                                                       REGISTRATION NO. 2-30070
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 93    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 247           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 30, 2012 pursuant to paragraph (b)(1)(vii) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EQUI-VEST(R)

Employer-Sponsored Retirement Plans


PROSPECTUS DATED MAY 1, 2012


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

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WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

Each of these contracts may not currently be available in all states.


----------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------
 FIXED INCOME
----------------------------------------------------------------------------
AXA Conservative Allocation/(1)/        EQ/Money Market
AXA Conservative-Plus Allocation/(1)/   EQ/PIMCO Ultra Short Bond
AXA Conservative Growth Strategy        EQ/Quality Bond PLUS
AXA Conservative Strategy               Invesco V.I. High Yield
EQ/Core Bond Index                      Ivy Funds VIP High Income
EQ/Franklin Core Balanced               Multimanager Core Bond
EQ/Global Bond PLUS                     Multimanager Multi-Sector Bond
EQ/Intermediate Government Bond/(2)/
----------------------------------------------------------------------------
 DOMESTIC STOCKS
----------------------------------------------------------------------------
AXA Aggressive Allocation/(1)/          EQ/Lord Abbett Large Cap Core
AXA Moderate-Plus Allocation/(1)/       EQ/Mid Cap Index
AXA Moderate Growth Strategy            EQ/Mid Cap Value PLUS
AXA Tactical Manager 400                EQ/Montag & Caldwell Growth
AXA Tactical Manager 500                EQ/Morgan Stanley Mid Cap Growth
AXA Tactical Manager 2000               EQ/Mutual Large Cap Equity
EQ/AllianceBernstein Dynamic Wealth     EQ/Small Company Index
 Strategies                             EQ/T. Rowe Price Growth Stock
EQ/AllianceBernstein Small Cap Growth   EQ/Templeton Global Equity
EQ/AXA Franklin Small Cap Value Core    EQ/UBS Growth and Income
EQ/BlackRock Basic Value Equity         EQ/Van Kampen Comstock
EQ/Boston Advisors Equity Income        EQ/Wells Fargo Omega Growth
EQ/Calvert Socially Responsible         Fidelity(R) VIP Contrafund
EQ/Capital Guardian Research            Goldman Sachs VIT Mid Cap Value
EQ/Common Stock Index                   Invesco V.I. Mid Cap Core Equity
EQ/Davis New York Venture               Invesco V.I. Small Cap Equity
EQ/Equity 500 Index                     Ivy Funds VIP Energy
EQ/Equity Growth PLUS                   Ivy Funds VIP Mid Cap Growth
EQ/Franklin Templeton Allocation        Ivy Funds VIP Small Cap Growth
EQ/GAMCO Mergers and Acquisitions       MFS(R) Investors Growth Stock
EQ/GAMCO Small Company Value            MFS(R) Investors Trust
EQ/JPMorgan Value Opportunities         MFS(R) Technology
EQ/Large Cap Core PLUS                  MFS(R) Utilities
EQ/Large Cap Growth Index               Multimanager Aggressive Equity
EQ/Large Cap Growth PLUS                Multimanager Large Cap Core Equity
EQ/Large Cap Value Index                Multimanager Large Cap Value
EQ/Large Cap Value PLUS
-


-------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------
Multimanager Mid Cap Growth          Target 2015 Allocation
Multimanager Mid Cap Value           Target 2025 Allocation
Multimanager Small Cap Growth        Target 2035 Allocation
Multimanager Small Cap Value         Target 2045 Allocation
Multimanager Technology              Van Eck VIP Global Hard Assets
-------------------------------------------------------------------------
 INTERNATIONAL STOCKS
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AXA Tactical Manager International   EQ/Oppenheimer Global
EQ/Global Multi-Sector Equity        Invesco V.I. Global Real Estate
EQ/International Core PLUS           Invesco V.I. International Growth
EQ/International Equity Index        Lazard Retirement Emerging Markets
EQ/International Value PLUS           Equity
EQ/MFS International Growth          MFS(R) International Value
                                     Multimanager International Equity
-------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------
All Asset Growth -- Alt 20/(3)/      AXA Moderate Allocation/(1)/
AXA Balanced Strategy
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(1)The AXA Allocation portfolios.

(2)This is the variable investment option's new name, effective on or about May 1, 2012. Please see ''Portfolios of the Trusts'' under ''Contract features and benefits'' later in this prospectus for the variable investment option's former name.
(3)This is the variable investment option's new name, effective on or about May 21, 2012, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.


You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract owners, we offer different "series" of contracts for use as:

Employer-funded traditional individual retirement annuities ("IRAs"):

..   A simplified employee pension plan ("SEP") sponsored by an employer.

..   SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST(R) to new employer groups without existing plans.

..   SIMPLE IRAs funded by employee salary reduction and employer contributions.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                 EV-Employer Sponsored Retirement Plans (IF/NB)
                                                                        #235211

Other employer-sponsored contracts:

..   Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations, including non-profit organizations and states or local governmental entities.

..   Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

..   An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA")
    for public schools and nonprofit entities under Internal Revenue Code
    Section 501(c)(3).

..   A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

..   To fund Internal Revenue Code Section 457 employee deferred compensation
    ("EDC") plans of state and municipal governments and tax-exempt organizations.

Minimum contribution amounts of $20 may be made under the contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2012, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendices I and IV.

Contents of this Prospectus

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----------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


      Index of key words and phrases                                   5
      Who is AXA Equitable?                                            7
      How to reach us                                                  8
      EQUI-VEST(R) contracts for employer-sponsored retirement plans
        at a glance -- key features                                   10


      -------------------------------------------------------------------
      FEE TABLE                                                       12
      -------------------------------------------------------------------

      Examples                                                        13
      EQUI-VEST(R) series 100 and 200 contracts --
        For TSA, University TSA, SEP, SARSEP, EDC and
        Annuitant-Owned HR-10 contracts:                              14
      EQUI-VEST(R) series 200 Trusteed contracts                      14
      EQUI-VEST(R) series 300 contracts                               14
      EQUI-VEST(R) series 400 contracts                               14
      Condensed financial information                                 14


      -------------------------------------------------------------------
      1. CONTRACT FEATURES AND BENEFITS                               15
      -------------------------------------------------------------------
      How you can purchase and contribute to your contract            15
      Owner and annuitant requirements                                17
      How you can make your contributions                             17
      What are your investment options under the contract?            17
      Portfolios of the Trusts                                        19
      Selecting your investment method                                29
      ERISA considerations for employers                              30
      Allocating your contributions                                   30
      Your right to cancel within a certain number of days            30


      -------------------------------------------------------------------
      2. DETERMINING YOUR CONTRACT'S VALUE                            31
      -------------------------------------------------------------------
      Your account value and cash value                               31
      Your contract's value in the variable investment options        31
      Your contract's value in the guaranteed interest option         31
      Your contract's value in the fixed maturity options             31
      Insufficient account value                                      31


                -----------------------------------------------
                3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
                  OPTIONS                                   32
                -----------------------------------------------
                Transferring your account value             32
                Disruptive transfer activity                32
                Automatic transfer options                  33
                Investment simplifier                       33
                Rebalancing your account value              34

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                 CONTENTS OF THIS PROSPECTUS 3

     ----------------------------------------------------------------------
     4.ACCESSING YOUR MONEY                                             35
     ----------------------------------------------------------------------
     Withdrawing your account value                                     35
     How withdrawals are taken from your account value                  36
     Loans under TSA, governmental employer EDC and Corporate
       Trusteed contracts                                               36
     Texas ORP participants                                             37
     Termination                                                        37
     When to expect payments                                            37
     Your annuity payout options                                        37


     ----------------------------------------------------------------------
     5.CHARGES AND EXPENSES                                             40
     ----------------------------------------------------------------------
     Charges that AXA Equitable deducts                                 40
     Charges under the contracts                                        40
     For all contract series                                            44
     Charges that the Trusts deduct                                     45
     Variations in charges                                              45


     ----------------------------------------------------------------------
     6.PAYMENT OF DEATH BENEFIT                                         46
     ----------------------------------------------------------------------
     Your beneficiary and payment of benefit                            46
     How death benefit payment is made                                  46
     Beneficiary continuation option (For TSAs, SEPs, SARSEP and
       SIMPLE IRAs only) -- May not be available in all states          47


     ----------------------------------------------------------------------
     7.TAX INFORMATION                                                  48
     ----------------------------------------------------------------------
     Tax information and ERISA matters                                  48
     Buying a contract to fund a retirement arrangement                 48
     Special rules for tax-favored retirement plans                     48
     Additional "Saver's Credit" for salary reduction contributions to
       certain plans or a traditional IRA or Roth IRA                   48
     Qualified plans                                                    49
     Tax-sheltered annuity contracts (TSAs)                             49
     Distributions from Qualified Plans and TSAs                        51
     Simplified Employee Pensions (SEPs)                                54
     SIMPLE IRAs (Savings Incentive Match Plan)                         54
     Public and tax-exempt organization employee deferred
       compensation plans (EDC Plans)                                   55
     Traditional Individual Retirement Annuities (traditional IRAs)     57
     ERISA matters                                                      63
     Certain rules applicable to plans designed to comply with
       Section 404(c) of ERISA                                          64
     Federal and state income tax withholding and information
       reporting                                                        64
     Federal income tax withholding on periodic annuity payments        64
     Federal income tax withholding on non-periodic annuity
       payments (withdrawals) which are not eligible rollover
       distributions                                                    64
     Mandatory withholding from eligible rollover distributions         64
     Impact of taxes to AXA Equitable                                   65

        ---------------------------------------------------------------
        8.MORE INFORMATION                                          66
        ---------------------------------------------------------------
        About our Separate Account A                                66
        About the Trusts                                            66
        About our fixed maturity options                            66
        About the general account                                   67
        About other methods of payment                              68
        Dates and prices at which contract events occur             68
        About your voting rights                                    69
        Statutory compliance                                        69
        About legal proceedings                                     69
        Financial statements                                        69
        Transfers of ownership, collateral assignments, loans, and
          borrowing                                                 69
        Funding changes                                             69
        Distribution of the contracts                               69


        ---------------------------------------------------------------
        9.INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE           73
        ---------------------------------------------------------------



        ----------------------------------------------------------------
        APPENDICES
        ----------------------------------------------------------------
          I  --  Condensed financial information                     I-1
         II  --  Market value adjustment example                    II-1
        III  --  State contract availability and/or variations of  III-1 certain features and benefits


        ----------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION
          Table of contents
        ----------------------------------------------------------------


4   CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                     account value                       31
                     annuitant                           30
                     annuity payout options              38
                     Annuitant-Owned HR-10               17
                     AXA Equitable Access Account        46
                     beneficiary                         46
                     beneficiary continuation option     47
                     business day                        68
                     cash value                          31
                     contract date                       15
                     contract date anniversary           15
                     contract year                       15
                     contributions                       15
                     disruptive transfer activity        32
                     DOL                                 49
                     EDC                                  2
                     ERISA                               30
                     elective deferral contributions     50
                     fixed maturity amount               28
                     fixed maturity option               28
                     guaranteed interest option          28
                     IRA                                  1
                     investment options               1, 17
                     market adjusted amount              28


                                                      PAGE

                     market timing                      32
                     market value adjustment            28
                     maturity value                     28
                     nonelective contribution           55
                     Online Account Access               8
                     partial withdrawals                35
                     portfolio                           1
                     processing office                   8
                     rate to maturity                   28
                     Required Beginning Date            62
                     SAI                                 2
                     SEC                                 2
                     salary reduction contributions     48
                     SARSEP                             17
                     SEP                                 1
                     SIMPLE IRA                          1
                     TOPS                                8
                     Trusteed contracts                  2
                     TSA                             2, 49
                     Trusts                             33
                     unit                               31
                     unit investment trust              66
                     variable investment options     1, 18


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

---------------------------------------------------------------------
 PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
---------------------------------------------------------------------
fixed maturity options         Guarantee Periods or Fixed Maturity
                               Accounts

variable investment options    Investment Funds or Investment
                               Divisions

account value                  Annuity Account Value

rate to maturity               Guaranteed Rates

guaranteed interest option     Guaranteed Interest Account

unit                           Accumulation unit

unit value                     Accumulation unit value
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                                              INDEX OF KEY WORDS AND PHRASES 5

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

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TSA, SEP, EDC, ANNUITANT-OWNED HR-10   series 100
AND TRUSTEED CONTRACTS.                This series is no longer available for new purchasers except in
                                       NJ and NY for Trusteed.
---------------------------------------------------------------------------------------------------------
TSA, EDC, ANNUITANT-OWNED HR-10,       series 200
TRUSTEED, SEP AND SARSEP CONTRACTS.    This series is available for new purchasers of Trusteed and
                                       Annuitant-Owned HR-10 contracts in all states except in NY and NJ. Also available for SEP and SARSEP contracts in MD,
                                       OR and WA.
                                       This series is available for TSA and EDC to issue contracts to new participants in existing units for certain plans in a limited number of states.
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SEP AND SARSEP CONTRACTS IN ALL        series 300
STATES EXCEPT IN MD, OR AND WA.
---------------------------------------------------------------------------------------------------------
SIMPLE IRA CONTRACTS IN ALL APPROVED   series 400
STATES.
---------------------------------------------------------------------------------------------------------



6   INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                      WHO IS AXA EQUITABLE?  7

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Loan Repayments Lockbox
  P.O. Box 13496
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address; and

..   access "Frequently Asked Questions" and certain service forms.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800)755-7777. You may use Online Account Access by visiting our website at ww.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not

8   WHO IS AXA EQUITABLE?

employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the automatic investment program (not applicable to all contracts);

(2)election of the investment simplifier;

(3)election of the automatic deposit service;

(4)election of the rebalancing program;

(5)election of required minimum distribution automatic withdrawal option;

(6)election of beneficiary continuation option (TSA, SEP, SARSEP, and SIMPLE IRA contracts only);

(7)transfer/rollover of assets to another carrier;

(8)request for a loan (ERISA and non-ERISA TSA if permitted by plan, governmental employer EDC (subject to state availability) and Corporate Trusteed contracts);

(9)tax withholding election;

(10)contract surrender and withdrawal requests; and

(11)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)change of ownership (when applicable).

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)investment simplifier;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.

                                                      WHO IS AXA EQUITABLE?  9

EQUI-VEST(R) contracts for employer-sponsored retirement plans at a glance -- key features

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PROFESSIONAL INVESTMENT     EQUI-VEST(R)'s variable investment options invest in
MANAGEMENT                  different portfolios sub-advised by professional investment advisers.
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GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
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FIXED MATURITY OPTIONS      .   10 (7 in Oregon) fixed maturity options with maturities
                                ranging from approximately 1 to 10 years (1 to 7 in
                                Oregon).
                            .   Each fixed maturity option offers a guarantee of
                                principal and interest rate if you hold it to maturity.
                            ------------------------------------------------------------
                            If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it
                            matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
                            ------------------------------------------------------------
                            Only available for contracts in states where approved.
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TAX ADVANTAGES       On earnings inside the contract    No tax until you make withdrawals from your contract
                     On transfers inside the contract   or receive annuity payments.
                                                        No tax on transfers among investment options.
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                      Because you are purchasing or contributing to an annuity
                      contract to fund a tax-favored employer sponsored
                      retirement arrangement, you should be aware that such
                      contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before
                      purchasing one of these contracts, you should consider
                      whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the
                      relative features, benefits and costs of these annuities
                      with any other investment that you may use in connection
                      with your retirement plan or arrangement. (For more
                      information, see "Tax information" later in this
                      prospectus.)
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CONTRIBUTION AMOUNTS  .   $20 (minimum) each contribution
                      .   Maximum contribution limitations apply to all contracts.
                      ------------------------------------------------------------
                      In general, contributions are limited to $1.5 million
                      ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all EQUI-VEST(R) series,
                      EQUI-VEST(R) At Retirement/SM /and At
                      Retirement/SM/contracts with the same owner or annuitant.
                      Currently, we refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity
                      accumulation contracts of which you are the owner or under which you are the annuitant would total $2.5 million. Upon advance notice to you, we may exercise certain rights we
                      have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution
                      requirements and limitations, and (ii) discontinue
                      acceptance of contributions. Further, we may at any time
                      exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options and to limit the number of variable
                      investment options which you may elect. For more
                      information, see "How you can purchase and contribute to
                      your contract" in "Contract features and benefits" later in this prospectus.
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ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several withdrawal options on a periodic basis
                      .   Contract surrender
                      Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain
                      withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
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PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (described in
                          a separate prospectus for that option)
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    EQUI-VEST(R) CONTRACTS FOR EMPLOYER-SPONSORED
10  RETIREMENT PLANS AT A GLANCE -- KEY FEATURES

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ADDITIONAL FEATURES  .   Dollar cost averaging by automatic transfers
                        -- Interest sweep option
                        -- Fixed dollar option
                     .   Automatic investment program (not applicable to all
                         contracts)
                     .   Account value rebalancing (quarterly, semiannually, and
                         annually)
                     .   No charge on transfers among investment options
                     .   Waiver of withdrawal charge under certain circumstances
                     .   Minimum death benefit
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FEES AND CHARGES     .   Please see "Fee Table" later in this prospectus for
                         complete details.
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THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDICES I AND IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

                               EQUI-VEST(R) CONTRACTS FOR EMPLOYER-SPONSORED
                                RETIREMENT PLANS AT A GLANCE -- KEY FEATURES 11

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


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 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU
 REQUEST CERTAIN TRANSACTIONS
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Maximum withdrawal charge as a percentage of              6.00%
contributions, or amounts with- drawn, depending on
the contract and series (deducted if you surrender
your contract or make certain withdrawals)/(1)/

Charge if you elect a Variable Immediate Annuity          $350
payout option (which is described in a separate
prospectus for that option)

Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                          series 100 and 200: none
                                                          series 300 and 400: $65 (maximum)
                                                                       $25 (current) Effective June 1,
                                                                       2012, this charge will increase to
                                                                       $65 (except for series 400 SIMPLE
                                                                       IRA).
Special services charges
 .   Wire transfer charge/(3)/                            $90 (current and maximum)
 .   Express mail charge/(3)/                             $35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract,
not including underlying Trust portfolio fees and expenses.
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 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT
 DATE ANNIVERSARY/(4)/
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Annual administrative charge/(5)/

For series 100 and 200:                                   The lesser of $30 or 2% of your account value, plus
                                                          prior withdrawals during the contract year.

For series 300 and 400:                                   $65 maximum ($30 current)

Net Loan interest charge/(6)/ -- TSA, governmental        2.00%.
employer EDC and Corporate Trusted contracts
(calculated and deducted daily as a percentage of the
outstanding loan amount):
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 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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SEPARATE ACCOUNT ANNUAL EXPENSES:             EQ/COMMON STOCK INDEX   ALL OTHER VARIABLE
                                              EQ/MONEY MARKET OPTIONS INVESTMENT OPTIONS
                                              ----------------------- ------------------
                                               SERIES 100  SERIES 200  SERIES 100  SERIES 200  SERIES 300   SERIES 400
                                               ---------   ---------   ---------   ---------   ---------    ---------
Maximum mortality and expense risk/(7)/       0.65%       1.24%       0.50%       1.09%       1.10%        1.75%
                                              (currently  (currently                                       (currently
                                              0.56%)      1.15%)                                           1.10%)
Maximum other expenses/(8)/                   0.84%       0.25%       0.84%       0.25%       0.25%        0.25%
                                                                                              (currently   (currently
                                                                                              0.24%)       0.24%)
                                              -           -           -           -           ------       ------
Maximum total Separate Account A annual
expenses/(9)/                                 1.49%       1.49%       1.34%       1.34%       1.35%        2.00%
                                              =====       =====       =====       =====       =====        =====
                                              (currently  (currently                          (currently   (currently
                                              1.40%)      1.40%)                              1.34%)/(10)/ 1.34%)/(10)/
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12  FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


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 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Total Annual Portfolio Operating Expenses for 2011 (expenses that are deducted from  Lowest Highest portfolio assets including management fees, 12b-1 fees, service fees, and/or other
expenses)/(11)/                                                                       0.62%   1.91%


Notes:

(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charges" in "Charges and expenses" later in this prospectus.


(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(5)For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

(6)We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7)A portion of this charge is for providing the death benefit.

(8)For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.

(9)For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2011 would have been 2.24% for the AXA Moderate Allocation option; 2.09% for the Multimanager Aggressive Equity option; 1.86% for the EQ/Common Stock Index option; and 1.87% for the EQ/ Money Market option.

(10)For all variable investment options other than AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market.

(11)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio.


EXAMPLES

These examples are intended to help you compare the cost of investing in each type of EQUI-VEST(R) series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2011, which results in an estimated annual charge of 0.0811% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                  FEE TABLE  13

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR TSA, UNIVERSITY TSA, SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:


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                                                      IF YOU ANNUITIZE AT THE END OF THE
                                                      APPLICABLE TIME PERIOD, AND SELECT A
                                                      NON-LIFE CONTINGENT PERIOD CERTAIN    IF YOU DO NOT SURRENDER YOUR
                IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE   CONTRACT AT THE END OF THE APPLICABLE
                END OF THE APPLICABLE TIME PERIOD               YEARS/(1)/                           TIME PERIOD
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                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
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(a)assuming
   maximum
   fees and
   expenses of
   any of the
   portfolios    $898    $1,629    $2,383    $4,055    N/A     $1,629   $2,383    $4,055    $349    $1,064    $1,801    $3,741
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(b)assuming
   minimum
   fees and
   expenses of
   any of the
   portfolios    $770    $1,249    $1,755    $2,797    N/A     $1,249   $1,755    $2,797    $214    $  661    $1,134    $2,439
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(1)Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.

EQUI-VEST(R) SERIES 200 TRUSTEED CONTRACTS


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                                                      IF YOU ANNUITIZE AT THE END OF THE
                                                      APPLICABLE TIME PERIOD, AND SELECT A
                                                      NON-LIFE CONTINGENT PERIOD CERTAIN    IF YOU DO NOT SURRENDER YOUR
                IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE     CONTRACT AT THE END OF THE
                END OF THE APPLICABLE TIME PERIOD                  YEARS                       APPLICABLE TIME PERIOD
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                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
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(a)assuming
   maximum
   fees and
   expenses of
   any of the
   portfolios    $898    $1,629    $2,383    $3,741    N/A     $1,629   $2,383    $3,741    $349  $1,064  $1,801   $3,741
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(b)assuming
   minimum
   fees and
   expenses of
   any of the
   portfolios    $770    $1,249    $1,734    $2,439    N/A     $1,249   $1,734    $2,439    $214  $  661  $1,134   $2,439


EQUI-VEST(R) SERIES 300 CONTRACTS


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                                                      IF YOU ANNUITIZE AT THE END OF THE
                                                      APPLICABLE TIME PERIOD AND SELECT A
                                                      NON-LIFE CONTINGENT PERIOD CERTAIN   IF YOU DO NOT SURRENDER YOUR
                IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE    CONTRACT AT THE END OF THE
                END OF THE APPLICABLE TIME PERIOD                  YEARS                      APPLICABLE TIME PERIOD
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                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
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(a)assuming
   maximum
   fees and
   expenses of
   any of the
   portfolios    $899    $1,632    $2,387    $3,751    N/A    $1,632   $2,387    $3,751    $351  $1,067  $1,806   $3,751
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(b)assuming
   minimum
   fees and
   expenses of
   any of the
   portfolios    $771    $1,252    $1,739    $2,450    N/A    $1,252   $1,739    $2,450    $215  $  664  $1,139   $2,450
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EQUI-VEST(R) SERIES 400 CONTRACTS


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                                                      IF YOU ANNUITIZE AT THE END OF THE
                                                      APPLICABLE TIME PERIOD AND SELECT A
                                                      NON-LIFE CONTINGENT PERIOD CERTAIN   IF YOU DO NOT SURRENDER YOUR
                IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE    CONTRACT AT THE END OF THE
                END OF THE APPLICABLE TIME PERIOD                  YEARS                      APPLICABLE TIME PERIOD
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                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
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(a)assuming
   maximum
   fees and
   expenses of
   any of the
   portfolios    $963    $1,820    $2,690    $4,344    N/A    $1,820   $2,690    $4,344    $419  $1,266  $2,128   $4,344
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(b)assuming
   minimum
   fees and
   expenses of
   any of the
   portfolios    $835    $1,445    $2,080    $3,127    N/A    $1,445   $2,080    $3,127    $283  $  869  $1,480   $3,127
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CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2011.


14  FEE TABLE

1. Contract features and benefits

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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

The employer sponsoring the plan makes payments to us that we call "contributions." These contributions purchase an annuity contract for your benefit. We can refuse to accept any application or contribution from your employer at any time, including after you purchase the contract. We require a minimum contribution amount of $20 for each type of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

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We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
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See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series, EQUI-VEST(R) At Retirement/SM/ and At Retirement/SM/ contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

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The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
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 CONTRACT TYPE      SOURCE OF CONTRIBUTIONS
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SEP                 Employer.

                    Eligible rollover distributions from other traditional
                       IRAs, 403(b) plans, qualified plans and governmental
                       employer EDC plans.
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SARSEP              Employer-remitted employee salary reduction and/or
                       nonelective employer contributions (pre-1997 plans
                       only).

                    Additional "catch-up" contributions.

                    Eligible rollover distributions from other traditional
                       IRAs, 403(b) plans, qualified plans and governmental
                       employer EDC plans.
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SIMPLE IRA          Employee salary reduction; employer match.

                    Additional "catch-up" contributions.

                    Rollover distributions or direct transfer distributions
                       from other SIMPLE IRAs.

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Unincorporated and  Employer, including for self-employed.
Corporate Trusteed
                    Salary reduction 401(k) if plan permits.

                    Additional "catch-up" contributions.

                    Eligible rollover distributions from other qualified plans,
                       403(b) plans, governmental employer EDC plans and
                       traditional IRAs, if permitted by the plan.
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 CONTRACT TYPE      LIMITATIONS ON CONTRIBUTIONS
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SEP                 For 2012, annual employer contributions up to the
                       lesser of $50,000 or 25% of employee compensation.



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SARSEP              For 2012, annual employer contributions up to the
                       lesser of $50,000 or 25% of employee compensation.

                    Maximum salary reduction contribution is $17,000 for
                       2012.

                    If plan permits, an individual at least age 50 at any time during 2012 can make up to $5,500 additional salary
                       reduction "catch-up" contributions.
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SIMPLE IRA          Salary reduction contributions up to $11,500 for 2012;
                       employer matching contributions up to 3% of employee
                       compensation.

                    If plan permits, an individual at least age 50 at any time during 2012 can make up to $2,500 additional salary
                       reduction "catch-up" contributions.
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Unincorporated and  For 2012, maximum amount of employer and employee
Corporate Trusteed     contributions is generally the lesser of $50,000 or
                       100% of compensation, with maximum salary reduction
                       contribution of $17,000.

                    If employer's plan permits, an individual at least age 50
                       at any time during 2012 can make up to $5,500 addi-tional salary reduction "catch-up" contributions.

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                                              CONTRACT FEATURES AND BENEFITS 15

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 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS
-------------------------------------------------------------------------------
TSA and          Employer-remitted employee salary reduction and/or
University TSA      various types of employer contributions.

                 Additional "catch-up" contributions.

                 Only if plan permits, "designated Roth" contributions
                    under Section 402A of the Code.

                 Only if plan permits, direct plan-to-plan transfers from
                    another 403(b) plan, or contract exchanges from another 403(b) contract under the same plan.

                 Only if plan permits, eligible rollover distributions from other 403(b) plans, qualified plans, governmental em-ployer 457(b) plans and traditional IRAs.




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EDC              Employer-remitted employee salary reduction and/or
                    employer contributions.

                 For governmental employer EDC plans only, additional
                    "age 50 catch-up" contributions.

                 For governmental employer EDC plans only and only if
                    plan permits, "designated Roth" contributions under Sections 457 and 402A of the Code.

                 For governmental employer EDC plans only and only if
                    plan permits, eligible rollover distributions from other
                    governmental employer 457(b) plans, 403(b) plans,
                    qualified plans and traditional IRAs.
-------------------------------------------------------------------------------


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 CONTRACT TYPE   LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------
TSA and          For 2012, maximum amount of employer and employee
University TSA      contributions is generally the lesser of $50,000 or
                    100% of compensation, with maximum salary reduction
                    contribution of $17,000.

                 If employer's plan permits, an individual at least age 50
                    at any time during 2012 can make up to $5,500 addi-tional salary reduction "catch-up" contributions.

                 All salary reduction contributions (whether pre-tax or
                    designated Roth) may not exceed the total maximum for the year. (For 2012, $17,000 and age 50 catch-up of $5,500.)

                 Rollover or direct transfer contributions after age 70 1/2 must be net of any required minimum distributions.

                 Different sources of contributions and earnings may be
                    subject to withdrawal restrictions.
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EDC              Contributions subject to plan limits. Maximum con-
                    tribution for 2012 is lesser of $17,000 or 100% of in-
                    cludible compensation.

                 If plan permits, an individual may make catch-up con-
                    tributions for 3 years of service preceding plan retire-ment age; 2012 maximum is $34,000.

                 If governmental employer 457(b) plan permits, an in-
                    dividual at least age 50 at any time during 2012 can
                    make up to $5,500 additional salary reduction "catch-
                    up" contributions. This must be coordinated with the
                    "catch-up" contributions for 3 years of service preced-
                    ing plan retirement age.
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IRA FUNDING. The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                              -------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

16  CONTRACT FEATURES AND BENEFITS

CONTRIBUTIONS TO SARSEP, CORPORATE TRUSTEED, CERTAIN HR-10, TSA AND EDC
CONTRACTS

We no longer offer the EQUI-VEST(R) contracts under SARSEP, Corporate Trusteed, Annuitant-Owned HR-10, TSA and EDC plans, except as noted below:

..   If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

..   If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST(R) contracts, we will enroll new employees under your contract and accept contributions for existing employees.

..   If you established an HR-10 plan where EQUI-VEST(R) contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

..   If your retirement plan is qualified under section 401(a) of the Internal
    Revenue Code and is sponsored by a state or local governmental entity.


..   If your TSA or EDC unit was established as a specially-priced unit, we will issue a contract to new participants under such units and continue to accept contributions for existing contracts.


..   The TSA contract is no longer available for establishing new units for
    Texas ORP plans or for new participants in existing plans.

OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE IRA, TSA, University TSA and Annuitant-Owned HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus.

For governmental employer EDC contracts, the employer or a trust must be the owner and the employee must be the annuitant. For tax-exempt employer EDC contracts, the employer must be the owner and the employee must be the annuitant.

--------------------------------------------------------------------------------
Annuitant is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. Also, we do not accept starter checks or traveler's checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in "About other methods of payment" in "More information" later in this prospectus.


For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.


If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


If additional contributions are permitted under the plan or contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select. See "Selecting your investment method" later in this prospectus.


                                              CONTRACT FEATURES AND BENEFITS 17

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions.
--------------------------------------------------------------------------------

18  CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Tactical Manager portfolios, the AXA Allocation portfolios, the EQ/Franklin Templeton Allocation portfolio and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.


------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION  Class B     Seeks long-term capital appreciation.        AXA Equitable Funds Management
                                                                                       Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class B     Seeks a high level of current income.        AXA Equitable Funds Management
  ALLOCATION                                                                           Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS      Class B     Seeks current income and growth of capi-     AXA Equitable Funds Management
  ALLOCATION                           tal, with a greater emphasis on current         Group, LLC
                                       income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks long-term capital appreciation and     AXA Equitable Funds Management
                                       current income.                                 Group, LLC
------------------------------------------------------------------------------------------------------------------------

                                              CONTRACT FEATURES AND BENEFITS 19

-------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS          Class B     Seeks long-term capital appreciation and     AXA Equitable Funds Management
  ALLOCATION                           current income, with a greater emphasis         Group, LLC
                                       on capital appreciation.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class A     Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
  EQUITY                               tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   ClearBridge Advisors, LLC
                                                                                    GCIC US Ltd.
                                                                                    Legg Mason Capital Management,
                                                                                       LLC
                                                                                    Marsico Capital Management, LLC
                                                                                    T. Rowe Price Associates, Inc.
                                                                                    Westfield Capital Management
                                                                                       Company, L.P.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND     Class B     Seeks a balance of high current income       BlackRock Financial Management,
                                       and capital appreciation, consistent with       Inc.
                                       a prudent level of risk.                     Pacific Investment Management
                                                                                       Company LLC
                                                                                    SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               Class B     Seeks to achieve long-term growth of capi-   AXA Equitable Funds Management
  INTERNATIONAL EQUITY                 tal with an emphasis on risk-adjusted re-       Group, LLC
                                       turns and managing volatility in the         BlackRock Investment Manage-
                                       portfolio.                                      ment, LLC
                                                                                    EARNEST Partners, LLC
                                                                                    J.P. Morgan Investment Manage-
                                                                                       ment Inc.
                                                                                    Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP     Class B     Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
  CORE EQUITY                          tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   Janus Capital Management, LLC
                                                                                    Thornburg Investment Manage-
                                                                                       ment, Inc.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP     Class B     Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
  VALUE                                tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   Institutional Capital LLC
                                                                                    MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class B     Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
  GROWTH                               tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
                                                                                    Franklin Advisers, Inc.
                                                                                    Wellington Management Company,
                                                                                       LLP
-------------------------------------------------------------------------------------------------------------------------


20  CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class B     Seeks to achieve long-term growth of capi-     AXA Equitable Funds Management
  VALUE                                tal with an emphasis on risk-adjusted re-         Group, LLC
                                       turns and managing volatility in the           BlackRock Investment Manage-
                                       portfolio.                                        ment, LLC
                                                                                      Diamond Hill Capital Management,
                                                                                         Inc.
                                                                                      Knightsbridge Asset Management,
                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               Class A     Seeks high total return through a combina-     Pacific Investment Management
  MULTI-SECTOR BOND                    tion of current income and capital                Company LLC
                                       appreciation.                                  Post Advisory Group, LLC
                                                                                      SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Class B     Seeks to achieve long-term growth of capi-     AXA Equitable Funds Management
  GROWTH                               tal with an emphasis on risk-adjusted re-         Group, LLC
                                       turns and managing volatility in the           BlackRock Investment Manage-
                                       portfolio.                                        ment, LLC
                                                                                      Lord, Abbett & Co. LLC
                                                                                      Morgan Stanley Investment Man-
                                                                                         agement Inc.
                                                                                      NorthPointe Capital, LLC
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Class B     Seeks to achieve long-term growth of capi-     AXA Equitable Funds Management
  VALUE                                tal with an emphasis on risk-adjusted re-         Group, LLC
                                       turns and managing volatility in the           BlackRock Investment Manage-
                                       portfolio.                                        ment, LLC
                                                                                      Franklin Advisory Services, LLC
                                                                                      Horizon Asset Management, LLC
                                                                                      Pacific Global Investment Manage-
                                                                                         ment Company
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class B     Seeks long-term growth of capital.             AXA Equitable Funds Management
                                                                                         Group, LLC
                                                                                      RCM Capital Management, LLC
                                                                                      SSgA Funds Management, Inc.
                                                                                      Wellington Management Company,
                                                                                         LLP
---------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 21

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -- ALT    Class IB    Seeks long-term capital appreciation and     AXA Equitable Funds Management
  20/(1) /                             current income.                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY      Class IB    Seeks long-term capital appreciation and     AXA Equitable Funds Management
                                       current income                                  Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of           AXA Equitable Funds Management
  STRATEGY                             capital, with a greater emphasis on             Group, LLC
                                       current income.
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY  Class IB    Seeks a high level of current income.        AXA Equitable Funds Management
                                                                                       Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation and     AXA Equitable Funds Management
  STRATEGY                             current income, with a greater emphasis         Group, LLC
                                       on current income.
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400   Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
                                       tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500   Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
                                       tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000  Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
                                       tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER       Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
  INTERNATIONAL                        tal with an emphasis on risk-adjusted re-    AXA Equitable Funds Management
                                       turns and managing volatility in the            Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IB    Seeks to achieve total return from long-     AllianceBernstein L.P.
  DYNAMIC WEALTH                       term growth of capital and income.
  STRATEGIES
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IA    Seeks to achieve long-term growth of         AllianceBernstein L.P.
  SMALL CAP GROWTH                     capital.
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL      Class IB    Seeks to achieve long-term total return      AXA Equitable Funds Management
  CAP VALUE CORE                       with an emphasis on risk-adjusted returns       Group, LLC
                                       and managing volatility in the portfolio.    BlackRock Investment Manage-
                                                                                       ment, LLC
                                                                                    Franklin Advisory Services, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IB    Seeks to achieve capital appreciation and    BlackRock Investment Manage-
  EQUITY                               secondarily, income.                            ment, LLC
-------------------------------------------------------------------------------------------------------------------------


22  CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IB    Seeks a combination of growth and in-           Boston Advisors, LLC
  EQUITY INCOME                        come to achieve an above-average and
                                       consistent total return.
---------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY        Class IB    Seeks to achieve long-term capital              Bridgeway Capital Management,
  RESPONSIBLE                          appreciation.                                      Inc.
                                                                                       Calvert Investment Management
                                                                                          Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Class IB    Seeks to achieve long-term growth of            Capital Guardian Trust Company
  RESEARCH                             capital.
---------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before          AllianceBernstein L.P.
                                       expenses that approximates the total re-
                                       turn performance of the Russell 3000 In-
                                       dex, including reinvestment of dividends,
                                       at a risk level consistent with that of the
                                       Russell 3000 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before          AXA Equitable Funds Management
                                       expenses that approximates the total re-           Group, LLC
                                       turn performance of the Barclays                SSgA Funds Management, Inc.
                                       Intermediate U.S. Government/Credit In-
                                       dex, including reinvestment of dividends,
                                       at a risk level consistent with that of the
                                       Barclays Intermediate U.S. Government/
                                       Credit Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE  Class IB    Seeks to achieve long-term growth of            Davis Selected Advisers, L.P.
                                       capital.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before          AllianceBernstein L.P.
                                       expenses that approximates the total re-
                                       turn performance of the S&P 500 Index,
                                       including reinvestment of dividends, at a
                                       risk level consistent with that of the S&P
                                       500 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS      Class IB    Seeks to achieve long-term growth of            AXA Equitable Funds Management
                                       capital with an emphasis on risk-adjusted          Group, LLC
                                       returns and managing volatility in the          BlackRock Capital Management,
                                       portfolio.                                         Inc.
                                                                                       BlackRock Investment Manage-
                                                                                          ment, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED  Class IB    Seeks to maximize income while maintain-        AXA Equitable Funds Management
                                       ing prospects for capital appreciation with        Group, LLC
                                       an emphasis on risk-adjusted returns and        BlackRock Investment Manage-
                                       managing volatility in the portfolio.              ment, LLC
                                                                                       Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON      Class IB    Primarily seeks capital appreciation and        AXA Equitable Funds Management
  ALLOCATION                           secondarily seeks income.                          Group, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IB    Seeks to achieve capital appreciation.          GAMCO Asset Management, Inc.
  ACQUISITIONS
---------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Class IB    Seeks to maximize capital appreciation.         GAMCO Asset Management, Inc.
  VALUE
---------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 23

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS        Class IB    Seeks to achieve capital growth and cur-      AXA Equitable Funds Management
                                       rent income.                                     Group, LLC
                                                                                     BlackRock Investment Manage-
                                                                                        ment, LLC
                                                                                     First International Advisors, LLC
                                                                                     Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR     Class IB    Seeks to achieve long-term capital            AXA Equitable Funds Management
  EQUITY                               appreciation with an emphasis on risk-           Group, LLC
                                       adjusted returns and managing volatility      BlackRock Investment Manage-
                                       in the portfolio.                                ment, LLC
                                                                                     Morgan Stanley Investment Man-
                                                                                        agement Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IA    Seeks to achieve a total return before        AXA Equitable Funds Management
  GOVERNMENT BOND/(2)/                 expenses that approximates the total re-         Group, LLC
                                       turn performance of the Barclays              SSgA Funds Management, Inc.
                                       Intermediate U.S. Government Bond In-
                                       dex, including reinvestment of dividends,
                                       at a risk level consistent with that of the
                                       Barclays Intermediate U.S. Government
                                       Bond Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE      Class IB    Seeks to achieve long-term growth of          AXA Equitable Funds Management
  PLUS                                 capital with an emphasis on risk-adjusted        Group, LLC
                                       returns and managing volatility in the        BlackRock Investment Manage-
                                       portfolio.                                       ment, LLC
                                                                                     Hirayama Investments, LLC
                                                                                     WHV Investment Management
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before       AllianceBernstein L.P.
  INDEX                                expenses) that approximates the total
                                       return performance of a composite index
                                       comprised of 40% Dow Jones EURO
                                       STOXX 50 Index, 25% FTSE 100 Index,
                                       25% TOPIX Index, and 10% S&P/ASX
                                       200 Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the composite index.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE     Class IB    Seeks to provide current income and long-     AXA Equitable Funds Management
  PLUS                                 term growth of income, accompanied by            Group, LLC
                                       growth of capital with an emphasis on         BlackRock Investment Manage-
                                       risk-adjusted returns and managing vola-         ment, LLC
                                       tility in the portfolio.                      Northern Cross, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE          Class IB    Seeks to achieve long-term capital            J.P. Morgan Investment Manage-
  OPPORTUNITIES                        appreciation.                                    ment Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS     Class IB    Seeks to achieve long-term growth of capi-    AXA Equitable Funds Management
                                       tal with an emphasis on risk-adjusted re-        Group, LLC
                                       turns and managing volatility in the          BlackRock Investment Manage-
                                       portfolio.                                       ment, LLC
                                                                                     Institutional Capital LLC
---------------------------------------------------------------------------------------------------------------------------


24  CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IB    Seeks to achieve a total return before         AllianceBernstein L.P.
                                       expenses that approximates the total re-
                                       turn performance of the Russell 1000
                                       Growth Index, including reinvestment of
                                       dividends at a risk level consistent with
                                       that of the Russell 1000 Growth Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS   Class IB    Seeks to provide long-term capital growth      AXA Equitable Funds Management
                                       with an emphasis on risk-adjusted returns         Group, LLC
                                       and managing volatility in the portfolio.      BlackRock Investment Manage-
                                                                                         ment, LLC
                                                                                      Marsico Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IB    Seeks to achieve a total return before         SSgA Funds Management, Inc.
                                       expenses that approximates the total re-
                                       turn performance of the Russell 1000
                                       Value Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 1000 Value Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS    Class IA    Seeks to achieve long-term growth of           AllianceBernstein L.P.
                                       capital with an emphasis on risk-adjusted      AXA Equitable Funds Management
                                       returns and managing volatility in the            Group, LLC
                                       portfolio.
---------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP   Class IB    Seeks to achieve capital appreciation and      Lord, Abbett & Co. LLC
  CORE                                 growth of income with reasonable risk.
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IB    Seeks to achieve capital appreciation.         Massachusetts Financial Services
  GROWTH                                                                                 Company d/b/a MFS Investment
                                                                                         Management
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IB    Seeks to achieve a total return before         SSgA Funds Management, Inc.
                                       expenses that approximates the total re-
                                       turn performance of the S&P Mid Cap
                                       400 Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the S&P Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS      Class IB    Seeks to achieve long-term capital             AXA Equitable Funds Management
                                       appreciation with an emphasis on risk-            Group, LLC
                                       adjusted returns and managing volatility       BlackRock Investment Manage-
                                       in the portfolio.                                 ment, LLC
                                                                                      Wellington Management Company,
                                                                                         LLP
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Class IA    Seeks to obtain a high level of current        The Dreyfus Corporation
                                       income, preserve its assets and maintain
                                       liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL       Class IB    Seeks to achieve capital appreciation.         Montag & Caldwell, LLC.
  GROWTH
---------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IB    Seeks to achieve capital growth.               Morgan Stanley Investment Man-
  CAP GROWTH                                                                             agement Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP        Class IB    Seeks to achieve capital appreciation,         AXA Equitable Funds Management
  EQUITY                               which may occasionally be short-term,             Group, LLC
                                       with an emphasis on risk-adjusted returns      BlackRock Investment Manage-
                                       and managing volatility in the portfolio.         ment, LLC
                                                                                      Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IB    Seeks to achieve capital appreciation.         OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 25

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IB    Seeks to generate a return in excess of      Pacific Investment Management
                                       traditional money market products while         Company, LLC
                                       maintaining an emphasis on preservation
                                       of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS       Class IA    Seeks to achieve high current income con-    AllianceBernstein L.P.
                                       sistent with moderate risk to capital.       AXA Equitable Funds Management
                                                                                       Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IB    Seeks to replicate as closely as possible    AllianceBernstein L.P.
                                       (before the deduction of portfolio ex-
                                       penses) the total return of the Russell
                                       2000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IB    Seeks to achieve long-term capital           T. Rowe Price Associates, Inc.
  STOCK                                appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL        Class IB    Seeks to achieve long-term capital growth    AXA Equitable Funds Management
  EQUITY                               with an emphasis on risk-adjusted returns       Group, LLC
                                       and managing volatility in the portfolio.    BlackRock Investment Manage-
                                                                                       ment, LLC
                                                                                    Templeton Investment Counsel, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Class IB    Seeks to achieve total return through capi-  UBS Global Asset Management
                                       tal appreciation with income as a secon-        (Americas) Inc.
                                       dary consideration.
--------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Class IB    Seeks to achieve capital growth and in-      Invesco Advisers, Inc.
                                       come.
--------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA       Class IB    Seeks to achieve long-term capital           Wells Capital Management, Inc.
  GROWTH                               growth.


--------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS) -                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SERIES II PORTFOLIO NAME  OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL   The fund's investment objective is total return through     Invesco Advisers, Inc.
  ESTATE FUND              growth of capital and current income.                       Invesco Asset Management Limited
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD    The fund's investment objective is total return comprised   Invesco Advisers, Inc.
  FUND                     of current income and capital appreciation
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I.               The fund's investment objective is long-term growth of      Invesco Advisers, Inc.
  INTERNATIONAL GROWTH     capital.
  FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP       The fund's investment objective is long-term growth of      Invesco Advisers, Inc.
  CORE EQUITY FUND         capital.
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP     The fund's investment objective is long-term growth of      Invesco Advisers, Inc.
  EQUITY FUND              capital.
--------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS
 (VIP) - SERVICE CLASS 2                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME            OBJECTIVE                                                  APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP            Seeks long-term capital appreciation.                       Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO                                                                 Company (FMR)
--------------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME            OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID      Seeks long-term capital appreciation.                       Goldman Sachs Asset Management, L.P.
  CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------


26  CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY      To seek to provide capital growth and appreciation.         Waddell & Reed Investment Manage-
                                                                                         ment Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME To seek to provide total return through a combination of    Waddell & Reed Investment Manage-
                          high current income and capital appreciation.                  ment Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP     To seek to provide growth of capital.                       Waddell & Reed Investment Manage-
  GROWTH                                                                                 ment Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP   To seek to provide growth of capital.                       Waddell & Reed Investment Manage-
  GROWTH                                                                                 ment Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. - SERVICE                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.                       Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -
 SERVICE CLASS PORTFOLIO                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital          Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH   The fund's investment objective is to seek capital          Massachusetts Financial Services
  STOCK SERIES            appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital          Massachusetts Financial Services
  SERIES                  appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY         The fund's investment objective is to seek capital          Massachusetts Financial Services
  PORTFOLIO               appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total return.    Massachusetts Financial Services
                                                                                         Company
---------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST - S                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD   Seeks long-term capital appreciation by investing primar-   Van Eck Associates Corporation
  ASSETS FUND             ily in "hard asset" securities. Income is a secondary
                          consideration.
---------------------------------------------------------------------------------------------------------------------------




(1)This is the portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The portfolio's former name was All Asset Allocation.
(2)This is the portfolio's new name, effective on or about May 1, 2012. The portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                                              CONTRACT FEATURES AND BENEFITS 27

GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.


We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending on certain factors, including the type and series of your contract and when the allocation is made. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST/SM/ funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.


The annual minimum guaranteed interest rate for 2012 ranges from 1.00% to 4.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for Corporate Trusteed contracts and Keogh Trusteed contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide your state's approval status. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally ten (seven in Oregon) fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.


YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" would apply:


(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2012, the next available maturity date was June 15, 2021 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before

28  CONTRACT FEATURES AND BENEFITS
it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

Subject to any employer plan limitations, you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


---------------------------------------------------------------------------
                            INVESTMENT OPTIONS
---------------------------------------------------------------------------
                                    A
---------------------------------------------------------------------------
Guaranteed Interest Option
---------------------------------------------------------------------------
                             DOMESTIC STOCKS
---------------------------------------------------------------------------
AXA Aggressive Allocation              EQ/Morgan Stanley Mid Cap Growth
AXA Moderate-Plus Allocation           EQ/Mutual Large Cap Equity
AXA Moderate Growth Strategy           EQ/Small Company Index
AXA Tactical Manager 400               EQ/T. Rowe Price Growth Stock
AXA Tactical Manager 500               EQ/Templeton Global Equity
AXA Tactical Manager 2000              EQ/UBS Growth and Income
EQ/AllianceBernstein Dynamic Wealth    EQ/Van Kampen Comstock
 Strategies                            EQ/Wells Fargo Omega Growth
EQ/AllianceBernstein Small Cap         Fidelity(R) VIP Contrafund(R)
 Growth                                Goldman Sachs VIT Mid Cap Value
EQ/AXA Franklin Small Cap Value Core   Invesco V.I. Mid Cap Core Equity
EQ/BlackRock Basic Value Equity        Invesco V.I. Small Cap Equity
EQ/Boston Advisors Equity Income       Ivy Funds VIP Energy
EQ/Calvert Socially Responsible        Ivy Funds VIP Mid Cap Growth
EQ/Capital Guardian Research           Ivy Funds VIP Small Cap Growth
EQ/Common Stock Index                  MFS(R) Investors Growth Stock
EQ/Davis New York Venture              MFS(R) Investors Trust
EQ/Equity 500 Index                    MFS(R) Technology
EQ/Equity Growth PLUS                  MFS(R) Utilities
EQ/Franklin Templeton Allocation       Multimanager Aggressive Equity
EQ/GAMCO Mergers and Acquisitions      Multimanager Large Cap Core Equity
EQ/GAMCO Small Company Value           Multimanager Large Cap Value
EQ/JPMorgan Value Opportunities        Multimanager Mid Cap Growth
EQ/Large Cap Core PLUS                 Multimanager Mid Cap Value
EQ/Large Cap Growth Index              Multimanager Small Cap Growth
EQ/Large Cap Growth PLUS               Multimanager Small Cap Value
EQ/Large Cap Value Index               Multimanager Technology
EQ/Large Cap Value PLUS                Target 2015 Allocation
EQ/Lord Abbett Large Cap Core          Target 2025 Allocation
EQ/Mid Cap Index                       Target 2035 Allocation
EQ/Mid Cap Value PLUS                  Target 2045 Allocation
EQ/Montag & Caldwell Growth            Van Eck VIP Global Hard Assets
---------------------------------------------------------------------------
                           INTERNATIONAL STOCKS
---------------------------------------------------------------------------
AXA Tactical Manager International     Invesco V.I. Global Real Estate
EQ/Global Multi-Sector Equity          Invesco V.I. International Growth
EQ/International Core PLUS             Lazard Retirement Emerging Markets
EQ/International Equity Index           Equity
EQ/International Value PLUS            MFS(R) International Value
EQ/MFS International Growth            Multimanager International Equity
EQ/Oppenheimer Global
---------------------------------------------------------------------------
 BALANCED/HYBRID
---------------------------------------------------------------------------
All Asset Growth -- Alt 20             AXA Moderate Allocation
AXA Balanced Strategy
---------------------------------------------------------------------------
                                       B
---------------------------------------------------------------------------
 FIXED INCOME
---------------------------------------------------------------------------
AXA Conservative Allocation            EQ/Money Market
AXA Conservative-Plus Allocation       EQ/PIMCO Ultra Short Bond
AXA Conservative Growth Strategy       EQ/Quality Bond PLUS
AXA Conservative Strategy              Invesco V.I. High Yield
EQ/Core Bond Index                     Ivy Funds VIP High Income
EQ/Franklin Core Balanced              Multimanager Core Bond
EQ/Global Bond PLUS                    Multimanager Multi-Sector Bond
EQ/Intermediate Government Bond
---------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 29

---------------------------
 FIXED MATURITY OPTIONS
---------------------------

The fixed maturity options are only available in states where approved.
Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

Please note that under Trusteed contracts your employer or the plan trustee will select the investment method available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST(R) contract. The participant is also the annuitant.
--------------------------------------------------------------------------------

ERISA CONSIDERATIONS FOR EMPLOYERS

If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA
Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, your should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.


See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


30  CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental employer EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental employer EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge or third-party transfer or exchange charge and plan operating expense charge for TSAs will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract.

                                           DETERMINING YOUR CONTRACT'S VALUE 31

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2012, not all maturities were available.


..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

..   If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.



Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the

32 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER


Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."



INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 33

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semian-nually, or annually).


While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.


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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For TSA, Corporate Trusteed and certain governmental employer EDC contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" in "Accessing your money" later in this prospectus.)


34  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money


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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.



METHOD OF WITHDRAWAL

----------------------------------------------------------------------------------------------------------------
                                                                PARTIAL                            MINIMUM
 CONTRACT                                                      WITHDRAWAL        SYSTEMATIC      DISTRIBUTION
----------------------------------------------------------------------------------------------------------------
SEP/SARSEP                                                      yes               yes                yes
----------------------------------------------------------------------------------------------------------------
SIMPLE IRA                                                      yes               yes                yes
----------------------------------------------------------------------------------------------------------------
Corporate and KEOGH Trusteed                                    yes/(2)(3)/       no                 yes/(3)/
----------------------------------------------------------------------------------------------------------------
TSA                                                             yes/(1)(2)(3)/    yes/(1)(2)(3)/     yes/(2)/
----------------------------------------------------------------------------------------------------------------
University TSA                                                  yes/(1)(3)/       yes/(1)(3)/        yes
----------------------------------------------------------------------------------------------------------------
EDC                                                             yes/(1)(2)(3)/    yes/(1)(2)(3)/     yes/(2)(3)/
----------------------------------------------------------------------------------------------------------------
Annuitant-Owned HR-10                                           yes/(3)/          yes/(3)/           yes
----------------------------------------------------------------------------------------------------------------

(1)Only if the contract is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.


Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus. Depending on your contract, amounts withdrawn may be subject to applicable tax charges.


SYSTEMATIC WITHDRAWALS

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

..   your plan or program permits it;

..   the contract is not subject to withdrawal restrictions; and

..   the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(See "Tax information" later in this prospectus)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount.

                                                       ACCESSING YOUR MONEY  35

You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus for your specific type of retirement arrangement. The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.


You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.


This service does not generate required minimum distribution payments during the first year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount.


For tax-exempt employer EDC contracts, this election may not be revoked. For TSA and governmental employer EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.

If you purchased your EQUI-VEST(R) TSA via a direct transfer of funds from another 403(b) plan or arrangement and we were informed at the time of your purchase of the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST(R) TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document. Similar rules apply in the case of a 403(b) plan.

--------------------------------------------------------------------------------
For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HARDSHIP WITHDRAWALS


Generally, in order to receive a hardship withdrawal or, for EDC plans, an "unforseeable emergency" withdrawal (special federal income tax definitions), you must meet certain criteria and have your request approved by your plan. For more information, see "Withdrawal restrictions" under "Tax information" later in this prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express/SM/ NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS

If the plan permits, loans are available under a qualified plan, 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract, a contract issued under a governmental employer 457(b) EDC plan or Corporate Trusteed contract. Loans under governmental employer 457(b) EDC plans may not be available in all states. Loans are not available under University TSA contracts. We do not permit loans under any contract or certificate when the required minimum distribution automatic withdrawal option has been elected.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or the plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and

36  ACCESSING YOUR MONEY
the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA, governmental employer EDC or Corporate Trusteed contract.


We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee table" for more information.

Loans are discussed further in "Tax information" later in this prospectus.

TEXAS ORP PARTICIPANTS
(The contract is no longer available for new plans or for new participants to existing plans)

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

..   turning age 70 1/2; or

..   death; or

..   retirement; or

..   termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

TERMINATION

We may terminate your contract and pay you the account value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date;
   or

(4)we pay the death benefit under your contract.

We will deduct the amount of any outstanding loan balance (including any unpaid interest) and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity pay-

                                                       ACCESSING YOUR MONEY  37
out option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Also, you may elect the frequency in which you will receive payments. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

----------------------------------------------------------------
Fixed annuity payout options       Life annuity/(1)/
                                   Life annuity with period
                                      certain/(1)/
                                   Life annuity with refund
                                      certain/(1)/
                                   Period certain annuity
----------------------------------------------------------------
Variable Immediate Annuity         Life annuity (not available
  payout options (as described in     in New York)
  a separate prospectus for this   Life annuity with period
  option)                             certain/(1)/
----------------------------------------------------------------

(1)not available for governmental employer EDC Plans in New York

..   Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

..   Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental employer EDC plans in New York. Life annuity payout options are not available for governmental employer EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some markets.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

38  ACCESSING YOUR MONEY

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


Please see Appendix III later in this prospectus for state variations.


EQUI-VEST(R) AT RETIREMENT(R) AND AT RETIREMENT/SM/

(Applicable only for TSA, SEP, SARSEP and SIMPLE IRA contracts)

If you have a TSA, SEP, SARSEP or SIMPLE IRA contract, you may be eligible to convert your EQUI-VEST(R) contract to a new EQUI-VEST(R) At Retirement/SM/ contract (or a new At Retirement/SM/ contract in New York). EQUI-VEST(R) At Retirement/SM/ is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. At Retirement/SM/ is a deferred variable annuity contract that offers a Guaranteed withdrawal benefit for life. Neither the EQUI-VEST(R) At Retirement/SM/ contract nor the At Retirement/SM/ contract has any withdrawal charges.

At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(R) contract, and no rollover or direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. For TSA contracts, you must also be separated from service with the employer which provided the funds for your TSA contract in order to qualify. Please note that any outstanding loan including any interest accrued but unpaid under the existing EQUI-VEST(R) contract must be paid in full or it will be deducted from your account value prior to the conversion.


The written application for the new EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract must be received by our processing office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract and its benefits, including the charges for such benefits are described in a separate prospectus.


Applicable only for TSA Contracts

We originally offered conversions from EQUI-VEST(R) to an EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ only on a direct transfer basis; that is, funds from an existing TSA contract could be directly transferred to purchase a new EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ TSA contract. As a result of the 2007 Regulations discussed in "Tax information" in this prospectus, we are amending our procedures to permit TSA funds to be directly rolled over to an EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ IRA contract instead when the EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ TSA contract will not be part of an employer plan.

                                                       ACCESSING YOUR MONEY  39

5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risk charge

..   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On the last day of the contract year an annual administrative charge, if applicable

..   Charge for third-party transfer or exchange (for series 300 and 400 only)


..   Charges for certain optional special services


..   At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:

----------------------------------------------------------------------------------------------------------------
                                                               EQ/COMMON
                                                             STOCK INDEX,
                                                               EQ/MONEY
                                                                MARKET
                                                                OPTIONS    ALL OTHER VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------------------
                                                             SERIES SERIES SERIES    SERIES    SERIES   SERIES
                                                              100    200    100       200       300      400
----------------------------------------------------------------------------------------------------------------
current                                                      0.56%  1.15%  0.50%     1.09%     1.10%    1.10%
----------------------------------------------------------------------------------------------------------------
maximum                                                      0.65%  1.24%  0.50%     1.09%     1.10%    1.75%
----------------------------------------------------------------------------------------------------------------

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual percentage of the net assets in each variable investment option as follows:

Series 100 -- 0.84%

..   0.60% reimburses us for research and development costs plus administrative expenses not covered by the annual administrative charge.

..   0.24% reimburses us for the cost of financial accounting services we provide under the contracts.

Series 200, 300 and 400 -- 0.25%

..   0.25% reimburses us for expenses and financial accounting services we provide under the contracts; however, for series 300 and 400, we currently charge 0.24% for all the variable investment options except AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400 contracts; (ii) 1.35% for series 300

40  CHARGES AND EXPENSES
contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/Common Stock Index, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in
(iii).

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year -- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER


Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider, or to another eligible plan. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 ($65 maximum) for each direct transfer or rollover. Effective June 1, 2012, this charge will increase to $65 (except for series 400 SIMPLE IRA). We will deduct this charge and any withdrawal charge that applies from your account value.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York --fixed maturity options" below.

WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed, or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior contract years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary.

                                                       CHARGES AND EXPENSES  41

..   we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii)the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
     (a) approved by Medicare as a provider of skilled nursing care service, or
     (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

..   after six contract years if the annuitant is at least age 59 1/2; or

..   if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS

10% FREE WITHDRAWAL AMOUNT. No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For Trusteed, EDC (subject to state availability) and TSA contracts, this free withdrawal amount is available starting in the first contract year. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59 1/2. (Currently, we are waiving this restriction.)

FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest, or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

..   The annuitant dies and a death benefit is made available to the beneficiary.

..   We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

..   The contract owner has completed at least five contract years and the annuitant has reached age 59 1/2.

..   We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

..   In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59 1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.

FOR SEP, SARSEP, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn and may apply to any TSA and governmental employer EDC defaulted loans. The withdrawal charge equals a percentage of the amount of any such defaulted loans. Whether a withdrawal charge applies, and the percentage that applies, is determined using the same conditions that apply to withdrawals from your

42  CHARGES AND EXPENSES
contract. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

---------------------------
CONTRACT YEAR(S)  CHARGE
---------------------------
 1 through 5        6%/(1)/
---------------------------
 6 through 8           5
---------------------------
      9                4
---------------------------
      10               3
---------------------------
      11               2
---------------------------
      12               1
---------------------------
 13 and later          0
---------------------------

(1)This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

..   after five contract years the annuitant is at least age 59 1/2; or

..   you request a refund of an excess contribution within one month of the date on which the contribution is made; or

..   the annuitant dies and the death benefit is made available to the beneficiary; or

..   after five contract years the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

..   after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

..   the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental employer EDC Plans in New York); or

..   the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This is the only form of payment available for annuitants in governmental employer EDC plans in New York.)

No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

..   the annuitant has completed at least five contract years, has reached age
    55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

..   the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

..   the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which the excess contributions were made; or

..   the amount withdrawn is an "excess deferral" (as such term is defined in
    Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which such excess deferrals were made.

The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. (No longer available for new plans or for new participants to existing plans) As a result of regulations which apply to EDC plans of governmental employers in New York ("NY EDC plans"), EQUI-VEST(R) contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST(R) funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST(R) funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST(R) funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement plans in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.

FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS/(1)/

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that

                                                       CHARGES AND EXPENSES  43
have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

(1)currently not available for TSA, EDC, Keogh and Corporate Trusteed contracts in New York

-------------------------------------------------------------
DECLINING SCALE               ALTERNATIVE SCALE
-------------------------------------------------------------
YEAR OF INVESTMENT IN FIXED   YEAR OF TRANSFER WITHIN FIXED
MATURITY OPTION/(1)/          MATURITY OPTION/(1)/
-------------------------------------------------------------
Within year 1        6%       Within year 1         5%
-------------------------------------------------------------
      2              6%             2               4%
-------------------------------------------------------------
      3              5%             3               3%
-------------------------------------------------------------
      4              4%             4               2%
-------------------------------------------------------------
      5              3%             5               1%
-------------------------------------------------------------
      6              2%       After year 5          0%
-------------------------------------------------------------
After year 6         0%       Not to exceed 1% times the
                              number of years remaining in
                              the fixed maturity option,
                              rounded to the higher number
                              of years. In other words, if
                              4.3 years remain, it would be a
                              5% charge.
-------------------------------------------------------------

(1)Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

..   If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

..   The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

..   The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

..   If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

..   As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.

PLAN OPERATING EXPENSE CHARGE (APPLICABLE TO TSA CONTRACTS ONLY)

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

FOR ALL CONTRACT SERIES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account


44  CHARGES AND EXPENSES
value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.


..   12b-1 fees.


..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial pro- fessional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                                                       CHARGES AND EXPENSES  45

6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts. Such owner may substitute as the beneficiary under the contract the beneficiary under the employer's plan after your death.

DEATH BENEFIT


Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.


HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:


SUCCESSOR OWNER AND ANNUITANT FOR SEP, SARSEP AND SIMPLE IRAS (MAY NOT BE AVAILABLE IN ALL STATES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.


The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.


If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


46  PAYMENT OF DEATH BENEFIT

BENEFICIARY CONTINUATION OPTION (FOR TSAS, SEPS, SARSEP AND SIMPLE IRAS ONLY) -- MAY NOT BE AVAILABLE IN ALL STATES

Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   Loans will no longer be available for TSA contracts.

..   Any death benefit provision (including the minimum death benefit provision)
    will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

                                                   PAYMENT OF DEATH BENEFIT  47

7. Tax information


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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for
Section 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST/SM/ TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP-IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Section 401 of the Code ("qualified plans"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts and annuity contracts funding 401(a) qualified plans, 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase or make additional contributions to this annuity contract.


SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

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State income tax rules covering contributions to and distributions from employer-sponsored retirement plans may differ from federal income tax rules.
It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules, if applicable.

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ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) plan, governmental employer 457(b) EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($57,500 after cost-of-living adjustment for 2012.) The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum


48  TAX INFORMATION
annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions.

QUALIFIED PLANS

GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.


There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.

The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for 2012 is the lesser of $50,000 (after adjustment for cost-of-living changes) or 100% of compensation or earned income. This amount may be further adjusted for cost-of-living changes in future years. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $250,000 for 2012. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $17,000 for 2012 and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 403(b) plans. If the plan permits, an individual who is at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction contributions for 2012.


Except for governmental employer plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL


This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".


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The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

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FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

EMPLOYER PLAN REQUIREMENT. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors"

                                                            TAX INFORMATION  49
under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.


GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same 403(b) plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis.

The permissible annual contributions to the participant's TSA is calculated the same way as contributions to a 401(k) plan:


..   The annual limit on employer and employee contributions to defined contribution plans for 2012 is the lesser of $50,000 (after adjustment for cost-of-living changes) or 100% of compensation,

..   The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $17,000 for 2012 (after adjustment for cost-of-living changes).

These limits may be further adjusted for cost-of-living changes in future years.

Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction contributions for 2012.


If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

50  TAX INFORMATION

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA.

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).


LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.


WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS


You generally are not able to withdraw or take payment from your TSA contract or 401(k) qualified plan unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hardship (special federal income tax definition.) Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. Under the 2007 regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same

                                                            TAX INFORMATION  51
employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you had qualifying amounts directly transferred to your EQUI-VEST(R) TSA contract from another TSA in a contract exchange under the same plan or a direct transfer from another 403(b) plan. If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions.

Withdrawals from designated Roth accounts in a qualified plan or TSA contract are subject to these withdrawal restrictions.


WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


Distributions may also be made on termination of the plan.

TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS. Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.


DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.


DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 401(k) or 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS. The following discussion applies to loans under qualified plans, TSA contracts, and governmental employer 457(b) EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.


If the plan permits, loans are available from a qualified plan 403(b) TSA, or governmental employer 457(b) EDC contract. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or

52  TAX INFORMATION
plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST/SM/ contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a qualified plan to any of the following: another qualified plan, a governmental employer 457(b) plan, a traditional IRA or a 403(b) plan. You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


Distributions from a qualified plan or 403(b) plan can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.


The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.


ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of

                                                            TAX INFORMATION  53

"designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES


If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.


If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus. A major difference is the amount of permis- sible contributions. Rules similar to those discussed above under "Qualified plans -- General; contributions" apply. In 2012 an employer can annually contribute an amount for an employee up to the lesser of $50,000 or 25% of compensation. This amount may be further adjusted for cost-of-living change in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP-IRA contract and are put into a separate traditional IRA contract.


Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees. Please consult your tax adviser.

SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible tax-exempt entity employers may maintain EDC plans.)

54  TAX INFORMATION

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are
(i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $11,500 in 2012. This limit may be further adjusted for cost-of-living changes in future years.

If the plan permits, an individual at least age 50 at any time during 2012 can make up to $2,500 additional salary reduction contributions for 2012.


Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

TAX TREATMENT OF SIMPLE IRAS

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59 1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)


SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employers) or tax-exempt entities (tax-exempt employer). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.


The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants in a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2012 is the lesser of $17,000 or 100% of includible compensation. This limit may be further adjusted for cost-of-living changes in future years.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $34,000 for 2012.

For governmental employer EDC plans only, if the plan permits, an individual at least age 50 at any time during 2012 may be able to make up to $5,500 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


                                                            TAX INFORMATION  55

For governmental employer EDC plans only, the plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution (governmental employer 457(b) plans only). Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

DISTRIBUTION REQUIREMENTS. Both types of EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS. Amounts are taxable under a tax-exempt employer EDC plan when they are made available to a participant or beneficiary even if not actually received. Distributions to a tax-exempt employer EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.

Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.

TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth account under a governmental employer EDC plan could be made is 2016. Therefore, earnings attributable to a designated Roth account may be includible in income.

TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental employer EDC plan or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

56  TAX INFORMATION

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b), or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from governmental employer 457(b) plans can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income.

LOANS FROM GOVERNMENTAL EMPLOYER EDC PLANS. Same as for qualified plans and TSAs. (See "Loans" under "Distributions from qualified plans and TSAs" earlier in this prospectus.)

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.

We have received an opinion letter from the IRS approving the form of the EQUI-VEST(R) SIMPLE IRA contract for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST(R) SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(R) SEP, SARSEP and SIMPLE IRA contracts.

CANCELLATION

You can cancel an EQUI-VEST(R) IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

CONTRIBUTIONS

As SEP-IRA, SARSEP IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP-IRA, SARSEP IRA and in limited circumstances, to SIMPLE IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST(R) SEP-IRA, SARSEP IRA and SIMPLE IRA contracts.

RECHARACTERIZATION

Employer-funded amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are

                                                            TAX INFORMATION  57
subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over with special rules and restrictions and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publication 590 for further details.

58  TAX INFORMATION

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS

Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP-IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See "Rollovers from eligible retirement plans other than traditional IRAs" above.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.



REQUIRED MINIMUM DISTRIBUTIONS

Traditional IRAs are subject to required minimum distribution rules described in "Required minimum distributions" later in this prospectus.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition); or

..   to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 4.00%, is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.


To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70 should be ignored.


                                                            TAX INFORMATION  59

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE I
                        ACCOUNT VALUES AND CASH VALUES
 (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

----------------------------------------------------------------
          1.00% MINIMUM GUARANTEE    1.00% MINIMUM GUARANTEE
          -----------------------    -----------------------

CONTRACT   ACCOUNT      CASH      CONTRACT  ACCOUNT     CASH
YEAR END    VALUE       VALUE     YEAR END   VALUE      VALUE
----------------------------------------------------------------
  1       $   989.80  $   936.35     26    $29,196.26 $28,836.26

  2       $ 1,979.70  $ 1,872.79     27    $30,498.22 $30,138.22

  3       $ 2,979.49  $ 2,818.60     28    $31,813.20 $31,453.20

  4       $ 3,989.29  $ 3,773.87     29    $33,141.33 $32,781.33

  5       $ 5,009.18  $ 4,738.69     30    $34,482.75 $34,122.75

  6       $ 6,039.27  $ 5,713.15     31    $35,837.57 $35,477.57

  7       $ 7,079.67  $ 6,719.67     32    $37,205.95 $36,845.95

  8       $ 8,130.46  $ 7,770.46     33    $38,588.01 $38,228.01

  9       $ 9,191.77  $ 8,831.77     34    $39,983.89 $39,623.89

  10      $10,263.69  $ 9,903.69     35    $41,393.73 $41,033.73

  11      $11,346.32  $10,986.32     36    $42,817.67 $42,457.67

  12      $12,439.79  $12,079.79     37    $44,255.84 $43,895.84

  13      $13,544.18  $13,184.18     38    $45,708.40 $45,348.40

  14      $14,659.63  $14,299.63     39    $47,175.49 $46,815.49

  15      $15,786.22  $15,426.22     40    $48,657.24 $48,297.24

  16      $16,924.08  $16,564.08     41    $50,153.81 $49,793.81

  17      $18,073.33  $17,713.33     42    $51,665.35 $51,305.35

  18      $19,234.06  $18,874.06     43    $53,192.00 $52,832.00

  19      $20,436.40  $20,076.40     44    $54,733.92 $54,373.92

  20      $21,650.76  $21,290.76     45    $56,291.26 $55,931.26

  21      $22,877.27  $22,517.27     46    $57,864.18 $57,504.18

  22      $24,116.04  $23,756.04     47    $59,452.82 $59,092.82

  23      $25,367.20  $25,007.20     48    $61,057.35 $60,697.35

  24      $26,630.88  $26,270.88     49    $62,677.92 $62,317.92

  25      $27,907.18  $27,547.18     50    $64,314.70 $63,954.70
----------------------------------------------------------------

60  TAX INFORMATION

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                   TABLE II
                        ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

----------------------------------------------------------
          1.00% MINIMUM GUARANTEE 1.00% MINIMUM GUARANTEE
          ----------------------- -----------------------

CONTRACT  ACCOUNT      CASH       CONTRACT ACCOUNT  CASH
YEAR END   VALUE       VALUE      YEAR END  VALUE   VALUE
----------------------------------------------------------
  1       $989.80     $936.35        26    $434.76 $434.76

  2       $979.70     $926.80        27    $409.11 $409.11

  3       $959.50     $907.69        28    $383.20 $383.20

  4       $939.10     $888.38        29    $357.03 $357.03

  5       $918.49     $868.89        30    $330.60 $330.60

  6       $897.67     $849.20        31    $303.91 $303.91

  7       $876.65     $876.65        32    $276.95 $276.95

  8       $855.42     $855.42        33    $249.72 $249.72

  9       $833.97     $833.97        34    $222.21 $222.21

  10      $812.31     $812.31        35    $194.44 $194.44

  11      $790.43     $790.43        36    $166.38 $166.38

  12      $768.34     $768.34        37    $138.04 $138.04

  13      $746.02     $746.02        38    $109.42 $109.42

  14      $723.48     $723.48        39    $ 80.52 $ 80.52

  15      $700.71     $700.71        40    $ 51.32 $ 51.32

  16      $677.72     $677.72        41    $ 21.84 $ 21.84

  17      $654.50     $654.50        42    $  0.00 $  0.00

  18      $631.04     $631.04        43    $  0.00 $  0.00

  19      $607.35     $607.35        44    $  0.00 $  0.00

  20      $583.43     $583.43        45    $  0.00 $  0.00

  21      $559.26     $559.26        46    $  0.00 $  0.00

  22      $534.85     $534.85        47    $  0.00 $  0.00

  23      $510.20     $510.20        48    $  0.00 $  0.00

  24      $485.31     $485.31        49    $  0.00 $  0.00

  25      $460.16     $460.16        50    $  0.00 $  0.00
----------------------------------------------------------

                                                            TAX INFORMATION  61

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a qualified retirement plan, a 457(b) plan (both employer types), or own a 403(b) TSA annuity contract or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and contracts by a specified date. The beginning date depends on the type of plan or contract, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts and annuity contracts funding tax qualified retirement plans, including 401(a) qualified plans, 403(b) plans, and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

Generally, qualified plan, 403(b) plan and 457(b) plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, qualified plan, 403(b) plan and 457(b) plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For qualified plan, 403(b) plan and 457(b) plan participants who have not retired from service with the employer who provided the funds for this qualified plan, 403(b) TSA, or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 403(b) TSA account balance, even if retired at age 70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, 403(b) TSA account, 457(b) plan account, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options and you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA), we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA or 403(b) TSA contract that you maintain, using the method that you picked for that particular IRA or TSA. You

62  TAX INFORMATION
can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?


Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually from the qualified plan or EDC contract.


WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary."PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in

                                                            TAX INFORMATION  63
   the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note that we might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the state income tax withholding is completely independent of federal income tax withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans, governmental employer 457(b) EDC plans, and TSAs are subject to mandatory 20% withholding. See "Distributions from Qualified Plans and TSAs" and "Tax Treatment of Distributions - Governmental employer EDC plans" earlier in this prospectus. The plan administrator is responsible for withholding from qualified plan and governmental employer EDC plan distributions.


All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

64  TAX INFORMATION

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


                                                            TAX INFORMATION  65

8. More information


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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a"unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A; and

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations as of February 15, 2012 and the related price per $100 of maturity value were as shown below:



------------------------------------------------------------------
FIXED MATURITY OPTIONS
   WITH JUNE 15TH
  MATURITY DATE OF      RATE TO MATURITY AS OF  PRICE PER $100 OF
    MATURITY YEAR         FEBRUARY 15, 2012      MATURITY VALUE
------------------------------------------------------------------
        2012                 3.00%/(2)/              $99.03
        2013                 3.00%/(2)/              $96.14
        2014                 3.00%/(2)/              $93.34
        2015                 3.00%/(2)/              $90.62
        2016                 3.00%/(2)/              $87.98
        2017                 3.00%/(2)/              $85.41
        2018                 3.00%/(2)/              $82.93
------------------------------------------------------------------


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------------------------------------------------------------------
FIXED MATURITY OPTIONS
   WITH JUNE 15TH
  MATURITY DATE OF      RATE TO MATURITY AS OF  PRICE PER $100 OF
    MATURITY YEAR         FEBRUARY 15, 2012      MATURITY VALUE
------------------------------------------------------------------
      2019/(1)/              3.00%/(2)/              $80.51
      2020/(1)/              3.00%/(2)/              $78.16
      2021/(1)/                3.05%                 $75.54
------------------------------------------------------------------

(1)Not available in Oregon.
(2)Since these rates to maturity are 3%, no amounts could have been allocated to these options.

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such

                                                           MORE INFORMATION  67
ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for single life SEP and Keogh units provided that the single life is the employer who provided the funds.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

68  MORE INFORMATION

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental employer EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The

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Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive

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reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $81 to $4,973,724. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
A.G. Edwards
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Essex National Securities Inc.
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
J.P. Turner & Company, LLC
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities, Inc.
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Plan Member Financial Corporation
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James & Associates Inc
Raymond James Financial Services
RBC Capital Markets Corp.
Robert W Baird & Co.
Royal Alliance Associates Inc.
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc


                                                           MORE INFORMATION  71

Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC



72  MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2011 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


                             INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE 73

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $118.50 $112.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      15      68     133
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.15 $120.39 $128.35 $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      50     122     364     741   1,158   1,647   1,916   2,022
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.15 $106.86 $108.01 $113.35 $118.31 $103.87 $112.55 $119.11 $119.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      36      59      91     231     309     378     424     441
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.14 $110.71 $112.78 $121.01 $125.94 $100.11 $113.02 $121.62 $119.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      44     112     222     406     540     685     753     769
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 42.91 $ 50.77 $ 55.12 $ 57.47 $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    23,382  21,629  20,412  19,656  18,359  17,845  17,357  17,262  16,700  15,660
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.96 $118.97 $125.20 $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      18     185     491   1,337   2,455   3,252   3,922   4,210   4,268
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.72 $108.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      10
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $115.33 $109.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      12
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $123.77 $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       4
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.50 $ 92.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      18
------------------------------------------------------------------------------------------------------------------------



I-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.61 $138.85 $156.54 $172.65 $186.13 $214.81 $117.58 $157.78 $207.94 $204.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,955   1,959   1,885   1,791   1,655   1,500   1,411   1,367   1,291   1,180
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      50      93     113     120     121
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.48 $183.13 $199.77 $202.92 $242.07 $241.63 $151.23 $194.39 $215.34 $205.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,282   1,316   1,355   1,330   1,272   1,248   1,236   1,328   1,394   1,422
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.97 $112.04 $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      33     232     292     333     358     386     381     367
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.93 $ 79.44 $ 81.19 $ 87.10 $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      89     118     143     167     196     213     240     247     248
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.17 $104.00 $113.80 $119.08 $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,211   1,179   1,112   1,015     923   1,410   1,258   1,168   1,072     963
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.84 $292.96 $330.99 $341.80 $374.77 $384.25 $213.98 $271.80 $311.66 $310.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    11,899  11,092  10,291   9,393   8,175   6,992   6,150   5,705   5,168   4,630
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.03 $109.16 $112.11 $113.06 $116.08 $118.07 $106.08 $107.47 $112.15 $115.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       207     316     405     574     643     748     667     798     771     721
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.94 $ 58.14 $ 76.10 $ 83.91 $ 78.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      37     123     191     215     197
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $191.65 $242.29 $264.16 $272.79 $310.53 $322.33 $199.82 $248.75 $281.41 $282.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,648   3,539   3,393   3,219   2,920   2,757   2,594   2,527   2,394   2,246
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.40 $119.55 $130.34 $142.37 $153.56 $172.77 $101.77 $128.33 $145.93 $135.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       337     779     948   1,217   1,548   1,770   2,024   2,138   1,998   1,844
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      90     570     600     614     565     527
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     176     330     389     418     419
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.04 $116.29 $118.65 $100.88 $116.08 $125.54 $125.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      39      65      71      75      93     100
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.23 $116.54 $136.64 $147.33 $100.79 $140.66 $184.08 $175.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      37     251     362     647     842   1,109   1,363   1,484
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.50 $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      46     131     314     314     355     382
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.74 $ 87.28 $106.51 $139.53 $188.68 $264.35 $111.23 $164.68 $181.09 $156.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       895     949   1,084   1,420   1,693   1,843   1,758   1,934   1,848   1,671
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.25 $155.83 $157.11 $157.33 $160.48 $169.61 $173.78 $167.97 $173.15 $180.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       915     788     674     613     532     504     484     438     402     369
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.65 $ 88.51 $ 99.21 $114.65 $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61     175     316     437     534     576     683     805     838     817
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.20 $109.83 $128.38 $146.39 $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,013   4,603   4,372   4,333   4,232   4,096   3,827   3,659   3,352   3,078
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.52 $ 95.40 $114.50 $125.21 $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       928     946   1,010   1,260   1,505   1,600   1,585   1,655   1,622   1,495
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.50 $120.74 $132.08 $135.43 $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     448     414     382     362     351     314     309     306     282
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.13 $ 79.62 $ 87.51 $ 92.55 $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       118     161     140     132     116     107     111     124     129     116
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.74 $ 58.02 $ 62.04 $ 70.34 $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,376   2,212   1,966   1,822   1,671   1,480   1,401   1,420   1,314   1,246
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $118.84 $132.05 $142.04 $151.04 $172.29 $104.99 $139.68 $157.73 $149.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,890   2,681   2,410   2,130   1,844   1,655   1,531   1,451   1,338   1,300
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.40 $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13     108     128     147     201     207     448
------------------------------------------------------------------------------------------------------------------------



I-3 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.42 $102.15 $114.33 $118.93 $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,981   2,115   2,287   2,451   2,714   9,158   8,082   7,621   6,915   6,275
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.62 $117.43 $128.22 $ 87.32 $108.13 $121.59 $109.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      25      38      76     149     211     231
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.00 $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      67     160     188     248     314     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.70 $ 97.34 $111.43 $116.94 $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       738   1,109   1,384   1,577   1,735   1,869   2,031   2,200   2,138   2,037
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.29 $123.98 $144.14 $158.32 $175.70 $170.56 $101.70 $136.30 $164.68 $147.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,835   1,967   2,096   2,279   2,273   2,189   2,009   2,681   2,473   2,260
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 34.00 $ 33.81 $ 33.69 $ 34.19 $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,816   1,322   1,193   1,383   2,018   2,683   2,421   1,591   1,290   1,122
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.66 $108.84 $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      17      23      87     155     200     224     203
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.74 $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      32      93     226     285     478     688     807
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      32     228     241     265     252     231
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      14      82     114     168     240     346
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.35 $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      82     167     270     619     803     776     662
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.39 $161.18 $165.40 $166.86 $171.37 $177.18 $163.75 $171.70 $180.35 $180.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       950     827     737     726     670     670     587     692     642     567
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.53 $117.33 $136.22 $140.12 $162.73 $157.60 $102.42 $127.45 $158.20 $149.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     260     446     537     672     766     808     921     897     854
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $111.22 $114.11 $108.07 $114.32 $65.18 $ 91.73 $105.33 $101.90
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --       6      36      43     530    571     733     853     915
---------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      -- $107.58 $108.35 $63.26 $ 81.16 $ 86.47 $ 78.23
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      30     188    210     250     249     247
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $109.24 $117.48 $132.31 $132.06 $78.13 $102.09 $113.88 $109.19
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --       1      41      94     127    111     120     121     109
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $104.29 $119.26 $114.71 $71.36 $ 90.40 $102.76 $ 99.37
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      47     110     144    151     161     166     175
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $56.98 $77.69 $ 82.05 $ 84.15 $ 87.90 $ 96.54 $68.96 $ 95.45 $110.46 $102.58
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       55    125     206     204     185     218    221     353     470     665
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $117.57 $112.76
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      75     327
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 86.03
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      20
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I.GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $109.21 $100.50
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      15      60
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 94.99
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      18
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 86.80
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      39
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $114.65 $105.76
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --       9      36
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $124.31 $121.44
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --       2      18
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $128.55 $115.31
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      13      78
---------------------------------------------------------------------------------------------------------------------



I-5 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.22 $110.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      26     156
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 89.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      45
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 79.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      19
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.40 $ 91.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      88     285
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.16 $107.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      28     157
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $118.90 $117.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      10
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $114.87 $110.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       6      11
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.04 $118.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       9      48
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.79 $116.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      11     106
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.48 $ 64.75 $ 72.04 $ 77.39 $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    13,832  12,726  11,587  10,645   9,157   7,790   6,924   6,779   6,357   5,698
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.73 $109.24 $111.97 $112.40 $115.08 $120.64 $121.96 $130.33 $136.56 $142.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       264     311     348     375     370     371     378     415     480     487
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.07 $103.47 $120.36 $137.09 $169.50 $188.01 $ 97.87 $125.45 $132.38 $107.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        82     150     268     321     430     461     438     430     393     354
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.43 $ 96.62 $104.55 $110.09 $123.37 $127.80 $ 76.23 $ 99.66 $109.67 $100.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     122     129     128     120     130     120     112     102      95
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-6

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.08 $102.28 $115.47 $122.01 $143.64 $146.86 $ 90.63 $109.85 $122.64 $114.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       127     163     203     263     308     335     354     337     314     279
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.00 $ 85.78 $ 94.55 $101.11 $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       211     417     530     556     547     536     504     503     481     437
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.70 $102.24 $116.19 $123.06 $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       214     334     425     390     391     368     346     347     344     316
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $149.82 $161.02 $164.14 $178.48 $182.06 $137.74 $149.37 $157.53 $163.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       696     769     761     768     737     723     624     580     564     522
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.58 $121.52 $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      80     216     308     303     317     309     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.38 $152.31 $175.98 $181.76 $208.22 $185.20 $113.53 $141.60 $173.94 $156.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       239     434     617     739     794     725     675     668     622     559
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.63 $ 88.08 $ 91.24 $100.16 $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53     211     989     901     838     823     789     897     829     750
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      11      60     109     141     154     156
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      61     108     162     190     202
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      29      72     122     152     171
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      23      52      91     108     122
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 82.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      44
------------------------------------------------------------------------------------------------------------------------





I-7 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).




------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $118.50 $112.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      15      68     133
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.15 $120.39 $128.35 $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      50     122     364     741   1,158   1,647   1,916   2,022
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.15 $106.86 $108.01 $113.35 $118.31 $103.87 $112.55 $119.11 $119.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      36      59      91     231     309     378     424     441
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.14 $110.71 $112.78 $121.01 $125.94 $100.11 $113.02 $121.62 $119.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      44     112     222     406     540     685     753     769
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.01 $175.55 $188.77 $195.64 $213.45 $224.33 $167.56 $193.89 $210.76 $203.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,689   2,378   2,153   1,902   1,696   1,605   1,472   1,369   1,284   1,177
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.96 $118.97 $125.20 $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      18     185     491   1,337   2,455   3,252   3,922   4,210   4,268
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.72 $108.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      10
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $115.33 $109.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      12
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $123.77 $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       4
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.50 $ 92.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      18
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.61 $138.85 $156.54 $172.65 $186.13 $214.81 $117.58 $157.78 $207.94 $204.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,955   2,016   1,885   1,791   1,655   1,500   1,411   1,367   1,291   1,180
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      50      93     113     120     121
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.48 $183.13 $199.77 $202.92 $242.07 $241.63 $151.23 $194.39 $215.34 $205.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,282   1,337   1,355   1,330   1,272   1,248   1,236   1,328   1,394   1,422
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-8

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.97 $112.04 $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      33     232     292     333     358     386     381     367
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.93 $ 79.44 $ 81.19 $ 87.10 $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      89     118     143     167     196     213     240     247     248
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.17 $104.00 $113.80 $119.08 $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,211   1,200   1,112   1,015     923   1,410   1,258   1,168   1,072     963
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.15 $227.99 $257.31 $265.43 $290.56 $297.34 $165.26 $209.74 $240.35 $238.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,418   4,024   3,627   3,126   2,645   2,259   1,933   1,725   1,526   1,344
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.03 $109.16 $112.11 $113.06 $116.08 $118.07 $106.08 $107.47 $112.15 $115.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       207     318     405     574     643     748     667     798     771     721
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.94 $ 58.14 $ 76.10 $ 83.91 $ 78.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      37     123     191     215     197
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $191.65 $242.29 $264.16 $272.79 $310.53 $322.33 $199.82 $248.75 $281.41 $282.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,648   3,658   3,393   3,219   2,920   2,757   2,594   2,527   2,394   2,246
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.41 $119.55 $130.34 $142.37 $153.56 $172.77 $101.77 $128.33 $145.93 $135.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       337     790     948   1,217   1,548   1,770   2,024   2,138   1,998   1,844
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      90     570     600     614     565     527
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     176     330     389     418     419
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.04 $116.29 $118.65 $100.88 $116.08 $125.54 $125.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      39      65      71      75      93     100
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.23 $116.54 $136.64 $147.33 $100.79 $140.66 $184.08 $175.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      37     251     362     647     842   1,109   1,363   1,484
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.50 $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      46     131     314     314     355     382
------------------------------------------------------------------------------------------------------------------------



I-9 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.74 $ 87.28 $106.51 $139.53 $188.68 $264.35 $111.23 $164.68 $181.09 $156.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       895     971   1,084   1,420   1,693   1,843   1,758   1,934   1,848   1,671
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.25 $155.83 $157.11 $157.33 $160.48 $169.61 $173.78 $167.97 $173.15 $180.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       915     818     674     613     532     504     484     438     402     369
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.65 $ 88.51 $ 99.21 $114.65 $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61     177     316     437     534     576     683     805     838     817
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.20 $109.83 $128.38 $146.39 $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,013   4,796   4,372   4,333   4,232   4,096   3,827   3,659   3,352   3,078
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.52 $ 95.40 $114.50 $125.21 $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       928     970   1,010   1,260   1,505   1,600   1,585   1,655   1,622   1,495
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.50 $120.74 $132.08 $135.43 $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     454     414     382     362     351     314     309     306     282
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.13 $ 79.62 $ 87.51 $ 92.55 $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       118     162     140     132     116     107     111     124     129     116
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.74 $ 58.02 $ 62.04 $ 70.34 $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,376   2,254   1,966   1,822   1,671   1,480   1,401   1,420   1,314   1,246
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $118.84 $132.05 $142.04 $151.04 $172.29 $104.99 $139.68 $157.73 $149.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,890   2,741   2,410   2,130   1,844   1,655   1,531   1,451   1,338   1,300
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.40 $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13     108     128     147     201     207     448
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.42 $102.15 $114.33 $118.93 $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,981   2,153   2,287   2,451   2,714   9,158   8,082   7,621   6,915   6,275
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.62 $117.43 $128.22 $ 87.32 $108.13 $121.59 $109.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      25      38      76     149     211     231
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.00 $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      67     160     188     248     314     328
------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-10

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.70 $ 97.34 $111.43 $116.94 $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       738   1,117   1,384   1,577   1,735   1,869   2,031   2,200   2,138   2,037
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.29 $123.98 $144.14 $158.32 $175.70 $170.56 $101.70 $136.30 $164.68 $147.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,835   2,002   2,096   2,279   2,273   2,189   2,009   2,681   2,473   2,260
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.83 $133.10 $132.67 $135.29 $139.78 $144.74 $146.16 $144.61 $142.80 $140.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       342     231     186      63      56      54      55      35      26      22
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.66 $108.84 $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      17      23      87     155     200     224     203
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.74 $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      32      93     226     285     478     688     807
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      32     228     241     265     252     231
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      14      82     114     168     240     346
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.35 $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      82     167     270     619     803     776     662
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.39 $161.18 $165.40 $166.86 $171.37 $177.18 $163.75 $171.70 $180.35 $180.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       950     851     737     726     670     670     587     692     642     567
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.53 $117.33 $136.22 $140.12 $162.73 $157.60 $102.42 $127.45 $158.20 $149.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     261     446     537     672     766     808     921     897     854
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.22 $114.11 $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      36      43     530     571     733     853     915
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      30     188     210     250     249     247
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.24 $117.48 $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      41      92     127     111     120     121     109
------------------------------------------------------------------------------------------------------------------------



I-11 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



-------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------------
                                          2002   2003   2004   2005    2006    2007    2008   2009   2010    2011
-------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $104.29 $119.26 $114.71 $71.36 $90.40 $102.76 $ 99.37
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      47     110     144    151    161     166     175
-------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $56.98 $77.69 $82.05 $ 84.15 $ 87.90 $ 96.54 $68.96 $95.45 $110.46 $102.58
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       55    127    206     204     185     218    221    353     470     665
-------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     -- $117.57 $112.76
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      75     327
-------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 86.03
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      20
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     -- $109.21 $100.50
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      15      60
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 94.99
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      18
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 86.80
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      39
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     -- $114.65 $105.76
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --       9      36
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     -- $124.31 $121.44
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --       2      18
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     -- $128.55 $115.31
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      13      78
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     -- $106.22 $110.31
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      26     156
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 89.68
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      45
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 79.10
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      19
-------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-12

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.40 $ 91.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      88     285
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.16 $107.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      28     157
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $118.90 $117.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      10
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $114.87 $110.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       6      11
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.04 $118.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       9      48
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.79 $116.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      11     106
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.51 $114.95 $127.42 $136.36 $141.76 $156.14 $ 82.34 $111.78 $130.02 $120.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,841   1,636   1,467   1,285   1,113     954     846     839     811     729
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.73 $109.24 $111.97 $112.40 $115.08 $120.64 $121.96 $130.33 $136.56 $142.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       264     316     348     375     370     371     378     415     480     487
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.07 $103.47 $120.36 $137.09 $169.50 $188.01 $ 97.87 $125.45 $132.38 $107.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        82     152     268     321     430     461     438     430     393     354
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.43 $ 96.62 $104.55 $110.09 $123.37 $127.80 $ 76.23 $ 99.66 $109.67 $100.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     123     129     128     120     130     120     112     102      95
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.08 $102.28 $115.47 $122.01 $143.64 $146.86 $ 90.63 $109.85 $122.64 $114.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       127     165     203     263     308     335     354     337     314     279
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.00 $ 85.78 $ 94.55 $101.11 $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       211     421     530     556     547     536     504     503     481     437
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.70 $102.24 $116.19 $123.06 $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       214     337     425     390     391     368     346     347     344     316
------------------------------------------------------------------------------------------------------------------------



I-13 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $149.82 $161.02 $164.14 $178.48 $182.06 $137.74 $149.37 $157.53 $163.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       696     798     761     768     737     723     624     580     564     522
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.58 $121.52 $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      80     216     308     303     317     309     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.38 $152.31 $175.98 $181.76 $208.22 $185.20 $113.53 $141.60 $173.94 $156.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       239     445     617     739     794     725     675     668     622     559
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.63 $ 88.08 $ 91.24 $100.16 $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53     212     989     901     838     823     789     897     829     750
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      11      60     109     141     154     156
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      61     108     162     190     202
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      29      72     122     152     171
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      23      52      91     108     122
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 82.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      44
------------------------------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-14

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2012 to a fixed maturity option with a maturity date of June 15, 2020 (eight* years later) at a hypothetical rate to maturity of 7.00% (H), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2016./(a)/



------------------------------------------------------------------------------------------------------------------------
                                                                              HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                                ON JUNE 15, 2016
                                                                              ------------------------------------------
                                                                                 5%                    9%
------------------------------------------------------------------------------------------------------------------------
 AS OF JUNE 15, 2016 BEFORE WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------
(1) market adjusted amount/(b)/                                               $ 141,389            $ 121,737
------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                                $ 131,104            $ 131,104
------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) -- (2)                                       $  10,285            $  (9,367)
------------------------------------------------------------------------------------------------------------------------
 ON JUNE 15, 2016 AFTER $50,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                         $   3,637            $  (3,847)
------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 -- (4)  $  46,363            $  53,847
------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) -- $50,000                                     $  91,389            $  71,737
------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) -- (5)                                         $  84,741            $  77,257
------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                       $111,099              $101,287
------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

*  In Oregon, seven is the maximum maturity year.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

       Maturity value  =        $171,882      where j is either 5% or 9%
       ----------------    -------------------
       (1+j)/(D/365)/      (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

                  Maturity value  =         $171,882
                  ----------------    ----------------------
                  (1+h)/(D/365)/      (1+0.07)/(1,461/365)/

(d)Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)/(D/365)/  =   ($84,741 or $77,257) x (1+0.07)/(1,461/365)/


II-1 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

------------------------------------------------------------------------------
                             CONTRACT
             FEATURES AND    TYPE/SERIES/    AVAILABILITY
 STATE       BENEFITS        EFFECTIVE DATE  OR VARIATION
------------------------------------------------------------------------------
CALIFORNIA   See "Your                       If you reside in the state of
             right to                        California and you are age 60
             cancel within                   or older at the time the
             a certain                       contract is issued, you may
             number of                       return your variable annuity
             days" in                        contract within 30 days from
             "Contract                       the date that you receive it
             features and                    and receive a refund as
             benefits."                      described below.

                                             If you allocate your entire
                                             initial contribution to the
                                             EQ/Money Market option (and/or
                                             guaranteed interest option),
                                             the amount of your refund will
                                             be equal to your contribution
                                             less interest, unless you make
                                             a transfer, in which case the
                                             amount of your refund will be
                                             equal to your account value on
                                             the date we receive your
                                             request to can-cel at our
                                             processing office. This amount
                                             could be less than your
                                             initial contribution. If you
                                             allocate any portion of your
                                             initial contribution to the
                                             variable investment options
                                             (other than the EQ/Money
                                             Market option) and/or fixed
                                             maturity options, your refund
                                             will be equal to your account
                                             value on the date we receive
                                             your request to cancel at our
                                             process-ing office.
------------------------------------------------------------------------------
CONNECTICUT  See             The changes     The withdrawal charge
             "Withdrawal     apply to        percentage that applies
             charge" in      contracts       depends on the contract year
             "Fees and       issued on or    in which the withdrawal is
             charges" under  after the       made, accord- ing to the
             "EQUI-VEST(R)   dates           following table:
             at a glance --  indicated for
             key features;"  the contract
             and in          types
             "Charges under  indicated as
             the con-tract"  follows:
             under "Charges  EDC -- June        Contract          Charge
             and expenses"   20, 2003 TSA,      Year(s)           ------
                             and Annuitant      -------
                             owned HR-10
                             contract         1 through 5        6%/(1)/
                             series 200 --         6                5
                             June 14, 2004         7                4
                                                   8                3
                                                   9                2
                                                   10               1
                                              11 and later          0

                                             (1)This percentage may be
                                                reduced at older ages for
                                                certain contract series.
                                                Your financial professional
                                                can provide further details
                                                about the contract series
                                                you own.

                             SIMPLE IRA      The amount of the withdrawal
                             contract        charge we deduct is equal to
                             series 400 --   6% of contributions withdrawn
                             March 3, 2004   that exceed the 10% free
                             SEP and SARSEP  withdrawal amount, that were
                             contract        made in the current and four
                             series 300 and  prior contract years and 5% of
                             Trusteed        contributions with- drawn that
                             contracts       were made in the contract year
                             series 200 --   immediately preceding the four
                             June 14, 2004   prior contract years.
------------------------------------------------------------------------------


                                 APPENDIX III: STATE CONTRACT AVAILABILITY
                        AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS III-1

--------------------------------------------------------------------------------------------------------
                               CONTRACT
               FEATURES AND    TYPE/SERIES/
 STATE         BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------
FLORIDA        See "Your       Keogh Series    If you reside in the state of
               right to        200, SEP and    Florida and you are age 65 or
               cancel within   SARSEP IRA      older at the time the contract
               a certain       Contract        is issued, you may cancel your
               number of       Series 300 and  variable annuity contract and
               days" in        SIMPLE IRA      return it to us within 21 days
               "Contract       Series 400.     from the date that you receive
               features and                    it. You will receive an
               benefits"                       unconditional refund equal to
                                               the cash surrender value
                                               provided in the annuity
                                               contract, plus any fees or
                                               charges deducted from the
                                               contributions or imposed under
                                               the contract.

                                               If you reside in the state of
                                               Florida and you are age 64 or
                                               younger at the time the
                                               contract is issued, you may
                                               cancel your variable annuity
                                               contract and return it to us
                                               within 14 days from the date
                                               that you receive it. You will
                                               receive an unconditional
                                               refund equal to your
                                               contributions, including any
                                               contract fees or charges.

               See                             If you are age 65 or older at
               "Withdrawal                     the time your contract is
               charge" in                      issued, the applicable
               "Charges and                    withdrawal charge will not
               expenses"                       exceed 10% of the amount
                                               withdrawn. In addition,
                                               no charge will apply after the
                                               end of the 10th contract year
                                               or 10 years after a
                                               con-tribution is made,
                                               whichever is later.
--------------------------------------------------------------------------------------------------------
ILLINOIS       Notice to all   All contract    Illinois law provides that a
               Illinois        types           spouse in a civil union and a
               contract owners                 spouse in a marriage are to be
                                               treated identically. For
                                               purposes of your contract,
                                               when we use the term
                                               "married", we include "parties
                                               to a civil union" and when we
                                               use the word "spouse" we
                                               include "parties to a civil
                                               union". While civil union
                                               spouses are afforded the same
                                               rights as married spouses
                                               under Illinois law,
                                               tax-related advantages such as
                                               spousal continuation are
                                               derived from federal tax law.
                                               Illinois' Civil Union Law does
                                               not and cannot alter federal
                                               law. The federal Defense of
                                               Marriage Act excludes civil
                                               unions and civil union
                                               partners from the meaning of
                                               the word "marriage" or
                                               "spouse" in all federal laws.
                                               Therefore, a civil union
                                               spouse does not qualify for
                                               the same tax advantages
                                               provided to a married spouse
                                               under fed-eral law, including
                                               the tax benefits afforded to
                                               the surviving spouse of an
                                               owner of an annuity contract
                                               or any rights under specified
                                               tax-favored savings or
                                               retirement plans or
                                               arrange-ments.
               For SEP and SARSEP IRA Contract Series 300 and SIMPLE IRA
               Contract Series 400 issued on or after September 24, 2007:
               -----------------------------------------------------------------------------------------
               See             The change      The amount of the withdrawal
               "Withdrawal     applies to SEP  charge we deduct is equal to
               charge" in      and SARSEP IRA  6% of contributions withdrawn
               "Fees and       contract        that exceed the 10% free
               charges" under  series 300 and  withdrawal amount, that were
               "EQUI-VEST(R)   to SIMPLE IRA   made in the current and four
               employer-       contract        prior contract years and 5% of
               sponsored       series 400.     contributions with- drawn that
               retirement                      were made in the contract year
               plans at a                      immediately preceding the four
               glance -- key                   prior contract years.
               features;" and
               "Withdrawal
               charge for
               series 300 and
               400 contracts"
               under "Charges
               and expenses"
--------------------------------------------------------------------------------------------------------
MASSACHUSETTS  See             The change      The disability, terminal
               "Disability,    applies to      illness or confinement to a
               terminal        SEP, SARSEP     nursing home withdrawal charge
               ill-ness or     IRA series      waiver is not available.
               confinement to  300, SIMPLE
               nurs-ing home"  IRA series 400
               in "Charges     con-tracts
               under the       issued on or
               contracts"      after November
               under "Charges  27, 2006.
               and expenses"
--------------------------------------------------------------------------------------------------------
NEW YORK       See "Fixed      Series 100      Fixed maturity options are not
               maturity        contracts       available.
               options" in
               "What are your
               invest-ment
               options under
               the con-tract"
               under
               "Contract
               features and
               benefits"
--------------------------------------------------------------------------------------------------------



      APPENDIX III: STATE CONTRACT AVAILABILITY
III-2 AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-----------------------------------------------------------------------------------
                                  CONTRACT
                  FEATURES AND    TYPE/SERIES/
 STATE            BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------
NEW YORK (CONT.)  See "Selecting                  In the second to last
                  an annuity                      paragraph in this section, the
                  payout option"                  second line in the paragraph
                  in "Your                        "(1) the amount applied to
                  annuity payout                  purchase the annuity;" is
                  option" un-der                  deleted in its entirety and
                  "Accessing                      replaced with the following:
                  your money"
                                                  (1) The amount applied to
                                                  provide the annuity will be:
                                                  (a) the account value for any
                                                  life annuity form or (b) the
                                                  cash value for any period
                                                  certain annuity form except
                                                  that, if the period certain is
                                                  more than five years, the
                                                  amount applied will be no less
                                                  than 95% of the account value.
-----------------------------------------------------------------------------------
PENNSYLVANIA      See "Fixed      Series 100,     Fixed maturity options are not
                  maturity        200 and 300     available.
                  options" in     contracts
                  "What are your
                  invest-ment
                  options under
                  the con-tract"
                  under
                  "Contract
                  features and
                  benefits"
                  See "Loans      EDC 457         Taking a loan in excess of the
                  under TSA,      Contracts       Internal Revenue Code limits
                  gov-ernmental                   may result in adverse tax
                  employer EDC                    consequences. Please consult
                  and Corporate                   your tax adviser before taking
                  Trusteed                        a loan that exceeds the
                  contracts" in                   Internal Revenue Code limits.
                  "Accessing
                  your money"
-----------------------------------------------------------------------------------
TEXAS             See "Total      EQUI-VEST(R)    Total Separate Account A
                  Annual          TSA contracts   annual expenses and total
                  Ex-penses" in   series 200      annual expenses of the Trusts
                  the "Fee        issued on or    when added together are not
                  Table" section  after August    permitted to exceed 2.75%
                  under "Maximum  1, 2002         (except for the Multimanager
                  total Separate  For TSA         Aggressive Equity, AXA
                  Account A       contract        Moderate Allocation, EQ/Common
                  annual          owners who are  Stock Index and EQ/Money
                  expenses" for   employees of    Market options which are not
                  series 200      public school   permitted to exceed 1.75%)
                                  districts and   unless the Teachers
                                  open            Retire-ment System of Texas
                                  enrollment      permits a higher rate.
                                  charter
                                  schools
                                  (grades K-12)
                                  who are
                                  participants
                                  in the TSA
                                  plan, the
                                  providers of
                                  which are
                                  subject to the
                                  403(b)
                                  Certification
                                  Rules of the
                                  Teacher
                                  Retirement
                                  Sys-tem of the
                                  State of
                                  Texas, and who
                                  enroll and
                                  contribute to
                                  the TSA
                                  contracts
                                  through a
                                  salary
                                  reduction
                                  agreement.
                  See                             6% of the amount withdrawn,
                  "Withdrawal                     generally declining for the
                  Charge" in                      first through 12th contract
                  "Fees and                       years;
                  charges" under
                  "EQUI-VEST(R)
                  employer-
                  spon-sored
                  retirement
                  plans at a
                  glance -- key                      Contract          Charge
                  features" and                      year(s)           ------
                  in "Charges                        -------
                  under the                             1              6.00%
                  contract" in                          2              5.75%
                  "Charges and                          3              5.50%
                  expenses."                            4              5.25%
                                                        5              5.00%
                                                        6              4.75%
                                                        7              4.50%
                                                        8              4.25%
                                                        9              4.00%
                                                        10             3.00%
                                                        11             1.00%
                                                        12             1.00%
                                                   13 and later        0.00%
                                                  The total of all withdrawal
                                                  charges may not exceed 8% of
                                                  all contributions made during
                                                  a specified period before the
                                                  withdrawal is made.
-----------------------------------------------------------------------------------



                                 APPENDIX III: STATE CONTRACT AVAILABILITY
                        AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS III-3

---------------------------------------------------------------------------------------
                               CONTRACT
               FEATURES AND    TYPE/SERIES/ EFFECTIVE AVAILABILITY
 STATE         BENEFITS        DATE                   OR VARIATION
---------------------------------------------------------------------------------------
TEXAS (CONT.)  See "What are      For all new         Unavailable variable
               your               and existing        investment options: The
               invest-ment        TSA contract        variable in-vestment options
               options under      owners              that invest in portfolios of
               the con-tract"     (regardless of      unaffiliated trusts are not
               in "Contract       the contract        available. You may allocate
               features and       issue date)         amounts to the variable
               benefits".         who are             investment options that invest
                                  employees of        in the AXA Tactical Manager
                                  public school       Portfolios.
                                  districts and
                                  open
                                  enrollment
                                  charter
                                  schools
                                  (grades K-12),
                                  who are
                                  par-ticipants
                                  in the TSA
                                  plan, the
                                  providers of
                                  which are
                                  sub-ject to
                                  the 403(b)
                                  Certifi-cation
                                  Rules of the
                                  Teacher
                                  Retirement
                                  System of the
                                  State of
                                  Texas, and who
                                  enroll and
                                  contribute to
                                  the TSA
                                  contracts
                                  through a
                                  salary
                                  reduction
                                  agreement.
               See the SAI
               for condensed
               financial
               Information.
---------------------------------------------------------------------------------------
UTAH           See                The change          The amount of the withdrawal
               "Withdrawal        applies to          charge we deduct is equal to
               charge" in         SIM-PLE IRA         6% of contributions withdrawn
               "Fees and          contract            that exceed the 10% free
               charges" under     series 400          withdrawal amount, that were
               "EQUI-VEST(R)      issued on or        made in the current and four
               employer-          after November      prior contracts years and 5%
               sponsored          27, 2006.           of contributions withdrawn
               retirement         This change         that were made in the contract
               plans at a         applies to SEP      year immedi-ately preceding
               glance -- key      and SARSEP          the four prior contract years.
               features;" and     contract
               "Withdrawal        series 300
               charge for         issued on or
               series 300 and     after August
               400 contracts"     25, 2008.
               under "Charges
               and expenses"
---------------------------------------------------------------------------------------
VERMONT        See "Loans                             Taking a loan in excess of
               under TSA,                             Internal Revenue Code limits
               gov-ernmental                          may result in adverse tax
               employer EDC                           consequences. Please consult
               and Corporate                          your tax adviser before taking
               Trusteed                               a loan that exceeds the
               contracts" in                          In-ternal Revenue Code limits.
               "Accessing
               your money"
---------------------------------------------------------------------------------------
WASHINGTON                        The changes
                                  apply to
                                  con-tracts
                                  issued on or
                                  after August
                                  13, 2001

               Fixed Maturity     All contract        Not available
               Options            types
                                  and series

               See Annual         All contract        This charge is deducted pro
               administrative     types               rata from the variable
               charge in          and series          invest-ment options. If your
               "Fees and                              account value is allocated
               charg-es"                              100% to the guaranteed
               under                                  interest option, the charge
               "EQUI-VEST(R)                          will be waived.
               at a glance --
               key features"
               and in
               "Charges under
               the con-tract"
               under "Charges
               and expenses"

               See page 5         Trusteed            Not available
               "Index of key      contracts
               words and
               phrases"

               See                SIMPLE IRA          In the case of terminations or
               "Withdrawal        contract series     surrenders, we will pay you
               charge" in         400                 the greater of (i) the cash
               "Fees and                              value or (ii) the free
               charges" under                         withdrawal amount plus 94% of
               "EQUI-VEST(R)                          the remaining account value.
               at a glance --                         For issue ages 60 and older,
               key features;"                         the percentage is 95% of the
               and in                                 remaining account value in the
               "Charges under                         5th contract year and later;
               the con-tract"                         and for is-sue ages under 60,
               under "Charges                         the percentage is 94.5% of the
               and expenses"                          remain-ing account value in
                                                      the 6th contract year and
                                                      later.
               Withdrawal                             For SIMPLE IRA, the withdrawal
               charge waiver                          charge is waived after five
                                                      contract years and the
                                                      annuitant is at least 59 1/2.
---------------------------------------------------------------------------------------


      APPENDIX III: STATE CONTRACT AVAILABILITY
III-4 AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Condensed financial information                               4

Financial Statements                                          62


HOW TO OBTAIN AN EQUI-VEST(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:

  EQUI-VEST(R)
  Employer Sponsored Retirement Plans
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2012
(Employer Sponsored Retirement Plans)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         235407

EQUI-VEST(R)

Employer-Sponsored Retirement Plans

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012

AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) dated
May 1, 2012. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.


        TABLE OF CONTENTS
        Who is AXA Equitable?                                         2
        Calculation of annuity payments                               2
        Custodian and independent registered public accounting firm   2
        Distribution of the contracts                                 2
        Calculating unit values                                       3
        Condensed financial information                               4
        Financial statements                                         62



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
            Company (AXA Equitable). Co-distributed by affiliates,
 AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas, New
                                York, NY 10104

   Copyright 2012 AXA Equitable Life Insurance Company - All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235407
                                         EV-Employer-Sponsored Retirement Plans

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2012, the annuity payment due in December 2012 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2011, 2010 and 2009. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $529,410,549 in 2011, $576,147,169 in 2010, and $557,277,070 in 2009. Of these amounts, for each of these three years, AXA Advisors retained $268,084,019, $364,376,758 and $306,063,542, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $562,732,447 in 2011, $399,625,078 in 2010 and $429,091,474 in 2009, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $15,092,209, $10,963,063 and $40,223,293, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2011. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values for series 100 through 400 presented in the prospectus. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to the prospectus for a presentation of the unit values and units outstanding for the series presented in the prospectus.


EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.60 $119.19 $113.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       4
----------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       9      19      70     120     155
----------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3      12      24      31
----------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      28      50      65
----------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $163.61 $176.72 $183.99 $201.66 $212.90 $159.75 $185.70 $202.78 $196.64
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      46      56      60      67      64     113     166     198
----------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       6      16      35      59     160     246     297
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $105.10 $ 93.16
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.26 $ 96.65
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $103.35 $ 98.58
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.38 $ 86.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $143.04 $161.98 $179.44 $194.31 $225.25 $123.85 $166.93 $220.99 $218.13
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7      11      11      12      10      11      13      14
----------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.37 $ 98.12 $ 64.76 $ 82.29 $101.34 $ 90.80
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       2
----------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $144.90 $158.78 $161.99 $194.11 $194.62 $122.36 $157.97 $175.79 $168.80
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       9       9      12      12      22      40      54
----------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3       8      13      15
----------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       3       3       4       4       5       5
----------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8      14      14      25      22      24      23      16
----------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $175.55 $199.03 $206.24 $226.80 $233.16 $130.18 $165.98 $191.06 $190.83
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        44      45      65      65      67      57      62      63      58
----------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       4       6       7      13      16      17
----------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       7       7
----------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $173.95 $190.50 $197.59 $225.93 $235.57 $146.69 $183.42 $208.43 $210.20
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      14      23      26      28      27      42      54      58
----------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      11      16      21      29      41      49      48
----------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7       6       8      12      12
----------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       8       9
----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4
----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       8      18      37      54
----------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5       7      12      19
----------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $165.33 $217.56 $295.50 $415.87 $175.77 $261.39 $288.71 $250.88
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       6       9       9      13      21      27
----------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $149.21 $151.11 $151.99 $155.73 $165.32 $170.15 $165.19 $171.04 $178.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       3       3       3       4       3       3       4
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       5       5       6      10      23      28
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $109.44 $128.49 $147.18 $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      20      28      31      36      35      45      47      47
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6      10      14      20      21      36      49      44
----------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.05 $107.74 $109.96 $132.37 $129.59 $ 77.34 $101.41 $112.88 $106.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       5       5       7       5       6       5       6
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       3       5       5
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.08 $ 68.69 $ 78.93 $ 80.07
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       6       9       9      11      14      18
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.47 $ 90.93 $ 87.96 $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7      25      26      26      24      23      24      28
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1      10       6      19
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.15 $117.09 $122.34 $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       7      13      18      22      61      63      66      65
----------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       4      10
----------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       5      16      25
----------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6      15      19      24      25      43      54      55
----------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $100.68 $117.59 $129.73 $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      15      16      19      14      31      36      35
----------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------
   Unit value                            $127.81 $127.96 $130.47 $135.41 $140.86 $142.90 $142.03 $140.88 $139.62
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2      19      19      26      27      25      23      24
----------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       5       7
----------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4      11      27      45
----------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       6       6
----------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       6       8
----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      15      20      28      27
----------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $157.69 $162.53 $164.70 $169.90 $176.45 $163.80 $172.52 $182.03 $183.03
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       4       6       4       8       9       9
----------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       6       7       8      19      26      25
----------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4       4      10      27      45
----------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --  107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       3       7       8
----------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.34 $118.12 $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2
----------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



--------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                           -------------------------------------------------------------------
                                            2003   2004   2005    2006    2007    2008   2009   2010    2011
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     -- $104.60 $120.15 $116.08 $72.53 $92.30 $105.39 $102.37
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --       1       1      1      2       4       4
--------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                              $79.22 $84.03 $ 86.57 $ 90.83 $100.21 $71.89 $99.96 $116.19 $108.38
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          1      1       2       3       2      2      3      11      17
--------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $106.10 $102.22
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --       4
--------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $107.80 $ 99.78
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $110.84 $102.45
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     --      -- $ 95.26
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $109.72 $101.13
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --       1
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $104.48 $ 96.81
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --      --
--------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $108.80 $106.77
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --      --
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $113.76 $102.50
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --      --
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $106.38 $110.97
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --       4
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     --      -- $ 89.94
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --       1
--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --      --      --      --     --     -- $112.82 $ 99.95
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --      --      --      --     --     --      --      --
--------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $113.56 $ 92.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      12
----------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.19 $103.36
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.07 $118.44
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $102.09 $ 98.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.21 $119.39
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $110.95 $117.11
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.37 $ 96.18 $103.39 $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      50      54      53      52      38      44      50      49
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       3       6      10      13
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       5       7       8      12      12
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1      --       1       2       2
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       4       4       4       4
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       3       3       4       4       4       6       6
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       3       3       5       7       8
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $130.87 $141.28 $144.66 $157.99 $161.88 $123.02 $134.01 $141.96 $148.19
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       4       4       5       4       5       8      11
----------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       3       2       3       4       5
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       9      10      13      12      12      13      12
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       6       6       6       5       7      10      10
----------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6      14      14
----------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      15      19
----------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       4      11      13
----------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $118.69 $ 69.01 $ 87.37 $ 98.09 $ 91.83
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       4       7       9
----------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 83.18
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NY HOUSING DEVELOPMENT CORPORATION



-------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.67 $119.50 $114.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.32 $121.36 $130.23 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       3       5       6
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.32 $107.72 $109.58 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.31 $111.61 $114.43 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.03 $135.22 $146.36 $152.68 $167.68 $177.39 $133.37 $155.35 $169.97 $165.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       2      --       2       3       8      12      10
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $108.13 $119.93 $127.03 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       6       8      11
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.25 $ 93.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.41 $ 96.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $103.49 $ 98.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $104.53 $ 87.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.17 $112.59 $127.76 $141.82 $153.88 $178.75 $ 98.47 $133.00 $176.42 $174.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       2       2       2       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.46 $146.51 $160.86 $164.45 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       4       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.13 $112.92 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.32 $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.98 $117.81 $124.08 $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.37 $122.63 $139.31 $144.65 $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      16      15      12      --      --      13      20      22      22
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.78 $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       4       6       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.33 $ 58.75 $ 77.40 $ 85.90 $ 81.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.38 $121.36 $133.18 $138.41 $158.58 $165.68 $103.38 $129.53 $147.48 $149.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       5       5       6       5       8      11      14      20
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $121.29 $133.10 $146.32 $158.85 $179.88 $106.65 $135.36 $154.92 $144.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       5       6       7       6
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       4       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.50 $117.55 $120.71 $103.30 $119.63 $130.22 $131.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.39 $117.46 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       2       4       5       6
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.65 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       2       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $136.39 $167.50 $220.86 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       5      --      --       6       7       6       7       6
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.05 $137.32 $139.35 $140.44 $144.18 $153.38 $158.17 $153.88 $159.65 $167.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 91.05 $102.71 $119.46 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.04 $100.91 $118.71 $136.25 $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       3      --      --       5       5      12       7
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       2       6      10      15      22      28      31
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.73 $ 99.14 $109.16 $112.65 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.58 $ 81.90 $ 90.60 $ 96.43 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.42 $ 59.68 $ 64.24 $ 73.31 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 82.37 $ 92.12 $ 99.43 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       4       4       4       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.57 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.19 $105.07 $118.36 $123.92 $149.38 $141.72 $ 80.21 $ 96.07 $107.70 $101.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       5       9       4       4       7      10       9
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.07 $118.70 $130.45 $ 89.41 $111.44 $126.12 $114.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.49 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.75 $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       5       9      12      22      30      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.93 $101.80 $119.13 $131.69 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       5       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.47 $120.61 $120.99 $123.61 $128.55 $134.00 $136.21 $135.65 $134.83 $133.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      12      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.81 $109.70 $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.27 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       2       4
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.17 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.78 $ 99.47 $110.10 $104.91 $112.51 $112.66 $111.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.26 $140.62 $145.23 $147.47 $152.43 $158.62 $147.55 $155.71 $164.63 $165.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       7      10      16      23      24
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.38 $115.01 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       7      11      16      18
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.39 $118.41 $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2002   2003   2004   2005    2006    2007    2008   2009    2010    2011
--------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $104.74 $120.55 $116.70 $73.07 $ 93.17 $106.60 $103.75
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $58.23 $79.92 $84.94 $ 87.69 $ 92.19 $101.91 $73.26 $102.07 $118.88 $111.11
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      1       3       4       5
--------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $106.24 $102.56
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $107.95 $100.12
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $110.99 $102.80
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      --      -- $ 95.38
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $109.87 $101.48
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $104.63 $ 97.14
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $108.96 $107.13
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $113.92 $102.85
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $106.45 $111.26
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      --      -- $ 90.05
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $112.98 $100.29
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      -- $113.64 $ 92.49
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --       3
--------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.34 $103.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.15 $118.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.23 $ 99.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.29 $119.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.03 $117.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 69.15 $ 77.17 $ 83.12 $ 86.97 $ 96.44 $ 50.44 $ 69.95 $ 81.90 $ 76.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      10      10      13      --       8      11      17      19      15
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.42 $110.66 $114.16 $115.34 $118.85 $125.41 $127.60 $137.24 $144.74 $152.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.58 $104.82 $122.72 $140.68 $175.06 $195.44 $102.41 $132.11 $140.31 $114.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.92 $ 97.88 $106.59 $112.97 $127.42 $132.85 $ 79.76 $104.95 $116.24 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.60 $103.61 $117.73 $125.20 $148.35 $152.67 $ 94.83 $115.69 $129.99 $121.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.40 $ 86.89 $ 96.41 $103.76 $112.95 $125.50 $ 70.31 $ 98.99 $124.72 $114.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.18 $103.57 $118.46 $126.28 $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.14 $ 99.00 $107.10 $109.88 $120.25 $123.46 $ 94.01 $102.61 $108.92 $113.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.75 $122.48 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.85 $156.67 $182.19 $189.39 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.00 $ 89.23 $ 93.02 $102.78 $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      20       8      10       8       5       2       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.17 $119.00 $ 69.33 $ 87.96 $ 98.94 $ 92.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 83.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE/SM/ CONTRACTS



-------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.60 $119.19 $113.99
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       1       2       4
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       5       9      19      70     120     155
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       1       2       3      12      24      31
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       4       7      10      28      50      65
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $99.02 $116.91 $125.97 $130.82 $143.03 $150.62 $112.73 $130.72 $142.39 $137.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       3       6       9      13      15      19      33      41
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       6      16      35      59     160     246     297
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.10 $ 93.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.26 $ 96.65
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.35 $ 98.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.38 $ 86.84
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $73.89 $103.19 $116.56 $128.81 $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       3       1       4       4       4       4       4       4       4
-----------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $103.24 $ 98.12 $ 64.76 $ 82.29 $101.34 $ 90.80
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1       2       3       3
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.89 $141.57 $155.12 $158.27 $189.64 $190.15 $119.54 $154.34 $171.74 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       4       4       4       4       4       4       6
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       3       8      13      15
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.89 $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       3       3       4       4       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.38 $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      --      14      14      25      22      24      23      16
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.63 $ 95.79 $108.33 $111.98 $122.83 $125.96 $ 70.15 $ 89.22 $102.45 $102.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       6       7       8       8      13      13
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.54 $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       3       4       6       7      13      16      17
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       7       7
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.18 $ 95.23 $104.03 $107.63 $122.77 $127.68 $ 79.31 $ 98.92 $121.13 $112.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8       2      11      12      11      11      12      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.92 $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1      11      16      21      29      41      49      48
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       7       6       8      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       8       9
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       5       8      18      37      54
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5       7      12      19
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.54 $160.00 $196.10 $258.05 $350.50 $493.27 $208.48 $310.04 $342.45 $297.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       1       2       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.05 $128.60 $129.91 $130.34 $133.20 $141.06 $144.81 $140.25 $144.85 $151.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.67 $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       4       5       5       6      10      23      28
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.72 $ 90.72 $106.24 $121.39 $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       9      --      13      12      11      10      10      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.66 $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      --      10      14      20      21      36      49      44
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.17 $ 96.98 $106.52 $109.75 $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       1       1      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.12 $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQLARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.46 $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       4       6       9       9      11      14      18
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.92 $ 72.94 $ 81.41 $ 87.96 $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4      --       5       5       3       3       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1      10       6      19
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.63 $104.15 $117.09 $122.34 $147.18 $139.21 $ 78.18 $ 93.31 $104.20 $ 98.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       1      13      18      16      15      14      17      16
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       4      10
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       5      16      25
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.42 $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       1      15      19      24      25      43      54      55
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.35 $124.60 $145.52 $160.54 $178.95 $174.50 $104.51 $140.70 $170.75 $153.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       5       4       4       4       6       8       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.42 $114.04 $113.89 $115.83 $119.94 $124.45 $125.93 $124.79 $123.68 $122.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       5       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4      11      27      45
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       6       8
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4       7      15      20      28      27
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.38 $129.67 $133.32 $134.77 $138.66 $143.64 $133.03 $139.83 $147.22 $147.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       4       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.92 $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       5       6       7       8      19      26      25
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4       4      10      27      45
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       3       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.34 $118.12 $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.60 $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.84 $ 79.22 $ 84.03 $ 86.57 $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       3       2       2       3      11      17
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                         2002 2003 2004 2005 2006 2007 2008 2009  2010    2011
------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $106.10 $102.22
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --       4
------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $107.80 $ 99.78
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $110.84 $102.45
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 95.26
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $109.72 $101.13
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --       1
------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $104.48 $ 96.81
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $108.80 $106.77
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $113.76 $102.50
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $106.38 $110.97
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --       4
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 89.94
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --       1
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $112.82 $ 99.95
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $113.56 $ 92.25
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --        2      12
------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $106.19 $103.36
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --       1
------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $119.07 $118.44
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --       1
------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.09 $ 98.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.21 $119.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.95 $117.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.80 $ 65.15 $ 72.37 $ 77.61 $ 80.84 $ 89.23 $ 47.15 $ 64.14 $ 74.76 $ 69.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       2       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.20 $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       3       3       6      10      13
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.42 $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       4       5       7       8      12      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.77 $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1      --       1       2       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.44 $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       3       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.27 $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       3       3       4       4       4       6       6
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.03 $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       2       3       3       5       7       8
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.22 $ 90.15 $ 97.08 $ 99.16 $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       3       2       3       4       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.07 $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       9      10      13      12      12      13      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.89 $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       6       6       6       5       7      10      10
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------
                                         2002 2003 2004 2005  2006    2007    2008   2009   2010    2011
----------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $108.47 $115.27 $79.42 $94.68 $103.90 $100.06
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       1      3      6      14      14
----------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $109.42 $116.42 $74.97 $91.54 $101.54 $ 96.70
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      1      5      15      19
----------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $110.31 $117.39 $72.08 $89.69 $100.20 $ 94.68
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       1      2      4      11      13
----------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $111.10 $118.69 $69.01 $87.37 $ 98.09 $ 91.83
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --      1      4       7       9
----------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --       --      --     --     --      -- $ 83.18
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --     --     --      --       2
----------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE/SM/ CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.67 $119.50 $114.52
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.32 $121.36 $130.23 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       2       3       5       6
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.32 $107.72 $109.58 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       1       1
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.31 $111.61 $114.43 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1       2       2       3
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $89.58 $105.98 $114.42 $119.07 $130.44 $137.65 $103.23 $119.94 $130.91 $126.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       4       9      12      15      18      19
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.13 $119.93 $127.03 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       1       1       2       6       8      11
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.25 $ 93.48
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.41 $ 96.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.49 $ 98.92
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.53 $ 87.14
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $88.17 $123.38 $139.65 $154.63 $167.38 $193.94 $106.58 $143.59 $189.99 $187.45
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.46 $145.51 $160.86 $164.45 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       4       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.13 $112.92 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.32 $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.93 $106.98 $117.81 $124.08 $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       1       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 55.52 $ 82.44 $ 93.43 $ 96.76 $106.36 $109.29 $ 60.99 $ 77.72 $ 89.43 $ 89.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       5       8       9
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.78 $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       4       6       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.33 $ 58.75 $ 77.40 $ 85.90 $ 81.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.97 $ 81.20 $ 88.88 $ 92.14 $105.31 $109.75 $ 68.30 $ 85.37 $ 96.96 $ 97.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       7      12      14      19      24      30
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $121.29 $133.10 $146.32 $158.85 $179.88 $106.65 $135.36 $154.92 $144.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       5       6       7       6
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       4       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.50 $117.55 $120.71 $103.30 $119.63 $130.22 $131.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.39 $117.46 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       2       4       5       6
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.65 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       2       3
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.09 $136.39 $167.50 $220.86 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3      --      --      --       6       7       6       7       6
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.51 $127.30 $128.86 $129.55 $132.66 $140.76 $144.80 $140.52 $145.42 $152.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.13 $ 91.05 $102.71 $119.46 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.79 $ 88.31 $103.63 $118.64 $145.53 $161.45 $ 79.00 $ 99.70 $104.17 $ 90.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       6      10      15      22      28      31
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.73 $ 99.14 $109.16 $112.65 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.58 $ 81.90 $ 90.60 $ 96.43 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQLARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.79 $ 59.68 $ 64.24 $ 73.31 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.15 $ 82.37 $ 92.12 $ 99.73 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      --       4       4       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.57 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.19 $105.07 $118.36 $123.92 $149.38 $141.58 $ 79.67 $ 95.28 $106.61 $100.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       9      13      14      18      21      22
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.07 $118.70 $130.45 $ 89.41 $111.44 $126.12 $114.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.49 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.75 $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       8      12      22      30      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.93 $101.80 $119.13 $131.69 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       5       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.53 $110.38 $110.46 $112.56 $116.79 $121.44 $123.13 $122.26 $121.41 $120.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.81 $109.70 $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.27 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       2       4
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.78 $105.91 $110.10 $104.91 $112.51 $112.66 $111.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.91 $129.46 $133.37 $147.47 $152.43 $144.56 $134.15 $141.29 $149.06 $149.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $82.10 $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       4       7      10      16      23      24
-----------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $111.38 $115.01 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       5       7      11      16      18
-----------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $109.39 $118.41 $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       2      --      --
-----------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $104.74 $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $58.23 $ 79.92 $ 84.94 $ 87.69 $ 92.19 $101.91 $ 73.26 $102.07 $118.88 $111.11
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1       3       4       5
-----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.24 $102.56
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $107.95 $100.12
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $110.99 $102.80
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      --      -- $ 95.38
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $109.87 $101.48
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.63 $ 97.14
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $108.96 $107.13
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.92 $102.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.45 $111.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 90.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $112.98 $100.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.64 $ 92.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.34 $103.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.15 $118.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.23 $ 99.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.29 $119.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.03 $117.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.77 $ 69.33 $ 77.17 $ 83.12 $ 86.97 $ 95.72 $ 50.69 $ 69.09 $ 80.69 $ 75.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      15      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.42 $110.66 $114.16 $115.34 $118.85 $125.41 $127.60 $137.24 $144.74 $152.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.58 $104.82 $122.72 $140.68 $175.06 $195.44 $102.41 $132.11 $140.31 $114.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.92 $ 97.88 $106.59 $112.97 $127.42 $132.85 $ 79.76 $104.95 $116.24 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.60 $103.61 $117.73 $125.20 $148.35 $152.67 $ 94.83 $115.69 $129.99 $121.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.40 $ 86.89 $ 96.41 $103.76 $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.18 $103.57 $118.46 $126.28 $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.67 $105.47 $113.82 $116.48 $127.15 $130.22 $ 98.92 $107.70 $114.04 $118.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.75 $122.48 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.85 $156.67 $182.19 $189.39 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.00 $ 89.23 $ 93.02 $102.78 $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       8      10       8       5       2       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.17 $119.00 $ 69.33 $ 87.96 $ 98.94 $ 92.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 83.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE/SM/ CONTRACTS



-------------------------------------



THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.73 $119.82 $115.06
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.38 $121.67 $130.82 $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1       2       2       2
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.37 $108.00 $110.08 $116.51 $122.65 $108.60 $118.67 $126.66 $128.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.36 $111.89 $114.94 $124.39 $130.56 $104.67 $119.17 $129.33 $127.77
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $82.10 $ 97.33 $105.29 $109.79 $120.52 $127.43 $ 95.76 $111.49 $121.93 $118.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       2       3       5       7
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.19 $120.23 $127.61 $145.39 $153.90 $104.47 $126.77 $140.71 $133.07
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       3       5       5       6
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.39 $ 93.80
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.56 $ 97.31
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.64 $ 99.26
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.68 $ 87.43
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $52.55 $ 73.69 $ 83.58 $ 92.73 $100.58 $116.77 $ 64.30 $ 86.81 $115.09 $113.78
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $108.50 $ 98.64 $ 65.36 $ 83.39 $103.11 $ 92.77
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.81 $115.93 $127.54 $130.65 $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.17 $113.20 $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.22 $ 72.85 $ 75.08 $ 81.24 $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.83 $ 96.60 $106.60 $112.49 $125.42 $126.86 $ 76.16 $ 99.62 $114.78 $118.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 52.86 $ 78.66 $ 89.31 $ 92.69 $102.09 $105.11 $ 58.78 $ 75.05 $ 86.53 $ 86.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.01 $111.09 $115.07 $117.03 $121.18 $124.31 $112.63 $115.08 $121.12 $126.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.46 $ 58.95 $ 77.82 $ 86.53 $ 82.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.27 $ 79.19 $ 86.86 $ 90.23 $103.33 $107.91 $ 67.29 $ 84.28 $ 95.91 $ 96.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.38 $121.84 $133.98 $147.58 $160.53 $182.16 $108.22 $137.63 $157.83 $147.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.56 $106.18 $ 72.05 $ 93.57 $103.63 $103.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.67 $ 60.08 $ 76.79 $ 84.35 $ 80.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.64 $117.94 $121.36 $104.07 $120.76 $131.72 $132.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.44 $117.75 $139.30 $151.41 $104.46 $147.03 $194.05 $186.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.69 $100.53 $109.34 $115.84 $117.53 $124.32 $129.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.62 $109.56 $134.82 $178.13 $242.92 $343.25 $145.67 $217.50 $241.20 $210.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.24 $122.19 $123.94 $124.85 $128.11 $136.21 $140.40 $136.52 $141.57 $148.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 61.65 $ 81.36 $ 91.97 $107.18 $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.95 $ 84.67 $ 99.56 $114.22 $140.38 $156.05 $ 76.51 $ 96.76 $101.30 $ 88.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.51 $ 79.64 $ 96.39 $106.30 $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.07 $ 98.51 $108.69 $112.39 $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.03 $ 77.76 $ 86.19 $ 91.93 $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQLARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.22 $ 54.21 $ 58.46 $ 66.85 $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 35.99 $ 46.31 $ 51.89 $ 56.29 $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.62 $113.34 $106.08 $ 45.70 $ 54.18 $ 61.79 $ 61.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.18 $114.24 $128.95 $135.28 $163.40 $155.18 $ 87.50 $104.86 $117.56 $111.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.21 $119.10 $131.15 $ 90.08 $112.50 $127.57 $116.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.64 $144.57 $167.16 $ 99.33 $135.64 $155.13 $137.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.73 $102.49 $118.33 $125.23 $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.25 $126.30 $148.09 $164.04 $183.59 $179.75 $108.09 $146.11 $178.03 $160.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.22 $105.29 $105.58 $107.81 $112.08 $116.77 $118.64 $118.04 $117.46 $116.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.85 $109.97 $118.12 $141.99 $ 94.81 $122.39 $131.79 $134.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.44 $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.38 $108.61 $ 66.89 $ 83.28 $ 92.75 $ 88.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.91 $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.40 $124.04 $128.05 $129.96 $134.25 $139.64 $129.84 $137.03 $144.85 $145.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.28 $119.41 $139.82 $145.04 $169.88 $165.93 $108.75 $136.48 $170.86 $163.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.43 $115.29 $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.86 $109.56 $ 64.51 $ 83.47 $ 89.83 $ 81.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.44 $118.70 $134.82 $135.71 $ 80.98 $106.71 $120.05 $116.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.88 $120.95 $117.33 $ 73.61 $ 94.05 $107.82 $105.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.66 $ 77.91 $ 82.98 $ 85.83 $ 90.42 $100.16 $ 72.15 $100.72 $117.54 $110.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                         2002 2003 2004 2005 2006 2007 2008 2009  2010    2011
------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $106.39 $102.91
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $108.10 $100.47
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $111.15 $103.15
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --       1
------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 95.50
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $110.03 $101.82
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $104.77 $ 97.47
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $109.11 $107.50
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $114.08 $103.21
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $106.52 $111.56
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 90.17
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $113.13 $100.63
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $113.71 $ 92.74
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $106.49 $104.07
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $119.23 $119.07
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      --
------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.37 $ 99.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.37 $120.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.10 $117.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 46.48 $ 63.60 $ 70.93 $ 76.37 $ 79.87 $ 88.52 $ 46.97 $ 64.15 $ 75.07 $ 70.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.64 $111.11 $114.85 $116.28 $120.06 $126.94 $129.41 $139.47 $147.39 $155.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.74 $105.24 $123.46 $141.82 $176.83 $197.82 $103.86 $134.26 $142.88 $116.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.08 $ 98.27 $107.24 $113.89 $128.70 $134.47 $ 80.89 $106.66 $118.37 $109.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.76 $104.03 $118.45 $126.22 $149.85 $154.53 $ 96.17 $117.57 $132.37 $124.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.53 $ 87.24 $ 96.99 $104.60 $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.33 $103.99 $119.18 $127.30 $145.32 $144.72 $ 92.21 $132.45 $164.62 $141.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.03 $111.01 $120.03 $123.08 $134.63 $138.16 $105.16 $114.73 $121.72 $127.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.80 $122.78 $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.77 $148.68 $173.24 $180.45 $208.48 $187.01 $115.62 $145.43 $180.17 $163.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2002   2003   2004   2005    2006    2007    2008   2009    2010    2011
--------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $57.12 $89.59 $93.59 $103.61 $110.62 $130.12 $68.52 $108.02 $126.51 $119.81
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --       1       1       1
--------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      -- $108.60 $115.88 $80.16 $ 95.96 $105.72 $102.23
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      -- $109.56 $117.04 $75.68 $ 92.77 $103.33 $ 98.80
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      -- $110.45 $118.01 $72.76 $ 90.90 $101.96 $ 96.73
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      -- $111.24 $119.32 $69.65 $ 88.55 $ 99.81 $ 93.82
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --      --      -- $ 83.39
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --      --      --      --
--------------------------------------------------------------------------------------------------------------------

TSA ADVANTAGE/SM/



--------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.51 $118.72 $113.20
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       3      18      52
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.19 $120.60 $128.76 $149.99 $157.32 $ 94.51 $118.85 $132.78 $121.35
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       1      12      32      83     150     183     240     367     480
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.19 $107.05 $108.35 $113.87 $119.03 $104.64 $113.55 $120.34 $121.15
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       2      31      42      55     100     129     137     165     181
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.18 $110.91 $113.14 $121.57 $126.70 $100.86 $114.02 $122.87 $120.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       3      21      44      80     145     141     173     238     290
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $96.39 $113.46 $121.88 $126.19 $137.55 $144.41 $107.76 $124.58 $135.28 $130.46
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      488     503     565     647     699     821     794     826     994   1,170
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.00 $119.18 $125.60 $142.10 $149.35 $100.67 $121.30 $133.69 $125.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       2      50     122     290     487     554     652     867   1,047
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.88 $ 92.69
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       2       5
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.03 $ 96.15
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       5      11
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.13 $ 98.08
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       7      16
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.17 $ 86.39
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       3      12
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $72.72 $101.26 $114.03 $125.63 $135.30 $155.98 $ 85.28 $114.32 $150.51 $147.75
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      206     238     247     253     245     215     191     181     168     149
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.27 $ 97.73 $ 64.30 $ 81.46 $100.02 $ 89.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      10      15      15      17      15
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.12 $141.44 $154.51 $158.36 $187.75 $187.68 $117.63 $151.42 $167.98 $160.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       183     219     284     294     276     266     237     251     300     349
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.01 $112.23 $128.59 $131.73 $ 88.11 $ 97.11 $111.01 $109.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      50      67      72      68      68      74      80
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.23 $ 79.94 $ 81.81 $ 87.90 $ 91.38 $101.24 $ 54.79 $ 70.85 $ 78.76 $ 78.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       6       8       9      12      12      15      21      39
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.55 $104.65 $114.66 $120.15 $133.03 $133.60 $ 79.64 $103.44 $118.34 $121.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       130     142     147     147     143     370     316     277     243     210
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.46 $ 92.29 $104.06 $107.24 $117.28 $119.90 $ 66.57 $ 84.41 $ 96.63 $ 95.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       905   1,026   1,206   1,254   1,179   1,018     858     780     690     612
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.19 $109.48 $112.60 $113.71 $116.91 $119.09 $107.14 $108.70 $113.61 $117.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        45      72      95     130     144     159     122     139     130     120
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.03 $ 58.27 $ 76.38 $ 84.34 $ 79.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      19      36      56      67
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.94 $ 91.12 $100.33 $103.49 $117.68 $122.02 $ 75.56 $ 93.97 $106.19 $106.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       451     536     628     666     652     649     588     572     574     578
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.57 $119.93 $130.94 $143.22 $154.70 $174.30 $102.82 $129.84 $147.86 $137.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47     133     180     241     295     326     333     315     275     221
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.34 $105.20 $ 70.88 $ 91.41 $100.52 $ 99.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      22     149     134     120     113      87
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.25 $ 59.39 $ 75.38 $ 82.21 $ 77.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      69      87      86      85      91
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.14 $116.57 $119.10 $101.40 $116.85 $126.55 $126.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       5      12      21      18      17      19      17
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.27 $116.74 $137.07 $148.00 $101.39 $141.70 $185.71 $177.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       7      62      80     128     143     181     264     338
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.53 $ 99.66 $107.62 $113.22 $114.06 $119.80 $123.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      14      37      73      76     101     105
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.32 $125.29 $153.09 $200.85 $271.98 $381.60 $160.80 $238.40 $262.52 $227.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        54      69      95     144     180     196     162     167     176     165
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.45 $126.60 $127.50 $127.54 $129.94 $137.19 $140.41 $135.57 $139.60 $145.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       193     185     163     153     138     124     110      90      76      66
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.97 $ 89.06 $ 99.97 $115.69 $136.30 $155.16 $ 84.53 $113.03 $121.97 $100.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      31      75      97     121     116     128     167     224     233
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.53 $ 86.19 $100.63 $114.63 $139.89 $154.42 $ 75.18 $ 94.40 $ 98.13 $ 85.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       272     302     335     398     454     488     436     384     331     273
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.88 $ 96.00 $115.37 $126.34 $156.89 $170.79 $ 96.19 $123.78 $129.72 $107.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        74      85     120     197     231     237     198     175     164     143
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.16 $ 95.42 $104.53 $107.33 $127.65 $124.59 $ 74.13 $ 96.91 $107.54 $100.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      35      38      39      39      38      31      26      29      29
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.44 $ 80.11 $ 88.18 $ 93.39 $104.21 $106.95 $ 66.14 $ 82.67 $ 93.27 $ 88.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      31      32      31      28      26      26      22      25      23
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.97 $ 58.38 $ 62.52 $ 70.99 $ 69.76 $ 78.56 $ 49.46 $ 66.57 $ 76.26 $ 77.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       383     362     311     281     249     223     194     188     179     176
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.23 $ 76.94 $ 85.62 $ 92.23 $ 98.21 $112.19 $ 68.46 $ 91.21 $103.14 $ 98.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       265     250     232     215     178     167     153     147     145     156
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.44 $112.35 $104.42 $ 44.66 $ 52.58 $ 59.54 $ 58.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       6      41      49      27      28      30      69
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.81 $102.78 $115.20 $120.01 $143.93 $135.72 $ 75.99 $ 90.43 $100.67 $ 94.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       173     235     340     396     471   1,183     917     756     639     532
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.72 $117.71 $128.70 $ 87.77 $108.85 $122.57 $110.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       5      10      13      40      65      67
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.10 $142.89 $164.04 $ 96.79 $131.24 $149.04 $131.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      14      40      40      42      49      57
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.93 $ 97.80 $112.12 $117.83 $129.84 $138.57 $ 69.43 $ 93.48 $116.13 $111.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       195     301     399      --     494     531     504     465     434     389
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.98 $ 98.72 $114.94 $126.42 $140.50 $136.59 $ 81.55 $109.46 $132.44 $118.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       261     291     333     377     382     349     268     368     333     282
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $112.05 $111.56 $113.12 $116.78 $120.81 $121.87 $120.40 $118.97 $117.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       107      83      75      68     103     133     101      61      49      51
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.69 $109.03 $116.29 $138.79 $ 92.02 $117.96 $126.12 $128.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       6       5      11      33      40      47      37
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.86 $133.70 $161.70 $ 84.15 $130.59 $170.69 $155.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      12      34      47      85     149     218
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.15 $107.60 $ 65.81 $ 81.35 $ 89.97 $ 84.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      73      71      61      51      41
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.99 $115.91 $ 67.86 $ 92.93 $105.76 $ 95.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      17      29      36      52      94
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.44 $ 98.64 $108.63 $102.98 $109.89 $109.49 $107.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      35      56      73     145     198     180     156
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.90 $127.77 $130.97 $131.99 $135.39 $139.83 $129.11 $135.29 $142.01 $142.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       158     142     135     136     130     124      94     123     108      95
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $81.65 $117.68 $136.81 $140.93 $163.91 $158.96 $103.45 $128.91 $160.25 $152.00
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       18      59     104     133     167     193     185     195     188     176
-----------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $111.26 $114.31 $108.40 $114.84 $ 65.57 $ 92.41 $106.26 $102.95
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       2      26      30     152     155     200     266     324
-----------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $107.63 $108.55 $ 63.47 $ 81.54 $ 87.00 $ 78.82
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      11      54      43      51      65      75
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $109.27 $117.68 $132.73 $132.66 $ 78.60 $102.84 $114.89 $110.31
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      21      46      65      64      57      52      40
-----------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $104.39 $119.54 $115.14 $ 71.73 $ 91.00 $103.59 $100.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       9      23      32      24      24      27      22
-----------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $57.25 $ 78.17 $ 82.67 $ 84.92 $ 88.82 $ 97.69 $ 69.88 $ 96.86 $112.25 $104.39
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       16      26      53      44      38      41      47      60      85     117
-----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.87 $101.69
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      46     196
-----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $107.57 $ 99.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       3      13
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $110.61 $101.93
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      10      30
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      --      -- $ 95.08
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       5
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $109.49 $100.62
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      11      37
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.26 $ 96.31
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       4      14
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2002   2003   2004   2005   2006   2007   2008   2009   2010    2011
----------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $108.58 $106.22
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --       2       7
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $113.52 $101.98
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --      10      31
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $106.27 $110.52
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --      10      62
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     --      -- $ 89.76
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --      --      10
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $112.58 $ 99.44
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --       2       9
----------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $113.45 $ 91.87
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --      30     123
----------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $105.97 $102.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --      15      75
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $118.95 $117.96
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --       1       7
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $101.87 $ 98.22
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --       8      15
----------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $119.10 $118.91
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --       5      19
----------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --     --     --     --     -- $110.84 $116.64
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --     --     --       5      41
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $47.01 $63.88 $70.75 $75.63 $78.55 $86.44 $45.54 $61.76 $ 71.76 $ 66.45
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       95    106    123    122    112     98     84    166     203     170
----------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.88 $109.55 $112.44 $113.04 $115.90 $121.67 $123.17 $131.81 $138.31 $144.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        83     100     106     121     111     108      95      97     127     110
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.18 $103.76 $120.87 $137.87 $170.70 $189.61 $ 98.85 $126.88 $134.08 $108.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      31      62      71      89      88      80      70      63      51
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.54 $ 96.89 $104.99 $110.72 $124.24 $128.89 $ 76.99 $100.80 $111.08 $101.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      31      33      31      29      30      27      23      19      16
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.20 $102.57 $115.96 $122.70 $144.66 $148.12 $ 91.53 $111.11 $124.21 $115.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32      39      51      62      86      93      86      77      69      62
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.08 $ 86.02 $ 94.96 $101.69 $110.13 $121.76 $ 67.87 $ 95.07 $119.18 $108.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      94     125     122     116     107      96      92      79      64
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.80 $102.53 $116.68 $123.75 $140.28 $138.72 $ 87.76 $125.17 $154.48 $132.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      66      91      89      85      82      69      66      62      49
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.96 $ 88.34 $ 94.85 $ 96.58 $104.90 $106.89 $ 80.78 $ 87.51 $ 92.20 $ 95.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        69     130     179     218     218     211     154     139     144     134
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.62 $121.73 $132.55 $135.77 $ 77.65 $103.21 $130.17 $108.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      26      50      72      59      50      42      35
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.91 $153.26 $177.32 $183.41 $210.41 $187.41 $115.05 $143.69 $176.76 $158.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      54     102     120     127     112      94      85      70      57
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.71 $ 88.33 $ 91.63 $100.73 $106.79 $124.72 $ 65.21 $102.08 $118.71 $111.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      31     130     128     124     126     121     131     140     131
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.37 $114.81 $ 78.86 $ 93.74 $102.55 $ 98.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      11      13      18      22
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.32 $115.96 $ 74.45 $ 90.62 $100.22 $ 95.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      15      24      33      39      50
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                         2002 2003 2004 2005  2006    2007    2008   2009   2010   2011
--------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $110.21 $116.92 $71.58 $88.79 $98.89 $93.17
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --        1       7     14     22     32     45
--------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $110.99 $118.22 $68.52 $86.50 $96.81 $90.36
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       5      9     12     19     32
--------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --       --      --     --     --     -- $83.02
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --     --     --     --     17
--------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.60 $119.19 $113.99
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       1       2       4
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       1       5       9      19      70     120     155
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       1       2       3      12      24      31
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       2       4       7      10      28      50      65
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $86.02 $101.79 $110.51 $115.21 $126.31 $133.43 $100.17 $116.47 $127.21 $123.38
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       24      25      24      23      22      19      17      15      15      15
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       3       6      16      35      59     160     246     297
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.10 $ 93.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.26 $ 96.65
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.35 $ 98.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.38 $ 86.84
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $73.89 $103.19 $116.56 $128.81 $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2       3       3       4       4       4       4       4       4       4
-----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.24 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.89 $141.57 $155.12 $158.27 $189.64 $190.15 $119.54 $154.34 $171.74 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       4       4       4       4       4       4       6
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       3       8      13      15
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.89 $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       3       3       4       4       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.38 $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       7       2      14      14      25      22      24      23      16
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.75 $ 85.60 $ 96.80 $100.06 $109.76 $112.55 $ 62.69 $ 79.72 $ 91.54 $ 91.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        51      52      53      50      43      29      25      23      22      20
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.54 $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       4       6       7      13      16      17
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       7       7
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.18 $ 95.23 $104.03 $107.63 $122.77 $127.68 $ 79.31 $ 98.92 $112.13 $112.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8       7      11      12      11      11      12      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.92 $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       3      11      16      21      29      41      49      48
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       7       6       8      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       8       9
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       4
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       5       8      18      37      54
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5       7      12      19
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.54 $160.00 $196.10 $258.05 $350.50 $493.27 $208.48 $310.04 $342.45 $297.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       2       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.05 $128.60 $129.91 $130.34 $133.20 $141.06 $144.81 $140.25 $144.85 $151.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       3       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.67 $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       4       5       5       6      10      23      28
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.72 $ 90.72 $106.24 $121.39 $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       9      10      13      12      11      10      10      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.66 $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       1      10      14      20      21      36      49      44
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.17 $ 96.98 $106.56 $109.75 $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.12 $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.46 $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       1       4       6       9       9      11      14      18
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.92 $ 72.94 $ 81.41 $ 87.96 $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       5       5       3       3       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1      10       6      19
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.63 $104.15 $117.09 $122.34 $147.18 $139.22 $ 78.18 $ 93.31 $104.20 $ 98.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       2      13      18      16      15      14      17      16
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       4      10
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       5      16      25
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.42 $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       2      15      19      24      25      43      54      55
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.35 $124.60 $145.52 $160.54 $178.95 $174.50 $104.51 $140.70 $170.75 $153.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       4       4       4       6       8       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.51 $103.17 $103.03 $104.78 $108.50 $112.59 $113.93 $112.89 $111.89 $110.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       1       1       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       5       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4      11      27      45
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       6       8
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       7      15      20      28      27
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.38 $129.67 $133.32 $134.77 $138.66 $143.64 $133.03 $139.83 $147.22 $147.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       4       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.92 $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       6       7       8      19      26      25
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4       4      10      27      45
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       3       7       8
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $109.34 $118.12 $133.62 $133.96 $79.61 $104.49 $117.08 $112.75
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --      1       1       2       2
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $104.60 $120.15 $116.08 $72.53 $ 92.30 $105.39 $102.37
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --       1       1      1       2       4       4
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $57.84 $79.22 $ 84.03 $ 86.57 $ 90.83 $100.21 $71.89 $ 99.96 $116.19 $108.38
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      --       2       3       2      2       3      11      17
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $106.10 $102.22
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       4
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $107.80 $ 99.78
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $110.84 $102.45
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 95.26
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $109.72 $101.13
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $104.48 $ 96.81
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $108.80 $106.77
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $113.76 $102.50
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $106.38 $110.97
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       4
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 89.94
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $112.82 $ 99.95
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.56 $ 92.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      12
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.19 $103.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.07 $118.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.09 $ 98.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.21 $119.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.95 $117.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 39.17 $ 53.42 $ 59.44 $ 63.86 $ 66.63 $ 73.67 $ 39.00 $ 53.16 $ 62.06 $ 57.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        34      35      35      34      29      21      20      19      19      14
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.20 $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       3       3       6      10      13
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.42 $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       4       5       7       8      12      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.77 $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1      --       1       2       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.44 $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       3       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.27 $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       3       3       4       4       4       6       6
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.03 $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       2       3       3       5       7       8
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.22 $ 90.15 $ 97.08 $ 99.16 $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       3       2       3       4       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.07 $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      --       9      10      13      12      12      13      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.89 $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       6       6       6       5       7      10      10
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6      14      14
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5      15      19
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       4      11      13
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $118.69 $ 69.01 $ 87.37 $ 98.09 $ 91.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       4       7       9
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 83.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TEXAS TSA CONTRACTS



-------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $118.50 $112.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      15      68     133
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.15 $120.39 $128.35 $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      52     122     364     741   1,158   1,647   1,916   2,022
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.15 $106.86 $108.01 $113.35 $118.31 $103.87 $112.55 $119.11 $119.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      36      59      91     231     309     378     424     441
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.14 $110.71 $112.78 $121.01 $125.94 $100.11 $113.02 $121.62 $119.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      45     112     222     406     540     685     753     769
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 42.91 $ 50.77 $ 55.12 $ 57.47 $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    23,382  21,629  20,419  19,656  18,359  17,845  17,357  17,262  16,700  15,660
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.96 $118.97 $125.20 $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      18     187     491   1,337   2,455   3,252   3,922   4,210   4,268
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $123.77 $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       4
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.72 $108.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      10
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $115.33 $109.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3      12
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.50 $ 92.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      18
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.61 $138.85 $156.54 $172.65 $186.13 $214.81 $117.58 $157.78 $207.94 $204.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,955   1,959   1,889   1,791   1,655   1,500   1,411   1,367   1,291   1,180
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      50      93     113     120     121
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.48 $183.13 $199.77 $202.92 $242.07 $241.63 $151.23 $194.39 $215.34 $205.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,282   1,316   1,357   1,330   1,272   1,248   1,236   1,328   1,394   1,422
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.97 $112.04 $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      33     232     292     333     358     386     381     367
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.93 $ 79.44 $ 81.19 $ 87.10 $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      89     119     143     167     196     213     240     247     248
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.17 $104.00 $113.80 $119.08 $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,211   1,179   1,112   1,015     923   1,410   1,258   1,168   1,072     963
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.84 $292.96 $331.00 $341.80 $374.77 $384.25 $213.98 $271.80 $311.66 $310.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    11,899  11,092  10,296   9,393   8,175   6,992   6,150   5,705   5,168   4,630
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.03 $109.16 $112.11 $113.06 $116.08 $118.07 $106.08 $107.47 $112.15 $115.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       207     316     410     574     643     748     667     798     771     721
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.94 $ 58.14 $ 76.10 $ 83.91 $ 78.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      37     123     191     215     197
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $191.65 $242.29 $264.16 $272.79 $310.53 $322.33 $199.82 $248.75 $281.41 $282.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,648   3,539   3,395   3,219   2,920   2,757   2,594   2,527   2,394   2,246
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.40 $119.55 $130.34 $142.37 $153.56 $172.77 $101.77 $128.33 $145.93 $135.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       337     779     950   1,217   1,548   1,770   2,024   2,138   1,998   1,844
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      90     570     600     614     565     527
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     176     330     389     418     419
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.04 $116.29 $118.65 $100.88 $116.08 $125.54 $125.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      39      65      71      75      93     100
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $116.54 $136.64 $147.33 $100.79 $140.66 $184.08 $175.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --     251     362     647     842   1,109   1,363   1,484
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.58 $ 97.50 $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       4      46     131     314     314     355     382
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.59 $139.97 $717.42 $225.55 $305.48 $428.77 $180.82 $267.70 $293.92 $253.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       4       9      12      16      21      22      23
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.25 $155.83 $157.11 $157.33 $160.48 $169.61 $173.78 $167.97 $173.15 $180.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       915     788     676     613     532     504     484     438     402     369
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.65 $ 88.51 $ 99.21 $114.65 $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61     175     317     437     534     576     683     805     838     817
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.20 $109.83 $128.38 $146.39 $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,013   4,603   4,375   4,333   4,232   4,096   3,827   3,659   3,352   3,078
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.52 $ 95.40 $114.50 $125.21 $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       928     946   1,012   1,260   1,505   1,600   1,585   1,655   1,622   1,495
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.50 $120.74 $132.08 $135.43 $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     448     414     382     362     351     314     309     306     282
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.13 $ 79.62 $ 87.51 $ 92.55 $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       118     161     140     132     116     107     111     124     129     116
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.74 $ 58.02 $ 62.04 $ 70.34 $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,376   2,212   1,969   1,822   1,671   1,480   1,401   1,420   1,314   1,246
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $118.84 $132.05 $142.04 $151.04 $172.29 $104.99 $139.68 $157.73 $149.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,890   2,681   2,410   2,130   1,844   1,655   1,531   1,451   1,338   1,300
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.40 $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13     108     128     147     201     207     448
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 80.42 $102.15 $114.33 $118.93 $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,981   2,115   2,295   2,451   2,714   9,158   8,082   7,621   6,915   6,275
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.62 $117.43 $128.22 $ 87.32 $108.13 $121.59 $109.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      25      38      76     149     211     231
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.00 $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      67     165     188     248     314     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.70 $ 97.34 $111.43 $116.94 $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       738   1,109   1,389   1,577   1,735   1,869   2,031   2,200   2,138   2,037
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.29 $123.98 $144.14 $158.32 $175.70 $170.56 $101.70 $136.30 $164.68 $147.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,835   1,967   2,104   2,279   2,273   2,189   2,009   2,681   2,473   2,260
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 34.00 $ 33.81 $ 33.69 $ 34.19 $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,816   1,322   1,198   1,383   2,018   2,683   2,421   1,591   1,290   1,122
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.66 $108.84 $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      17      23      87     155     200     224     203
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.74 $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      32      93     226     285     478     688     807
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      32     228     241     265     252     231
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      14      82     114     168     240     346
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.35 $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      82     167     270     619     803     776     662
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.39 $161.18 $165.40 $166.86 $171.37 $177.18 $163.75 $171.70 $180.35 $180.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       950     827     741     726     670     670     587     692     642     567
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.53 $117.33 $136.22 $140.12 $162.73 $157.60 $102.42 $127.45 $158.20 $149.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     260     448     537     672     766     808     921     897     854
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.22 $114.11 $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      36      43     530     571     733     853     915
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      30     188     210     250     249     247
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.24 $117.48 $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      41      94     127     111     120     121     109
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.29 $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      47     110     144     151     161     166     175
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.98 $ 77.69 $ 82.05 $ 84.15 $ 87.90 $ 96.54 $ 68.96 $ 95.45 $110.46 $102.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        55     125     207     204     185     218     221     353     470     665
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                         2002 2003 2004 2005 2006 2007 2008 2009  2010    2011
------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $117.57 $112.76
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       75     327
------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 86.03
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      20
------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $109.21 $100.50
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       15      60
------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 94.99
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      18
------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 86.80
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      39
------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $114.65 $105.76
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --        9      36
------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $124.31 $121.44
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --        2      18
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $128.55 $115.31
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       13      78
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $106.22 $110.31
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       26     156
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 89.68
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      45
------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --       -- $ 79.10
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       --      19
------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $113.40 $ 91.70
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       88     285
------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $111.16 $107.72
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --       28     157
------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --  $118.90 $117.74
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --        2      10
------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $114.87 $110.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       6      11
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.04 $118.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       9      48
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.79 $116.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      11     106
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.48 $ 64.75 $ 72.04 $ 77.39 $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    13,832  12,726  11,588  10,645   9,157   7,790   6,924   6,779   6,357   5,698
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.73 $109.24 $111.97 $112.40 $115.08 $120.64 $121.96 $130.33 $136.56 $142.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       264     311     350     375     370     371     378     415     480     487
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.80 $119.35 $139.26 $158.76 $196.45 $217.99 $113.55 $145.26 $153.10 $123.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       5       8      10      11      13      14      14
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.43 $ 96.62 $104.55 $110.09 $123.37 $127.80 $ 76.23 $ 99.66 $109.67 $100.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     122     130     128     120     130     120     112     102      95
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.08 $102.28 $115.47 $122.01 $143.64 $146.86 $ 90.63 $109.85 $122.64 $114.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       127     163     204     263     308     335     354     337     314     279
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.12 $128.84 $142.14 $152.12 $164.64 $181.90 $101.14 $141.01 $176.28 $159.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       3       5       6       7       8       8       8
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.23 $130.87 $148.90 $157.77 $178.79 $176.71 $111.45 $158.19 $194.62 $166.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       2       3       3       4       4       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $149.82 $161.02 $164.14 $178.48 $182.06 $137.74 $149.37 $157.53 $163.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       696     769     764     768     737     723     624     580     564     522
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.58 $121.52 $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      80     216     308     303     317     309     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.38 $152.31 $175.98 $181.76 $208.22 $185.20 $113.53 $141.60 $173.94 $156.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       239     434     622     739     794     739     675     668     622     559
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $86.91 $135.56 $140.86 $154.88 $164.29 $192.05 $100.51 $156.93 $182.16 $170.97
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       2       2       3       4       4       4
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      11      60     109     141     154     156
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --       7      61     108     162     190     202
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --       4      29      72     122     152     171
-----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --       3      23      52      91     108     122
-----------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      --      -- $ 82.94
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      44
-----------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS



-----------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2011, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.58 $105.98 $114.42 $119.07 $130.44 $137.64 $103.23 $119.94 $130.91 $126.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       9      12      15      18      19
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.32 $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $164.19 $ 91.86 $117.35 $135.36 $135.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      12      13      20      22      22
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.78 $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       4       6       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.97 $ 81.20 $ 88.88 $ 92.14 $105.31 $109.75 $ 68.30 $ 85.37 $ 96.96 $ 97.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       7      12      14      19      24      30
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       6      10      15      22      28      31
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.19 $105.07 $118.36 $123.92 $149.38 $141.58 $ 79.67 $ 95.28 $106.61 $100.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       9      13      14      18      21      22
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.75 $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       9      12      22      30      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.53 $110.38 $110.46 $112.56 $116.79 $121.44 $123.13 $122.26 $121.41 $120.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.10 $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       7      10      16      23      24
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $116.72 $ 66.99 $ 94.88 $109.66 $106.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       7      11      16      18
------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011............  FSA-3
   Statements of Operations for the Year Ended December 31, 2011...... FSA-49
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and 2010....................................... FSA-66
   Notes to Financial Statements...................................... FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009................................... F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009...................................................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................ F-7
   Notes to Consolidated Financial Statements........................... F-9

                                  FSA-1  e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                AMERICAN CENTURY
                                                     ALL ASSET  VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
Receivable for The Trusts shares sold..............          --            --               --        1,215              --
Receivable for policy-related transactions.........      21,299         5,784          187,326           --          92,041
                                                    -----------    ----------     ------------  -----------    ------------
   Total assets....................................  25,320,186     1,674,663      357,208,504   34,135,448     116,117,363
                                                    -----------    ----------     ------------  -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............      21,299         5,784          187,326           --          92,041
Payable for policy-related transactions............          --            --               --        1,215              --
                                                    -----------    ----------     ------------  -----------    ------------
   Total liabilities...............................      21,299         5,784          187,326        1,215          92,041
                                                    -----------    ----------     ------------  -----------    ------------
NET ASSETS......................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

NET ASSETS:
Accumulation Units................................. $25,298,319    $1,668,433     $357,014,319  $34,129,002    $116,023,025
Contracts in payout (annuitization) period.........          --            --               --           --              --
Retained by AXA Equitable in Separate Account A....         568           446            6,859        5,231           2,297
                                                    -----------    ----------     ------------  -----------    ------------
TOTAL NET ASSETS................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

Investments in shares of The Trusts, at cost....... $26,872,077    $1,679,899     $373,414,728  $34,925,609    $120,133,133
The Trusts shares held
   Class A.........................................          --            --               --       46,671              --
   Class B.........................................   1,475,377            --       40,110,453    2,881,210      12,353,230
   Class II........................................          --       123,621               --           --              --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $5,952,575
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       115,018
                                                       ----------
   Total assets....................................     6,067,593
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       115,018
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       115,018
                                                       ----------
NET ASSETS.........................................    $5,952,575
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $5,950,970
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....         1,605
                                                       ----------
TOTAL NET ASSETS...................................    $5,952,575
                                                       ==========

Investments in shares of The Trusts, at cost.......    $6,063,704
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       517,664
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH  AXA MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*  STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $2,769,194      $160,113,107    $1,176,538 $1,531,985,819
Receivable for The Trusts shares sold..............            98                --            37             --
Receivable for policy-related transactions.........            --           122,735            --      1,068,083
                                                       ----------      ------------    ---------- --------------
   Total assets....................................     2,769,292       160,235,842     1,176,575  1,533,053,902
                                                       ----------      ------------    ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --           122,735            --        936,967
Payable for policy-related transactions............            98                --             1             --
                                                       ----------      ------------    ---------- --------------
   Total liabilities...............................            98           122,735             1        936,967
                                                       ----------      ------------    ---------- --------------
NET ASSETS.........................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

NET ASSETS:
Accumulation Units.................................    $2,768,377      $160,091,394    $1,176,574 $1,524,967,075
Contracts in payout (annuitization) period.........            --                --            --      6,855,555
Retained by AXA Equitable in Separate Account A....           817            21,713            --        294,305
                                                       ----------      ------------    ---------- --------------
TOTAL NET ASSETS...................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

Investments in shares of The Trusts, at cost.......    $2,797,525      $164,970,391    $1,163,873 $1,748,281,552
The Trusts shares held
   Class A.........................................            --                --        96,907    100,786,226
   Class B.........................................       251,914        17,447,176            --     20,900,197

                                                    AXA MODERATE-PLUS AXA TACTICAL
                                                       ALLOCATION*    MANAGER 2000*
                                                    ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $807,741,526     $1,291,457
Receivable for The Trusts shares sold..............             --             --
Receivable for policy-related transactions.........        152,874         15,877
                                                      ------------     ----------
   Total assets....................................    807,894,400      1,307,334
                                                      ------------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............        152,874         15,877
Payable for policy-related transactions............             --             --
                                                      ------------     ----------
   Total liabilities...............................        152,874         15,877
                                                      ------------     ----------
NET ASSETS.........................................   $807,741,526     $1,291,457
                                                      ============     ==========

NET ASSETS:
Accumulation Units.................................   $807,707,898     $1,291,239
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         33,628            218
                                                      ------------     ----------
TOTAL NET ASSETS...................................   $807,741,526     $1,291,457
                                                      ============     ==========

Investments in shares of The Trusts, at cost.......   $856,046,501     $1,388,399
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     85,635,886         97,215

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               AXA TACTICAL                       EQ/AXA FRANKLIN
                                                    AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                    MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*        CORE*
                                                    ------------ ------------ -------------- -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,592,201   $3,721,122    $3,102,163       $290,309,414       $13,851,222
Receivable for The Trusts shares sold..............          --           --            --            117,387                --
Receivable for policy-related transactions.........      18,022       25,026        34,483                 --             1,226
                                                     ----------   ----------    ----------       ------------       -----------
   Total assets....................................   2,610,223    3,746,148     3,136,646        290,426,801        13,852,448
                                                     ----------   ----------    ----------       ------------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............      18,022       25,026        34,483                 --             1,226
Payable for policy-related transactions............          --           --            --            116,874                --
                                                     ----------   ----------    ----------       ------------       -----------
   Total liabilities...............................      18,022       25,026        34,483            116,874             1,226
                                                     ----------   ----------    ----------       ------------       -----------
NET ASSETS.........................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

NET ASSETS:
Accumulation Units.................................  $2,591,907   $3,720,749    $3,101,715       $288,454,449       $13,850,526
Contracts in payout (annuitization) period.........          --           --            --          1,855,478                --
Retained by AXA Equitable in Separate Account A....         294          373           448                 --               696
                                                     ----------   ----------    ----------       ------------       -----------
TOTAL NET ASSETS...................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

Investments in shares of The Trusts, at cost.......  $2,915,803   $3,917,278    $3,607,516       $263,583,697       $13,922,245
The Trusts shares held
   Class A.........................................          --           --            --         16,008,350                --
   Class B.........................................     188,951      287,941       297,621          2,607,722         1,500,151

                                                       EQ/BLACKROCK
                                                    BASIC VALUE EQUITY*
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $402,741,443
Receivable for The Trusts shares sold..............              --
Receivable for policy-related transactions.........          43,011
                                                       ------------
   Total assets....................................     402,784,454
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased............          43,011
Payable for policy-related transactions............              --
                                                       ------------
   Total liabilities...............................          43,011
                                                       ------------
NET ASSETS.........................................    $402,741,443
                                                       ============

NET ASSETS:
Accumulation Units.................................    $402,728,380
Contracts in payout (annuitization) period.........              --
Retained by AXA Equitable in Separate Account A....          13,063
                                                       ------------
TOTAL NET ASSETS...................................    $402,741,443
                                                       ============

Investments in shares of The Trusts, at cost.......    $398,100,109
The Trusts shares held
   Class A.........................................              --
   Class B.........................................      30,781,535

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                    ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND
                                                        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*         INDEX*
                                                    --------------- ------------ ------------ --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $55,552,253   $23,708,047  $155,682,107 $1,929,617,284  $122,836,713
Receivable for The Trusts shares sold..............            --            --            --        695,371        44,430
Receivable for policy-related transactions.........        33,739        11,325       115,029             --            --
                                                      -----------   -----------  ------------ --------------  ------------
   Total assets....................................    55,585,992    23,719,372   155,797,136  1,930,312,655   122,881,143
                                                      -----------   -----------  ------------ --------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............        33,739        11,325       115,029             --            --
Payable for policy-related transactions............            --            --            --        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
   Total liabilities...............................        33,739        11,325       115,029        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
NET ASSETS.........................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

NET ASSETS:
Accumulation Units.................................   $55,549,639   $23,548,775  $155,655,639 $1,917,235,056  $122,833,106
Contracts in payout (annuitization) period.........            --            --            --     12,528,498            --
Retained by AXA Equitable in Separate Account A....         2,614       159,272        26,468             --         3,607
                                                      -----------   -----------  ------------ --------------  ------------
TOTAL NET ASSETS...................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

Investments in shares of The Trusts, at cost.......   $49,973,648   $23,113,653  $154,906,276 $2,153,843,226  $120,867,031
The Trusts shares held
   Class A.........................................            --            --            --    115,423,256            --
   Class B.........................................    10,797,155     3,300,029    12,409,202      5,697,773    12,285,335

                                                    EQ/DAVIS NEW YORK
                                                        VENTURE*
                                                    -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $25,523,724
Receivable for The Trusts shares sold..............             --
Receivable for policy-related transactions.........          7,078
                                                       -----------
   Total assets....................................     25,530,802
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased............          7,078
Payable for policy-related transactions............             --
                                                       -----------
   Total liabilities...............................          7,078
                                                       -----------
NET ASSETS.........................................    $25,523,724
                                                       ===========

NET ASSETS:
Accumulation Units.................................    $25,523,126
Contracts in payout (annuitization) period.........             --
Retained by AXA Equitable in Separate Account A....            598
                                                       -----------
TOTAL NET ASSETS...................................    $25,523,724
                                                       ===========

Investments in shares of The Trusts, at cost.......    $24,479,845
The Trusts shares held
   Class A.........................................             --
   Class B.........................................      2,758,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                           EQ/FRANKLIN
                                                                         EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                    EQ/EQUITY 500 INDEX*      PLUS*          BALANCED*     ALLOCATION*
                                                    -------------------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $763,471,535       $311,115,187     $70,829,135    $46,430,787
Receivable for The Trusts shares sold..............          226,980            139,524              --             --
Receivable for policy-related transactions.........               --                 --          47,708         35,207
                                                        ------------       ------------     -----------    -----------
   Total assets....................................      763,698,515        311,254,711      70,876,843     46,465,994
                                                        ------------       ------------     -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............               --                 --          47,708         35,207
Payable for policy-related transactions............          226,980            139,524              --             --
                                                        ------------       ------------     -----------    -----------
   Total liabilities...............................          226,980            139,524          47,708         35,207
                                                        ------------       ------------     -----------    -----------
NET ASSETS.........................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

NET ASSETS:
Accumulation Units.................................     $760,139,027       $311,114,257     $70,811,521    $46,423,961
Contracts in payout (annuitization) period.........        3,243,430                 --              --             --
Retained by AXA Equitable in Separate Account A....           89,078                930          17,614          6,826
                                                        ------------       ------------     -----------    -----------
TOTAL NET ASSETS...................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

Investments in shares of The Trusts, at cost.......     $743,190,906       $298,162,721     $66,070,925    $44,882,802
The Trusts shares held
   Class A.........................................       30,526,143                 --              --             --
   Class B.........................................        4,326,618         22,259,431       8,563,920      6,361,442

                                                    EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                    AND ACQUISITIONS* COMPANY VALUE*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,833,238     $367,991,904
Receivable for The Trusts shares sold..............             --               --
Receivable for policy-related transactions.........         17,578          100,271
                                                       -----------     ------------
   Total assets....................................     19,850,816      368,092,175
                                                       -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............         17,578          100,271
Payable for policy-related transactions............             --               --
                                                       -----------     ------------
   Total liabilities...............................         17,578          100,271
                                                       -----------     ------------
NET ASSETS.........................................    $19,833,238     $367,991,904
                                                       ===========     ============

NET ASSETS:
Accumulation Units.................................    $19,825,823     $367,987,594
Contracts in payout (annuitization) period.........             --               --
Retained by AXA Equitable in Separate Account A....          7,415            4,310
                                                       -----------     ------------
TOTAL NET ASSETS...................................    $19,833,238     $367,991,904
                                                       ===========     ============

Investments in shares of The Trusts, at cost.......    $19,752,471     $320,833,651
The Trusts shares held
   Class A.........................................             --               --
   Class B.........................................      1,632,482        9,873,595

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                    EQ/INTERMEDIATE
                                                    EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND EQ/INTERNATIONAL
                                                        PLUS*       SECTOR EQUITY*      INDEX*         CORE PLUS*
                                                    -------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $83,626,451     $354,931,657     $95,728,711     $119,909,810
Receivable for The Trusts shares sold..............           --               --         190,889          163,754
Receivable for policy-related transactions.........       56,154          314,088              --               --
                                                     -----------     ------------     -----------     ------------
   Total assets....................................   83,682,605      355,245,745      95,919,600      120,073,564
                                                     -----------     ------------     -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............       56,154          314,088              --               --
Payable for policy-related transactions............           --               --         190,709          163,754
                                                     -----------     ------------     -----------     ------------
   Total liabilities...............................       56,154          314,088         190,709          163,754
                                                     -----------     ------------     -----------     ------------
NET ASSETS.........................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

NET ASSETS:
Accumulation Units.................................  $83,622,083     $354,891,433     $95,267,706     $119,908,970
Contracts in payout (annuitization) period.........           --               --         459,053               --
Retained by AXA Equitable in Separate Account A....        4,368           40,224           2,132              840
                                                     -----------     ------------     -----------     ------------
TOTAL NET ASSETS...................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

Investments in shares of The Trusts, at cost.......  $83,074,571     $346,518,358     $92,571,821     $131,390,040
The Trusts shares held
   Class A.........................................           --               --       6,897,970               --
   Class B.........................................    8,353,920       33,131,438       2,355,331       15,518,944

                                                    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $394,517,057     $198,049,095
Receivable for The Trusts shares sold..............        412,960               --
Receivable for policy-related transactions.........             --          346,154
                                                      ------------     ------------
   Total assets....................................    394,930,017      198,395,249
                                                      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --          346,154
Payable for policy-related transactions............        412,960               --
                                                      ------------     ------------
   Total liabilities...............................        412,960          346,154
                                                      ------------     ------------
NET ASSETS.........................................   $394,517,057     $198,049,095
                                                      ============     ============

NET ASSETS:
Accumulation Units.................................   $393,042,322     $198,046,731
Contracts in payout (annuitization) period.........      1,451,656               --
Retained by AXA Equitable in Separate Account A....         23,079            2,364
                                                      ------------     ------------
TOTAL NET ASSETS...................................   $394,517,057     $198,049,095
                                                      ============     ============

Investments in shares of The Trusts, at cost.......   $527,338,505     $234,176,415
The Trusts shares held
   Class A.........................................     47,972,045               --
   Class B.........................................      6,187,666       20,676,146

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                     OPPORTUNITIES*         PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                    ----------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $43,267,054       $13,804,561    $118,558,488  $225,298,682
Receivable for The Trusts shares sold..............         44,591                --          14,827        26,482
Receivable for policy-related transactions.........             --             5,359              --            --
                                                       -----------       -----------    ------------  ------------
   Total assets....................................     43,311,645        13,809,920     118,573,315   225,325,164
                                                       -----------       -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             5,359              --            --
Payable for policy-related transactions............         44,591                --          14,827        26,482
                                                       -----------       -----------    ------------  ------------
   Total liabilities...............................         44,591             5,359          14,827        26,482
                                                       -----------       -----------    ------------  ------------
NET ASSETS.........................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

NET ASSETS:
Accumulation Units.................................    $43,245,202       $13,764,190    $118,552,669  $225,270,708
Contracts in payout (annuitization) period.........             --                --              --            --
Retained by AXA Equitable in Separate Account A....         21,852            40,371           5,819        27,974
                                                       -----------       -----------    ------------  ------------
TOTAL NET ASSETS...................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

Investments in shares of The Trusts, at cost.......    $42,909,931       $14,046,290    $103,239,848  $207,669,803
The Trusts shares held
   Class A.........................................             --                --              --            --
   Class B.........................................      4,715,970         2,091,769      13,665,785    14,115,096

                                                    EQ/LARGE CAP VALUE EQ/LARGE CAP VALUE
                                                          INDEX*             PLUS*
                                                    ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $35,598,590        $692,404,466
Receivable for The Trusts shares sold..............             --             336,633
Receivable for policy-related transactions.........         64,203                  --
                                                       -----------        ------------
   Total assets....................................     35,662,793         692,741,099
                                                       -----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............         64,203                  --
Payable for policy-related transactions............             --             336,633
                                                       -----------        ------------
   Total liabilities...............................         64,203             336,633
                                                       -----------        ------------
NET ASSETS.........................................    $35,598,590        $692,404,466
                                                       ===========        ============

NET ASSETS:
Accumulation Units.................................    $35,596,092        $688,921,587
Contracts in payout (annuitization) period.........             --           3,354,554
Retained by AXA Equitable in Separate Account A....          2,498             128,325
                                                       -----------        ------------
TOTAL NET ASSETS...................................    $35,598,590        $692,404,466
                                                       ===========        ============

Investments in shares of The Trusts, at cost.......    $33,317,043        $837,254,113
The Trusts shares held
   Class A.........................................             --          63,929,035
   Class B.........................................      6,906,484           8,581,780

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       EQ/MFS
                                                    EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                                    LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                    --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $39,758,342    $63,075,363    $302,529,330      $400,010,383
Receivable for The Trusts shares sold..............        87,854             --              --            16,958
Receivable for policy-related transactions.........            --         73,120         124,645                --
                                                      -----------    -----------    ------------      ------------
   Total assets....................................    39,846,196     63,148,483     302,653,975       400,027,341
                                                      -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --         73,120         124,645                --
Payable for policy-related transactions............        87,854             --              --            16,958
                                                      -----------    -----------    ------------      ------------
   Total liabilities...............................        87,854         73,120         124,645            16,958
                                                      -----------    -----------    ------------      ------------
NET ASSETS.........................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

NET ASSETS:
Accumulation Units.................................   $39,757,097    $63,068,485    $302,527,503      $399,994,172
Contracts in payout (annuitization) period.........            --             --              --                --
Retained by AXA Equitable in Separate Account A....         1,245          6,878           1,827            16,211
                                                      -----------    -----------    ------------      ------------
TOTAL NET ASSETS...................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

Investments in shares of The Trusts, at cost.......   $40,613,561    $67,252,203    $277,731,445      $376,673,238
The Trusts shares held
   Class A.........................................            --             --              --                --
   Class B.........................................     3,619,702     11,286,599      37,573,912        44,798,171

                                                                       EQ/MONTAG &
                                                    EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $105,668,679     $37,351,640
Receivable for The Trusts shares sold..............         72,270              --
Receivable for policy-related transactions.........             --          14,746
                                                      ------------     -----------
   Total assets....................................    105,740,949      37,366,386
                                                      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          14,736
Payable for policy-related transactions............         72,272              --
                                                      ------------     -----------
   Total liabilities...............................         72,272          14,736
                                                      ------------     -----------
NET ASSETS.........................................   $105,668,677     $37,351,650
                                                      ============     ===========

NET ASSETS:
Accumulation Units.................................   $104,855,542     $37,351,650
Contracts in payout (annuitization) period.........        657,753              --
Retained by AXA Equitable in Separate Account A....        155,382              --
                                                      ------------     -----------
TOTAL NET ASSETS...................................   $105,668,677     $37,351,650
                                                      ============     ===========

Investments in shares of The Trusts, at cost.......   $105,696,502     $33,613,014
The Trusts shares held
   Class A.........................................     67,597,686              --
   Class B.........................................     38,037,057       5,961,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/MORGAN STANLEY EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*    CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                    ----------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $187,786,715      $25,982,775    $49,427,605    $123,998,060
Receivable for The Trusts shares sold..............        252,616           17,223             --         101,951
Receivable for policy-related transactions.........             --               --         59,716              --
                                                      ------------      -----------    -----------    ------------
   Total assets....................................    188,039,331       25,999,998     49,487,321     124,100,011
                                                      ------------      -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --               --         59,716              --
Payable for policy-related transactions............        252,616           17,223             --         101,951
                                                      ------------      -----------    -----------    ------------
   Total liabilities...............................        252,616           17,223         59,716         101,951
                                                      ------------      -----------    -----------    ------------
NET ASSETS.........................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

NET ASSETS:
Accumulation Units.................................   $187,783,285      $25,979,343    $49,426,948    $123,990,332
Contracts in payout (annuitization) period.........             --               --             --              --
Retained by AXA Equitable in Separate Account A....          3,430            3,432            657           7,728
                                                      ------------      -----------    -----------    ------------
TOTAL NET ASSETS...................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

Investments in shares of The Trusts, at cost.......   $206,269,513      $23,984,180    $52,187,212    $124,953,307
The Trusts shares held
   Class A.........................................             --               --             --          16,494
   Class B.........................................     12,910,378        3,120,156      5,165,547      12,527,037

                                                    EQ/QUALITY BOND EQ/SMALL COMPANY
                                                         PLUS*           INDEX*
                                                    --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $137,747,035     $176,092,893
Receivable for The Trusts shares sold..............       274,827               --
Receivable for policy-related transactions.........            --          317,220
                                                     ------------     ------------
   Total assets....................................   138,021,862      176,410,113
                                                     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --          317,220
Payable for policy-related transactions............       418,680               --
                                                     ------------     ------------
   Total liabilities...............................       418,680          317,220
                                                     ------------     ------------
NET ASSETS.........................................  $137,603,182     $176,092,893
                                                     ============     ============

NET ASSETS:
Accumulation Units.................................  $136,929,067     $175,975,391
Contracts in payout (annuitization) period.........       627,504               --
Retained by AXA Equitable in Separate Account A....        46,611          117,502
                                                     ------------     ------------
TOTAL NET ASSETS...................................  $137,603,182     $176,092,893
                                                     ============     ============

Investments in shares of The Trusts, at cost.......  $151,868,212     $165,503,409
The Trusts shares held
   Class A.........................................    12,613,243               --
   Class B.........................................     3,718,833       19,405,510

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                    ---------------- -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
Receivable for The Trusts shares sold..............             --             --          28,397             --            --
Receivable for policy-related transactions.........        283,949         36,344              --         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
   Total assets....................................    150,181,301     29,400,669      18,923,439     22,891,501    96,454,993
                                                      ------------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        283,949         36,344              --         16,895       111,630
Payable for policy-related transactions............             --             --          28,397             --            --
                                                      ------------    -----------     -----------    -----------   -----------
   Total liabilities...............................        283,949         36,344          28,397         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
NET ASSETS.........................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation Units.................................   $149,893,531    $29,357,806     $18,894,220    $22,874,007   $96,316,399
Contracts in payout (annuitization) period.........             --             --              --             --            --
Retained by AXA Equitable in Separate Account A....          3,821          6,519             822            599        26,964
                                                      ------------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS...................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

Investments in shares of The Trusts, at cost.......   $133,515,187    $29,714,421     $17,104,331    $20,531,887   $98,619,194
The Trusts shares held
   Class B.........................................      7,431,390      3,783,054       3,293,855      2,478,843    10,162,439
   Service Class 2.................................             --             --              --             --            --

                                                    FIDELITY(R) VIP
                                                     CONTRAFUND(R)
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $71,089,190
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       163,547
                                                      -----------
   Total assets....................................    71,252,737
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............       163,547
Payable for policy-related transactions............            --
                                                      -----------
   Total liabilities...............................       163,547
                                                      -----------
NET ASSETS.........................................   $71,089,190
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $71,088,659
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....           531
                                                      -----------
TOTAL NET ASSETS...................................   $71,089,190
                                                      ===========

Investments in shares of The Trusts, at cost.......   $73,716,439
The Trusts shares held
   Class B.........................................            --
   Service Class 2.................................     3,139,982

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP                                         INVESCO V.I.
                                                     EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT  DIVIDEND GROWTH
                                                       PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND      FUND
                                                    --------------- ------------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $659,888         $3,930,429          $3,872,806        $139,013
Receivable for The Trusts shares sold..............          --                 --                  --              --
Receivable for policy-related transactions.........       2,395              7,997              28,089             408
                                                       --------         ----------          ----------        --------
   Total assets....................................     662,283          3,938,426           3,900,895         139,421
                                                       --------         ----------          ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased............       2,395              7,997              27,956             402
Payable for policy-related transactions............          --                 --                  --              --
                                                       --------         ----------          ----------        --------
   Total liabilities...............................       2,395              7,997              27,956             402
                                                       --------         ----------          ----------        --------
NET ASSETS.........................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

NET ASSETS:
Accumulation Units.................................    $659,289         $3,929,947          $3,872,939        $139,019
Contracts in payout (annuitization) period.........          --                 --                  --              --
Retained by AXA Equitable in Separate Account A....         599                482                  --              --
                                                       --------         ----------          ----------        --------
TOTAL NET ASSETS...................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

Investments in shares of The Trusts, at cost.......    $664,823         $4,278,153          $3,922,922        $135,790
The Trusts shares held
   Series II.......................................          --                 --                  --           9,930
   Service Class 2.................................      35,844            137,524                  --              --
   Service Shares..................................          --                 --             295,409              --

                                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                     REAL ESTATE FUND      YIELD FUND
                                                    ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $12,045,915        $2,717,318
Receivable for The Trusts shares sold..............              --                --
Receivable for policy-related transactions.........          34,966             8,636
                                                        -----------        ----------
   Total assets....................................      12,080,881         2,725,954
                                                        -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............          34,966             8,636
Payable for policy-related transactions............              --                --
                                                        -----------        ----------
   Total liabilities...............................          34,966             8,636
                                                        -----------        ----------
NET ASSETS.........................................     $12,045,915        $2,717,318
                                                        ===========        ==========

NET ASSETS:
Accumulation Units.................................     $12,045,431        $2,717,066
Contracts in payout (annuitization) period.........              --                --
Retained by AXA Equitable in Separate Account A....             484               252
                                                        -----------        ----------
TOTAL NET ASSETS...................................     $12,045,915        $2,717,318
                                                        ===========        ==========

Investments in shares of The Trusts, at cost.......     $13,154,820        $2,693,822
The Trusts shares held
   Series II.......................................       1,014,820           540,222
   Service Class 2.................................              --                --
   Service Shares..................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.
                                                    INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                                                     GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                                                    ------------- -------------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $8,406,647        $7,017,104          $3,749,665      $16,122,343
Receivable for The Trusts shares sold..............          --                --                  --               --
Receivable for policy-related transactions.........      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
   Total assets....................................   8,422,463         7,226,249           3,756,418       16,177,483
                                                     ----------        ----------          ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,816           209,145               6,753           55,140
Payable for policy-related transactions............          --                --                  --               --
                                                     ----------        ----------          ----------      -----------
   Total liabilities...............................      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
NET ASSETS.........................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

NET ASSETS:
Accumulation Units.................................  $8,406,144        $7,016,562          $3,749,465      $16,122,253
Contracts in payout (annuitization) period.........          --                --                  --               --
Retained by AXA Equitable in Separate Account A....         503               542                 200               90
                                                     ----------        ----------          ----------      -----------
TOTAL NET ASSETS...................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

Investments in shares of The Trusts, at cost.......  $8,805,566        $7,520,262          $3,882,774      $17,720,933
The Trusts shares held
   Common Shares...................................          --                --                  --        2,772,973
   Series II.......................................     322,341           611,779             232,754               --

                                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                          INCOME          CAP GROWTH
                                                    ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $33,348,380        $5,792,326
Receivable for The Trusts shares sold..............             --                --
Receivable for policy-related transactions.........        241,697            46,441
                                                       -----------        ----------
   Total assets....................................     33,590,077         5,838,767
                                                       -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        241,697            46,441
Payable for policy-related transactions............             --                --
                                                       -----------        ----------
   Total liabilities...............................        241,697            46,441
                                                       -----------        ----------
NET ASSETS.........................................    $33,348,380        $5,792,326
                                                       ===========        ==========

NET ASSETS:
Accumulation Units.................................    $33,347,033        $5,792,141
Contracts in payout (annuitization) period.........             --                --
Retained by AXA Equitable in Separate Account A....          1,347               185
                                                       -----------        ----------
TOTAL NET ASSETS...................................    $33,348,380        $5,792,326
                                                       ===========        ==========

Investments in shares of The Trusts, at cost.......    $33,729,918        $5,725,015
The Trusts shares held
   Common Shares...................................      9,754,411           692,216
   Series II.......................................             --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                                                    IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                                                        CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                                                    ------------------- ----------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,757,057         $45,950,969      $29,846,371      $2,551,681
Receivable for The Trusts shares sold..............             --                  --               --              --
Receivable for policy-related transactions.........          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
   Total assets....................................      2,762,706          46,029,057       29,904,037       2,587,447
                                                        ----------         -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............          5,649              78,088           57,666          35,766
Payable for policy-related transactions............             --                  --               --              --
                                                        ----------         -----------      -----------      ----------
   Total liabilities...............................          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
NET ASSETS.........................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

NET ASSETS:
Accumulation Units.................................     $2,756,865         $45,930,120      $29,845,790      $2,551,443
Contracts in payout (annuitization) period.........             --                  --               --              --
Retained by AXA Equitable in Separate Account A....            192              20,849              581             238
                                                        ----------         -----------      -----------      ----------
TOTAL NET ASSETS...................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......     $2,817,621         $53,246,652      $30,787,843      $2,566,634
The Trusts shares held
   Common Shares...................................        295,138                  --               --              --
   Service Class...................................             --                  --        1,991,085         236,925
   Service Shares..................................             --           2,455,958               --              --

                                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                      TRUST SERIES       PORTFOLIO
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,387,995       $9,624,505
Receivable for The Trusts shares sold..............            --               --
Receivable for policy-related transactions.........         7,523           99,504
                                                       ----------       ----------
   Total assets....................................     3,395,518        9,724,009
                                                       ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         7,492           99,504
Payable for policy-related transactions............            --               --
                                                       ----------       ----------
   Total liabilities...............................         7,492           99,504
                                                       ----------       ----------
NET ASSETS.........................................    $3,388,026       $9,624,505
                                                       ==========       ==========

NET ASSETS:
Accumulation Units.................................    $3,388,026       $9,624,320
Contracts in payout (annuitization) period.........            --               --
Retained by AXA Equitable in Separate Account A....            --              185
                                                       ----------       ----------
TOTAL NET ASSETS...................................    $3,388,026       $9,624,505
                                                       ==========       ==========

Investments in shares of The Trusts, at cost.......    $3,458,564       $9,769,761
The Trusts shares held
   Common Shares...................................            --               --
   Service Class...................................       175,453        1,430,090
   Service Shares..................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                    MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                         SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                    ---------------- ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $20,340,436       $519,375,312    $120,054,754  $52,490,389   $12,616,881
Receivable for The Trusts shares sold..............            --            335,495           4,773       55,401        14,047
Receivable for policy-related transactions.........       311,068                 --              --           --            --
                                                      -----------       ------------    ------------  -----------   -----------
   Total assets....................................    20,651,504        519,710,807     120,059,527   52,545,790    12,630,928
                                                      -----------       ------------    ------------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............       311,025                 --              --           --            --
Payable for policy-related transactions............            --            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
   Total liabilities...............................       311,025            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
NET ASSETS.........................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

NET ASSETS:
Accumulation Units.................................   $20,340,479       $518,469,904    $120,045,383  $52,485,795   $12,610,457
Contracts in payout (annuitization) period.........            --            905,891              --           --            --
Retained by AXA Equitable in Separate Account A....            --             55,673           9,371        4,594         6,424
                                                      -----------       ------------    ------------  -----------   -----------
TOTAL NET ASSETS...................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

Investments in shares of The Trusts, at cost.......   $20,263,117       $601,413,012    $121,238,172  $59,957,456   $12,572,247
The Trusts shares held
   Class A.........................................            --         19,468,829              --           --            --
   Class B.........................................            --            832,032      11,480,251    5,926,175     1,343,600
   Service Class...................................       790,534                 --              --           --            --

                                                      MULTIMANAGER
                                                    LARGE CAP VALUE*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $47,456,648
Receivable for The Trusts shares sold..............        21,700
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    47,478,348
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        21,700
                                                      -----------
   Total liabilities...............................        21,700
                                                      -----------
NET ASSETS.........................................   $47,456,648
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $47,446,561
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....        10,087
                                                      -----------
TOTAL NET ASSETS...................................   $47,456,648
                                                      ===========

Investments in shares of The Trusts, at cost.......   $45,017,452
The Trusts shares held
   Class A.........................................            --
   Class B.........................................     5,193,021
   Service Class...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                      MULTIMANAGER
                                                    MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR   MULTIMANAGER
                                                      CAP GROWTH*       CAP VALUE*       BOND*     SMALL CAP GROWTH*
                                                    ---------------- ---------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $61,827,874      $57,129,925    $118,971,275    $39,329,341
Receivable for The Trusts shares sold..............        66,664            7,163          19,398             --
Receivable for policy-related transactions.........            --               --              --         25,631
                                                      -----------      -----------    ------------    -----------
   Total assets....................................    61,894,538       57,137,088     118,990,673     39,354,972
                                                      -----------      -----------    ------------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --              --         25,631
Payable for policy-related transactions............        66,664            7,163          19,398             --
                                                      -----------      -----------    ------------    -----------
   Total liabilities...............................        66,664            7,163          19,398         25,631
                                                      -----------      -----------    ------------    -----------
NET ASSETS.........................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

NET ASSETS:
Accumulation Units.................................   $61,816,059      $57,115,310    $118,470,868    $39,105,843
Contracts in payout (annuitization) period.........            --               --         452,260             --
Retained by AXA Equitable in Separate Account A....        11,815           14,615          48,147        223,498
                                                      -----------      -----------    ------------    -----------
TOTAL NET ASSETS...................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

Investments in shares of The Trusts, at cost.......   $55,672,452      $53,047,770    $136,593,982    $35,726,492
The Trusts shares held
   Class A.........................................            --               --      22,780,535             --
   Class B.........................................     7,467,275        6,679,263       7,572,601      5,283,893

                                                      MULTIMANAGER   MULTIMANAGER
                                                    SMALL CAP VALUE* TECHNOLOGY*
                                                    ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $107,589,108   $108,129,073
Receivable for The Trusts shares sold..............         16,320         26,045
Receivable for policy-related transactions.........             --             --
                                                      ------------   ------------
   Total assets....................................    107,605,428    108,155,118
                                                      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --
Payable for policy-related transactions............         16,320         26,045
                                                      ------------   ------------
   Total liabilities...............................         16,320         26,045
                                                      ------------   ------------
NET ASSETS.........................................   $107,589,108   $108,129,073
                                                      ============   ============

NET ASSETS:
Accumulation Units.................................   $107,551,431   $108,101,846
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         37,677         27,227
                                                      ------------   ------------
TOTAL NET ASSETS...................................   $107,589,108   $108,129,073
                                                      ============   ============

Investments in shares of The Trusts, at cost.......   $101,539,116   $ 99,653,024
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     10,962,961      8,868,974

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      PIMCO VARIABLE INSURANCE
                                                                               TRUST
                                                    OPPENHEIMER MAIN   COMMODITYREALRETURN(R)  TARGET 2015 TARGET 2025
                                                    STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                                                    ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $187,617             $1,926,354        $21,218,373 $28,990,745
Receivable for The Trusts shares sold..............           --                     --             56,103          --
Receivable for policy-related transactions.........          587                  4,397                 --      33,338
                                                        --------             ----------        ----------- -----------
   Total assets....................................      188,204              1,930,751         21,274,476  29,024,083
                                                        --------             ----------        ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          587                  4,397                 --      33,338
Payable for policy-related transactions............           --                     --             56,103          --
                                                        --------             ----------        ----------- -----------
   Total liabilities...............................          587                  4,397             56,103      33,338
                                                        --------             ----------        ----------- -----------
NET ASSETS.........................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

NET ASSETS:
Accumulation Units.................................     $187,374             $1,926,183        $21,215,227 $28,987,915
Contracts in payout (annuitization) period.........           --                     --                 --          --
Retained by AXA Equitable in Separate Account A....          243                    171              3,146       2,830
                                                        --------             ----------        ----------- -----------
TOTAL NET ASSETS...................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

Investments in shares of The Trusts, at cost.......     $183,194             $2,268,288        $21,526,242 $28,246,602
The Trusts shares held
   Advisor Class...................................           --                264,973                 --          --
   Class B.........................................           --                     --          2,494,078   3,453,105
   Service Class...................................        9,139                     --                 --          --


                                                    TARGET 2035 TARGET 2045
                                                    ALLOCATION* ALLOCATION*
                                                    ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $23,889,538 $16,081,826
Receivable for The Trusts shares sold..............      25,471          --
Receivable for policy-related transactions.........          --      11,637
                                                    ----------- -----------
   Total assets....................................  23,915,009  16,093,463
                                                    ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --      11,637
Payable for policy-related transactions............      25,471          --
                                                    ----------- -----------
   Total liabilities...............................      25,471      11,637
                                                    ----------- -----------
NET ASSETS......................................... $23,889,538 $16,081,826
                                                    =========== ===========

NET ASSETS:
Accumulation Units................................. $23,880,365 $16,080,976
Contracts in payout (annuitization) period.........          --          --
Retained by AXA Equitable in Separate Account A....       9,173         850
                                                    ----------- -----------
TOTAL NET ASSETS................................... $23,889,538 $16,081,826
                                                    =========== ===========

Investments in shares of The Trusts, at cost....... $23,021,500 $15,686,949
The Trusts shares held
   Advisor Class...................................          --          --
   Class B.........................................   2,884,343   2,044,325
   Service Class...................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    TEMPLETON GLOBAL
                                                    BOND SECURITIES  VAN ECK VIP GLOBAL
                                                          FUND        HARD ASSETS FUND
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $6,602,887        $6,314,137
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........        13,309            85,187
                                                       ----------        ----------
   Total assets....................................     6,616,196         6,399,324
                                                       ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        13,309            85,187
Payable for policy-related transactions............            --                --
                                                       ----------        ----------
   Total liabilities...............................        13,309            85,187
                                                       ----------        ----------
NET ASSETS.........................................    $6,602,887        $6,314,137
                                                       ==========        ==========

NET ASSETS:
Accumulation Units.................................    $6,602,791        $6,313,892
Contracts in payout (annuitization) period.........            --                --
Retained by AXA Equitable in Separate Account A....            96               245
                                                       ----------        ----------
TOTAL NET ASSETS...................................    $6,602,887        $6,314,137
                                                       ==========        ==========

Investments in shares of The Trusts, at cost.......    $6,991,584        $6,778,142
The Trusts shares held
   Class S Shares..................................            --           209,772
   Class 2.........................................       363,795                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
ALL ASSET ALLOCATION...................   0.00%         B         $116.39         --
ALL ASSET ALLOCATION...................   0.25%         B         $115.72         --
ALL ASSET ALLOCATION...................   0.50%         B         $115.06         --
ALL ASSET ALLOCATION...................   0.70%         B         $114.52         --
ALL ASSET ALLOCATION...................   0.80%         B         $114.26         --
ALL ASSET ALLOCATION...................   0.90%         B         $113.99          4
ALL ASSET ALLOCATION...................   0.95%         B         $113.86          7
ALL ASSET ALLOCATION...................   1.00%         B         $113.73          2
ALL ASSET ALLOCATION...................   1.10%         B         $113.46          7
ALL ASSET ALLOCATION...................   1.20%         B         $113.20         52
ALL ASSET ALLOCATION...................   1.25%         B         $113.07         18
ALL ASSET ALLOCATION...................   1.34%         B         $112.83        133
ALL ASSET ALLOCATION...................   1.45%         B         $112.54         --

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.25%      CLASS II     $105.38         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.50%      CLASS II     $104.93         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.70%      CLASS II     $104.57         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.80%      CLASS II     $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.90%      CLASS II     $104.22          1
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.00%      CLASS II     $104.04         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.10%      CLASS II     $103.86         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.20%      CLASS II     $103.68         15

AXA AGGRESSIVE ALLOCATION..............   0.00%         B         $134.06         --
AXA AGGRESSIVE ALLOCATION..............   0.25%         B         $131.32         --
AXA AGGRESSIVE ALLOCATION..............   0.50%         B         $128.63          2
AXA AGGRESSIVE ALLOCATION..............   0.70%         B         $126.51          6
AXA AGGRESSIVE ALLOCATION..............   0.80%         B         $153.54         --
AXA AGGRESSIVE ALLOCATION..............   0.90%         B         $124.42        155
AXA AGGRESSIVE ALLOCATION..............   0.95%         B         $123.91        125
AXA AGGRESSIVE ALLOCATION..............   1.00%         B         $123.40         --
AXA AGGRESSIVE ALLOCATION..............   1.10%         B         $122.37        111
AXA AGGRESSIVE ALLOCATION..............   1.20%         B         $121.35        480
AXA AGGRESSIVE ALLOCATION..............   1.25%         B         $ 74.76         50
AXA AGGRESSIVE ALLOCATION..............   1.30%         B         $ 84.21         26
AXA AGGRESSIVE ALLOCATION..............   1.34%         B         $119.94      2,022
AXA AGGRESSIVE ALLOCATION..............   1.35%         B         $119.84          5
AXA AGGRESSIVE ALLOCATION..............   1.45%         B         $118.84          1

AXA BALANCED STRATEGY..................   1.10%         A         $108.40         --
AXA BALANCED STRATEGY..................   1.25%         A         $108.02          5
AXA BALANCED STRATEGY..................   1.25%         B         $115.70         52
AXA BALANCED STRATEGY..................   1.30%         B         $115.55        238

AXA CONSERVATIVE ALLOCATION............   0.00%         B         $133.84         --
AXA CONSERVATIVE ALLOCATION............   0.25%         B         $131.10         --
AXA CONSERVATIVE ALLOCATION............   0.50%         B         $128.42         --
AXA CONSERVATIVE ALLOCATION............   0.70%         B         $126.30          1
AXA CONSERVATIVE ALLOCATION............   0.80%         B         $122.90         --
AXA CONSERVATIVE ALLOCATION............   0.90%         B         $124.22         31
AXA CONSERVATIVE ALLOCATION............   0.95%         B         $123.71         88
AXA CONSERVATIVE ALLOCATION............   1.00%         B         $123.19         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $122.17         40
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $121.15        181
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $104.44        188
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $107.52         18
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $119.75        441
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $119.64         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $118.65         --

AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $114.67         18
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $114.53         34

AXA CONSERVATIVE STRATEGY........   1.25%         B         $111.12          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $110.98         18

AXA CONSERVATIVE-PLUS ALLOCATION.   0.00%         B         $133.16         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.25%         B         $130.44         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $127.77         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $125.66          3
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $131.38         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $123.59         65
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $123.08         55
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $122.57         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $121.55         47
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $120.54        290
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $ 95.78        104
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $100.98         24
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $119.14        769
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $119.04          1
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $118.05         --

AXA GROWTH STRATEGY..............   1.10%         A         $108.93          8
AXA GROWTH STRATEGY..............   1.25%         A         $108.55          3

AXA MODERATE ALLOCATION..........   0.50%         A         $102.59         --
AXA MODERATE ALLOCATION..........   0.70%         A         $165.16         11
AXA MODERATE ALLOCATION..........   0.90%         A         $196.64        198
AXA MODERATE ALLOCATION..........   1.00%         A         $205.39         --
AXA MODERATE ALLOCATION..........   1.20%         A         $173.41         71
AXA MODERATE ALLOCATION***.......   1.34%         A         $ 61.54     15,660
AXA MODERATE ALLOCATION..........   1.35%         A         $203.45      1,177
AXA MODERATE ALLOCATION..........   1.35%         A         $204.74         31
AXA MODERATE ALLOCATION..........   1.45%         A         $130.42          4
AXA MODERATE ALLOCATION..........   0.25%         B         $121.80         --
AXA MODERATE ALLOCATION..........   0.50%         B         $118.42          7
AXA MODERATE ALLOCATION..........   0.70%         B         $126.88         19
AXA MODERATE ALLOCATION..........   0.80%         B         $135.25         --
AXA MODERATE ALLOCATION***.......   0.90%         B         $123.38         15
AXA MODERATE ALLOCATION..........   0.90%         B         $137.73         41
AXA MODERATE ALLOCATION..........   0.95%         B         $123.00        265
AXA MODERATE ALLOCATION..........   1.00%         B         $135.78          2
AXA MODERATE ALLOCATION..........   1.10%         B         $120.72        199
AXA MODERATE ALLOCATION..........   1.20%         B         $130.46      1,170
AXA MODERATE ALLOCATION..........   1.25%         B         $ 89.60        327
AXA MODERATE ALLOCATION..........   1.30%         B         $ 97.19        126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                              --------- -------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.   0.00%         B         $138.68         --
AXA MODERATE-PLUS ALLOCATION.   0.25%         B         $135.85         --
AXA MODERATE-PLUS ALLOCATION.   0.50%         B         $133.07          6
AXA MODERATE-PLUS ALLOCATION.   0.70%         B         $130.88         11
AXA MODERATE-PLUS ALLOCATION.   0.80%         B         $144.20         --
AXA MODERATE-PLUS ALLOCATION.   0.90%         B         $128.72        297
AXA MODERATE-PLUS ALLOCATION.   0.95%         B         $128.19        378
AXA MODERATE-PLUS ALLOCATION.   1.00%         B         $127.65          1
AXA MODERATE-PLUS ALLOCATION.   1.10%         B         $126.59        220
AXA MODERATE-PLUS ALLOCATION.   1.20%         B         $125.54      1,047
AXA MODERATE-PLUS ALLOCATION.   1.25%         B         $ 82.94        179
AXA MODERATE-PLUS ALLOCATION.   1.30%         B         $ 91.20        155
AXA MODERATE-PLUS ALLOCATION.   1.34%         B         $124.08      4,268
AXA MODERATE-PLUS ALLOCATION.   1.35%         B         $123.98          5
AXA MODERATE-PLUS ALLOCATION.   1.45%         B         $122.94          1

AXA TACTICAL MANAGER 2000....   0.25%         B         $ 94.20         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $ 93.80         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $110.47         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $ 93.48         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $110.17         --
AXA TACTICAL MANAGER 2000....   0.80%         B         $ 93.32         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $ 93.16         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $109.88         --
AXA TACTICAL MANAGER 2000....   0.95%         B         $109.80          2
AXA TACTICAL MANAGER 2000....   1.00%         B         $ 93.01         --
AXA TACTICAL MANAGER 2000....   1.10%         B         $ 92.85         --
AXA TACTICAL MANAGER 2000....   1.20%         B         $ 92.69          5
AXA TACTICAL MANAGER 2000....   1.20%         B         $109.44         --
AXA TACTICAL MANAGER 2000....   1.25%         B         $109.36          1
AXA TACTICAL MANAGER 2000....   1.34%         B         $109.23          4
AXA TACTICAL MANAGER 2000....   1.45%         B         $ 81.89         --

AXA TACTICAL MANAGER 400.....   0.25%         B         $ 97.72         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $ 97.31         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $109.64         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $ 96.98         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $109.35         --
AXA TACTICAL MANAGER 400.....   0.80%         B         $ 96.81         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $ 96.65         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $109.05         --
AXA TACTICAL MANAGER 400.....   0.95%         B         $108.98          2
AXA TACTICAL MANAGER 400.....   1.00%         B         $ 96.48         --
AXA TACTICAL MANAGER 400.....   1.10%         B         $ 96.32          1
AXA TACTICAL MANAGER 400.....   1.20%         B         $ 96.15         11
AXA TACTICAL MANAGER 400.....   1.20%         B         $108.62         --
AXA TACTICAL MANAGER 400.....   1.25%         B         $108.54          1
AXA TACTICAL MANAGER 400.....   1.34%         B         $108.41         10
AXA TACTICAL MANAGER 400.....   1.45%         B         $ 82.02         --

AXA TACTICAL MANAGER 500.....   0.25%         B         $ 99.68         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $ 99.26         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $110.77         --
AXA TACTICAL MANAGER 500.....   0.70%         B         $ 98.92         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
AXA TACTICAL MANAGER 500..............   0.70%         B         $110.47         --
AXA TACTICAL MANAGER 500..............   0.80%         B         $ 98.75         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $ 98.58         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $110.17         --
AXA TACTICAL MANAGER 500..............   0.95%         B         $110.10          3
AXA TACTICAL MANAGER 500..............   1.00%         B         $ 98.42         --
AXA TACTICAL MANAGER 500..............   1.10%         B         $ 98.25          1
AXA TACTICAL MANAGER 500..............   1.20%         B         $ 98.08         16
AXA TACTICAL MANAGER 500..............   1.20%         B         $109.73          1
AXA TACTICAL MANAGER 500..............   1.25%         B         $109.66          2
AXA TACTICAL MANAGER 500..............   1.34%         B         $109.53         12
AXA TACTICAL MANAGER 500..............   1.45%         B         $ 88.56         --

AXA TACTICAL MANAGER INTERNATIONAL....   0.25%         B         $ 87.81         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 87.43         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 93.39         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 87.14         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 93.15         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.80%         B         $ 86.99         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 86.84         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 92.90          1
AXA TACTICAL MANAGER INTERNATIONAL....   0.95%         B         $ 92.83          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.00%         B         $ 86.69         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.10%         B         $ 86.54          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 86.39         12
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 92.52         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.25%         B         $ 92.46          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.34%         B         $ 92.35         18
AXA TACTICAL MANAGER INTERNATIONAL....   1.45%         B         $ 78.70         --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         A         $118.95         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         A         $174.49          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         A         $218.13         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         A         $214.93         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         A         $208.64         12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.34%         A         $204.35      1,180
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.35%         A         $204.04          9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%         A         $147.66          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.25%         B         $117.03         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         B         $113.78          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         B         $187.45         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.80%         B         $206.71         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         B         $154.27          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.95%         B         $181.70         71
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         B         $197.04         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.10%         B         $178.33          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         B         $147.75        149
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.25%         B         $ 93.85         18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.30%         B         $112.70          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.25%         B         $ 94.01         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.50%         B         $ 92.77         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.70%         B         $ 91.78         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.80%         B         $189.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.90%         B         $ 90.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.95%         B         $ 90.56          8
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.00%         B         $ 90.32         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.10%         B         $ 89.83          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.20%         B         $ 89.35         15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.25%         B         $ 74.60          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.30%         B         $ 84.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.34%         B         $ 88.68        121
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.35%         B         $ 88.63         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.45%         B         $ 88.16         --

EQ/BLACKROCK BASIC VALUE EQUITY......   0.25%         B         $143.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.50%         B         $139.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.70%         B         $173.44          7
EQ/BLACKROCK BASIC VALUE EQUITY......   0.80%         B         $162.53         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $164.91          6
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $168.80         54
EQ/BLACKROCK BASIC VALUE EQUITY......   0.95%         B         $140.07        124
EQ/BLACKROCK BASIC VALUE EQUITY......   1.00%         B         $166.52          1
EQ/BLACKROCK BASIC VALUE EQUITY......   1.10%         B         $164.27         29
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $160.81        349
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $162.04         44
EQ/BLACKROCK BASIC VALUE EQUITY......   1.25%         B         $ 78.41        142
EQ/BLACKROCK BASIC VALUE EQUITY......   1.30%         B         $ 88.89          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.34%         B         $205.86      1,422
EQ/BLACKROCK BASIC VALUE EQUITY......   1.35%         B         $158.75          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.45%         B         $155.42          1

EQ/BOSTON ADVISORS EQUITY INCOME.....   0.00%         B         $119.20         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.25%         B         $117.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.50%         B         $114.96          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.70%         B         $113.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.80%         B         $164.72         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.90%         B         $111.67         15
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.95%         B         $111.26         28
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.00%         B         $110.86         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.10%         B         $110.05          6
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.20%         B         $109.25         80
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.25%         B         $ 78.35         11
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.30%         B         $ 88.40          7
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.34%         B         $108.14        367
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.35%         B         $108.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.45%         B         $107.27         --

EQ/CALVERT SOCIALLY RESPONSIBLE......   0.25%         B         $ 77.40         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.50%         B         $ 75.24         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.70%         B         $ 83.06          3
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.80%         B         $162.43         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.90%         B         $ 81.02          5
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.95%         B         $103.23          4
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.00%         B         $ 80.01         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.10%         B         $ 79.02          2
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.20%         B         $ 78.03         39
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.25%         B         $ 78.17          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.30%         B         $ 86.08          1
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.34%         B         $ 76.67        248
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.35%         B         $ 76.58         --
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.45%         B         $ 98.01         --

EQ/CAPITAL GUARDIAN RESEARCH....   0.25%         B         $122.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.50%         B         $118.78         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.70%         B         $129.43          2
EQ/CAPITAL GUARDIAN RESEARCH....   0.80%         B         $181.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.90%         B         $126.25         16
EQ/CAPITAL GUARDIAN RESEARCH....   0.95%         B         $125.47         51
EQ/CAPITAL GUARDIAN RESEARCH....   1.00%         B         $124.69         --
EQ/CAPITAL GUARDIAN RESEARCH....   1.10%         B         $123.14          4
EQ/CAPITAL GUARDIAN RESEARCH....   1.20%         B         $121.60        210
EQ/CAPITAL GUARDIAN RESEARCH....   1.25%         B         $ 85.33         61
EQ/CAPITAL GUARDIAN RESEARCH....   1.30%         B         $ 93.14          1
EQ/CAPITAL GUARDIAN RESEARCH....   1.34%         B         $119.49        963
EQ/CAPITAL GUARDIAN RESEARCH....   1.35%         B         $119.34          3
EQ/CAPITAL GUARDIAN RESEARCH....   1.45%         B         $117.85          2

EQ/COMMON STOCK INDEX...........   0.50%         A         $ 89.43          1
EQ/COMMON STOCK INDEX...........   0.70%         A         $135.46         22
EQ/COMMON STOCK INDEX***........   0.74%         A         $430.50         68
EQ/COMMON STOCK INDEX***........   0.74%         A         $466.32         25
EQ/COMMON STOCK INDEX...........   0.90%         A         $190.83         58
EQ/COMMON STOCK INDEX...........   1.00%         A         $204.13         --
EQ/COMMON STOCK INDEX...........   1.20%         A         $155.96         33
EQ/COMMON STOCK INDEX...........   1.35%         A         $238.97      1,344
EQ/COMMON STOCK INDEX...........   1.35%         A         $249.68         33
EQ/COMMON STOCK INDEX***........   1.40%         A         $310.05      4,630
EQ/COMMON STOCK INDEX...........   1.45%         A         $ 95.93         20
EQ/COMMON STOCK INDEX...........   0.25%         B         $ 89.03         --
EQ/COMMON STOCK INDEX...........   0.50%         B         $ 86.56         --
EQ/COMMON STOCK INDEX...........   0.70%         B         $ 89.27          9
EQ/COMMON STOCK INDEX...........   0.80%         B         $174.06         --
EQ/COMMON STOCK INDEX...........   0.90%         B         $ 91.20         20
EQ/COMMON STOCK INDEX...........   0.90%         B         $102.06         13
EQ/COMMON STOCK INDEX...........   0.95%         B         $ 86.54        238
EQ/COMMON STOCK INDEX...........   1.00%         B         $148.85         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $ 84.93         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $ 95.98        612
EQ/COMMON STOCK INDEX...........   1.25%         B         $ 75.94         57
EQ/COMMON STOCK INDEX...........   1.30%         B         $ 84.72         18

EQ/CORE BOND INDEX..............   0.25%         B         $129.53         --
EQ/CORE BOND INDEX..............   0.50%         B         $126.30         --
EQ/CORE BOND INDEX..............   0.70%         B         $123.77          8
EQ/CORE BOND INDEX..............   0.80%         B         $114.43         --
EQ/CORE BOND INDEX..............   0.90%         B         $121.28         17
EQ/CORE BOND INDEX..............   0.95%         B         $120.67        132
EQ/CORE BOND INDEX..............   1.00%         B         $120.06         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.84         15
EQ/CORE BOND INDEX..............   1.20%         B         $117.63        120
EQ/CORE BOND INDEX..............   1.25%         B         $100.72         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/CORE BOND INDEX........   1.30%         B         $100.83          5
EQ/CORE BOND INDEX........   1.34%         B         $115.97        721
EQ/CORE BOND INDEX........   1.35%         B         $115.85          1
EQ/CORE BOND INDEX........   1.45%         B         $114.67          1

EQ/DAVIS NEW YORK VENTURE.   0.00%         B         $ 84.02         --
EQ/DAVIS NEW YORK VENTURE.   0.25%         B         $147.30         --
EQ/DAVIS NEW YORK VENTURE.   0.50%         B         $ 82.09         --
EQ/DAVIS NEW YORK VENTURE.   0.70%         B         $ 81.33          1
EQ/DAVIS NEW YORK VENTURE.   0.80%         B         $164.42         --
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 80.58          7
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 92.57          1
EQ/DAVIS NEW YORK VENTURE.   0.95%         B         $ 80.39         21
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $ 92.08         --
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $163.49         --
EQ/DAVIS NEW YORK VENTURE.   1.10%         B         $ 87.17         13
EQ/DAVIS NEW YORK VENTURE.   1.20%         B         $ 79.45         67
EQ/DAVIS NEW YORK VENTURE.   1.25%         B         $ 78.41         14
EQ/DAVIS NEW YORK VENTURE.   1.30%         B         $ 79.22          1
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 78.94        197
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 90.41         --
EQ/DAVIS NEW YORK VENTURE.   1.35%         B         $ 90.36         --
EQ/DAVIS NEW YORK VENTURE.   1.45%         B         $ 78.53         --

EQ/EQUITY 500 INDEX.......   0.50%         A         $ 97.99         --
EQ/EQUITY 500 INDEX.......   0.70%         A         $149.04         20
EQ/EQUITY 500 INDEX.......   0.90%         A         $210.20         58
EQ/EQUITY 500 INDEX.......   1.00%         A         $235.13         --
EQ/EQUITY 500 INDEX.......   1.20%         A         $172.16         59
EQ/EQUITY 500 INDEX.......   1.34%         A         $282.55      2,246
EQ/EQUITY 500 INDEX.......   1.35%         A         $282.04         18
EQ/EQUITY 500 INDEX.......   1.45%         A         $106.45          7
EQ/EQUITY 500 INDEX.......   0.25%         B         $ 99.65         --
EQ/EQUITY 500 INDEX.......   0.50%         B         $ 96.88         --
EQ/EQUITY 500 INDEX.......   0.70%         B         $ 97.74         30
EQ/EQUITY 500 INDEX.......   0.80%         B         $170.75         --
EQ/EQUITY 500 INDEX.......   0.90%         B         $112.80         14
EQ/EQUITY 500 INDEX.......   0.95%         B         $ 94.75        144
EQ/EQUITY 500 INDEX.......   1.00%         B         $143.46         --
EQ/EQUITY 500 INDEX.......   1.10%         B         $ 92.99         33
EQ/EQUITY 500 INDEX.......   1.20%         B         $106.50        578
EQ/EQUITY 500 INDEX.......   1.25%         B         $ 82.77        127
EQ/EQUITY 500 INDEX.......   1.30%         B         $ 92.83         11

EQ/EQUITY GROWTH PLUS.....   0.25%         B         $151.15         --
EQ/EQUITY GROWTH PLUS.....   0.50%         B         $147.32          2
EQ/EQUITY GROWTH PLUS.....   0.70%         B         $144.31          6
EQ/EQUITY GROWTH PLUS.....   0.80%         B         $156.62         --
EQ/EQUITY GROWTH PLUS.....   0.90%         B         $141.36         48
EQ/EQUITY GROWTH PLUS.....   0.95%         B         $140.63        133
EQ/EQUITY GROWTH PLUS.....   1.00%         B         $139.91         --
EQ/EQUITY GROWTH PLUS.....   1.10%         B         $138.47         14
EQ/EQUITY GROWTH PLUS.....   1.20%         B         $137.04        221
EQ/EQUITY GROWTH PLUS.....   1.25%         B         $ 84.79         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $ 92.65         10
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $135.06      1,844
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $134.92          2
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $133.53          1

EQ/FRANKLIN CORE BALANCED.........   0.25%         B         $104.58         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $103.19          1
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $102.10          2
EQ/FRANKLIN CORE BALANCED.........   0.80%         B         $156.72         --
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $101.01         12
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $100.74         48
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $100.47         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $ 99.93         10
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $ 99.40         87
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $ 91.27         17
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $ 97.38         13
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $ 98.65        527
EQ/FRANKLIN CORE BALANCED.........   1.35%         B         $ 98.60         --
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $ 98.07         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.00%         B         $ 82.08         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.25%         B         $140.29         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $ 80.20         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $ 79.45         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.80%         B         $152.44         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $ 78.72          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $ 78.53         36
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $151.57         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $ 87.68         14
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $ 77.62         91
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $ 76.76         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $ 77.39         16
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $ 77.11        419
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.45%         B         $ 76.72         --

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.25%         B         $135.07         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $132.83         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $131.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.80%         B         $133.76         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $129.31          4
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $128.88         19
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.00%         B         $128.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $127.58          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $126.72         17
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $101.53          9
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $110.70          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.48          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.53        100
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $125.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $124.60         --

EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $193.20         --
EQ/GAMCO SMALL COMPANY VALUE......   0.25%         B         $189.74         --
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $186.34          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                          CONTRACT                            OUTSTANDING
                                          CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                          --------- -------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.............   0.70%         B         $183.65          6
EQ/GAMCO SMALL COMPANY VALUE.............   0.80%         B         $215.26         --
EQ/GAMCO SMALL COMPANY VALUE.............   0.90%         B         $180.99         54
EQ/GAMCO SMALL COMPANY VALUE.............   0.95%         B         $180.34         82
EQ/GAMCO SMALL COMPANY VALUE.............   1.00%         B         $179.68          1
EQ/GAMCO SMALL COMPANY VALUE.............   1.10%         B         $178.38         32
EQ/GAMCO SMALL COMPANY VALUE.............   1.20%         B         $177.07        338
EQ/GAMCO SMALL COMPANY VALUE.............   1.25%         B         $112.86        123
EQ/GAMCO SMALL COMPANY VALUE.............   1.30%         B         $133.58         12
EQ/GAMCO SMALL COMPANY VALUE.............   1.34%         B         $175.27      1,484
EQ/GAMCO SMALL COMPANY VALUE.............   1.35%         B         $175.14          3
EQ/GAMCO SMALL COMPANY VALUE.............   1.45%         B         $173.86          1

EQ/GLOBAL BOND PLUS......................   0.00%         B         $133.23         --
EQ/GLOBAL BOND PLUS......................   0.25%         B         $131.17         --
EQ/GLOBAL BOND PLUS......................   0.50%         B         $129.14         --
EQ/GLOBAL BOND PLUS......................   0.70%         B         $127.52          3
EQ/GLOBAL BOND PLUS......................   0.80%         B         $118.45         --
EQ/GLOBAL BOND PLUS......................   0.90%         B         $125.93         19
EQ/GLOBAL BOND PLUS......................   0.95%         B         $125.54         68
EQ/GLOBAL BOND PLUS......................   1.00%         B         $125.14         --
EQ/GLOBAL BOND PLUS......................   1.10%         B         $124.36         31
EQ/GLOBAL BOND PLUS......................   1.20%         B         $123.57        105
EQ/GLOBAL BOND PLUS......................   1.25%         B         $123.92         67
EQ/GLOBAL BOND PLUS......................   1.30%         B         $125.64          3
EQ/GLOBAL BOND PLUS......................   1.34%         B         $122.49        382
EQ/GLOBAL BOND PLUS......................   1.35%         B         $122.41         --
EQ/GLOBAL BOND PLUS......................   1.45%         B         $121.64         --

EQ/GLOBAL MULTI-SECTOR EQUITY............   0.25%         B         $216.48         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.50%         B         $210.44          1
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $157.73         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $257.78          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.80%         B         $159.58         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $155.53         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $250.88         27
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $297.57          3
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.95%         B         $219.72         79
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.00%         B         $247.50         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.10%         B         $244.15         13
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $227.43        165
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $240.83         48
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.20%         B         $143.24         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.25%         B         $ 68.78         90
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.30%         B         $ 94.18          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.34%         B         $156.66      1,671
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.34%         B         $253.38         23
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.35%         B         $235.95          5
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.45%         B         $219.81          1

EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.50%         A         $117.75         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.70%         A         $167.34          1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX***.   0.74%         A         $ 94.38         27
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.90%         A         $178.93          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         A         $178.63         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         A         $162.73          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.34%         A         $180.33        369
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         A         $173.71          3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.45%         A         $145.18         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.25%         B         $152.56         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.50%         B         $148.33         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.70%         B         $152.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.80%         B         $107.47         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.90%         B         $151.15          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.95%         B         $147.40         61
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         B         $119.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.10%         B         $144.67         11
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         B         $145.23         66
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.25%         B         $111.11         34
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.30%         B         $111.55          2

EQ/INTERNATIONAL CORE PLUS............   0.25%         B         $ 99.54         --
EQ/INTERNATIONAL CORE PLUS............   0.50%         B         $ 96.76         --
EQ/INTERNATIONAL CORE PLUS............   0.70%         B         $106.55          3
EQ/INTERNATIONAL CORE PLUS............   0.80%         B         $145.21         --
EQ/INTERNATIONAL CORE PLUS............   0.90%         B         $103.93         28
EQ/INTERNATIONAL CORE PLUS............   0.95%         B         $126.89         44
EQ/INTERNATIONAL CORE PLUS............   1.00%         B         $102.64         --
EQ/INTERNATIONAL CORE PLUS............   1.10%         B         $101.37         14
EQ/INTERNATIONAL CORE PLUS............   1.20%         B         $100.10        233
EQ/INTERNATIONAL CORE PLUS............   1.25%         B         $ 65.68         84
EQ/INTERNATIONAL CORE PLUS............   1.30%         B         $ 76.13          4
EQ/INTERNATIONAL CORE PLUS............   1.34%         B         $ 98.36        817
EQ/INTERNATIONAL CORE PLUS............   1.35%         B         $ 98.24          1
EQ/INTERNATIONAL CORE PLUS............   1.45%         B         $120.58          1

EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         A         $ 67.65         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         A         $105.87          7
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         A         $112.99         47
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         A         $115.36         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         A         $ 98.74         28
EQ/INTERNATIONAL EQUITY INDEX.........   1.34%         A         $109.42      3,078
EQ/INTERNATIONAL EQUITY INDEX.........   1.35%         A         $109.24         24
EQ/INTERNATIONAL EQUITY INDEX.........   1.45%         A         $ 85.20          3
EQ/INTERNATIONAL EQUITY INDEX.........   0.25%         B         $ 91.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         B         $ 88.50          2
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         B         $ 90.83         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.80%         B         $148.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         B         $ 91.81         12
EQ/INTERNATIONAL EQUITY INDEX.........   0.95%         B         $ 88.04        159
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         B         $133.87         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.10%         B         $ 86.41         26
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         B         $ 85.13        273
EQ/INTERNATIONAL EQUITY INDEX.........   1.25%         B         $ 53.03         51
EQ/INTERNATIONAL EQUITY INDEX.........   1.30%         B         $ 64.09         14

EQ/INTERNATIONAL VALUE PLUS...........   0.25%         B         $ 97.03         --
EQ/INTERNATIONAL VALUE PLUS...........   0.50%         B         $ 94.32         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.70%         B         $114.36         31
EQ/INTERNATIONAL VALUE PLUS.....   0.80%         B         $143.31         --
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $111.55         44
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $110.86        102
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $110.17         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $108.80         12
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $107.44        143
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 61.80         34
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 71.39          7
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $105.58      1,495
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $105.45          9
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $114.01          1

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.25%         B         $113.16         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $110.00         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $108.93         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.80%         B         $165.48         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $104.85          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $106.01          6
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $ 97.87         15
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $104.58         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $103.17          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $100.69         29
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $101.77          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $ 72.67         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $ 81.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $125.98        282
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $ 99.71          3
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $ 97.32          1

EQ/LARGE CAP CORE PLUS..........   0.25%         B         $ 93.23         --
EQ/LARGE CAP CORE PLUS..........   0.50%         B         $ 90.63         --
EQ/LARGE CAP CORE PLUS..........   0.70%         B         $ 93.93         --
EQ/LARGE CAP CORE PLUS..........   0.80%         B         $159.86         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $ 91.62          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $ 91.05          9
EQ/LARGE CAP CORE PLUS..........   1.00%         B         $ 90.48         --
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $ 89.36          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $ 88.25         23
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $ 78.98          3
EQ/LARGE CAP CORE PLUS..........   1.30%         B         $ 86.36         --
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $ 86.71        116
EQ/LARGE CAP CORE PLUS..........   1.35%         B         $ 86.60         --
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $ 85.52         --

EQ/LARGE CAP GROWTH INDEX.......   0.25%         B         $ 77.94         --
EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $ 75.76          1
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $ 82.09          2
EQ/LARGE CAP GROWTH INDEX.......   0.80%         B         $175.31         --
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $ 80.07         18
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $ 79.57         86
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $ 79.07         --
EQ/LARGE CAP GROWTH INDEX.......   1.10%         B         $ 78.09          8
EQ/LARGE CAP GROWTH INDEX.......   1.20%         B         $ 77.12        176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $102.00         11
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $113.44          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $ 75.78      1,246
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $ 75.68          3
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $ 74.74          1

EQ/LARGE CAP GROWTH PLUS..   0.25%         B         $ 64.31         --
EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 62.52          1
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $109.43          3
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $162.59         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $ 95.36          5
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $106.50         28
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $ 89.84         73
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $105.07         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $103.64         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $ 98.18        156
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $102.24         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $ 90.03          6
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $103.61          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $149.93      1,300
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $100.16          9
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $ 94.89          5

EQ/LARGE CAP VALUE INDEX..   0.00%         B         $ 63.23         --
EQ/LARGE CAP VALUE INDEX..   0.25%         B         $ 62.25         --
EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 61.28         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 60.51          1
EQ/LARGE CAP VALUE INDEX..   0.80%         B         $170.18         --
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 59.76         19
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 59.57         32
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 59.38         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 59.01         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 58.64         69
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 49.28         33
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 54.08          2
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 58.12        448
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 58.08         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 57.72         --

EQ/LARGE CAP VALUE PLUS...   0.50%         A         $112.50         --
EQ/LARGE CAP VALUE PLUS...   0.70%         A         $101.82          9
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $ 99.31         65
EQ/LARGE CAP VALUE PLUS...   1.00%         A         $ 98.09         --
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $ 95.66         70
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $ 94.00      6,275
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $ 93.88         28
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $ 99.17          6
EQ/LARGE CAP VALUE PLUS...   0.25%         B         $114.23         --
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $111.04          2
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $100.50         22
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $101.82         --
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $159.95         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $ 98.03         16
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $103.32        242

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......   1.00%         B         $ 98.09         --
EQ/LARGE CAP VALUE PLUS.......   1.10%         B         $ 95.61          6
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 94.42        532
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 95.66         --
EQ/LARGE CAP VALUE PLUS.......   1.25%         B         $ 61.68         19
EQ/LARGE CAP VALUE PLUS.......   1.30%         B         $ 67.99         13

EQ/LORD ABBETT LARGE CAP CORE.   0.25%         B         $118.08         --
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $116.13         --
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $114.58          2
EQ/LORD ABBETT LARGE CAP CORE.   0.80%         B         $146.51         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $113.05         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $112.67         15
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $112.29         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $111.54         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $110.79         67
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $ 87.00         29
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $ 96.17          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $109.75        231
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $110.79          2
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $109.67         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $108.93         --

EQ/MFS INTERNATIONAL GROWTH...   0.25%         B         $140.14         --
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $137.81         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $135.98          3
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $163.04         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $134.16         25
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $133.71         29
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $133.26         --
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $132.37         10
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $131.48         57
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $ 81.24         23
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $ 96.94          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.19         12
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.24        328
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $130.15          1
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $129.28         --

EQ/MID CAP INDEX..............   0.25%         B         $127.74         --
EQ/MID CAP INDEX..............   0.50%         B         $124.17          1
EQ/MID CAP INDEX..............   0.70%         B         $118.58         33
EQ/MID CAP INDEX..............   0.80%         B         $193.21         --
EQ/MID CAP INDEX..............   0.90%         B         $115.90         55
EQ/MID CAP INDEX..............   0.95%         B         $115.24        108
EQ/MID CAP INDEX..............   1.00%         B         $114.58         --
EQ/MID CAP INDEX..............   1.10%         B         $113.28         26
EQ/MID CAP INDEX..............   1.20%         B         $111.98        389
EQ/MID CAP INDEX..............   1.25%         B         $ 76.82        102
EQ/MID CAP INDEX..............   1.30%         B         $ 89.87          5
EQ/MID CAP INDEX..............   1.34%         B         $110.20      2,037
EQ/MID CAP INDEX..............   1.35%         B         $110.07          2
EQ/MID CAP INDEX..............   1.45%         B         $108.81          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                             --------- -------------- ---------- -----------
EQ/MID CAP VALUE PLUS.......   0.25%         B         $165.05         --
EQ/MID CAP VALUE PLUS.......   0.50%         B         $160.44          1
EQ/MID CAP VALUE PLUS.......   0.70%         B         $127.25          6
EQ/MID CAP VALUE PLUS.......   0.80%         B         $184.63         --
EQ/MID CAP VALUE PLUS.......   0.90%         B         $123.85         35
EQ/MID CAP VALUE PLUS.......   0.90%         B         $153.26          7
EQ/MID CAP VALUE PLUS.......   0.95%         B         $155.49        121
EQ/MID CAP VALUE PLUS.......   1.00%         B         $122.18         --
EQ/MID CAP VALUE PLUS.......   1.10%         B         $120.52         12
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.52        282
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.89         26
EQ/MID CAP VALUE PLUS.......   1.25%         B         $ 75.95         27
EQ/MID CAP VALUE PLUS.......   1.30%         B         $ 87.06         10
EQ/MID CAP VALUE PLUS.......   1.34%         B         $147.16      2,260
EQ/MID CAP VALUE PLUS.......   1.35%         B         $116.48         11
EQ/MID CAP VALUE PLUS.......   1.45%         B         $114.55          1

EQ/MONEY MARKET.............   0.00%         A         $  1.00        249
EQ/MONEY MARKET.............   0.50%         A         $106.01         --
EQ/MONEY MARKET.............   0.70%         A         $133.89          1
EQ/MONEY MARKET***..........   0.74%         A         $ 47.11         32
EQ/MONEY MARKET.............   0.90%         A         $139.62         24
EQ/MONEY MARKET.............   1.00%         A         $140.46         --
EQ/MONEY MARKET.............   1.20%         A         $129.43          2
EQ/MONEY MARKET.............   1.34%         A         $  1.00         --
EQ/MONEY MARKET.............   1.35%         A         $140.20        130
EQ/MONEY MARKET.............   1.35%         A         $140.87         22
EQ/MONEY MARKET***..........   1.40%         A         $ 35.56      1,122
EQ/MONEY MARKET.............   1.45%         A         $117.06         --
EQ/MONEY MARKET.............   0.00%         B         $  1.00        216
EQ/MONEY MARKET.............   0.25%         B         $120.21         --
EQ/MONEY MARKET.............   0.50%         B         $116.87         --
EQ/MONEY MARKET.............   0.70%         B         $120.57          2
EQ/MONEY MARKET.............   0.80%         B         $ 97.79         --
EQ/MONEY MARKET.............   0.90%         B         $110.88         --
EQ/MONEY MARKET.............   0.90%         B         $122.57          1
EQ/MONEY MARKET.............   0.95%         B         $116.87        170
EQ/MONEY MARKET.............   1.00%         B         $106.14         --
EQ/MONEY MARKET.............   1.10%         B         $114.71         29
EQ/MONEY MARKET.............   1.20%         B         $  1.00        334
EQ/MONEY MARKET.............   1.20%         B         $117.54         51
EQ/MONEY MARKET.............   1.25%         B         $ 98.61         75
EQ/MONEY MARKET.............   1.30%         B         $100.81          4

EQ/MONTAG & CALDWELL GROWTH.   0.00%         B         $139.87         --
EQ/MONTAG & CALDWELL GROWTH.   0.25%         B         $137.36         --
EQ/MONTAG & CALDWELL GROWTH.   0.50%         B         $134.90         --
EQ/MONTAG & CALDWELL GROWTH.   0.70%         B         $132.95          1
EQ/MONTAG & CALDWELL GROWTH.   0.80%         B         $156.86         --
EQ/MONTAG & CALDWELL GROWTH.   0.90%         B         $131.03          7
EQ/MONTAG & CALDWELL GROWTH.   0.95%         B         $130.55         19
EQ/MONTAG & CALDWELL GROWTH.   1.00%         B         $130.08         --
EQ/MONTAG & CALDWELL GROWTH.   1.10%         B         $129.13          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $128.19        37
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $101.32        18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $111.75         3
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $126.89       203
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $126.79        --
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $125.87        --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.25%         B         $165.92        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $163.17         2
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $160.99         4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $201.48        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $158.84        45
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $158.31        44
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $157.78        --
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $156.72        24
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $155.66       218
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $101.56        95
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $120.29         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $154.20       807
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $154.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $153.06         1

EQ/MUTUAL LARGE CAP EQUITY.......   0.25%         B         $ 89.36        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $ 88.18        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $ 87.24        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.80%         B         $153.09        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $ 86.31         6
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $ 86.08        13
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $ 85.85        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $ 85.39         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $ 84.93        41
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $ 72.69         5
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $ 81.80        10
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $ 84.29       231
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B         $ 84.25        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $ 83.80        --

EQ/OPPENHEIMER GLOBAL............   0.25%         B         $100.47        --
EQ/OPPENHEIMER GLOBAL............   0.50%         B         $ 99.14        --
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $ 98.09         3
EQ/OPPENHEIMER GLOBAL............   0.80%         B         $165.40        --
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $ 97.04         8
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $ 96.78        26
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $ 96.53        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $ 96.01        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $ 95.49        94
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $ 78.50        29
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $ 90.04         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $ 94.78       346
EQ/OPPENHEIMER GLOBAL............   1.35%         B         $ 94.72        --
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $ 94.21        --

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 99.23         2
EQ/PIMCO ULTRA SHORT BOND........   1.25%         A         $ 98.88        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   0.25%         B         $115.07        --
EQ/PIMCO ULTRA SHORT BOND.....   0.50%         B         $113.17        --
EQ/PIMCO ULTRA SHORT BOND.....   0.70%         B         $111.66         5
EQ/PIMCO ULTRA SHORT BOND.....   0.80%         B         $105.59        --
EQ/PIMCO ULTRA SHORT BOND.....   0.90%         B         $110.17        27
EQ/PIMCO ULTRA SHORT BOND.....   0.95%         B         $109.80       152
EQ/PIMCO ULTRA SHORT BOND.....   1.00%         B         $109.43        --
EQ/PIMCO ULTRA SHORT BOND.....   1.10%         B         $108.70        56
EQ/PIMCO ULTRA SHORT BOND.....   1.20%         B         $107.97       156
EQ/PIMCO ULTRA SHORT BOND.....   1.25%         B         $108.99        85
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $108.36         4
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $106.95       662
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $106.88        --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $106.16        --

EQ/QUALITY BOND PLUS..........   0.50%         A         $110.81        --
EQ/QUALITY BOND PLUS..........   0.70%         A         $165.87         2
EQ/QUALITY BOND PLUS..........   0.90%         A         $183.03         9
EQ/QUALITY BOND PLUS..........   1.00%         A         $183.69        --
EQ/QUALITY BOND PLUS..........   1.20%         A         $162.62         2
EQ/QUALITY BOND PLUS..........   1.34%         A         $180.55       567
EQ/QUALITY BOND PLUS..........   1.35%         A         $190.23         6
EQ/QUALITY BOND PLUS..........   1.45%         A         $141.77        --
EQ/QUALITY BOND PLUS..........   0.25%         B         $150.06        --
EQ/QUALITY BOND PLUS..........   0.50%         B         $145.89        --
EQ/QUALITY BOND PLUS..........   0.70%         B         $149.82        --
EQ/QUALITY BOND PLUS..........   0.80%         B         $112.74        --
EQ/QUALITY BOND PLUS..........   0.90%         B         $147.68         4
EQ/QUALITY BOND PLUS..........   0.95%         B         $145.24        83
EQ/QUALITY BOND PLUS..........   1.00%         B         $117.39        --
EQ/QUALITY BOND PLUS..........   1.10%         B         $142.55        12
EQ/QUALITY BOND PLUS..........   1.20%         B         $142.03        95
EQ/QUALITY BOND PLUS..........   1.25%         B         $104.95        28
EQ/QUALITY BOND PLUS..........   1.30%         B         $105.09         3

EQ/SMALL COMPANY INDEX........   0.25%         B         $167.39        --
EQ/SMALL COMPANY INDEX........   0.50%         B         $163.21        --
EQ/SMALL COMPANY INDEX........   0.70%         B         $159.93        24
EQ/SMALL COMPANY INDEX........   0.80%         B         $191.54        --
EQ/SMALL COMPANY INDEX........   0.90%         B         $156.72        25
EQ/SMALL COMPANY INDEX........   0.95%         B         $155.93        37
EQ/SMALL COMPANY INDEX........   1.00%         B         $155.14        --
EQ/SMALL COMPANY INDEX........   1.10%         B         $153.56        12
EQ/SMALL COMPANY INDEX........   1.20%         B         $152.00       176
EQ/SMALL COMPANY INDEX........   1.25%         B         $ 86.27        61
EQ/SMALL COMPANY INDEX........   1.30%         B         $ 95.02         4
EQ/SMALL COMPANY INDEX........   1.34%         B         $149.85       854
EQ/SMALL COMPANY INDEX........   1.35%         B         $149.70         2
EQ/SMALL COMPANY INDEX........   1.45%         B         $148.17        --

EQ/T. ROWE PRICE GROWTH STOCK.   0.00%         B         $112.33        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.25%         B         $110.32        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $108.34        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $106.77        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $166.67        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $105.23        45
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $104.85        55
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $104.47        --
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $103.71        20
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $102.95       324
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $ 87.38        96
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $ 94.58         3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $101.90       915
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $101.83         2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $101.09        --

EQ/TEMPLETON GLOBAL EQUITY....   0.25%         B         $ 82.93        --
EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $ 81.83        --
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $ 80.96         1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $149.34        --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $ 80.10         8
EQ/TEMPLETON GLOBAL EQUITY....   0.95%         B         $ 79.89        17
EQ/TEMPLETON GLOBAL EQUITY....   1.00%         B         $ 79.67        --
EQ/TEMPLETON GLOBAL EQUITY....   1.10%         B         $ 79.25         6
EQ/TEMPLETON GLOBAL EQUITY....   1.20%         B         $ 78.82        75
EQ/TEMPLETON GLOBAL EQUITY....   1.25%         B         $ 67.83        12
EQ/TEMPLETON GLOBAL EQUITY....   1.30%         B         $ 75.98         9
EQ/TEMPLETON GLOBAL EQUITY....   1.34%         B         $ 78.23       247
EQ/TEMPLETON GLOBAL EQUITY....   1.35%         B         $ 78.19        --
EQ/TEMPLETON GLOBAL EQUITY....   1.45%         B         $ 77.77        --

EQ/UBS GROWTH & INCOME........   0.00%         B         $120.36        --
EQ/UBS GROWTH & INCOME........   0.25%         B         $118.20        --
EQ/UBS GROWTH & INCOME........   0.50%         B         $116.08        --
EQ/UBS GROWTH & INCOME........   0.70%         B         $114.40        --
EQ/UBS GROWTH & INCOME........   0.80%         B         $169.88        --
EQ/UBS GROWTH & INCOME........   0.90%         B         $112.75         2
EQ/UBS GROWTH & INCOME........   0.95%         B         $112.34         7
EQ/UBS GROWTH & INCOME........   1.00%         B         $111.93        --
EQ/UBS GROWTH & INCOME........   1.10%         B         $111.12         2
EQ/UBS GROWTH & INCOME........   1.20%         B         $110.31        40
EQ/UBS GROWTH & INCOME........   1.25%         B         $ 76.88        15
EQ/UBS GROWTH & INCOME........   1.30%         B         $ 85.13         2
EQ/UBS GROWTH & INCOME........   1.34%         B         $109.19       109
EQ/UBS GROWTH & INCOME........   1.35%         B         $109.11        --
EQ/UBS GROWTH & INCOME........   1.45%         B         $108.31        --

EQ/VAN KAMPEN COMSTOCK........   0.25%         B         $106.92        --
EQ/VAN KAMPEN COMSTOCK........   0.50%         B         $105.15        --
EQ/VAN KAMPEN COMSTOCK........   0.70%         B         $103.75        --
EQ/VAN KAMPEN COMSTOCK........   0.80%         B         $174.20        --
EQ/VAN KAMPEN COMSTOCK........   0.90%         B         $102.37         4
EQ/VAN KAMPEN COMSTOCK........   0.95%         B         $102.02        19
EQ/VAN KAMPEN COMSTOCK........   1.00%         B         $101.68        --
EQ/VAN KAMPEN COMSTOCK........   1.10%         B         $101.00         4
EQ/VAN KAMPEN COMSTOCK........   1.20%         B         $100.32        22
EQ/VAN KAMPEN COMSTOCK........   1.25%         B         $ 78.68         5
EQ/VAN KAMPEN COMSTOCK........   1.30%         B         $ 85.99         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                         CONTRACT                             OUTSTANDING
                                         CHARGES**   SHARE CLASS*  UNIT VALUE   (000'S)
                                         --------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..................   1.34%          B         $ 99.37       175
EQ/VAN KAMPEN COMSTOCK..................   1.35%          B         $ 99.31        --
EQ/VAN KAMPEN COMSTOCK..................   1.45%          B         $ 98.64        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.25%          B         $113.25        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.50%          B         $110.09        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%          B         $111.11         5
EQ/WELLS FARGO OMEGA GROWTH.............   0.80%          B         $165.73        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%          B         $108.38        17
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%          B         $107.71        61
EQ/WELLS FARGO OMEGA GROWTH.............   1.00%          B         $107.04        --
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%          B         $105.71        22
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%          B         $104.39       117
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%          B         $105.91        40
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%          B         $121.25         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%          B         $102.58       665
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%          B         $102.45         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%          B         $101.17        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.35        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $102.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $114.04        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.56        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $113.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.22         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $113.43         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%   SERVICE CLASS 2  $113.36        17
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.04         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%   SERVICE CLASS 2  $101.87        12
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $101.69       196
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $112.98        20
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%   SERVICE CLASS 2  $112.90        66
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%   SERVICE CLASS 2  $112.76       327
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%   SERVICE CLASS 2  $ 89.78        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.77        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%   SERVICE CLASS 2  $103.33        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.98        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.81        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.63        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.46        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%   SERVICE CLASS 2  $102.28        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%   SERVICE CLASS 2  $102.11         6

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.25%   SERVICE CLASS 2  $100.61        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%   SERVICE CLASS 2  $100.19        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.70%   SERVICE CLASS 2  $ 99.85        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%   SERVICE CLASS 2  $ 99.51        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.00%   SERVICE CLASS 2  $ 99.34        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.10%   SERVICE CLASS 2  $ 99.17         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.20%   SERVICE CLASS 2  $ 99.00        38

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.25%   SERVICE SHARES  $100.89       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $ 86.49       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $100.47       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $ 86.38       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $100.12       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.80%   SERVICE SHARES  $ 99.95       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 86.27       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 99.78       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.95%   SERVICE SHARES  $ 86.24        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.00%   SERVICE SHARES  $ 99.61       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.10%   SERVICE SHARES  $ 99.44        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 86.10       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 99.27       13
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.25%   SERVICE SHARES  $ 86.08        6
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.34%   SERVICE SHARES  $ 86.03       20
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.45%   SERVICE SHARES  $ 85.97       --

INVESCO V.I. DIVIDEND GROWTH FUND....   0.25%     SERIES II     $ 91.90       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.50%     SERIES II     $ 91.51       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.70%     SERIES II     $ 91.20       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.80%     SERIES II     $ 91.05       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.90%     SERIES II     $ 90.89       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.00%     SERIES II     $ 90.74       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.10%     SERIES II     $ 90.58       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.20%     SERIES II     $ 90.43        2

INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.25%     SERIES II     $103.59       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $101.64       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $103.15        1
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $101.37       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $102.80       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.80%     SERIES II     $102.63       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $101.10        3
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $102.45       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.95%     SERIES II     $101.03       10
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.00%     SERIES II     $102.28       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.10%     SERIES II     $102.10        4
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $100.69        2
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $101.93       30
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.25%     SERIES II     $100.62        8
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.34%     SERIES II     $100.50       60
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.45%     SERIES II     $ 87.60       --

INVESCO V.I. HIGH YIELD FUND.........   0.00%     SERIES II     $ 95.81       --
INVESCO V.I. HIGH YIELD FUND.........   0.25%     SERIES II     $ 95.66       --
INVESCO V.I. HIGH YIELD FUND.........   0.50%     SERIES II     $ 95.50       --
INVESCO V.I. HIGH YIELD FUND.........   0.70%     SERIES II     $ 95.38       --
INVESCO V.I. HIGH YIELD FUND.........   0.80%     SERIES II     $ 95.32       --
INVESCO V.I. HIGH YIELD FUND.........   0.90%     SERIES II     $ 95.26       --
INVESCO V.I. HIGH YIELD FUND.........   0.95%     SERIES II     $ 95.23        1
INVESCO V.I. HIGH YIELD FUND.........   1.00%     SERIES II     $ 95.20       --
INVESCO V.I. HIGH YIELD FUND.........   1.10%     SERIES II     $ 95.14        2
INVESCO V.I. HIGH YIELD FUND.........   1.20%     SERIES II     $ 95.08        5
INVESCO V.I. HIGH YIELD FUND.........   1.25%     SERIES II     $ 95.05        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $ 94.99       18
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $ 94.92       --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.25%     SERIES II     $102.26       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $ 87.27       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $101.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $ 87.16       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $101.48       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $101.31       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $ 87.04        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $101.13        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $ 87.02        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $100.96       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $100.79        2
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $ 86.88        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $100.62       37
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $ 86.85        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $ 86.80       39
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $ 86.74       --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.25%     SERIES II     $ 97.88       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $ 97.47       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $106.96       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $ 97.14       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $106.67       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $ 96.97       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $ 96.81       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $106.39        1
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $106.32        3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $ 96.64       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $ 96.48        2
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $ 96.31       14
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $105.96        4
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $105.89        7
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $105.76       36
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $ 85.14       --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.25%     SERIES II     $107.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $107.50       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $122.82       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $107.13       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $122.49       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.80%     SERIES II     $106.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $106.77       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $122.16       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $122.08        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $106.58       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $106.40        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $106.22        7
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $121.67        1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $121.59        3
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $121.44       18
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.45%     SERIES II     $ 88.33       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                --------- -------------- ---------- -----------
IVY FUNDS VIP ENERGY...........   0.25%   COMMON SHARES   $103.64        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $103.21        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $116.61        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $102.85        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $116.30         1
IVY FUNDS VIP ENERGY...........   0.80%   COMMON SHARES   $102.68        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $102.50        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $115.99         2
IVY FUNDS VIP ENERGY...........   0.95%   COMMON SHARES   $115.92         9
IVY FUNDS VIP ENERGY...........   1.00%   COMMON SHARES   $102.33        --
IVY FUNDS VIP ENERGY...........   1.10%   COMMON SHARES   $102.16         3
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $101.98        31
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $115.53        10
IVY FUNDS VIP ENERGY...........   1.25%   COMMON SHARES   $115.45         9
IVY FUNDS VIP ENERGY...........   1.34%   COMMON SHARES   $115.31        78
IVY FUNDS VIP ENERGY...........   1.45%   COMMON SHARES   $ 86.86        --

IVY FUNDS VIP HIGH INCOME......   0.25%   COMMON SHARES   $111.93        --
IVY FUNDS VIP HIGH INCOME......   0.50%   COMMON SHARES   $111.56        --
IVY FUNDS VIP HIGH INCOME......   0.70%   COMMON SHARES   $111.26        --
IVY FUNDS VIP HIGH INCOME......   0.80%   COMMON SHARES   $111.12        --
IVY FUNDS VIP HIGH INCOME......   0.90%   COMMON SHARES   $110.97         4
IVY FUNDS VIP HIGH INCOME......   0.95%   COMMON SHARES   $110.89        28
IVY FUNDS VIP HIGH INCOME......   1.00%   COMMON SHARES   $110.82        --
IVY FUNDS VIP HIGH INCOME......   1.10%   COMMON SHARES   $110.67        14
IVY FUNDS VIP HIGH INCOME......   1.20%   COMMON SHARES   $110.52        62
IVY FUNDS VIP HIGH INCOME......   1.25%   COMMON SHARES   $110.45        37
IVY FUNDS VIP HIGH INCOME......   1.34%   COMMON SHARES   $110.31       156
IVY FUNDS VIP HIGH INCOME......   1.45%   COMMON SHARES   $ 98.24        --

IVY FUNDS VIP MID CAP GROWTH...   0.00%   COMMON SHARES   $ 90.46        --
IVY FUNDS VIP MID CAP GROWTH...   0.25%   COMMON SHARES   $ 90.31        --
IVY FUNDS VIP MID CAP GROWTH...   0.50%   COMMON SHARES   $ 90.17        --
IVY FUNDS VIP MID CAP GROWTH...   0.70%   COMMON SHARES   $ 90.05        --
IVY FUNDS VIP MID CAP GROWTH...   0.80%   COMMON SHARES   $ 89.99        --
IVY FUNDS VIP MID CAP GROWTH...   0.90%   COMMON SHARES   $ 89.94         1
IVY FUNDS VIP MID CAP GROWTH...   0.95%   COMMON SHARES   $ 89.91         3
IVY FUNDS VIP MID CAP GROWTH...   1.00%   COMMON SHARES   $ 89.88        --
IVY FUNDS VIP MID CAP GROWTH...   1.10%   COMMON SHARES   $ 89.82         1
IVY FUNDS VIP MID CAP GROWTH...   1.20%   COMMON SHARES   $ 89.76        10
IVY FUNDS VIP MID CAP GROWTH...   1.25%   COMMON SHARES   $ 89.73         4
IVY FUNDS VIP MID CAP GROWTH...   1.34%   COMMON SHARES   $ 89.68        45
IVY FUNDS VIP MID CAP GROWTH...   1.45%   COMMON SHARES   $ 89.62        --

IVY FUNDS VIP SMALL CAP GROWTH.   0.25%   COMMON SHARES   $101.06        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $ 79.53        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $100.63        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $ 79.43        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $100.29        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.80%   COMMON SHARES   $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 79.33         1
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 99.95        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.95%   COMMON SHARES   $ 79.30         1
IVY FUNDS VIP SMALL CAP GROWTH.   1.00%   COMMON SHARES   $ 99.78        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                     --------- -------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%   COMMON SHARES   $ 99.61         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 79.17        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 99.44         9
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%   COMMON SHARES   $ 79.15         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%   COMMON SHARES   $ 79.10        19
IVY FUNDS VIP SMALL CAP GROWTH......................   1.45%   COMMON SHARES   $ 79.04        --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.25%   SERVICE SHARES  $ 93.05        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%   SERVICE SHARES  $ 92.74        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%   SERVICE SHARES  $ 92.49         3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%   SERVICE SHARES  $ 92.37        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%   SERVICE SHARES  $ 92.25        12
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%   SERVICE SHARES  $ 92.18        29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%   SERVICE SHARES  $ 92.12        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%   SERVICE SHARES  $ 92.00        15
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%   SERVICE SHARES  $ 91.87       123
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%   SERVICE SHARES  $ 91.81        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%   SERVICE SHARES  $ 91.70       285
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%   SERVICE SHARES  $ 82.12        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.25%   SERVICE CLASS   $104.51        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $104.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $108.94        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $103.72        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $108.65        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%   SERVICE CLASS   $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $103.36         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $108.36         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%   SERVICE CLASS   $108.29        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.00%   SERVICE CLASS   $103.19        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.10%   SERVICE CLASS   $103.01         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $102.84        75
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $107.92         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.25%   SERVICE CLASS   $107.85        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.34%   SERVICE CLASS   $107.72       157
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.45%   SERVICE CLASS   $ 91.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................   0.25%   SERVICE CLASS   $119.47        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.50%   SERVICE CLASS   $119.07        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.70%   SERVICE CLASS   $118.75        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.80%   SERVICE CLASS   $118.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.90%   SERVICE CLASS   $118.44         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.95%   SERVICE CLASS   $118.36         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.00%   SERVICE CLASS   $118.28        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.10%   SERVICE CLASS   $118.12         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.20%   SERVICE CLASS   $117.96         7
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.25%   SERVICE CLASS   $117.88         2
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.34%   SERVICE CLASS   $117.74        10
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.45%   SERVICE CLASS   $ 92.32        --

MFS(R) INVESTORS TRUST SERIES.......................   0.25%   SERVICE CLASS   $ 99.82        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $ 99.40        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $111.85        --
MFS(R) INVESTORS TRUST SERIES.......................   0.70%   SERVICE CLASS   $ 99.06        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.....   0.70%   SERVICE CLASS   $111.55         --
MFS(R) INVESTORS TRUST SERIES.....   0.80%   SERVICE CLASS   $ 98.89         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $ 98.72         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $111.25         --
MFS(R) INVESTORS TRUST SERIES.....   0.95%   SERVICE CLASS   $111.18          1
MFS(R) INVESTORS TRUST SERIES.....   1.00%   SERVICE CLASS   $ 98.56         --
MFS(R) INVESTORS TRUST SERIES.....   1.10%   SERVICE CLASS   $ 98.39          1
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $ 98.22         15
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $110.81          3
MFS(R) INVESTORS TRUST SERIES.....   1.25%   SERVICE CLASS   $110.73          1
MFS(R) INVESTORS TRUST SERIES.....   1.34%   SERVICE CLASS   $110.60         11
MFS(R) INVESTORS TRUST SERIES.....   1.45%   SERVICE CLASS   $ 90.30         --

MFS(R) TECHNOLOGY PORTFOLIO.......   0.25%   SERVICE CLASS   $120.43         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.50%   SERVICE CLASS   $120.03         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.70%   SERVICE CLASS   $119.71         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.80%   SERVICE CLASS   $119.55         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.90%   SERVICE CLASS   $119.39          1
MFS(R) TECHNOLOGY PORTFOLIO.......   0.95%   SERVICE CLASS   $119.31          4
MFS(R) TECHNOLOGY PORTFOLIO.......   1.00%   SERVICE CLASS   $119.23         --
MFS(R) TECHNOLOGY PORTFOLIO.......   1.10%   SERVICE CLASS   $119.07          2
MFS(R) TECHNOLOGY PORTFOLIO.......   1.20%   SERVICE CLASS   $118.91         19
MFS(R) TECHNOLOGY PORTFOLIO.......   1.25%   SERVICE CLASS   $118.83          6
MFS(R) TECHNOLOGY PORTFOLIO.......   1.34%   SERVICE CLASS   $118.68         48
MFS(R) TECHNOLOGY PORTFOLIO.......   1.45%   SERVICE CLASS   $ 92.48         --

MFS(R) UTILITIES SERIES...........   0.25%   SERVICE CLASS   $118.13         --
MFS(R) UTILITIES SERIES...........   0.50%   SERVICE CLASS   $117.74         --
MFS(R) UTILITIES SERIES...........   0.70%   SERVICE CLASS   $117.43          2
MFS(R) UTILITIES SERIES...........   0.80%   SERVICE CLASS   $117.27         --
MFS(R) UTILITIES SERIES...........   0.90%   SERVICE CLASS   $117.11          3
MFS(R) UTILITIES SERIES...........   0.95%   SERVICE CLASS   $117.03          7
MFS(R) UTILITIES SERIES...........   1.00%   SERVICE CLASS   $116.96         --
MFS(R) UTILITIES SERIES...........   1.10%   SERVICE CLASS   $116.80          4
MFS(R) UTILITIES SERIES...........   1.20%   SERVICE CLASS   $116.64         41
MFS(R) UTILITIES SERIES...........   1.25%   SERVICE CLASS   $116.56         12
MFS(R) UTILITIES SERIES...........   1.34%   SERVICE CLASS   $116.42        106
MFS(R) UTILITIES SERIES...........   1.45%   SERVICE CLASS   $ 94.91         --

MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         A         $ 93.39         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         A         $ 76.41         15
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         A         $ 93.90         49
MULTIMANAGER AGGRESSIVE EQUITY....   1.00%         A         $106.78         --
MULTIMANAGER AGGRESSIVE EQUITY....   1.20%         A         $ 81.89         21
MULTIMANAGER AGGRESSIVE EQUITY***.   1.34%         A         $ 69.95      5,698
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $120.51        729
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $126.88         27
MULTIMANAGER AGGRESSIVE EQUITY....   1.45%         A         $ 66.42          5
MULTIMANAGER AGGRESSIVE EQUITY....   0.25%         B         $ 72.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         B         $ 70.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         B         $ 75.09         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.80%         B         $166.25         --
MULTIMANAGER AGGRESSIVE EQUITY***.   0.90%         B         $ 57.71         14
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         B         $ 69.43          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......   0.95%         B         $ 72.79        84
MULTIMANAGER AGGRESSIVE EQUITY.......   1.00%         B         $137.04        --
MULTIMANAGER AGGRESSIVE EQUITY.......   1.10%         B         $ 71.44         9
MULTIMANAGER AGGRESSIVE EQUITY.......   1.20%         B         $ 66.45       170
MULTIMANAGER AGGRESSIVE EQUITY.......   1.25%         B         $ 76.41        17
MULTIMANAGER AGGRESSIVE EQUITY.......   1.30%         B         $ 88.48         4

MULTIMANAGER CORE BOND...............   0.25%         B         $159.10        --
MULTIMANAGER CORE BOND...............   0.50%         B         $155.17        --
MULTIMANAGER CORE BOND...............   0.70%         B         $133.26        --
MULTIMANAGER CORE BOND...............   0.70%         B         $152.07         1
MULTIMANAGER CORE BOND...............   0.80%         B         $119.85        --
MULTIMANAGER CORE BOND...............   0.90%         B         $131.41        --
MULTIMANAGER CORE BOND...............   0.90%         B         $149.04        13
MULTIMANAGER CORE BOND...............   0.95%         B         $148.29       115
MULTIMANAGER CORE BOND...............   1.00%         B         $147.55        --
MULTIMANAGER CORE BOND...............   1.10%         B         $146.06        28
MULTIMANAGER CORE BOND...............   1.20%         B         $128.66        --
MULTIMANAGER CORE BOND...............   1.20%         B         $144.59       110
MULTIMANAGER CORE BOND...............   1.25%         B         $126.07        82
MULTIMANAGER CORE BOND...............   1.30%         B         $124.83         5
MULTIMANAGER CORE BOND...............   1.34%         B         $142.56       487
MULTIMANAGER CORE BOND...............   1.35%         B         $142.41         3
MULTIMANAGER CORE BOND...............   1.45%         B         $140.97        --

MULTIMANAGER INTERNATIONAL EQUITY....   0.25%         B         $119.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.50%         B         $116.60        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $ 95.63        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $114.27         1
MULTIMANAGER INTERNATIONAL EQUITY....   0.80%         B         $138.81        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $ 94.29        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $112.00        12
MULTIMANAGER INTERNATIONAL EQUITY....   0.95%         B         $111.43        42
MULTIMANAGER INTERNATIONAL EQUITY....   1.00%         B         $110.87        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.10%         B         $109.76         4
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $ 87.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $108.65        51
MULTIMANAGER INTERNATIONAL EQUITY....   1.25%         B         $ 57.75         9
MULTIMANAGER INTERNATIONAL EQUITY....   1.30%         B         $ 67.11         2
MULTIMANAGER INTERNATIONAL EQUITY....   1.34%         B         $107.12       354
MULTIMANAGER INTERNATIONAL EQUITY***.   1.34%         B         $123.75        14
MULTIMANAGER INTERNATIONAL EQUITY....   1.35%         B         $107.01        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.45%         B         $105.93        --

MULTIMANAGER LARGE CAP CORE EQUITY...   0.25%         B         $111.89        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.50%         B         $109.12        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $102.47        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $106.95        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.80%         B         $155.73        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $101.05        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $103.76        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $104.81         2
MULTIMANAGER LARGE CAP CORE EQUITY...   0.95%         B         $104.29         8
MULTIMANAGER LARGE CAP CORE EQUITY...   1.00%         B         $103.76        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                    --------- -------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $102.72         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $ 98.93        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $101.68        16
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $ 75.18         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $ 83.87         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $100.25        95
MULTIMANAGER LARGE CAP CORE EQUITY.   1.35%         B         $100.15        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $ 99.14        --

MULTIMANAGER LARGE CAP VALUE.......   0.25%         B         $127.59        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $124.43        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $104.95        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $121.95         3
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $158.07        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $103.49        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $119.52         4
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $118.92        49
MULTIMANAGER LARGE CAP VALUE.......   1.00%         B         $118.32        --
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $117.13         5
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $101.33        --
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $115.95        62
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $ 73.75        10
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $ 82.97         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $114.32       279
MULTIMANAGER LARGE CAP VALUE.......   1.35%         B         $114.20        --
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $113.05        --

MULTIMANAGER MID CAP GROWTH........   0.25%         B         $119.36        --
MULTIMANAGER MID CAP GROWTH........   0.50%         B         $116.41        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $114.08         1
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $123.55        --
MULTIMANAGER MID CAP GROWTH........   0.80%         B         $183.07        --
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $111.81         6
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $121.83        --
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $111.25        41
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $110.69        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $109.57         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $108.47        64
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $113.13        --
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $ 87.26         9
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $101.26         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $106.94       437
MULTIMANAGER MID CAP GROWTH***.....   1.34%         B         $159.94         8
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $106.83        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $105.75        --

MULTIMANAGER MID CAP VALUE.........   0.25%         B         $145.56        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $141.96        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $121.55        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $139.12         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $181.17        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $119.86        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $136.35         8
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $135.66        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.......   1.00%         B         $134.98        --
MULTIMANAGER MID CAP VALUE.......   1.10%         B         $133.62         6
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $111.30        --
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $132.28        49
MULTIMANAGER MID CAP VALUE.......   1.25%         B         $ 84.09        14
MULTIMANAGER MID CAP VALUE.......   1.30%         B         $ 96.63         2
MULTIMANAGER MID CAP VALUE.......   1.34%         B         $130.42       316
MULTIMANAGER MID CAP VALUE***....   1.34%         B         $166.07         5
MULTIMANAGER MID CAP VALUE.......   1.35%         B         $130.28        --
MULTIMANAGER MID CAP VALUE.......   1.45%         B         $128.97        --

MULTIMANAGER MULTI-SECTOR BOND...   0.50%         A         $ 98.22        --
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         A         $113.93         2
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         A         $148.19        11
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         A         $159.78        --
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         A         $123.83         5
MULTIMANAGER MULTI-SECTOR BOND...   1.34%         A         $163.72       522
MULTIMANAGER MULTI-SECTOR BOND...   1.35%         A         $174.49         5
MULTIMANAGER MULTI-SECTOR BOND...   1.45%         A         $ 95.68         1
MULTIMANAGER MULTI-SECTOR BOND...   0.25%         B         $130.89        --
MULTIMANAGER MULTI-SECTOR BOND...   0.50%         B         $127.26         1
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         B         $118.98        --
MULTIMANAGER MULTI-SECTOR BOND...   0.80%         B         $122.71        --
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         B         $100.07         5
MULTIMANAGER MULTI-SECTOR BOND...   0.95%         B         $115.34        96
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         B         $134.80        --
MULTIMANAGER MULTI-SECTOR BOND...   1.10%         B         $113.20        12
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         B         $ 95.71       134
MULTIMANAGER MULTI-SECTOR BOND...   1.25%         B         $ 89.29        34
MULTIMANAGER MULTI-SECTOR BOND...   1.30%         B         $ 93.07         7

MULTIMANAGER SMALL CAP GROWTH....   0.00%         B         $118.32        --
MULTIMANAGER SMALL CAP GROWTH....   0.25%         B         $116.20        --
MULTIMANAGER SMALL CAP GROWTH....   0.50%         B         $114.12        --
MULTIMANAGER SMALL CAP GROWTH....   0.70%         B         $112.47         1
MULTIMANAGER SMALL CAP GROWTH....   0.80%         B         $170.34        --
MULTIMANAGER SMALL CAP GROWTH....   0.90%         B         $110.84         5
MULTIMANAGER SMALL CAP GROWTH....   0.95%         B         $110.44        24
MULTIMANAGER SMALL CAP GROWTH....   1.00%         B         $110.04        --
MULTIMANAGER SMALL CAP GROWTH....   1.10%         B         $109.24         3
MULTIMANAGER SMALL CAP GROWTH....   1.20%         B         $108.44        35
MULTIMANAGER SMALL CAP GROWTH....   1.25%         B         $ 73.60         5
MULTIMANAGER SMALL CAP GROWTH....   1.30%         B         $ 84.29         1
MULTIMANAGER SMALL CAP GROWTH***.   1.34%         B         $106.67        14
MULTIMANAGER SMALL CAP GROWTH....   1.34%         B         $107.34       276
MULTIMANAGER SMALL CAP GROWTH....   1.35%         B         $107.26         1
MULTIMANAGER SMALL CAP GROWTH....   1.45%         B         $106.47        --

MULTIMANAGER SMALL CAP VALUE.....   0.25%         B         $167.79        --
MULTIMANAGER SMALL CAP VALUE.....   0.50%         B         $163.11        --
MULTIMANAGER SMALL CAP VALUE.....   0.70%         B         $169.13         1
MULTIMANAGER SMALL CAP VALUE.....   0.80%         B         $187.54        --
MULTIMANAGER SMALL CAP VALUE.....   0.90%         B         $164.97        12
MULTIMANAGER SMALL CAP VALUE.....   0.95%         B         $129.37        42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                       --------- -------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................   1.00%         B         $162.93        --
MULTIMANAGER SMALL CAP VALUE..........................   1.10%         B         $160.90         2
MULTIMANAGER SMALL CAP VALUE..........................   1.20%         B         $158.90        57
MULTIMANAGER SMALL CAP VALUE..........................   1.25%         B         $ 71.74         3
MULTIMANAGER SMALL CAP VALUE..........................   1.30%         B         $ 78.35        --
MULTIMANAGER SMALL CAP VALUE***.......................   1.34%         B         $154.82        19
MULTIMANAGER SMALL CAP VALUE..........................   1.34%         B         $156.14       559
MULTIMANAGER SMALL CAP VALUE..........................   1.35%         B         $155.94         1
MULTIMANAGER SMALL CAP VALUE..........................   1.45%         B         $120.74        --

MULTIMANAGER TECHNOLOGY...............................   0.25%         B         $122.85        --
MULTIMANAGER TECHNOLOGY...............................   0.50%         B         $119.81         1
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $117.42         3
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $133.23        --
MULTIMANAGER TECHNOLOGY...............................   0.80%         B         $180.28        --
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $115.08        10
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $131.38        --
MULTIMANAGER TECHNOLOGY***............................   0.90%         B         $121.29        --
MULTIMANAGER TECHNOLOGY...............................   0.95%         B         $114.50        45
MULTIMANAGER TECHNOLOGY...............................   1.00%         B         $113.93        --
MULTIMANAGER TECHNOLOGY...............................   1.10%         B         $112.78        10
MULTIMANAGER TECHNOLOGY...............................   1.20%         B         $111.64       131
MULTIMANAGER TECHNOLOGY...............................   1.25%         B         $ 92.73        18
MULTIMANAGER TECHNOLOGY...............................   1.30%         B         $108.96         3
MULTIMANAGER TECHNOLOGY...............................   1.34%         B         $110.07       750
MULTIMANAGER TECHNOLOGY***............................   1.34%         B         $170.97         4
MULTIMANAGER TECHNOLOGY...............................   1.35%         B         $109.96         2
MULTIMANAGER TECHNOLOGY...............................   1.45%         B         $108.85         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.25%   SERVICE CLASS   $106.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.50%   SERVICE CLASS   $106.07        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.70%   SERVICE CLASS   $105.70        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.80%   SERVICE CLASS   $105.53        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.90%   SERVICE CLASS   $105.35        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.00%   SERVICE CLASS   $105.17        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.10%   SERVICE CLASS   $104.99        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.20%   SERVICE CLASS   $104.81         2

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.25%   ADVISOR CLASS   $114.35        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.50%   ADVISOR CLASS   $113.87        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.70%   ADVISOR CLASS   $113.48        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.80%   ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.90%   ADVISOR CLASS   $113.09         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.00%   ADVISOR CLASS   $112.90        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.10%   ADVISOR CLASS   $112.71        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.20%   ADVISOR CLASS   $112.52        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                               UNITS
                        CONTRACT                            OUTSTANDING
                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                        --------- -------------- ---------- -----------
TARGET 2015 ALLOCATION.   0.00%         B         $104.99        --
TARGET 2015 ALLOCATION.   0.25%         B         $103.60        --
TARGET 2015 ALLOCATION.   0.50%         B         $102.23        --
TARGET 2015 ALLOCATION.   0.70%         B         $101.14         1
TARGET 2015 ALLOCATION.   0.80%         B         $144.19        --
TARGET 2015 ALLOCATION.   0.90%         B         $100.06        14
TARGET 2015 ALLOCATION.   0.95%         B         $ 99.80         8
TARGET 2015 ALLOCATION.   1.00%         B         $ 99.53        --
TARGET 2015 ALLOCATION.   1.10%         B         $ 99.00         4
TARGET 2015 ALLOCATION.   1.20%         B         $ 98.46        22
TARGET 2015 ALLOCATION.   1.25%         B         $ 85.09        11
TARGET 2015 ALLOCATION.   1.30%         B         $ 93.48        --
TARGET 2015 ALLOCATION.   1.34%         B         $ 97.73       156
TARGET 2015 ALLOCATION.   1.35%         B         $ 97.67         1
TARGET 2015 ALLOCATION.   1.45%         B         $ 97.15        --

TARGET 2025 ALLOCATION.   0.00%         B         $101.46        --
TARGET 2025 ALLOCATION.   0.25%         B         $100.12        --
TARGET 2025 ALLOCATION.   0.50%         B         $ 98.80        --
TARGET 2025 ALLOCATION.   0.70%         B         $ 97.74         3
TARGET 2025 ALLOCATION.   0.80%         B         $151.51        --
TARGET 2025 ALLOCATION.   0.90%         B         $ 96.70        19
TARGET 2025 ALLOCATION.   0.95%         B         $ 96.44        10
TARGET 2025 ALLOCATION.   1.00%         B         $ 96.19        --
TARGET 2025 ALLOCATION.   1.10%         B         $ 95.67        13
TARGET 2025 ALLOCATION.   1.20%         B         $ 95.16        50
TARGET 2025 ALLOCATION.   1.25%         B         $ 80.89         9
TARGET 2025 ALLOCATION.   1.30%         B         $ 89.94        --
TARGET 2025 ALLOCATION.   1.34%         B         $ 94.44       202
TARGET 2025 ALLOCATION.   1.35%         B         $ 94.39        --
TARGET 2025 ALLOCATION.   1.45%         B         $ 93.88        --

TARGET 2035 ALLOCATION.   0.00%         B         $ 99.35        --
TARGET 2035 ALLOCATION.   0.25%         B         $ 98.03        --
TARGET 2035 ALLOCATION.   0.50%         B         $ 96.73        --
TARGET 2035 ALLOCATION.   0.70%         B         $ 95.70         2
TARGET 2035 ALLOCATION.   0.80%         B         $157.27        --
TARGET 2035 ALLOCATION.   0.90%         B         $ 94.68        13
TARGET 2035 ALLOCATION.   0.95%         B         $ 94.43         7
TARGET 2035 ALLOCATION.   1.00%         B         $ 94.18        --
TARGET 2035 ALLOCATION.   1.10%         B         $ 93.67        11
TARGET 2035 ALLOCATION.   1.20%         B         $ 93.17        45
TARGET 2035 ALLOCATION.   1.25%         B         $ 77.97         9
TARGET 2035 ALLOCATION.   1.30%         B         $ 87.66        --
TARGET 2035 ALLOCATION.   1.34%         B         $ 92.47       171
TARGET 2035 ALLOCATION.   1.35%         B         $ 92.42        --
TARGET 2035 ALLOCATION.   1.45%         B         $ 91.92        --

TARGET 2045 ALLOCATION.   0.00%         B         $ 96.35        --
TARGET 2045 ALLOCATION.   0.25%         B         $ 95.07        --
TARGET 2045 ALLOCATION.   0.50%         B         $ 93.82        --
TARGET 2045 ALLOCATION.   0.70%         B         $ 92.82        --
TARGET 2045 ALLOCATION.   0.80%         B         $162.44        --
TARGET 2045 ALLOCATION.   0.90%         B         $ 91.83         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
TARGET 2045 ALLOCATION................   0.95%         B         $ 91.58         5
TARGET 2045 ALLOCATION................   1.00%         B         $ 91.34        --
TARGET 2045 ALLOCATION................   1.10%         B         $ 90.85         8
TARGET 2045 ALLOCATION................   1.20%         B         $ 90.36        32
TARGET 2045 ALLOCATION................   1.25%         B         $ 74.41         3
TARGET 2045 ALLOCATION................   1.30%         B         $ 84.60        --
TARGET 2045 ALLOCATION................   1.34%         B         $ 89.68       122
TARGET 2045 ALLOCATION................   1.35%         B         $ 89.63        --
TARGET 2045 ALLOCATION................   1.45%         B         $ 89.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.25%      CLASS 2      $103.81        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%      CLASS 2      $103.37        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%      CLASS 2      $103.02        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%      CLASS 2      $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%      CLASS 2      $102.67         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%      CLASS 2      $102.49        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%      CLASS 2      $102.32         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%      CLASS 2      $102.14        63

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.00%   CLASS S SHARES  $ 83.66        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.25%   CLASS S SHARES  $ 83.52        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%   CLASS S SHARES  $ 83.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%   CLASS S SHARES  $ 83.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%   CLASS S SHARES  $ 83.23        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%   CLASS S SHARES  $ 83.18         2
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%   CLASS S SHARES  $ 83.15         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%   CLASS S SHARES  $ 83.12        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%   CLASS S SHARES  $ 83.07         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%   CLASS S SHARES  $ 83.02        17
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%   CLASS S SHARES  $ 82.99         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%   CLASS S SHARES  $ 82.94        44
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%   CLASS S SHARES  $ 82.88        --

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
**Contract charges reflect annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
***This Variable Investment Option is subject to a maximum expense limitation
   (See Note 7).


                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                AMERICAN CENTURY
                                                                    ALL ASSET   VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION*        FUND        ALLOCATION*    STRATEGY*
                                                                   -----------  ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   366,992      $ 14,865      $  4,938,646  $   387,015
  Expenses:
   Less: Asset-based charges......................................     237,564        12,372         4,682,658      367,704
   Less: Reduction for expense limitation.........................          --            --                --           --
                                                                   -----------      --------      ------------  -----------
   Net Expenses...................................................     237,564        12,372         4,682,658      367,704
                                                                   -----------      --------      ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................     129,428         2,493           255,988       19,311
                                                                   -----------      --------      ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     263,078        12,264        (4,475,318)     231,093
   Realized gain distribution from The Trusts.....................     566,880        19,622         9,297,872      458,405
                                                                   -----------      --------      ------------  -----------
  Net realized gain (loss)........................................     829,958        31,886         4,822,554      689,498
                                                                   -----------      --------      ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,112,108)      (52,670)      (38,727,822)  (1,867,333)
                                                                   -----------      --------      ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,282,150)      (20,784)      (33,905,268)  (1,177,835)
                                                                   -----------      --------      ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,152,722)     $(18,291)     $(33,649,280) $(1,158,524)
                                                                   ===========      ========      ============  ===========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,921,312       $  69,229
  Expenses:
   Less: Asset-based charges......................................     1,360,244          64,277
   Less: Reduction for expense limitation.........................            --              --
                                                                     -----------       ---------
   Net Expenses...................................................     1,360,244          64,277
                                                                     -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................       561,068           4,952
                                                                     -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,170,888          20,172
   Realized gain distribution from The Trusts.....................     2,200,640          85,969
                                                                     -----------       ---------
  Net realized gain (loss)........................................     3,371,528         106,141
                                                                     -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.    (3,341,680)       (283,295)
                                                                     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        29,848        (177,154)
                                                                     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   590,916       $(172,202)
                                                                     ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 32,759        $ 2,499,290    $  16,951  $ 27,171,376
  Expenses:
   Less: Asset-based charges......................................       22,233          2,000,223       16,605    22,372,957
   Less: Reduction for expense limitation.........................           --                 --           --    (4,947,035)
                                                                       --------        -----------    ---------  ------------
   Net Expenses...................................................       22,233          2,000,223       16,605    17,425,922
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       10,526            499,067          346     9,745,454
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        9,158           (951,441)     (59,734)  (26,377,560)
   Realized gain distribution from The Trusts.....................       25,098          3,757,085       22,731    37,842,918
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................       34,256          2,805,644      (37,003)   11,465,358
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (51,339)        (6,722,347)     (86,659)  (72,874,301)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (17,083)        (3,916,703)    (123,662)  (61,408,943)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (6,557)       $(3,417,636)   $(123,316) $(51,663,489)
                                                                       ========        ===========    =========  ============

                                                                    AXA MODERATE-   AXA TACTICAL
                                                                   PLUS ALLOCATION* MANAGER 2000*
                                                                   ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 12,094,362     $     291
  Expenses:
   Less: Asset-based charges......................................     10,597,827        13,247
   Less: Reduction for expense limitation.........................             --            --
                                                                     ------------     ---------
   Net Expenses...................................................     10,597,827        13,247
                                                                     ------------     ---------

NET INVESTMENT INCOME (LOSS)......................................      1,496,535       (12,956)
                                                                     ------------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (39,084,742)      (39,394)
   Realized gain distribution from The Trusts.....................     21,673,353        25,900
                                                                     ------------     ---------
  Net realized gain (loss)........................................    (17,411,389)      (13,494)
                                                                     ------------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (37,194,527)     (125,693)
                                                                     ------------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (54,605,916)     (139,187)
                                                                     ------------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(53,109,381)    $(152,143)
                                                                     ============     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                              AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN
                                                                   MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*
                                                                   ------------ ------------ -------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $     959    $  16,697     $  45,167        $         --
  Expenses:
   Less: Asset-based charges......................................     26,462       32,187        24,767           4,072,287
   Less: Reduction for expense limitation.........................         --           --            --                  --
                                                                    ---------    ---------     ---------        ------------
   Net Expenses...................................................     26,462       32,187        24,767           4,072,287
                                                                    ---------    ---------     ---------        ------------

NET INVESTMENT INCOME (LOSS)......................................    (25,503)     (15,490)       20,400          (4,072,287)
                                                                    ---------    ---------     ---------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (24,099)      45,006       (31,888)         14,591,389
   Realized gain distribution from The Trusts.....................     57,164       42,458        19,375          12,178,600
                                                                    ---------    ---------     ---------        ------------
  Net realized gain (loss)........................................     33,065       87,464       (12,513)         26,769,989
                                                                    ---------    ---------     ---------        ------------

  Change in unrealized appreciation (depreciation) of investments.   (372,562)    (262,625)     (527,359)        (27,399,164)
                                                                    ---------    ---------     ---------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (339,497)    (175,161)     (539,872)           (629,175)
                                                                    ---------    ---------     ---------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(365,000)   $(190,651)    $(519,472)       $ (4,701,462)
                                                                    =========    =========     =========        ============

                                                                   EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                   SMALL CAP VALUE BASIC VALUE
                                                                        CORE*        EQUITY*
                                                                   --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    19,887   $  5,146,059
  Expenses:
   Less: Asset-based charges......................................       190,041      5,238,338
   Less: Reduction for expense limitation.........................            --             --
                                                                     -----------   ------------
   Net Expenses...................................................       190,041      5,238,338
                                                                     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................      (170,154)       (92,279)
                                                                     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,245,770    (17,546,709)
   Realized gain distribution from The Trusts.....................            --             --
                                                                     -----------   ------------
  Net realized gain (loss)........................................     1,245,770    (17,546,709)
                                                                     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (2,698,932)      (571,028)
                                                                     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,453,162)   (18,117,737)
                                                                     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,623,316)  $(18,210,016)
                                                                     ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                                                       INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                                                   --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,054,047    $  90,071   $ 1,148,843   $ 30,051,149
  Expenses:
   Less: Asset-based charges......................................       726,875      306,232     2,099,567     29,478,963
   Less: Reduction for expense limitation.........................            --           --            --     (1,786,315)
                                                                     -----------    ---------   -----------   ------------
   Net Expenses...................................................       726,875      306,232     2,099,567     27,692,648
                                                                     -----------    ---------   -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................       327,172     (216,161)     (950,724)     2,358,501
                                                                     -----------    ---------   -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
   Realized gain distribution from The Trusts.....................            --           --            --             --
                                                                     -----------    ---------   -----------   ------------
  Net realized gain (loss)........................................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
                                                                     -----------    ---------   -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.       (64,453)     488,486     8,749,797     16,325,355
                                                                     -----------    ---------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,186,241)    (110,287)    5,380,628    (10,481,626)
                                                                     -----------    ---------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (859,069)   $(326,448)  $ 4,429,904   $ (8,123,125)
                                                                     ===========    =========   ===========   ============

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK
                                                                      INDEX*        VENTURE*
                                                                   ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,302,794     $    83,418
  Expenses:
   Less: Asset-based charges......................................   1,567,810         348,024
   Less: Reduction for expense limitation.........................          --              --
                                                                   -----------     -----------
   Net Expenses...................................................   1,567,810         348,024
                                                                   -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     734,984        (264,606)
                                                                   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (3,003,652)      2,525,168
   Realized gain distribution from The Trusts.....................          --              --
                                                                   -----------     -----------
  Net realized gain (loss)........................................  (3,003,652)      2,525,168
                                                                   -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.   6,541,464      (3,942,795)
                                                                   -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,537,812      (1,417,627)
                                                                   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 4,272,796     $(1,682,233)
                                                                   ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                   EQ/FRANKLIN
                                                                   EQ/EQUITY 500 EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                                      INDEX*          PLUS*          BALANCED*     ALLOCATION*
                                                                   ------------- ---------------- ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $13,189,595    $    907,398     $ 2,470,185    $   904,480
  Expenses:
   Less: Asset-based charges......................................   10,262,636       4,517,455         983,530        632,746
   Less: Reduction for expense limitation.........................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
   Net Expenses...................................................   10,262,636       4,517,455         983,530        632,746
                                                                    -----------    ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    2,926,959      (3,610,057)      1,486,655        271,734
                                                                    -----------    ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
   Realized gain distribution from The Trusts.....................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
  Net realized gain (loss)........................................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
                                                                    -----------    ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (1,949,901)     (8,979,323)        418,488     (2,398,689)
                                                                    -----------    ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,048,106     (21,268,920)     (2,326,073)    (3,162,012)
                                                                    -----------    ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 3,975,065    $(24,878,977)    $  (839,418)   $(2,890,278)
                                                                    ===========    ============     ===========    ===========

                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                   AND ACQUISITIONS* COMPANY VALUE*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $    36,411     $    279,937
  Expenses:
   Less: Asset-based charges......................................        253,735        4,663,035
   Less: Reduction for expense limitation.........................             --               --
                                                                      -----------     ------------
   Net Expenses...................................................        253,735        4,663,035
                                                                      -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................       (217,324)      (4,383,098)
                                                                      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        742,792       28,353,810
   Realized gain distribution from The Trusts.....................        724,769        4,038,676
                                                                      -----------     ------------
  Net realized gain (loss)........................................      1,467,561       32,392,486
                                                                      -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     (1,261,342)     (45,736,303)
                                                                      -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        206,219      (13,343,817)
                                                                      -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $   (11,105)    $(17,726,915)
                                                                      ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   EQ/INTERMEDIATE
                                                                   EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND
                                                                       PLUS*       SECTOR EQUITY*      INDEX*
                                                                   -------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $2,758,612     $  7,124,310     $  554,038
  Expenses:
   Less: Asset-based charges......................................      998,208        5,307,334      1,192,725
   Less: Reduction for expense limitation.........................           --               --         (5,281)
                                                                     ----------     ------------     ----------
   Net Expenses...................................................      998,208        5,307,334      1,187,444
                                                                     ----------     ------------     ----------

NET INVESTMENT INCOME (LOSS)......................................    1,760,404        1,816,976       (633,406)
                                                                     ----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      788,516      (12,023,887)       320,881
   Realized gain distribution from The Trusts.....................      284,544               --             --
                                                                     ----------     ------------     ----------
  Net realized gain (loss)........................................    1,073,060      (12,023,887)       320,881
                                                                     ----------     ------------     ----------

  Change in unrealized appreciation (depreciation) of investments.     (436,441)     (45,247,524)     4,141,063
                                                                     ----------     ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      636,619      (57,271,411)     4,461,944
                                                                     ----------     ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $2,397,023     $(55,454,435)    $3,828,538
                                                                     ==========     ============     ==========

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,894,069     $ 13,617,871     $  4,590,381
  Expenses:
   Less: Asset-based charges......................................      1,808,675        6,039,524        3,073,369
   Less: Reduction for expense limitation.........................             --               --               --
                                                                     ------------     ------------     ------------
   Net Expenses...................................................      1,808,675        6,039,524        3,073,369
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................      2,085,394        7,578,347        1,517,012
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,894,704)     (26,743,984)     (27,918,441)
   Realized gain distribution from The Trusts.....................             --               --               --
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................     (6,894,704)     (26,743,984)     (27,918,441)
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (21,642,141)     (40,823,026)     (15,263,773)
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (28,536,845)     (67,567,010)     (43,182,214)
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(26,451,451)    $(59,988,663)    $(41,665,202)
                                                                     ============     ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   490,796       $ 155,963      $ 1,070,318  $    962,880
  Expenses:
   Less: Asset-based charges......................................      615,594         194,544        1,581,992     3,153,201
   Less: Reduction for expense limitation.........................           --              --               --            --
                                                                    -----------       ---------      -----------  ------------
   Net Expenses...................................................      615,594         194,544        1,581,992     3,153,201
                                                                    -----------       ---------      -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     (124,798)        (38,581)        (511,674)   (2,190,321)
                                                                    -----------       ---------      -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,479,571)       (733,527)       4,003,589    11,477,691
   Realized gain distribution from The Trusts.....................           --         462,717               --            --
                                                                    -----------       ---------      -----------  ------------
  Net realized gain (loss)........................................   (5,479,571)       (270,810)       4,003,589    11,477,691
                                                                    -----------       ---------      -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.    2,446,530        (510,019)      (2,093,917)  (18,354,576)
                                                                    -----------       ---------      -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (3,033,041)       (780,829)       1,909,672    (6,876,885)
                                                                    -----------       ---------      -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(3,157,839)      $(819,410)     $ 1,397,998  $ (9,067,206)
                                                                    ===========       =========      ===========  ============

                                                                   EQ/LARGE CAP EQ/LARGE CAP
                                                                   VALUE INDEX* VALUE PLUS*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  509,522  $  9,962,210
  Expenses:
   Less: Asset-based charges......................................     359,550    10,017,531
   Less: Reduction for expense limitation.........................          --            --
                                                                    ----------  ------------
   Net Expenses...................................................     359,550    10,017,531
                                                                    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     149,972       (55,321)
                                                                    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,765,812   (73,868,687)
   Realized gain distribution from The Trusts.....................          --            --
                                                                    ----------  ------------
  Net realized gain (loss)........................................   1,765,812   (73,868,687)
                                                                    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.     133,059    28,991,504
                                                                    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,898,871   (44,877,183)
                                                                    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,048,843  $(44,932,504)
                                                                    ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      EQ/MFS
                                                                   EQ/LORD ABBETT  INTERNATIONAL
                                                                   LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                                   --------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   306,011   $    446,398    $  2,027,279
  Expenses:
   Less: Asset-based charges......................................       545,376        858,384       4,177,196
   Less: Reduction for expense limitation.........................            --             --              --
                                                                     -----------   ------------    ------------
   Net Expenses...................................................       545,376        858,384       4,177,196
                                                                     -----------   ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      (239,365)      (411,986)     (2,149,917)
                                                                     -----------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,069,132      6,012,328     (18,441,002)
   Realized gain distribution from The Trusts.....................            --      1,828,234              --
                                                                     -----------   ------------    ------------
  Net realized gain (loss)........................................     3,069,132      7,840,562     (18,441,002)
                                                                     -----------   ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.    (7,462,522)   (15,801,239)      9,588,070
                                                                     -----------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,393,390)    (7,960,677)     (8,852,932)
                                                                     -----------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(4,632,755)  $ (8,372,663)   $(11,002,849)
                                                                     ===========   ============    ============

                                                                   EQ/MID CAP VALUE                    EQ/MONTAG &
                                                                        PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,847,515     $    12,043      $   192,046
  Expenses:
   Less: Asset-based charges......................................      5,972,695       1,406,473          495,422
   Less: Reduction for expense limitation.........................             --              --               --
                                                                     ------------     -----------      -----------
   Net Expenses...................................................      5,972,695       1,406,473          495,422
                                                                     ------------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,125,180)     (1,394,430)        (303,376)
                                                                     ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (12,214,715)            283        3,702,704
   Realized gain distribution from The Trusts.....................             --              --               --
                                                                     ------------     -----------      -----------
  Net realized gain (loss)........................................    (12,214,715)            283        3,702,704
                                                                     ------------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    (33,642,474)        (12,801)      (2,773,412)
                                                                     ------------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (45,857,189)        (12,518)         929,292
                                                                     ------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(47,982,369)    $(1,406,948)     $   625,916
                                                                     ============     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                       GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                                   --------------- --------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    492,218     $   259,549    $   390,720    $   649,490
  Expenses:
   Less: Asset-based charges......................................     2,468,975         372,835        602,531      1,663,570
   Less: Reduction for expense limitation.........................            --              --             --             --
                                                                    ------------     -----------    -----------    -----------
   Net Expenses...................................................     2,468,975         372,835        602,531      1,663,570
                                                                    ------------     -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,976,757)       (113,286)      (211,811)    (1,014,080)
                                                                    ------------     -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    22,681,385      (1,195,134)     3,420,505        649,685
   Realized gain distribution from The Trusts.....................    14,540,207              --             --             --
                                                                    ------------     -----------    -----------    -----------
  Net realized gain (loss)........................................    37,221,592      (1,195,134)     3,420,505        649,685
                                                                    ------------     -----------    -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (54,723,297)       (265,812)    (8,792,992)    (1,512,560)
                                                                    ------------     -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (17,501,705)     (1,460,946)    (5,372,487)      (862,875)
                                                                    ------------     -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(19,478,462)    $(1,574,232)   $(5,584,298)   $(1,876,955)
                                                                    ============     ===========    ===========    ===========

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                        PLUS*           INDEX*
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,604,662     $  1,248,152
  Expenses:
   Less: Asset-based charges......................................     1,867,080        2,345,840
   Less: Reduction for expense limitation.........................            --               --
                                                                     -----------     ------------
   Net Expenses...................................................     1,867,080        2,345,840
                                                                     -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................     1,737,582       (1,097,688)
                                                                     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (4,530,559)      (4,052,125)
   Realized gain distribution from The Trusts.....................            --       15,980,526
                                                                     -----------     ------------
  Net realized gain (loss)........................................    (4,530,559)      11,928,401
                                                                     -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     2,992,344      (20,321,282)
                                                                     -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,538,215)      (8,392,881)
                                                                     -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   199,367     $ (9,490,569)
                                                                     ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                                                   ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $   574,634     $   153,338    $   325,048
  Expenses:
   Less: Asset-based charges......................................     1,876,684         403,875         269,836        301,300
   Less: Reduction for expense limitation.........................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
   Net Expenses...................................................     1,876,684         403,875         269,836        301,300
                                                                     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,876,684)        170,759        (116,498)        23,748
                                                                     -----------     -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (206,698)        644,583         920,554        929,847
   Realized gain distribution from The Trusts.....................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
  Net realized gain (loss)........................................      (206,698)        644,583         920,554        929,847
                                                                     -----------     -----------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (3,004,834)     (3,903,762)     (1,577,193)    (1,730,649)
                                                                     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (3,211,532)     (3,259,179)       (656,639)      (800,802)
                                                                     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(5,088,216)    $(3,088,420)    $  (773,137)   $  (777,054)
                                                                     ===========     ===========     ===========    ===========

                                                                                  FIDELITY(R) VIP
                                                                   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                   OMEGA GROWTH*     PORTFOLIO
                                                                   -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $         --    $   574,632
  Expenses:
   Less: Asset-based charges......................................     1,158,374        574,437
   Less: Reduction for expense limitation.........................            --             --
                                                                    ------------    -----------
   Net Expenses...................................................     1,158,374        574,437
                                                                    ------------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,158,374)           195
                                                                    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     7,571,944        551,802
   Realized gain distribution from The Trusts.....................     1,641,899             --
                                                                    ------------    -----------
  Net realized gain (loss)........................................     9,213,843        551,802
                                                                    ------------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (15,708,514)    (3,552,175)
                                                                    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (6,494,671)    (3,000,373)
                                                                    ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (7,653,045)   $(3,000,178)
                                                                    ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                    EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                                                      PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND
                                                                   --------------- ------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 15,062          $     932          $  20,972
  Expenses:
   Less: Asset-based charges......................................       4,701             34,822             18,769
   Less: Reduction for expense limitation.........................          --                 --                 --
                                                                      --------          ---------          ---------
   Net Expenses...................................................       4,701             34,822             18,769
                                                                      --------          ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      10,361            (33,890)             2,203
                                                                      --------          ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,484             60,677            (30,733)
   Realized gain distribution from The Trusts.....................          --              7,324                 --
                                                                      --------          ---------          ---------
  Net realized gain (loss)........................................       7,484             68,001            (30,733)
                                                                      --------          ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (20,496)          (474,238)           (84,427)
                                                                      --------          ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (13,012)          (406,237)          (115,160)
                                                                      --------          ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (2,651)         $(440,127)         $(112,957)
                                                                      ========          =========          =========

                                                                    INVESCO V.I.
                                                                   DIVIDEND GROWTH INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                        FUND        REAL ESTATE FUND    YIELD FUND/(1)/
                                                                   --------------- ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   --          $   411,237         $     --
  Expenses:
   Less: Asset-based charges......................................        711              105,647           10,736
   Less: Reduction for expense limitation.........................         --                   --               --
                                                                       ------          -----------         --------
   Net Expenses...................................................       (711)             105,647           10,736
                                                                       ------          -----------         --------

NET INVESTMENT INCOME (LOSS)......................................       (711)             305,590          (10,736)
                                                                       ------          -----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      1,244              (82,669)          (9,770)
   Realized gain distribution from The Trusts.....................         --                   --               --
                                                                       ------          -----------         --------
  Net realized gain (loss)........................................      1,244              (82,669)          (9,770)
                                                                       ------          -----------         --------

  Change in unrealized appreciation (depreciation) of investments.      3,223           (1,181,739)          23,496
                                                                       ------          -----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,467           (1,264,408)          13,726
                                                                       ------          -----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $3,756          $  (958,818)        $  2,990
                                                                       ======          ===========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.
                                                                   INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                                    GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                                                   ------------- -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  23,797        $   5,411           $      --
  Expenses:
   Less: Asset-based charges......................................      48,781           61,878              38,320
   Less: Reduction for expense limitation.........................          --               --                  --
                                                                     ---------        ---------           ---------
   Net Expenses...................................................      48,781           61,878              38,320
                                                                     ---------        ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................     (24,984)         (56,467)            (38,320)
                                                                     ---------        ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,638           73,751            (137,187)
   Realized gain distribution from The Trusts.....................          --               --                  --
                                                                     ---------        ---------           ---------
  Net realized gain (loss)........................................       2,638           73,751            (137,187)
                                                                     ---------        ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.    (473,546)        (595,835)           (191,054)
                                                                     ---------        ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (470,908)        (522,084)           (328,241)
                                                                     ---------        ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(495,892)       $(578,551)          $(366,561)
                                                                     =========        =========           =========

                                                                   IVY FUNDS VIP IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                                      ENERGY           INCOME        CAP GROWTH/(1)/
                                                                   ------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --      $1,384,124         $     --
  Expenses:
   Less: Asset-based charges......................................      155,398         260,290           18,174
   Less: Reduction for expense limitation.........................           --              --               --
                                                                    -----------      ----------         --------
   Net Expenses...................................................      155,398         260,290           18,174
                                                                    -----------      ----------         --------

NET INVESTMENT INCOME (LOSS)......................................     (155,398)      1,123,834          (18,174)
                                                                    -----------      ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (113,451)       (231,815)         (63,768)
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                    -----------      ----------         --------
  Net realized gain (loss)........................................     (113,451)       (231,815)         (63,768)
                                                                    -----------      ----------         --------

  Change in unrealized appreciation (depreciation) of investments.   (1,874,179)       (456,502)          67,311
                                                                    -----------      ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,987,630)       (688,317)           3,543
                                                                    -----------      ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,143,028)     $  435,517         $(14,631)
                                                                    ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    LAZARD RETIREMENT     MFS(R)
                                                                    IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL
                                                                   SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO
                                                                   ---------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   4,375        $   989,879      $   236,457
  Expenses:
   Less: Asset-based charges......................................       15,602            438,550          227,671
   Less: Reduction for expense limitation.........................           --                 --               --
                                                                      ---------        -----------      -----------
   Net Expenses...................................................       15,602            438,550          227,671
                                                                      ---------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      (11,227)           551,329            8,786
                                                                      ---------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (152,768)          (756,474)         125,112
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                      ---------        -----------      -----------
  Net realized gain (loss)........................................     (152,768)          (756,474)         125,112
                                                                      ---------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      (99,753)        (7,559,136)      (1,156,303)
                                                                      ---------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (252,521)        (8,315,610)      (1,031,191)
                                                                      ---------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(263,748)       $(7,764,281)     $(1,022,405)
                                                                      =========        ===========      ===========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                        SERIES        TRUST SERIES       PORTFOLIO
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  2,741        $  23,007         $      --
  Expenses:
   Less: Asset-based charges......................................       13,331           34,806            76,111
   Less: Reduction for expense limitation.........................           --               --                --
                                                                       --------        ---------         ---------
   Net Expenses...................................................       13,331           34,806            76,111
                                                                       --------        ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................      (10,590)         (11,799)          (76,111)
                                                                       --------        ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       16,973           56,840            46,128
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                       --------        ---------         ---------
  Net realized gain (loss)........................................       16,973           56,840            46,128
                                                                       --------        ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.      (27,650)        (180,498)         (189,026)
                                                                       --------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (10,677)        (123,658)         (142,898)
                                                                       --------        ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(21,267)       $(135,457)        $(219,009)
                                                                       ========        =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MULTIMANAGER               MULTIMANAGER
                                                                   MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER INTERNATIONAL
                                                                        SERIES        EQUITY*      CORE BOND*     EQUITY*
                                                                   ---------------- ------------  ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $302,141     $    894,017  $ 2,900,897  $  1,036,989
  Expenses:
   Less: Asset-based charges......................................      110,180        7,870,596    1,405,257       829,965
   Less: Reduction for expense limitation.........................           --       (1,542,744)          --            --
                                                                       --------     ------------  -----------  ------------
   Net Expenses...................................................      110,180        6,327,852    1,405,257       829,965
                                                                       --------     ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      191,961       (5,433,835)   1,495,640       207,024
                                                                       --------     ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       88,981       (5,894,524)   1,597,599    (7,959,375)
   Realized gain distribution from The Trusts.....................           --               --    4,051,608            --
                                                                       --------     ------------  -----------  ------------
  Net realized gain (loss)........................................       88,981       (5,894,524)   5,649,207    (7,959,375)
                                                                       --------     ------------  -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.       17,015      (27,891,336)  (2,212,270)   (4,778,334)
                                                                       --------     ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,996      (33,785,860)   3,436,937   (12,737,709)
                                                                       --------     ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $297,957     $(39,219,695) $ 4,932,577  $(12,530,685)
                                                                       ========     ============  ===========  ============

                                                                    MULTIMANAGER
                                                                   LARGE CAP CORE   MULTIMANAGER
                                                                      EQUITY*     LARGE CAP VALUE*
                                                                   -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    43,506     $   523,324
  Expenses:
   Less: Asset-based charges......................................      185,699         672,023
   Less: Reduction for expense limitation.........................           --              --
                                                                    -----------     -----------
   Net Expenses...................................................      185,699         672,023
                                                                    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (142,193)       (148,699)
                                                                    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (979,653)     (2,218,231)
   Realized gain distribution from The Trusts.....................           --              --
                                                                    -----------     -----------
  Net realized gain (loss)........................................     (979,653)     (2,218,231)
                                                                    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.      (84,016)     (1,068,708)
                                                                    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,063,669)     (3,286,939)
                                                                    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,205,862)    $(3,435,638)
                                                                    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                     MULTIMANAGER MULTIMANAGER
                                                                   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                                                                     CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                                                                   ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --      $     12,066   $ 4,804,264  $        --
  Expenses:
   Less: Asset-based charges......................................       933,646           873,511     1,545,301      606,671
   Less: Reduction for expense limitation.........................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
   Net Expenses...................................................       933,646           873,511     1,545,301      606,671
                                                                     -----------      ------------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      (933,646)         (861,445)    3,258,963     (606,671)
                                                                     -----------      ------------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (535,570)          828,915    (7,293,340)     867,034
   Realized gain distribution from The Trusts.....................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
  Net realized gain (loss)........................................      (535,570)          828,915    (7,293,340)     867,034
                                                                     -----------      ------------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.    (4,684,186)       (9,970,029)    8,758,653   (8,288,175)
                                                                     -----------      ------------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (5,219,756)       (9,141,114)    1,465,313   (7,421,141)
                                                                     -----------      ------------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(6,153,402)     $(10,002,559)  $ 4,724,276  $(8,027,812)
                                                                     ===========      ============   ===========  ===========

                                                                     MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP VALUE* TECHNOLOGY*
                                                                   ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     81,059   $         --
  Expenses:
   Less: Asset-based charges......................................      1,580,979      1,568,439
   Less: Reduction for expense limitation.........................             --             --
                                                                     ------------   ------------
   Net Expenses...................................................      1,580,979      1,568,439
                                                                     ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (1,499,920)    (1,568,439)
                                                                     ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,985,670)    15,655,902
   Realized gain distribution from The Trusts.....................             --             --
                                                                     ------------   ------------
  Net realized gain (loss)........................................     (6,985,670)    15,655,902
                                                                     ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.     (3,750,544)   (20,998,243)
                                                                     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (10,736,214)    (5,342,341)
                                                                     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(12,236,134)  $ (6,910,780)
                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                          PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                    OPPENHEIMER MAIN  COMMODITYREALRETURN(R) TARGET 2015
                                                                   STREET FUND(R) /VA   STRATEGY PORTFOLIO   ALLOCATION*
                                                                   ------------------ ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  434             $ 188,890        $   335,826
  Expenses:
   Less: Asset-based charges......................................        1,273                15,393            273,967
   Less: Reduction for expense limitation.........................           --                    --                 --
                                                                         ------             ---------        -----------
   Net Expenses...................................................        1,273                15,393            273,967
                                                                         ------             ---------        -----------

NET INVESTMENT INCOME (LOSS)......................................         (839)              173,497             61,859
                                                                         ------             ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        1,411                 7,547          1,086,663
   Realized gain distribution from The Trusts.....................           --                    --            298,872
                                                                         ------             ---------        -----------
  Net realized gain (loss)........................................        1,411                 7,547          1,385,535
                                                                         ------             ---------        -----------

  Change in unrealized appreciation (depreciation) of investments.           76              (374,355)        (2,371,761)
                                                                         ------             ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        1,487              (366,808)          (986,226)
                                                                         ------             ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $  648             $(193,311)       $  (924,367)
                                                                         ======             =========        ===========


                                                                   TARGET 2025  TARGET 2035  TARGET 2045
                                                                   ALLOCATION*  ALLOCATION*  ALLOCATION*
                                                                   -----------  -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   420,377  $   332,722  $   212,444
  Expenses:
   Less: Asset-based charges......................................     365,991      292,858      201,191
   Less: Reduction for expense limitation.........................          --           --           --
                                                                   -----------  -----------  -----------
   Net Expenses...................................................     365,991      292,858      201,191
                                                                   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      54,386       39,864       11,253
                                                                   -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     406,206       16,206      456,129
   Realized gain distribution from The Trusts.....................     160,745      125,605      100,644
                                                                   -----------  -----------  -----------
  Net realized gain (loss)........................................     566,951      141,811      556,773
                                                                   -----------  -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,192,171)  (1,629,309)  (1,738,780)
                                                                   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,625,220)  (1,487,498)  (1,182,007)
                                                                   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,570,834) $(1,447,634) $(1,170,754)
                                                                   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES   VAN ECK VIP GLOBAL
                                                                         FUND       HARD ASSETS FUND/(1)/
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 230,863          $      --
  Expenses:
   Less: Asset-based charges......................................       52,465             26,188
   Less: Reduction for expense limitation.........................           --                 --
                                                                      ---------          ---------
   Net Expenses...................................................       52,465             26,188
                                                                      ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      178,398            (26,188)
                                                                      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       17,768           (164,006)
   Realized gain distribution from The Trusts.....................       26,848                 --
                                                                      ---------          ---------
  Net realized gain (loss)........................................       44,616           (164,006)
                                                                      ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (432,475)          (464,005)
                                                                      ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (387,859)          (628,011)
                                                                      ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(209,461)         $(654,199)
                                                                      =========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       ALL ASSET ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   129,428  $    82,514
  Net realized gain (loss) on investments...........................................     829,958      312,590
  Change in unrealized appreciation (depreciation) of investments...................  (2,112,108)     556,472
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,152,722)     951,576
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,315,623    2,183,904
   Transfers between funds including guaranteed interest account, net...............   9,144,962    7,065,969
   Transfers for contract benefits and terminations.................................    (924,474)    (316,477)
   Contract maintenance charges.....................................................     (13,291)      (3,758)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  14,522,820    8,929,638
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,528        1,904
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  13,372,626    9,883,118

NET ASSETS -- BEGINNING OF PERIOD                                                     11,926,261    2,043,143
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,298,887  $11,926,261
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         154           91
  Redeemed..........................................................................         (32)         (10)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         122           81
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS II
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                     AMERICAN CENTURY VP MID
                                                                                      CAP VALUE FUND (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,493   $  2,972
  Net realized gain (loss) on investments...........................................     31,886     (1,002)
  Change in unrealized appreciation (depreciation) of investments...................    (52,670)    41,650
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (18,291)    43,620
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,212,175    351,651
   Transfers between funds including guaranteed interest account, net...............     18,918     77,518
   Transfers for contract benefits and terminations.................................    (14,978)      (571)
   Contract maintenance charges.....................................................     (1,630)       (33)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  1,214,485    428,565
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         --
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,196,694    472,185

NET ASSETS -- BEGINNING OF PERIOD                                                       472,185         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $1,668,879   $472,185
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY CLASS II
  Issued............................................................................         13          5
  Redeemed..........................................................................         (1)        (1)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         12          4
                                                                                     ==========   ========

                                                                                     AXA AGGRESSIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    255,988  $  1,298,594
  Net realized gain (loss) on investments...........................................    4,822,554   (23,470,399)
  Change in unrealized appreciation (depreciation) of investments...................  (38,727,822)   58,710,032
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (33,649,280)   36,538,227
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   73,587,795    77,955,513
   Transfers between funds including guaranteed interest account, net...............  (17,662,204)     (304,606)
   Transfers for contract benefits and terminations.................................  (21,437,803)  (20,477,833)
   Contract maintenance charges.....................................................     (859,576)     (783,346)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   33,628,212    56,389,728
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       30,001         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................        8,933    92,933,955

NET ASSETS -- BEGINNING OF PERIOD                                                     357,012,245   264,078,290
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $357,021,178  $357,012,245
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          753           948
  Redeemed..........................................................................         (501)         (472)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          252           476
                                                                                     ============  ============

UNIT ACTIVITY CLASS II
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      AXA BALANCED STRATEGY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    19,311  $    78,118
  Net realized gain (loss) on investments...........................................     689,498      158,853
  Change in unrealized appreciation (depreciation) of investments...................  (1,867,333)   1,021,645
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,158,524)   1,258,616
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  14,627,881   14,675,323
   Transfers between funds including guaranteed interest account, net...............      93,067          393
   Transfers for contract benefits and terminations.................................    (757,882)    (364,275)
   Contract maintenance charges.....................................................    (222,322)     (56,216)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  13,740,744   14,255,225
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --          839
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,582,220   15,514,680

NET ASSETS -- BEGINNING OF PERIOD                                                     21,552,013    6,037,333
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $34,134,233  $21,552,013
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          15           10
  Redeemed..........................................................................         (13)         (11)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           2           (1)
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................         128          128
  Redeemed..........................................................................         (14)          (3)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         114          125
                                                                                     ===========  ===========

                                                                                     AXA CONSERVATIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    561,068   $  1,047,713
  Net realized gain (loss) on investments...........................................    3,371,528      3,008,231
  Change in unrealized appreciation (depreciation) of investments...................   (3,341,680)     1,110,527
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................      590,916      5,166,471
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,420,787     20,458,209
   Transfers between funds including guaranteed interest account, net...............    5,399,976      8,546,606
   Transfers for contract benefits and terminations.................................  (12,445,253)    (8,992,156)
   Contract maintenance charges.....................................................     (156,438)      (119,803)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............   12,219,072     19,892,856
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   12,809,988     25,059,327

NET ASSETS -- BEGINNING OF PERIOD                                                     103,215,334     78,156,007
                                                                                     ------------   ------------

NET ASSETS -- END OF PERIOD                                                          $116,025,322   $103,215,334
                                                                                     ============   ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --             --
  Redeemed..........................................................................           --             --
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................           --             --
                                                                                     ============   ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          375            384
  Redeemed..........................................................................         (265)          (207)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................          110            177
                                                                                     ============   ============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    4,952  $    9,986
  Net realized gain (loss) on investments...........................................    106,141      33,071
  Change in unrealized appreciation (depreciation) of investments...................   (283,295)    151,772
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (172,202)    194,829
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,578,304   2,439,028
   Transfers between funds including guaranteed interest account, net...............         --          --
   Transfers for contract benefits and terminations.................................   (137,373)    (40,925)
   Contract maintenance charges.....................................................    (38,612)    (11,135)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,402,319   2,386,968
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,230,117   2,581,797

NET ASSETS -- BEGINNING OF PERIOD                                                     3,722,458   1,140,661
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $5,952,575  $3,722,458
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23          24
  Redeemed..........................................................................         (2)         (3)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         21          21
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA CONSERVATIVE STRATEGY*
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   10,526    $    7,878
  Net realized gain (loss) on investments...........................................     34,256         7,253
  Change in unrealized appreciation (depreciation) of investments...................    (51,339)       24,661
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................     (6,557)       39,792
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,337,673     1,184,693
   Transfers between funds including guaranteed interest account, net...............     64,397       (10,830)
   Transfers for contract benefits and terminations.................................    (88,795)      (11,949)
   Contract maintenance charges.....................................................    (14,579)       (2,033)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,298,696     1,159,881
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      2,002           178
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,294,141     1,199,851

NET ASSETS -- BEGINNING OF PERIOD                                                     1,475,053       275,202
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $2,769,194    $1,475,053
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         --            --
                                                                                      ==========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         13            10
  Redeemed..........................................................................         (1)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         12            10
                                                                                      ==========   ==========

                                                                                        AXA CONSERVATIVE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    499,067  $  1,178,367
  Net realized gain (loss) on investments...........................................    2,805,644    (1,704,113)
  Change in unrealized appreciation (depreciation) of investments...................   (6,722,347)   10,793,897
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (3,417,636)   10,268,151
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   32,578,576    33,435,469
   Transfers between funds including guaranteed interest account, net...............   (4,624,449)    1,669,624
   Transfers for contract benefits and terminations.................................  (13,924,755)  (13,452,907)
   Contract maintenance charges.....................................................     (331,177)     (277,426)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   13,698,195    21,374,760
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   10,280,559    31,642,911

NET ASSETS -- BEGINNING OF PERIOD                                                     149,832,548   118,189,637
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $160,113,107  $149,832,548
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          406           462
  Redeemed..........................................................................         (292)         (274)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          114           188
                                                                                     ============  ============

                                                                                      AXA GROWTH STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $      346  $    5,093
  Net realized gain (loss) on investments...........................................    (37,003)     13,941
  Change in unrealized appreciation (depreciation) of investments...................    (86,659)     86,473
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (123,316)    105,507
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         --          --
   Transfers between funds including guaranteed interest account, net...............   (197,816)    (14,458)
   Transfers for contract benefits and terminations.................................    (37,188)    (30,298)
   Contract maintenance charges.....................................................         --          --
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............   (235,004)    (44,756)
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (13)         --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (358,333)     60,751

NET ASSETS -- BEGINNING OF PERIOD                                                     1,534,907   1,474,156
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $1,176,574  $1,534,907
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         15           6
  Redeemed..........................................................................        (17)         (7)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         (2)         (1)
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                        AXA MODERATE ALLOCATION*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    9,745,454  $   19,760,573
  Net realized gain (loss) on investments...........................................     11,465,358      12,503,339
  Change in unrealized appreciation (depreciation) of investments...................    (72,874,301)    102,080,469
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................    (51,663,489)    134,344,381
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    163,460,368     168,373,011
   Transfers between funds including guaranteed interest account, net...............    (65,737,429)    (25,144,572)
   Transfers for contract benefits and terminations.................................   (148,786,418)   (141,801,279)
   Contract maintenance charges.....................................................     (2,093,925)     (1,989,790)
   Adjustments to net assets allocated to contracts in payout period................        420,767        (435,039)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............    (52,736,637)       (997,669)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,009,349       1,884,344
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (103,390,777)    135,231,056

NET ASSETS -- BEGINNING OF PERIOD                                                     1,635,507,712   1,500,276,656
                                                                                     --------------  --------------

NET ASSETS -- END OF PERIOD                                                          $1,532,116,935  $1,635,507,712
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          1,716           2,135
  Redeemed..........................................................................         (2,839)         (2,724)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................         (1,123)           (589)
                                                                                     ==============  ==============

UNIT ACTIVITY CLASS B
  Issued............................................................................            650             620
  Redeemed..........................................................................           (402)           (282)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................            248             338
                                                                                     ==============  ==============

                                                                                          AXA MODERATE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,496,535  $  3,971,306
  Net realized gain (loss) on investments...........................................  (17,411,389)  (33,276,501)
  Change in unrealized appreciation (depreciation) of investments...................  (37,194,527)  103,286,611
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (53,109,381)   73,981,416
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  137,254,300   147,688,275
   Transfers between funds including guaranteed interest account, net...............  (43,912,940)  (14,382,009)
   Transfers for contract benefits and terminations.................................  (53,235,399)  (52,014,271)
   Contract maintenance charges.....................................................   (1,726,164)   (1,611,514)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   38,379,797    79,680,481
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,729,584)  153,661,897

NET ASSETS -- BEGINNING OF PERIOD                                                     822,471,110   668,809,213
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $807,741,526  $822,471,110
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................        1,288         1,598
  Redeemed..........................................................................         (997)         (943)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          291           655
                                                                                     ============  ============

                                                                                     AXA TACTICAL MANAGER
                                                                                           2000* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (12,956) $   (970)
  Net realized gain (loss) on investments...........................................    (13,494)   17,089
  Change in unrealized appreciation (depreciation) of investments...................   (125,693)   28,751
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (152,143)   44,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    426,327   151,386
   Transfers between funds including guaranteed interest account, net...............    655,110   219,907
   Transfers for contract benefits and terminations.................................    (53,599)      (74)
   Contract maintenance charges.....................................................       (797)      (30)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  1,027,041   371,189
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        485        15
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................    875,383   416,074

NET ASSETS -- BEGINNING OF PERIOD                                                       416,074        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $1,291,457  $416,074
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23         5
  Redeemed..........................................................................        (14)       (2)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................          9         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     AXA TACTICAL MANAGER
                                                                                           400* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (25,503) $ (2,024)
  Net realized gain (loss) on investments...........................................     33,065    24,024
  Change in unrealized appreciation (depreciation) of investments...................   (372,562)   48,960
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (365,000)   70,960
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    683,441   227,103
   Transfers between funds including guaranteed interest account, net...............  1,389,074   656,415
   Transfers for contract benefits and terminations.................................    (68,432)     (239)
   Contract maintenance charges.....................................................     (1,544)      (75)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,002,539   883,204
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        454        44
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,637,993   954,208

NET ASSETS -- BEGINNING OF PERIOD                                                       954,208        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,592,201  $954,208
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         31         9
  Redeemed..........................................................................        (14)       (1)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         17         8
                                                                                     ==========  ========

                                                                                      AXA TACTICAL MANAGER
                                                                                            500* (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (15,490) $     (472)
  Net realized gain (loss) on investments...........................................     87,464      17,926
  Change in unrealized appreciation (depreciation) of investments...................   (262,625)     66,469
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (190,651)     83,923
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,266,217     677,985
   Transfers between funds including guaranteed interest account, net...............  1,458,891     455,161
   Transfers for contract benefits and terminations.................................    (25,772)     (2,468)
   Contract maintenance charges.....................................................     (2,737)       (126)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,696,599   1,130,552
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        501         198
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,506,449   1,214,673

NET ASSETS -- BEGINNING OF PERIOD                                                     1,214,673          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,721,122  $1,214,673
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         32          11
  Redeemed..........................................................................         (7)         (1)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         25          10
                                                                                     ==========  ==========

                                                                                     AXA TACTICAL MANAGER
                                                                                      INTERNATIONAL* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   20,400  $  1,633
  Net realized gain (loss) on investments...........................................    (12,513)    7,891
  Change in unrealized appreciation (depreciation) of investments...................   (527,359)   22,006
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (519,472)   31,530
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,042,809   269,201
   Transfers between funds including guaranteed interest account, net...............  1,976,267   339,220
   Transfers for contract benefits and terminations.................................    (34,783)   (2,586)
   Contract maintenance charges.....................................................     (1,699)      (25)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,982,594   605,810
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,001       700
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,464,123   638,040

NET ASSETS -- BEGINNING OF PERIOD                                                       638,040        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,102,163  $638,040
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         34         8
  Redeemed..........................................................................         (5)       (3)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         29         5
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/ALLIANCEBERNSTEIN SMALL
                                                                                             CAP GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,072,287) $ (3,448,474)
  Net realized gain (loss) on investments...........................................   26,769,989    (3,388,695)
  Change in unrealized appreciation (depreciation) of investments...................  (27,399,164)   84,838,262
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (4,701,462)   78,001,093
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,330,559    17,454,369
   Transfers between funds including guaranteed interest account, net...............  (19,286,014)   (7,880,647)
   Transfers for contract benefits and terminations.................................  (25,791,776)  (23,647,699)
   Contract maintenance charges.....................................................     (280,794)     (287,999)
   Adjustments to net assets allocated to contracts in payout period................      133,893      (394,341)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (27,894,132)  (14,756,317)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (128,635)      441,786
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (32,724,229)   63,686,562

NET ASSETS -- BEGINNING OF PERIOD                                                     323,034,156   259,347,594
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $290,309,927  $323,034,156
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          261           286
  Redeemed..........................................................................         (372)         (358)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (111)          (72)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           69            60
  Redeemed..........................................................................          (94)          (81)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (25)          (21)
                                                                                     ============  ============

                                                                                     EQ/AXA FRANKLIN SMALL CAP
                                                                                            VALUE CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (170,154) $  (139,787)
  Net realized gain (loss) on investments...........................................   1,245,770    1,850,260
  Change in unrealized appreciation (depreciation) of investments...................  (2,698,932)     831,376
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,623,316)   2,541,849
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,598,545    1,818,139
   Transfers between funds including guaranteed interest account, net...............    (463,688)     516,837
   Transfers for contract benefits and terminations.................................  (1,267,230)    (879,150)
   Contract maintenance charges.....................................................     (12,375)     (12,863)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............    (144,748)   1,442,963
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,999           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,765,065)   3,984,812

NET ASSETS -- BEGINNING OF PERIOD                                                     15,616,287   11,631,475
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $13,851,222  $15,616,287
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................          63           94
  Redeemed..........................................................................         (63)         (82)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           12
                                                                                     ===========  ===========

                                                                                      EQ/BLACKROCK BASIC VALUE
                                                                                               EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    (92,279) $    110,521
  Net realized gain (loss) on investments...........................................  (17,546,709)  (14,589,250)
  Change in unrealized appreciation (depreciation) of investments...................     (571,028)   52,989,643
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (18,210,016)   38,510,914
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   48,369,750    44,282,109
   Transfers between funds including guaranteed interest account, net...............    5,757,066    14,535,743
   Transfers for contract benefits and terminations.................................  (30,557,786)  (28,019,514)
   Contract maintenance charges.....................................................     (345,940)     (328,994)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   23,223,090    30,469,344
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    5,013,074    68,980,258

NET ASSETS -- BEGINNING OF PERIOD                                                     397,728,369   328,748,111
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $402,741,443  $397,728,369
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          513           525
  Redeemed..........................................................................         (361)         (329)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          152           196
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/BOSTON ADVISORS EQUITY
                                                                                              INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   327,172  $   581,889
  Net realized gain (loss) on investments...........................................  (1,121,788)  (5,215,382)
  Change in unrealized appreciation (depreciation) of investments...................     (64,453)  11,655,520
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (859,069)   7,022,027
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,285,363    6,952,386
   Transfers between funds including guaranteed interest account, net...............  (3,328,642)  (2,502,997)
   Transfers for contract benefits and terminations.................................  (4,199,013)  (4,020,320)
   Contract maintenance charges.....................................................     (60,420)     (60,445)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,302,712)     368,624
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           91
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,161,781)   7,390,742
NET ASSETS -- BEGINNING OF PERIOD...................................................  57,714,034   50,323,292
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $55,552,253  $57,714,034
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         131          125
  Redeemed..........................................................................        (143)        (121)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)           4
                                                                                     ===========  ===========

                                                                                        EQ/CALVERT SOCIALLY
                                                                                           RESPONSIBLE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (216,161) $  (248,423)
  Net realized gain (loss) on investments...........................................    (598,773)    (848,470)
  Change in unrealized appreciation (depreciation) of investments...................     488,486    3,264,762
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (326,448)   2,167,869
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,993,313    2,902,438
   Transfers between funds including guaranteed interest account, net...............     205,342     (580,124)
   Transfers for contract benefits and terminations.................................  (1,352,899)  (1,186,695)
   Contract maintenance charges.....................................................     (32,712)     (32,644)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,813,044    1,102,975
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,486,596    3,270,844
NET ASSETS -- BEGINNING OF PERIOD...................................................  22,221,451   18,950,607
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,708,047  $22,221,451
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          69           55
  Redeemed..........................................................................         (48)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          21           16
                                                                                     ===========  ===========

                                                                                     EQ/CAPITAL GUARDIAN RESEARCH*
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (950,724)  $   (871,641)
  Net realized gain (loss) on investments...........................................   (3,369,169)    (6,115,143)
  Change in unrealized appreciation (depreciation) of investments...................    8,749,797     28,363,259
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................    4,429,904     21,376,475
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,016,785      9,722,040
   Transfers between funds including guaranteed interest account, net...............  (11,392,385)   (10,251,960)
   Transfers for contract benefits and terminations.................................  (15,066,165)   (13,138,142)
   Contract maintenance charges.....................................................     (126,667)      (138,738)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (17,568,432)   (13,806,800)
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,138,528)     7,569,675
NET ASSETS -- BEGINNING OF PERIOD...................................................  168,820,635    161,250,960
                                                                                     ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $155,682,107   $168,820,635
                                                                                     ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          115            124
  Redeemed..........................................................................         (256)          (254)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................         (141)          (130)
                                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/COMMON STOCK INDEX*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,358,501  $    1,709,100
  Net realized gain (loss) on investments...........................................    (26,806,981)    (67,795,305)
  Change in unrealized appreciation (depreciation) of investments...................     16,325,355     346,841,756
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................     (8,123,125)    280,755,551
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     63,856,345      73,526,012
   Transfers between funds including guaranteed interest account, net...............   (109,386,927)    (96,016,346)
   Transfers for contract benefits and terminations.................................   (187,366,102)   (183,876,034)
   Contract maintenance charges.....................................................     (1,602,267)     (1,768,922)
   Adjustments to net assets allocated to contracts in payout period................      1,455,896        (544,100)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............   (233,043,055)   (208,679,390)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         11,079       3,545,595
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (241,155,101)     75,621,756
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,170,918,655   2,095,296,899
                                                                                     --------------  --------------
NET ASSETS -- END OF PERIOD......................................................... $1,929,763,554  $2,170,918,655
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................            499             517
  Redeemed..........................................................................         (1,248)         (1,266)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (749)           (749)
                                                                                     ==============  ==============
UNIT ACTIVITY CLASS B
  Issued............................................................................            108             114
  Redeemed..........................................................................           (212)           (218)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (104)           (104)
                                                                                     ==============  ==============

                                                                                         EQ/CORE BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    734,984  $  1,183,871
  Net realized gain (loss) on investments...........................................   (3,003,652)   (3,793,605)
  Change in unrealized appreciation (depreciation) of investments...................    6,541,464     8,199,275
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,272,796     5,589,541
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,494,598    12,861,740
   Transfers between funds including guaranteed interest account, net...............   (6,569,546)   (5,064,207)
   Transfers for contract benefits and terminations.................................  (12,256,257)  (11,803,369)
   Contract maintenance charges.....................................................     (130,168)     (142,831)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,461,373)   (4,148,667)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,188,577)    1,440,874
NET ASSETS -- BEGINNING OF PERIOD...................................................  127,025,290   125,584,416
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $122,836,713  $127,025,290
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          196           218
  Redeemed..........................................................................         (268)         (253)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (72)          (35)
                                                                                     ============  ============

                                                                                     EQ/DAVIS NEW YORK VENTURE*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (264,606)  $  (100,423)
  Net realized gain (loss) on investments...........................................   2,525,168         2,000
  Change in unrealized appreciation (depreciation) of investments...................  (3,942,795)    2,712,799
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................  (1,682,233)    2,614,376
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,077,018     4,747,740
   Transfers between funds including guaranteed interest account, net...............  (2,708,026)    1,412,377
   Transfers for contract benefits and terminations.................................  (2,232,387)   (2,199,672)
   Contract maintenance charges.....................................................     (22,711)      (19,205)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    (886,106)    3,941,240
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           500
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,568,339)    6,556,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  28,092,063    21,535,947
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $25,523,724   $28,092,063
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          87           143
  Redeemed..........................................................................         (97)          (92)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (10)           51
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/EQUITY 500 INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,926,959  $  2,485,755
  Net realized gain (loss) on investments...........................................    2,998,007   (15,039,948)
  Change in unrealized appreciation (depreciation) of investments...................   (1,949,901)  105,857,109
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,975,065    93,302,916
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   55,499,279    60,166,859
   Transfers between funds including guaranteed interest account, net...............  (31,444,736)  (27,044,084)
   Transfers for contract benefits and terminations.................................  (62,956,233)  (61,630,215)
   Contract maintenance charges.....................................................     (699,124)     (743,337)
   Adjustments to net assets allocated to contracts in payout period................      260,413      (161,980)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (39,340,401)  (29,412,757)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (260,409)      161,981
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (35,625,745)   64,052,140
NET ASSETS -- BEGINNING OF PERIOD...................................................  799,097,280   735,045,140
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $763,471,535  $799,097,280
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          408           461
  Redeemed..........................................................................         (548)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (140)         (112)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          234           205
  Redeemed..........................................................................         (206)         (187)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           28            18
                                                                                     ============  ============

                                                                                       EQ/EQUITY GROWTH PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (3,610,057) $ (3,465,368)
  Net realized gain (loss) on investments...........................................  (12,289,597)  (17,152,389)
  Change in unrealized appreciation (depreciation) of investments...................   (8,979,323)   66,107,196
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (24,878,977)   45,489,439
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   30,968,243    39,321,366
   Transfers between funds including guaranteed interest account, net...............  (39,447,564)  (39,585,796)
   Transfers for contract benefits and terminations.................................  (26,925,810)  (27,333,685)
   Contract maintenance charges.....................................................     (377,653)     (416,540)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (35,782,784)  (28,014,655)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        4,000         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (60,657,761)   17,480,784
NET ASSETS -- BEGINNING OF PERIOD...................................................  371,772,948   354,292,164
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $311,115,187  $371,772,948
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          253           359
  Redeemed..........................................................................         (500)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (247)         (214)
                                                                                     ============  ============

                                                                                     EQ/FRANKLIN CORE BALANCED*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,486,655   $ 1,345,710
  Net realized gain (loss) on investments...........................................  (2,744,561)   (6,048,422)
  Change in unrealized appreciation (depreciation) of investments...................     418,488    11,966,210
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................    (839,418)    7,263,498
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,361,816     7,118,759
   Transfers between funds including guaranteed interest account, net...............  (5,997,756)   (5,380,529)
   Transfers for contract benefits and terminations.................................  (7,366,572)   (7,568,023)
   Contract maintenance charges.....................................................     (76,251)      (81,589)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (7,078,763)   (5,911,382)
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --            --
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (7,918,181)    1,352,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  78,747,316    77,395,200
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $70,829,135   $78,747,316
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         129           153
  Redeemed..........................................................................        (197)         (218)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (68)          (65)
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/FRANKLIN TEMPLETON
                                                                                            ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   271,734  $   359,223
  Net realized gain (loss) on investments...........................................    (763,323)  (2,929,095)
  Change in unrealized appreciation (depreciation) of investments...................  (2,398,689)   6,503,596
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (2,890,278)   3,933,724
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,073,011    7,108,797
   Transfers between funds including guaranteed interest account, net...............  (2,306,232)  (1,803,321)
   Transfers for contract benefits and terminations.................................  (3,105,504)  (2,843,153)
   Contract maintenance charges.....................................................     (72,409)     (72,908)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     588,866    2,389,415
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,905
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,301,412)   6,326,044
NET ASSETS -- BEGINNING OF PERIOD...................................................  48,732,199   42,406,155
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $46,430,787  $48,732,199
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         136          162
  Redeemed..........................................................................        (131)        (131)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           5           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO MERGERS AND
                                                                                           ACQUISITIONS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (217,324) $  (198,696)
  Net realized gain (loss) on investments...........................................   1,467,561      389,688
  Change in unrealized appreciation (depreciation) of investments...................  (1,261,342)   1,079,315
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................     (11,105)   1,270,307
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,842,087    1,942,539
   Transfers between funds including guaranteed interest account, net...............   1,199,821    2,931,906
   Transfers for contract benefits and terminations.................................  (1,853,565)  (1,342,341)
   Contract maintenance charges.....................................................     (15,194)     (13,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,173,149    3,518,521
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,162,044    4,788,828
NET ASSETS -- BEGINNING OF PERIOD...................................................  18,671,194   13,882,366
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $19,833,238  $18,671,194
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          56           67
  Redeemed..........................................................................         (48)         (36)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           8           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO SMALL COMPANY
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,383,098) $ (2,329,199)
  Net realized gain (loss) on investments...........................................   32,392,486     1,116,049
  Change in unrealized appreciation (depreciation) of investments...................  (45,736,303)   75,552,881
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (17,726,915)   74,339,731
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   54,005,905    43,035,995
   Transfers between funds including guaranteed interest account, net...............   12,170,326    36,790,634
   Transfers for contract benefits and terminations.................................  (22,077,554)  (17,114,960)
   Contract maintenance charges.....................................................     (317,086)     (261,949)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   43,781,591    62,449,720
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       14,916         4,583
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   26,069,592   136,794,034
NET ASSETS -- BEGINNING OF PERIOD...................................................  341,922,312   205,128,278
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $367,991,904  $341,922,312
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          712           769
  Redeemed..........................................................................         (461)         (356)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          251           413
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/GLOBAL BOND PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,760,404  $ 1,167,998
  Net realized gain (loss) on investments...........................................   1,073,060   (1,741,127)
  Change in unrealized appreciation (depreciation) of investments...................    (436,441)   3,661,433
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,397,023    3,088,304
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  10,771,381   11,300,718
   Transfers between funds including guaranteed interest account, net...............   4,328,898    7,757,292
   Transfers for contract benefits and terminations.................................  (7,357,308)  (6,334,518)
   Contract maintenance charges.....................................................     (54,115)     (46,139)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   7,688,856   12,677,353
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  10,085,879   15,765,657
NET ASSETS -- BEGINNING OF PERIOD...................................................  73,540,572   57,774,915
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $83,626,451  $73,540,572
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         237          260
  Redeemed..........................................................................        (172)        (154)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          65          106
                                                                                     ===========  ===========

                                                                                     EQ/GLOBAL MULTI-SECTOR EQUITY*
                                                                                     -----------------------------
                                                                                         2011            2010
                                                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,816,976    $   (694,855)
  Net realized gain (loss) on investments...........................................  (12,023,887)    (65,208,856)
  Change in unrealized appreciation (depreciation) of investments...................  (45,247,524)    107,057,501
                                                                                      ------------   ------------
  Net Increase (decrease) in net assets from operations.............................  (55,454,435)     41,153,790
                                                                                      ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   39,436,334      50,093,936
   Transfers between funds including guaranteed interest account, net...............  (44,723,705)    (22,970,553)
   Transfers for contract benefits and terminations.................................  (32,336,934)    (33,190,130)
   Contract maintenance charges.....................................................     (397,441)       (428,960)
   Adjustments to net assets allocated to contracts in payout period................           --              --
                                                                                      ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (38,021,746)     (6,495,707)
                                                                                      ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --              --
                                                                                      ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,476,181)     34,658,083
NET ASSETS -- BEGINNING OF PERIOD...................................................  448,407,838     413,749,755
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $354,931,657    $448,407,838
                                                                                      ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --              --
  Redeemed..........................................................................           --              --
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................           --              --
                                                                                      ============   ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          387             656
  Redeemed..........................................................................         (584)           (691)
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................         (197)            (35)
                                                                                      ============   ============

                                                                                     EQ/INTERMEDIATE GOVERNMENT
                                                                                             BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (633,406) $     86,827
  Net realized gain (loss) on investments...........................................      320,881       (89,707)
  Change in unrealized appreciation (depreciation) of investments...................    4,141,063     3,186,039
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,828,538     3,183,159
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    5,864,458     7,504,412
   Transfers between funds including guaranteed interest account, net...............   (1,907,385)   (3,939,687)
   Transfers for contract benefits and terminations.................................  (10,473,148)  (11,803,394)
   Contract maintenance charges.....................................................      (91,917)     (104,283)
   Adjustments to net assets allocated to contracts in payout period................       11,208        22,156
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,596,784)   (8,320,796)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (11,941)          726
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,780,187)   (5,136,911)
NET ASSETS -- BEGINNING OF PERIOD...................................................   98,509,078   103,645,989
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 95,728,891  $ 98,509,078
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           67            61
  Redeemed..........................................................................         (102)         (100)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (35)          (39)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................           46            40
  Redeemed..........................................................................          (47)          (52)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           (1)          (12)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/INTERNATIONAL CORE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,085,394  $    799,403
  Net realized gain (loss) on investments...........................................   (6,894,704)  (16,506,522)
  Change in unrealized appreciation (depreciation) of investments...................  (21,642,141)   26,869,302
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (26,451,451)   11,162,183
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,085,847    22,066,978
   Transfers between funds including guaranteed interest account, net...............  (10,955,378)       51,216
   Transfers for contract benefits and terminations.................................  (10,226,414)   (9,291,808)
   Contract maintenance charges.....................................................     (131,741)     (131,852)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (2,227,686)   12,694,534
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        2,001            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (28,677,136)   23,856,717
NET ASSETS -- BEGINNING OF PERIOD...................................................  148,586,946   124,730,229
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $119,909,810  $148,586,946
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          271           382
  Redeemed..........................................................................         (289)         (255)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (18)          127
                                                                                     ============  ============

                                                                                       EQ/INTERNATIONAL EQUITY
                                                                                                INDEX*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   7,578,347  $  5,610,690
  Net realized gain (loss) on investments...........................................   (26,743,984)  (37,800,030)
  Change in unrealized appreciation (depreciation) of investments...................   (40,823,026)   50,509,990
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (59,988,663)   18,320,650
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    29,469,000    36,439,952
   Transfers between funds including guaranteed interest account, net...............   (35,216,042)  (34,462,621)
   Transfers for contract benefits and terminations.................................   (38,960,063)  (43,585,460)
   Contract maintenance charges.....................................................      (449,557)     (524,953)
   Adjustments to net assets allocated to contracts in payout period................       331,368      (128,298)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (44,825,294)  (42,261,380)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (307,744)      231,492
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (105,121,701)  (23,709,238)
NET ASSETS -- BEGINNING OF PERIOD...................................................   499,638,758   523,347,996
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 394,517,057  $499,638,758
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           351           421
  Redeemed..........................................................................          (649)         (730)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (298)          309
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            61            90
  Redeemed..........................................................................          (138)         (152)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (77)          (62)
                                                                                     =============  ============

                                                                                       EQ/INTERNATIONAL VALUE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,517,012  $ (1,281,221)
  Net realized gain (loss) on investments...........................................  (27,918,441)  (27,741,994)
  Change in unrealized appreciation (depreciation) of investments...................  (15,263,773)   40,646,625
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (41,665,202)   11,623,410
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,438,632    27,719,527
   Transfers between funds including guaranteed interest account, net...............  (23,588,830)  (10,551,559)
   Transfers for contract benefits and terminations.................................  (19,392,865)  (20,970,278)
   Contract maintenance charges.....................................................     (238,187)     (272,401)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,781,250)   (4,074,711)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (62,446,452)    7,548,699
NET ASSETS -- BEGINNING OF PERIOD...................................................  260,495,547   252,946,848
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $198,049,095  $260,495,547
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          263           386
  Redeemed..........................................................................         (428)         (417)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (165)          (31)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/JPMORGAN VALUE
                                                                                          OPPORTUNITIES*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (124,798) $     8,812
  Net realized gain (loss) on investments...........................................  (5,479,571)  (5,901,870)
  Change in unrealized appreciation (depreciation) of investments...................   2,446,530   10,734,949
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,157,839)   4,841,891
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,662,190    3,629,330
   Transfers between funds including guaranteed interest account, net...............  (2,161,250)     757,321
   Transfers for contract benefits and terminations.................................  (4,189,261)  (4,007,081)
   Contract maintenance charges.....................................................     (43,409)     (46,268)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (2,731,730)     333,302
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (5,889,569)   5,175,193
NET ASSETS -- BEGINNING OF PERIOD...................................................  49,156,623   43,981,430
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $43,267,054  $49,156,623
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          74           95
  Redeemed..........................................................................         (98)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (24)           8
                                                                                     ===========  ===========

                                                                                      EQ/LARGE CAP CORE PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (38,581) $   (35,190)
  Net realized gain (loss) on investments...........................................    (270,810)    (362,054)
  Change in unrealized appreciation (depreciation) of investments...................    (510,019)   2,210,061
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (819,410)   1,812,817
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,247,277    1,942,914
   Transfers between funds including guaranteed interest account, net...............  (1,348,498)     227,416
   Transfers for contract benefits and terminations.................................  (1,390,143)  (1,185,428)
   Contract maintenance charges.....................................................     (11,691)     (12,658)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,503,055)     972,244
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,322,465)   2,785,061
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,127,026   13,341,965
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $13,804,561  $16,127,026
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          26           49
  Redeemed..........................................................................         (42)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (16)          10
                                                                                     ===========  ===========

                                                                                     EQ/LARGE CAP GROWTH INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (511,674) $   (388,205)
  Net realized gain (loss) on investments...........................................    4,003,589      (287,544)
  Change in unrealized appreciation (depreciation) of investments...................   (2,093,917)   16,262,601
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    1,397,998    15,586,852
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    7,555,526     7,768,499
   Transfers between funds including guaranteed interest account, net...............   (3,109,141)   (6,312,500)
   Transfers for contract benefits and terminations.................................  (10,205,367)   (9,712,218)
   Contract maintenance charges.....................................................     (119,867)     (128,834)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,878,849)   (8,385,053)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,480,851)    7,201,799
NET ASSETS -- BEGINNING OF PERIOD...................................................  123,039,339   115,837,540
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $118,558,488  $123,039,339
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          245           219
  Redeemed..........................................................................         (320)         (346)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (75)         (127)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/LARGE CAP GROWTH
                                                                                              PLUS*(E)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,190,321) $ (2,127,883)
  Net realized gain (loss) on investments...........................................   11,477,691     7,788,621
  Change in unrealized appreciation (depreciation) of investments...................  (18,354,576)   22,078,180
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,067,206)   27,738,918
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,213,773    13,768,974
   Transfers between funds including guaranteed interest account, net...............    4,547,125   (11,276,886)
   Transfers for contract benefits and terminations.................................  (19,266,781)  (18,963,278)
   Contract maintenance charges.....................................................     (253,584)     (267,875)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,759,467)  (16,739,065)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,826,673)   10,999,853
NET ASSETS -- BEGINNING OF PERIOD...................................................  240,125,355   229,125,502
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $225,298,682  $240,125,355
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          267           166
  Redeemed..........................................................................         (281)         (286)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (14)         (120)
                                                                                     ============  ============

                                                                                        EQ/LARGE CAP VALUE
                                                                                             INDEX*(F)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   149,972  $    33,655
  Net realized gain (loss) on investments...........................................   1,765,812   (3,674,980)
  Change in unrealized appreciation (depreciation) of investments...................     133,059    5,516,930
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,048,843    1,875,605
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    (262,152)   2,514,511
   Transfers between funds including guaranteed interest account, net...............  19,592,728   (1,258,637)
   Transfers for contract benefits and terminations.................................  (1,964,190)    (913,285)
   Contract maintenance charges.....................................................     (26,809)     (15,310)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,339,577      327,279
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,097
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  19,388,420    2,204,981
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,210,170   14,005,189
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $35,598,590  $16,210,170
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         464          103
  Redeemed..........................................................................        (124)         (95)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         340            8
                                                                                     ===========  ===========

                                                                                       EQ/LARGE CAP VALUE PLUS*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     (55,321) $    365,486
  Net realized gain (loss) on investments...........................................   (73,868,687)  (98,752,917)
  Change in unrealized appreciation (depreciation) of investments...................    28,991,504   183,972,373
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (44,932,504)   85,584,942
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    46,598,894    56,669,297
   Transfers between funds including guaranteed interest account, net...............   (59,246,151)  (63,345,100)
   Transfers for contract benefits and terminations.................................   (67,903,540)  (73,254,724)
   Contract maintenance charges.....................................................      (743,624)     (850,565)
   Adjustments to net assets allocated to contracts in payout period................       576,375      (100,162)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (80,718,046)  (80,881,254)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (576,376)      100,162
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (126,226,926)    4,803,850
NET ASSETS -- BEGINNING OF PERIOD...................................................   818,631,392   813,827,542
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 692,404,466  $818,631,392
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           522           690
  Redeemed..........................................................................        (1,184)       (1,401)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (662)         (711)
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            44            59
  Redeemed..........................................................................          (186)         (219)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (142)         (160)
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/LORD ABBETT LARGE CAP
                                                                                               CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (239,365) $  (259,795)
  Net realized gain (loss) on investments...........................................   3,069,132    1,316,134
  Change in unrealized appreciation (depreciation) of investments...................  (7,462,522)   3,347,234
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (4,632,755)   4,403,573
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,509,801    5,381,373
   Transfers between funds including guaranteed interest account, net...............     308,031    8,948,931
   Transfers for contract benefits and terminations.................................  (3,161,991)  (2,171,031)
   Contract maintenance charges.....................................................     (23,102)     (15,723)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,632,739   12,143,550
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,000,016)  16,547,123
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,758,358   24,211,235
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $39,758,342  $40,758,358
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         149          180
  Redeemed..........................................................................        (122)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          27          113
                                                                                     ===========  ===========

                                                                                     EQ/MFS INTERNATIONAL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (411,986)  $  (149,776)
  Net realized gain (loss) on investments...........................................    7,840,562    (1,872,504)
  Change in unrealized appreciation (depreciation) of investments...................  (15,801,239)    9,318,680
                                                                                     ------------   -----------
  Net Increase (decrease) in net assets from operations.............................   (8,372,663)    7,296,400
                                                                                     ------------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,587,619     6,621,763
   Transfers between funds including guaranteed interest account, net...............    2,503,672     9,916,526
   Transfers for contract benefits and terminations.................................   (4,989,422)   (3,945,682)
   Contract maintenance charges.....................................................      (47,451)      (41,554)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    6,054,418    12,551,053
                                                                                     ------------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,318,245)   19,847,453
NET ASSETS -- BEGINNING OF PERIOD...................................................   65,393,608    45,546,155
                                                                                     ------------   -----------
NET ASSETS -- END OF PERIOD......................................................... $ 63,075,363   $65,393,608
                                                                                     ============   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          187           220
  Redeemed..........................................................................         (145)         (125)
                                                                                     ------------   -----------
  Net Increase (Decrease)...........................................................           42            95
                                                                                     ============   ===========

                                                                                          EQ/MID CAP INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,149,917) $ (1,557,312)
  Net realized gain (loss) on investments...........................................  (18,441,002)  (25,466,831)
  Change in unrealized appreciation (depreciation) of investments...................    9,588,070    91,991,335
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (11,002,849)   64,967,192
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   29,286,056    32,968,257
   Transfers between funds including guaranteed interest account, net...............  (24,090,472)  (19,270,304)
   Transfers for contract benefits and terminations.................................  (23,349,654)  (20,674,833)
   Contract maintenance charges.....................................................     (309,254)     (324,145)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,463,324)   (7,301,025)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (29,466,173)   57,666,167
NET ASSETS -- BEGINNING OF PERIOD...................................................  331,995,503   274,329,336
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $302,529,330  $331,995,503
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          369           482
  Redeemed..........................................................................         (525)         (550)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (156)          (68)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/MID CAP VALUE PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,125,180) $ (1,369,094)
  Net realized gain (loss) on investments...........................................  (12,214,715)  (64,350,366)
  Change in unrealized appreciation (depreciation) of investments...................  (33,642,474)  153,017,919
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (47,982,369)   87,298,459
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   31,929,188    38,706,846
   Transfers between funds including guaranteed interest account, net...............  (39,716,416)  (39,060,393)
   Transfers for contract benefits and terminations.................................  (37,536,567)  (37,208,068)
   Contract maintenance charges.....................................................     (443,235)     (494,313)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (45,767,030)  (38,055,928)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,749,399)   49,242,531
NET ASSETS -- BEGINNING OF PERIOD...................................................  493,759,782   444,517,251
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $400,010,383  $493,759,782
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          284           397
  Redeemed..........................................................................         (575)         (663)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (291)         (266)
                                                                                     ============  ============

                                                                                          EQ/MONEY MARKET*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,394,430) $ (1,557,191)
  Net realized gain (loss) on investments...........................................          283       (27,675)
  Change in unrealized appreciation (depreciation) of investments...................      (12,801)       39,117
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,406,948)   (1,545,749)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   16,272,027    15,978,480
   Transfers between funds including guaranteed interest account, net...............    3,629,649    (9,203,042)
   Transfers for contract benefits and terminations.................................  (26,709,475)  (31,727,023)
   Contract maintenance charges.....................................................     (117,391)      166,371
   Adjustments to net assets allocated to contracts in payout period................       56,063       110,200
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,869,127)  (24,675,014)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       39,106      (267,940)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (8,236,969)  (26,488,703)
NET ASSETS -- BEGINNING OF PERIOD...................................................  113,905,646   140,394,349
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $105,668,677  $113,905,646
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................        3,401           804
  Redeemed..........................................................................       (3,341)       (1,170)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           60          (366)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................        5,489           284
  Redeemed..........................................................................       (4,935)         (336)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          554           (52)
                                                                                     ============  ============

                                                                                     EQ/MONTAG & CALDWELL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (303,376)   $  (240,624)
  Net realized gain (loss) on investments...........................................   3,702,704       (221,111)
  Change in unrealized appreciation (depreciation) of investments...................  (2,773,412)     3,091,944
                                                                                      -----------   -----------
  Net Increase (decrease) in net assets from operations.............................     625,916      2,630,209
                                                                                      -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,516,418      4,717,825
   Transfers between funds including guaranteed interest account, net...............  (4,164,046)     2,702,557
   Transfers for contract benefits and terminations.................................  (3,066,552)    (2,928,496)
   Contract maintenance charges.....................................................     (25,369)       (25,167)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,739,549)     4,466,719
                                                                                      -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         511             --
                                                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (3,113,122)     7,096,928
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,464,772     33,367,844
                                                                                      -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $37,351,650    $40,464,772
                                                                                      ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          68            138
  Redeemed..........................................................................         (98)          (100)
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................         (30)            38
                                                                                      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/MORGAN STANLEY MID CAP
                                                                                               GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,976,757) $ (1,329,309)
  Net realized gain (loss) on investments...........................................   37,221,592     9,526,054
  Change in unrealized appreciation (depreciation) of investments...................  (54,723,297)   24,597,898
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (19,478,462)   32,794,643
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   34,507,323    23,705,704
   Transfers between funds including guaranteed interest account, net...............   17,605,553    32,598,308
   Transfers for contract benefits and terminations.................................  (10,879,650)   (7,651,516)
   Contract maintenance charges.....................................................     (144,445)      (98,932)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   41,088,781    48,553,564
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           171
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   21,610,319    81,348,378

NET ASSETS -- BEGINNING OF PERIOD                                                     166,176,396    84,828,018
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $187,786,715  $166,176,396
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          626           596
  Redeemed..........................................................................         (377)         (261)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          249           335
                                                                                     ============  ============

                                                                                        EQ/MUTUAL LARGE CAP
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (113,286) $   164,168
  Net realized gain (loss) on investments...........................................  (1,195,134)  (2,642,471)
  Change in unrealized appreciation (depreciation) of investments...................    (265,812)   5,403,690
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,574,232)   2,925,387
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,831,744    3,545,852
   Transfers between funds including guaranteed interest account, net...............  (3,253,882)  (2,965,886)
   Transfers for contract benefits and terminations.................................  (2,603,706)  (2,290,840)
   Contract maintenance charges.....................................................     (38,821)     (41,885)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,064,665)  (1,752,759)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,638,897)   1,172,628

NET ASSETS -- BEGINNING OF PERIOD                                                     30,621,672   29,449,044
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,982,775  $30,621,672
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          47           65
  Redeemed..........................................................................         (81)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (34)         (22)
                                                                                     ===========  ===========

                                                                                      EQ/OPPENHEIMER GLOBAL*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (211,811) $  (173,991)
  Net realized gain (loss) on investments...........................................   3,420,505     (229,922)
  Change in unrealized appreciation (depreciation) of investments...................  (8,792,992)   4,496,006
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (5,584,298)   4,092,093
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   8,234,009    5,488,568
   Transfers between funds including guaranteed interest account, net...............  13,023,849    7,265,992
   Transfers for contract benefits and terminations.................................  (3,444,318)  (1,878,710)
   Contract maintenance charges.....................................................     (34,109)     (25,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,779,431   10,850,267
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,195,133   14,942,360

NET ASSETS -- BEGINNING OF PERIOD                                                     37,232,472   22,290,112
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $49,427,605  $37,232,472
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         291          195
  Redeemed..........................................................................        (122)         (81)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         169          114
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/PIMCO ULTRA SHORT
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,014,080) $ (1,397,846)
  Net realized gain (loss) on investments...........................................      649,685    (4,458,221)
  Change in unrealized appreciation (depreciation) of investments...................   (1,512,560)    5,236,570
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,876,955)     (619,497)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   14,714,829    22,474,217
   Transfers between funds including guaranteed interest account, net...............  (20,651,270)   (7,523,129)
   Transfers for contract benefits and terminations.................................  (14,103,131)  (15,943,608)
   Contract maintenance charges.....................................................     (112,549)     (119,565)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,152,121)   (1,112,085)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.            4            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (22,029,072)   (1,731,582)

NET ASSETS -- BEGINNING OF PERIOD                                                     146,027,132   147,758,714
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $123,998,060  $146,027,132
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................            3            11
  Redeemed..........................................................................           (3)          (11)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          278           483
  Redeemed..........................................................................         (464)         (495)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (186)          (12)
                                                                                     ============  ============

                                                                                        EQ/QUALITY BOND PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,737,582  $ 14,992,888
  Net realized gain (loss) on investments...........................................   (4,530,559)   (1,768,967)
  Change in unrealized appreciation (depreciation) of investments...................    2,992,344    (5,366,276)
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................      199,367     7,857,645
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,473,979    12,963,701
   Transfers between funds including guaranteed interest account, net...............  (12,790,959)   (6,960,632)
   Transfers for contract benefits and terminations.................................  (14,867,092)  (16,651,863)
   Contract maintenance charges.....................................................     (130,282)     (150,523)
   Adjustments to net assets allocated to contracts in payout period................       31,133       103,576
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,283,221)  (10,695,741)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (174,984)     (103,576)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,258,838)   (2,941,672)

NET ASSETS -- BEGINNING OF PERIOD                                                     155,862,020   158,803,692
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $137,603,182  $155,862,020
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           74           123
  Redeemed..........................................................................         (151)         (174)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (77)          (51)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           35            68
  Redeemed..........................................................................          (67)          (77)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (32)           (9)
                                                                                     ============  ============

                                                                                       EQ/SMALL COMPANY INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,097,688) $   (498,795)
  Net realized gain (loss) on investments...........................................   11,928,401   (17,107,096)
  Change in unrealized appreciation (depreciation) of investments...................  (20,321,282)   55,486,871
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,490,569)   37,880,980
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,540,139    20,918,349
   Transfers between funds including guaranteed interest account, net...............  (13,153,005)  (10,985,874)
   Transfers for contract benefits and terminations.................................  (13,316,406)  (11,970,727)
   Contract maintenance charges.....................................................     (171,786)     (181,372)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (9,101,058)   (2,219,624)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,591,627)   35,661,356

NET ASSETS -- BEGINNING OF PERIOD                                                     194,684,520   159,023,164
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $176,092,893  $194,684,520
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          206           273
  Redeemed..........................................................................         (260)         (287)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (54)          (14)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                               STOCK*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,876,684) $ (1,424,940)
  Net realized gain (loss) on investments...........................................     (206,698)   (2,802,618)
  Change in unrealized appreciation (depreciation) of investments...................   (3,004,834)   21,153,042
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (5,088,216)   16,925,484
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,981,481    19,415,086
   Transfers between funds including guaranteed interest account, net...............    3,941,259    10,770,280
   Transfers for contract benefits and terminations.................................   (8,591,224)   (7,125,578)
   Contract maintenance charges.....................................................     (128,453)     (110,085)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   18,203,063    22,949,703
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           (86)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   13,114,847    39,875,101

NET ASSETS -- BEGINNING OF PERIOD                                                     136,782,505    96,907,404
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $149,897,352  $136,782,505
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          427           457
  Redeemed..........................................................................         (250)         (215)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          177           242
                                                                                     ============  ============

                                                                                        EQ/TEMPLETON GLOBAL
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   170,759  $    63,608
  Net realized gain (loss) on investments...........................................     644,583   (2,947,614)
  Change in unrealized appreciation (depreciation) of investments...................  (3,903,762)   4,817,139
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,088,420)   1,933,133
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,806,874    5,574,565
   Transfers between funds including guaranteed interest account, net...............  (1,373,993)  (1,472,917)
   Transfers for contract benefits and terminations.................................  (2,377,790)  (2,525,974)
   Contract maintenance charges.....................................................     (44,866)     (44,234)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,010,225    1,531,440
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,078,195)   3,464,573

NET ASSETS -- BEGINNING OF PERIOD                                                     31,442,520   27,977,947
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $29,364,325  $31,442,520
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         103          128
  Redeemed..........................................................................         (91)        (110)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          12           18
                                                                                     ===========  ===========

                                                                                      EQ/UBS GROWTH & INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (116,498) $  (117,068)
  Net realized gain (loss) on investments...........................................     920,554   (1,595,271)
  Change in unrealized appreciation (depreciation) of investments...................  (1,577,193)   4,095,661
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (773,137)   2,383,322
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,380,835    2,024,182
   Transfers between funds including guaranteed interest account, net...............  (3,261,313)    (713,746)
   Transfers for contract benefits and terminations.................................  (1,384,733)  (1,473,352)
   Contract maintenance charges.....................................................     (15,951)     (16,687)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,281,162)    (179,603)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,054,299)   2,203,719

NET ASSETS -- BEGINNING OF PERIOD                                                     22,949,341   20,745,622
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $18,895,042  $22,949,341
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          37           66
  Redeemed..........................................................................         (66)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (29)          (1)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      EQ/VAN KAMPEN COMSTOCK*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    23,748  $     4,158
  Net realized gain (loss) on investments...........................................     929,847   (1,121,223)
  Change in unrealized appreciation (depreciation) of investments...................  (1,730,649)   3,851,791
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (777,054)   2,734,726
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,927,364    2,500,256
   Transfers between funds including guaranteed interest account, net...............      84,759      651,497
   Transfers for contract benefits and terminations.................................  (1,581,923)  (1,622,479)
   Contract maintenance charges.....................................................     (19,396)     (20,574)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     410,804    1,508,700
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,823
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................    (366,250)   4,246,249

NET ASSETS -- BEGINNING OF PERIOD                                                     23,240,856   18,994,607
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $22,874,606  $23,240,856
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          51           84
  Redeemed..........................................................................         (48)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           3           17
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,158,374) $  (704,011)
  Net realized gain (loss) on investments...........................................    9,213,843    2,483,993
  Change in unrealized appreciation (depreciation) of investments...................  (15,708,514)   7,873,233
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (7,653,045)   9,653,215
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,185,988    6,729,167
   Transfers between funds including guaranteed interest account, net...............   26,529,387   15,640,317
   Transfers for contract benefits and terminations.................................   (6,523,595)  (4,666,468)
   Contract maintenance charges.....................................................      (51,974)     (40,140)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   30,139,806   17,662,876
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   22,486,761   27,316,091

NET ASSETS -- BEGINNING OF PERIOD                                                      73,856,602   46,540,511
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 96,343,363  $73,856,602
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          503          339
  Redeemed..........................................................................         (234)        (162)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          269          177
                                                                                     ============  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

                                                                                     FIDELITY(R) VIP CONTRAFUND(R)
                                                                                           PORTFOLIO (A)
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $       195    $    83,069
  Net realized gain (loss) on investments...........................................     551,802         45,719
  Change in unrealized appreciation (depreciation) of investments...................  (3,552,175)       924,926
                                                                                      -----------    -----------
  Net Increase (decrease) in net assets from operations.............................  (3,000,178)     1,053,714
                                                                                      -----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  21,337,912      3,996,556
   Transfers between funds including guaranteed interest account, net...............  37,385,903     11,905,994
   Transfers for contract benefits and terminations.................................  (1,505,651)       (56,485)
   Contract maintenance charges.....................................................     (28,218)        (1,155)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------    -----------
  Net increase (decrease) in net assets from contractowners transactions............  57,189,946     15,844,910
                                                                                      -----------    -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (217)         1,015
                                                                                      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  54,189,551     16,899,639

NET ASSETS -- BEGINNING OF PERIOD                                                     16,899,639             --
                                                                                      -----------    -----------

NET ASSETS -- END OF PERIOD                                                          $71,089,190    $16,899,639
                                                                                      ===========    ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========    ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         559            150
  Redeemed..........................................................................         (56)            (3)
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................         503            147
                                                                                      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY(R) VIP EQUITY-
                                                                                     INCOME PORTFOLIO (A)
                                                                                     ----------------------
                                                                                       2011        2010
                                                                                      --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 10,361    $  1,932
  Net realized gain (loss) on investments...........................................    7,484       1,826
  Change in unrealized appreciation (depreciation) of investments...................  (20,496)     15,561
                                                                                      --------    --------
  Net Increase (decrease) in net assets from operations.............................   (2,651)     19,319
                                                                                      --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  464,883     162,774
   Transfers between funds including guaranteed interest account, net...............   11,233      10,219
   Transfers for contract benefits and terminations.................................   (4,721)         (7)
   Contract maintenance charges.....................................................   (1,161)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------    --------
  Net increase (decrease) in net assets from contractowners transactions............  470,234     172,986
                                                                                      --------    --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       --          --
                                                                                      --------    --------

INCREASE (DECREASE) IN NET ASSETS...................................................  467,583     192,305

NET ASSETS -- BEGINNING OF PERIOD                                                     192,305          --
                                                                                      --------    --------

NET ASSETS -- END OF PERIOD                                                          $659,888    $192,305
                                                                                      ========    ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................        5           2
  Redeemed..........................................................................       (1)         --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................        4           2
                                                                                      ========    ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========    ========

                                                                                     FIDELITY(R) VIP MID CAP
                                                                                          PORTFOLIO (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (33,890) $   (2,920)
  Net realized gain (loss) on investments...........................................     68,001       7,571
  Change in unrealized appreciation (depreciation) of investments...................   (474,238)    126,514
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (440,127)    131,165
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,764,153   1,246,608
   Transfers between funds including guaranteed interest account, net...............     83,114     196,159
   Transfers for contract benefits and terminations.................................    (40,856)     (4,391)
   Contract maintenance charges.....................................................     (6,298)        (97)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,800,113   1,438,279
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,360,985   1,569,444

NET ASSETS -- BEGINNING OF PERIOD                                                     1,569,444          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,930,429  $1,569,444
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         29          13
  Redeemed..........................................................................         (3)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         26          13
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

                                                                                     GOLDMAN SACHS VIT MID
                                                                                      CAP VALUE FUND (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,203  $    432
  Net realized gain (loss) on investments...........................................    (30,733)    2,210
  Change in unrealized appreciation (depreciation) of investments...................    (84,427)   34,311
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (112,957)   36,953
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,102,293   272,613
   Transfers between funds including guaranteed interest account, net...............  2,542,017    67,440
   Transfers for contract benefits and terminations.................................    (33,710)      (86)
   Contract maintenance charges.....................................................     (1,736)      (21)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  3,608,864   339,946
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        133        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  3,496,040   376,899

NET ASSETS -- BEGINNING OF PERIOD                                                       376,899        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,872,939  $376,899
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         44         3
  Redeemed..........................................................................         (4)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         40         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. DIVIDEND
                                                                                      GROWTH FUND (D)(G)
                                                                                     ---------------------
                                                                                             2011
                                                                                     ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)......................................................       $   (711)
  Net realized gain (loss) on investments...........................................          1,244
  Change in unrealized appreciation (depreciation) of investments...................          3,223
                                                                                           --------
  Net Increase (decrease) in net assets from operations.............................          3,756
                                                                                           --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         51,211
   Transfers between funds including guaranteed interest account, net...............         88,715
   Transfers for contract benefits and terminations.................................         (4,527)
   Contract maintenance charges.....................................................           (140)
   Adjustments to net assets allocated to contracts in payout period................             --
                                                                                           --------
  Net increase (decrease) in net assets from contractowners transactions............        135,259
                                                                                           --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.              4
                                                                                           --------

INCREASE (DECREASE) IN NET ASSETS...................................................        139,019

NET ASSETS -- BEGINNING OF PERIOD                                                                --
                                                                                           --------

NET ASSETS -- END OF PERIOD                                                                $139,019
                                                                                           ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................          1,703
  Redeemed..........................................................................           (166)
                                                                                           --------
  Net Increase (Decrease)...........................................................          1,537
                                                                                           ========

                                                                                     INVESCO V.I. GLOBAL REAL INVESCO V.I. HIGH
                                                                                         ESTATE FUND (A)       YIELD FUND (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   305,590  $    2,850     $  (10,736)
  Net realized gain (loss) on investments...........................................     (82,669)     10,872         (9,770)
  Change in unrealized appreciation (depreciation) of investments...................  (1,181,739)     72,834         23,496
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................    (958,818)     86,556          2,990
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,039,903     594,921        735,429
   Transfers between funds including guaranteed interest account, net...............   7,115,173   2,964,303      2,012,185
   Transfers for contract benefits and terminations.................................    (782,570)    (11,245)       (33,464)
   Contract maintenance charges.....................................................      (4,141)       (168)          (325)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............   9,368,365   3,547,811      2,713,825
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       1,900         101            503
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   8,411,447   3,634,468      2,717,318

NET ASSETS -- BEGINNING OF PERIOD                                                      3,634,468          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $12,045,915  $3,634,468     $2,717,318
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         120          35             52
  Redeemed..........................................................................         (35)         (2)           (24)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          85          33             28
                                                                                     ===========  ==========     ==========

                                                                                     INVESCO V.I. INTERNATIONAL
                                                                                         GROWTH FUND (A)
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (24,984)   $    4,721
  Net realized gain (loss) on investments...........................................      2,638         4,023
  Change in unrealized appreciation (depreciation) of investments...................   (473,546)       74,627
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (495,892)       83,371
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  3,505,169       968,726
   Transfers between funds including guaranteed interest account, net...............  4,199,814       212,108
   Transfers for contract benefits and terminations.................................    (60,638)         (939)
   Contract maintenance charges.....................................................     (5,474)          (98)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,638,871     1,179,797
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --           500
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,142,979     1,263,668

NET ASSETS -- BEGINNING OF PERIOD                                                     1,263,668            --
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $8,406,647    $1,263,668
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         89            12
  Redeemed..........................................................................        (12)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         77            12
                                                                                      ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. MID CAP CORE
                                                                                         EQUITY FUND (A)
                                                                                     ------------------------
                                                                                        2011         2010
                                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (56,467)  $   (3,199)
  Net realized gain (loss) on investments...........................................     73,751        3,524
  Change in unrealized appreciation (depreciation) of investments...................   (595,835)      92,677
                                                                                     ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (578,551)      93,002
                                                                                     ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,909,299      402,847
   Transfers between funds including guaranteed interest account, net...............  4,132,286    1,458,668
   Transfers for contract benefits and terminations.................................   (382,395)     (15,994)
   Contract maintenance charges.....................................................     (2,906)        (151)
   Adjustments to net assets allocated to contracts in payout period................         --           --
                                                                                     ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  5,656,284    1,845,370
                                                                                     ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999           --
                                                                                     ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  5,078,732    1,938,372

NET ASSETS -- BEGINNING OF PERIOD                                                     1,938,372           --
                                                                                     ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $7,017,104   $1,938,372
                                                                                     ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --           --
  Redeemed..........................................................................         --           --
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         --           --
                                                                                     ==========   ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................         65           17
  Redeemed..........................................................................        (14)          (1)
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         51           16
                                                                                     ==========   ==========

                                                                                     INVESCO V.I. SMALL CAP
                                                                                        EQUITY FUND (A)
                                                                                     --------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (38,320)  $ (1,559)
  Net realized gain (loss) on investments...........................................   (137,187)    13,047
  Change in unrealized appreciation (depreciation) of investments...................   (191,054)    57,945
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................   (366,561)    69,433
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    880,888    154,565
   Transfers between funds including guaranteed interest account, net...............  2,614,736    564,858
   Transfers for contract benefits and terminations.................................   (166,175)    (1,255)
   Contract maintenance charges.....................................................     (1,292)       (32)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  3,328,157    718,136
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        470         30
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,962,066    787,599

NET ASSETS -- BEGINNING OF PERIOD                                                       787,599         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $3,749,665   $787,599
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY SERIES II
  Issued............................................................................         67          7
  Redeemed..........................................................................        (39)        (2)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         28          5
                                                                                     ==========   ========

                                                                                          IVY FUNDS VIP
                                                                                            ENERGY (A)
                                                                                     -----------------------
                                                                                         2011        2010
                                                                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (155,398) $   (6,506)
  Net realized gain (loss) on investments...........................................    (113,451)     78,997
  Change in unrealized appreciation (depreciation) of investments...................  (1,874,179)    275,589
                                                                                     -----------  ----------
  Net Increase (decrease) in net assets from operations.............................  (2,143,028)    348,080
                                                                                     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,092,720     621,767
   Transfers between funds including guaranteed interest account, net...............  10,942,591   2,821,791
   Transfers for contract benefits and terminations.................................    (524,613)    (32,351)
   Contract maintenance charges.....................................................      (5,330)       (182)
   Adjustments to net assets allocated to contracts in payout period................          --          --
                                                                                     -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  14,505,368   3,411,025
                                                                                     -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         384         514
                                                                                     -----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,362,724   3,759,619

NET ASSETS -- BEGINNING OF PERIOD                                                      3,759,619          --
                                                                                     -----------  ----------

NET ASSETS -- END OF PERIOD                                                          $16,122,343  $3,759,619
                                                                                     ===========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         201          36
  Redeemed..........................................................................         (87)         (7)
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................         114          29
                                                                                     ===========  ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................          --          --
  Redeemed..........................................................................          --          --
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................          --          --
                                                                                     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        IVY FUNDS VIP HIGH    IVY FUNDS VIP MID
                                                                                            INCOME (A)         CAP GROWTH (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,123,834  $   (8,823)    $  (18,174)
  Net realized gain (loss) on investments...........................................    (231,815)     24,963        (63,768)
  Change in unrealized appreciation (depreciation) of investments...................    (456,502)     74,964         67,311
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................     435,517      91,104        (14,631)
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,852,447     956,168        804,009
   Transfers between funds including guaranteed interest account, net...............  20,930,471   4,655,205      5,060,132
   Transfers for contract benefits and terminations.................................  (1,545,945)    (20,900)       (56,733)
   Contract maintenance charges.....................................................      (8,244)       (242)          (451)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............  27,228,729   5,590,231      5,806,957
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,430         369             --
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  27,666,676   5,681,704      5,792,326

NET ASSETS -- BEGINNING OF PERIOD                                                      5,681,704          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $33,348,380  $5,681,704     $5,792,326
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         353          65             71
  Redeemed..........................................................................        (105)        (12)            (7)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................         248          53             64
                                                                                     ===========  ==========     ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................          --          --             --
  Redeemed..........................................................................          --          --             --
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          --          --             --
                                                                                     ===========  ==========     ==========

                                                                                      IVY FUNDS VIP SMALL
                                                                                        CAP GROWTH (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,227) $   (850)
  Net realized gain (loss) on investments...........................................   (152,768)      531
  Change in unrealized appreciation (depreciation) of investments...................    (99,753)   39,189
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (263,748)   38,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    805,338   220,952
   Transfers between funds including guaranteed interest account, net...............  1,980,788     8,265
   Transfers for contract benefits and terminations.................................    (31,888)     (406)
   Contract maintenance charges.....................................................     (1,104)      (10)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,753,134   228,801
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,489,386   267,671

NET ASSETS -- BEGINNING OF PERIOD                                                       267,671        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,757,057  $267,671
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         45         2
  Redeemed..........................................................................        (15)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         30         2
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

                                                                                         LAZARD RETIREMENT
                                                                                      EMERGING MARKETS EQUITY
                                                                                           PORTFOLIO (C)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   551,329  $   117,468
  Net realized gain (loss) on investments...........................................    (756,474)      30,515
  Change in unrealized appreciation (depreciation) of investments...................  (7,559,136)     263,453
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (7,764,281)     411,436
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  13,915,336    1,880,872
   Transfers between funds including guaranteed interest account, net...............  24,946,858   14,162,175
   Transfers for contract benefits and terminations.................................  (1,526,257)     (55,963)
   Contract maintenance charges.....................................................     (18,599)      (1,108)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  37,317,338   15,985,976
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         168          332
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  29,553,225   16,397,744

NET ASSETS -- BEGINNING OF PERIOD                                                     16,397,744           --
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $45,950,969  $16,397,744
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         474          161
  Redeemed..........................................................................        (119)         (17)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         355          144
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     MFS(R) INTERNATIONAL VALUE
                                                                                          PORTFOLIO (A)
                                                                                     -------------------------
                                                                                         2011         2010
                                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     8,786   $  (12,861)
  Net realized gain (loss) on investments...........................................     125,112       24,590
  Change in unrealized appreciation (depreciation) of investments...................  (1,156,303)     214,831
                                                                                     -----------   ----------
  Net Increase (decrease) in net assets from operations.............................  (1,022,405)     226,560
                                                                                     -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,025,890    1,389,850
   Transfers between funds including guaranteed interest account, net...............  18,684,625    4,510,852
   Transfers for contract benefits and terminations.................................    (932,803)     (24,688)
   Contract maintenance charges.....................................................     (13,023)        (487)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  24,764,689    5,875,527
                                                                                     -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,000           --
                                                                                     -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  23,744,284    6,102,087

NET ASSETS -- BEGINNING OF PERIOD                                                      6,102,087           --
                                                                                     -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $29,846,371   $6,102,087
                                                                                     ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         289           61
  Redeemed..........................................................................         (63)          (6)
                                                                                     -----------   ----------
  Net Increase (Decrease)...........................................................         226           55
                                                                                     ===========   ==========

                                                                                       MFS(R) INVESTORS
                                                                                     GROWTH STOCK SERIES (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (10,590)  $   (540)
  Net realized gain (loss) on investments...........................................     16,973        658
  Change in unrealized appreciation (depreciation) of investments...................    (27,650)    12,697
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (21,267)    12,815
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    972,849     75,193
   Transfers between funds including guaranteed interest account, net...............  1,343,249    225,722
   Transfers for contract benefits and terminations.................................    (56,538)        --
   Contract maintenance charges.....................................................       (822)       (20)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  2,258,738    300,895
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        489         11
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,237,960    313,721

NET ASSETS -- BEGINNING OF PERIOD                                                       313,721         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $2,551,681   $313,721
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          3
  Redeemed..........................................................................         (6)        --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         19          3
                                                                                     ==========   ========

                                                                                     MFS(R) INVESTORS TRUST
                                                                                           SERIES (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,799) $   (4,556)
  Net realized gain (loss) on investments...........................................     56,840       2,081
  Change in unrealized appreciation (depreciation) of investments...................   (180,498)    109,929
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (135,457)    107,454
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,262,778     608,136
   Transfers between funds including guaranteed interest account, net...............    651,437   1,034,105
   Transfers for contract benefits and terminations.................................   (135,925)     (1,750)
   Contract maintenance charges.....................................................     (2,854)       (131)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,775,436   1,640,360
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         33         200
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,640,012   1,748,014

NET ASSETS -- BEGINNING OF PERIOD                                                     1,748,014          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,388,026  $1,748,014
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          16
  Redeemed..........................................................................         (9)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         16          16
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        MFS(R) TECHNOLOGY
                                                                                          PORTFOLIO (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (76,111) $   (3,170)
  Net realized gain (loss) on investments...........................................     46,128      25,780
  Change in unrealized appreciation (depreciation) of investments...................   (189,026)     43,770
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (219,009)     66,380
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,817,533     199,043
   Transfers between funds including guaranteed interest account, net...............  6,707,120   1,715,830
   Transfers for contract benefits and terminations.................................   (652,846)     (7,764)
   Contract maintenance charges.....................................................     (2,215)        (65)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,869,592   1,907,044
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        498          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,651,081   1,973,424

NET ASSETS -- BEGINNING OF PERIOD                                                     1,973,424          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $9,624,505  $1,973,424
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        127          21
  Redeemed..........................................................................        (63)         (5)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         64          16
                                                                                     ==========  ==========

                                                                                     MFS(R) UTILITIES SERIES (C)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                      -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   191,961    $   (3,705)
  Net realized gain (loss) on investments...........................................      88,981        10,255
  Change in unrealized appreciation (depreciation) of investments...................      17,015        60,304
                                                                                      -----------   ----------
  Net Increase (decrease) in net assets from operations.............................     297,957        66,854
                                                                                      -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,211,562       127,191
   Transfers between funds including guaranteed interest account, net...............  15,248,077     1,886,177
   Transfers for contract benefits and terminations.................................    (482,570)      (12,341)
   Contract maintenance charges.....................................................      (2,906)          (63)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                      -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  17,974,163     2,000,964
                                                                                      -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         541            --
                                                                                      -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  18,272,661     2,067,818

NET ASSETS -- BEGINNING OF PERIOD                                                      2,067,818            --
                                                                                      -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $20,340,479    $2,067,818
                                                                                      ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         195            20
  Redeemed..........................................................................         (39)           (1)
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................         156            19
                                                                                      ===========   ==========

                                                                                       MULTIMANAGER AGGRESSIVE
                                                                                             EQUITY* (B)
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (5,433,835) $ (1,058,755)
  Net realized gain (loss) on investments...........................................    (5,894,524)  (18,591,492)
  Change in unrealized appreciation (depreciation) of investments...................   (27,891,336)  110,198,763
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (39,219,695)   90,548,516
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    18,244,271    19,398,448
   Transfers between funds including guaranteed interest account, net...............   (30,747,145)    6,540,704
   Transfers for contract benefits and terminations.................................   (54,652,161)  (51,432,937)
   Contract maintenance charges.....................................................      (589,041)     (625,952)
   Adjustments to net assets allocated to contracts in payout period................       218,103      (108,151)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (67,525,973)  (26,227,888)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (672,541)      477,256
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (107,418,209)   64,797,884

NET ASSETS -- BEGINNING OF PERIOD                                                      626,849,677   562,051,793
                                                                                     -------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 519,431,468  $626,849,677
                                                                                     =============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           545           889
  Redeemed..........................................................................        (1,305)       (1,339)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (760)         (450)
                                                                                     =============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................            31           150
  Redeemed..........................................................................           (95)          (62)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (64)           88
                                                                                     =============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................            --            --
  Redeemed..........................................................................            --            --
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................            --            --
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       MULTIMANAGER CORE BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,495,640  $  1,574,439
  Net realized gain (loss) on investments...........................................    5,649,207     2,641,856
  Change in unrealized appreciation (depreciation) of investments...................   (2,212,270)      120,226
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,932,577     4,336,521
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,802,336    11,904,861
   Transfers between funds including guaranteed interest account, net...............    4,829,382    18,931,667
   Transfers for contract benefits and terminations.................................  (12,171,924)  (10,350,843)
   Contract maintenance charges.....................................................      (78,067)      (73,621)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............    3,381,727    20,412,064
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    8,314,304    24,748,585

NET ASSETS -- BEGINNING OF PERIOD                                                     111,740,450    86,991,865
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $120,054,754  $111,740,450
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          285           351
  Redeemed..........................................................................         (259)         (199)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           26           152
                                                                                     ============  ============

                                                                                            MULTIMANAGER
                                                                                        INTERNATIONAL EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    207,024  $  1,172,233
  Net realized gain (loss) on investments...........................................   (7,959,375)  (11,273,751)
  Change in unrealized appreciation (depreciation) of investments...................   (4,778,334)   13,941,930
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,530,685)    3,840,412
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,965,641     6,375,981
   Transfers between funds including guaranteed interest account, net...............   (6,022,363)   (4,793,495)
   Transfers for contract benefits and terminations.................................   (6,951,591)   (7,171,491)
   Contract maintenance charges.....................................................      (57,920)      (68,881)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,066,233)   (5,657,886)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (20,596,918)   (1,817,474)

NET ASSETS -- BEGINNING OF PERIOD                                                      73,087,307    74,904,781
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 52,490,389  $ 73,087,307
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           79           109
  Redeemed..........................................................................         (142)         (154)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (63)          (45)
                                                                                     ============  ============

                                                                                      MULTIMANAGER LARGE CAP
                                                                                           CORE EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (142,193) $  (149,837)
  Net realized gain (loss) on investments...........................................    (979,653)  (1,097,537)
  Change in unrealized appreciation (depreciation) of investments...................     (84,016)   2,640,215
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,205,862)   1,392,841
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     794,421      940,870
   Transfers between funds including guaranteed interest account, net...............    (645,992)    (935,824)
   Transfers for contract benefits and terminations.................................  (1,344,031)  (1,385,993)
   Contract maintenance charges.....................................................     (12,268)     (13,655)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,207,870)  (1,394,602)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,413,732)      (1,761)

NET ASSETS -- BEGINNING OF PERIOD                                                     15,030,613   15,032,374
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $12,616,881  $15,030,613
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          28           20
  Redeemed..........................................................................         (40)         (33)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)         (13)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       MULTIMANAGER LARGE CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (148,699) $  (213,492)
  Net realized gain (loss) on investments...........................................   (2,218,231)  (5,898,995)
  Change in unrealized appreciation (depreciation) of investments...................   (1,068,708)  12,270,656
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (3,435,638)   6,158,169
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,511,534    5,166,483
   Transfers between funds including guaranteed interest account, net...............   (5,206,177)  (4,050,653)
   Transfers for contract benefits and terminations.................................   (5,823,846)  (5,429,140)
   Contract maintenance charges.....................................................      (50,128)     (54,701)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (6,568,617)  (4,368,011)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (10,004,255)   1,790,158

NET ASSETS -- BEGINNING OF PERIOD                                                      57,460,903   55,670,745
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 47,456,648  $57,460,903
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           58           75
  Redeemed..........................................................................         (112)        (114)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (54)         (39)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (933,646) $  (864,448)
  Net realized gain (loss) on investments...........................................     (535,570)  (2,990,864)
  Change in unrealized appreciation (depreciation) of investments...................   (4,684,186)  19,385,816
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (6,153,402)  15,530,504
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,096,192    5,056,104
   Transfers between funds including guaranteed interest account, net...............   (5,636,353)  (3,044,036)
   Transfers for contract benefits and terminations.................................   (6,591,885)  (5,752,099)
   Contract maintenance charges.....................................................      (61,988)     (65,428)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (8,194,034)  (3,805,459)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,347,436)  11,725,045

NET ASSETS -- BEGINNING OF PERIOD                                                      76,175,310   64,450,265
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 61,827,874  $76,175,310
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           91          121
  Redeemed..........................................................................         (160)        (158)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (69)         (37)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (861,445) $  (328,336)
  Net realized gain (loss) on investments...........................................      828,915   (3,274,390)
  Change in unrealized appreciation (depreciation) of investments...................   (9,970,029)  17,560,417
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................  (10,002,559)  13,957,691
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,995,264    4,791,638
   Transfers between funds including guaranteed interest account, net...............   (4,467,572)   1,106,926
   Transfers for contract benefits and terminations.................................   (6,483,753)  (5,925,990)
   Contract maintenance charges.....................................................      (48,281)     (51,829)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (7,004,342)     (79,255)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (17,006,901)  13,878,436

NET ASSETS -- BEGINNING OF PERIOD                                                      74,136,826   60,258,390
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 57,129,925  $74,136,826
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          131
  Redeemed..........................................................................         (130)        (131)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (47)          --
                                                                                     ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      MULTIMANAGER MULTI-SECTOR
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  3,258,963  $  1,868,118
  Net realized gain (loss) on investments...........................................   (7,293,340)   (8,626,841)
  Change in unrealized appreciation (depreciation) of investments...................    8,758,653    13,128,936
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,724,276     6,370,213
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,840,575    11,569,863
   Transfers between funds including guaranteed interest account, net...............   (2,855,040)    2,536,422
   Transfers for contract benefits and terminations.................................  (14,246,903)  (13,731,471)
   Contract maintenance charges.....................................................     (120,600)     (131,069)
   Adjustments to net assets allocated to contracts in payout period................          (51)       16,208
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,382,019)      259,953
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           54       (16,208)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (3,657,689)    6,613,958

NET ASSETS -- BEGINNING OF PERIOD                                                     122,628,964   116,015,006
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $118,971,275  $122,628,964
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           93           116
  Redeemed..........................................................................         (133)         (129)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (40)          (13)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           102
  Redeemed..........................................................................         (117)          (74)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (16)           28
                                                                                     ============  ============

                                                                                       MULTIMANAGER SMALL CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (606,671) $  (587,147)
  Net realized gain (loss) on investments...........................................      867,034   (3,624,890)
  Change in unrealized appreciation (depreciation) of investments...................   (8,288,175)  15,038,194
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (8,027,812)  10,826,157
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,761,144    4,572,481
   Transfers between funds including guaranteed interest account, net...............   (5,773,072)  (3,037,557)
   Transfers for contract benefits and terminations.................................   (3,612,351)  (3,380,922)
   Contract maintenance charges.....................................................      (47,911)     (52,611)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (5,672,190)  (1,898,609)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,700,002)   8,927,548

NET ASSETS -- BEGINNING OF PERIOD                                                      53,029,343   44,101,795
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 39,329,341  $53,029,343
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          100
  Redeemed..........................................................................         (128)        (119)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (45)         (19)
                                                                                     ============  ===========

                                                                                       MULTIMANAGER SMALL CAP
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,499,920) $ (1,412,281)
  Net realized gain (loss) on investments...........................................   (6,985,670)  (18,347,017)
  Change in unrealized appreciation (depreciation) of investments...................   (3,750,544)   44,919,404
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,236,134)   25,160,106
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,813,250    10,588,219
   Transfers between funds including guaranteed interest account, net...............  (12,911,704)   (9,506,526)
   Transfers for contract benefits and terminations.................................  (10,581,620)  (10,628,958)
   Contract maintenance charges.....................................................     (129,776)     (146,649)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (14,809,850)   (9,693,914)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (27,045,984)   15,466,192

NET ASSETS -- BEGINNING OF PERIOD                                                     134,635,092   119,168,900
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $107,589,108  $134,635,092
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           176
  Redeemed..........................................................................         (188)         (246)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (87)          (70)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                      MULTIMANAGER TECHNOLOGY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,568,439) $ (1,481,261)
  Net realized gain (loss) on investments...........................................   15,655,902    (4,043,575)
  Change in unrealized appreciation (depreciation) of investments...................  (20,998,243)   23,048,143
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (6,910,780)   17,523,307
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,186,452    11,144,764
   Transfers between funds including guaranteed interest account, net...............   (9,959,354)   (6,137,023)
   Transfers for contract benefits and terminations.................................   (9,474,797)  (10,386,385)
   Contract maintenance charges.....................................................     (104,264)     (111,167)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (11,351,963)   (5,489,811)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,262,743)   12,033,496

NET ASSETS -- BEGINNING OF PERIOD                                                     126,391,816   114,358,320
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $108,129,073  $126,391,816
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          299           385
  Redeemed..........................................................................         (396)         (438)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (97)          (53)
                                                                                     ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

                                                                                     OPPENHEIMER MAIN STREET
                                                                                       FUND(R)/VA (A)
                                                                                     ----------------------
                                                                                       2011         2010
                                                                                      --------     -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (839)    $  (161)
  Net realized gain (loss) on investments...........................................    1,411         342
  Change in unrealized appreciation (depreciation) of investments...................       76       4,347
                                                                                      --------     -------
  Net Increase (decrease) in net assets from operations.............................      648       4,528
                                                                                      --------     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  136,585      50,485
   Transfers between funds including guaranteed interest account, net...............     (690)     (2,581)
   Transfers for contract benefits and terminations.................................   (1,597)         --
   Contract maintenance charges.....................................................     (258)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------     -------
  Net increase (decrease) in net assets from contractowners transactions............  134,040      47,904
                                                                                      --------     -------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      493           4
                                                                                      --------     -------

INCREASE (DECREASE) IN NET ASSETS...................................................  135,181      52,436

NET ASSETS -- BEGINNING OF PERIOD                                                      52,436          --
                                                                                      --------     -------

NET ASSETS -- END OF PERIOD                                                          $187,617     $52,436
                                                                                      ========     =======

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY CLASS B
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        2          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................        2          --
                                                                                      ========     =======

                                                                                     PIMCO VARIABLE INSURANCE
                                                                                     TRUST COMMODITYREALRETURN(R)
                                                                                     STRATEGY PORTFOLIO (A)
                                                                                     ---------------------------
                                                                                        2011           2010
                                                                                       ----------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  173,497      $ 15,018
  Net realized gain (loss) on investments...........................................      7,547         8,900
  Change in unrealized appreciation (depreciation) of investments...................   (374,355)       32,421
                                                                                       ----------     --------
  Net Increase (decrease) in net assets from operations.............................   (193,311)       56,339
                                                                                       ----------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,393,746       388,751
   Transfers between funds including guaranteed interest account, net...............    181,700       116,778
   Transfers for contract benefits and terminations.................................    (15,767)         (502)
   Contract maintenance charges.....................................................     (1,290)          (91)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                       ----------     --------
  Net increase (decrease) in net assets from contractowners transactions............  1,558,389       504,936
                                                                                       ----------     --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         (1)            2
                                                                                       ----------     --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,365,077       561,277

NET ASSETS -- BEGINNING OF PERIOD                                                       561,277            --
                                                                                       ----------     --------

NET ASSETS -- END OF PERIOD                                                          $1,926,354      $561,277
                                                                                       ==========     ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................         14             4
  Redeemed..........................................................................         (2)           --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         12             4
                                                                                       ==========     ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      TARGET 2015 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    61,859  $    39,044
  Net realized gain (loss) on investments...........................................   1,385,535     (549,513)
  Change in unrealized appreciation (depreciation) of investments...................  (2,371,761)   2,119,768
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (924,367)   1,609,299
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,147,529    3,703,450
   Transfers between funds including guaranteed interest account, net...............     (16,336)     611,172
   Transfers for contract benefits and terminations.................................  (1,477,091)  (1,329,761)
   Contract maintenance charges.....................................................     (15,892)     (15,462)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,638,210    2,969,399
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................     713,843    4,578,698
NET ASSETS -- BEGINNING OF PERIOD...................................................  20,504,530   15,925,832
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $21,218,373  $20,504,530
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          71           83
  Redeemed..........................................................................         (56)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          15           31
                                                                                     ===========  ===========

                                                                                      TARGET 2025 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    54,386  $    40,188
  Net realized gain (loss) on investments...........................................     566,951   (1,098,680)
  Change in unrealized appreciation (depreciation) of investments...................  (2,192,171)   3,563,709
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,570,834)   2,505,217
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,726,176    5,132,316
   Transfers between funds including guaranteed interest account, net...............    (770,150)     707,050
   Transfers for contract benefits and terminations.................................  (1,545,675)  (1,163,150)
   Contract maintenance charges.....................................................     (39,114)     (35,979)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,371,237    4,640,237
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       5,000        2,003
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,403    7,147,457
NET ASSETS -- BEGINNING OF PERIOD...................................................  27,185,342   20,037,885
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $28,990,745  $27,185,342
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          89          102
  Redeemed..........................................................................         (55)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          34           50
                                                                                     ===========  ===========

                                                                                      TARGET 2035 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    39,864  $    21,783
  Net realized gain (loss) on investments...........................................     141,811     (609,874)
  Change in unrealized appreciation (depreciation) of investments...................  (1,629,309)   2,680,639
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,447,634)   2,092,548
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,424,107    5,196,367
   Transfers between funds including guaranteed interest account, net...............    (378,722)     345,751
   Transfers for contract benefits and terminations.................................  (1,168,672)    (943,020)
   Contract maintenance charges.....................................................     (60,106)     (54,532)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,816,607    4,544,566
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   2,368,973    6,637,114
NET ASSETS -- BEGINNING OF PERIOD...................................................  21,520,565   14,883,451
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,889,538  $21,520,565
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          73           82
  Redeemed..........................................................................         (34)         (32)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          39           50
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                      TARGET 2045 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    11,253  $    (4,230)
  Net realized gain (loss) on investments...........................................     556,773     (449,615)
  Change in unrealized appreciation (depreciation) of investments...................  (1,738,780)   1,917,089
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,170,754)   1,463,244
                                                                                     -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,303,496    3,985,090
   Transfers between funds including guaranteed interest account, net...............    (230,129)    (452,007)
   Transfers for contract benefits and terminations.................................  (1,043,129)    (715,287)
   Contract maintenance charges.....................................................     (54,476)     (46,945)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   2,975,762    2,770,851
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,008    4,234,095
NET ASSETS -- BEGINNING OF PERIOD...................................................  14,276,818   10,042,723
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $16,081,826  $14,276,818
                                                                                     ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          59           53
  Redeemed..........................................................................         (27)         (23)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          32           30
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                                             VAN ECK VIP
                                                                                                             GLOBAL HARD
                                                                                      TEMPLETON GLOBAL BOND    ASSETS
                                                                                         SECURITIES FUND      FUND (H)
                                                                                     ----------------------  -----------
                                                                                        2011        2010        2011
                                                                                     ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  178,398  $   (3,766) $  (26,188)
  Net realized gain (loss) on investments...........................................     44,616       2,115    (164,006)
  Change in unrealized appreciation (depreciation) of investments...................   (432,475)     43,778    (464,005)
                                                                                     ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (209,461)     42,127    (654,199)
                                                                                     ----------  ----------  ----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  4,372,755   1,550,703   1,146,487
   Transfers between funds including guaranteed interest account, net...............    452,304     445,406   5,888,245
   Transfers for contract benefits and terminations.................................    (41,315)     (3,713)    (65,624)
   Contract maintenance charges.....................................................     (6,546)       (173)       (772)
   Adjustments to net assets allocated to contracts in payout period................         --          --          --
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  4,777,198   1,992,223   6,968,336
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         300          --
                                                                                     ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................................................  4,568,237   2,034,650   6,314,137
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,034,650          --          --
                                                                                     ----------  ----------  ----------
NET ASSETS -- END OF PERIOD......................................................... $6,602,887  $2,034,650  $6,314,137
                                                                                     ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --          --
  Redeemed..........................................................................         --          --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          --
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................         --          --          94
  Redeemed..........................................................................         --          --         (18)
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          76
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued............................................................................         51          19          --
  Redeemed..........................................................................         (5)         --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         46          19          --
                                                                                     ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-----------
(a)Units were made available on May 3, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(c)Units were made available on September 20, 2010.
(d)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(e)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(f)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
(g)Units were made available on May 2, 2011.
(h)Units were made available on May 20, 2011.
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth /(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                         PURCHASES      SALES
                                        ------------ ------------
All Asset Allocation................... $ 19,123,075 $  3,899,946
American Century VP Mid Cap Value Fund.    1,399,485      162,385
AXA Aggressive Allocation..............  111,769,799   68,557,726
AXA Balanced Strategy..................   17,710,371    3,491,911
AXA Conservative Allocation............   48,113,785   33,133,005
AXA Conservative Growth Strategy.......    2,824,209      330,969
AXA Conservative Strategy..............    1,542,264      205,942
AXA Conservative-Plus Allocation.......   55,029,018   37,074,671
AXA Growth Strategy....................    1,726,050    1,937,977
AXA Moderate Allocation................  206,883,261  210,923,177
AXA Moderate-Plus Allocation...........  201,591,872  140,042,187
AXA Tactical Manager 2000..............    2,767,756    1,727,272
AXA Tactical Manager 400...............    3,701,787    1,667,089
AXA Tactical Manager 500...............    3,605,551      881,483
AXA Tactical Manager International.....    3,565,890      542,520
EQ/AllianceBernstein Small Cap Growth..   77,941,585   97,833,296
EQ/AXA Franklin Small Cap Value Core...    5,978,803    6,290,706
EQ/BlackRock Basic Value Equity........   97,818,300   74,687,489
EQ/Boston Advisors Equity Income.......   15,358,973   16,334,513
EQ/Calvert Socially Responsible........    5,636,062    4,039,179
EQ/Capital Guardian Research...........   14,002,491   32,521,647
EQ/Common Stock Index..................   79,201,212  310,017,563
EQ/Core Bond Index.....................   24,480,657   32,207,046
EQ/Davis New York Venture..............    7,285,941    8,436,653
EQ/Equity 500 Index....................  145,069,927  181,743,778
EQ/Equity Growth PLUS..................   37,625,485   77,014,326
EQ/Franklin Core Balanced..............   15,339,263   20,931,371
EQ/Franklin Templeton Allocation.......   12,129,032   11,268,432
EQ/GAMCO Mergers and Acquisitions......    7,934,927    6,254,333
EQ/GAMCO Small Company Value...........  130,833,623   87,381,456
EQ/Global Bond PLUS....................   31,856,661   22,122,857
EQ/Global Multi-Sector Equity..........   78,274,877  114,479,647
EQ/Intermediate Government Bond Index..   18,381,231   25,623,197
EQ/International Core PLUS.............   34,295,276   34,435,567
EQ/International Equity Index..........   62,229,175   99,687,488
EQ/International Value PLUS............   36,387,412   55,651,650
EQ/JPMorgan Value Opportunities........    9,721,339   12,577,867
EQ/Large Cap Core PLUS.................    3,005,410    4,084,329
EQ/Large Cap Growth Index..............   20,013,497   26,404,020
EQ/Large Cap Growth PLUS...............   36,050,167   43,999,955
EQ/Large Cap Value Index...............   25,060,137    7,570,588
EQ/Large Cap Value PLUS................   65,987,882  147,337,625
EQ/Lord Abbett Large Cap Core..........   17,829,905   14,436,531
EQ/MFS International Growth............   28,515,575   21,044,909
EQ/Mid Cap Index.......................   44,218,234   64,831,475
EQ/Mid Cap Value PLUS..................   47,490,381   95,382,591
EQ/Money Market........................   76,258,697   84,561,852
EQ/Montag & Caldwell Growth............    8,707,159   12,749,583
EQ/Morgan Stanley Mid Cap Growth.......  120,318,341   66,666,110
EQ/Mutual Large Cap Equity.............    4,462,461    7,640,412
EQ/Oppenheimer Global..................   30,828,889   13,261,269

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
EQ/PIMCO Ultra Short Bond................................................ $ 31,290,290 $ 52,456,487
EQ/Quality Bond PLUS.....................................................   21,609,032   38,185,802
EQ/Small Company Index...................................................   48,523,682   42,741,902
EQ/T. Rowe Price Growth Stock............................................   44,620,081   28,293,702
EQ/Templeton Global Equity...............................................    9,382,187    8,201,203
EQ/UBS Growth & Income...................................................    4,213,904    7,611,564
EQ/Van Kampen Comstock...................................................    5,650,673    5,216,121
EQ/Wells Fargo Omega Growth..............................................   57,632,926   27,009,595
Fidelity(R) VIP Contrafund(R) Portfolio..................................   64,139,009    6,948,868
Fidelity(R) VIP Equity-Income Portfolio..................................      546,938       66,343
Fidelity(R) VIP Mid Cap Portfolio........................................    3,200,234      425,688
Goldman Sachs VIT Mid Cap Value Fund.....................................    4,038,627      427,560
Invesco V.I. Dividend Growth Fund........................................      150,150       15,604
Invesco V.I. Global Real Estate Fund.....................................   13,491,146    3,815,192
Invesco V.I. High Yield Fund.............................................    4,984,946    2,281,354
Invesco V.I. International Growth Fund...................................    8,785,253    1,171,366
Invesco V.I. Mid Cap Core Equity Fund....................................    7,274,688    1,673,872
Invesco V.I. Small Cap Equity Fund.......................................    8,393,370    5,103,032
Ivy Funds VIP Energy.....................................................   25,614,522   11,264,053
Ivy Funds VIP High Income................................................   40,074,014   11,718,952
Ivy Funds VIP Mid Cap Growth.............................................    6,434,228      645,445
Ivy Funds VIP Small Cap Growth...........................................    4,042,535    1,300,628
Lazard Retirement Emerging Markets Equity Portfolio......................   50,747,713   12,878,546
MFS(R) International Value Portfolio.....................................   31,950,316    7,174,841
MFS(R) Investors Growth Stock Series.....................................    3,029,528      780,880
MFS(R) Investors Trust Series............................................    2,777,500    1,013,861
MFS(R) Technology Portfolio..............................................   15,578,136    7,784,157
MFS(R) Utilities Series..................................................   22,835,845    4,669,223
Multimanager Aggressive Equity...........................................   18,031,573   91,655,395
Multimanager Core Bond...................................................   46,443,864   37,514,889
Multimanager International Equity........................................   10,874,610   18,733,819
Multimanager Large Cap Core Equity.......................................    3,170,708    4,520,771
Multimanager Large Cap Value.............................................    7,642,121   14,359,437
Multimanager Mid Cap Growth..............................................   10,809,771   19,937,451
Multimanager Mid Cap Value...............................................   12,171,682   20,037,469
Multimanager Multi-Sector Bond...........................................   29,207,205   34,330,207
Multimanager Small Cap Growth............................................    9,971,449   16,250,310
Multimanager Small Cap Value.............................................   17,024,604   33,334,374
Multimanager Technology..................................................   35,518,974   48,439,376
Oppenheimer Main Street Fund(R) /VA......................................      171,705       38,006
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    1,949,573      217,687
Target 2015 Allocation...................................................    7,844,299    5,845,358
Target 2025 Allocation...................................................    9,426,343    5,834,975
Target 2035 Allocation...................................................    7,586,867    3,604,791
Target 2045 Allocation...................................................    5,892,117    2,804,458
Templeton Global Bond Securities Fund....................................    5,629,532      646,588
Van Eck VIP Global Hard Assets Fund......................................    8,691,924    1,749,776

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

   Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

--------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH         MULTIMANAGER AGGRESIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A           2,913,236                            22,592,038
Value -- Class A          $      7.88                          $      23.83
Shares -- Class B         $ 1,049,889                          $  1,061,491
Value -- Class B          $      7.72                          $      23.38
Net Assets Before Merger   31,061,443                          $532,124,482
Net Assets After Merger   $        --                          $563,185,925

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT                          --             --           --      --

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                your account value on the last business    account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $25                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                          WITH THE GUARANTEED MINIMUM INCOME         account value
                                                                BENEFIT) - 0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater
                                                                of 6% roll-up to age 85 benefit base, as
                                                                applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                the GWBL Enhance death benefit base

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                                     UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                  UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                  ----------- ------------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (r)      $115.06             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B (r)     $112.54             --               --         --        (4.89)%
      All contract charges                               --            223         $ 25,298       1.97%          --
2010  Lowest contract charge 0.50% Class B (r)      $119.82             --               --         --        14.41%
      Highest contract charge 1.45% Class B (r)     $118.33             --               --         --        13.31%
      All contract charges                               --            101         $ 11,926       2.90%          --
2009  Lowest contract charge 0.50% Class B (r)      $104.73             --               --         --         2.75%
      Highest contract charge 1.45% Class B (r)     $104.43             --               --         --         2.47%
      All contract charges                               --             20         $  2,043       4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class II (t)     $104.57             --               --         --        (1.53)%
      Highest contract charge 1.20% Class II (t)    $103.68             --               --         --        (2.03)%
      All contract charges                               --             16         $  1,668       1.44%          --
2010  Lowest contract charge 0.90% Class II (t)     $106.06             --               --         --         6.01%
      Highest contract charge 1.20% Class II (t)    $105.83             --               --         --         5.79%
      All contract charges                               --              4         $    472       2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B          $128.63             --               --         --        (7.96)%
      Highest contract charge 1.45% Class B         $118.84             --               --         --        (8.84)%
      All contract charges                               --          2,983         $357,014       1.34%          --
2010  Lowest contract charge 0.50% Class B          $139.76             --               --         --        12.51%
      Highest contract charge 1.45% Class B         $130.37             --               --         --        11.44%
      All contract charges                               --          2,731         $357,010       1.71%          --
2009  Lowest contract charge 0.50% Class B          $124.22             --               --         --        26.65%
      Highest contract charge 1.45% Class B         $116.99             --               --         --        25.44%
      All contract charges                               --          2,255         $264,074       1.16%          --
2008  Lowest contract charge 0.50% Class B          $ 98.08             --               --         --       (39.50)%
      Highest contract charge 1.45% Class B         $ 93.26             --               --         --       (40.08)%
      All contract charges                               --          1,573         $146,691       1.79%          --
2007  Lowest contract charge 0.50% Class B          $162.11             --               --         --         5.64%
      Highest contract charge 1.45% Class B         $155.64             --               --         --         4.62%
      All contract charges                               --          1,034         $161,376       2.96%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)      $108.40             --               --         --        (3.22)%
      Highest contract charge 1.25% Class A (s)     $108.02             --               --         --        (3.37)%
      All contract charges                               --              5         $    544       1.36%          --
2010  Lowest contract charge 1.10% Class A (s)      $112.01             --               --         --         9.12%
      Highest contract charge 1.25% Class A (s)     $111.79             --               --         --         8.96%
      All contract charges                               --              3         $    350       1.92%          --
2009  Lowest contract charge 1.10% Class A (s)      $102.65             --               --         --         1.93%
      Highest contract charge 1.25% Class A (s)     $102.60             --               --         --         1.89%
      All contract charges                               --              4         $    394       2.34%          --
AXA BALANCED STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)      $115.70             --               --         --        (3.61)%
      Highest contract charge 1.30% Class B (q)     $115.55             --               --         --        (3.66)%
      All contract charges                               --            290         $ 33,585       1.36%          --
2010  Lowest contract charge 1.25% Class B (q)      $120.03             --               --         --         8.68%
      Highest contract charge 1.30% Class B (q)     $119.94             --               --         --         8.62%
      All contract charges                               --            176         $ 21,202       1.92%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                                    UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ----------- ------------------- ---------- -------------- ---------
AXA BALANCED STRATEGY (CONTINUED)
2009  Lowest contract charge 1.25% Class B (q)     $110.45             --               --         --        12.64%
      Highest contract charge 1.30% Class B (q)    $110.42             --               --         --        12.60%
      All contract charges                              --             51         $  5,642       2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $128.42             --               --         --         1.39%
      Highest contract charge 1.45% Class B        $118.65             --               --         --         0.42%
      All contract charges                              --            988         $116,023       1.76%          --
2010  Lowest contract charge 0.50% Class B         $126.66             --               --         --         6.73%
      Highest contract charge 1.45% Class B        $118.15             --               --         --         5.71%
      All contract charges                              --            878         $103,215       2.41%          --
2009  Lowest contract charge 0.50% Class B         $118.67             --               --         --         9.27%
      Highest contract charge 1.45% Class B        $111.77             --               --         --         8.24%
      All contract charges                              --            701         $ 78,154       2.54%          --
2008  Lowest contract charge 0.50% Class B         $108.60             --               --         --       (11.46)%
      Highest contract charge 1.45% Class B        $103.26             --               --         --       (12.31)%
      All contract charges                              --            539         $ 55,833       4.85%          --
2007  Lowest contract charge 0.50% Class B         $122.65             --               --         --         5.27%
      Highest contract charge 1.45% Class B        $117.75             --               --         --         4.26%
      All contract charges                              --            378         $ 44,771       5.06%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $114.67             --               --         --        (2.62)%
      Highest contract charge 1.30% Class B (q)    $114.53             --               --         --        (2.67)%
      All contract charges                              --             52         $  5,951       1.39%          --
2010  Lowest contract charge 1.25% Class B (q)     $117.76             --               --         --         7.76%
      Highest contract charge 1.30% Class B (q)    $117.67             --               --         --         7.74%
      All contract charges                              --             31         $  3,722       1.71%          --
2009  Lowest contract charge 1.25% Class B (q)     $109.28             --               --         --        10.60%
      Highest contract charge 1.30% Class B (q)    $109.22             --               --         --        10.58%
      All contract charges                              --             10         $  1,140       1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $111.12             --               --         --        (0.54)%
      Highest contract charge 1.30% Class B (q)    $110.98             --               --         --        (0.59)%
      All contract charges                              --             25         $  2,768       1.90%          --
2010  Lowest contract charge 1.25% Class B (q)     $111.72             --               --         --         5.94%
      Highest contract charge 1.30% Class B (q)    $111.64             --               --         --         5.89%
      All contract charges                              --             13         $  1,475       2.37%          --
2009  Lowest contract charge 1.25% Class B (q)     $105.46             --               --         --         5.67%
      Highest contract charge 1.30% Class B (q)    $105.43             --               --         --         5.64%
      All contract charges                              --              3         $    275       2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $127.77             --               --         --        (1.21)%
      Highest contract charge 1.45% Class B        $118.05             --               --         --        (2.15)%
      All contract charges                              --          1,358         $160,091       1.58%          --
2010  Lowest contract charge 0.50% Class B         $129.33             --               --         --         8.52%
      Highest contract charge 1.45% Class B        $120.64             --               --         --         7.49%
      All contract charges                              --          1,244         $149,815       2.16%          --
2009  Lowest contract charge 0.50% Class B         $119.17             --               --         --        13.85%
      Highest contract charge 1.45% Class B        $112.23             --               --         --        12.76%
      All contract charges                              --          1,056         $118,182       2.15%          --
2008  Lowest contract charge 0.50% Class B         $104.67             --               --         --       (19.83)%
      Highest contract charge 1.45% Class B        $ 99.53             --               --         --       (20.59)%
      All contract charges                              --            800         $ 79,752       3.64%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2007  Lowest contract charge 0.50% Class B        $130.56             --                --        --         4.96%
      Highest contract charge 1.45% Class B       $125.34             --                --        --         3.95%
      All contract charges                             --            634        $   80,092      4.08%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $108.93             --                --        --        (5.21)%
      Highest contract charge 1.25% Class A (s)   $108.55             --                --        --        (5.35)%
      All contract charges                             --             11        $    1,177      1.19%          --
2010  Lowest contract charge 1.10% Class A (s)    $114.92             --                --        --        10.72%
      Highest contract charge 1.25% Class A (s)   $114.69             --                --        --        10.56%
      All contract charges                             --             13        $    1,535      1.56%          --
2009  Lowest contract charge 1.10% Class A (s)    $103.79             --                --        --         2.87%
      Highest contract charge 1.25% Class A (s)   $103.74             --                --        --         2.84%
      All contract charges                             --             14        $    1,474      1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $102.59             --                --        --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                --        --        (3.56)%
      All contract charges                             --         17,152        $1,263,112      1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                --        --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                --        --         8.59%
      All contract charges                             --         18,275        $1,387,456      2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                --        --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                --        --        15.60%
      All contract charges                             --         18,864        $1,310,255      1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                --        --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                --        --       (25.38)%
      All contract charges                             --         19,014        $1,142,587      3.70%          --
2007  Lowest contract charge 0.50% Class A        $109.30             --                --        --         6.00%
      Highest contract charge 1.45% Class A       $144.38             --                --        --         4.99%
      All contract charges                             --         19,631        $1,586,678      3.35%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $118.42             --                --        --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                --        --        (3.65)%
      All contract charges                             --          2,171        $  261,855      1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                --        --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                --        --         8.50%
      All contract charges                             --          1,923        $  240,775      2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                --        --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                --        --        15.51%
      All contract charges                             --          1,585        $  183,180      1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                --        --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                --        --       (25.44)%
      All contract charges                             --          1,338        $  136,760      3.70%          --
2007  Lowest contract charge 0.50% Class B        $127.43             --                --        --         5.73%
      Highest contract charge 1.30% Class B       $107.96             --                --        --         4.90%
      All contract charges                             --          1,218        $  170,510      3.35%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $133.07             --                --        --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                --        --        (6.34)%
      All contract charges                             --          6,568        $  807,708      1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                --        --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                --        --         9.94%
      All contract charges                             --          6,277        $  822,427      1.82%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $126.77             --               --         --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --               --         --        20.18%
      All contract charges                             --          5,622         $668,768       1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --               --         --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --               --         --       (32.77)%
      All contract charges                             --          4,565         $452,172       2.45%          --
2007  Lowest contract charge 0.50% Class B        $153.90             --               --         --         5.85%
      Highest contract charge 1.45% Class B       $147.76             --               --         --         4.84%
      All contract charges                             --          3,480         $513,806       3.38%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.17             --               --         --       (11.18)%
      Highest contract charge 1.34% Class B (t)   $109.23             --               --         --       (11.75)%
      All contract charges                             --             12         $  1,291       0.03%          --
2010  Lowest contract charge 0.70% Class B (t)    $124.04             --               --         --        17.16%
      Highest contract charge 1.34% Class B (t)   $123.77             --               --         --        16.95%
      All contract charges                             --              3         $    416       0.08%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $109.35             --               --         --        (8.86)%
      Highest contract charge 1.34% Class B (t)   $108.41             --               --         --        (9.45)%
      All contract charges                             --             25         $  2,592       0.05%          --
2010  Lowest contract charge 0.70% Class B (t)    $119.98             --               --         --        14.37%
      Highest contract charge 1.34% Class B (t)   $119.72             --               --         --        14.17%
      All contract charges                             --              8         $    954       0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.47             --               --         --        (4.42)%
      Highest contract charge 1.34% Class B (t)   $109.53             --               --         --        (5.03)%
      All contract charges                             --             35         $  3,721       0.64%          --
2010  Lowest contract charge 0.70% Class B (t)    $115.58             --               --         --        10.26%
      Highest contract charge 1.34% Class B (t)   $115.33             --               --         --        10.06%
      All contract charges                             --             10         $  1,215       0.69%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $ 93.15             --               --         --       (16.64)%
      Highest contract charge 1.34% Class B (t)   $ 92.35             --               --         --       (17.17)%
      All contract charges                             --             34         $  3,102       2.30%          --
2010  Lowest contract charge 0.70% Class B (t)    $111.74             --               --         --         6.88%
      Highest contract charge 1.34% Class B (t)   $111.50             --               --         --         6.68%
      All contract charges                             --              5         $    638       1.76%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $118.95             --               --         --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --               --         --        (1.84)%
      All contract charges                             --          1,220         $249,306       0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --               --         --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --               --         --        31.64%
      All contract charges                             --          1,331         $276,722       0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --               --         --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --               --         --        34.04%
      All contract charges                             --          1,403         $221,353       0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --               --         --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --               --         --       (45.32)%
      All contract charges                             --          1,444         $169,875       0.01%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class A    $120.87             --               --         --        16.40%
      Highest contract charge 1.45% Class A   $155.92             --               --         --        15.28%
      All contract charges                         --          1,537         $330,250       0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $113.78             --               --         --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70             --               --         --        (1.92)%
      All contract charges                         --            255         $ 39,148       0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09             --               --         --        32.58%
      Highest contract charge 1.30% Class B   $114.91             --               --         --        31.54%
      All contract charges                         --            280         $ 44,323       0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81             --               --         --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36             --               --         --        33.93%
      All contract charges                         --            301         $ 36,400       0.15%          --
2008  Lowest contract charge 0.50% Class B    $ 64.30             --               --         --       (44.93)%
      Highest contract charge 1.30% Class B   $ 65.23             --               --         --       (45.37)%
      All contract charges                         --            318         $ 29,108       0.01%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --        16.10%
      Highest contract charge 1.30% Class B   $119.40             --               --         --        15.18%
      All contract charges                         --            353         $ 59,087       0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 92.77             --               --         --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16             --               --         --       (10.89)%
      All contract charges                         --            156         $ 13,851       0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11             --               --         --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93             --               --         --        22.47%
      All contract charges                         --            156         $ 15,611       0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39             --               --         --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78             --               --         --        26.36%
      All contract charges                         --            144         $ 11,627       1.05%          --
2008  Lowest contract charge 0.50% Class B    $ 65.36             --               --         --       (33.74)%
      Highest contract charge 1.45% Class B   $ 63.93             --               --         --       (34.37)%
      All contract charges                         --            118         $  7,589       1.02%          --
2007  Lowest contract charge 0.50% Class B    $ 98.64             --               --         --        (9.09)%
      Highest contract charge 1.45% Class B   $ 97.41             --               --         --        (9.96)%
      All contract charges                         --             66         $  6,402       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $139.47             --               --         --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42             --               --         --        (4.51)%
      All contract charges                         --          2,193         $402,728       1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66             --               --         --        11.72%
      Highest contract charge 1.45% Class B   $162.76             --               --         --        10.66%
      All contract charges                         --          2,041         $397,717       1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48             --               --         --        29.64%
      Highest contract charge 1.45% Class B   $147.09             --               --         --        28.40%
      All contract charges                         --          1,845         $328,742       2.77%          --
2008  Lowest contract charge 0.50% Class B    $ 99.88             --               --         --       (36.88)%
      Highest contract charge 1.45% Class B   $114.56             --               --         --       (37.48)%
      All contract charges                         --          1,678         $235,310       1.69%          --
2007  Lowest contract charge 0.50% Class B    $158.23             --               --         --         0.67%
      Highest contract charge 1.45% Class B   $183.24             --               --         --        (0.29)%
      All contract charges                         --          1,706         $383,188       1.08%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $114.96             --                --        --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27             --                --        --        (1.84)%
      All contract charges                         --            516        $   55,550      1.86%          --
2010  Lowest contract charge 0.50% Class B    $116.00             --                --        --        15.13%
      Highest contract charge 1.45% Class B   $109.28             --                --        --        14.03%
      All contract charges                         --            528        $   57,712      2.42%          --
2009  Lowest contract charge 0.50% Class B    $100.76             --                --        --        10.99%
      Highest contract charge 1.45% Class B   $ 95.83             --                --        --         9.92%
      All contract charges                         --            524        $   50,322      2.62%          --
2008  Lowest contract charge 0.50% Class B    $ 90.78             --                --        --       (32.64)%
      Highest contract charge 1.45% Class B   $ 87.18             --                --        --       (33.28)%
      All contract charges                         --            487        $   42,542      2.38%          --
2007  Lowest contract charge 0.50% Class B    $134.77             --                --        --         3.18%
      Highest contract charge 1.45% Class B   $130.66             --                --        --         2.18%
      All contract charges                         --            445        $   58,354      1.93%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B    $ 75.24             --                --        --        (0.24)%
      Highest contract charge 1.35% Class B   $ 76.58             --                --        --        (1.07)%
      All contract charges                         --            304        $   23,549      0.38%          --
2010  Lowest contract charge 0.50% Class B    $ 75.42             --                --        --        11.96%
      Highest contract charge 1.45% Class B   $ 99.18             --                --        --        10.89%
      All contract charges                         --            283        $   22,061      0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 67.36             --                --        --        30.24%
      Highest contract charge 1.45% Class B   $ 89.44             --                --        --        28.99%
      All contract charges                         --            267        $   18,810      0.26%          --
2008  Lowest contract charge 0.50% Class B    $ 51.72             --                --        --       (45.50)%
      Highest contract charge 1.45% Class B   $ 69.34             --                --        --       (46.02)%
      All contract charges                         --            235        $   12,828      0.29%          --
2007  Lowest contract charge 0.50% Class B    $ 94.90             --                --        --        11.57%
      Highest contract charge 1.45% Class B   $128.45             --                --        --        10.49%
      All contract charges                         --            218        $   21,860      0.24%          --
EQ/CAPITAL GUARDIAN RESEARCH (B)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $129.43             --                --        --         3.27%
      Highest contract charge 1.45% Class B   $117.85             --                --        --         2.50%
      All contract charges                         --          1,313        $  155,656      0.71%          --
2010  Lowest contract charge 0.50% Class B    $114.78             --                --        --        15.22%
      Highest contract charge 1.45% Class B   $114.98             --                --        --        14.12%
      All contract charges                         --          1,454        $  168,794      0.74%          --
2009  Lowest contract charge 0.50% Class B    $ 99.62             --                --        --        30.80%
      Highest contract charge 1.45% Class B   $100.76             --                --        --        29.56%
      All contract charges                         --          1,584        $  161,230      1.16%          --
2008  Lowest contract charge 0.50% Class B    $ 76.16             --                --        --       (39.97)%
      Highest contract charge 1.45% Class B   $ 77.77             --                --        --       (40.54)%
      All contract charges                         --          1,706        $  134,398      0.92%          --
2007  Lowest contract charge 0.50% Class B    $126.86             --                --        --         1.15%
      Highest contract charge 1.45% Class B   $130.80             --                --        --         0.18%
      All contract charges                         --          1,936        $  256,826      1.21%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 89.43             --                --        --         0.28%
      Highest contract charge 1.45% Class A   $ 95.93             --                --        --        (0.68)%
      All contract charges                         --          6,234        $1,826,842      1.45%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/COMMON STOCK INDEX (M) (CONTINUED)
2010  Lowest contract charge 0.50% Class A        $ 89.18             --                --        --        15.58%
      Highest contract charge 1.49% Class A       $311.66             --                --        --        14.67%
      All contract charges                             --          6,983        $2,055,925      1.50%          --
2009  Lowest contract charge 0.50% Class A        $ 77.16             --                --        --        28.00%
      Highest contract charge 1.49% Class A       $271.80             --                --        --        27.02%
      All contract charges                             --          7,732        $1,984,969      2.01%          --
2008  Lowest contract charge 0.50% Class A        $ 60.28             --                --        --       (43.94)%
      Highest contract charge 1.49% Class A       $213.98             --                --        --       (44.31)%
      All contract charges                             --          8,404        $1,696,532      1.74%          --
2007  Lowest contract charge 0.50% Class A        $107.52             --                --        --         3.22%
      Highest contract charge 1.49% Class A       $384.25             --                --        --         2.53%
      All contract charges                             --          9,616        $3,481,372      1.18%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 86.56             --                --        --         0.03%
      Highest contract charge 1.30% Class B       $ 84.72             --                --        --        (0.76)%
      All contract charges                             --            981        $   90,393      1.45%          --
2010  Lowest contract charge 0.50% Class B        $ 86.53             --                --        --        15.30%
      Highest contract charge 1.30% Class B       $ 85.37             --                --        --        14.38%
      All contract charges                             --          1,085        $  100,911      1.50%          --
2009  Lowest contract charge 0.50% Class B        $ 75.05             --                --        --        27.68%
      Highest contract charge 1.30% Class B       $ 74.64             --                --        --        26.68%
      All contract charges                             --          1,189        $   96,715      2.01%          --
2008  Lowest contract charge 0.50% Class B        $ 58.78             --                --        --       (44.08)%
      Highest contract charge 1.30% Class B       $ 58.92             --                --        --       (44.52)%
      All contract charges                             --          1,286        $   82,770      1.74%          --
2007  Lowest contract charge 0.50% Class B        $105.11             --                --        --         2.96%
      Highest contract charge 1.30% Class B       $106.21             --                --        --         2.14%
      All contract charges                             --          1,495        $  174,274      1.18%          --
EQ/CORE BOND INDEX (P)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $126.30             --                --        --         4.28%
      Highest contract charge 1.45% Class B       $114.67             --                --        --         3.29%
      All contract charges                             --          1,056        $  122,833      1.85%          --
2010  Lowest contract charge 0.50% Class B        $121.12             --                --        --         5.25%
      Highest contract charge 1.45% Class B       $111.02             --                --        --         4.25%
      All contract charges                             --          1,128        $  127,022      2.18%          --
2009  Lowest contract charge 0.50% Class B        $115.08             --                --        --         2.18%
      Highest contract charge 1.45% Class B       $106.50             --                --        --         1.20%
      All contract charges                             --          1,163        $  125,579      2.75%          --
2008  Lowest contract charge 0.50% Class B        $112.63             --                --        --        (9.40)%
      Highest contract charge 1.45% Class B       $105.24             --                --        --       (10.26)%
      All contract charges                             --            993        $  105,935      4.16%          --
2007  Lowest contract charge 0.50% Class B        $124.31             --                --        --         2.58%
      Highest contract charge 1.45% Class B       $117.27             --                --        --         1.60%
      All contract charges                             --          1,164        $  138,131      4.62%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (a)    $ 82.09             --                --        --        (5.13)%
      Highest contract charge 1.45% Class B (a)   $ 78.53             --                --        --        (6.03)%
      All contract charges                             --            322        $   25,523      0.30%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 86.53             --                --        --        11.19%
      Highest contract charge 1.45% Class B (a)   $ 83.57             --                --        --        10.14%
      All contract charges                             --            332        $   28,092      0.85%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B (a)    $ 77.82             --               --         --        32.01%
      Highest contract charge 1.45% Class B (a)   $ 75.88             --               --         --        30.76%
      All contract charges                             --            281         $ 21,535       1.99%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 58.95             --               --         --       (39.51)%
      Highest contract charge 1.45% Class B (a)   $ 58.03             --               --         --       (40.09)%
      All contract charges                             --            187         $ 10,886       0.78%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 97.46             --               --         --        (2.54)%
      Highest contract charge 1.45% Class B (a)   $ 96.87             --               --         --        (3.13)%
      All contract charges                             --             64         $  6,154       1.15%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $ 97.99             --               --         --         1.26%
      Highest contract charge 1.45% Class A       $106.45             --               --         --         0.29%
      All contract charges                             --          2,408         $665,749       1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77             --               --         --        14.09%
      Highest contract charge 1.45% Class A       $106.14             --               --         --        13.00%
      All contract charges                             --          2,548         $703,946       1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82             --               --         --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93             --               --         --        24.34%
      All contract charges                             --          2,660         $651,857       2.22%          --
2008  Lowest contract charge 0.50% Class A        $ 67.56             --               --         --       (37.48)%
      Highest contract charge 1.45% Class A       $ 75.54             --               --         --       (38.07)%
      All contract charges                             --          2,707         $534,905       1.87%          --
2007  Lowest contract charge 0.50% Class A        $108.06             --               --         --         4.69%
      Highest contract charge 1.45% Class A       $121.98             --               --         --         3.68%
      All contract charges                             --          2,858         $914,617       1.54%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 96.88             --               --         --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83             --               --         --         0.21%
      All contract charges                             --            937         $ 94,390       1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91             --               --         --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64             --               --         --        12.91%
      All contract charges                             --            909         $ 91,565       1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28             --               --         --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05             --               --         --        24.24%
      All contract charges                             --            891         $ 79,695       2.22%          --
2008  Lowest contract charge 0.50% Class B        $ 67.29             --               --         --       (37.64)%
      Highest contract charge 1.30% Class B       $ 66.04             --               --         --       (38.13)%
      All contract charges                             --            852         $ 61,956       1.87%          --
2007  Lowest contract charge 0.50% Class B        $107.91             --               --         --         4.43%
      Highest contract charge 1.30% Class B       $106.74             --               --         --         3.60%
      All contract charges                             --            902         $106,809       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $147.32             --               --         --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53             --               --         --        (7.55)%
      All contract charges                             --          2,304         $311,114       0.26%          --
2010  Lowest contract charge 0.50% Class B        $157.83             --               --         --        14.68%
      Highest contract charge 1.45% Class B       $144.44             --               --         --        13.59%
      All contract charges                             --          2,551         $371,771       0.29%          --
2009  Lowest contract charge 0.50% Class B        $137.63             --               --         --        27.18%
      Highest contract charge 1.45% Class B       $127.16             --               --         --        25.96%
      All contract charges                             --          2,765         $354,268       0.90%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $108.22             --               --         --       (40.59)%
      Highest contract charge 1.45% Class B       $100.95             --               --         --       (41.16)%
      All contract charges                             --          2,670         $271,576       0.99%          --
2007  Lowest contract charge 0.50% Class B        $182.16             --               --         --        13.47%
      Highest contract charge 1.45% Class B       $171.57             --               --         --        12.39%
      All contract charges                             --          2,374         $411,149       0.18%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $103.19             --               --         --        (0.42)%
      Highest contract charge 1.45% Class B       $ 98.07             --               --         --        (1.37)%
      All contract charges                             --            717         $ 70,812       3.23%          --
2010  Lowest contract charge 0.50% Class B        $103.63             --               --         --        10.75%
      Highest contract charge 1.45% Class B       $ 99.43             --               --         --         9.68%
      All contract charges                             --            785         $ 78,731       3.04%          --
2009  Lowest contract charge 0.50% Class B        $ 93.57             --               --         --        29.87%
      Highest contract charge 1.45% Class B       $ 90.65             --               --         --        28.64%
      All contract charges                             --            850         $ 77,384       5.79%          --
2008  Lowest contract charge 0.50% Class B        $ 72.05             --               --         --       (32.14)%
      Highest contract charge 1.45% Class B       $ 70.47             --               --         --       (32.79)%
      All contract charges                             --            845         $ 59,776       6.17%          --
2007  Lowest contract charge 0.50% Class B        $106.18             --               --         --         1.55%
      Highest contract charge 1.45% Class B       $104.85             --               --         --         0.57%
      All contract charges                             --            825         $ 86,650       4.64%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class B (a)    $ 80.20             --               --         --        (4.92)%
      Highest contract charge 1.34% Class B (a)   $ 77.11             --               --         --        (5.72)%
      All contract charges                             --            598         $ 46,424       1.83%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 84.35             --               --         --         9.84%
      Highest contract charge 1.45% Class B (a)   $ 81.46             --               --         --         8.79%
      All contract charges                             --            593         $ 48,725       2.10%          --
2009  Lowest contract charge 0.50% Class B (a)    $ 76.79             --               --         --        27.81%
      Highest contract charge 1.45% Class B (a)   $ 74.88             --               --         --        26.59%
      All contract charges                             --            562         $ 42,403       2.59%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 60.08             --               --         --       (37.20)%
      Highest contract charge 1.45% Class B (a)   $ 59.15             --               --         --       (37.80)%
      All contract charges                             --            501         $ 29,735       4.75%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 95.67             --               --         --        (4.33)%
      Highest contract charge 1.45% Class B (a)   $ 95.10             --               --         --        (4.90)%
      All contract charges                             --            292         $ 27,827       2.48%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $132.83             --               --         --         0.84%
      Highest contract charge 1.45% Class B       $124.60             --               --         --        (0.12)%
      All contract charges                             --            159         $ 19,826       0.18%          --
2010  Lowest contract charge 0.50% Class B        $131.72             --               --         --         9.08%
      Highest contract charge 1.45% Class B       $124.75             --               --         --         8.04%
      All contract charges                             --            151         $ 18,664       0.00%          --
2009  Lowest contract charge 0.50% Class B        $120.76             --               --         --        16.04%
      Highest contract charge 1.45% Class B       $115.47             --               --         --        14.93%
      All contract charges                             --            120         $ 13,875       0.00%          --
2008  Lowest contract charge 0.50% Class B        $104.07             --               --         --       (14.25)%
      Highest contract charge 1.45% Class B       $100.47             --               --         --       (15.07)%
      All contract charges                             --            115         $ 11,611       0.51%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $121.36             --               --         --         2.90%
      Highest contract charge 1.45% Class B   $118.30             --               --         --         1.91%
      All contract charges                         --            108         $ 12,892       0.81%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $186.34             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B   $173.86             --               --         --        (4.89)%
      All contract charges                         --          2,138         $367,988       0.08%          --
2010  Lowest contract charge 0.50% Class B    $194.05             --               --         --        31.98%
      Highest contract charge 1.45% Class B   $182.80             --               --         --        30.72%
      All contract charges                         --          1,887         $341,922       0.39%          --
2009  Lowest contract charge 0.50% Class B    $147.03             --               --         --        40.75%
      Highest contract charge 1.45% Class B   $139.84             --               --         --        39.39%
      All contract charges                         --          1,474         $205,125       0.47%          --
2008  Lowest contract charge 0.50% Class B    $104.46             --               --         --       (31.01)%
      Highest contract charge 1.45% Class B   $100.32             --               --         --       (31.66)%
      All contract charges                         --          1,113         $111,588       0.62%          --
2007  Lowest contract charge 0.50% Class B    $151.41             --               --         --         8.75%
      Highest contract charge 1.45% Class B   $146.80             --               --         --         7.70%
      All contract charges                         --            866         $127,593       0.52%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2011  Lowest contract charge 0.50% Class B    $129.14             --               --         --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --               --         --         2.89%
      All contract charges                         --            678         $ 83,622       3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --               --         --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --               --         --         4.76%
      All contract charges                         --            613         $ 73,535       2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --               --         --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --               --         --         0.49%
      All contract charges                         --            507         $ 57,768       0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --               --         --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --               --         --         4.94%
      All contract charges                         --            483         $ 54,607      19.47%          --
2007  Lowest contract charge 0.50% Class B    $109.34             --               --         --         8.76%
      Highest contract charge 1.45% Class B   $107.01             --               --         --         7.72%
      All contract charges                         --            213         $ 22,866       3.57%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $210.44             --               --         --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --               --         --       (13.59)%
      All contract charges                         --          2,138         $354,891       1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --               --         --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --               --         --         9.84%
      All contract charges                         --          2,335         $448,383       1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --               --         --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --               --         --        47.89%
      All contract charges                         --          2,370         $413,743       1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --               --         --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --               --         --       (57.97)%
      All contract charges                         --          2,129         $253,220       0.14%          --
2007  Lowest contract charge 0.50% Class B    $343.25             --               --         --        41.30%
      Highest contract charge 1.45% Class B   $372.58             --               --         --        39.95%
      All contract charges                         --          2,232         $634,802       0.00%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A    $167.34             --               --         --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --               --         --         4.03%
      All contract charges                         --            406         $ 71,034       0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --               --         --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --               --         --         2.96%
      All contract charges                         --            441         $ 74,135       1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --               --         --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --               --         --        (3.45)%
      All contract charges                         --            480         $ 78,061       1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --               --         --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --               --         --         2.35%
      All contract charges                         --            531         $ 89,495       3.33%          --
2007  Lowest contract charge 0.50% Class A    $107.06             --               --         --         6.59%
      Highest contract charge 1.45% Class A   $137.16             --               --         --         5.57%
      All contract charges                         --            554         $ 90,855       4.50%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.90% to 1.30%*
2011  Lowest contract charge 0.90% Class B    $151.15             --               --         --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --               --         --         3.94%
      All contract charges                         --            176         $ 24,234       0.59%          --
2010  Lowest contract charge 0.50% Class B    $141.57             --               --         --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --               --         --         2.87%
      All contract charges                         --            177         $ 23,904       1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --               --         --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --               --         --        (3.52)%
      All contract charges                         --            189         $ 25,089       1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --               --         --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --               --         --         2.26%
      All contract charges                         --            220         $ 30,638       3.33%          --
2007  Lowest contract charge 0.50% Class B    $136.21             --               --         --         6.32%
      Highest contract charge 1.30% Class B   $105.74             --               --         --         5.48%
      All contract charges                         --            225         $ 30,902       4.50%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --               --         --       (18.13)%
      All contract charges                         --          1,229         $119,909       2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --               --         --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --               --         --         7.64%
      All contract charges                         --          1,247         $148,586       1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --               --         --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --               --         --        33.37%
      All contract charges                         --          1,120         $124,727       3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --               --         --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --               --         --       (45.66)%
      All contract charges                         --            889         $ 75,314       1.61%          --
2007  Lowest contract charge 0.50% Class B    $145.80             --               --         --        14.65%
      Highest contract charge 1.45% Class B   $188.80             --               --         --        13.54%
      All contract charges                         --            748         $117,043       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 67.65             --               --         --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --               --         --       (13.26)%
      All contract charges                         --          3,187         $348,671       2.95%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A    $ 77.24             --               --         --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --               --         --         3.96%
      All contract charges                         --          3,485         $439,022       2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --               --         --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --               --         --        25.55%
      All contract charges                         --          3,794         $458,941       2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --               --         --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --               --         --       (51.31)%
      All contract charges                         --          3,962         $381,162       2.82%          --
2007  Lowest contract charge 0.50% Class A    $118.10             --               --         --        11.45%
      Highest contract charge 1.45% Class A   $154.56             --               --         --        10.38%
      All contract charges                         --          4,247         $838,849       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 88.50             --               --         --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --               --         --       (13.33)%
      All contract charges                         --            537         $ 44,371       2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --               --         --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --               --         --         3.86%
      All contract charges                         --            614         $ 58,834       2.46%          --
2009  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --        26.47%
      Highest contract charge 1.30% Class B   $ 71.20             --               --         --        25.46%
      All contract charges                         --            676         $ 62,696       2.69%          --
2008  Lowest contract charge 0.50% Class B    $ 76.51             --               --         --       (50.97)%
      Highest contract charge 1.30% Class B   $ 56.75             --               --         --       (51.35)%
      All contract charges                         --            744         $ 55,667       2.82%          --
2007  Lowest contract charge 0.50% Class B    $156.05             --               --         --        11.16%
      Highest contract charge 1.30% Class B   $116.66             --               --         --        10.29%
      All contract charges                         --            787         $121,942       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 94.32             --               --         --       (16.58)%
      Highest contract charge 1.45% Class B   $114.01             --               --         --       (17.38)%
      All contract charges                         --          1,878         $198,047       1.92%          --
2010  Lowest contract charge 0.50% Class B    $113.07             --               --         --         5.54%
      Highest contract charge 1.45% Class B   $138.00             --               --         --         4.54%
      All contract charges                         --          2,043         $260,491       0.77%          --
2009  Lowest contract charge 0.50% Class B    $107.14             --               --         --        29.60%
      Highest contract charge 1.45% Class B   $132.01             --               --         --        28.35%
      All contract charges                         --          2,074         $252,937       2.12%          --
2008  Lowest contract charge 0.50% Class B    $ 82.67             --               --         --       (43.28)%
      Highest contract charge 1.45% Class B   $102.85             --               --         --       (43.82)%
      All contract charges                         --          2,004         $190,748       2.24%          --
2007  Lowest contract charge 0.50% Class B    $145.75             --               --         --         9.64%
      Highest contract charge 1.45% Class B   $183.08             --               --         --         8.58%
      All contract charges                         --          2,074         $351,707       1.93%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $108.93             --               --         --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32             --               --         --        (6.60)%
      All contract charges                         --            360         $ 43,245       1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66             --               --         --        11.76%
      Highest contract charge 1.45% Class B   $104.20             --               --         --        10.70%
      All contract charges                         --            384         $ 49,132       1.33%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $104.38             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13             --               --         --        30.39%
      All contract charges                         --            376         $ 43,960       1.50%          --
2008  Lowest contract charge 0.50% Class B    $ 79.29             --               --         --       (40.07)%
      Highest contract charge 1.45% Class B   $ 72.19             --               --         --       (40.65)%
      All contract charges                         --            380         $ 34,198       1.82%          --
2007  Lowest contract charge 0.50% Class B    $132.31             --               --         --        (1.71)%
      Highest contract charge 1.45% Class B   $121.64             --               --         --        (2.65)%
      All contract charges                         --            431         $ 64,820       1.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 90.63             --               --         --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52             --               --         --        (5.63)%
      All contract charges                         --            157         $ 13,764       1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11             --               --         --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62             --               --         --        12.53%
      All contract charges                         --            173         $ 16,084       1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72             --               --         --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53             --               --         --        24.68%
      All contract charges                         --            163         $ 13,328       4.70%          --
2008  Lowest contract charge 0.50% Class B    $ 66.51             --               --         --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --               --         --       (38.32)%
      All contract charges                         --            150         $  9,852       0.37%          --
2007  Lowest contract charge 0.50% Class B    $106.78             --               --         --         3.37%
      Highest contract charge 1.45% Class B   $104.71             --               --         --         2.37%
      All contract charges                         --            146         $ 15,557       1.23%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 75.76             --               --         --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --               --         --         0.88%
      All contract charges                         --          1,553         $118,553       0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --               --         --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --               --         --        14.27%
      All contract charges                         --          1,628         $123,033       0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --               --         --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --               --         --        34.24%
      All contract charges                         --          1,755         $115,833       2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --               --         --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --               --         --       (37.20)%
      All contract charges                         --          1,741         $ 85,377       0.14%          --
2007  Lowest contract charge 0.50% Class B    $ 75.03             --               --         --        13.41%
      Highest contract charge 1.45% Class B   $ 76.91             --               --         --        12.33%
      All contract charges                         --          1,870         $145,854       0.00%          --
EQ/LARGE CAP GROWTH PLUS (X)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 62.52             --               --         --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --               --         --        (5.05)%
      All contract charges                         --          1,612         $225,271       0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --               --         --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --               --         --        12.80%
      All contract charges                         --          1,626         $240,110       0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --               --         --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --               --         --        32.89%
      All contract charges                         --          1,746         $229,113       1.30%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH PLUS (X) (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 42.68             --                --        --       (38.55)%
      Highest contract charge 1.45% Class B       $ 66.67             --                --        --       (39.13)%
      All contract charges                             --          1,840        $  181,508      0.11%          --
2007  Lowest contract charge 0.50% Class B        $ 69.45             --                --        --        15.04%
      Highest contract charge 1.45% Class B       $109.53             --                --        --        13.94%
      All contract charges                             --          1,998        $  323,002      0.34%          --
EQ/LARGE CAP VALUE INDEX (Y)
      Unit Value 0.70% to 1.45%
2011  Lowest contract charge 0.70% Class B        $ 60.51             --                --        --        (1.03)%
      Highest contract charge 1.45% Class B       $ 57.72             --                --        --        (1.77)%
      All contract charges                             --            616        $   35,596      1.82%          --
2010  Lowest contract charge 0.50% Class B        $ 61.79             --                --        --        14.04%
      Highest contract charge 1.45% Class B       $ 58.76             --                --        --        12.97%
      All contract charges                             --            276        $   16,209      1.51%          --
2009  Lowest contract charge 0.50% Class B        $ 54.18             --                --        --        18.56%
      Highest contract charge 1.45% Class B       $ 52.01             --                --        --        17.40%
      All contract charges                             --            268        $   14,005     10.00%          --
2008  Lowest contract charge 0.50% Class B        $ 45.70             --                --        --       (56.92)%
      Highest contract charge 1.45% Class B       $ 44.30             --                --        --       (57.33)%
      All contract charges                             --            198        $    8,765      1.43%          --
2007  Lowest contract charge 0.50% Class B        $106.08             --                --        --        (6.41)%
      Highest contract charge 1.45% Class B       $103.83             --                --        --        (7.29)%
      All contract charges                             --            201        $   20,937      0.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A (f)    $112.50             --                --        --        (5.28)%
      Highest contract charge 1.45% Class A (f)   $ 99.17             --                --        --        (6.18)%
      All contract charges                             --          6,453        $  607,136      1.30%          --
2010  Lowest contract charge 0.50% Class A (f)    $118.77             --                --        --        12.34%
      Highest contract charge 1.45% Class A (f)   $105.70             --                --        --        11.26%
      All contract charges                             --          7,115        $  712,720      1.35%          --
2009  Lowest contract charge 0.50% Class A (f)    $105.72             --                --        --        20.01%
      Highest contract charge 1.45% Class A (f)   $ 95.00             --                --        --        18.87%
      All contract charges                             --          7,826        $  703,519      2.43%          --
2008  Lowest contract charge 0.50% Class A (f)    $ 88.09             --                --        --       (43.29)%
      Highest contract charge 1.45% Class A (f)   $ 79.92             --                --        --       (43.83)%
      All contract charges                             --          8,288        $  607,794      3.00%          --
2007  Lowest contract charge 0.50% Class A (f)    $155.34             --                --        --        (5.17)%
      Highest contract charge 1.45% Class A (f)   $142.29             --                --        --        (5.52)%
      All contract charges                             --          9,387        $1,261,004      2.66%          --
EQ/LARGE CAP VALUE PLUS (E)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $111.04             --                --        --        (5.55)%
      Highest contract charge 1.30% Class B       $ 67.99             --                --        --        (6.30)%
      All contract charges                             --            852        $   81,786      1.30%          --
2010  Lowest contract charge 0.50% Class B        $117.56             --                --        --        12.12%
      Highest contract charge 1.30% Class B       $ 72.56             --                --        --        11.24%
      All contract charges                             --            994        $  101,850      1.35%          --
2009  Lowest contract charge 0.50% Class B        $104.86             --                --        --        19.84%
      Highest contract charge 1.30% Class B       $ 65.23             --                --        --        18.88%
      All contract charges                             --          1,154        $  106,366      2.43%          --
2008  Lowest contract charge 0.50% Class B        $ 87.50             --                --        --       (43.61)%
      Highest contract charge 1.30% Class B       $ 54.87             --                --        --       (44.06)%
      All contract charges                             --          1,368        $  124,290      3.00%          --
2007  Lowest contract charge 0.50% Class B        $155.18             --                --        --        (5.03)%
      Highest contract charge 1.30% Class B       $ 98.09             --                --        --        (5.79)%
      All contract charges                             --          1,726        $  239,219      2.66%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.13             --               --         --        (8.97)%
      Highest contract charge 1.45% Class B   $108.93             --               --         --        (9.84)%
      All contract charges                         --            367         $ 39,757       0.72%          --
2010  Lowest contract charge 0.50% Class B    $127.57             --               --         --        13.40%
      Highest contract charge 1.45% Class B   $120.82             --               --         --        12.32%
      All contract charges                         --            340         $ 40,755       0.44%          --
2009  Lowest contract charge 0.50% Class B    $112.50             --               --         --        24.89%
      Highest contract charge 1.45% Class B   $107.57             --               --         --        23.70%
      All contract charges                         --            227         $ 24,207       0.81%          --
2008  Lowest contract charge 0.50% Class B    $ 90.08             --               --         --       (31.32)%
      Highest contract charge 1.45% Class B   $ 86.96             --               --         --       (31.98)%
      All contract charges                         --            104         $  9,067       1.30%          --
2007  Lowest contract charge 0.50% Class B    $131.15             --               --         --        10.12%
      Highest contract charge 1.45% Class B   $127.84             --               --         --         9.07%
      All contract charges                         --             54         $  7,108       0.82%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $137.81             --               --         --       (11.16)%
      Highest contract charge 1.45% Class B   $129.28             --               --         --       (12.01)%
      All contract charges                         --            490         $ 63,068       0.66%          --
2010  Lowest contract charge 0.50% Class B    $155.13             --               --         --        14.37%
      Highest contract charge 1.45% Class B   $146.92             --               --         --        14.87%
      All contract charges                         --            448         $ 65,388       0.99%          --
2009  Lowest contract charge 0.50% Class B    $135.64             --               --         --        36.55%
      Highest contract charge 1.45% Class B   $127.90             --               --         --        35.26%
      All contract charges                         --            353         $ 45,543       1.34%          --
2008  Lowest contract charge 0.50% Class B    $ 99.33             --               --         --       (40.58)%
      Highest contract charge 1.45% Class B   $ 95.89             --               --         --       (41.15)%
      All contract charges                         --            269         $ 25,877       0.98%          --
2007  Lowest contract charge 0.50% Class B    $167.16             --               --         --        15.63%
      Highest contract charge 1.45% Class B   $162.94             --               --         --        14.51%
      All contract charges                         --            227         $ 37,401       0.70%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.17             --               --         --        (2.89)%
      Highest contract charge 1.45% Class B   $108.81             --               --         --        (3.82)%
      All contract charges                         --          2,759         $302,528       0.62%          --
2010  Lowest contract charge 0.50% Class B    $127.87             --               --         --        25.12%
      Highest contract charge 1.45% Class B   $113.13             --               --         --        23.93%
      All contract charges                         --          2,915         $331,992       0.76%          --
2009  Lowest contract charge 0.50% Class B    $102.20             --               --         --        35.58%
      Highest contract charge 1.45% Class B   $ 91.29             --               --         --        34.29%
      All contract charges                         --          2,983         $274,329       1.14%          --
2008  Lowest contract charge 0.50% Class B    $ 75.38             --               --         --       (49.53)%
      Highest contract charge 1.45% Class B   $ 67.98             --               --         --       (50.02)%
      All contract charges                         --          2,796         $192,207       0.92%          --
2007  Lowest contract charge 0.50% Class B    $149.37             --               --         --         7.48%
      Highest contract charge 1.45% Class B   $136.02             --               --         --         6.46%
      All contract charges                         --          2,644         $364,141       0.00%          --
EQ/MID CAP VALUE PLUS (G)(H)(I)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $160.44             --               --         --        (9.88)%
      Highest contract charge 1.45% Class B   $114.55             --               --         --       (10.74)%
      All contract charges                         --          2,799         $399,994       0.84%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (G)(H)(I) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $178.03             --               --         --        21.85%
      Highest contract charge 1.45% Class B   $128.33             --               --         --        20.69%
      All contract charges                         --          3,090         $493,736       1.01%          --
2009  Lowest contract charge 0.50% Class B    $146.11             --               --         --        35.17%
      Highest contract charge 1.45% Class B   $106.33             --               --         --        33.88%
      All contract charges                         --          3,356         $444,470       1.36%          --
2008  Lowest contract charge 0.50% Class B    $108.09             --               --         --       (39.87)%
      Highest contract charge 1.45% Class B   $ 79.42             --               --         --       (40.45)%
      All contract charges                         --          2,463         $244,404       1.43%          --
2007  Lowest contract charge 0.50% Class B    $179.75             --               --         --        (2.09)%
      Highest contract charge 1.45% Class B   $133.36             --               --         --        (3.03)%
      All contract charges                         --          2,763         $458,308       1.01%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2011  Lowest contract charge 0.00% Class A    $  1.00             --               --         --         0.00%
      Highest contract charge 1.45% Class A   $117.06             --               --         --        (1.45)%
      All contract charges                         --          1,582         $ 66,822       0.01%          --
2010  Lowest contract charge 0.50% Class A    $106.54             --               --         --        (0.40)%
      Highest contract charge 1.49% Class A   $ 35.91             --               --         --        (1.51)%
      All contract charges                         --          1,522         $ 75,400       0.06%          --
2009  Lowest contract charge 0.50% Class A    $106.97             --               --         --        (0.21)%
      Highest contract charge 1.49% Class A   $ 36.46             --               --         --        (1.43)%
      All contract charges                         --          1,888         $ 95,425       0.17%          --
2008  Lowest contract charge 0.50% Class A    $107.20             --               --         --         1.85%
      Highest contract charge 1.49% Class A   $ 36.99             --               --         --         1.04%
      All contract charges                         --          2,804         $139,434       2.82%          --
2007  Lowest contract charge 0.50% Class A    $105.25             --               --         --         4.46%
      Highest contract charge 1.49% Class A   $ 36.61             --               --         --         3.62%
      All contract charges                         --          3,066         $147,228       4.79%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2011  Lowest contract charge 0.00% Class B    $  1.00             --               --         --         0.00%
      Highest contract charge 1.30% Class B   $100.81             --               --         --        (1.28)%
      All contract charges                         --            882         $ 38,034       0.01%          --
2010  Lowest contract charge 0.50% Class B    $117.46             --               --         --        (0.49)%
      Highest contract charge 1.30% Class B   $102.12             --               --         --        (1.28)%
      All contract charges                         --            328         $ 37,487       0.06%          --
2009  Lowest contract charge 0.50% Class B    $118.04             --               --         --        (0.51)%
      Highest contract charge 1.30% Class B   $103.45             --               --         --        (1.29)%
      All contract charges                         --            380         $ 44,026       0.17%          --
2008  Lowest contract charge 0.50% Class B    $118.64             --               --         --         1.60%
      Highest contract charge 1.30% Class B   $104.80             --               --         --         0.80%
      All contract charges                         --            466         $ 55,344       2.82%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --         4.18%
      Highest contract charge 1.30% Class B   $103.97             --               --         --         3.35%
      All contract charges                         --            368         $ 44,041       4.79%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $132.95             --               --         --         2.16%
      Highest contract charge 1.45% Class B   $125.87             --               --         --         1.39%
      All contract charges                         --            295         $ 37,352       0.50%          --
2010  Lowest contract charge 0.50% Class B    $131.79             --               --         --         7.68%
      Highest contract charge 1.45% Class B   $124.15             --               --         --         6.65%
      All contract charges                         --            325         $ 40,465       0.61%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $122.39             --               --         --        29.09%
      Highest contract charge 1.45% Class B   $116.41             --               --         --        27.85%
      All contract charges                         --            287         $ 33,366       0.44%          --
2008  Lowest contract charge 0.50% Class B    $ 94.81             --               --         --       (33.23)%
      Highest contract charge 1.45% Class B   $ 91.05             --               --         --       (33.86)%
      All contract charges                         --            216         $ 19,750       0.25%          --
2007  Lowest contract charge 0.50% Class B    $141.99             --               --         --        20.21%
      Highest contract charge 1.45% Class B   $137.67             --               --         --        19.06%
      All contract charges                         --            106         $ 14,637       0.46%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.17             --               --         --        (8.16)%
      Highest contract charge 1.45% Class B   $153.06             --               --         --        (9.03)%
      All contract charges                         --          1,246         $187,783       0.26%          --
2010  Lowest contract charge 0.50% Class B    $177.66             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $168.26             --               --         --        30.38%
      All contract charges                         --            997         $166,171       0.12%          --
2009  Lowest contract charge 0.50% Class B    $134.96             --               --         --        56.28%
      Highest contract charge 1.45% Class B   $129.05             --               --         --        54.79%
      All contract charges                         --            662         $ 84,822       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 86.36             --               --         --       (47.59)%
      Highest contract charge 1.45% Class B   $ 83.37             --               --         --       (48.09)%
      All contract charges                         --            384         $ 32,050       0.00%          --
2007  Lowest contract charge 0.50% Class B    $164.77             --               --         --        21.80%
      Highest contract charge 1.45% Class B   $160.61             --               --         --        20.63%
      All contract charges                         --            286         $ 45,962       0.34%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 88.18             --               --         --        (4.93)%
      Highest contract charge 1.45% Class B   $ 83.80             --               --         --        (5.83)%
      All contract charges                         --            308         $ 25,979       0.90%          --
2010  Lowest contract charge 0.50% Class B    $ 92.75             --               --         --        11.37%
      Highest contract charge 1.45% Class B   $ 88.99             --               --         --        10.31%
      All contract charges                         --            342         $ 30,620       1.86%          --
2009  Lowest contract charge 0.50% Class B    $ 83.28             --               --         --        24.50%
      Highest contract charge 1.45% Class B   $ 80.67             --               --         --        23.31%
      All contract charges                         --            364         $ 29,448       0.19%          --
2008  Lowest contract charge 0.50% Class B    $ 66.89             --               --         --       (38.41)%
      Highest contract charge 1.45% Class B   $ 65.42             --               --         --       (39.00)%
      All contract charges                         --            351         $ 23,077       3.77%          --
2007  Lowest contract charge 0.50% Class B    $108.61             --               --         --         1.15%
      Highest contract charge 1.45% Class B   $107.25             --               --         --         0.17%
      All contract charges                         --            337         $ 36,145       0.00%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 99.14             --               --         --        (9.08)%
      Highest contract charge 1.45% Class B   $ 94.21             --               --         --        (9.94)%
      All contract charges                         --            525         $ 49,427       0.83%          --
2010  Lowest contract charge 0.50% Class B    $109.04             --               --         --        14.61%
      Highest contract charge 1.45% Class B   $104.61             --               --         --        13.51%
      All contract charges                         --            356         $ 37,232       0.66%          --
2009  Lowest contract charge 0.50% Class B    $ 95.14             --               --         --        37.92%
      Highest contract charge 1.45% Class B   $ 92.16             --               --         --        36.61%
      All contract charges                         --            242         $ 22,289       0.70%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 68.98             --               --         --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46             --               --         --       (41.61)%
      All contract charges                             --            160         $ 10,889       1.37%          --
2007  Lowest contract charge 0.50% Class B        $116.99             --               --         --         5.18%
      Highest contract charge 1.45% Class B       $115.53             --               --         --         4.17%
      All contract charges                             --            114         $ 13,151       0.37%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $ 99.23             --               --         --        (1.05)%
      Highest contract charge 1.25% Class A (s)   $ 98.88             --               --         --        (1.20)%
      All contract charges                             --              2         $    163       0.48%          --
2010  Lowest contract charge 1.10% Class A (s)    $100.28             --               --         --        (0.02)%
      Highest contract charge 1.25% Class A (s)   $100.08             --               --         --        (0.17)%
      All contract charges                             --              2         $    168       0.33%          --
2009  Lowest contract charge 1.10% Class A (s)    $100.30             --               --         --         0.30%
      Highest contract charge 1.25% Class A (s)   $100.25             --               --         --         0.25%
      All contract charges                             --              2         $    171       1.17%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $113.17             --               --         --        (0.69)%
      Highest contract charge 1.45% Class B       $106.16             --               --         --        (1.64)%
      All contract charges                             --          1,147         $123,827       0.48%          --
2010  Lowest contract charge 0.50% Class B        $113.96             --               --         --         0.34%
      Highest contract charge 1.45% Class B       $107.93             --               --         --        (0.62)%
      All contract charges                             --          1,333         $145,853       0.33%          --
2009  Lowest contract charge 0.50% Class B        $113.57             --               --         --         7.47%
      Highest contract charge 1.45% Class B       $108.60             --               --         --         6.44%
      All contract charges                             --          1,345         $147,582       1.17%          --
2008  Lowest contract charge 0.50% Class B        $105.68             --               --         --        (4.53)%
      Highest contract charge 1.45% Class B       $102.03             --               --         --        (5.44)%
      All contract charges                             --            975         $100,324       3.21%          --
2007  Lowest contract charge 0.50% Class B        $110.69             --               --         --        10.91%
      Highest contract charge 1.45% Class B       $107.90             --               --         --         9.86%
      All contract charges                             --            448         $ 48,682       3.10%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A        $165.87             --               --         --         0.75%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         0.00%
      All contract charges                             --            586         $105,659       2.46%          --
2010  Lowest contract charge 0.50% Class A        $109.76             --               --         --         5.93%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         4.93%
      All contract charges                             --            663         $119,757      10.69%          --
2009  Lowest contract charge 0.50% Class A        $103.61             --               --         --         5.75%
      Highest contract charge 1.45% Class A       $135.11             --               --         --         4.74%
      All contract charges                             --            714         $122,518       3.62%          --
2008  Lowest contract charge 0.50% Class A        $ 97.98             --               --         --        (6.79)%
      Highest contract charge 1.45% Class A       $129.00             --               --         --        (7.69)%
      All contract charges                             --            603         $ 98,734       5.15%          --
2007  Lowest contract charge 0.50% Class A        $105.12             --               --         --         4.28%
      Highest contract charge 1.45% Class A       $139.74             --               --         --         3.27%
      All contract charges                             --            691         $122,544       5.12%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $145.89             --               --         --         0.72%
      Highest contract charge 1.30% Class B       $105.09             --               --         --        (0.08)%
      All contract charges                             --            225         $ 31,270       2.46%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (O) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $144.85             --               --         --         5.71%
      Highest contract charge 1.30% Class B   $105.17             --               --         --         4.88%
      All contract charges                         --            257         $ 35,267      10.69%          --
2009  Lowest contract charge 0.50% Class B    $137.03             --               --         --         5.54%
      Highest contract charge 1.30% Class B   $100.28             --               --         --         4.70%
      All contract charges                         --            266         $ 35,438       3.62%          --
2008  Lowest contract charge 0.50% Class B    $129.84             --               --         --        (7.02)%
      Highest contract charge 1.30% Class B   $ 95.78             --               --         --        (7.74)%
      All contract charges                         --            195         $ 25,267       5.15%          --
2007  Lowest contract charge 0.50% Class B    $139.64             --               --         --         4.01%
      Highest contract charge 1.30% Class B   $103.82             --               --         --         3.18%
      All contract charges                         --            241         $ 33,892       5.12%          --
EQ/SMALL COMPANY INDEX (N)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.21             --               --         --        (4.48)%
      Highest contract charge 1.45% Class B   $148.17             --               --         --        (5.39)%
      All contract charges                         --          1,195         $175,975       0.67%          --
2010  Lowest contract charge 0.50% Class B    $170.86             --               --         --        25.19%
      Highest contract charge 1.45% Class B   $156.61             --               --         --        24.00%
      All contract charges                         --          1,249         $194,601       0.97%          --
2009  Lowest contract charge 0.50% Class B    $136.48             --               --         --        25.50%
      Highest contract charge 1.45% Class B   $126.30             --               --         --        24.30%
      All contract charges                         --          1,263         $158,989       0.00%          --
2008  Lowest contract charge 0.50% Class B    $108.75             --               --         --       (34.46)%
      Highest contract charge 1.45% Class B   $101.61             --               --         --       (35.09)%
      All contract charges                         --          1,079         $110,179       0.86%          --
2007  Lowest contract charge 0.50% Class B    $165.93             --               --         --        (2.33)%
      Highest contract charge 1.45% Class B   $156.54             --               --         --        (3.26)%
      All contract charges                         --          1,028         $162,622       1.40%          --
EQ/T. ROWE PRICE GROWTH STOCK (C)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $108.34             --               --         --        (2.43)%
      Highest contract charge 1.45% Class B   $101.09             --               --         --        (3.36)%
      All contract charges                         --          1,478         $149,894       0.00%          --
2010  Lowest contract charge 0.50% Class B    $111.04             --               --         --        15.81%
      Highest contract charge 1.45% Class B   $104.60             --               --         --        14.71%
      All contract charges                         --          1,301         $136,780       0.00%          --
2009  Lowest contract charge 0.50% Class B    $ 95.88             --               --         --        41.92%
      Highest contract charge 1.45% Class B   $ 91.19             --               --         --        40.57%
      All contract charges                         --          1,059         $ 96,907       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 67.56             --               --         --       (42.49)%
      Highest contract charge 1.45% Class B   $ 64.87             --               --         --       (43.05)%
      All contract charges                         --            804         $ 52,446       0.00%          --
2007  Lowest contract charge 0.50% Class B    $117.48             --               --         --         6.69%
      Highest contract charge 1.45% Class B   $113.91             --               --         --         5.67%
      All contract charges                         --            750         $ 86,072       0.14%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 81.83             --               --         --        (8.76)%
      Highest contract charge 1.45% Class B   $ 77.77             --               --         --        (9.62)%
      All contract charges                         --            375         $ 29,358       1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 89.69             --               --         --         7.45%
      Highest contract charge 1.45% Class B   $ 86.05             --               --         --         6.42%
      All contract charges                         --            363         $ 31,436       1.51%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $ 83.47            --               --          --        29.39%
      Highest contract charge 1.45% Class B   $ 80.86            --               --          --        28.15%
      All contract charges                         --           345          $27,972        1.63%          --
2008  Lowest contract charge 0.50% Class B    $ 64.51            --               --          --       (41.12)%
      Highest contract charge 1.45% Class B   $ 63.10            --               --          --       (41.68)%
      All contract charges                         --           291          $18,450        1.69%          --
2007  Lowest contract charge 0.50% Class B    $109.56            --               --          --         1.58%
      Highest contract charge 1.45% Class B   $108.19            --               --          --         0.60%
      All contract charges                         --           276          $29,896        0.67%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B    $114.40            --               --          --        (3.50)%
      Highest contract charge 1.34% Class B   $109.19            --               --          --        (4.12)%
      All contract charges                         --           177          $18,894        0.73%          --
2010  Lowest contract charge 0.50% Class B    $120.05            --               --          --        12.50%
      Highest contract charge 1.45% Class B   $113.09            --               --          --        11.43%
      All contract charges                         --           206          $22,949        0.73%          --
2009  Lowest contract charge 0.50% Class B    $106.71            --               --          --        31.77%
      Highest contract charge 1.45% Class B   $101.49            --               --          --        30.52%
      All contract charges                         --           207          $20,745        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 80.98            --               --          --       (40.33)%
      Highest contract charge 1.45% Class B   $ 77.76            --               --          --       (40.90)%
      All contract charges                         --           195          $15,016        1.19%          --
2007  Lowest contract charge 0.50% Class B    $135.71            --               --          --         0.66%
      Highest contract charge 1.45% Class B   $131.58            --               --          --        (0.30)%
      All contract charges                         --           204          $27,120        0.92%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $103.75            --               --          --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --               --          --        (3.40)%
      All contract charges                         --           230          $22,874        1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --               --          --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --               --          --        13.55%
      All contract charges                         --           227          $23,239        1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --               --          --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --               --          --        26.54%
      All contract charges                         --           210          $18,995        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 73.61            --               --          --       (37.26)%
      Highest contract charge 1.45% Class B   $ 71.07            --               --          --       (37.86)%
      All contract charges                         --           197          $14,153        1.92%          --
2007  Lowest contract charge 0.50% Class B    $117.33            --               --          --        (2.99)%
      Highest contract charge 1.45% Class B   $114.37            --               --          --        (3.92)%
      All contract charges                         --           199          $22,805        1.69%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $110.09            --               --          --        (6.34)%
      Highest contract charge 1.45% Class B   $101.17            --               --          --        (7.23)%
      All contract charges                         --           930          $96,316        0.00%          --
2010  Lowest contract charge 0.50% Class B    $117.54            --               --          --        16.70%
      Highest contract charge 1.45% Class B   $109.06            --               --          --        15.59%
      All contract charges                         --           661          $73,829        0.01%          --
2009  Lowest contract charge 0.50% Class B    $100.72            --               --          --        39.60%
      Highest contract charge 1.45% Class B   $ 94.35            --               --          --        38.26%
      All contract charges                         --           484          $46,515        0.19%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.15            --               --          --       (27.97)%
      Highest contract charge 1.45% Class B               $ 68.24            --               --          --       (28.66)%
      All contract charges                                     --           305          $21,123        0.58%          --
2007  Lowest contract charge 0.50% Class B                $100.16            --               --          --        10.77%
      Highest contract charge 1.45% Class B               $ 95.65            --               --          --         9.72%
      All contract charges                                     --           295          $28,671        0.00%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class 2 (t)    $102.91            --               --          --        (3.27)%
      Highest contract charge 1.45% Service Class 2 (t)   $ 89.78            --               --          --        (7.73)%
      All contract charges                                     --           650          $71,089        1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (t)    $117.81            --               --          --        12.48%
      Highest contract charge 1.34% Service Class 2 (t)   $117.57            --               --          --        12.28%
      All contract charges                                     --           147          $16,900        2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $102.63            --               --          --        (0.25)%
      Highest contract charge 1.20% Service Class 2 (t)   $102.11            --               --          --        (0.55)%
      All contract charges                                     --             6          $   659        3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $102.89            --               --          --         3.37%
      Highest contract charge 1.20% Service Class 2 (t)   $102.67            --               --          --         3.16%
      All contract charges                                     --             2          $   192        3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $ 99.51            --               --          --       (11.65)%
      Highest contract charge 1.20% Service Class 2 (t)   $ 99.00            --               --          --       (11.91)%
      All contract charges                                     --            39          $ 3,930        0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $112.63            --               --          --        13.50%
      Highest contract charge 1.20% Service Class 2 (t)   $112.39            --               --          --        13.27%
      All contract charges                                     --            13          $ 1,569        0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Shares (t)     $ 86.38            --               --          --       (11.80)%
      Highest contract charge 1.34% Service Shares (t)    $ 86.03            --               --          --       (12.14)%
      All contract charges                                     --            43          $ 3,873        1.38%          --
2010  Lowest contract charge 0.90% Service Shares (t)     $107.80            --               --          --         7.99%
      Highest contract charge 1.20% Service Shares (t)    $107.57            --               --          --         7.77%
      All contract charges                                     --             3          $   377        1.16%          --
INVESCO V.I. DIVIDEND GROWTH FUND (W)
      Unit Value 1.00% to 1.20%*
2011  Lowest contract charge 1.00% Series II (z)          $ 90.74            --               --          --        (8.50)%
      Highest contract charge 1.20% Series II (z)         $ 90.43            --               --          --        (8.63)%
      All contract charges                                     --             2          $   139        0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Series II (t)          $103.15            --               --          --        (7.20)%
      Highest contract charge 1.45% Series II (t)         $ 87.60            --               --          --       (11.03)%
      All contract charges                                     --           118          $12,045        4.79%          --
2010  Lowest contract charge 0.70% Series II (t)          $109.44            --               --          --         5.19%
      Highest contract charge 1.34% Series II (t)         $109.21            --               --          --         5.00%
      All contract charges                                     --            33          $ 3,634        1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (aa)         $ 95.38            --               --          --        (4.60)%
      Highest contract charge 1.34% Series II (aa)        $ 94.99            --               --          --        (4.97)%
      All contract charges                                     --            28          $ 2,717        0.00%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $ 87.16            --               --          --       (10.41)%
      Highest contract charge 1.34% Series II (t)        $ 86.80            --               --          --       (10.76)%
      All contract charges                                    --            89          $ 8,406        0.59%          --
2010  Lowest contract charge 0.90% Series II (t)         $109.72            --               --          --        11.11%
      Highest contract charge 1.20% Series II (t)        $109.49            --               --          --        10.89%
      All contract charges                                    --            12          $ 1,264        1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Series II (t)         $106.96            --               --          --        (6.97)%
      Highest contract charge 1.34% Series II (t)        $105.76            --               --          --        (7.75)%
      All contract charges                                    --            67          $ 7,017        0.11%          --
2010  Lowest contract charge 0.70% Series II (t)         $114.89            --               --          --         9.90%
      Highest contract charge 1.34% Series II (t)        $114.65            --               --          --         9.70%
      All contract charges                                    --            16          $ 1,938        0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $122.49            --               --          --        (1.68)%
      Highest contract charge 1.34% Series II (t)        $121.44            --               --          --        (2.31)%
      All contract charges                                    --            33          $ 3,749        0.00%          --
2010  Lowest contract charge 0.70% Series II (t)         $124.58            --               --          --        17.58%
      Highest contract charge 1.34% Series II (t)        $124.31            --               --          --        17.37%
      All contract charges                                    --             5          $   788        0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Common Shares (t)     $103.21            --               --          --        (9.53)%
      Highest contract charge 1.45% Common Shares (t)    $ 86.86            --               --          --       (12.04)%
      All contract charges                                    --           143          $16,122        0.00%          --
2010  Lowest contract charge 0.70% Common Shares (t)     $128.82            --               --          --        24.79%
      Highest contract charge 1.34% Common Shares (t)    $128.55            --               --          --        24.57%
      All contract charges                                    --            29          $ 3,760        0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (v)     $111.56            --               --          --         4.73%
      Highest contract charge 1.34% Common Shares (v)    $110.31            --               --          --         3.85%
      All contract charges                                    --           301          $33,347        6.59%          --
2010  Lowest contract charge 0.70% Common Shares (v)     $106.45            --               --          --         4.86%
      Highest contract charge 1.34% Common Shares (v)    $106.22            --               --          --         4.67%
      All contract charges                                    --            53          $ 5,682        0.00%          --
IVY FUNDS MID CAP GROWTH
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Common Shares (aa)    $ 90.05            --               --          --        (7.12)%
      Highest contract charge 1.34% Common Shares (aa)   $ 89.68            --               --          --        (7.48)%
      All contract charges                                    --            64          $ 5,792        0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (t)     $ 79.53            --               --          --       (16.05)%
      Highest contract charge 1.34% Common Shares (t)    $ 79.10            --               --          --       (16.49)%
      All contract charges                                    --            32          $ 2,757        0.35%          --
2010  Lowest contract charge 0.90% Common Shares (t)     $112.82            --               --          --        13.52%
      Highest contract charge 1.20% Common Shares (t)    $112.58            --               --          --        13.30%
      All contract charges                                    --             2          $   268        0.00%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Shares (v)    $ 92.74             --               --         --       (18.44)%
      Highest contract charge 1.45% Service Shares (v)   $ 82.12             --               --         --       (15.20)%
      All contract charges                                    --            499         $ 45,930       2.84%          --
2010  Lowest contract charge 0.50% Service Shares (v)    $113.71             --               --         --         8.60%
      Highest contract charge 1.34% Service Shares (v)   $113.40             --               --         --         8.34%
      All contract charges                                    --            144         $ 16,398       1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (t)     $108.65             --               --         --        (2.46)%
      Highest contract charge 1.34% Service Class (t)    $107.72             --               --         --        (3.09)%
      All contract charges                                    --            281         $ 29,846       1.30%          --
2010  Lowest contract charge 0.70% Service Class (t)     $111.39             --               --         --         7.84%
      Highest contract charge 1.34% Service Class (t)    $111.16             --               --         --         7.65%
      All contract charges                                    --             55         $  6,102       0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (v)     $118.75             --               --         --        (0.34)%
      Highest contract charge 1.34% Service Class (v)    $117.74             --               --         --        (0.98)%
      All contract charges                                    --             22         $  2,551       0.26%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.15             --               --         --        12.10%
      Highest contract charge 1.34% Service Class (v)    $118.90             --               --         --        11.90%
      All contract charges                                    --              3         $    314       0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2011  Lowest contract charge 0.90% Service Class (t)     $111.25             --               --         --        (3.29)%
      Highest contract charge 1.34% Service Class (t)    $110.60             --               --         --        (3.72)%
      All contract charges                                    --             32         $  3,388       0.82%          --
2010  Lowest contract charge 0.90% Service Class (t)     $115.04             --               --         --         9.34%
      Highest contract charge 1.34% Service Class (t)    $114.87             --               --         --         9.20%
      All contract charges                                    --             16         $  1,748       0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $120.03             --               --         --         0.55%
      Highest contract charge 1.45% Service Class (v)    $ 92.48             --               --         --        (3.74)%
      All contract charges                                    --             80         $  9,624       0.00%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.29             --               --         --        11.34%
      Highest contract charge 1.34% Service Class (v)    $119.04             --               --         --        11.14%
      All contract charges                                    --             16         $  1,973       0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $117.74             --               --         --         5.98%
      Highest contract charge 1.45% Service Class (v)    $ 94.91             --               --         --        (3.94)%
      All contract charges                                    --            175         $ 20,340       3.47%          --
2010  Lowest contract charge 0.70% Service Class (v)     $111.03             --               --         --         9.36%
      Highest contract charge 1.34% Service Class (v)    $110.79             --               --         --         9.16%
      All contract charges                                    --             19         $  2,068       0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A               $ 93.39             --               --         --        (6.52)%
      Highest contract charge 1.45% Class A              $ 66.42             --               --         --        (7.42)%
      All contract charges                                    --          6,544         $497,562       0.15%          --
2010  Lowest contract charge 0.50% Class A               $ 99.90             --               --         --        17.31%
      Highest contract charge 1.45% Class A              $ 71.74             --               --         --        16.19%
      All contract charges                                    --          7,304         $598,009       0.87%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (L)(U) (CONTINUED)
2009  Lowest contract charge 0.50% Class A    $ 85.16             --               --         --        36.94%
      Highest contract charge 1.45% Class A   $ 61.74             --               --         --        35.63%
      All contract charges                         --          7,754         $543,315       0.40%          --
2008  Lowest contract charge 0.50% Class A    $ 62.19             --               --         --       (46.81)%
      Highest contract charge 1.45% Class A   $ 45.52             --               --         --       (47.32)%
      All contract charges                         --          7,902         $406,785       0.49%          --
2007  Lowest contract charge 0.50% Class A    $116.93             --               --         --        11.11%
      Highest contract charge 1.45% Class A   $ 86.41             --               --         --        10.03%
      All contract charges                         --          8,900         $867,396       0.10%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 70.00             --               --         --        (6.75)%
      Highest contract charge 1.30% Class B   $ 88.48             --               --         --        (7.49)%
      All contract charges                         --            303         $ 20,908       0.15%          --
2010  Lowest contract charge 0.50% Class B    $ 75.07             --               --         --        17.02%
      Highest contract charge 1.30% Class B   $ 95.64             --               --         --        16.10%
      All contract charges                         --            367         $ 27,322       0.87%          --
2009  Lowest contract charge 0.50% Class B    $ 64.15             --               --         --        36.58%
      Highest contract charge 1.30% Class B   $ 82.38             --               --         --        35.52%
      All contract charges                         --            279         $ 17,675       0.40%          --
2008  Lowest contract charge 0.50% Class B    $ 46.97             --               --         --       (46.94)%
      Highest contract charge 1.30% Class B   $ 60.79             --               --         --       (47.37)%
      All contract charges                         --            133         $  6,081       0.49%          --
2007  Lowest contract charge 0.50% Class B    $ 88.52             --               --         --        10.83%
      Highest contract charge 1.30% Class B   $115.50             --               --         --         9.95%
      All contract charges                         --            159         $ 13,842       0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $155.17             --               --         --         5.28%
      Highest contract charge 1.45% Class B   $140.97             --               --         --         4.28%
      All contract charges                         --            844         $120,045       2.57%          --
2010  Lowest contract charge 0.50% Class B    $147.39             --               --         --         5.68%
      Highest contract charge 1.45% Class B   $135.19             --               --         --         4.66%
      All contract charges                         --            818         $111,731       2.80%          --
2009  Lowest contract charge 0.50% Class B    $139.47             --               --         --         7.77%
      Highest contract charge 1.45% Class B   $129.17             --               --         --         6.74%
      All contract charges                         --            666         $ 86,980       3.57%          --
2008  Lowest contract charge 0.50% Class B    $129.41             --               --         --         1.95%
      Highest contract charge 1.45% Class B   $121.01             --               --         --         0.98%
      All contract charges                         --            582         $ 71,497       4.88%          --
2007  Lowest contract charge 0.50% Class B    $126.94             --               --         --         5.73%
      Highest contract charge 1.45% Class B   $119.83             --               --         --         4.71%
      All contract charges                         --            594         $ 72,099       4.09%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.60             --               --         --       (18.39)%
      Highest contract charge 1.45% Class B   $105.93             --               --         --       (19.17)%
      All contract charges                         --            489         $ 52,486       1.60%          --
2010  Lowest contract charge 0.50% Class B    $142.88             --               --         --         6.42%
      Highest contract charge 1.45% Class B   $131.06             --               --         --         5.40%
      All contract charges                         --            552         $ 73,081       2.93%          --
2009  Lowest contract charge 0.50% Class B    $134.26             --               --         --        29.27%
      Highest contract charge 1.45% Class B   $124.34             --               --         --        28.04%
      All contract charges                         --            597         $ 74,900       1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                --         --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                --         --       (48.00)%
      All contract charges                         --           616          $ 60,647       1.53%          --
2007  Lowest contract charge 0.50% Class B    $197.82            --                --         --        11.87%
      Highest contract charge 1.45% Class B   $186.75            --                --         --        10.79%
      All contract charges                         --           644          $121,692       0.72%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $109.12            --                --         --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                --         --        (8.69)%
      All contract charges                         --           125          $ 12,610       0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                --         --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                --         --         9.93%
      All contract charges                         --           137          $ 15,023       0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                --         --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                --         --        30.58%
      All contract charges                         --           150          $ 15,024       1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                --         --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                --         --       (40.41)%
      All contract charges                         --           159          $ 12,192       0.51%          --
2007  Lowest contract charge 0.50% Class B    $134.47            --                --         --         4.48%
      Highest contract charge 1.45% Class B   $126.94            --                --         --         3.47%
      All contract charges                         --           173          $ 22,281       0.43%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.43            --                --         --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                --         --        (6.89)%
      All contract charges                         --           414          $ 47,447       0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                --         --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                --         --        11.51%
      All contract charges                         --           468          $ 57,445       0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                --         --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                --         --        21.09%
      All contract charges                         --           507          $ 55,659       1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                --         --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                --         --       (38.36)%
      All contract charges                         --           523          $ 47,681       1.42%          --
2007  Lowest contract charge 0.50% Class B    $154.53            --                --         --         3.12%
      Highest contract charge 1.45% Class B   $145.88            --                --         --         2.13%
      All contract charges                         --           501            73,897       1.12%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $114.08            --                --         --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                --         --        (9.22)%
      All contract charges                         --           573          $ 61,816       0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                --         --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                --         --        25.04%
      All contract charges                         --           642          $ 76,165       0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                --         --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                --         --        39.71%
      All contract charges                         --           679          $ 64,442       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                --         --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                --         --       (44.40)%
      All contract charges                         --           679          $ 46,112       0.00%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $127.03            --                --         --        11.34%
      Highest contract charge 1.45% Class B   $119.92            --                --         --        10.27%
      All contract charges                         --           730          $ 88,998       0.00%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $141.96            --                --         --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                --         --       (14.58)%
      All contract charges                         --           440          $ 57,115       0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                --         --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                --         --        23.10%
      All contract charges                         --           487          $ 74,122       0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                --         --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                --         --        42.28%
      All contract charges                         --           487          $ 60,246       3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                --         --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                --         --       (36.90)%
      All contract charges                         --           478          $ 41,835       0.45%          --
2007  Lowest contract charge 0.50% Class B    $144.72            --                --         --        (0.41)%
      Highest contract charge 1.45% Class B   $136.63            --                --         --        (1.36)%
      All contract charges                         --           514          $ 71,135       0.00%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                --         --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                --         --         3.81%
      All contract charges                         --           546          $ 88,897       3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                --         --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                --         --         5.35%
      All contract charges                         --           586          $ 92,038       2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                --         --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                --         --         8.32%
      All contract charges                         --           599          $ 89,248       4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                --         --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                --         --       (24.43)%
      All contract charges                         --           645          $ 88,735       9.05%          --
2007  Lowest contract charge 0.50% Class A    $105.59            --                --         --         2.88%
      Highest contract charge 1.45% Class A   $106.88            --                --         --         1.90%
      All contract charges                         --           749          $136,313       7.58%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $127.26            --                --         --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                --         --         3.72%
      All contract charges                         --           289          $ 29,574       3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                --         --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                --         --         5.26%
      All contract charges                         --           305          $ 30,085       2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                --         --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                --         --         8.23%
      All contract charges                         --           277          $ 26,252       4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                --         --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                --         --       (24.49)%
      All contract charges                         --           298          $ 26,227       9.05%          --
2007  Lowest contract charge 0.50% Class B    $138.16            --                --         --         2.62%
      Highest contract charge 1.30% Class B   $104.30            --                --         --         1.81%
      All contract charges                         --           384          $ 44,436       7.58%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (D)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $114.12             --               --         --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --               --         --       (16.90)%
      All contract charges                                   --            365         $ 39,106       0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --               --         --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --               --         --        25.81%
      All contract charges                                   --            410         $ 52,764       0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --               --         --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --               --         --        32.58%
      All contract charges                                   --            429         $ 43,863       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 80.00             --               --         --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --               --         --       (42.96)%
      All contract charges                                   --            416         $ 32,215       0.00%          --
2007  Lowest contract charge 0.50% Class B              $138.89             --               --         --         3.16%
      Highest contract charge 1.45% Class B             $134.67             --               --         --         2.17%
      All contract charges                                   --            439         $ 59,581       0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $163.11             --               --         --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --               --         --       (10.34)%
      All contract charges                                   --            696         $107,551       0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --               --         --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --               --         --        22.70%
      All contract charges                                   --            783         $134,605       0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --               --         --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --               --         --        24.59%
      All contract charges                                   --            853         $119,151       1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --               --         --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --               --         --       (38.77)%
      All contract charges                                   --            872         $ 97,762       0.25%          --
2007  Lowest contract charge 0.50% Class B              $187.01             --               --         --       (10.30)%
      Highest contract charge 1.45% Class B             $143.86             --               --         --       (11.16)%
      All contract charges                                   --            957         $174,548       0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $119.81             --               --         --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --               --         --        (6.20)%
      All contract charges                                   --            978         $108,102       0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --               --         --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --               --         --        16.00%
      All contract charges                                   --          1,075         $126,366       0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --               --         --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --               --         --        56.15%
      All contract charges                                   --          1,128         $114,338       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --               --         --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --               --         --       (47.85)%
      All contract charges                                   --            995         $ 64,569       0.00%          --
2007  Lowest contract charge 0.50% Class B              $130.12             --               --         --        17.63%
      Highest contract charge 1.45% Class B             $122.84             --               --         --        16.50%
      All contract charges                                   --          1,044         $129,627       0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Service Class (t)    $106.07             --               --         --        (0.80)%
      Highest contract charge 1.20% Service Class (t)   $104.81             --               --         --        (1.50)%
      All contract charges                                   --              2         $    187       0.41%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (t)    $106.41            --               --          --         7.17%
      Highest contract charge 1.20% Service Class (t)   $106.41            --               --          --         7.17%
      All contract charges                                   --            --          $    52        0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Advisor Class (t)    $113.87            --               --          --        (8.01)%
      Highest contract charge 1.20% Advisor Class (t)   $112.52            --               --          --        (8.65)%
      All contract charges                                   --            16          $ 1,926       14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (t)    $123.43            --               --          --        22.88%
      Highest contract charge 1.20% Advisor Class (t)   $123.17            --               --          --        22.63%
      All contract charges                                   --             4          $   561       11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B              $102.23            --               --          --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --               --          --        (4.13)%
      All contract charges                                   --           217          $21,215        1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --               --          --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --               --          --         9.12%
      All contract charges                                   --           202          $20,501        1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --               --          --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --               --          --        18.56%
      All contract charges                                   --           171          $15,922        4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --               --          --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --               --          --       (31.49)%
      All contract charges                                   --           128          $10,137        3.62%          --
2007  Lowest contract charge 0.50% Class B              $115.88            --               --          --         6.70%
      Highest contract charge 1.45% Class B             $114.43            --               --          --         5.68%
      All contract charges                                   --            67          $ 7,845        5.13%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $ 98.80            --               --          --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --               --          --        (5.30)%
      All contract charges                                   --           306          $28,988        1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --               --          --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --               --          --        10.32%
      All contract charges                                   --           272          $27,184        1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --               --          --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --               --          --        21.42%
      All contract charges                                   --           222          $20,037        4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --               --          --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --               --          --       (35.96)%
      All contract charges                                   --           143          $10,694        3.46%          --
2007  Lowest contract charge 0.50% Class B              $117.04            --               --          --         6.83%
      Highest contract charge 1.45% Class B             $115.57            --               --          --         5.80%
      All contract charges                                   --            80          $ 9,227        4.20%          --
TARGET 2035 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B              $ 95.70            --               --          --        (5.31)%
      Highest contract charge 1.45% Class B             $ 91.92            --               --          --        (6.03)%
      All contract charges                                   --           258          $23,880        1.44%          --
2010  Lowest contract charge 0.50% Class B              $101.96            --               --          --        12.16%
      Highest contract charge 1.45% Class B             $ 97.82            --               --          --        11.09%
      All contract charges                                   --           219          $21,513        1.41%          --
2009  Lowest contract charge 0.50% Class B              $ 90.90            --               --          --        24.93%
      Highest contract charge 1.45% Class B             $ 88.05            --               --          --        23.74%
      All contract charges                                   --           169          $14,876        4.83%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.76            --               --          --       (38.34)%
      Highest contract charge 1.45% Class B               $ 71.16            --               --          --       (38.94)%
      All contract charges                                     --            97          $ 6,992        3.39%          --
2007  Lowest contract charge 0.50% Class B                $118.01            --               --          --         6.84%
      Highest contract charge 1.45% Class B               $116.54            --               --          --         5.83%
      All contract charges                                     --            40          $ 4,736        4.13%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B                $ 92.82            --               --          --        (6.19)%
      Highest contract charge 1.45% Class B               $ 89.15            --               --          --        (6.90)%
      All contract charges                                     --           179          $16,081        1.35%          --
2010  Lowest contract charge 0.50% Class B                $ 99.81            --               --          --        12.71%
      Highest contract charge 1.45% Class B               $ 95.76            --               --          --        11.65%
      All contract charges                                     --           147          $14,276        1.25%          --
2009  Lowest contract charge 0.50% Class B                $ 88.55            --               --          --        27.14%
      Highest contract charge 1.45% Class B               $ 85.77            --               --          --        25.91%
      All contract charges                                     --           117          $10,042        4.83%          --
2008  Lowest contract charge 0.50% Class B                $ 69.65            --               --          --       (41.63)%
      Highest contract charge 1.45% Class B               $ 68.12            --               --          --       (42.18)%
      All contract charges                                     --            69          $ 4,692        2.97%          --
2007  Lowest contract charge 0.50% Class B                $119.32            --               --          --         7.26%
      Highest contract charge 1.45% Class B               $117.82            --               --          --         6.23%
      All contract charges                                     --            29          $ 3,403        3.33%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class 2 (t)            $103.02            --               --          --        (1.56)%
      Highest contract charge 1.20% Class 2 (t)           $102.14            --               --          --        (2.06)%
      All contract charges                                     --            65          $ 6,603        5.27%          --
2010  Lowest contract charge 0.90% Class 2 (t)            $104.51            --               --          --         4.37%
      Highest contract charge 1.20% Class 2 (t)           $104.29            --               --          --         4.16%
      All contract charges                                     --            19          $ 2,035        0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class S Shares (aa)    $ 83.39            --               --          --       (16.43)%
      Highest contract charge 1.34% Class S Shares (aa)   $ 82.94            --               --          --       (16.86)%
      All contract charges                                     --            76          $ 6,314        0.00%          --

   ----------
  (a)Units were made available for sale on May 18, 2007.
  (b)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (c)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (d)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (e)A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (f)Units were made available for sale on August 17, 2007.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (h)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (i)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (j)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (k)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (l)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (m)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (n)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (o)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (p)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (q)Units were made available for sale on July 10, 2009.
  (r)Units were made available for sale on September 18, 2009.
  (s)Units were made available for sale on September 30, 2009.
  (t)Units were made available on May 3, 2010.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

  (u)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
  (v)Units were made available on September 20, 2010.
  (w)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (x)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (y)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
  (z)Units were made available on May 2, 2011.
 (aa)Units were made available on May 20, 2011.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

  Report of Independent Registered Public Accounting Firm................. F-1

  Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2011 and 2010............... F-2
    Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009.................................................. F-3
    Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009..................................... F-5
    Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-6
    Consolidated Statements of Cash Flows, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-7
    Notes to Consolidated Financial Statements............................ F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 8, 2012

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                        2011        2010
                                                                                     ----------  ----------
                                                                                          (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   31,992  $   29,057
 Mortgage loans on real estate......................................................      4,281       3,571
 Equity real estate, held for the production of income..............................         99         140
 Policy loans.......................................................................      3,542       3,581
 Other equity investments...........................................................      1,707       1,618
 Trading securities.................................................................        982         506
 Other invested assets..............................................................      2,340       1,413
                                                                                     ----------  ----------
   Total investments................................................................     44,943      39,886
Cash and cash equivalents...........................................................      3,227       2,155
Cash and securities segregated, at fair value.......................................      1,280       1,110
Broker-dealer related receivables...................................................      1,327       1,389
Deferred policy acquisition costs...................................................      4,653       8,383
Goodwill and other intangible assets, net...........................................      3,697       3,702
Amounts due from reinsurers.........................................................      3,542       3,252
Loans to affiliates.................................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,547       4,606
Other assets........................................................................      5,340       5,614
Separate Accounts' assets...........................................................     86,419      92,014
                                                                                     ----------  ----------

TOTAL ASSETS........................................................................ $  166,016  $  163,156
                                                                                     ==========  ==========

LIABILITIES
Policyholders' account balances..................................................... $   26,033  $   24,654
Future policy benefits and other policyholders liabilities..........................     21,595      18,965
Broker-dealer related payables......................................................        466         369
Customers related payables..........................................................      1,889       1,770
Amounts due to reinsurers...........................................................         74          75
Short-term and long-term debt.......................................................        645         425
Loans from affiliates...............................................................      1,325       1,325
Income taxes payable................................................................      5,491       4,315
Other liabilities...................................................................      3,815       3,075
Separate Accounts' liabilities......................................................     86,419      92,014
                                                                                     ----------  ----------
   Total liabilities................................................................    147,752     146,987
                                                                                     ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2  $        2
 Capital in excess of par value.....................................................      5,743       5,593
 Retained earnings..................................................................     10,120       8,085
 Accumulated other comprehensive income (loss)......................................       (304)       (629)
                                                                                     ----------  ----------
   Total AXA Equitable's equity.....................................................     15,561      13,051
                                                                                     ----------  ----------
Noncontrolling interest.............................................................      2,703       3,118
                                                                                     ----------  ----------
   Total equity.....................................................................     18,264      16,169
                                                                                     ----------  ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  166,016  $  163,156
                                                                                     ==========  ==========


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
   Total revenues.......................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     4,680        168       115
Capitalization of deferred policy acquisition costs.....................    (1,030)      (916)     (975)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    14,537      8,426     6,321
                                                                         ---------  ---------  --------


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                          2011       2010       2009
                                                                        --------  ---------  ----------
                                                                                 (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes........ $  3,335  $   3,015   $  (3,079)
Income tax (expense) benefit...........................................   (1,022)      (707)      1,272
                                                                        --------  ---------  ----------

Earnings (loss) from continuing operations, net of income taxes........    2,313      2,308      (1,807)
Earnings (loss) from discontinued operations, net of income taxes......       --         --           3
                                                                        --------  ---------  ----------

Net earnings (loss)....................................................    2,313      2,308      (1,804)
 Less: net (earnings) loss attributable to the noncontrolling interest.      101       (235)       (359)
                                                                        --------  ---------  ----------

Net Earnings (Loss) Attributable to AXA Equitable...................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

Amounts attributable to AXA Equitable:
 Earnings (loss) from continuing operations, net of income taxes....... $  2,414  $   2,073  $   (2,166)
 Earnings (loss) from discontinued operations, net of income taxes.....       --         --           3
                                                                        --------  ---------  ----------
Net Earnings (Loss).................................................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                  2011       2010       2009
                                                                               ---------  ---------  ---------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $   2,313  $   2,308  $  (1,804)
                                                                               ---------  ---------  ---------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......       378        440      1,331
 Defined benefit plans:
   Net gain (loss) arising during year........................................      (169)      (121)       (65)
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........        94         82         65
     Amortization of net prior service credit included in net periodic cost...         1         (1)        (3)
                                                                               ---------  ---------  ---------
       Other comprehensive income (loss)--defined benefit plans...............       (74)       (40)        (3)
                                                                               ---------  ---------  ---------

Total other comprehensive income (loss), net of income taxes..................       304        400      1,328
                                                                               ---------  ---------  ---------

Comprehensive income (loss)...................................................     2,617      2,708       (476)
                                                                               ---------  ---------  ---------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....       122       (228)      (425)
                                                                               ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $   2,739  $   2,480  $    (901)
                                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest................        --         --        (54)
 Changes in capital in excess of par value.................................       150         10        453
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,743      5,593      5,583
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     8,085      6,312      8,413
 Net earnings (loss).......................................................     2,414      2,073     (2,163)
 Stockholder dividends.....................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..............        --         --         62
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................    10,120      8,085      6,312
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (629)    (1,036)    (2,236)
 Impact of implementing new accounting guidance, net of taxes..............        --         --        (62)
 Other comprehensive income (loss).........................................       325        407      1,262
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................      (304)      (629)    (1,036)
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,561     13,051     10,861
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest............         1          5         --
 Purchase of AllianceBernstein Put.........................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.............................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...............      (101)       235        359
 Dividends paid to noncontrolling interest.................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.       (21)        (7)        66
 Other changes in noncontrolling interest..................................       189        126        132
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,703      3,118      3,269
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,264  $  16,169  $  14,130
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                               2011       2010       2009
                                                                                            ---------  ---------  ---------
                                                                                                     (IN MILLIONS)
Net earnings (loss)........................................................................ $   2,313  $   2,308  $  (1,804)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       999        950      1,004
 Universal life and investment-type product policy fee income..............................    (3,312)    (3,067)    (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................       266        125     (1,353)
 (Income) loss related to derivative instruments...........................................    (2,374)       284      3,079
 Change in reinsurance recoverable with affiliate..........................................      (242)      (233)     1,486
 Investment (gains) losses, net............................................................        47        184        (54)
 Change in segregated cash and securities, net.............................................      (170)      (124)     1,587
 Change in deferred policy acquisition costs...............................................     3,650       (747)      (860)
 Change in future policy benefits..........................................................     2,110      1,136       (755)
 Change in income taxes payable............................................................       950        720     (1,223)
 Real estate asset write-off charge........................................................         5         26          3
 Change in the fair value of the reinsurance contract asset................................    (5,941)    (2,350)     2,566
 Amortization of deferred compensation.....................................................       418        178         88
 Amortization of deferred sales commission.................................................        38         47         55
 Amortization of reinsurance cost..........................................................       211        274        318
 Other depreciation and amortization.......................................................       146        161        156
 Amortization of other intangibles.........................................................        24         23         24
 Other, net................................................................................       (76)       111         18
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) operating activities........................................      (938)         6      1,417
                                                                                            ---------  ---------  ---------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........     3,435      2,753      2,058
 Sales of investments......................................................................     1,141      3,398      6,737
 Purchases of investments..................................................................    (7,970)    (7,068)    (8,995)
 Cash settlements related to derivative instruments........................................     1,429       (651)    (2,564)
 Change in short-term investments..........................................................        16        (53)       140
 Decrease in loans to affiliates...........................................................        --          3          1
 Increase in loans to affiliates...........................................................        --         --       (250)
 Investment in capitalized software, leasehold improvements and
 EDP equipment.............................................................................      (104)       (62)      (120)
 Other, net................................................................................        25        (25)         9
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) investing activities........................................    (2,028)    (1,705)    (2,984)
                                                                                            ---------  ---------  ---------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010       2009
                                                                       --------  --------  ---------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $   3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)    (2,161)
 Change in short-term financings......................................      220       (24)       (36)
 Change in collateralized pledged liabilities.........................      989      (270)       126
 Change in collateralized pledged assets..............................       99       533       (632)
 Capital contribution.................................................       --        --        439
 Shareholder dividends paid...........................................     (379)     (300)        --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)        --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)      (320)
 Other, net...........................................................        2        11        145
                                                                       --------  --------  ---------

Net cash provided by (used in) financing activities...................    4,038     2,062        956
                                                                       --------  --------  ---------

Change in cash and cash equivalents...................................    1,072       363       (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792      2,403
                                                                       --------  --------  ---------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $   1,792
                                                                       ========  ========  =========

Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $      17
                                                                       ========  ========  =========
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $      44
                                                                       ========  ========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company will adopt this guidance effective January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $1.1 billion, income taxes payable will be reduced by approximately $372 million with a corresponding reduction, net of taxes, to Retained earnings and Total equity of approximately $691 million. Upon adoption, for the year ended 2011, the Company's Earnings (loss), before income taxes would increase by approximately $822 million and Net

   Earnings (Loss) Attributable to AXA Equitable would increase by approximately $534 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's consolidated statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on the Company's cash flows.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS      GROSS
                                        AMORTIZED  UNREALIZED UNREALIZED                OTTI
                                          COST       GAINS      LOSSES   FAIR VALUE IN AOCI/ (3)/
                                        ---------- ---------- ---------- ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $   21,444 $    1,840 $      147 $   23,137 $         --
 U.S. Treasury, government and agency..      3,598        350         --      3,948           --
 States and political subdivisions.....        478         64          2        540           --
 Foreign governments...................        461         65          1        525           --
 Commercial mortgage-backed............      1,306          7        411        902           22
 Residential mortgage-backed/ (1)/.....      1,556         90         --      1,646           --
 Asset-backed/ (2)/....................        260         15         11        264            6
 Redeemable preferred stock............      1,106         38        114      1,030           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     30,209      2,469        686     31,992           28

Equity securities......................         18          1         --         19           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2011............. $   30,227 $    2,470 $      686 $   32,011 $         28
                                        ========== ========== ========== ========== ============

December 31, 2010:
Fixed Maturities:
 Corporate............................. $   20,494 $    1,348 $      110 $   21,732 $         --
 U.S. Treasury, government and agency..      1,986         18         88      1,916           --
 States and political subdivisions.....        516         11         16        511           --
 Foreign governments...................        502         59          1        560           --
 Commercial mortgage-backed............      1,473          5        375      1,103           19
 Residential mortgage-backed/ (1)/.....      1,601         67         --      1,668           --
 Asset-backed/ (2)/....................        245         13         12        246            7
 Redeemable preferred stock............      1,364         23         66      1,321           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     28,181      1,544        668     29,057           26

Equity securities......................         26         --          3         23           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2010............. $   28,207 $    1,544 $      671 $   29,080 $         26
                                        ========== ========== ========== ========== ============

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058  $   2,090
          Due in years two through five..........     8,257      8,722
          Due in years six through ten...........     9,881     10,723
          Due after ten years....................     5,785      6,615
                                                  --------- ----------
             Subtotal............................    25,981     28,150
          Commercial mortgage-backed securities..     1,306        902
          Residential mortgage-backed securities.     1,556      1,646
          Asset-backed securities................       260        264
                                                  --------- ----------
          Total.................................. $  29,103  $  30,962
                                                  ========= ==========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                         December 31,
                                                   ------------------------
                                                    2011     2010     2009
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI...............     (4)     (18)      (6)
                                                   ------  -------  -------
Total OTTI........................................ $  (36) $  (300) $  (174)
                                                   ======  =======  =======

  /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                           2011     2010
                                                                                         -------  -------
                                                                                           (IN MILLIONS)
Balances at January 1,.................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold.....      29       99
Recognized impairments on securities impaired to fair value this period/ (1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired................     (27)    (268)
Additional impairments this period on securities previously impaired....................      (5)      (8)
Increases due to passage of time on previously recorded credit losses...................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows..      --       --
                                                                                         -------  -------
Balances at December 31,................................................................ $  (332) $  (329)
                                                                                         =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                AOCI GAIN
                                                              NET                              DEFERRED           (LOSS)
                                                          UNREALIZED                            INCOME        RELATED TO NET
                                                             GAINS                                TAX           UNREALIZED
                                                          (LOSSES) ON        POLICYHOLDERS       ASSET          INVESTMENT
                                                          INVESTMENTS   DAC   LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                                         ------------  ----  -------------- --------------- -----------------
                                                                                     (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................ $        (16) $  3  $            2 $             4 $              (7)
Net investment gains (losses) arising during
  the period............................................          (32)   --              --              --               (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            5    --              --              --                 5
   Excluded from Net earnings (loss)/ (1)/..............           (4)   --              --              --                (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --     2              --              --                 2
   Deferred income taxes................................           --    --              --               8                 8
   Policyholders liabilities............................           --    --               4              --                 4
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2011.............................. $        (47) $  5  $            6 $            12 $             (24)
                                                         ============  ====  ============== =============== =================

BALANCE, JANUARY 1, 2010................................ $        (11) $  5  $           -- $             2 $              (4)
Net investment gains (losses) arising during
  the period............................................            3    --              --              --                 3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            9    --              --              --                 9
   Excluded from Net earnings (loss)/ (1)/..............          (17)   --              --              --               (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --    (2)             --              --                (2)
   Deferred income taxes................................           --    --              --               2                 2
   Policyholders liabilities............................           --    --               2              --                 2
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2010.............................. $        (16) $  3  $            2 $             4 $              (7)
                                                         ============  ====  ============== =============== =================

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                    NET                              DEFERRED        (LOSS)
                                                UNREALIZED                            INCOME     RELATED TO NET
                                                   GAINS                                TAX        UNREALIZED
                                                (LOSSES) ON          POLICYHOLDERS     ASSET       INVESTMENT
                                                INVESTMENTS    DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                               ------------  ------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2011...................... $        889  $ (135)    $     (121)  $     (223)   $        410
Net investment gains (losses) arising during
  the period..................................          915      --             --           --             915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............           23      --             --           --              23
   Excluded from Net earnings (loss)/ (1)/....            4      --             --           --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --     (81)            --           --             (81)
   Deferred income taxes......................           --      --             --         (207)           (207)
   Policyholders liabilities..................           --      --           (264)          --            (264)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2011.................... $      1,831  $ (216)    $     (385)  $     (430)   $        800
                                               ============  ======  =============  ===========  ==============

BALANCE, JANUARY 1, 2010...................... $         (6) $  (21)    $       --   $       32    $          5
Net investment gains (losses) arising during
  the period..................................          680      --             --           --             680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............          198      --             --           --             198
   Excluded from Net earnings (loss)/ (1)/....           17      --             --           --              17
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --    (114)            --           --            (114)
   Deferred income taxes......................           --      --             --         (255)           (255)
   Policyholders liabilities..................           --      --           (121)          --            (121)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2010.................... $        889  $ (135)    $     (121)  $     (223)   $        410
                                               ============  ======  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                     LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                    ---------------------  ---------------------  ---------------------
                                                 GROSS                  GROSS                  GROSS
                                               UNREALIZED             UNREALIZED             UNREALIZED
                                    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                    ---------- ----------  ---------- ----------  ---------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate.........................   $  1,910    $   (96)   $    389  $     (51)   $  2,299  $    (147)
 U.S. Treasury, government and
   agency..........................        149         --          --         --         149         --
 States and political subdivisions.         --         --          18         (2)         18         (2)
 Foreign governments...............         30         (1)          5         --          35         (1)
 Commercial mortgage-backed........         79        (27)        781       (384)        860       (411)
 Residential mortgage-backed.......         --         --           1         --           1         --
 Asset-backed......................         49         --          44        (11)         93        (11)
 Redeemable preferred stock........        341        (28)        325        (86)        666       (114)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  2,558    $  (152)   $  1,563  $    (534)   $  4,121  $    (686)
                                    ========== ==========  ========== ==========  ========== ==========

December 31, 2010:
Fixed Maturities:
 Corporate.........................   $  1,999    $   (68)   $    394  $     (42)   $  2,393  $    (110)
 U.S. Treasury, government and
   agency..........................        820        (42)        171        (46)        991        (88)
 States and political subdivisions.        225         (9)         33         (7)        258        (16)
 Foreign governments...............         77         (1)         10         --          87         (1)
 Commercial mortgage-backed........         46         (3)        936       (372)        982       (375)
 Residential mortgage-backed.......        157         --           2         --         159         --
 Asset-backed......................         23         --          65        (12)         88        (12)
 Redeemable preferred stock........        345         (7)        689        (59)      1,034        (66)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  3,692    $  (130)   $  2,300  $    (538)   $  5,992  $    (668)
                                    ========== ==========  ========== ==========  ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2011

                                           OUTSTANDING RECORDED INVESTMENT
                                NUMBER  --------------------------------------
                               OF LOANS   PRE-MODIFICATION   POST-MODIFICATION
                               -------- -------------------- -----------------
                                                    (IN MILLIONS)
Troubled debt restructurings:
 Agricultural mortgage loans.. $     -- $                 --  $             --
 Commercial mortgage loans....        2                  145               141
                               -------- -------------------- -----------------

Total......................... $      2 $                145  $            141
                               ======== ==================== =================

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                      2011     2010    2009
                                                     ------   ------  ------
                                                        (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   18    $   --  $   --
   Charge-offs.....................................     --        --      --
   Recoveries......................................     (8)       --      --
   Provision.......................................     22        18      --
                                                    ------    ------  ------
Ending Balance, December 31,....................... $   32    $   18  $   --
                                                    ======    ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   32    $   18  $   --
                                                    ======    ======  ======
   Collectively Evaluated for Impairment........... $   --    $   --  $   --
                                                    ======    ======  ======

   Loans Acquired with Deteriorated Credit Quality. $   --    $   --  $   --
                                                    ======    ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                               DEBT SERVICE COVERAGE RATIO
                                                                                 LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- -------- -------- ------- ------ --------
                                                           (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   182  $   -- $     33 $     30  $   31 $   -- $    276
 50% - 70%.........................       201     252      447      271      45     --    1,216
 70% - 90%.........................        --      41      280      318     213     --      852
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans....   $   383  $  293 $    844 $    754  $  585 $  117 $  2,976
                                    ========= ======= ======== ======== ======= ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   150  $   89 $    175 $    247  $  190 $    8 $    859
 50% - 70%.........................        68      15      101      158      82     45      469
 70% - 90%.........................        --      --       --        1      --      8        9
 90% plus..........................        --      --       --       --      --     --       --
                                    --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans..   $   218  $  104 $    276 $    406  $  272 $   61 $  1,337
                                    ========= ======= ======== ======== ======= ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   332  $   89 $    208 $    277  $  221 $    8 $  1,135
 50% - 70%.........................       269     267      548      429     127     45    1,685
 70% - 90%.........................        --      41      280      319     213      8      861
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans...............   $   601  $  397 $  1,120 $  1,160  $  857 $  178 $  4,313
                                    ========= ======= ======== ======== ======= ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2010

                                              Debt Service Coverage Ratio
                                                                               LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ------ --------
                                                          (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $    59  $   --  $   --  $   52  $   --  $   -- $    111
 50% - 70%.........................       32     109     111      72      55      --      379
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     402      61      574
                                     -------  ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans....  $   285  $  144  $  604  $  550  $  581  $  111 $  2,275
                                     =======  ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   155  $   80  $  162  $  243  $  186  $    5 $    831
 50% - 70%.........................       52      13     134     150     107      24      480
 70% - 90%.........................       --      --      --      --      --      --       --
 90% plus..........................       --      --      --      --       3      --        3
                                     -------  ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans..  $   207  $   93  $  296  $  393  $  296  $   29 $  1,314
                                     =======  ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   214  $   80  $  162  $  295  $  186  $    5 $    942
 50% - 70%.........................       84     122     245     222     162      24      859
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     405      61      577
                                     -------  ------  ------  ------  ------  ------ --------

Total Mortgage Loans...............  $   492  $  237  $  900  $  943  $  877  $  140 $  3,589
                                     =======  ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                        RECORDED
                                                                                       INVESTMENT
                                         90                            TOTAL     (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                         FINANCING            AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL CURRENT  RECEIVABLES         ACCRUING
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61 $  -- $               -- $  61 $  2,915 $      2,976 $                   --
 Agricultural........     5     1                  7    13    1,324        1,337                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
TOTAL MORTGAGE LOANS. $  66 $   1 $                7 $  74 $  4,239 $      4,313 $                    3
                      ===== ===== ================== ===== ======== ============ ======================
December 31, 2010
 Commercial.......... $  -- $  -- $               -- $  -- $  2,275 $      2,275 $                   --
 Agricultural........    --    --                  5     5    1,309        1,314                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
Total Mortgage Loans. $  -- $  -- $                5 $   5 $  3,584 $      3,589 $                    3
                      ===== ===== ================== ===== ======== ============ ======================

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                     UNPAID                         AVERAGE        INTEREST
                                      RECORDED      PRINCIPAL       RELATED        RECORDED         INCOME
                                     INVESTMENT      BALANCE       ALLOWANCE    INVESTMENT/ (1)/  RECOGNIZED
                                     ----------- --------------- -------------  ---------------  -------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           5               5            --                5             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $         5 $             5 $          --  $             5  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       202 $           202 $         (32) $           152  $           8
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $       202 $           202 $         (32) $           152  $           8
                                     =========== =============== =============  ===============  =============
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           3               3            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $         3 $             3 $          --  $            --  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       122 $           122 $         (18) $            24  $           2
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $       122 $           122 $         (18) $            24  $           2
                                     =========== =============== =============  ===============  =============

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds--third party................................... $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======


                                                                               2011     2010     2009
                                                                              ------   -----   -----
                                                                                   (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $   110  $   30
Net revenues of other limited partnership interests..........................      6        3      (5)
Interest expense--third party................................................    (21)     (22)     (7)
Other expenses...............................................................    (61)     (59)    (17)
                                                                              ------  -------  ------
Net Earnings (Loss).......................................................... $   35  $    32  $    1
                                                                              ======  =======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $    18  $    2
                                                                              ======  =======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     FAIR VALUE
                                               ----------------------- GAINS (LOSSES)
                                     NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                      AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                     --------- ----------- ----------- ---------------
                                                       (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/ (1)/
 Futures............................ $   6,443  $       --   $       2    $        (34)
 Swaps..............................       784          10          21              33
 Options............................     1,211          92          85             (20)

Interest rate contracts:/ (1)/
 Floors.............................     3,000         327          --             139
 Swaps..............................     9,826         503         317             590
 Futures............................    11,983          --          --             849
 Swaptions..........................     7,354       1,029          --             817

Other freestanding contracts:/ (1)/
 Foreign currency Contracts.........        38          --          --              --
                                                                       ---------------
NET INVESTMENT INCOME (LOSS)........                                             2,374
                                                                       ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/ (2)/....        --      10,547          --           5,941

GWBL and other features/ (3)/.......        --          --         227            (189)
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2011......... $  40,639  $   12,508   $     652    $      8,126
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                     Fair Value
                                               ----------------------- Gains (Losses)
                                     Notional     Asset     Liability    Reported In
                                      Amount   Derivatives Derivatives Earnings (Loss)
                                     --------- ----------- ----------- ---------------
                                                       (In Millions)
Freestanding derivatives:
Equity contracts:/ (1)/
 Futures............................ $   3,772   $      --    $     --     $      (815)
 Swaps..............................       734          --          27             (79)
 Options............................     1,070           5           1             (49)

Interest rate contracts:/ (1)/
 Floors.............................     9,000         326          --             157
 Swaps..............................     5,352         201         134             250
 Futures............................     5,151          --          --             289
 Swaptions..........................     4,479         171          --             (38)

Other freestanding contracts:/ (1)/
 Foreign currency contracts.........       133          --           1               1
                                                                       ---------------
 Net investment income (loss).......                                              (284)
                                                                       ---------------

Embedded derivatives:
GMIB reinsurance contracts /(2)/....        --       4,606          --           2,350

GWBL and other features /(3)/.......        --          --          38              17
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2010......... $  29,691   $   5,309    $    201     $     2,083
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------

Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)

Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                          ---------  --------- ---------  ----------
                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7  $  22,698 $     432  $   23,137
   U.S. Treasury, government and agency..        --      3,948        --       3,948
   States and political subdivisions.....        --        487        53         540
   Foreign governments...................        --        503        22         525
   Commercial mortgage-backed............        --         --       902         902
   Residential mortgage-backed/ (1)/.....        --      1,632        14       1,646
   Asset-backed/ (2)/....................        --         92       172         264
   Redeemable preferred stock............       203        813        14       1,030
                                          ---------  --------- ---------  ----------
     Subtotal............................       210     30,173     1,609      31,992
                                          ---------  --------- ---------  ----------
 Other equity investments................        66         --        77         143
 Trading securities......................       457        525        --         982
 Other invested assets:
   Short-term investments................        --        132        --         132
   Swaps.................................        --        177        (2)        175
   Futures...............................        (2)        --        --          (2)
   Options...............................        --          7        --           7
   Floors................................        --        327        --         327
   Swaptions.............................        --      1,029        --       1,029
                                          ---------  --------- ---------  ----------
     Subtotal............................        (2)     1,672        (2)      1,668
                                          ---------  --------- ---------  ----------
Cash equivalents.........................     2,475         --        --       2,475
Segregated securities....................        --      1,280        --       1,280
GMIB reinsurance contracts...............        --         --    10,547      10,547
Separate Accounts' assets................    83,672      2,532       215      86,419
                                          ---------  --------- ---------  ----------
   Total Assets.......................... $  86,878  $  36,182 $  12,446  $  135,506
                                          =========  ========= =========  ==========

LIABILITIES
GWBL and other features' liability.......        --         --       227         227
                                          ---------  --------- ---------  ----------
   Total Liabilities..................... $      --  $      -- $     227  $      227
                                          =========  ========= =========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                           Level 1   Level 2  Level 3    Total
                                          --------- --------- -------- ----------
                                                       (In Millions)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7 $  21,405 $    320 $   21,732
   U.S. Treasury, government and agency..        --     1,916       --      1,916
   States and political subdivisions.....        --       462       49        511
   Foreign governments...................        --       539       21        560
   Commercial mortgage-backed............        --        --    1,103      1,103
   Residential mortgage-backed/ (1)/.....        --     1,668       --      1,668
   Asset-backed/ (2)/....................        --        98      148        246
   Redeemable preferred stock............       207     1,112        2      1,321
                                          --------- --------- -------- ----------
     Subtotal............................       214    27,200    1,643     29,057
                                          --------- --------- -------- ----------
 Other equity investments................        77        24       73        174
 Trading securities......................       425        81       --        506
 Other invested assets:
   Short-term investments................        --       148       --        148
   Swaps.................................        --        40       --         40
   Options...............................        --         4       --          4
   Floors................................        --       326       --        326
   Swaptions.............................        --       171       --        171
                                          --------- --------- -------- ----------
     Subtotal............................        --       689       --        689
                                          --------- --------- -------- ----------
Cash equivalents.........................     1,693        --       --      1,693
Segregated securities....................        --     1,110       --      1,110
GMIB reinsurance contracts...............        --        --    4,606      4,606
Separate Accounts' assets................    89,647     2,160      207     92,014
                                          --------- --------- -------- ----------
   Total Assets.......................... $  92,056 $  31,264 $  6,529 $  129,849
                                          ========= ========= ======== ==========

LIABILITIES
GWBL and other features' liability....... $      -- $      -- $     38 $       38
                                          --------- --------- -------- ----------
   Total Liabilities..................... $      -- $      -- $     38 $       38
                                          ========= ========= ======== ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND
                                                              POLITICAL           COMMERCIAL   RESIDENTIAL
                                                                SUB-     FOREIGN  MORTGAGE-     MORTGAGE-    ASSET-
                                                  CORPORATE   DIVISIONS   GOVTS     BACKED       BACKED      BACKED
                                                 ----------  ----------  -------  ----------  ------------  --------
                                                                            (IN MILLIONS)

BALANCE, JANUARY 1, 2011........................ $      320  $       49  $    21  $    1,103  $         --  $    148
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          1          --       --           2            --        --
     Investment gains (losses), net.............         --          --       --         (30)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $        1  $       --  $    --  $      (28) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Other comprehensive income
         (loss).................................         (2)          5       (1)        (34)           (1)        2
Purchases.......................................        117          --        1          --            --        21
Issuances.......................................         --          --       --          --            --        --
Sales...........................................        (52)         (2)      --        (139)           (5)      (33)
Settlements.....................................         --          --       --          --            --        --
Transfers into Level 3/ (2)/....................        100           1        1          --            20        33
Transfers out of Level 3/ (2)/..................        (52)         --       --          --            --        --
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2011/ (1)/................ $      432  $       53  $    22  $      902  $         14  $    172
                                                 ==========  ==========  =======  ==========  ============  ========

BALANCE, JANUARY 1, 2010........................ $      466  $       47  $    21  $    1,490  $         --  $    217
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          4          --       --           2            --        --
     Investment gains (losses), net.............          6          --       --        (271)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $       10  $       --  $    --  $     (269) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
   Other comprehensive income (loss)............          3           3       --         119            --        14
 Purchases/issuances............................         22          --       --          --            --        --
 Sales/settlements..............................        (88)         (1)      --        (237)           --       (40)
 Transfers into/out of Level 3/ (2)/............        (93)         --       --          --            --       (44)
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2010/ (1)/................ $      320  $       49  $    21  $    1,103  $         --  $    148
                                                 ==========  ==========  =======  ==========  ============  ========

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                    REDEEM-                                                          GWBL
                                                     ABLE           OTHER         OTHER       GMIB      SEPARATE   AND OTHER
                                                   PREFERRED        EQUITY       INVESTED  REINSURANCE  ACCOUNTS   FEATURES
                                                     STOCK    INVESTMENTS/ (1)/   ASSETS      ASSET      ASSETS    LIABILITY
                                                  ----------  -----------------  --------  ----------- ---------  ----------
                                                                                 (IN MILLIONS)

BALANCE, JANUARY 1, 2011                          $        2  $              73  $     --  $     4,606 $     207  $       38
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        (2)          --        --          --
     Investment gains (losses), net..............         --                  1        --           --        --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        5,737        17          --
     Policyholders' benefits.....................         --                 --        --           --        --         170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $       --  $               1  $     (2) $     5,737 $      17  $      170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         (1)                 6        --           --        --          --
Purchases........................................         --                  2        --          204         4          19
Issuances........................................         --                 --        --           --        --          --
Sales............................................         (2)                (5)       --           --       (11)         --
Settlements......................................         --                 --        --           --        (2)         --
Transfers into Level 3/ (2)/.....................         15                 --        --           --        --          --
Transfers out of Level 3/ (2)/...................         --                 --        --           --        --          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------

BALANCE, DECEMBER 31, 2011....................... $       14  $              77  $     (2) $    10,547 $     215  $      227
                                                  ==========  =================  ========  =========== =========  ==========

BALANCE, JANUARY 1, 2010......................... $       12  $               2  $    300  $     2,256 $     230  $       55
 Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        --           --        --          --
     Investment gains (losses), net..............          4                 --        --           --       (22)         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        2,150        --          --
     Policyholders' benefits.....................         --                 --        --           --        --         (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $        4  $              --  $     --  $     2,150 $     (22) $      (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         --                 --        --           --        --          --
 Purchases/issuances.............................         --                 60        --          200         2          17
 Sales/settlements...............................        (14)                (1)       --           --        (8)         --
 Transfers into/out of Level 3/ (2)/.............         --                 12      (300)          --         5          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------
BALANCE, DECEMBER 31, 2010....................... $        2  $              73  $     --  $     4,606 $     207  $       38
                                                  ==========  =================  ========  =========== =========  ==========

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF           POLICY-
                                                     INCOME   (LOSSES),     REINSURANCE            HOLDERS'
                                                     (LOSS)      NET         CONTRACTS       OCI   BENEFITS
                                                   ---------- ---------- ----------------- ------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $    1  $    --
     State and political subdivisions.............         --        --               --        5       --
     Foreign governments..........................         --        --               --       (1)      --
     Commercial mortgage-backed...................         --        --               --      (40)      --
     Asset-backed.................................         --        --               --        2       --
     Other fixed maturities, available-for-sale...         --        --               --       (2)      --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  (35) $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            5,941       --       --
   Separate Accounts' assets......................         --        18               --       --       --
   GWBL and other features' liability.............         --        --               --       --     (189)
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $      18   $        5,941   $  (35) $  (189)
                                                   ========== =========   ==============   ======  =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $   10  $    --
     State and political subdivisions.............         --        --               --        2       --
     Foreign governments..........................         --        --               --        1       --
     Commercial mortgage-backed...................         --        --               --       92       --
     Asset-backed.................................         --        --               --       13       --
     Other fixed maturities, available-for-sale...         --        --               --       --       --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  118  $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            2,350       --       --
   Separate Accounts' assets......................         --       (21)              --       --       --
   GWBL and other features' liability.............         --        --               --       --       17
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $     (21)  $        2,350   $  118  $    17
                                                   ========== =========   ==============   ======  =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                 DECEMBER 31,
                                      -----------------------------------
                                            2011              2010
                                      ----------------- -----------------
                                      CARRYING  FAIR    Carrying  Fair
                                       VALUE    VALUE    Value    Value
                                      -------- -------- -------- --------
                                                 (IN MILLIONS)
Consolidated:
 Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
 Other limited partnership interests.    1,582    1,582    1,451    1,451
 Policyholders liabilities:
   Investment contracts..............    2,549    2,713    2,609    2,679
 Long-term debt......................      200      220      200      228
 Loans to affiliates.................    1,041    1,097    1,045    1,101
Closed Blocks:
 Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
 Other equity investments............        1        1        1        1
 SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts--GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
 Paid guarantee benefits.....     (249)      (58)     (307)
 Other changes in reserve....      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $      327
 Paid guarantee benefits.....         (86)
 Other changes in reserve....         164
                               ----------
Balance at December 31, 2009.         405
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         209
                               ----------
Balance at December 31, 2010.         533
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         264
                               ----------
Balance at December 31, 2011.  $      716
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN OF
                                                   PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                  ---------  --------  --------  ---------  ---------
                                                                 (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account............................... $  12,194  $    218  $    119  $     459  $  12,990
   Separate Accounts............................. $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
 Net amount at risk, gross....................... $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
 Net amount at risk, net of amounts reinsured.... $   1,642  $    879  $  2,003  $   5,964  $  10,488
 Average attained age of contractholders.........      49.2      63.3      68.7       63.9       53.3
 Percentage of contractholders over age 70.......       2.8%     27.6%     47.2%      28.5%      10.4%
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
 Account values invested in:
   General Account...............................       N/A       N/A  $     26  $     583  $     609
   Separate Accounts.............................       N/A       N/A  $  2,479  $  43,408  $  45,887
 Net amount at risk, gross.......................       N/A       N/A  $  2,039  $   9,186  $  11,225
 Net amount at risk, net of amounts reinsured....       N/A       N/A  $    603  $   2,520  $   3,123
 Weighted average years remaining until
   annuitization.................................       N/A       N/A       0.4        5.3        4.9
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies--No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  -------
                                          (IN MILLIONS)
Balance at January 1, 2009...   $        203   $      (153) $    50
 Other changes in reserves...             52           (21)      31
                                ------------   -----------  -------
Balance at December 31, 2009.            255          (174)      81
 Other changes in reserves...            120           (57)      63
                                ------------   -----------  -------
Balance at December 31, 2010.            375          (231)     144
 Other changes in reserves...             95           (31)      64
                                ------------   -----------  -------
Balance at December 31, 2011.   $        470   $      (262) $   208
                                ============   ===========  =======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011     2010     2009
                                                                    -------  -------  -------
                                                                          (IN MILLIONS)
Direct premiums.................................................... $   908  $   903  $   838
Reinsurance assumed................................................     210      213      202
Reinsurance ceded..................................................    (585)    (586)    (609)
                                                                    -------  -------  -------
Premiums........................................................... $   533  $   530  $   431
                                                                    =======  =======  =======
Universal Life and Investment-type Product Policy Fee Income Ceded. $   221  $   210  $   197
                                                                    =======  =======  =======
Policyholders' Benefits Ceded...................................... $   510  $   536  $   485
                                                                    =======  =======  =======
Interest Credited to Policyholders' Account Balances Ceded......... $    --  $    --  $    --
                                                                    =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2011  2010  2009
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  24 $  30 $  38
Incurred benefits related to prior years..    18    10     6
                                           ----- ----- -----
Total Incurred Benefits................... $  42 $  40 $  44
                                           ===== ===== =====
Benefits paid related to current year..... $  15 $  12 $  13
Benefits paid related to prior years......    24    30    34
                                           ----- ----- -----
Total Benefits Paid....................... $  39 $  42 $  47
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------

Long-term debt:
AXA Equitable:
Surplus Notes, 7.7%, due 2015                                                 200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                             2011   2010   2009
                                            ------ ------ ------
                                               (IN MILLIONS)
Investment advisory and services fees...... $  865 $  809 $  644
Distribution revenues......................    352    339    277
Other revenues--shareholder servicing fees.     92     93     90
Other revenues--other......................      6      5      7
Institutional research services............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2011      2010
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $  1,406
Actual return on plan assets.........................       77       106
Contributions........................................      672       202
Benefits paid and fees...............................     (185)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,093     1,529
PBO..................................................    2,626     2,424
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (533) $   (895)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2011     2010
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $  1,554
Unrecognized prior service cost (credit).        7        8
                                          -------- --------
 Total................................... $  1,686 $  1,562
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                   DECEMBER 31,
                                 ----------------
                                   2011     2010
                                 -------  -------
                                   (IN MILLIONS)
Fixed Maturities................    52.4%    48.5%
Equity Securities...............    36.3     37.0
Equity real estate..............     9.3     11.8
Cash and short-term investments.     2.0      2.7
                                 -------  -------
 Total..........................   100.0%   100.0%
                                 =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- -------- ------- --------
                                                 (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private real estate investment trusts.     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2010:                     ------- -------- ------- --------
                                                 (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................ $   --  $    564 $   --  $    564
 U.S. Treasury, government and agency.     --       148     --       148
 States and political subdivisions....     --         9     --         9
 Other structured debt................     --        --      6         6
Common and preferred equity...........    410         2     --       412
Mutual funds..........................    115        --     --       115
Derivatives, net......................      1         6     --         7
Private real estate investment funds..     --        --     13        13
Private investment trusts.............     --        51    163       214
Cash and cash equivalents.............      6         2     --         8
Short-term investments................      2        31     --        33
                                       ------  -------- ------  --------
 Total................................ $  534  $    813 $  182  $  1,529
                                       ======  ======== ======  ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                        PRIVATE
                                                                      REAL ESTATE  PRIVATE
                                                          FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES /(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     ---------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2011..........................   $        6      $      13  $      163 $    --  $  182
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2011.           --              3          20      --      23
 Purchases/issues...................................           --             --          --       1       1
 Sales/settlements..................................           --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2011........................   $        6      $       4  $      183 $    --  $  193
                                                       ==========      =========  ========== =======  ======
Balance at January 1, 2010..........................   $        7      $      12  $      147 $     2  $  168
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2010.           (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......           --             --          --      (2)     (2)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2010........................   $        6      $      13  $      163 $    --  $  182
                                                       ==========      =========  ========== =======  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)

2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on

   December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                           Options Outstanding
                                          -------------------------------------------------------------------------------
                                                                                                        AllianceBernstein
                                                 AXA Ordinary Shares            AXA ADRs/ (3)/            Holding Units
                                          ---------------------------       ---------------------- ----------------------
                                                             Weighted                     Weighted                  Weighted
                                             Number          Average           Number     Average     Number        Average
                                           Outstanding       Exercise        Outstanding  Exercise  Outstanding     Exercise
                                          (In Millions)       Price         (In Millions)  Price   (In Millions)     Price
                                          ------------- -------------       ------------- -------- ------------- --------
Options outstanding at January 1, 2011...        16.3   (Euro)  22.34              10.0   $  19.96        10.2   $  41.24
Options granted..........................         2.4   (Euro)  14.52                --   $     --         0.1   $  21.75
Options exercised........................          --   (Euro)     --              (0.6)  $  15.63        (0.1)  $  17.05
Options forfeited, net...................        (0.6)  (Euro)  21.59              (1.8)  $  27.24        (0.8)  $  55.66
Options expired..........................          --              --                --         --        (0.4)  $  50.59
                                            ---------                         ---------              ---------
Options Outstanding at December 31, 2011.        18.1   (Euro)  19.40               7.6   $  18.47         9.0   $  39.63
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)     --/ (2)/               $   1.70               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.74                              1.83                    6.4
                                            =========                         =========              =========
Options Exercisable at December 31, 2011.        10.9   (Euro)  25.35               7.6   $  18.48         3.3      36.65
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)   --/ (2)/                 $    1.7               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.59                              1.82                    5.6
                                            =========                         =========              =========

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                         AXA Ordinary Shares       AllianceBernstein Holding Units
                                                      -------------------------  -----------------------------------
                                                        2011     2010     2009     2011       2010          2009
                                                      -------  -------  -------  -------  ------------  ------------
Dividend yield.......................................    7.00%    6.98%   10.69%    5.40%  7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................   33.90%    36.5%    57.5%   47.30% 46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................    3.13%    2.66%    2.74%    1.90%  2.2 - 2.3%    1.6 - 2.1%
Expected life in years...............................     6.4      6.4      5.5      6.0       6.0        6.0 - 6.5
Weighted average fair value per option at grant date. $  2.49  $  3.54  $  2.57  $  5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2011...   391,761   $  29.97
Granted..........................    16,665   $  14.01
Vested...........................   117,906   $  31.64
Forfeited........................    46,948         --
                                   --------
Unvested as of December 31, 2011.   243,572   $  30.22
                                   ========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
 Gross investment income (loss)...    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011    2010    2009
                                ------  ------  -----
                                    (IN MILLIONS)
Fixed maturities............... $  (29) $ (200) $  (2)
Mortgage loans on real estate..    (14)    (18)    --
Other equity investments.......     (4)     34     53
Other..........................     --      --      3
                                ------  ------  -----
Investment Gains (Losses), Net. $  (47) $ (184) $  54
                                ======  ======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                                             2011     2010      2009
                                                                                            ------  -------  ---------
                                                                                                   (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year................................... $  379  $   (68) $  (1,271)
Changes in unrealized investment gains (losses) on investments.............................    907      835      2,494
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend
   obligation and other....................................................................   (131)     (68)        58
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................    (79)    (110)      (578)
 Deferred income tax (expense) benefit.....................................................   (199)    (217)      (705)
                                                                                            ------  -------  ---------
Total......................................................................................    757      372         (2)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest..................................................................     21        7        (66)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========
Balance, end of year comprises:
Unrealized investment gains (losses) on:
 Fixed maturities.......................................................................... $1,782  $   875  $      33
 Other equity investments..................................................................      2        2          9
                                                                                            ------  -------  ---------
 Total.....................................................................................  1,784      877         42
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend obligation and
   other...................................................................................   (270)    (139)       (71)
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................   (211)    (132)       (22)
 Deferred income tax (expense) benefit.....................................................   (418)    (219)        (2)
                                                                                            ------  -------  ---------
Total......................................................................................    765      387        (53)
Less: (Income) loss attributable to noncontrolling interest................................     13       (8)       (15)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2011     2010     2009
                               -------  -------  --------
                                     (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $    40  $   (34) $     81
 Deferred (expense) benefit...  (1,062)    (673)    1,191
                               -------  -------  --------
Total......................... $(1,022) $  (707) $  1,272
                               =======  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011      2010       2009
                                             ---------  --------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,167) $ (1,055) $   1,078
Noncontrolling interest.....................       (36)       66        105
Separate Accounts investment activity.......        83        53         72
Non-taxable investment income (loss)........         8        15         27
Adjustment of tax audit reserves............        (7)      (13)         7
State income taxes..........................         7        (5)       (12)
AllianceBernstein Federal and foreign taxes.       (13)       (3)        (6)
Tax settlement..............................        84        99         --
ACMC conversion.............................        --       135         --
Other.......................................        19         1          1
                                             ---------  --------  ---------
Income tax (expense) benefit................ $  (1,022) $   (707) $   1,272
                                             =========  ========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2011  December 31, 2010
                                         ------------------ ------------------
                                         ASSETS LIABILITIES Assets Liabilities
                                         ------ ----------- ------ -----------
                                                     (IN MILLIONS)
  Compensation and related benefits..... $  248  $     --   $  229  $     --
  Reserves and reinsurance..............     --     3,060       --       977
  DAC...................................     --     1,279       --     2,610
  Unrealized investment gains or losses.     --       418       --       259
  Investments...........................     --     1,101       --       800
  Alternative minimum tax credits.......    242        --      241        --
  Other.................................     79        --      108        --
                                         ------  --------   ------  --------
  Total................................. $  569  $  5,858   $  578  $  4,646
                                         ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                     DECEMBER 31,
                                                                                             ---------------------------
                                                                                               2011     2010      2009
                                                                                             -------  -------  ---------
                                                                                                    (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   765  $   387  $       9
Defined benefit pension plans...............................................................  (1,082)  (1,008)      (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --        (62)
                                                                                             -------  -------  ---------
Total accumulated other comprehensive income (loss).........................................    (317)    (621)    (1,021)
                                                                                             -------  -------  ---------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)       (15)
                                                                                             -------  -------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (304) $  (629) $  (1,036)
                                                                                             =======  =======  =========

   The components of OCI for the past three years follow:

                                                                                                2011    2010     2009
                                                                                               ------  ------  --------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  879  $  646  $  2,558
 (Gains) losses reclassified into net earnings (loss) during the year.........................     28     189        (2)
                                                                                               ------  ------  --------
Net unrealized gains (losses) on investments..................................................    907     835     2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................   (529)   (395)   (1,225)
                                                                                               ------  ------  --------
Change in unrealized gains (losses), net of adjustments.......................................    378     440     1,331
Change in defined benefit pension plans.......................................................    (74)    (40)       (3)
                                                                                               ------  ------  --------
Total other comprehensive income (loss), net of income taxes..................................    304     400     1,328
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............     21       7       (66)
                                                                                               ------  ------  --------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $  325  $  407  $  1,262
                                                                                               ======  ======  ========

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                   DECEMBER 31,
                                                                          -----------------------------
                                                                            2011      2010       2009
                                                                          --------  --------  ---------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $     (39)
Change in AVR............................................................     (211)     (291)       289
                                                                          --------  --------  ---------
Net change in statutory surplus, capital stock and AVR...................      613       394        250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)    (5,995)
 DAC.....................................................................   (3,650)      747        860
 Deferred income taxes...................................................     (996)   (1,006)     1,167
 Valuation of investments................................................       16       145       (659)
 Valuation of investment subsidiary......................................      590       366       (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350     (2,566)
 Pension adjustment......................................................      111        56         17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)     5,541
 Shareholder dividends paid..............................................      379       300         --
 Changes in non-admitted assets..........................................     (154)      (64)        29
 Other, net..............................................................      (10)      (55)       (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --       (195)
                                                                          --------  --------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,414  $  2,073  $  (2,163)
                                                                          ========  ========  =========

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                                2011       2010       2009
                                                             ---------  ---------  ---------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $   3,116
AVR.........................................................       220        431        722
                                                             ---------  ---------  ---------
Statutory surplus, capital stock and AVR....................     4,845      4,232      3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)    (1,464)
 DAC........................................................     4,653      8,383      7,745
 Deferred income taxes......................................    (5,744)    (4,775)    (3,705)
 Valuation of investments...................................     2,266      1,658        673
 Valuation of investment subsidiary.........................       231       (657)    (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606      2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904      3,178
 Non-admitted assets........................................       510        761      1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)    (1,525)
 Other, net.................................................      (459)      (521)      (152)
                                                             ---------  ---------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,561  $  13,051  $  10,861
                                                             =========  =========  =========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                2011       2010      2009
                             ---------  ---------  --------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance................... $  15,140  $   8,511  $    337
Investment Management/ (1)/.     2,750      2,959     2,941
Consolidation/elimination...       (18)       (29)      (36)
                             ---------  ---------  --------
Total Revenues.............. $  17,872  $  11,441  $  3,242
                             =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                             2011      2010      2009
                                                                           --------  -------- ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................. $  3,495  $  2,613 $  (3,665)
Investment Management/ (2)/...............................................     (164)      400       588
Consolidation/elimination.................................................        4         2        (2)
                                                                           --------  -------- ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes..... $  3,335  $  3,015 $  (3,079)
                                                                           ========  ======== =========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  154,207  $  152,038
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  166,016  $  163,156
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                   THREE MONTHS ENDED
                                                     ---------------------------------------------
                                                     MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                     --------  -------- ------------- ------------
                                                                     (IN MILLIONS)
2011
Total Revenues...................................... $  1,311  $  3,402 $      10,858 $      2,301
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============

2010
Total Revenues...................................... $  2,133  $  5,387 $       5,115 $     (1,194)
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============

EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2012


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.


This contract is no longer being sold. This prospectus is used with current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We may have the right to refuse to accept any contribution from you at any time, including after the purchase of the contract. EFFECTIVE JUNE 18, 2012, FOR CERTAIN CONTRACT SERIES AND TYPES, WE NO LONGER ACCEPT CONTRIBUTIONS. FOR OTHER CONTRACT SERIES AND TYPES, INCLUDING CONTRACTS ISSUED IN CERTAIN STATES, WE CURRENTLY CONTINUE TO ACCEPT SUBSEQUENT CONTRIBUTIONS SUBJECT TO LIMITATIONS. REFERENCES TO CONTRIBUTIONS IN THIS PROSPECTUS ARE FOR THE BENEFIT OF CONTRACT OWNERS CURRENTLY ELIGIBLE TO CONTINUE MAKING CONTRIBUTIONS TO THE CONTRACTS. FOR MORE INFORMATION, SEE "HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" AND APPENDIX III LATER IN THIS PROSPECTUS.



------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
------------------------------------------------------------------------
 FIXED INCOME
------------------------------------------------------------------------
AXA Conservative Allocation/(1)/        EQ/Money Market
AXA Conservative-Plus Allocation/(1)/   EQ/PIMCO Ultra Short Bond
AXA Conservative Growth Strategy        EQ/Quality Bond PLUS
AXA Conservative Strategy               Invesco V.I. High Yield
EQ/Core Bond Index                      Ivy Funds VIP High Income
EQ/Franklin Core Balanced               Multimanager Core Bond
EQ/Global Bond PLUS                     Multimanager Multi-Sector Bond
EQ/Intermediate Government Bond/(2)/
------------------------------------------------------------------------


----------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------
 DOMESTIC STOCKS
----------------------------------------------------------------------------
AXA Aggressive Allocation/(1)/          EQ/Mutual Large Cap Equity
AXA Moderate-Plus Allocation/(1)/       EQ/Small Company Index
AXA Moderate Growth Strategy            EQ/T. Rowe Price Growth Stock
AXA Tactical Manager 400                EQ/Templeton Global Equity
AXA Tactical Manager 500                EQ/UBS Growth and Income
AXA Tactical Manager 2000               EQ/Van Kampen Comstock
EQ/AllianceBernstein Dynamic Wealth     EQ/Wells Fargo Omega Growth
 Strategies                             Fidelity(R) VIP Contrafund(R)
EQ/AllianceBernstein Small Cap Growth   Goldman Sachs VIT Mid Cap Value
EQ/AXA Franklin Small Cap Value Core    Invesco V.I. Mid Cap Core Equity
EQ/BlackRock Basic Value Equity         Invesco V.I. Small Cap Equity
EQ/Boston Advisors Equity Income        Ivy Funds VIP Energy
EQ/Calvert Socially Responsible         Ivy Funds VIP Mid Cap Growth
EQ/Capital Guardian Research            Ivy Funds VIP Small Cap Growth
EQ/Common Stock Index                   MFS(R) Investors Growth Stock
EQ/Davis New York Venture               MFS(R) Investors Trust
EQ/Equity 500 Index                     MFS(R) Technology
EQ/Equity Growth PLUS                   MFS(R) Utilities
EQ/Franklin Templeton Allocation        Multimanager Aggressive Equity
EQ/GAMCO Mergers and Acquisitions       Multimanager Large Cap Core Equity
EQ/GAMCO Small Company Value            Multimanager Large Cap Value
EQ/JPMorgan Value Opportunities         Multimanager Mid Cap Growth
EQ/Large Cap Core PLUS                  Multimanager Mid Cap Value
EQ/Large Cap Growth Index               Multimanager Small Cap Growth
EQ/Large Cap Growth PLUS                Multimanager Small Cap Value
EQ/Large Cap Value Index                Multimanager Technology
EQ/Large Cap Value PLUS                 Target 2015 Allocation
EQ/Lord Abbett Large Cap Core           Target 2025 Allocation
EQ/Mid Cap Index                        Target 2035 Allocation
EQ/Mid Cap Value PLUS                   Target 2045 Allocation
EQ/Montag & Caldwell Growth             Van Eck VIP Global Hard Assets
EQ/Morgan Stanley Mid Cap Growth
----------------------------------------------------------------------------
 INTERNATIONAL STOCKS
----------------------------------------------------------------------------
AXA Tactical Manager International      Invesco V.I. Global Real Estate
EQ/Global Multi-Sector Equity           Invesco V.I. International Growth
EQ/International Core PLUS              Lazard Retirement Emerging Markets
EQ/International Equity Index            Equity
EQ/International Value PLUS             MFS(R) International Value
EQ/MFS International Growth             Multimanager International Equity
EQ/Oppenheimer Global
----------------------------------------------------------------------------
 BALANCED/HYBRID
----------------------------------------------------------------------------
All Asset Growth-Alt 20/(3)/            AXA Moderate Allocation/(1)/
AXA Balanced Strategy
----------------------------------------------------------------------------

(1)The AXA Allocation portfolios.

(2)This is the variable investment option's new name, effective on or about May 1, 2012. Please see ''Portfolios of the Trusts'' under ''Contract features and benefits'' later in this prospectus for the variable investment option's former name.
(3)This is the variable investment option's new name, effective on or about
   May 21, 2012, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.


You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                        #235219
                                                         EV Series 100-500 (IF)

Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.


TYPES OF CONTRACTS. For existing contract holders we offer different "series" of contracts for use as (these contracts are not available for new purchasers):


..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.



..   A traditional IRA as a conduit to hold rollover distributions ("QP IRA")
    from a qualified plan or a Tax-Sheltered Annuity ("TSA"). QP IRA (series 100-400) and Roth Advantage Contracts (series 500).


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2012 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix III.

Contents of this Prospectus

--------------------------------------------------------------------------------







----------
"We,""our" and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

      Index of key words and phrases                                   5
      Who is AXA Equitable?                                            7
      How to reach us                                                  8
      EQUI-VEST(R) at a glance -- key features                        10


      -------------------------------------------------------------------
      FEE TABLE                                                       12
      -------------------------------------------------------------------

      Examples                                                        13
      EQUI-VEST(R) series 100 and 200 contracts -- For IRA contracts  13
      EQUI-VEST(R) series 100 and 200 contracts -- For NQ contracts   13
      EQUI-VEST(R) series 300 contracts                               14
      EQUI-VEST(R) series 400 contracts                               14
      EQUI-VEST(R) series 500 contracts                               14
      Condensed financial information                                 14


      -------------------------------------------------------------------
      1. CONTRACT FEATURES AND BENEFITS                               15
      -------------------------------------------------------------------
      How you can contribute to your contract                         15
      Owner and annuitant requirements                                17
      How you can make your contributions                             17
      What are your investment options under the contract?            17
      Portfolios of the Trusts                                        18
      Selecting your investment method                                28
      Allocating your contributions                                   29
      Your right to cancel within a certain number of days            29


      -------------------------------------------------------------------
      2. DETERMINING YOUR CONTRACT'S VALUE                            30
      -------------------------------------------------------------------
      Your account value and cash value                               30
      Your contract's value in the variable investment options        30
      Your contract's value in the guaranteed interest option         30
      Your contract's value in the fixed maturity options             30


      -------------------------------------------------------------------
      3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS                                                       31
      -------------------------------------------------------------------
      Transferring your account value                                 31
      Disruptive transfer activity                                    31
      Automatic transfer options                                      32
      Investment simplifier                                           32
      Rebalancing your account value                                  33


                                                 CONTENTS OF THIS PROSPECTUS 3

     ----------------------------------------------------------------------
     4.ACCESSING YOUR MONEY                                             34
     ----------------------------------------------------------------------
     Withdrawing your account value                                     34
     How withdrawals are taken from your account value                  35
     Surrender of your contract to receive its cash value               35
     Termination                                                        35
     When to expect payments                                            35
     Your annuity payout options                                        35


     ----------------------------------------------------------------------
     5.CHARGES AND EXPENSES                                             38
     ----------------------------------------------------------------------
     Charges that AXA Equitable deducts                                 38
     Charges under the contracts                                        38
     Charges that the Trusts deduct                                     42
     Group or sponsored arrangements                                    42
     Other distribution arrangements                                    43


     ----------------------------------------------------------------------
     6.PAYMENT OF DEATH BENEFIT                                         44
     ----------------------------------------------------------------------
     Your beneficiary and payment of benefit                            44
     How death benefit payment is made                                  44
     Beneficiary continuation option for traditional IRA, QP IRA, Roth
       IRA and Roth Advantage contracts                                 45
     Beneficiary continuation option for series 400 NQ contracts only   45


     ----------------------------------------------------------------------
     7.TAX INFORMATION                                                  47
     ----------------------------------------------------------------------
     Overview                                                           47
     Buying a contract to fund a retirement arrangement                 47
     Transfers among investment options                                 47
     Taxation of nonqualified annuities                                 47
     Individual retirement arrangements ("IRAs")                        49
     Traditional individual retirement annuities (traditional IRAs)     49
     Roth individual retirement annuities ("Roth IRAs")                 54
     Federal and state income tax withholding and information
       reporting                                                        60
     Impact of taxes to AXA Equitable                                   60


     ----------------------------------------------------------------------
     8.MORE INFORMATION                                                 61
     ----------------------------------------------------------------------
     About our Separate Account A                                       61
     About the Trusts                                                   61
     About our fixed maturity options                                   61
     About the general account                                          62
     About other methods of payment                                     63
     Dates and prices at which contract events occur                    63
     About your voting rights                                           64
     Statutory compliance                                               64
     About legal proceedings                                            64
     Financial statements                                               64
     Transfers of ownership, collateral assignments, loans, and
       borrowing                                                        64
     Distribution of the contracts                                      65


     ----------------------------------------------------------------------
     9.INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                  68
     ----------------------------------------------------------------------



        ----------------------------------------------------------------
        APPENDICES
        ----------------------------------------------------------------
          I  --  Condensed financial information                     I-1
         II  --  Market value adjustment example                    II-1
        III  --  State contract availability and/or variations of
                   certain features and benefits                   III-1


        ----------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION
          Table of contents                                           93
        ----------------------------------------------------------------


4   CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                    account value                       30
                    annuitant                           15
                    annuity payout options              35
                    AXA Equitable Access Account        45
                    beneficiary                         44
                    beneficiary continuation option     45
                    business day                        63
                    cash value                          30
                    conduit IRA                         52
                    contract date                       15
                    contract date anniversary           15
                    contract year                       15
                    contributions                       15
                    contributions to Roth IRAs          54
                       regular contribution             54
                       rollovers and transfers          55
                       conversion contributions         55
                    contributions to traditional IRAs   49
                       regular contributions            50
                       rollovers and transfers          51
                    disruptive transfer activity        31
                    fixed maturity amount               27
                    fixed maturity options              27
                    guaranteed interest option          27
                    Inherited annuity                   45



                                                     PAGE
                       IRA                          1, 49
                       IRS                             46
                       investment options               1
                       market adjusted amount          27
                       market timing                   31
                       market value adjustment         27
                       maturity value                  27
                       NQ                           1, 35
                       Online Account Access            8
                       partial withdrawals             34
                       portfolio                        1
                       processing office                8
                       QP IRAs                          1
                       rate to maturity                27
                       Required Beginning Date         51
                       Roth Advantage                  54
                       Roth IRA                        54
                       SAI                              2
                       SEC                              2
                       TOPS                             8
                       traditional IRA              1, 48
                       Trusts                       1, 61
                       unit                            30
                       unit investment trust           61
                       variable investment options     17


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
fixed maturity options                 Guarantee Periods or Fixed Maturity
                                       Accounts

variable investment options            Investment Funds or Investment
                                       Divisions

account value                          Annuity Account Value

rate to maturity                       Guaranteed Rates

guaranteed interest option             Guaranteed Interest Account

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                                              INDEX OF KEY WORDS AND PHRASES 5

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss five series of contracts. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:



--------------------------------------------------
..   NQ, traditional IRA, and QP IRA    series 100
    contracts issued before
    January 3, 1994; and

..   Roth IRA contracts converted from
    such IRA and QP IRA contracts.
--------------------------------------------------
..   Certain NQ, traditional IRA and    series 200
    QP IRA contracts issued on or
    after August 17, 1995.

..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   NQ, traditional IRA, QP IRA, and   series 300
    Roth IRA contracts issued on or
    after January 3, 1994 and before
    the date series 400 contracts
    became available in a state; and

..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   NQ, traditional IRA, QP IRA, and   series 400
    Roth IRA contracts issued on or
    after July 10, 1995 in states
    where approved; and

..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   Roth Advantage contracts           series 500
--------------------------------------------------




6   INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                      WHO IS AXA EQUITABLE?  7

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:



..   elect to receive certain contract statements electronically;

..   change your address; and

..   access "Frequently Asked Questions" and certain service forms.

8   WHO IS AXA EQUITABLE?

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of the investment simplifier;

(5)election of the automatic deposit service;

(6)election of the rebalancing program;

(7)election of the required minimum distribution automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)election of the principal assurance allocation;

(10)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11)purchase by, or change of ownership to, a non-natural owner;


(12)contract surrender and withdrawal requests;

(13)death claims; and

(14)partial annuitization of an NQ contract.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)investment simplifier;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.

                                                      WHO IS AXA EQUITABLE?  9

EQUI-VEST(R) at a glance -- key features

--------------------------------------------------------------------------------


PROFESSIONAL INVESTMENT     EQUI-VEST(R) variable investment options invest in different portfolios sub-advised by
MANAGEMENT                  professional investment advisers.
--------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
--------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS      .   10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 (1 to 7 in Oregon) years.
                            .   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            ----------------------------------------------------------------------------------------------
                            If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjust- ment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
--------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES              .   On earnings inside the contract             No tax until you make withdrawals from your
                                                                            contract or receive annuity payments.
                            .   On transfers inside the contract            No tax on transfers among investment options.
                            ----------------------------------------------------------------------------------------------
                            You should be aware that annuity contracts that were purchased as an Individual Retirement
                            Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the
                            Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
--------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS        For certain contract series and types, we no longer accept contributions. For other contract series and types, including contracts issued in certain states, we currently continue to accept subsequent contributions subject to limitations. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts. For more information, see "How you can contribute to your contract" in "Contract features and benefits" and Appendix III later in this prospectus.
                            .   NQ:
                               $50 (additional minimum amount).
                            .   TRADITIONAL IRA AND ROTH IRA:
                               $20 (additional minimum amount)
                            .   TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE:
                               -- series 100 and 200 -- $20 (additional minimum amount);
                               -- series 300, 400 and 500 -- $50 (additional minimum amount).
                            .   QP IRA:
                               -- series 100 and 200 -- $1,000 minimum amount each additional rollover amount;
                               -- series 300 and 400 -- $2,500 minimum amount each additional rollover amount.
                            .   Other contribution limitations apply to all contracts.
                            ----------------------------------------------------------------------------------------------
                            Upon advance notice to you, we may exercise certain rights we have under your contract regarding contributions (if applicable), including our rights to (i) change minimum and maximum contribution requirements and limitations, (ii) discontinue acceptance of contributions, and (iii) to limit contributions as required by law or if such contributions are in excess of the amounts as permitted by the Internal Revenue Code. For more information, see "How you can contribute to your contract" in "Contract features and benefits" later in this prospectus. Please see Appendix III for any state variations that may apply.
--------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY        .   Partial withdrawals
                            .   Several withdrawal options on a periodic basis
                            .   Contract surrender
                            You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------------------------------------------


10  EQUI-VEST(R) AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (described in
                          a separate prospectus for that option).
------------------------------------------------------------------------------------
ADDITIONAL FEATURES   .   Dollar-cost averaging by automatic transfers
                         -- Interest sweep option
                         -- Fixed-dollar option
                      .   Automatic investment program
                      .   Account value rebalancing (quarterly, semiannually, and
                          annually)
                      .   No charge on transfers among investment options
                      .   Waiver of withdrawal charge under certain circumstances
                      .   Minimum death benefit
------------------------------------------------------------------------------------
FEES AND CHARGES      .   Please see "Fee table" later in this prospectus for
                          details.
------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES     0-83
------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDICES I AND IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits rights, and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

                                    EQUI-VEST(R) AT A GLANCE -- KEY FEATURES 11

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of            6.00%
contributions withdrawn or amounts withdrawn depending
on the contract and series (deducted if you surrender
your contract or make certain withdrawals)./(1)/
----------------------------------------------------------------------------------------------------------------
Charge if you elect a Variable Immediate Annuity
payout option (which is described in a separate
prospectus for that option)                             $350
----------------------------------------------------------------------------------------------------------------
Charge for third-party transfer or exchange (for each   series 100 and 200: None
occurrence)/(2)/                                        series 300, 400 and 500: $65 (maximum);
                                                        $25 (current). Effective June 1, 2012, this charge will
                                                        increase to $65 for series 300 and 400 only.
----------------------------------------------------------------------------------------------------------------
Special services charges
 .   Wire transfer charge/(3)/                          $90 (current and maximum)
 .   Express mail charge/(3)/                           $35 (current and maximum)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
----------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:                   $65 ($30 current)/(4)/
----------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.


---------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL           EQ/COMMON STOCK
EXPENSES:                       INDEX AND EQ/MONEY                        ALL OTHER VARIABLE
                                  MARKET OPTIONS                          INVESTMENT OPTIONS
                               ----------------------  --------------------------------------------------------
                               SERIES 100 SERIES 200   SERIES 100 SERIES 200  SERIES 300  SERIES 400 SERIES 500
-                              ---------- ----------   ---------- ---------- ----------  ----------  ----------
Maximum mortality and expense  0.65%      1.24%                                          1.75%       1.75%
risks/(5)/                     (currently (currently                                     (currently  (currently
                               0.56%)     1.15%)       0.50%      1.09%      1.10%       1.10%)      1.20%)
Maximum other expenses                                                       0.25%       0.25%
                                                                             (currently  (currently
                               0.84%      0.25%        0.84%      0.25%      0.24%)/(6)/ 0.24%)/(6)/ 0.25%
                               -----      -----        -----      -----      ------      ------      -----
Maximum total Separate         1.49%      1.49%        1.34%      1.34%      1.35%       2.00%       2.00%
                               =====      =====        =====      =====      =====       =====       =====
Account A annual expenses/(7)/ (currently (currently                         (currently  (currently  (currently
                               1.40%)     1.40%)                             1.34%)/(6)/ 1.34%)/(6)/ 1.45%)
---------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011 (expenses that are deducted from                Lowest Highest
portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(8)/
                                                                                                    0.62%   1.91%
-----------------------------------------------------------------------------------------------------------------


12  FEE TABLE

Notes:


(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal Charge" in "Charges and expenses" later in this prospectus.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year.

(5)A portion of this charge is for providing the death benefit.

(6)For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.

(7)For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2011 would have been 2.43% for the AXA Moderate Allocation option; 2.34% for the Multimanager Aggressive Equity option; 2.11% for the EQ/Common Stock Index option; and 2.12% for the EQ/ Money Market option.

(8)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio.


EXAMPLES

These examples are intended to help you compare the cost of investing in each type of series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2011, which results in an estimated annual charge of 0.0811% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


EQUI-VEST(R) SERIES 100 AND
200 CONTRACTS -- FOR IRA
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                       APPLICABLE TIME PERIOD, AND SELECT A
                                                       NON-LIFE CONTINGENT PERIOD CERTAIN    IF YOU DO NOT SURRENDER YOUR
                 IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE   CONTRACT AT THE END OF THE APPLICABLE
                 END OF THE APPLICABLE TIME PERIOD               YEARS/(1)/                           TIME PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
(a)assuming
   maximum fees
   and expenses
   of any of
   the
   portfolios     $898    $1,629    $2,383    $4,055    N/A     $1,629   $2,383    $4,055    $349    $1,064    $1,801    $3,741
---------------------------------------------------------------------------------------------------------------------------------
(b)assuming
   minimum fees
   and expenses
   of any of
   the
   portfolios     $770    $1,249    $1,755    $2,797    N/A     $1,249   $1,755    $2,797    $214    $  661    $1,134    $2,439
---------------------------------------------------------------------------------------------------------------------------------

(1)Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.


EQUI-VEST(R) SERIES 100 AND
200 CONTRACTS -- FOR NQ
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                       APPLICABLE TIME PERIOD, AND SELECT A
                                                       NON-LIFE CONTINGENT PERIOD CERTAIN    IF YOU DO NOT SURRENDER YOUR
                 IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE   CONTRACT AT THE END OF THE APPLICABLE
                 END OF THE APPLICABLE TIME PERIOD               YEARS/(1)/                           TIME PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
(a)assuming
   maximum fees
   and expenses
   of any of
   the
   portfolios     $898    $1,629    $2,383    $3,741    N/A     $1,629   $2,383    $3,741    $349    $1,064    $1,801    $3,741
---------------------------------------------------------------------------------------------------------------------------------
(b)assuming
   minimum fees
   and expenses
   of any of
   the
   portfolios     $770    $1,249    $1,734    $2,439    N/A     $1,249   $1,734    $2,439    $214    $  661    $1,134    $2,439
---------------------------------------------------------------------------------------------------------------------------------

(1)Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.

                                                                  FEE TABLE  13

EQUI-VEST(R) SERIES 300 CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                       APPLICABLE TIME PERIOD, AND SELECT A
                                                       NON-LIFE CONTINGENT PERIOD CERTAIN    IF YOU DO NOT SURRENDER YOUR
                 IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE   CONTRACT AT THE END OF THE APPLICABLE
                 END OF THE APPLICABLE TIME PERIOD                  YEARS                             TIME PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
(a)assuming
   maximum fees
   and expenses
   of any of
   the
   portfolios     $899    $1,632    $2,387    $3,751    N/A     $1,632   $2,387    $3,751    $351    $1,067    $1,806    $3,751
---------------------------------------------------------------------------------------------------------------------------------
(b)assuming
   minimum fees
   and expenses
   of any of
   the
   portfolios     $771    $1,252    $1,739    $2,450    N/A     $1,252   $1,739    $2,450    $215    $  664    $1,139    $2,450
---------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST(R) SERIES 400 CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                       APPLICABLE TIME PERIOD, AND SELECT A
                                                       NON-LIFE CONTINGENT PERIOD CERTAIN    IF YOU DO NOT SURRENDER YOUR
                 IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE   CONTRACT AT THE END OF THE APPLICABLE
                 END OF THE APPLICABLE TIME PERIOD                  YEARS                             TIME PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
(a)assuming
   maximum fees
   and expenses
   of any of
   the
   portfolios     $963    $1,820    $2,690    $4,344    N/A     $1,820   $2,690    $4,344    $419    $1,266    $2,128    $4,344
---------------------------------------------------------------------------------------------------------------------------------
(b)assuming
   minimum fees
   and expenses
   of any of
   the
   portfolios     $835    $1,445    $2,080    $3,127    N/A     $1,445   $2,080    $3,127    $283    $  869    $1,480    $3,127
---------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST(R) SERIES 500 CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                       APPLICABLE TIME PERIOD, AND SELECT A
                                                       NON-LIFE CONTINGENT PERIOD CERTAIN    IF YOU DO NOT SURRENDER YOUR
                 IF YOU SURRENDER YOUR CONTRACT AT THE ANNUITY OPTION WITH LESS THAN FIVE   CONTRACT AT THE END OF THE APPLICABLE
                 END OF THE APPLICABLE TIME PERIOD                  YEARS                             TIME PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
(a)assuming
   maximum fees
   and expenses
   of any of
   the
   portfolios     $963    $1,820    $2,690    $4,344    N/A     $1,820   $2,690    $4,344    $419    $1,266    $2,128    $4,344
---------------------------------------------------------------------------------------------------------------------------------
(b)assuming
   minimum fees
   and expenses
   of any of
   the
   portfolios     $835    $1,445    $2,080    $3,127    N/A     $1,445   $2,080    $3,127    $283    $  869    $1,480    $3,127
---------------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2011.


14  FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------


In this prospectus, we use a "series" number when necessary to identify a particular contract. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number.


HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT


A "contribution" means a payment made to us, from any source, with respect to the contract. The following table summarizes our current rules regarding contributions to your contract, which are subject to change. Depending on your contract type, we may refuse to accept subsequent contributions. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. Under our automatic investment program, the minimum contribution amount is $20 and the maximum contribution amount is $500 per month. The automatic investment program and the payroll deduction program are subject to the contribution limitations and restrictions set forth in the chart below. We will return any contribution made under these programs that exceeds your contribution limit, if applicable, and your program will be cancelled. We discuss the automatic investment program and the payroll deduction program under "About methods of payment" in "More information" later in this prospectus. All ages in the table refer to the age of the annuitant named in the contract.

Effective June 18, 2012, we have exercised our right to discontinue acceptance of contributions to certain series and types of contracts as set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract.

For certain other series and types of contracts, we have exercised our right to limit contributions to the contracts subject to the effective dates and contribution amounts set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contribution limitations are per calendar year. If you contribute less than the limitation provides, you may not carry the difference forward to a subsequent calendar year.

For certain series and types of contracts, we also have the right to: (i) limit total contributions to $500,000 if the annuitant's current age is 75 or less;
(ii) limit total contributions to $250,000 if the annuitant's current age is 76-79; and (iii) discontinue acceptance of contributions if the annuitant's current age is 80 or greater.

Upon notice to you, we may exercise certain additional rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, for certain contract series, we may at any time exercise our rights to limit the number of variable investment options which you may elect. Other contribution limitations may be imposed by your contract or applicable state law. See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
 CONTRACT TYPE       MINIMUM CONTRIBUTION  SOURCE OF CONTRIBUTIONS
---------------------------------------------------------------------------------------
NQ                          $50            After-tax money.

                                           Paid to us by check or transfer of con-
                                              tract value in a tax deferred exchange
                                              under Section 1035 of the internal rev-
                                              enue code.

                                           Paid to us by an employer who estab-
                                              lishes a payroll deduction program.


---------------------------------------------------------------------------------------


----------------------------------------------------------------
 CONTRACT TYPE       LIMITATION ON SUBSEQUENT CONTRIBUTIONS
----------------------------------------------------------------
NQ                   Series 100 & 400 (effective June 18, 2012)
                     Acceptance of contributions has been
                        discontinued./(1)/

                     Series 200 (effective June 18, 2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year.

                     Series 300 (effective August 20, 2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year./(2)/
----------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 15

------------------------------------------------------------------------------------------
 CONTRACT TYPE       MINIMUM CONTRIBUTION   SOURCE OF CONTRIBUTIONS
------------------------------------------------------------------------------------------
Traditional IRA      Series 100 & 200       "Regular" traditional IRA contributions
                     $20                       either made by you or paid to us by an
                                               employer who establishes a payroll de-
                     Series 300 & 400          duction program.
                     $50
                                            Additional catch-up contributions.

                                            Eligible rollover distributions from
                                               403(b) plans, qualified plans and gov-
                                               ernmental employer EDC plans.

                                            Rollovers from another traditional in-
                                               dividual retirement arrangement.

                                            Direct custodian-to-custodian transfers
                                               from other traditional individual retire-
                                               ment arrangements.





















------------------------------------------------------------------------------------------
Roth IRA and Roth    Series 100 & 200       Regular Roth IRA contributions either
Advantage            $20                       made by you or paid to us by an
                                               employer who establishes a payroll de-
                     Series 300, 400 & 500     duction program.
                     $50
                                            Additional catch-up contributions.

                                            Rollovers from another Roth IRA.

                                            Rollovers from a "designated Roth con-
                                               tribution account" under specified
                                               retirement plans.

                                            Conversion rollovers from a traditional
                                               IRA or other eligible retirement plan.

                                            Direct transfers from another Roth IRA.




















------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
 CONTRACT TYPE       LIMITATION ON SUBSEQUENT CONTRIBUTIONS
--------------------------------------------------------------------------
Traditional IRA      Series 100 (individual) (effective June 18,
                     2012)
                     Acceptance of contributions has been
                        discontinued.

                     Series 100 (group) (effective June 18, 2012)
                     Direct transfers are no longer permitted.

                     Other contributions are subject to the
                        general tax limits discussed below.

                     Series 200 & 400 (effective June 18, 2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year/(3)(4)/ (subject to the general tax limits below).

                     Series 300 (effective August 20, 2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year/(2)(4)/ (subject to the general tax limits below).

                     General tax limits
                     (all series, except Series 100 (individual))
                     Regular IRA contributions may not exceed
                        $5,000.

                     Additional catch-up contributions of up to
                        $1,000 per calendar year where the
                        owner is at least age 50 but under age
                        70 1/2 at any time during the calendar
                        year for which the contribution is made.

                     No regular IRA contributions in the year
                        you turn age 70 1/2 and thereafter.

                     Rollover and direct transfer contributions
                        after age 70 1/2 must be net of required
                        minimum income distributions.
--------------------------------------------------------------------------
Roth IRA and Roth    Series 100 (individual) (effective June 18,
Advantage            2012)
                     Acceptance of contributions has been
                        discontinued.

                     Series 100 (group) (effective June 18, 2012)
                     Direct transfers are no longer permitted.

                     Other contributions are subject to the
                        general tax limits discussed below.

                     Series 200, 400 & 500 (effective June 18,
                     2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year/(3)(4)/ (subject to the
                        general tax limits below).

                     Series 300 (effective August 20, 2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year/(2)(4)/ (subject to the general tax limits below).

                     General tax limits
                     (all series, except Series 100 (individual))
                     Regular Roth IRA contributions may not
                        exceed $5,000.

                     Additional catch-up contributions of up to
                        $1,000 per calendar year where the
                        owner is at least age 50 at any time dur-ing the calendar year for which the con-tribution is made.

                     Contributions are subject to income limits
                        and other tax rules. See "Contributions to
                        Roth IRAs" in "Tax information" later in
                        this prospectus.
--------------------------------------------------------------------------


16  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------
 CONTRACT TYPE       MINIMUM CONTRIBUTION  SOURCE OF CONTRIBUTIONS
------------------------------------------------------------------------------------------
QP IRA                Series 100 & 200     Rollovers from a qualified plan.
                      $1,000
                                           Rollovers from a TSA.
                      Series 300 & 400
                      $2,500               The EQUI-VEST(R) QP IRA contract is in-
                                              tended to be a conduit IRA to be used
                                              primarily for rollover contributions from
                                              a qualified plan or TSA, although we
                                              accept regular IRA contributions (limits
                                              described above under "traditional
                                              IRA").









------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
 CONTRACT TYPE       LIMITATION ON SUBSEQUENT CONTRIBUTIONS
--------------------------------------------------------------------------
QP IRA               Series 100 (effective June 18, 2012)
                     Acceptance of contributions has been
                        discontinued.
                     Series 200 & 400 (effective June 18, 2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year/(3)(4)/ (subject to the
                        general tax limits below).

                     Series 300 (effective August 20, 2012)
                     Maximum limit on contributions is
                        $6,000 per calendar year/(2)(4)/ (subject to the general tax limits below).

                     General tax limits
                     (all series)
                     Rollover contributions after age 70 1/2 must
                        be net of required minimum distributions.

                     "Regular" after-tax contributions are not
                        permitted.
--------------------------------------------------------------------------



(1)This discontinuance does not apply to series 400 contracts issued in Maryland. Please see Appendix III later in this prospectus.

(2)This limitation does not apply to series 300 contracts issued in Florida. Please see Appendix III later in this prospectus.

(3)This limitation does not apply to series 400 contracts issued in Florida or Maryland. Please see Appendix III later in this prospectus.

(4)For regular contributions, the calendar year limitation includes (i) contributions made during a calendar year, and (ii) contributions made in the subsequent calendar year until the tax return filing deadline provided they are designated for the prior calendar year. For example, 2013 calendar year contributions will include regular contributions made at any time from January 1, 2013 through April 15, 2014, as long as you designate the contributions for 2013.


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. Under any type of IRA contract, the owner and annuitant must be the same person.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to "AXA Equitable." We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. Subject to the terms of your contract, we may exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.
--------------------------------------------------------------------------------

                                              CONTRACT FEATURES AND BENEFITS 17

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios and the EQ/Franklin Templeton Allocation portfolio than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Tactical Manager portfolios, the AXA Allocation portfolios, the EQ/Franklin Templeton Allocation portfolio and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.



------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION  Class B     Seeks long-term capital appreciation.        AXA Equitable Funds Management
                                                                                       Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class B     Seeks a high level of current income.        AXA Equitable Funds Management
  ALLOCATION                                                                           Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS      Class B     Seeks current income and growth of capi-     AXA Equitable Funds Management
  ALLOCATION                           tal, with a greater emphasis on current         Group, LLC
                                       income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks long-term capital appreciation and     AXA Equitable Funds Management
                                       current income.                                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS          Class B     Seeks long-term capital appreciation and     AXA Equitable Funds Management
  ALLOCATION                           current income, with a greater emphasis         Group, LLC
                                       on capital appreciation.
------------------------------------------------------------------------------------------------------------------------


18  CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class A     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  EQUITY                               capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   ClearBridge Advisors, LLC
                                                                                    GCIC US Ltd.
                                                                                    Legg Mason Capital Management,
                                                                                       LLC
                                                                                    Marsico Capital Management, LLC
                                                                                    T. Rowe Price Associates, Inc.
                                                                                    Westfield Capital Management
                                                                                       Company, L.P.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND     Class B     Seeks a balance of high current income       BlackRock Financial Management,
                                       and capital appreciation, consistent with       Inc.
                                       a prudent level of risk.                     Pacific Investment Management
                                                                                       Company LLC
                                                                                    SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               Class B     Seeks to achieve long-term growth of         AXA Equitable Funds Management
  INTERNATIONAL EQUITY                 capital with an emphasis on risk-adjusted       Group, LLC
                                       returns and managing volatility in the       BlackRock Investment Manage-
                                       portfolio.                                      ment, LLC
                                                                                    EARNEST Partners, LLC
                                                                                    J.P. Morgan Investment Manage-
                                                                                       ment Inc.
                                                                                    Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP     Class B     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  CORE EQUITY                          capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   Janus Capital Management, LLC
                                                                                    Thornburg Investment Manage-
                                                                                       ment, Inc.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP     Class B     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  VALUE                                capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   Institutional Capital LLC
                                                                                    MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class B     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  GROWTH                               capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
                                                                                    Franklin Advisers, Inc.
                                                                                    Wellington Management Company,
                                                                                       LLP
-------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 19

---------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class B     Seeks to achieve long-term growth of           AXA Equitable Funds Management
  VALUE                                capital with an emphasis on risk-adjusted         Group, LLC
                                       returns and managing volatility in the         BlackRock Investment Manage-
                                       portfolio.                                        ment, LLC
                                                                                      Diamond Hill Capital Management,
                                                                                         Inc.
                                                                                      Knightsbridge Asset Management,
                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               Class A     Seeks high total return through a combina-     Pacific Investment Management
  MULTI-SECTOR BOND                    tion of current income and capital                Company LLC
                                       appreciation.                                  Post Advisory Group, LLC
                                                                                      SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Class B     Seeks to achieve long-term growth of           AXA Equitable Funds Management
  GROWTH                               capital with an emphasis on risk-adjusted         Group, LLC
                                       returns and managing volatility in the         BlackRock Investment Manage-
                                       portfolio.                                        ment, LLC
                                                                                      Lord, Abbett & Co. LLC
                                                                                      Morgan Stanley Investment Man-
                                                                                         agement Inc.
                                                                                      NorthPointe Capital, LLC
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Class B     Seeks to achieve long-term growth of           AXA Equitable Funds Management
  VALUE                                capital with an emphasis on risk-adjusted         Group, LLC
                                       returns and managing volatility in the         BlackRock Investment Manage-
                                       portfolio.                                        ment, LLC
                                                                                      Franklin Advisory Services, LLC
                                                                                      Horizon Asset Management, LLC
                                                                                      Pacific Global Investment Manage-
                                                                                         ment Company
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class B     Seeks long-term growth of capital.             AXA Equitable Funds Management
                                                                                         Group, LLC
                                                                                      RCM Capital Management, LLC
                                                                                      SSgA Funds Management, Inc.
                                                                                      Wellington Management Company,
                                                                                         LLP
---------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------


20  CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT       Class IB    Seeks long-term capital appreciation and     AXA Equitable Funds Management
  20/(1)/                              current income.                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY      Class IB    Seeks long-term capital appreciation and     AXA Equitable Funds Management
                                       current income.                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of capi-     AXA Equitable Funds Management
  STRATEGY                             tal, with a greater emphasis on current         Group, LLC
                                       income.
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY  Class IB    Seeks a high level of current income.        AXA Equitable Funds Management
                                                                                       Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation and     AXA Equitable Funds Management
  STRATEGY                             current income, with a greater emphasis         Group, LLC
                                       on current income.
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400   Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
                                       tal with an emphasis on risk-adjusted        AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500   Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
                                       tal with an emphasis on risk-adjusted        AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000  Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
                                       tal with an emphasis on risk-adjusted        AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER       Class IB    Seeks to achieve long-term growth of capi-   AllianceBernstein L.P.
  INTERNATIONAL                        tal with an emphasis on risk-adjusted        AXA Equitable Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       portfolio.                                   BlackRock Investment Manage-
                                                                                       ment, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IB    Seeks to achieve total return from long-     AllianceBernstein L.P.
  DYNAMIC WEALTH                       term growth of capital and income.
  STRATEGIES
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IA    Seeks to achieve long-term growth of         AllianceBernstein L.P.
  SMALL CAP GROWTH                     capital.
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL      Class IB    Seeks to achieve long-term total return      AXA Equitable Funds Management
  CAP VALUE CORE                       with an emphasis on risk-adjusted returns       Group, LLC
                                       and managing volatility in the portfolio.    BlackRock Investment Manage-
                                                                                       ment, LLC
                                                                                    Franklin Advisory Services, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IB    Seeks to achieve capital appreciation and    BlackRock Investment Manage-
  EQUITY                               secondarily, income.                            ment, LLC
-------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 21

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IB    Seeks a combination of growth and               Boston Advisors, LLC
  EQUITY INCOME                        income to achieve an above-average and
                                       consistent total return.
---------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY        Class IB    Seeks to achieve long-term capital              Bridgeway Capital Management,
  RESPONSIBLE                          appreciation.                                      Inc.
                                                                                       Calvert Investment Management,
                                                                                          Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Class IB    Seeks to achieve long-term growth of            Capital Guardian Trust Company
  RESEARCH                             capital.
---------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before          AllianceBernstein L.P.
                                       expenses that approximates the total
                                       return performance of the Russell 3000
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the Russell 3000 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before          AXA Equitable Funds Management
                                       expenses that approximates the total               Group, LLC
                                       return performance of the Barclays              SSgA Funds Management, Inc.
                                       Intermediate U.S. Government/Credit
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the Barclays Intermediate U.S.
                                       Government/Credit Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE  Class IB    Seeks to achieve long-term growth of            Davis Selected Advisers, L.P.
                                       capital.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before          AllianceBernstein L.P.
                                       expenses that approximates the total re-
                                       turn performance of the S&P 500 Index,
                                       including reinvestment of dividends, at a
                                       risk level consistent with that of the S&P
                                       500 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS      Class IB    Seeks to achieve long-term growth of            AXA Equitable Funds Management
                                       capital with an emphasis on risk-                  Group, LLC
                                       adjusted returns and managing volatility        BlackRock Capital Management,
                                       in the portfolio.                                  Inc.
                                                                                       BlackRock Investment Manage-
                                                                                          ment, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED  Class IB    Seeks to maximize income while maintain-        AXA Equitable Funds Management
                                       ing prospects for capital appreciation with        Group, LLC
                                       an emphasis on risk-adjusted returns and        BlackRock Investment Manage-
                                       managing volatility in the portfolio.              ment, LLC
                                                                                       Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON      Class IB    Primarily seeks capital appreciation and        AXA Equitable Funds Management
  ALLOCATION                           secondarily seeks income.                          Group, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IB    Seeks to achieve capital appreciation.          GAMCO Asset Management, Inc.
  ACQUISITIONS
---------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Class IB    Seeks to maximize capital appreciation.         GAMCO Asset Management, Inc.
  VALUE
---------------------------------------------------------------------------------------------------------------------------


22  CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS        Class IB    Seeks to achieve capital growth and cur-      AXA Equitable Funds Management
                                       rent income.                                     Group, LLC
                                                                                     BlackRock Investment Manage-
                                                                                        ment, LLC
                                                                                     First International Advisors, LLC
                                                                                     Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR     Class IB    Seeks to achieve long-term capital            AXA Equitable Funds Management
  EQUITY                               appreciation with an emphasis on risk-           Group, LLC
                                       adjusted returns and managing volatility      BlackRock Investment Manage-
                                       in the portfolio.                                ment, LLC
                                                                                     Morgan Stanley Investment Man-
                                                                                        agement Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IA    Seeks to achieve a total return before        AXA Equitable Funds Management
  GOVERNMENT BOND/(2) /                expenses that approximates the total             Group, LLC
                                       return performance of the Barclays            SSgA Funds Management, Inc.
                                       Intermediate U.S. Government Bond
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the Barclays Intermediate U.S.
                                       Government Bond Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE      Class IB    Seeks to achieve long-term growth of          AXA Equitable Funds Management
  PLUS                                 capital.                                         Group, LLC
                                                                                     BlackRock Investment Manage-
                                                                                        ment, LLC
                                                                                     Hirayama Investments, LLC
                                                                                     WHV Investment Management
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before       AllianceBernstein L.P.
  INDEX                                expenses) that approximates the total
                                       return performance of a composite index
                                       comprised of 40% Dow Jones EURO
                                       STOXX 50 Index, 25% FTSE 100 Index,
                                       25% TOPIX Index, and 10% S&P/ASX
                                       200 Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the composite index.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE     Class IB    Seeks to provide current income and long-     AXA Equitable Funds Management
  PLUS                                 term growth of income, accompanied by            Group, LLC
                                       growth of capital with an emphasis on         BlackRock Investment Manage-
                                       risk-adjusted returns and managing vola-         ment, LLC
                                       tility in the portfolio.                      Northern Cross, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE          Class IB    Seeks to achieve long-term capital            J.P. Morgan Investment Manage-
  OPPORTUNITIES                        appreciation                                     ment Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS     Class IB    Seeks to achieve long-term growth of capi-    AXA Equitable Funds Management
                                       tal with an emphasis on risk-adjusted re-        Group, LLC
                                       turns and managing volatility in the          BlackRock Investment Manage-
                                       portfolio.                                       ment, LLC
                                                                                     Institutional Capital LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IB    Seeks to achieve a total return before        AllianceBernstein L.P.
                                       expenses that approximates the total
                                       return performance of the Russell 1000
                                       Growth Index, including reinvestment of
                                       dividends at a risk level consistent with
                                       that of the Russell 1000 Growth Index.
---------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 23

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS   Class IB    Seeks to provide long-term capital growth      AXA Equitable Funds Management
                                       with an emphasis on risk-adjusted returns         Group, LLC
                                       and managing volatility in the portfolio.      BlackRock Investment Manage-
                                                                                         ment, LLC
                                                                                      Marsico Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IB    Seeks to achieve a total return before         SSgA Funds Management, Inc.
                                       expenses that approximates the total
                                       return performance of the Russell 1000
                                       Value Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 1000 Value Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS    Class IA    Seeks to achieve long-term growth of           AllianceBernstein L.P.
                                       capital with an emphasis on risk-              AXA Equitable Funds Management
                                       adjusted returns and managing volatility          Group, LLC
                                       in the portfolio.
---------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP   Class IB    Seeks to achieve capital appreciation and      Lord, Abbett & Co. LLC
  CORE                                 growth of income with reasonable risk.
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IB    Seeks to achieve capital appreciation.         Massachusetts Financial Services
  GROWTH                                                                                 Company d/b/a MFS Investment
                                                                                         Management
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IB    Seeks to achieve a total return before         SSgA Funds Management, Inc.
                                       expenses that approximates the total
                                       return performance of the S&P Mid Cap
                                       400 Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the S&P Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS      Class IB    Seeks to achieve long-term capital             AXA Equitable Funds Management
                                       appreciation with an emphasis on risk-            Group, LLC
                                       adjusted returns and managing volatility       BlackRock Investment Manage-
                                       in the portfolio.                                 ment, LLC
                                                                                      Wellington Management Company,
                                                                                         LLP
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Class IA    Seeks to obtain a high level of current        The Dreyfus Corporation
                                       income, preserve its assets and maintain
                                       liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL       Class IB    Seeks to achieve capital appreciation.         Montag & Caldwell, LLC
  GROWTH
---------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IB    Seeks to achieve capital growth.               Morgan Stanley Investment Man-
  CAP GROWTH                                                                             agement Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP        Class IB    Seeks to achieve capital appreciation,         AXA Equitable Funds Management
  EQUITY                               which may occasionally be short-term,             Group, LLC
                                       with an emphasis on risk-adjusted returns      BlackRock Investment Manage-
                                       and managing volatility in the portfolio.         ment, LLC
                                                                                      Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IB    Seeks to achieve capital appreciation.         OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IB    Seeks to generate a return in excess of        Pacific Investment Management
                                       traditional money market products while           Company, LLC
                                       maintaining an emphasis on preservation
                                       of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS       Class IA    Seeks to achieve high current income con-      AllianceBernstein L.P.
                                       sistent with moderate risk to capital.         AXA Equitable Funds Management
                                                                                         Group, LLC
---------------------------------------------------------------------------------------------------------------------------


24  CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IB    Seeks to replicate as closely as possible    AllianceBernstein L.P.
                                       (before the deduction of portfolio
                                       expenses) the total return of the Russell
                                       2000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IB    Seeks to achieve long-term capital           T. Rowe Price Associates, Inc.
  STOCK                                appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL        Class IB    Seeks to achieve long-term capital growth    AXA Equitable Funds Management
  EQUITY                               with an emphasis on risk-adjusted returns       Group, LLC
                                       and managing volatility in the portfolio.    BlackRock Investment Manage-
                                                                                       ment, LLC
                                                                                    Templeton Investment Counsel, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Class IB    Seeks to achieve total return through capi-  UBS Global Asset Management
                                       tal appreciation with income as a secon-        (Americas) Inc.
                                       dary consideration.
--------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Class IB    Seeks to achieve capital growth and in-      Invesco Advisers, Inc.
                                       come.
--------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA       Class IB    Seeks to achieve long-term capital           Wells Capital Management, Inc.
  GROWTH                               growth.


--------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS) -
 SERIES II PORTFOLIO NAME        OBJECTIVE
--------------------------------------------------------------------------------------------
   INVESCO V.I. GLOBAL REAL      The fund's investment objective is total return through
     ESTATE FUND                 growth of capital and current income.
--------------------------------------------------------------------------------------------
   INVESCO V.I. HIGH YIELD       The fund's investment objective is total return comprised
     FUND                        of current income and capital appreciation.
--------------------------------------------------------------------------------------------
   INVESCO V.I.                  The fund's investment objective is long-term growth of
     INTERNATIONAL GROWTH        capital.
     FUND
--------------------------------------------------------------------------------------------
   INVESCO V.I. MID CAP          The fund's investment objective is long-term growth of
     CORE EQUITY FUND            capital.
--------------------------------------------------------------------------------------------
   INVESCO V.I. SMALL CAP        The fund's investment objective is long-term growth of
     EQUITY FUND                 capital.
--------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS
 (VIP) - SERVICE CLASS 2
 PORTFOLIO NAME                  OBJECTIVE
--------------------------------------------------------------------------------------------
   FIDELITY(R) VIP               Seeks long-term capital appreciation.
     CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE
 TRUST - SERVICE SHARES
 PORTFOLIO NAME                  OBJECTIVE
--------------------------------------------------------------------------------------------
   GOLDMAN SACHS VIT MID         Seeks long-term capital appreciation.
     CAP VALUE FUND
--------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO
 NAME                            OBJECTIVE
--------------------------------------------------------------------------------------------
   IVY FUNDS VIP ENERGY          To seek to provide capital growth and appreciation.

--------------------------------------------------------------------------------------------
   IVY FUNDS VIP HIGH INCOME     To seek to provide total return through a combination of
                                 high current income and capital appreciation.
--------------------------------------------------------------------------------------------
   IVY FUNDS VIP MID CAP         To seek to provide growth of capital.
     GROWTH
--------------------------------------------------------------------------------------------
   IVY FUNDS VIP SMALL CAP       To seek to provide growth of capital.
     GROWTH
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS) -              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SERIES II PORTFOLIO NAME        AS APPLICABLE)
------------------------------------------------------------------------
   INVESCO V.I. GLOBAL REAL      Invesco Advisers, Inc.
     ESTATE FUND                 Invesco Asset Management Limited
------------------------------------------------------------------------
   INVESCO V.I. HIGH YIELD       Invesco Advisers, Inc.
     FUND
------------------------------------------------------------------------
   INVESCO V.I.                  Invesco Advisers, Inc.
     INTERNATIONAL GROWTH
     FUND
------------------------------------------------------------------------
   INVESCO V.I. MID CAP          Invesco Advisers, Inc.
     CORE EQUITY FUND
------------------------------------------------------------------------
   INVESCO V.I. SMALL CAP        Invesco Advisers, Inc.
     EQUITY FUND
------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS
 (VIP) - SERVICE CLASS 2         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                  AS APPLICABLE)
------------------------------------------------------------------------
   FIDELITY(R) VIP               Fidelity Management & Research Com-
     CONTRAFUND(R) PORTFOLIO        pany (FMR)
------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE
 TRUST - SERVICE SHARES          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                  AS APPLICABLE)
------------------------------------------------------------------------
   GOLDMAN SACHS VIT MID         Goldman Sachs Asset Management, L.P.
     CAP VALUE FUND
------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                            AS APPLICABLE)
------------------------------------------------------------------------
   IVY FUNDS VIP ENERGY          Waddell & Reed Investment Manage-
                                    ment Company (WRIMCO)
------------------------------------------------------------------------
   IVY FUNDS VIP HIGH INCOME     Waddell & Reed Investment Manage-
                                    ment Company (WRIMCO)
------------------------------------------------------------------------
   IVY FUNDS VIP MID CAP         Waddell & Reed Investment Manage-
     GROWTH                         ment Company (WRIMCO)
------------------------------------------------------------------------
   IVY FUNDS VIP SMALL CAP       Waddell & Reed Investment Manage-
     GROWTH                         ment Company (WRIMCO)
------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 25

---------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. - SERVICE                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.                       Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 - SERVICE                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital          Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH   The fund's investment objective is to seek capital          Massachusetts Financial Services
  STOCK SERIES            appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital          Massachusetts Financial Services
  SERIES                  appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY         The fund's investment objective is to seek capital          Massachusetts Financial Services
  PORTFOLIO               appreciation.                                                  Company
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total return.    Massachusetts Financial Services
                                                                                         Company
---------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST - S                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD   Seeks long-term capital appreciation by investing primar-   Van Eck Associates Corporation
  ASSETS FUND             ily in "hard asset" securities. Income is a secondary
                          consideration.
---------------------------------------------------------------------------------------------------------------------------





(1)This is the portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The portfolio's former name was All Asset Allocation.

(2)This is the portfolio's new name, effective on or about May 1, 2012. The portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

26  CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The annual minimum guaranteed interest rate for 2012 ranges from 1.00% to 3.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for series 100 NQ contracts in certain states). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide you with the approval status of the fixed maturity options in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.


YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:


(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2012, the next available maturity date was June 15, 2021 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

                                              CONTRACT FEATURES AND BENEFITS 27

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time, there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time, you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into the variable investment options in group "B" (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


----------------------------------------------------------------------------
 INVESTMENT OPTIONS
----------------------------------------------------------------------------
                                     A
----------------------------------------------------------------------------
Guaranteed Interest Option
----------------------------------------------------------------------------
 DOMESTIC STOCKS
----------------------------------------------------------------------------
AXA Aggressive Allocation               EQ/Mutual Large Cap Equity
AXA Moderate-Plus Allocation            EQ/Small Company Index
AXA Moderate Growth Strategy            EQ/T. Rowe Price Growth Stock
AXA Tactical Manager 400                EQ/Templeton Global Equity
AXA Tactical Manager 500                EQ/UBS Growth and Income
AXA Tactical Manager 2000               EQ/Van Kampen Comstock
EQ/AllianceBernstein Dynamic Wealth     EQ/Wells Fargo Omega Growth
 Strategies                             Fidelity(R) VIP Contrafund(R)
EQ/AllianceBernstein Small Cap Growth   Goldman Sachs VIT Mid Cap Value
EQ/AXA Franklin Small Cap Value Core    Invesco V.I. Mid Cap Core Equity
EQ/BlackRock Basic Value Equity         Invesco V.I. Small Cap Equity
EQ/Boston Advisors Equity Income        Ivy Funds VIP Energy
EQ/Calvert Socially Responsible         Ivy Funds VIP Mid Cap Growth
EQ/Capital Guardian Research            Ivy Funds VIP Small Cap Growth
EQ/Common Stock Index                   MFS(R) Investors Growth Stock
EQ/Davis New York Venture               MFS(R) Investors Trust
EQ/Equity 500 Index                     MFS(R) Technology
EQ/Equity Growth PLUS                   MFS(R) Utilities
EQ/Franklin Templeton Allocation        Multimanager Aggressive Equity
EQ/GAMCO Mergers and Acquisitions       Multimanager Large Cap Core Equity
EQ/GAMCO Small Company Value            Multimanager Large Cap Value
EQ/JPMorgan Value Opportunities         Multimanager Mid Cap Growth
EQ/Large Cap Core PLUS                  Multimanager Mid Cap Value
EQ/Large Cap Growth Index               Multimanager Small Cap Growth
EQ/Large Cap Growth PLUS                Multimanager Small Cap Value
EQ/Large Cap Value Index                Multimanager Technology
EQ/Large Cap Value PLUS                 Target 2015 Allocation
EQ/Lord Abbett Large Cap Core           Target 2025 Allocation
EQ/Mid Cap Index                        Target 2035 Allocation
EQ/Mid Cap Value PLUS                   Target 2045 Allocation
EQ/Montag & Caldwell Growth             Van Eck VIP Global Hard Assets
EQ/Morgan Stanley Mid Cap Growth
----------------------------------------------------------------------------
 INTERNATIONAL STOCKS
----------------------------------------------------------------------------
AXA Tactical Manager International      Invesco V.I. Global Real Estate
EQ/Global Multi-Sector Equity           Invesco V.I. International Growth
EQ/International Core PLUS              Lazard Retirement Emerging Markets
EQ/International Equity Index            Equity
EQ/International Value PLUS             MFS(R) International Value
EQ/MFS International Growth             Multimanager International Equity
EQ/Oppenheimer Global
----------------------------------------------------------------------------
 BALANCED/HYBRID
----------------------------------------------------------------------------
All Asset Growth-Alt 20                 AXA Moderate Allocation
AXA Balanced Strategy
----------------------------------------------------------------------------
                                     B
----------------------------------------------------------------------------
 FIXED INCOME
----------------------------------------------------------------------------
AXA Conservative Allocation             EQ/Money Market
AXA Conservative-Plus Allocation        EQ/PIMCO Ultra Short Bond
AXA Conservative Growth Strategy        EQ/Quality Bond PLUS
AXA Conservative Strategy               Invesco V.I. High Yield
EQ/Core Bond Index                      Ivy Funds VIP High Income
EQ/Franklin Core Balanced               Multimanager Core Bond
EQ/Global Bond PLUS                     Multimanager Multi-Sector Bond
EQ/Intermediate Government Bond
----------------------------------------------------------------------------


The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make

28  CONTRACT FEATURES AND BENEFITS
it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

ALLOCATING YOUR CONTRIBUTIONS


Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA or Roth Advantage, you may cancel your Roth IRA or Roth Advantage contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA
Re-Characterization Form."


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


                                              CONTRACT FEATURES AND BENEFITS 29

2. Determining your contract's value


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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
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The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



30  DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2012, not all maturities were available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.


..   If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of

                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 31
larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER


Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.


FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.



The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

32  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier option will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semi-annually, or annually).


While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.


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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 33

4. Accessing your money


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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.



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                                                                  METHOD OF WITHDRAWAL
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                                                                                  MINIMUM
 CONTRACT                                                    PARTIAL SYSTEMATIC DISTRIBUTION
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NQ                                                             Yes      Yes         No
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Traditional IRA                                                Yes      Yes         Yes
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QP IRA                                                         Yes      Yes         Yes
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Roth Advantage                                                 Yes      Yes         No
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Roth IRA                                                       Yes      Yes         No
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PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.


Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.


SYSTEMATIC WITHDRAWALS
(All contracts)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA and QP IRA contracts -- See "Tax information" later in this prospectus)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

34  ACCESSING YOUR MONEY

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

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We will send to traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a traditional IRA or QP IRA contract, you may use our automatic deposit service.

Under this service, we will automatically deposit the Required Minimum Distribution payment from your traditional IRA or QP IRA contract directly into an EQUI-VEST(R) NQ or Roth IRA or an EQUI-VEST(R) Express/SM/ (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information -- Roth IRAs" later in this prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

                                                       ACCESSING YOUR MONEY  35

Your EQUI-VEST(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

---------------------------------------------------------------
Fixed annuity payout options      Life annuity
                                  Life annuity with period
                                     certain
                                  Life annuity with refund
                                     certain
                                  Period certain annuity
---------------------------------------------------------------
Variable Immediate Annuity        Life annuity (not available
  payout options (described in a     in NY)
  separate prospectus for this    Life annuity with period
  option)                            certain
---------------------------------------------------------------

..   Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

PARTIAL ANNUITIZATION


Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" in "Tax information -- Taxation of nonqualified annuities."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R)

36  ACCESSING YOUR MONEY
contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your EQUI-VEST(R) contract's maturity date. Your EQUI-VEST(R) contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the EQUI-VEST(R) contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


Please see Appendix III later in this prospectus for state variations.


EQUI-VEST(R) AT RETIREMENT/SM/ AND AT RETIREMENT/SM/

If you have a traditional IRA, Roth IRA, QP IRA, or NQ contract, you may be eligible to convert your EQUI-VEST(R) contract to a new EQUI-VEST(R) At Retirement/SM/ contract (or a new At Retirement/SM/ contract, in New York). EQUI-VEST(R) At Retirement/SM/ is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. At Retirement/SM/ is a deferred variable annuity contract that offers a Guaranteed withdrawal benefit for life. Neither the EQUI-VEST(R) At Retirement/SM/ contract nor the At Retirement/SM/ contract has any withdrawal charges.


At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(R) contract, and no rollover/direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. The written application for the new EQUI-VEST(R) At Retirement/SM/ or At Retirement/SM/ contract must be received by our processing office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(R) At Retirement/SM/ contract or At Retirement/SM/ contract and its benefits, including the charges for such benefits are described in a separate prospectus.


                                                       ACCESSING YOUR MONEY  37

5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On the last day of the contract year an annual administrative charge, if applicable

..   Charge for third-party transfer or exchange (series 300, 400 and 500 only)


..   Charges for certain optional special services


..   At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge, if applicable

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:

..   1.10% current and maximum in each variable investment option under series
    300 contracts

..   1.10% current and 1.75% maximum in each variable investment option under series 400 contracts

..   1.20% current and 1.75% maximum in each variable investment option under series 500 contracts

..   0.56% current and 0.65% maximum under series 100 contracts, and 1.15%
    current and 1.24% maximum under series 200 contracts in the EQ/Common Stock Index and EQ/Money Market options

..   0.50% current and maximum under series 100 contracts, and 1.09% current and maximum under series 200 contracts for all other variable investment options

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i)under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options under series 300 and 400 other than the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options;

(ii)under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts;

(iii)under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option.

38  CHARGES AND EXPENSES

MAXIMUM TOTAL CHARGES

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300; (ii) 1.49% for series 100 and 200 for the EQ/Common Stock Index and EQ/Money Market options; (iii) 1.34% for all the other options not listed in (ii) for series 100 and 200; and (iv) 2.00% for series 400.

Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


Under series 300 (except in FL), 400 and 500 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 ($65 maximum) for each direct transfer or exchange. Effective June 1, 2012, this charge will increase to $65 for series 300 and 400 only. We will deduct this charge and any withdrawal charge that applies from your account value.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.


We may reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options" below.


FOR SERIES 100 AND 200 NQ CONTRACTS, ALL SERIES 300, 400, AND 500 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed (cash value), or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract years.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have

                                                       CHARGES AND EXPENSES  39
been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus.

FOR SERIES 100 AND 200 TRADITIONAL IRA, QP IRA AND ROTH IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

---------------------------
CONTRACT YEAR(S)  CHARGE
---------------------------

 1 through 5        6%/(1)/

 6 through 8           5

      9                4

      10               3

      11               2

      12               1

 13 and later          0
---------------------------

(1)This percentage may be reduced at older ages for certain contracts. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

                              -------------------

We reserve the right to reduce or waive the withdrawal charge including transfers to a traditional IRA, QP IRA and Roth IRA from another EQUI-VEST(R) contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

WHEN WITHDRAWAL CHARGES DO NOT APPLY

..   10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10%
    of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year. For series 100 and 200 traditional IRA and Roth IRA contracts, the 10% free withdrawal amount described above will be available after the third contract year or you attain age 59 1/2. (Currently we are waiving this restriction.)

For existing contract owners, if you have QP IRA contract number 11933I (series
100), the 10% free withdrawal amount described above was available after the third contract year. If you have QP IRA contract number 92QPI (series 200), the free withdrawal amount was available in the first contract year.

FOR SERIES 100 AND 200 CONTRACTS

(i)For NQ contracts, the withdrawal charge does not apply if:

  .   the annuitant dies and a death benefit is payable to the beneficiary; or

  . we receive a properly completed election form providing for the entire account value to be used to buy a life annuity payout option.

(ii)For a traditional IRA, QP IRA and Roth IRA the withdrawal charge does not apply:

  .   after five contract years and the annuitant is at least age 59 1/2; or

  . if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

  . the annuitant dies and the death benefit is made available to the beneficiary; or

  . after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

  . after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

  . if the amount withdrawn is applied to the election of a life contingent annuity payout option.

FOR SERIES 300, 400 AND 500 CONTRACTS

(i)DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

   (a)the annuitant dies and a death benefit is payable to the beneficiary; or

   (b)we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii)DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME.

   The withdrawal charge also does not apply if:

   (a)The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

   (b)We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

   (c)The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
      (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

       -- its main function is to provide skilled, intermediate, or custodial nursing care;

       -- it provides continuous room and board to three or more persons;

       -- it is supervised by a registered nurse or licensed practical nurse;

40  CHARGES AND EXPENSES

       -- it keeps daily medical records of each patient;

       -- it controls and records all medications dispensed; and

       -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii)For traditional IRA, QP IRA and Roth IRA contracts the withdrawal charge also does not apply:

  .   after six contract years if the annuitant is at least age 59 1/2; or

  . if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv)Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

  .   after five contract years if the annuitant is at least age 59 1/2; or

  . if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

  . after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

  . if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.

CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS (FOR SERIES 300-500)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

--------------------------------------------------------------------------------

 DECLINING SCALE                  ALTERNATIVE SCALE
---------------------------------------------------------------
 YEAR OF INVESTMENT IN FIXED    YEAR OF TRANSFER WITHIN FIXED
 MATURITY OPTION/(1)/            MATURITY OPTION/(1)/
---------------------------------------------------------------
Within year 1         6%           Within year 1         5%
---------------------------------------------------------------
      2               6%                 2               4%
---------------------------------------------------------------
      3               5%                 3               3%
---------------------------------------------------------------
      4               4%                 4               2%
---------------------------------------------------------------
      5               3%                 5               1%
---------------------------------------------------------------
      6               2%           After year 5          0%
---------------------------------------------------------------
After year 6          0%        Not to exceed 1%
                                times the number of
                                years remaining in
                                the fixed maturity
                                option, rounded to
                                the higher number
                                of years. In other
                                words, if 4.3 years
                                remain, it would be
                                a 5% charge.
---------------------------------------------------------------

(1)Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

..   If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

..   The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use

                                                       CHARGES AND EXPENSES  41
   the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

..   The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

..   If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

..   As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.


..   12b-1 fees.


..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA, QP IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or

42  CHARGES AND EXPENSES
making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                                                       CHARGES AND EXPENSES  43

6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

DEATH BENEFIT


The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.


HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS (MAY NOT BE AVAILABLE IN ALL STATES FOR SOME SERIES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions after the original owner's death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   The cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death.

..   The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may

44  PAYMENT OF DEATH BENEFIT
elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, QP IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA and Roth Advantage contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   The minimum death benefit provision will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR SERIES 400 NQ CONTRACTS ONLY

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary

                                                   PAYMENT OF DEATH BENEFIT  45
chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

46  PAYMENT OF DEATH BENEFIT

7. Tax information


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OVERVIEW


In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, QP IRA, Roth IRA or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the EQUI-VEST(R) guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES


Before making any subsequent contributions to an NQ contract, taxpayers with incomes over $250,000 should consider the 3.8% Medicare tax on investment income (including, for this purpose, income from NQ contracts) which will be effective after December 31, 2012.

Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this prospectus.


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by

                                                            TAX INFORMATION  47
the total amount you are expected to receive out of the contract, and
(2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and a beneficiary (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate

48  TAX INFORMATION

Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

..   "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in a variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the series 400 EQUI-VEST(R) traditional and Roth IRA contracts for use as traditional and Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. We have not submitted to the IRS requests for opinion letters to approve any other forms of series 100 - 500 EQUI-VEST(R) traditional IRA and Roth IRA for use as a traditional or Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) traditional and Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


You can cancel any version of the EQUI-VEST(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this prospectus.


CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

                                                            TAX INFORMATION  49

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions." That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70 1/2 catch-up contributions.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) IS BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI FALLS WITHIN A PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you MAY NOT DEDUCT any of your regular contributions to your traditional IRAs.


Cost-of-living indexing adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2012, AGI between $58,000 and $68,000, after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2012, AGI between $92,000 and $112,000, after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000 (for 2012, AGI between $173,000 and $183,000, after adjustment).

To determine the deductible amount of the contribution for 2012, for example, you determine AGI and subtract $58,000 if you are single, or $92,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


                                      the maximum         the adjusted
                                        regular            deductible
         ($10,000-excess AGI)  times  contribution Equals contribution
         divided by $10,000      x    for the year   =       limit

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590 for details.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000

50  TAX INFORMATION
for people eligible to make age 50-70 1/2 catch-up contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution that fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in

                                                            TAX INFORMATION  51
some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a roll-over.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

The EQUI-VEST(R) QP IRA is used as a conduit IRA if amounts are not commingled.



REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1-April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual

52  TAX INFORMATION
minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life ex-

                                                            TAX INFORMATION  53
pectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.


Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this prospectus.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you can contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.


With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost-of-living adjustment:

..   your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2012, $183,000 after adjustment); or


54  TAX INFORMATION

..   your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2012, $125,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


..   your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2012, between $173,000 and $183,000 after adjustment); or

..   your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2012, between $110,000 and $125,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000, the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed

                                                            TAX INFORMATION  55
trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacter-ization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   Qualified distributions from Roth IRA; and

..   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

56  TAX INFORMATION

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400. (The rate may be higher in your state.) We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 3.00% (4.00% for NQ in some states), is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

                                                            TAX INFORMATION  57

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                          TABLE I
               ACCOUNT VALUES AND CASH VALUES
(ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT YEAR)
-------------------------------------------------------------------------------------
   1.00% MINIMUM GUARANTEE                     1.00% MINIMUM GUARANTEE
   -----------------------                     -----------------------

CONTRACT       ACCOUNT         CASH         CONTRACT      ACCOUNT         CASH
YEAR END        VALUE          VALUE        YEAR END       VALUE          VALUE
-------------------------------------------------------------------------------------
  1           $   989.80     $   936.35        26        $29,196.26     $28,836.26

  2           $ 1,979.70     $ 1,872.79        27        $30,498.22     $30,138.22

  3           $ 2,979.49     $ 2,818.60        28        $31,813.20     $31,453.20

  4           $ 3,989.29     $ 3,773.87        29        $33,141.33     $32,781.33

  5           $ 5,009.18     $ 4,738.69        30        $34,482.75     $34,122.75

  6           $ 6,039.27     $ 5,713.15        31        $35,837.57     $35,477.57

  7           $ 7,079.67     $ 6,719.67        32        $37,205.95     $36,845.95

  8           $ 8,130.46     $ 7,770.46        33        $38,588.01     $38,228.01

  9           $ 9,191.77     $ 8,831.77        34        $39,983.89     $39,623.89

  10          $10,263.69     $ 9,903.69        35        $41,393.73     $41,033.73

  11          $11,346.32     $10,986.32        36        $42,817.67     $42,457.67

  12          $12,439.79     $12,079.79        37        $44,255.84     $43,895.84

  13          $13,544.18     $13,184.18        38        $45,708.40     $45,348.40

  14          $14,659.63     $14,299.63        39        $47,175.49     $46,815.49

  15          $15,786.22     $15,426.22        40        $48,657.24     $48,297.24

  16          $16,924.08     $16,564.08        41        $50,153.81     $49,793.81

  17          $18,073.33     $17,713.33        42        $51,665.35     $51,305.35

  18          $19,234.06     $18,874.06        43        $53,192.00     $52,832.00

  19          $20,436.40     $20,076.40        44        $54,733.92     $54,373.92

  20          $21,650.76     $21,290.76        45        $56,291.26     $55,931.26

  21          $22,877.27     $22,517.27        46        $57,864.18     $57,504.18

  22          $24,116.04     $23,756.04        47        $59,452.82     $59,092.82

  23          $25,367.20     $25,007.20        48        $61,057.35     $60,697.35

  24          $26,630.88     $26,270.88        49        $62,677.92     $62,317.92

  25          $27,907.18     $27,547.18        50        $64,314.70     $63,954.70
-------------------------------------------------------------------------------------

58  TAX INFORMATION

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                    TABLE II
         ACCOUNT VALUES AND CASH VALUES
(ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)
------------------------------------------------------------------------
1.00% MINIMUM GUARANTEE               1.00% MINIMUM GUARANTEE
-----------------------               -----------------------

CONTRACT      ACCOUNT      CASH       CONTRACT     ACCOUNT     CASH
YEAR END       VALUE       VALUE      YEAR END      VALUE      VALUE
------------------------------------------------------------------------
  1           $989.80     $936.35        26        $434.76    $434.76

  2           $979.70     $926.80        27        $409.11    $409.11

  3           $959.50     $907.69        28        $383.20    $383.20

  4           $939.10     $888.38        29        $357.03    $357.03

  5           $918.49     $868.89        30        $330.60    $330.60

  6           $897.67     $849.20        31        $303.91    $303.91

  7           $876.65     $876.65        32        $276.95    $276.95

  8           $855.42     $855.42        33        $249.72    $249.72

  9           $833.97     $833.97        34        $222.21    $222.21

  10          $812.31     $812.31        35        $194.44    $194.44

  11          $790.43     $790.43        36        $166.38    $166.38

  12          $768.34     $768.34        37        $138.04    $138.04

  13          $746.02     $746.02        38        $109.42    $109.42

  14          $723.48     $723.48        39        $ 80.52    $ 80.52

  15          $700.71     $700.71        40        $ 51.32    $ 51.32

  16          $677.72     $677.72        41        $ 21.84    $ 21.84

  17          $654.50     $654.50        42        $  0.00    $  0.00

  18          $631.04     $631.04        43        $  0.00    $  0.00

  19          $607.35     $607.35        44        $  0.00    $  0.00

  20          $583.43     $583.43        45        $  0.00    $  0.00

  21          $559.26     $559.26        46        $  0.00    $  0.00

  22          $534.85     $534.85        47        $  0.00    $  0.00

  23          $510.20     $510.20        48        $  0.00    $  0.00

  24          $485.31     $485.31        49        $  0.00    $  0.00

  25          $460.16     $460.16        50        $  0.00    $  0.00
------------------------------------------------------------------------

                                                            TAX INFORMATION  59

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.


..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status or number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


60  TAX INFORMATION

8. More information


--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A; and

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appear in the prospectuses for each Trust, which generally accompany this prospectus or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations as of February 15, 2012 and the related price per $100 of maturity value were as shown below.



--------------------------------------------------
FIXED MATURITY
 OPTIONS WITH
   JUNE 15TH           RATE TO          PRICE
MATURITY DATE OF   MATURITY AS OF    PER $100 OF
 MATURITY YEAR    FEBRUARY 15, 2012 MATURITY VALUE
--------------------------------------------------
     2012               3.00%/(2)/      $99.03
     2013               3.00%/(2)/      $96.14
     2014               3.00%/(2)/      $93.34
     2015               3.00%/(2)/      $90.62
     2016               3.00%/(2)/      $87.98
     2017               3.00%/(2)/      $85.41
--------------------------------------------------


                                                           MORE INFORMATION  61

--------------------------------------------------
FIXED MATURITY
 OPTIONS WITH
   JUNE 15TH           RATE TO          PRICE
MATURITY DATE OF   MATURITY AS OF    PER $100 OF
 MATURITY YEAR    FEBRUARY 15, 2012 MATURITY VALUE
--------------------------------------------------
     2018               3.00%/(2)/      $82.93
   2019/(1)/            3.00%/(2)/      $80.51
   2020/(1)/            3.00%/(2)/      $78.16
   2021/(1)/              3.05%         $75.54
--------------------------------------------------

(1)Not available in Oregon
(2)Since these rates to maturity are 3%, no amounts could have been allocated to these options.

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial

62  MORE INFORMATION
strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, Roth IRA and Roth Advantage contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.


AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. The maximum contribution amount is $500 per month. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in "How you can contribute to your contract" under "Contract features and benefits" apply to this program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in "How you can contribute to your contract" under "Contract features and benefits" apply to this program.


WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

                                                           MORE INFORMATION  63

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a traditional IRA, QP IRA or Roth IRA contract except by surrender to us.

64  MORE INFORMATION

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                                                           MORE INFORMATION  65

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $81 to $4,973,724. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
A.G. Edwards
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Essex National Securities Inc.
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
J.P. Turner & Company, LLC
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities, Inc.
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Plan Member Financial Corporation


66  MORE INFORMATION

PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James & Associates Inc.
Raymond James Financial Services
RBC Capital Markets Corp.
Robert W Baird & Co.
Royal Alliance Associates Inc.
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC


                                                           MORE INFORMATION  67

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2011 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washing-ton, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

68  INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $118.50 $112.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      15      68     133
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.15 $120.39 $128.35 $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      50     122     364     741   1,158   1,647   1,916   2,022
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.15 $106.86 $108.01 $113.35 $118.31 $103.87 $112.55 $119.11 $119.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      36      59      91     231     309     378     424     441
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.14 $110.71 $112.78 $121.01 $125.94 $100.11 $113.02 $121.62 $119.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      44     112     222     406     540     685     753     769
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 42.91 $ 50.77 $ 55.12 $ 57.47 $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    23,382  21,629  20,412  19,656  18,359  17,845  17,357  17,262  16,700  15,660
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.96 $118.97 $125.20 $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      18     185     491   1,337   2,455   3,252   3,922   4,211   4,268
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $108.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      10
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $109.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      12
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 92.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      18
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-1

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.61 $138.85 $156.54 $172.65 $186.13 $214.81 $117.58 $157.78 $207.94 $204.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,955   1,959   1,885   1,791   1,655   1,500   1,411   1,367   1,291   1,180
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      50      93     113     120     121
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.48 $183.13 $199.77 $202.92 $242.07 $241.63 $151.23 $194.39 $215.34 $205.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,282   1,316   1,355   1,330   1,272   1,248   1,236   1,328   1,394   1,422
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.97 $112.04 $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      33     232     292     333     358     386     381     367
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.93 $ 79.44 $ 81.19 $ 87.10 $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      89     118     143     167     196     213     240     247     248
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.17 $104.00 $113.80 $119.08 $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,211   1,179   1,112   1,015     923   1,410   1,258   1,168   1,072     963
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.84 $292.96 $330.99 $341.80 $374.77 $384.25 $213.98 $271.80 $311.66 $310.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    11,899  11,092  10,291   9,393   8,175   6,992   6,150   5,705   5,168   4,630
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.03 $109.16 $112.11 $113.06 $116.08 $118.07 $106.08 $107.47 $112.15 $115.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       207     316     405     574     643     748     667     798     771     721
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.94 $ 58.14 $ 76.10 $ 83.91 $ 78.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      37     123     191     215     197
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $191.65 $242.29 $264.16 $272.79 $310.53 $322.33 $199.82 $248.75 $281.41 $282.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,648   3,539   3,393   3,219   2,920   2,757   2,594   2,527   2,394   2,246
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.40 $119.55 $130.34 $142.37 $153.56 $172.77 $101.77 $128.33 $145.93 $135.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       337     779     948   1,217   1,548   1,770   2,024   2,138   1,998   1,844
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      90     570     600     614     565     527
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     176     330     389     418     419
------------------------------------------------------------------------------------------------------------------------



I-2 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.04 $116.29 $118.65 $100.88 $116.08 $125.54 $125.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      39      65      71      75      93     100
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.23 $116.54 $136.64 $147.33 $100.79 $140.66 $184.08 $175.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      37     251     362     647     842   1,109   1,363   1,484
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.50 $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      46     131     314     314     355     382
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.74 $ 87.28 $106.51 $139.53 $188.68 $264.35 $111.23 $164.68 $181.09 $156.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       895     949   1,084   1,420   1,693   1,843   1,758   1,934   1,848   1,671
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.25 $155.83 $157.11 $157.33 $160.48 $169.61 $173.78 $167.97 $173.15 $180.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       915     788     674     613     532     504     484     438     402     369
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.65 $ 88.51 $ 99.21 $114.65 $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61     175     316     437     534     576     683     805     838     817
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.20 $109.83 $128.38 $146.39 $178.84 $197.62 $ 96.32 $121.08 $126.36 $109.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,013   4,603   4,372   4,333   4,232   4,096   3,827   3,659   3,352   3,078
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.52 $ 95.40 $114.50 $125.21 $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       928     946   1,010   1,260   1,505   1,600   1,585   1,655   1,622   1,495
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.50 $120.74 $132.08 $135.43 $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     448     414     382     362     351     314     309     306     282
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.13 $ 79.62 $ 87.51 $ 92.55 $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       118     161     140     132     116     107     111     124     129     116
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.74 $ 58.02 $ 62.04 $ 70.34 $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,376   2,212   1,966   1,822   1,671   1,480   1,401   1,420   1,314   1,246
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $118.84 $132.05 $142.04 $151.04 $172.29 $104.99 $139.68 $157.73 $149.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,890   2,681   2,410   2,130   1,844   1,655   1,531   1,451   1,338   1,300
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.40 $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13     108     128     147     201     207     448
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-3

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 80.42 $102.15 $114.33 $118.93 $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,981   2,115   2,287   2,451   2,714   9,158   8,082   7,621   6,915   6,275
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.62 $117.43 $128.22 $ 87.32 $108.13 $121.59 $109.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      25      38      76     149     211     231
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.00 $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      67     165     188     248     314     328
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.70 $ 97.34 $111.43 $116.94 $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       738   1,109   1,384   1,577   1,735   1,869   2,031   2,200   2,138   2,037
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.29 $123.98 $144.14 $158.32 $175.70 $170.56 $101.70 $136.30 $164.68 $147.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,835   1,967   2,096   2,279   2,273   2,189   2,009   2,681   2,473   2,260
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 34.00 $ 33.81 $ 33.69 $ 34.19 $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,816   1,322   1,193   1,383   2,018   2,683   2,421   1,591   1,290   1,122
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.66 $108.84 $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      17      23      87     155     200     224     203
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.74 $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      32      93     226     285     478     688     807
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      32     228     241     265     252     231
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      14      82     114     168     240     346
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.35 $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      82     167     270     619     803     776     662
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.39 $161.18 $165.40 $166.86 $171.37 $177.18 $163.75 $171.70 $180.35 $180.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       950     827     737     726     670     670     587     692     642     567
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.53 $117.33 $136.22 $140.12 $162.73 $157.60 $102.42 $127.45 $158.20 $149.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     260     446     537     672     766     808     921     897     854
------------------------------------------------------------------------------------------------------------------------



I-4 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31
                                         ----------------------------------------------------------------------------
                                          2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $111.22 $114.11 $108.07 $114.32 $65.18 $ 91.73 $105.33 $101.90
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --       6      36      43     530    571     733     853     915
---------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      -- $107.58 $108.35 $63.26 $ 81.16 $ 86.47 $ 78.23
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      30     188    210     250     249     247
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $109.24 $117.48 $132.31 $132.06 $78.13 $102.09 $113.88 $109.19
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --       1      41      94     127    111     120     121     109
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $104.29 $119.26 $114.71 $71.36 $ 90.40 $102.76 $ 99.37
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      47     110     144    151     161     166     175
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $56.98 $77.69 $ 82.05 $ 84.15 $ 87.90 $ 96.54 $68.96 $ 95.45 $110.46 $102.58
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       55    125     206     204     185     218    221     353     470     665
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $112.76
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --     327
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 86.03
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      20
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $100.50
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      60
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 94.99
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      18
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 86.80
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      39
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $105.76
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      36
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $121.44
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      18
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $115.31
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      78
---------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-5

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $110.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     156
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 89.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      45
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 79.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      19
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 91.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     285
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $107.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     157
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $117.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      10
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $110.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      11
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $118.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      48
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $116.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     106
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.48 $ 64.75 $ 72.04 $ 77.39 $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    13,832  12,726  11,587  10,645   9,157   7,790   6,924   6,779   6,357   5,698
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.73 $109.24 $111.97 $112.40 $115.08 $120.64 $121.96 $130.33 $136.56 $142.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       264     311     348     375     370     371     378     415     480     487
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.07 $103.47 $120.36 $137.09 $169.50 $188.01 $ 97.87 $125.45 $132.38 $107.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        82     150     268     321     430     461     438     430     393     354
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.43 $ 96.62 $104.55 $110.09 $123.37 $127.80 $ 76.23 $ 99.66 $109.67 $100.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     122     129     128     120     130     120     112     102      95
------------------------------------------------------------------------------------------------------------------------



I-6 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.08 $102.28 $115.47 $122.01 $143.64 $146.86 $ 90.63 $109.85 $122.64 $114.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       127     163     203     263     308     335     354     337     314     279
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.00 $ 85.78 $ 94.55 $101.11 $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       211     417     530     556     547     536     504     503     481     437
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.70 $102.24 $116.19 $123.06 $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       214     334     425     390     391     368     346     347     344     316
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $149.82 $161.02 $164.14 $178.48 $182.06 $137.74 $149.37 $157.53 $163.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       696     769     761     768     737     723     624     580     564     522
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.58 $121.52 $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      80     216     308     303     317     309     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.38 $152.31 $175.98 $181.76 $208.22 $185.20 $113.53 $141.60 $173.94 $156.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       239     434     617     739     794     725     675     668     622     559
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.63 $ 88.08 $ 91.24 $100.16 $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53     211     989     901     838     823     789     897     829     750
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      11      60     109     141     154     156
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      61     108     162     190     202
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      29      72     122     152     171
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      23      52      91     108     122
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 82.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      44
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-7

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.46 $118.50 $112.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      15      68     133
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.15 $120.39 $128.35 $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      50     122     364     741   1,158   1,647   1,916   2,022
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.15 $106.86 $108.01 $113.35 $118.31 $103.87 $112.55 $119.11 $119.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      36      59      91     231     309     378     424     441
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.14 $110.71 $112.78 $121.01 $125.94 $100.11 $113.02 $121.62 $119.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      44     112     222     406     540     685     753     769
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.01 $175.55 $188.77 $195.64 $213.45 $224.33 $167.56 $193.89 $210.76 $203.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,689   2,378   2,153   1,902   1,696   1,605   1,472   1,369   1,284   1,177
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.96 $118.97 $125.20 $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      18     185     491   1,337   2,455   3,252   3,922   4,211   4,268
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $108.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      10
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $109.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      12
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $109.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 92.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      18
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.61 $138.85 $156.54 $172.65 $186.13 $214.81 $117.58 $157.78 $207.94 $204.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,955   2,016   1,885   1,791   1,655   1,500   1,411   1,367   1,291   1,180
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      50      93     113     120     121
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.48 $183.13 $199.77 $202.92 $242.07 $241.63 $151.23 $194.39 $215.34 $205.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,282   1,337   1,355   1,330   1,272   1,248   1,236   1,328   1,394   1,422
------------------------------------------------------------------------------------------------------------------------



I-8 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.97 $112.04 $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      33     232     292     333     358     386     381     367
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.93 $ 79.44 $ 81.19 $ 87.10 $ 90.43 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      89     118     143     167     196     213     240     247     248
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.17 $104.00 $113.80 $119.08 $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,211   1,200   1,112   1,015     923   1,410   1,258   1,168   1,072     963
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.15 $227.99 $257.31 $265.43 $290.56 $297.34 $165.26 $209.74 $240.35 $238.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,418   4,024   3,627   3,126   2,645   2,259   1,933   1,725   1,526   1,344
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.03 $109.16 $112.11 $113.06 $116.08 $118.07 $106.08 $107.47 $112.15 $115.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       207     318     405     574     643     748     667     798     771     721
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.94 $ 58.14 $ 76.10 $ 83.91 $ 78.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      37     123     191     215     197
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $191.65 $242.29 $264.16 $272.79 $310.53 $322.33 $199.82 $248.75 $281.41 $282.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,648   3,658   3,393   3,219   2,920   2,757   2,594   2,527   2,394   2,246
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.41 $119.55 $130.34 $142.37 $153.56 $172.77 $101.77 $128.33 $145.93 $135.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       337     790     948   1,217   1,548   1,770   2,024   2,138   1,998   1,844
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.29 $105.01 $ 70.65 $ 90.98 $ 99.91 $ 98.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      90     570     600     614     565     527
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.16 $ 59.25 $ 75.10 $ 81.79 $ 77.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --     176     330     389     418     419
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.04 $116.29 $118.65 $100.88 $116.08 $125.54 $125.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      15      39      65      71      75      93     100
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.23 $116.54 $136.64 $147.33 $100.79 $140.66 $184.08 $175.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      37     251     362     647     842   1,109   1,363   1,484
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.50 $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      46     131     314     314     355     382
------------------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-9

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.74 $ 87.28 $106.51 $139.53 $188.68 $264.35 $111.23 $164.68 $181.09 $156.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       895     971   1,084   1,420   1,693   1,843   1,758   1,934   1,848   1,671
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.25 $155.83 $157.11 $157.33 $160.48 $169.61 $173.78 $167.97 $173.15 $180.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       915     818     674     613     532     504     484     438     402     369
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.65 $ 88.51 $ 99.21 $114.65 $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61     177     316     437     534     576     683     805     838     817
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.20 $109.83 $128.38 $146.39 $178.84 $197.62 $ 96.32 $121.08 $126.36 $109.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,013   4,796   4,372   4,333   4,232   4,096   3,827   3,659   3,352   3,078
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.52 $ 95.40 $114.50 $125.21 $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       928     970   1,010   1,260   1,505   1,600   1,585   1,655   1,622   1,495
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.50 $120.74 $132.08 $135.43 $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     454     414     382     362     351     314     309     306     282
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.13 $ 79.62 $ 87.51 $ 92.55 $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       118     162     140     132     116     107     111     124     129     116
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.74 $ 58.02 $ 62.04 $ 70.34 $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,376   2,254   1,966   1,822   1,671   1,480   1,401   1,420   1,314   1,246
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $118.84 $132.05 $142.04 $151.04 $172.29 $104.99 $139.68 $157.73 $149.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,890   2,741   2,410   2,130   1,844   1,655   1,531   1,451   1,338   1,300
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.40 $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13     108     128     147     201     207     448
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 80.42 $102.15 $114.33 $118.93 $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,981   2,153   2,287   2,451   2,714   9,158   8,082   7,621   6,915   6,275
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.62 $117.43 $128.22 $ 87.32 $108.13 $121.59 $109.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      25      38      76     149     211     231
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.00 $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      67     160     188     248     314     328
------------------------------------------------------------------------------------------------------------------------



I-10 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.70 $ 97.34 $111.43 $116.94 $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       738   1,117   1,384   1,577   1,735   1,869   2,031   2,200   2,138   2,037
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.29 $123.98 $144.14 $158.32 $175.70 $170.56 $101.70 $136.30 $164.68 $147.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,835   2,002   2,096   2,279   2,273   2,189   2,009   2,681   2,473   2,260
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.83 $133.10 $132.67 $135.29 $139.78 $144.74 $146.16 $144.61 $142.80 $140.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       342     231     186      63      56      54      55      35      26      22
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.66 $108.84 $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      17      23      87     155     200     224     203
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.74 $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      32      93     226     285     478     688     807
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.10 $107.40 $ 65.59 $ 80.97 $ 89.42 $ 84.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      32     228     241     265     252     231
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.94 $115.70 $ 67.64 $ 92.50 $105.12 $ 94.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      14      82     114     168     240     346
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.35 $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      82     167     270     619     803     776     662
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.39 $161.18 $165.40 $166.86 $171.37 $177.18 $163.75 $171.70 $180.35 $180.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       950     851     737     726     670     670     587     692     642     567
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.53 $117.33 $136.22 $140.12 $162.73 $157.60 $102.42 $127.45 $158.20 $149.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     261     446     537     672     766     808     921     897     854
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.22 $114.11 $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      36      43     530     571     733     853     915
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.58 $108.35 $ 63.26 $ 81.16 $ 86.47 $ 78.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      30     188     210     250     249     247
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.24 $117.48 $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      41      92     127     111     120     121     109
------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-11

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                           --------------------------------------------------------------------------
                                            2002   2003   2004   2005    2006    2007    2008   2009   2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     -- $104.29 $119.26 $114.71 $71.36 $90.40 $102.76 $ 99.37
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      47     110     144    151    161     166     175
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                              $56.98 $77.69 $82.05 $ 84.15 $ 87.90 $ 96.54 $68.96 $95.45 $110.46 $102.58
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         55    127    206     204     185     218    221    353     470     665
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $112.76
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --     327
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $ 86.03
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      20
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $100.50
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      60
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $ 94.99
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      18
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $ 86.80
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      39
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $105.76
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      36
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $121.44
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      18
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $115.31
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      78
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $110.31
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --     156
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $ 89.68
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      45
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                  --     --     --      --      --      --     --     --      -- $ 79.10
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --     --     --      --      --      --     --     --      --      19
---------------------------------------------------------------------------------------------------------------------



I-12 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 91.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     285
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $107.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     157
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $117.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      10
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $110.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      11
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $118.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      48
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $116.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     106
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.51 $114.95 $127.42 $136.36 $141.76 $156.14 $ 82.34 $111.78 $130.02 $120.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,841   1,636   1,467   1,285   1,113     954     846     839     811     729
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.73 $109.24 $111.97 $112.40 $115.08 $120.64 $121.96 $130.33 $136.56 $142.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       264     316     348     375     370     371     378     415     480     487
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.07 $103.47 $120.36 $137.09 $169.50 $188.01 $ 97.87 $125.45 $132.38 $107.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        82     152     268     321     430     461     438     430     393     354
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.43 $ 96.62 $104.55 $110.09 $123.37 $127.80 $ 76.23 $ 99.66 $109.67 $100.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        91     123     129     128     120     130     120     112     102      95
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.08 $102.28 $115.47 $122.01 $143.64 $146.86 $ 90.63 $109.85 $122.64 $114.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       127     165     203     263     308     335     354     337     314     279
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.00 $ 85.78 $ 94.55 $101.11 $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       211     421     530     556     547     536     504     503     481     437
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.70 $102.24 $116.19 $123.06 $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       214     337     425     390     391     368     346     347     344     316
------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-13

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $149.82 $161.02 $164.14 $178.48 $182.06 $137.74 $149.37 $157.53 $163.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       696     798     761     768     737     723     624     580     564     522
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.58 $121.52 $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      80     216     308     303     317     309     276
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.38 $152.31 $175.98 $181.76 $208.22 $185.20 $113.53 $141.60 $173.94 $156.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       239     445     617     739     794     725     675     668     622     559
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.63 $ 88.08 $ 91.24 $100.16 $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53     212     989     901     838     823     789     897     829     750
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      11      60     109     141     154     156
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      61     108     162     190     202
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      29      72     122     152     171
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      23      52      91     108     122
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 82.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      44
------------------------------------------------------------------------------------------------------------------------



I-14 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.43 $118.33 $112.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.12 $120.22 $128.03 $148.76 $155.64 $ 93.26 $116.99 $130.37 $118.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.13 $106.71 $107.73 $112.94 $117.75 $103.26 $111.77 $118.15 $118.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.11 $110.56 $112.49 $120.58 $125.34 $ 99.53 $112.23 $120.64 $118.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.40 $113.45 $121.87 $126.17 $137.52 $144.38 $107.73 $124.54 $135.24 $130.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       6       6       5       4       4       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.93 $118.80 $124.89 $140.94 $147.76 $ 99.34 $119.39 $131.26 $122.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       2       1
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 82.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 88.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 81.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 78.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.71 $101.24 $114.00 $125.60 $135.25 $155.92 $ 85.25 $114.27 $150.43 $147.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.18 $ 97.41 $ 63.93 $ 80.78 $ 98.93 $ 88.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.89 $139.50 $152.01 $154.23 $183.78 $183.24 $114.56 $147.09 $162.76 $155.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-15

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.95 $111.88 $127.87 $130.66 $ 87.18 $ 95.83 $109.28 $107.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.26 $102.46 $104.60 $112.09 $116.25 $128.45 $ 69.34 $ 89.44 $ 99.18 $ 98.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.87 $103.50 $113.12 $118.23 $130.57 $130.80 $ 77.77 $100.76 $114.98 $117.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       3       2       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.45 $ 92.27 $104.03 $107.21 $117.24 $119.86 $ 66.55 $ 84.37 $ 96.59 $ 95.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      29      30      29      26      25      24      23      22      20
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.90 $108.90 $111.72 $112.55 $115.42 $117.27 $105.24 $106.50 $111.02 $114.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.87 $ 58.03 $ 75.88 $ 83.57 $ 78.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.93 $ 92.10 $100.31 $103.47 $117.65 $121.98 $ 75.54 $ 93.93 $106.14 $106.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      10       9       9       8       7
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.27 $119.25 $129.87 $141.69 $152.66 $171.57 $100.95 $127.16 $144.44 $133.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.26 $104.85 $ 70.47 $ 90.65 $ 99.43 $ 98.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.10 $ 59.15 $ 74.88 $ 81.46 $ 76.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.97 $116.08 $118.30 $100.47 $115.47 $124.75 $124.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.20 $116.38 $136.30 $146.80 $100.32 $139.84 $182.80 $173.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.47 $ 99.34 $107.01 $112.30 $112.85 $118.22 $121.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



I-16 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.41 $123.57 $150.61 $197.09 $266.22 $372.58 $156.59 $231.58 $254.37 $219.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.44 $126.58 $127.48 $127.51 $129.92 $137.16 $140.38 $135.54 $139.56 $145.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.76 $109.47 $122.57 $141.49 $166.28 $188.80 $102.60 $136.84 $147.29 $120.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.65 $ 86.29 $100.74 $114.75 $140.03 $154.56 $ 75.25 $ 94.48 $ 98.22 $ 85.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.38 $103.95 $124.61 $136.12 $168.61 $183.08 $102.85 $132.01 $138.00 $114.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.30 $ 94.11 $102.84 $105.33 $124.95 $121.64 $ 72.19 $ 94.13 $104.20 $ 97.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.88 $ 79.23 $ 86.99 $ 91.89 $102.29 $104.71 $ 64.59 $ 80.53 $ 90.62 $ 85.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.56 $ 57.74 $ 61.67 $ 69.86 $ 68.47 $ 76.91 $ 48.30 $ 64.84 $ 74.09 $ 74.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.55 $ 75.89 $ 84.23 $ 90.50 $ 96.13 $109.53 $ 66.67 $ 88.60 $ 99.94 $ 94.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       9       9       9       8       7       7       7       6       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.38 $112.00 $103.83 $ 44.30 $ 52.01 $ 58.76 $ 57.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 85.70 $108.74 $121.57 $126.32 $151.12 $142.29 $ 79.92 $ 95.00 $105.70 $ 99.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       1       2       8       8       7       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 91.36 $117.21 $127.84 $ 86.96 $107.57 $120.82 $108.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $114.91 $142.29 $162.94 $ 95.89 $129.70 $146.92 $129.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-17

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.53 $ 96.98 $110.90 $116.25 $127.77 $136.02 $ 67.98 $ 91.29 $113.13 $108.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.14 $ 97.37 $113.08 $124.06 $137.53 $133.36 $ 79.42 $106.33 $128.33 $114.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $112.04 $111.55 $113.11 $116.74 $120.77 $121.83 $120.42 $118.78 $117.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.63 $108.69 $115.63 $137.67 $ 91.05 $116.41 $124.15 $125.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.65 $133.14 $160.61 $ 83.37 $129.05 $168.26 $153.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.10 $107.25 $ 65.42 $ 80.67 $ 88.99 $ 83.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.91 $115.53 $ 67.46 $ 92.16 $104.61 $ 94.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.28 $ 98.22 $107.90 $102.03 $108.60 $107.93 $106.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.83 $127.69 $130.89 $131.90 $135.31 $139.74 $129.00 $135.11 $141.77 $141.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.43 $117.06 $135.75 $139.49 $161.81 $156.54 $101.61 $126.30 $156.61 $148.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.19 $113.95 $107.80 $113.91 $ 64.87 $ 91.19 $104.60 $101.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.54 $108.19 $ 63.10 $ 80.86 $ 86.06 $ 77.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.21 $117.32 $131.98 $131.58 $ 77.76 $101.49 $113.09 $108.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



I-18 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------------
                                          2002   2003   2004   2005    2006    2007    2008   2009   2010    2011
-------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $104.21 $119.04 $114.37 $71.07 $89.93 $102.11 $ 98.64
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                            $56.76 $77.31 $81.56 $ 83.56 $ 87.18 $ 95.65 $68.24 $94.35 $109.06 $101.17
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 89.78
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 85.97
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 87.60
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 94.92
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 86.74
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 85.14
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 88.33
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 86.86
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 98.24
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 89.62
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      --     --     --      -- $ 79.04
-------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --     --     --      --      --
-------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-19

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 82.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 91.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 92.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 90.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 92.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 94.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.01 $ 63.87 $ 70.74 $ 75.62 $ 78.53 $ 86.41 $ 45.52 $ 61.74 $ 71.74 $ 66.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       5       5       5       4       4       5       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.61 $109.00 $111.59 $111.90 $114.44 $119.83 $121.01 $129.17 $135.19 $140.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.98 $103.24 $119.96 $136.48 $168.56 $186.75 $ 97.11 $124.34 $131.06 $105.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.34 $ 96.40 $104.20 $109.60 $122.68 $126.94 $ 75.64 $ 98.77 $108.58 $ 99.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.00 $102.05 $115.08 $121.47 $142.84 $145.88 $ 89.92 $108.88 $121.41 $113.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 61.93 $ 85.59 $ 94.24 $100.66 $108.75 $119.92 $ 66.68 $ 93.16 $116.49 $105.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.62 $102.01 $115.80 $122.51 $138.52 $136.63 $ 86.21 $122.66 $150.99 $128.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



I-20 APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008   2009    2010    2011
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $72.96 $ 88.34 $ 94.85 $ 96.58 $104.89 $106.88 $80.77 $ 87.49 $ 92.17 $ 95.68
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       1       1       1       1       1      1       1       1       1
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $114.56 $121.35 $131.81 $134.67 $76.82 $101.85 $128.13 $106.47
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $87.78 $118.84 $137.16 $141.51 $161.93 $143.86 $88.09 $109.75 $134.66 $120.74
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $56.57 $ 87.89 $ 90.93 $ 99.71 $105.44 $122.84 $64.06 $100.03 $116.04 $108.85
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       1       1       1      1       1       1       1
----------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $108.28 $114.43 $78.40 $ 92.95 $101.43 $ 97.15
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $109.23 $115.57 $74.01 $ 89.86 $ 99.13 $ 93.88
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $110.12 $116.54 $71.16 $ 88.05 $ 97.82 $ 91.92
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $110.91 $117.82 $68.12 $ 85.77 $ 95.76 $ 89.15
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --      --
----------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --     --      --      -- $ 82.88
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --     --      --      --      --
----------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-21

Appendix II: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2012 to a fixed maturity option with a maturity date of June 15, 2020 (eight* years later) at a hypothetical rate to maturity of 7.00% (H), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2016./(a)/



------------------------------------------------------------------------------------------------------------------------
                                                                              HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                               ON JUNE 15, 2016
                                                                              ------------------------------------------
                                                                                 5%                   9%
------------------------------------------------------------------------------------------------------------------------
 AS OF JUNE 15, 2016 BEFORE WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------
(1) market adjusted amount/(b)/                                               $141,389             $121,737
------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                                $131,104             $131,104
------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) -- (2)                                       $ 10,285             $ (9,367)
------------------------------------------------------------------------------------------------------------------------
 ON JUNE 15, 2016 AFTER $50,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                         $  3,637             $ (3,847)
------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 -- (4)  $ 46,363             $ 53,847
------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) -- $50,000                                     $ 91,389             $ 71,737
------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) -- (5)                                         $ 84,741             $ 77,257
------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                       $111,099             $101,287
------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

*  In Oregon, seven is the maximum maturity year.

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

       Maturity value  =        $171,882      where j is either 5% or 9%
       ----------------    -------------------
       (1+j)/(D/365)/      (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

                  Maturity value  =         $171,882
                  ----------------    ----------------------
                  (1+h)/(D/365)/      (1+0.07)/(1,461/365)/

(d)Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)/(D/365) /  =   ($84,741 or $77,257) x (1+0.07)/(1,461/365)/


     APPENDIX II: MARKET
II-1 VALUE ADJUSTMENT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------


Certain information is provided for historical purposes only. The contracts are no longer available to new purchasers. In addition, except as described below, we have exercised our right to either (i) limit or (ii) discontinue contributions to the contracts, including contributions made through our automatic investment program or a payroll deduction program.

We currently continue to accept contributions in the following:

..   All series 300 contracts issued in Florida.

..   Series 400 traditional IRA, Roth IRA and QP IRA contracts issued in Florida.

..   All series 400 contracts issued in Maryland.


STATES WHERE CERTAIN EQUI-VEST(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:


-----------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within a  If you reside in the state of
            certain number of days" under       California and you are age 60 or
            "Contract features and benefits"    older at the time the contract is
                                                issued, you may return your
                                                variable annuity contract within
                                                30 days from the date that you
                                                receive it and receive a refund as
                                                described below.

                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market option (and/or the
                                                guaranteed interest option), the
                                                amount of your refund will be
                                                equal to your con-tribution less
                                                interest, unless you make a
                                                transfer, in which case the amount
                                                of your refund will be equal to
                                                your account value on the date we
                                                receive your request to cancel at
                                                our processing office. This amount
                                                could be less than your initial
                                                contribution. If you allocate any
                                                portion of your initial
                                                con-tribution to variable
                                                investment options other than the
                                                EQ/Money Market option and/or the
                                                fixed maturity options, your
                                                refund will be equal to your
                                                account value on the date we
                                                receive your request to cancel at
                                                our processing office.
-----------------------------------------------------------------------------------
FLORIDA     See "How you can contribute to      For all series 300 contracts, the
            your contract" in "Contract         $6,000 contribution limi-tation
            features and benefits"              per calendar year does not apply.

                                                For series 400 traditional IRA,
                                                Roth IRA and QP IRA con-tracts,
                                                the $6,000 contribution limitation
                                                per calendar year does not apply.
                                                Upon notice to you, we may
                                                exercise our right to discontinue
                                                contributions to the contract in
                                                the fu-ture.
-----------------------------------------------------------------------------------
ILLINOIS    Notice to all Illinois contract     Illinois law provides that a
            owners                              spouse in a civil union and a
                                                spouse in a marriage are to be
                                                treated identically. For pur-poses
                                                of your contract, when we use the
                                                term "married", we include
                                                "parties to a civil union" and
                                                when we use the word "spouse" we
                                                include "parties to a civil
                                                union". While civil union spouses
                                                are afforded the same rights as
                                                married spouses under Illinois
                                                law, tax-related advantages such
                                                as spousal continuation are
                                                derived from federal tax law.
                                                Illinois' Civil Union Law does not
                                                and cannot alter federal law. The
                                                federal Defense of Marriage Act
                                                excludes civil un-ions and civil
                                                union partners from the meaning of
                                                the word "marriage" or "spouse" in
                                                all federal laws. Therefore, a
                                                civil union spouse does not
                                                qualify for the same tax
                                                advantages provided to a married
                                                spouse under federal law,
                                                including the tax benefits
                                                afforded to the surviving spouse
                                                of an owner of an annuity contract
                                                or any rights under specified
                                                tax-favored savings or retirement
                                                plans or arrangements.
-----------------------------------------------------------------------------------




                                              APPENDIX III: STATE CONTRACT
           AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS III-1

------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------
MARYLAND     See "How you can contribute to      For series 400 traditional IRA,
             your contract" in "Contract         Roth IRA and QP IRA con-tracts,
             features and benefits"              the $6,000 contribution limitation
                                                 per calendar year does not
                                                 apply. For series 400 NQ
                                                 contracts, acceptance of
                                                 additional contributions has not
                                                 been discontinued.
------------------------------------------------------------------------------------
NEW YORK     See "Selecting an annuity payout    In the second to last paragraph in
             option" in "Your annuity payout     this section, the second line in
             option" under "Accessing your       the paragraph "(1) the amount
             money"                              applied to purchase the annuity;"
                                                 is deleted in its entirety and
                                                 replaced with the following:

                                                 (1)  The amount applied to provide
                                                    the annuity will be: (a) the
                                                    account value for any life
                                                    annuity form or (b) the cash
                                                    value for any period certain
                                                    annuity form ex- cept that, if
                                                    the period certain is more than
                                                    five years, the amount applied
                                                    will be no less than 95% of the
                                                    account value.
------------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified       There are special rules for
             annuities" under " Tax information" nonqualified contracts issued in
                                                 Puerto Rico.

                                                 Income from NQ contracts we issue
                                                 is U.S. source. A Puerto Rico
                                                 resident is subject to U.S.
                                                 taxation on such U.S. source
                                                 income. Only Puerto Rico source
                                                 income of Puerto Rico resi- dents
                                                 is excludable from U.S. taxation.
                                                 Income from NQ contracts is also
                                                 subject to Puerto Rico tax. The
                                                 calculation of the taxable portion
                                                 of amounts distributed from a
                                                 con-tract may differ in the two
                                                 jurisdictions. Therefore, you
                                                 might have to file both U.S. and
                                                 Puerto Rico tax returns, showing
                                                 different amounts of income from
                                                 the contract for each tax return.
                                                 Puerto Rico generally provides a
                                                 credit against Puerto Rico tax for
                                                 U.S. tax paid. Depending on your
                                                 personal situation and the timing
                                                 of the different tax liabilities,
                                                 you may not be able to take full
                                                 advantage of this credit.
------------------------------------------------------------------------------------
WASHINGTON   See "Fixed maturity options" in     The fixed maturity options are not
             "What are your invest- ment         available for contracts issued
             options under the contract?" under  after August 13, 2001.
             "Contract fea-tures and benefits"
------------------------------------------------------------------------------------




      APPENDIX III: STATE CONTRACT
III-2 AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of Annuity Payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       3

Financial Statements                                          3

HOW TO OBTAIN AN EQUI-VEST(R) (SERIES 100-500) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) (Series 100-500) Statement of Additional
Information dated May 1, 2012.
(Combination variable and fixed deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         235409

EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2012


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) (Series 100-500) dated May 1, 2012. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS
        Who is AXA Equitable?                                        2
        Calculation of annuity payments                              2
        Custodian and independent registered public accounting firm  2
        Distribution of the contracts                                2
        Calculating unit values                                      3
        Financial statements                                         3

   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104

  Copyright 2012 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         235409

                                                              EV Series 100-500

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2012, the annuity payment due in December 2012 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2011, 2010 and 2009. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $529,410,549 in 2011, $576,147,169 in 2010 and $557,277,070 in 2009. Of these amounts, for each of these three years, AXA Advisors retained $268,084,019, $364,376,758 and $306,063,542, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC distribution fees of $562,732,447 in 2011, $399,625,078 in 2010 and $429,091,474 in 2009, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $15,092,209, $10,963,063 and $40,223,293, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options and 1.34% for all other variable investment options.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011............  FSA-3
   Statements of Operations for the Year Ended December 31, 2011...... FSA-49
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and 2010....................................... FSA-66
   Notes to Financial Statements...................................... FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009................................... F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009...................................................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................ F-7
   Notes to Consolidated Financial Statements........................... F-9

                                  FSA-1  e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                AMERICAN CENTURY
                                                     ALL ASSET  VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
Receivable for The Trusts shares sold..............          --            --               --        1,215              --
Receivable for policy-related transactions.........      21,299         5,784          187,326           --          92,041
                                                    -----------    ----------     ------------  -----------    ------------
   Total assets....................................  25,320,186     1,674,663      357,208,504   34,135,448     116,117,363
                                                    -----------    ----------     ------------  -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............      21,299         5,784          187,326           --          92,041
Payable for policy-related transactions............          --            --               --        1,215              --
                                                    -----------    ----------     ------------  -----------    ------------
   Total liabilities...............................      21,299         5,784          187,326        1,215          92,041
                                                    -----------    ----------     ------------  -----------    ------------
NET ASSETS......................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

NET ASSETS:
Accumulation Units................................. $25,298,319    $1,668,433     $357,014,319  $34,129,002    $116,023,025
Contracts in payout (annuitization) period.........          --            --               --           --              --
Retained by AXA Equitable in Separate Account A....         568           446            6,859        5,231           2,297
                                                    -----------    ----------     ------------  -----------    ------------
TOTAL NET ASSETS................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

Investments in shares of The Trusts, at cost....... $26,872,077    $1,679,899     $373,414,728  $34,925,609    $120,133,133
The Trusts shares held
   Class A.........................................          --            --               --       46,671              --
   Class B.........................................   1,475,377            --       40,110,453    2,881,210      12,353,230
   Class II........................................          --       123,621               --           --              --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $5,952,575
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       115,018
                                                       ----------
   Total assets....................................     6,067,593
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       115,018
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       115,018
                                                       ----------
NET ASSETS.........................................    $5,952,575
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $5,950,970
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....         1,605
                                                       ----------
TOTAL NET ASSETS...................................    $5,952,575
                                                       ==========

Investments in shares of The Trusts, at cost.......    $6,063,704
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       517,664
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH  AXA MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*  STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $2,769,194      $160,113,107    $1,176,538 $1,531,985,819
Receivable for The Trusts shares sold..............            98                --            37             --
Receivable for policy-related transactions.........            --           122,735            --      1,068,083
                                                       ----------      ------------    ---------- --------------
   Total assets....................................     2,769,292       160,235,842     1,176,575  1,533,053,902
                                                       ----------      ------------    ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --           122,735            --        936,967
Payable for policy-related transactions............            98                --             1             --
                                                       ----------      ------------    ---------- --------------
   Total liabilities...............................            98           122,735             1        936,967
                                                       ----------      ------------    ---------- --------------
NET ASSETS.........................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

NET ASSETS:
Accumulation Units.................................    $2,768,377      $160,091,394    $1,176,574 $1,524,967,075
Contracts in payout (annuitization) period.........            --                --            --      6,855,555
Retained by AXA Equitable in Separate Account A....           817            21,713            --        294,305
                                                       ----------      ------------    ---------- --------------
TOTAL NET ASSETS...................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

Investments in shares of The Trusts, at cost.......    $2,797,525      $164,970,391    $1,163,873 $1,748,281,552
The Trusts shares held
   Class A.........................................            --                --        96,907    100,786,226
   Class B.........................................       251,914        17,447,176            --     20,900,197

                                                    AXA MODERATE-PLUS AXA TACTICAL
                                                       ALLOCATION*    MANAGER 2000*
                                                    ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $807,741,526     $1,291,457
Receivable for The Trusts shares sold..............             --             --
Receivable for policy-related transactions.........        152,874         15,877
                                                      ------------     ----------
   Total assets....................................    807,894,400      1,307,334
                                                      ------------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............        152,874         15,877
Payable for policy-related transactions............             --             --
                                                      ------------     ----------
   Total liabilities...............................        152,874         15,877
                                                      ------------     ----------
NET ASSETS.........................................   $807,741,526     $1,291,457
                                                      ============     ==========

NET ASSETS:
Accumulation Units.................................   $807,707,898     $1,291,239
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         33,628            218
                                                      ------------     ----------
TOTAL NET ASSETS...................................   $807,741,526     $1,291,457
                                                      ============     ==========

Investments in shares of The Trusts, at cost.......   $856,046,501     $1,388,399
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     85,635,886         97,215

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               AXA TACTICAL                       EQ/AXA FRANKLIN
                                                    AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                    MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*        CORE*
                                                    ------------ ------------ -------------- -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,592,201   $3,721,122    $3,102,163       $290,309,414       $13,851,222
Receivable for The Trusts shares sold..............          --           --            --            117,387                --
Receivable for policy-related transactions.........      18,022       25,026        34,483                 --             1,226
                                                     ----------   ----------    ----------       ------------       -----------
   Total assets....................................   2,610,223    3,746,148     3,136,646        290,426,801        13,852,448
                                                     ----------   ----------    ----------       ------------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............      18,022       25,026        34,483                 --             1,226
Payable for policy-related transactions............          --           --            --            116,874                --
                                                     ----------   ----------    ----------       ------------       -----------
   Total liabilities...............................      18,022       25,026        34,483            116,874             1,226
                                                     ----------   ----------    ----------       ------------       -----------
NET ASSETS.........................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

NET ASSETS:
Accumulation Units.................................  $2,591,907   $3,720,749    $3,101,715       $288,454,449       $13,850,526
Contracts in payout (annuitization) period.........          --           --            --          1,855,478                --
Retained by AXA Equitable in Separate Account A....         294          373           448                 --               696
                                                     ----------   ----------    ----------       ------------       -----------
TOTAL NET ASSETS...................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

Investments in shares of The Trusts, at cost.......  $2,915,803   $3,917,278    $3,607,516       $263,583,697       $13,922,245
The Trusts shares held
   Class A.........................................          --           --            --         16,008,350                --
   Class B.........................................     188,951      287,941       297,621          2,607,722         1,500,151

                                                       EQ/BLACKROCK
                                                    BASIC VALUE EQUITY*
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $402,741,443
Receivable for The Trusts shares sold..............              --
Receivable for policy-related transactions.........          43,011
                                                       ------------
   Total assets....................................     402,784,454
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased............          43,011
Payable for policy-related transactions............              --
                                                       ------------
   Total liabilities...............................          43,011
                                                       ------------
NET ASSETS.........................................    $402,741,443
                                                       ============

NET ASSETS:
Accumulation Units.................................    $402,728,380
Contracts in payout (annuitization) period.........              --
Retained by AXA Equitable in Separate Account A....          13,063
                                                       ------------
TOTAL NET ASSETS...................................    $402,741,443
                                                       ============

Investments in shares of The Trusts, at cost.......    $398,100,109
The Trusts shares held
   Class A.........................................              --
   Class B.........................................      30,781,535

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                    ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND
                                                        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*         INDEX*
                                                    --------------- ------------ ------------ --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $55,552,253   $23,708,047  $155,682,107 $1,929,617,284  $122,836,713
Receivable for The Trusts shares sold..............            --            --            --        695,371        44,430
Receivable for policy-related transactions.........        33,739        11,325       115,029             --            --
                                                      -----------   -----------  ------------ --------------  ------------
   Total assets....................................    55,585,992    23,719,372   155,797,136  1,930,312,655   122,881,143
                                                      -----------   -----------  ------------ --------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............        33,739        11,325       115,029             --            --
Payable for policy-related transactions............            --            --            --        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
   Total liabilities...............................        33,739        11,325       115,029        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
NET ASSETS.........................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

NET ASSETS:
Accumulation Units.................................   $55,549,639   $23,548,775  $155,655,639 $1,917,235,056  $122,833,106
Contracts in payout (annuitization) period.........            --            --            --     12,528,498            --
Retained by AXA Equitable in Separate Account A....         2,614       159,272        26,468             --         3,607
                                                      -----------   -----------  ------------ --------------  ------------
TOTAL NET ASSETS...................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

Investments in shares of The Trusts, at cost.......   $49,973,648   $23,113,653  $154,906,276 $2,153,843,226  $120,867,031
The Trusts shares held
   Class A.........................................            --            --            --    115,423,256            --
   Class B.........................................    10,797,155     3,300,029    12,409,202      5,697,773    12,285,335

                                                    EQ/DAVIS NEW YORK
                                                        VENTURE*
                                                    -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $25,523,724
Receivable for The Trusts shares sold..............             --
Receivable for policy-related transactions.........          7,078
                                                       -----------
   Total assets....................................     25,530,802
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased............          7,078
Payable for policy-related transactions............             --
                                                       -----------
   Total liabilities...............................          7,078
                                                       -----------
NET ASSETS.........................................    $25,523,724
                                                       ===========

NET ASSETS:
Accumulation Units.................................    $25,523,126
Contracts in payout (annuitization) period.........             --
Retained by AXA Equitable in Separate Account A....            598
                                                       -----------
TOTAL NET ASSETS...................................    $25,523,724
                                                       ===========

Investments in shares of The Trusts, at cost.......    $24,479,845
The Trusts shares held
   Class A.........................................             --
   Class B.........................................      2,758,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                           EQ/FRANKLIN
                                                                         EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                    EQ/EQUITY 500 INDEX*      PLUS*          BALANCED*     ALLOCATION*
                                                    -------------------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $763,471,535       $311,115,187     $70,829,135    $46,430,787
Receivable for The Trusts shares sold..............          226,980            139,524              --             --
Receivable for policy-related transactions.........               --                 --          47,708         35,207
                                                        ------------       ------------     -----------    -----------
   Total assets....................................      763,698,515        311,254,711      70,876,843     46,465,994
                                                        ------------       ------------     -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............               --                 --          47,708         35,207
Payable for policy-related transactions............          226,980            139,524              --             --
                                                        ------------       ------------     -----------    -----------
   Total liabilities...............................          226,980            139,524          47,708         35,207
                                                        ------------       ------------     -----------    -----------
NET ASSETS.........................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

NET ASSETS:
Accumulation Units.................................     $760,139,027       $311,114,257     $70,811,521    $46,423,961
Contracts in payout (annuitization) period.........        3,243,430                 --              --             --
Retained by AXA Equitable in Separate Account A....           89,078                930          17,614          6,826
                                                        ------------       ------------     -----------    -----------
TOTAL NET ASSETS...................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

Investments in shares of The Trusts, at cost.......     $743,190,906       $298,162,721     $66,070,925    $44,882,802
The Trusts shares held
   Class A.........................................       30,526,143                 --              --             --
   Class B.........................................        4,326,618         22,259,431       8,563,920      6,361,442

                                                    EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                    AND ACQUISITIONS* COMPANY VALUE*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,833,238     $367,991,904
Receivable for The Trusts shares sold..............             --               --
Receivable for policy-related transactions.........         17,578          100,271
                                                       -----------     ------------
   Total assets....................................     19,850,816      368,092,175
                                                       -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............         17,578          100,271
Payable for policy-related transactions............             --               --
                                                       -----------     ------------
   Total liabilities...............................         17,578          100,271
                                                       -----------     ------------
NET ASSETS.........................................    $19,833,238     $367,991,904
                                                       ===========     ============

NET ASSETS:
Accumulation Units.................................    $19,825,823     $367,987,594
Contracts in payout (annuitization) period.........             --               --
Retained by AXA Equitable in Separate Account A....          7,415            4,310
                                                       -----------     ------------
TOTAL NET ASSETS...................................    $19,833,238     $367,991,904
                                                       ===========     ============

Investments in shares of The Trusts, at cost.......    $19,752,471     $320,833,651
The Trusts shares held
   Class A.........................................             --               --
   Class B.........................................      1,632,482        9,873,595

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                    EQ/INTERMEDIATE
                                                    EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND EQ/INTERNATIONAL
                                                        PLUS*       SECTOR EQUITY*      INDEX*         CORE PLUS*
                                                    -------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $83,626,451     $354,931,657     $95,728,711     $119,909,810
Receivable for The Trusts shares sold..............           --               --         190,889          163,754
Receivable for policy-related transactions.........       56,154          314,088              --               --
                                                     -----------     ------------     -----------     ------------
   Total assets....................................   83,682,605      355,245,745      95,919,600      120,073,564
                                                     -----------     ------------     -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............       56,154          314,088              --               --
Payable for policy-related transactions............           --               --         190,709          163,754
                                                     -----------     ------------     -----------     ------------
   Total liabilities...............................       56,154          314,088         190,709          163,754
                                                     -----------     ------------     -----------     ------------
NET ASSETS.........................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

NET ASSETS:
Accumulation Units.................................  $83,622,083     $354,891,433     $95,267,706     $119,908,970
Contracts in payout (annuitization) period.........           --               --         459,053               --
Retained by AXA Equitable in Separate Account A....        4,368           40,224           2,132              840
                                                     -----------     ------------     -----------     ------------
TOTAL NET ASSETS...................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

Investments in shares of The Trusts, at cost.......  $83,074,571     $346,518,358     $92,571,821     $131,390,040
The Trusts shares held
   Class A.........................................           --               --       6,897,970               --
   Class B.........................................    8,353,920       33,131,438       2,355,331       15,518,944

                                                    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $394,517,057     $198,049,095
Receivable for The Trusts shares sold..............        412,960               --
Receivable for policy-related transactions.........             --          346,154
                                                      ------------     ------------
   Total assets....................................    394,930,017      198,395,249
                                                      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --          346,154
Payable for policy-related transactions............        412,960               --
                                                      ------------     ------------
   Total liabilities...............................        412,960          346,154
                                                      ------------     ------------
NET ASSETS.........................................   $394,517,057     $198,049,095
                                                      ============     ============

NET ASSETS:
Accumulation Units.................................   $393,042,322     $198,046,731
Contracts in payout (annuitization) period.........      1,451,656               --
Retained by AXA Equitable in Separate Account A....         23,079            2,364
                                                      ------------     ------------
TOTAL NET ASSETS...................................   $394,517,057     $198,049,095
                                                      ============     ============

Investments in shares of The Trusts, at cost.......   $527,338,505     $234,176,415
The Trusts shares held
   Class A.........................................     47,972,045               --
   Class B.........................................      6,187,666       20,676,146

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                     OPPORTUNITIES*         PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                    ----------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $43,267,054       $13,804,561    $118,558,488  $225,298,682
Receivable for The Trusts shares sold..............         44,591                --          14,827        26,482
Receivable for policy-related transactions.........             --             5,359              --            --
                                                       -----------       -----------    ------------  ------------
   Total assets....................................     43,311,645        13,809,920     118,573,315   225,325,164
                                                       -----------       -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             5,359              --            --
Payable for policy-related transactions............         44,591                --          14,827        26,482
                                                       -----------       -----------    ------------  ------------
   Total liabilities...............................         44,591             5,359          14,827        26,482
                                                       -----------       -----------    ------------  ------------
NET ASSETS.........................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

NET ASSETS:
Accumulation Units.................................    $43,245,202       $13,764,190    $118,552,669  $225,270,708
Contracts in payout (annuitization) period.........             --                --              --            --
Retained by AXA Equitable in Separate Account A....         21,852            40,371           5,819        27,974
                                                       -----------       -----------    ------------  ------------
TOTAL NET ASSETS...................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

Investments in shares of The Trusts, at cost.......    $42,909,931       $14,046,290    $103,239,848  $207,669,803
The Trusts shares held
   Class A.........................................             --                --              --            --
   Class B.........................................      4,715,970         2,091,769      13,665,785    14,115,096

                                                    EQ/LARGE CAP VALUE EQ/LARGE CAP VALUE
                                                          INDEX*             PLUS*
                                                    ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $35,598,590        $692,404,466
Receivable for The Trusts shares sold..............             --             336,633
Receivable for policy-related transactions.........         64,203                  --
                                                       -----------        ------------
   Total assets....................................     35,662,793         692,741,099
                                                       -----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............         64,203                  --
Payable for policy-related transactions............             --             336,633
                                                       -----------        ------------
   Total liabilities...............................         64,203             336,633
                                                       -----------        ------------
NET ASSETS.........................................    $35,598,590        $692,404,466
                                                       ===========        ============

NET ASSETS:
Accumulation Units.................................    $35,596,092        $688,921,587
Contracts in payout (annuitization) period.........             --           3,354,554
Retained by AXA Equitable in Separate Account A....          2,498             128,325
                                                       -----------        ------------
TOTAL NET ASSETS...................................    $35,598,590        $692,404,466
                                                       ===========        ============

Investments in shares of The Trusts, at cost.......    $33,317,043        $837,254,113
The Trusts shares held
   Class A.........................................             --          63,929,035
   Class B.........................................      6,906,484           8,581,780

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       EQ/MFS
                                                    EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                                    LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                    --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $39,758,342    $63,075,363    $302,529,330      $400,010,383
Receivable for The Trusts shares sold..............        87,854             --              --            16,958
Receivable for policy-related transactions.........            --         73,120         124,645                --
                                                      -----------    -----------    ------------      ------------
   Total assets....................................    39,846,196     63,148,483     302,653,975       400,027,341
                                                      -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --         73,120         124,645                --
Payable for policy-related transactions............        87,854             --              --            16,958
                                                      -----------    -----------    ------------      ------------
   Total liabilities...............................        87,854         73,120         124,645            16,958
                                                      -----------    -----------    ------------      ------------
NET ASSETS.........................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

NET ASSETS:
Accumulation Units.................................   $39,757,097    $63,068,485    $302,527,503      $399,994,172
Contracts in payout (annuitization) period.........            --             --              --                --
Retained by AXA Equitable in Separate Account A....         1,245          6,878           1,827            16,211
                                                      -----------    -----------    ------------      ------------
TOTAL NET ASSETS...................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

Investments in shares of The Trusts, at cost.......   $40,613,561    $67,252,203    $277,731,445      $376,673,238
The Trusts shares held
   Class A.........................................            --             --              --                --
   Class B.........................................     3,619,702     11,286,599      37,573,912        44,798,171

                                                                       EQ/MONTAG &
                                                    EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $105,668,679     $37,351,640
Receivable for The Trusts shares sold..............         72,270              --
Receivable for policy-related transactions.........             --          14,746
                                                      ------------     -----------
   Total assets....................................    105,740,949      37,366,386
                                                      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          14,736
Payable for policy-related transactions............         72,272              --
                                                      ------------     -----------
   Total liabilities...............................         72,272          14,736
                                                      ------------     -----------
NET ASSETS.........................................   $105,668,677     $37,351,650
                                                      ============     ===========

NET ASSETS:
Accumulation Units.................................   $104,855,542     $37,351,650
Contracts in payout (annuitization) period.........        657,753              --
Retained by AXA Equitable in Separate Account A....        155,382              --
                                                      ------------     -----------
TOTAL NET ASSETS...................................   $105,668,677     $37,351,650
                                                      ============     ===========

Investments in shares of The Trusts, at cost.......   $105,696,502     $33,613,014
The Trusts shares held
   Class A.........................................     67,597,686              --
   Class B.........................................     38,037,057       5,961,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/MORGAN STANLEY EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*    CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                    ----------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $187,786,715      $25,982,775    $49,427,605    $123,998,060
Receivable for The Trusts shares sold..............        252,616           17,223             --         101,951
Receivable for policy-related transactions.........             --               --         59,716              --
                                                      ------------      -----------    -----------    ------------
   Total assets....................................    188,039,331       25,999,998     49,487,321     124,100,011
                                                      ------------      -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --               --         59,716              --
Payable for policy-related transactions............        252,616           17,223             --         101,951
                                                      ------------      -----------    -----------    ------------
   Total liabilities...............................        252,616           17,223         59,716         101,951
                                                      ------------      -----------    -----------    ------------
NET ASSETS.........................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

NET ASSETS:
Accumulation Units.................................   $187,783,285      $25,979,343    $49,426,948    $123,990,332
Contracts in payout (annuitization) period.........             --               --             --              --
Retained by AXA Equitable in Separate Account A....          3,430            3,432            657           7,728
                                                      ------------      -----------    -----------    ------------
TOTAL NET ASSETS...................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

Investments in shares of The Trusts, at cost.......   $206,269,513      $23,984,180    $52,187,212    $124,953,307
The Trusts shares held
   Class A.........................................             --               --             --          16,494
   Class B.........................................     12,910,378        3,120,156      5,165,547      12,527,037

                                                    EQ/QUALITY BOND EQ/SMALL COMPANY
                                                         PLUS*           INDEX*
                                                    --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $137,747,035     $176,092,893
Receivable for The Trusts shares sold..............       274,827               --
Receivable for policy-related transactions.........            --          317,220
                                                     ------------     ------------
   Total assets....................................   138,021,862      176,410,113
                                                     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --          317,220
Payable for policy-related transactions............       418,680               --
                                                     ------------     ------------
   Total liabilities...............................       418,680          317,220
                                                     ------------     ------------
NET ASSETS.........................................  $137,603,182     $176,092,893
                                                     ============     ============

NET ASSETS:
Accumulation Units.................................  $136,929,067     $175,975,391
Contracts in payout (annuitization) period.........       627,504               --
Retained by AXA Equitable in Separate Account A....        46,611          117,502
                                                     ------------     ------------
TOTAL NET ASSETS...................................  $137,603,182     $176,092,893
                                                     ============     ============

Investments in shares of The Trusts, at cost.......  $151,868,212     $165,503,409
The Trusts shares held
   Class A.........................................    12,613,243               --
   Class B.........................................     3,718,833       19,405,510

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                    ---------------- -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
Receivable for The Trusts shares sold..............             --             --          28,397             --            --
Receivable for policy-related transactions.........        283,949         36,344              --         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
   Total assets....................................    150,181,301     29,400,669      18,923,439     22,891,501    96,454,993
                                                      ------------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        283,949         36,344              --         16,895       111,630
Payable for policy-related transactions............             --             --          28,397             --            --
                                                      ------------    -----------     -----------    -----------   -----------
   Total liabilities...............................        283,949         36,344          28,397         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
NET ASSETS.........................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation Units.................................   $149,893,531    $29,357,806     $18,894,220    $22,874,007   $96,316,399
Contracts in payout (annuitization) period.........             --             --              --             --            --
Retained by AXA Equitable in Separate Account A....          3,821          6,519             822            599        26,964
                                                      ------------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS...................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

Investments in shares of The Trusts, at cost.......   $133,515,187    $29,714,421     $17,104,331    $20,531,887   $98,619,194
The Trusts shares held
   Class B.........................................      7,431,390      3,783,054       3,293,855      2,478,843    10,162,439
   Service Class 2.................................             --             --              --             --            --

                                                    FIDELITY(R) VIP
                                                     CONTRAFUND(R)
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $71,089,190
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       163,547
                                                      -----------
   Total assets....................................    71,252,737
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............       163,547
Payable for policy-related transactions............            --
                                                      -----------
   Total liabilities...............................       163,547
                                                      -----------
NET ASSETS.........................................   $71,089,190
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $71,088,659
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....           531
                                                      -----------
TOTAL NET ASSETS...................................   $71,089,190
                                                      ===========

Investments in shares of The Trusts, at cost.......   $73,716,439
The Trusts shares held
   Class B.........................................            --
   Service Class 2.................................     3,139,982

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP                                         INVESCO V.I.
                                                     EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT  DIVIDEND GROWTH
                                                       PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND      FUND
                                                    --------------- ------------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $659,888         $3,930,429          $3,872,806        $139,013
Receivable for The Trusts shares sold..............          --                 --                  --              --
Receivable for policy-related transactions.........       2,395              7,997              28,089             408
                                                       --------         ----------          ----------        --------
   Total assets....................................     662,283          3,938,426           3,900,895         139,421
                                                       --------         ----------          ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased............       2,395              7,997              27,956             402
Payable for policy-related transactions............          --                 --                  --              --
                                                       --------         ----------          ----------        --------
   Total liabilities...............................       2,395              7,997              27,956             402
                                                       --------         ----------          ----------        --------
NET ASSETS.........................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

NET ASSETS:
Accumulation Units.................................    $659,289         $3,929,947          $3,872,939        $139,019
Contracts in payout (annuitization) period.........          --                 --                  --              --
Retained by AXA Equitable in Separate Account A....         599                482                  --              --
                                                       --------         ----------          ----------        --------
TOTAL NET ASSETS...................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

Investments in shares of The Trusts, at cost.......    $664,823         $4,278,153          $3,922,922        $135,790
The Trusts shares held
   Series II.......................................          --                 --                  --           9,930
   Service Class 2.................................      35,844            137,524                  --              --
   Service Shares..................................          --                 --             295,409              --

                                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                     REAL ESTATE FUND      YIELD FUND
                                                    ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $12,045,915        $2,717,318
Receivable for The Trusts shares sold..............              --                --
Receivable for policy-related transactions.........          34,966             8,636
                                                        -----------        ----------
   Total assets....................................      12,080,881         2,725,954
                                                        -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............          34,966             8,636
Payable for policy-related transactions............              --                --
                                                        -----------        ----------
   Total liabilities...............................          34,966             8,636
                                                        -----------        ----------
NET ASSETS.........................................     $12,045,915        $2,717,318
                                                        ===========        ==========

NET ASSETS:
Accumulation Units.................................     $12,045,431        $2,717,066
Contracts in payout (annuitization) period.........              --                --
Retained by AXA Equitable in Separate Account A....             484               252
                                                        -----------        ----------
TOTAL NET ASSETS...................................     $12,045,915        $2,717,318
                                                        ===========        ==========

Investments in shares of The Trusts, at cost.......     $13,154,820        $2,693,822
The Trusts shares held
   Series II.......................................       1,014,820           540,222
   Service Class 2.................................              --                --
   Service Shares..................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.
                                                    INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                                                     GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                                                    ------------- -------------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $8,406,647        $7,017,104          $3,749,665      $16,122,343
Receivable for The Trusts shares sold..............          --                --                  --               --
Receivable for policy-related transactions.........      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
   Total assets....................................   8,422,463         7,226,249           3,756,418       16,177,483
                                                     ----------        ----------          ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,816           209,145               6,753           55,140
Payable for policy-related transactions............          --                --                  --               --
                                                     ----------        ----------          ----------      -----------
   Total liabilities...............................      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
NET ASSETS.........................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

NET ASSETS:
Accumulation Units.................................  $8,406,144        $7,016,562          $3,749,465      $16,122,253
Contracts in payout (annuitization) period.........          --                --                  --               --
Retained by AXA Equitable in Separate Account A....         503               542                 200               90
                                                     ----------        ----------          ----------      -----------
TOTAL NET ASSETS...................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

Investments in shares of The Trusts, at cost.......  $8,805,566        $7,520,262          $3,882,774      $17,720,933
The Trusts shares held
   Common Shares...................................          --                --                  --        2,772,973
   Series II.......................................     322,341           611,779             232,754               --

                                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                          INCOME          CAP GROWTH
                                                    ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $33,348,380        $5,792,326
Receivable for The Trusts shares sold..............             --                --
Receivable for policy-related transactions.........        241,697            46,441
                                                       -----------        ----------
   Total assets....................................     33,590,077         5,838,767
                                                       -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        241,697            46,441
Payable for policy-related transactions............             --                --
                                                       -----------        ----------
   Total liabilities...............................        241,697            46,441
                                                       -----------        ----------
NET ASSETS.........................................    $33,348,380        $5,792,326
                                                       ===========        ==========

NET ASSETS:
Accumulation Units.................................    $33,347,033        $5,792,141
Contracts in payout (annuitization) period.........             --                --
Retained by AXA Equitable in Separate Account A....          1,347               185
                                                       -----------        ----------
TOTAL NET ASSETS...................................    $33,348,380        $5,792,326
                                                       ===========        ==========

Investments in shares of The Trusts, at cost.......    $33,729,918        $5,725,015
The Trusts shares held
   Common Shares...................................      9,754,411           692,216
   Series II.......................................             --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                                                    IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                                                        CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                                                    ------------------- ----------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,757,057         $45,950,969      $29,846,371      $2,551,681
Receivable for The Trusts shares sold..............             --                  --               --              --
Receivable for policy-related transactions.........          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
   Total assets....................................      2,762,706          46,029,057       29,904,037       2,587,447
                                                        ----------         -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............          5,649              78,088           57,666          35,766
Payable for policy-related transactions............             --                  --               --              --
                                                        ----------         -----------      -----------      ----------
   Total liabilities...............................          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
NET ASSETS.........................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

NET ASSETS:
Accumulation Units.................................     $2,756,865         $45,930,120      $29,845,790      $2,551,443
Contracts in payout (annuitization) period.........             --                  --               --              --
Retained by AXA Equitable in Separate Account A....            192              20,849              581             238
                                                        ----------         -----------      -----------      ----------
TOTAL NET ASSETS...................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......     $2,817,621         $53,246,652      $30,787,843      $2,566,634
The Trusts shares held
   Common Shares...................................        295,138                  --               --              --
   Service Class...................................             --                  --        1,991,085         236,925
   Service Shares..................................             --           2,455,958               --              --

                                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                      TRUST SERIES       PORTFOLIO
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,387,995       $9,624,505
Receivable for The Trusts shares sold..............            --               --
Receivable for policy-related transactions.........         7,523           99,504
                                                       ----------       ----------
   Total assets....................................     3,395,518        9,724,009
                                                       ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         7,492           99,504
Payable for policy-related transactions............            --               --
                                                       ----------       ----------
   Total liabilities...............................         7,492           99,504
                                                       ----------       ----------
NET ASSETS.........................................    $3,388,026       $9,624,505
                                                       ==========       ==========

NET ASSETS:
Accumulation Units.................................    $3,388,026       $9,624,320
Contracts in payout (annuitization) period.........            --               --
Retained by AXA Equitable in Separate Account A....            --              185
                                                       ----------       ----------
TOTAL NET ASSETS...................................    $3,388,026       $9,624,505
                                                       ==========       ==========

Investments in shares of The Trusts, at cost.......    $3,458,564       $9,769,761
The Trusts shares held
   Common Shares...................................            --               --
   Service Class...................................       175,453        1,430,090
   Service Shares..................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                    MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                         SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                    ---------------- ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $20,340,436       $519,375,312    $120,054,754  $52,490,389   $12,616,881
Receivable for The Trusts shares sold..............            --            335,495           4,773       55,401        14,047
Receivable for policy-related transactions.........       311,068                 --              --           --            --
                                                      -----------       ------------    ------------  -----------   -----------
   Total assets....................................    20,651,504        519,710,807     120,059,527   52,545,790    12,630,928
                                                      -----------       ------------    ------------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............       311,025                 --              --           --            --
Payable for policy-related transactions............            --            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
   Total liabilities...............................       311,025            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
NET ASSETS.........................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

NET ASSETS:
Accumulation Units.................................   $20,340,479       $518,469,904    $120,045,383  $52,485,795   $12,610,457
Contracts in payout (annuitization) period.........            --            905,891              --           --            --
Retained by AXA Equitable in Separate Account A....            --             55,673           9,371        4,594         6,424
                                                      -----------       ------------    ------------  -----------   -----------
TOTAL NET ASSETS...................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

Investments in shares of The Trusts, at cost.......   $20,263,117       $601,413,012    $121,238,172  $59,957,456   $12,572,247
The Trusts shares held
   Class A.........................................            --         19,468,829              --           --            --
   Class B.........................................            --            832,032      11,480,251    5,926,175     1,343,600
   Service Class...................................       790,534                 --              --           --            --

                                                      MULTIMANAGER
                                                    LARGE CAP VALUE*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $47,456,648
Receivable for The Trusts shares sold..............        21,700
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    47,478,348
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        21,700
                                                      -----------
   Total liabilities...............................        21,700
                                                      -----------
NET ASSETS.........................................   $47,456,648
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $47,446,561
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....        10,087
                                                      -----------
TOTAL NET ASSETS...................................   $47,456,648
                                                      ===========

Investments in shares of The Trusts, at cost.......   $45,017,452
The Trusts shares held
   Class A.........................................            --
   Class B.........................................     5,193,021
   Service Class...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                      MULTIMANAGER
                                                    MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR   MULTIMANAGER
                                                      CAP GROWTH*       CAP VALUE*       BOND*     SMALL CAP GROWTH*
                                                    ---------------- ---------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $61,827,874      $57,129,925    $118,971,275    $39,329,341
Receivable for The Trusts shares sold..............        66,664            7,163          19,398             --
Receivable for policy-related transactions.........            --               --              --         25,631
                                                      -----------      -----------    ------------    -----------
   Total assets....................................    61,894,538       57,137,088     118,990,673     39,354,972
                                                      -----------      -----------    ------------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --              --         25,631
Payable for policy-related transactions............        66,664            7,163          19,398             --
                                                      -----------      -----------    ------------    -----------
   Total liabilities...............................        66,664            7,163          19,398         25,631
                                                      -----------      -----------    ------------    -----------
NET ASSETS.........................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

NET ASSETS:
Accumulation Units.................................   $61,816,059      $57,115,310    $118,470,868    $39,105,843
Contracts in payout (annuitization) period.........            --               --         452,260             --
Retained by AXA Equitable in Separate Account A....        11,815           14,615          48,147        223,498
                                                      -----------      -----------    ------------    -----------
TOTAL NET ASSETS...................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

Investments in shares of The Trusts, at cost.......   $55,672,452      $53,047,770    $136,593,982    $35,726,492
The Trusts shares held
   Class A.........................................            --               --      22,780,535             --
   Class B.........................................     7,467,275        6,679,263       7,572,601      5,283,893

                                                      MULTIMANAGER   MULTIMANAGER
                                                    SMALL CAP VALUE* TECHNOLOGY*
                                                    ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $107,589,108   $108,129,073
Receivable for The Trusts shares sold..............         16,320         26,045
Receivable for policy-related transactions.........             --             --
                                                      ------------   ------------
   Total assets....................................    107,605,428    108,155,118
                                                      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --
Payable for policy-related transactions............         16,320         26,045
                                                      ------------   ------------
   Total liabilities...............................         16,320         26,045
                                                      ------------   ------------
NET ASSETS.........................................   $107,589,108   $108,129,073
                                                      ============   ============

NET ASSETS:
Accumulation Units.................................   $107,551,431   $108,101,846
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         37,677         27,227
                                                      ------------   ------------
TOTAL NET ASSETS...................................   $107,589,108   $108,129,073
                                                      ============   ============

Investments in shares of The Trusts, at cost.......   $101,539,116   $ 99,653,024
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     10,962,961      8,868,974

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      PIMCO VARIABLE INSURANCE
                                                                               TRUST
                                                    OPPENHEIMER MAIN   COMMODITYREALRETURN(R)  TARGET 2015 TARGET 2025
                                                    STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                                                    ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $187,617             $1,926,354        $21,218,373 $28,990,745
Receivable for The Trusts shares sold..............           --                     --             56,103          --
Receivable for policy-related transactions.........          587                  4,397                 --      33,338
                                                        --------             ----------        ----------- -----------
   Total assets....................................      188,204              1,930,751         21,274,476  29,024,083
                                                        --------             ----------        ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          587                  4,397                 --      33,338
Payable for policy-related transactions............           --                     --             56,103          --
                                                        --------             ----------        ----------- -----------
   Total liabilities...............................          587                  4,397             56,103      33,338
                                                        --------             ----------        ----------- -----------
NET ASSETS.........................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

NET ASSETS:
Accumulation Units.................................     $187,374             $1,926,183        $21,215,227 $28,987,915
Contracts in payout (annuitization) period.........           --                     --                 --          --
Retained by AXA Equitable in Separate Account A....          243                    171              3,146       2,830
                                                        --------             ----------        ----------- -----------
TOTAL NET ASSETS...................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

Investments in shares of The Trusts, at cost.......     $183,194             $2,268,288        $21,526,242 $28,246,602
The Trusts shares held
   Advisor Class...................................           --                264,973                 --          --
   Class B.........................................           --                     --          2,494,078   3,453,105
   Service Class...................................        9,139                     --                 --          --


                                                    TARGET 2035 TARGET 2045
                                                    ALLOCATION* ALLOCATION*
                                                    ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $23,889,538 $16,081,826
Receivable for The Trusts shares sold..............      25,471          --
Receivable for policy-related transactions.........          --      11,637
                                                    ----------- -----------
   Total assets....................................  23,915,009  16,093,463
                                                    ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --      11,637
Payable for policy-related transactions............      25,471          --
                                                    ----------- -----------
   Total liabilities...............................      25,471      11,637
                                                    ----------- -----------
NET ASSETS......................................... $23,889,538 $16,081,826
                                                    =========== ===========

NET ASSETS:
Accumulation Units................................. $23,880,365 $16,080,976
Contracts in payout (annuitization) period.........          --          --
Retained by AXA Equitable in Separate Account A....       9,173         850
                                                    ----------- -----------
TOTAL NET ASSETS................................... $23,889,538 $16,081,826
                                                    =========== ===========

Investments in shares of The Trusts, at cost....... $23,021,500 $15,686,949
The Trusts shares held
   Advisor Class...................................          --          --
   Class B.........................................   2,884,343   2,044,325
   Service Class...................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    TEMPLETON GLOBAL
                                                    BOND SECURITIES  VAN ECK VIP GLOBAL
                                                          FUND        HARD ASSETS FUND
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $6,602,887        $6,314,137
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........        13,309            85,187
                                                       ----------        ----------
   Total assets....................................     6,616,196         6,399,324
                                                       ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        13,309            85,187
Payable for policy-related transactions............            --                --
                                                       ----------        ----------
   Total liabilities...............................        13,309            85,187
                                                       ----------        ----------
NET ASSETS.........................................    $6,602,887        $6,314,137
                                                       ==========        ==========

NET ASSETS:
Accumulation Units.................................    $6,602,791        $6,313,892
Contracts in payout (annuitization) period.........            --                --
Retained by AXA Equitable in Separate Account A....            96               245
                                                       ----------        ----------
TOTAL NET ASSETS...................................    $6,602,887        $6,314,137
                                                       ==========        ==========

Investments in shares of The Trusts, at cost.......    $6,991,584        $6,778,142
The Trusts shares held
   Class S Shares..................................            --           209,772
   Class 2.........................................       363,795                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
ALL ASSET ALLOCATION...................   0.00%         B         $116.39         --
ALL ASSET ALLOCATION...................   0.25%         B         $115.72         --
ALL ASSET ALLOCATION...................   0.50%         B         $115.06         --
ALL ASSET ALLOCATION...................   0.70%         B         $114.52         --
ALL ASSET ALLOCATION...................   0.80%         B         $114.26         --
ALL ASSET ALLOCATION...................   0.90%         B         $113.99          4
ALL ASSET ALLOCATION...................   0.95%         B         $113.86          7
ALL ASSET ALLOCATION...................   1.00%         B         $113.73          2
ALL ASSET ALLOCATION...................   1.10%         B         $113.46          7
ALL ASSET ALLOCATION...................   1.20%         B         $113.20         52
ALL ASSET ALLOCATION...................   1.25%         B         $113.07         18
ALL ASSET ALLOCATION...................   1.34%         B         $112.83        133
ALL ASSET ALLOCATION...................   1.45%         B         $112.54         --

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.25%      CLASS II     $105.38         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.50%      CLASS II     $104.93         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.70%      CLASS II     $104.57         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.80%      CLASS II     $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.90%      CLASS II     $104.22          1
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.00%      CLASS II     $104.04         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.10%      CLASS II     $103.86         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.20%      CLASS II     $103.68         15

AXA AGGRESSIVE ALLOCATION..............   0.00%         B         $134.06         --
AXA AGGRESSIVE ALLOCATION..............   0.25%         B         $131.32         --
AXA AGGRESSIVE ALLOCATION..............   0.50%         B         $128.63          2
AXA AGGRESSIVE ALLOCATION..............   0.70%         B         $126.51          6
AXA AGGRESSIVE ALLOCATION..............   0.80%         B         $153.54         --
AXA AGGRESSIVE ALLOCATION..............   0.90%         B         $124.42        155
AXA AGGRESSIVE ALLOCATION..............   0.95%         B         $123.91        125
AXA AGGRESSIVE ALLOCATION..............   1.00%         B         $123.40         --
AXA AGGRESSIVE ALLOCATION..............   1.10%         B         $122.37        111
AXA AGGRESSIVE ALLOCATION..............   1.20%         B         $121.35        480
AXA AGGRESSIVE ALLOCATION..............   1.25%         B         $ 74.76         50
AXA AGGRESSIVE ALLOCATION..............   1.30%         B         $ 84.21         26
AXA AGGRESSIVE ALLOCATION..............   1.34%         B         $119.94      2,022
AXA AGGRESSIVE ALLOCATION..............   1.35%         B         $119.84          5
AXA AGGRESSIVE ALLOCATION..............   1.45%         B         $118.84          1

AXA BALANCED STRATEGY..................   1.10%         A         $108.40         --
AXA BALANCED STRATEGY..................   1.25%         A         $108.02          5
AXA BALANCED STRATEGY..................   1.25%         B         $115.70         52
AXA BALANCED STRATEGY..................   1.30%         B         $115.55        238

AXA CONSERVATIVE ALLOCATION............   0.00%         B         $133.84         --
AXA CONSERVATIVE ALLOCATION............   0.25%         B         $131.10         --
AXA CONSERVATIVE ALLOCATION............   0.50%         B         $128.42         --
AXA CONSERVATIVE ALLOCATION............   0.70%         B         $126.30          1
AXA CONSERVATIVE ALLOCATION............   0.80%         B         $122.90         --
AXA CONSERVATIVE ALLOCATION............   0.90%         B         $124.22         31
AXA CONSERVATIVE ALLOCATION............   0.95%         B         $123.71         88
AXA CONSERVATIVE ALLOCATION............   1.00%         B         $123.19         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $122.17         40
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $121.15        181
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $104.44        188
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $107.52         18
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $119.75        441
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $119.64         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $118.65         --

AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $114.67         18
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $114.53         34

AXA CONSERVATIVE STRATEGY........   1.25%         B         $111.12          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $110.98         18

AXA CONSERVATIVE-PLUS ALLOCATION.   0.00%         B         $133.16         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.25%         B         $130.44         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $127.77         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $125.66          3
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $131.38         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $123.59         65
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $123.08         55
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $122.57         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $121.55         47
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $120.54        290
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $ 95.78        104
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $100.98         24
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $119.14        769
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $119.04          1
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $118.05         --

AXA GROWTH STRATEGY..............   1.10%         A         $108.93          8
AXA GROWTH STRATEGY..............   1.25%         A         $108.55          3

AXA MODERATE ALLOCATION..........   0.50%         A         $102.59         --
AXA MODERATE ALLOCATION..........   0.70%         A         $165.16         11
AXA MODERATE ALLOCATION..........   0.90%         A         $196.64        198
AXA MODERATE ALLOCATION..........   1.00%         A         $205.39         --
AXA MODERATE ALLOCATION..........   1.20%         A         $173.41         71
AXA MODERATE ALLOCATION***.......   1.34%         A         $ 61.54     15,660
AXA MODERATE ALLOCATION..........   1.35%         A         $203.45      1,177
AXA MODERATE ALLOCATION..........   1.35%         A         $204.74         31
AXA MODERATE ALLOCATION..........   1.45%         A         $130.42          4
AXA MODERATE ALLOCATION..........   0.25%         B         $121.80         --
AXA MODERATE ALLOCATION..........   0.50%         B         $118.42          7
AXA MODERATE ALLOCATION..........   0.70%         B         $126.88         19
AXA MODERATE ALLOCATION..........   0.80%         B         $135.25         --
AXA MODERATE ALLOCATION***.......   0.90%         B         $123.38         15
AXA MODERATE ALLOCATION..........   0.90%         B         $137.73         41
AXA MODERATE ALLOCATION..........   0.95%         B         $123.00        265
AXA MODERATE ALLOCATION..........   1.00%         B         $135.78          2
AXA MODERATE ALLOCATION..........   1.10%         B         $120.72        199
AXA MODERATE ALLOCATION..........   1.20%         B         $130.46      1,170
AXA MODERATE ALLOCATION..........   1.25%         B         $ 89.60        327
AXA MODERATE ALLOCATION..........   1.30%         B         $ 97.19        126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                              --------- -------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.   0.00%         B         $138.68         --
AXA MODERATE-PLUS ALLOCATION.   0.25%         B         $135.85         --
AXA MODERATE-PLUS ALLOCATION.   0.50%         B         $133.07          6
AXA MODERATE-PLUS ALLOCATION.   0.70%         B         $130.88         11
AXA MODERATE-PLUS ALLOCATION.   0.80%         B         $144.20         --
AXA MODERATE-PLUS ALLOCATION.   0.90%         B         $128.72        297
AXA MODERATE-PLUS ALLOCATION.   0.95%         B         $128.19        378
AXA MODERATE-PLUS ALLOCATION.   1.00%         B         $127.65          1
AXA MODERATE-PLUS ALLOCATION.   1.10%         B         $126.59        220
AXA MODERATE-PLUS ALLOCATION.   1.20%         B         $125.54      1,047
AXA MODERATE-PLUS ALLOCATION.   1.25%         B         $ 82.94        179
AXA MODERATE-PLUS ALLOCATION.   1.30%         B         $ 91.20        155
AXA MODERATE-PLUS ALLOCATION.   1.34%         B         $124.08      4,268
AXA MODERATE-PLUS ALLOCATION.   1.35%         B         $123.98          5
AXA MODERATE-PLUS ALLOCATION.   1.45%         B         $122.94          1

AXA TACTICAL MANAGER 2000....   0.25%         B         $ 94.20         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $ 93.80         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $110.47         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $ 93.48         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $110.17         --
AXA TACTICAL MANAGER 2000....   0.80%         B         $ 93.32         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $ 93.16         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $109.88         --
AXA TACTICAL MANAGER 2000....   0.95%         B         $109.80          2
AXA TACTICAL MANAGER 2000....   1.00%         B         $ 93.01         --
AXA TACTICAL MANAGER 2000....   1.10%         B         $ 92.85         --
AXA TACTICAL MANAGER 2000....   1.20%         B         $ 92.69          5
AXA TACTICAL MANAGER 2000....   1.20%         B         $109.44         --
AXA TACTICAL MANAGER 2000....   1.25%         B         $109.36          1
AXA TACTICAL MANAGER 2000....   1.34%         B         $109.23          4
AXA TACTICAL MANAGER 2000....   1.45%         B         $ 81.89         --

AXA TACTICAL MANAGER 400.....   0.25%         B         $ 97.72         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $ 97.31         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $109.64         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $ 96.98         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $109.35         --
AXA TACTICAL MANAGER 400.....   0.80%         B         $ 96.81         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $ 96.65         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $109.05         --
AXA TACTICAL MANAGER 400.....   0.95%         B         $108.98          2
AXA TACTICAL MANAGER 400.....   1.00%         B         $ 96.48         --
AXA TACTICAL MANAGER 400.....   1.10%         B         $ 96.32          1
AXA TACTICAL MANAGER 400.....   1.20%         B         $ 96.15         11
AXA TACTICAL MANAGER 400.....   1.20%         B         $108.62         --
AXA TACTICAL MANAGER 400.....   1.25%         B         $108.54          1
AXA TACTICAL MANAGER 400.....   1.34%         B         $108.41         10
AXA TACTICAL MANAGER 400.....   1.45%         B         $ 82.02         --

AXA TACTICAL MANAGER 500.....   0.25%         B         $ 99.68         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $ 99.26         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $110.77         --
AXA TACTICAL MANAGER 500.....   0.70%         B         $ 98.92         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
AXA TACTICAL MANAGER 500..............   0.70%         B         $110.47         --
AXA TACTICAL MANAGER 500..............   0.80%         B         $ 98.75         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $ 98.58         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $110.17         --
AXA TACTICAL MANAGER 500..............   0.95%         B         $110.10          3
AXA TACTICAL MANAGER 500..............   1.00%         B         $ 98.42         --
AXA TACTICAL MANAGER 500..............   1.10%         B         $ 98.25          1
AXA TACTICAL MANAGER 500..............   1.20%         B         $ 98.08         16
AXA TACTICAL MANAGER 500..............   1.20%         B         $109.73          1
AXA TACTICAL MANAGER 500..............   1.25%         B         $109.66          2
AXA TACTICAL MANAGER 500..............   1.34%         B         $109.53         12
AXA TACTICAL MANAGER 500..............   1.45%         B         $ 88.56         --

AXA TACTICAL MANAGER INTERNATIONAL....   0.25%         B         $ 87.81         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 87.43         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 93.39         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 87.14         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 93.15         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.80%         B         $ 86.99         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 86.84         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 92.90          1
AXA TACTICAL MANAGER INTERNATIONAL....   0.95%         B         $ 92.83          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.00%         B         $ 86.69         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.10%         B         $ 86.54          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 86.39         12
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 92.52         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.25%         B         $ 92.46          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.34%         B         $ 92.35         18
AXA TACTICAL MANAGER INTERNATIONAL....   1.45%         B         $ 78.70         --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         A         $118.95         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         A         $174.49          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         A         $218.13         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         A         $214.93         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         A         $208.64         12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.34%         A         $204.35      1,180
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.35%         A         $204.04          9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%         A         $147.66          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.25%         B         $117.03         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         B         $113.78          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         B         $187.45         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.80%         B         $206.71         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         B         $154.27          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.95%         B         $181.70         71
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         B         $197.04         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.10%         B         $178.33          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         B         $147.75        149
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.25%         B         $ 93.85         18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.30%         B         $112.70          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.25%         B         $ 94.01         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.50%         B         $ 92.77         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.70%         B         $ 91.78         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.80%         B         $189.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.90%         B         $ 90.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.95%         B         $ 90.56          8
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.00%         B         $ 90.32         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.10%         B         $ 89.83          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.20%         B         $ 89.35         15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.25%         B         $ 74.60          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.30%         B         $ 84.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.34%         B         $ 88.68        121
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.35%         B         $ 88.63         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.45%         B         $ 88.16         --

EQ/BLACKROCK BASIC VALUE EQUITY......   0.25%         B         $143.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.50%         B         $139.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.70%         B         $173.44          7
EQ/BLACKROCK BASIC VALUE EQUITY......   0.80%         B         $162.53         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $164.91          6
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $168.80         54
EQ/BLACKROCK BASIC VALUE EQUITY......   0.95%         B         $140.07        124
EQ/BLACKROCK BASIC VALUE EQUITY......   1.00%         B         $166.52          1
EQ/BLACKROCK BASIC VALUE EQUITY......   1.10%         B         $164.27         29
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $160.81        349
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $162.04         44
EQ/BLACKROCK BASIC VALUE EQUITY......   1.25%         B         $ 78.41        142
EQ/BLACKROCK BASIC VALUE EQUITY......   1.30%         B         $ 88.89          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.34%         B         $205.86      1,422
EQ/BLACKROCK BASIC VALUE EQUITY......   1.35%         B         $158.75          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.45%         B         $155.42          1

EQ/BOSTON ADVISORS EQUITY INCOME.....   0.00%         B         $119.20         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.25%         B         $117.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.50%         B         $114.96          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.70%         B         $113.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.80%         B         $164.72         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.90%         B         $111.67         15
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.95%         B         $111.26         28
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.00%         B         $110.86         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.10%         B         $110.05          6
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.20%         B         $109.25         80
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.25%         B         $ 78.35         11
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.30%         B         $ 88.40          7
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.34%         B         $108.14        367
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.35%         B         $108.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.45%         B         $107.27         --

EQ/CALVERT SOCIALLY RESPONSIBLE......   0.25%         B         $ 77.40         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.50%         B         $ 75.24         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.70%         B         $ 83.06          3
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.80%         B         $162.43         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.90%         B         $ 81.02          5
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.95%         B         $103.23          4
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.00%         B         $ 80.01         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.10%         B         $ 79.02          2
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.20%         B         $ 78.03         39
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.25%         B         $ 78.17          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.30%         B         $ 86.08          1
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.34%         B         $ 76.67        248
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.35%         B         $ 76.58         --
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.45%         B         $ 98.01         --

EQ/CAPITAL GUARDIAN RESEARCH....   0.25%         B         $122.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.50%         B         $118.78         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.70%         B         $129.43          2
EQ/CAPITAL GUARDIAN RESEARCH....   0.80%         B         $181.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.90%         B         $126.25         16
EQ/CAPITAL GUARDIAN RESEARCH....   0.95%         B         $125.47         51
EQ/CAPITAL GUARDIAN RESEARCH....   1.00%         B         $124.69         --
EQ/CAPITAL GUARDIAN RESEARCH....   1.10%         B         $123.14          4
EQ/CAPITAL GUARDIAN RESEARCH....   1.20%         B         $121.60        210
EQ/CAPITAL GUARDIAN RESEARCH....   1.25%         B         $ 85.33         61
EQ/CAPITAL GUARDIAN RESEARCH....   1.30%         B         $ 93.14          1
EQ/CAPITAL GUARDIAN RESEARCH....   1.34%         B         $119.49        963
EQ/CAPITAL GUARDIAN RESEARCH....   1.35%         B         $119.34          3
EQ/CAPITAL GUARDIAN RESEARCH....   1.45%         B         $117.85          2

EQ/COMMON STOCK INDEX...........   0.50%         A         $ 89.43          1
EQ/COMMON STOCK INDEX...........   0.70%         A         $135.46         22
EQ/COMMON STOCK INDEX***........   0.74%         A         $430.50         68
EQ/COMMON STOCK INDEX***........   0.74%         A         $466.32         25
EQ/COMMON STOCK INDEX...........   0.90%         A         $190.83         58
EQ/COMMON STOCK INDEX...........   1.00%         A         $204.13         --
EQ/COMMON STOCK INDEX...........   1.20%         A         $155.96         33
EQ/COMMON STOCK INDEX...........   1.35%         A         $238.97      1,344
EQ/COMMON STOCK INDEX...........   1.35%         A         $249.68         33
EQ/COMMON STOCK INDEX***........   1.40%         A         $310.05      4,630
EQ/COMMON STOCK INDEX...........   1.45%         A         $ 95.93         20
EQ/COMMON STOCK INDEX...........   0.25%         B         $ 89.03         --
EQ/COMMON STOCK INDEX...........   0.50%         B         $ 86.56         --
EQ/COMMON STOCK INDEX...........   0.70%         B         $ 89.27          9
EQ/COMMON STOCK INDEX...........   0.80%         B         $174.06         --
EQ/COMMON STOCK INDEX...........   0.90%         B         $ 91.20         20
EQ/COMMON STOCK INDEX...........   0.90%         B         $102.06         13
EQ/COMMON STOCK INDEX...........   0.95%         B         $ 86.54        238
EQ/COMMON STOCK INDEX...........   1.00%         B         $148.85         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $ 84.93         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $ 95.98        612
EQ/COMMON STOCK INDEX...........   1.25%         B         $ 75.94         57
EQ/COMMON STOCK INDEX...........   1.30%         B         $ 84.72         18

EQ/CORE BOND INDEX..............   0.25%         B         $129.53         --
EQ/CORE BOND INDEX..............   0.50%         B         $126.30         --
EQ/CORE BOND INDEX..............   0.70%         B         $123.77          8
EQ/CORE BOND INDEX..............   0.80%         B         $114.43         --
EQ/CORE BOND INDEX..............   0.90%         B         $121.28         17
EQ/CORE BOND INDEX..............   0.95%         B         $120.67        132
EQ/CORE BOND INDEX..............   1.00%         B         $120.06         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.84         15
EQ/CORE BOND INDEX..............   1.20%         B         $117.63        120
EQ/CORE BOND INDEX..............   1.25%         B         $100.72         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/CORE BOND INDEX........   1.30%         B         $100.83          5
EQ/CORE BOND INDEX........   1.34%         B         $115.97        721
EQ/CORE BOND INDEX........   1.35%         B         $115.85          1
EQ/CORE BOND INDEX........   1.45%         B         $114.67          1

EQ/DAVIS NEW YORK VENTURE.   0.00%         B         $ 84.02         --
EQ/DAVIS NEW YORK VENTURE.   0.25%         B         $147.30         --
EQ/DAVIS NEW YORK VENTURE.   0.50%         B         $ 82.09         --
EQ/DAVIS NEW YORK VENTURE.   0.70%         B         $ 81.33          1
EQ/DAVIS NEW YORK VENTURE.   0.80%         B         $164.42         --
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 80.58          7
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 92.57          1
EQ/DAVIS NEW YORK VENTURE.   0.95%         B         $ 80.39         21
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $ 92.08         --
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $163.49         --
EQ/DAVIS NEW YORK VENTURE.   1.10%         B         $ 87.17         13
EQ/DAVIS NEW YORK VENTURE.   1.20%         B         $ 79.45         67
EQ/DAVIS NEW YORK VENTURE.   1.25%         B         $ 78.41         14
EQ/DAVIS NEW YORK VENTURE.   1.30%         B         $ 79.22          1
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 78.94        197
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 90.41         --
EQ/DAVIS NEW YORK VENTURE.   1.35%         B         $ 90.36         --
EQ/DAVIS NEW YORK VENTURE.   1.45%         B         $ 78.53         --

EQ/EQUITY 500 INDEX.......   0.50%         A         $ 97.99         --
EQ/EQUITY 500 INDEX.......   0.70%         A         $149.04         20
EQ/EQUITY 500 INDEX.......   0.90%         A         $210.20         58
EQ/EQUITY 500 INDEX.......   1.00%         A         $235.13         --
EQ/EQUITY 500 INDEX.......   1.20%         A         $172.16         59
EQ/EQUITY 500 INDEX.......   1.34%         A         $282.55      2,246
EQ/EQUITY 500 INDEX.......   1.35%         A         $282.04         18
EQ/EQUITY 500 INDEX.......   1.45%         A         $106.45          7
EQ/EQUITY 500 INDEX.......   0.25%         B         $ 99.65         --
EQ/EQUITY 500 INDEX.......   0.50%         B         $ 96.88         --
EQ/EQUITY 500 INDEX.......   0.70%         B         $ 97.74         30
EQ/EQUITY 500 INDEX.......   0.80%         B         $170.75         --
EQ/EQUITY 500 INDEX.......   0.90%         B         $112.80         14
EQ/EQUITY 500 INDEX.......   0.95%         B         $ 94.75        144
EQ/EQUITY 500 INDEX.......   1.00%         B         $143.46         --
EQ/EQUITY 500 INDEX.......   1.10%         B         $ 92.99         33
EQ/EQUITY 500 INDEX.......   1.20%         B         $106.50        578
EQ/EQUITY 500 INDEX.......   1.25%         B         $ 82.77        127
EQ/EQUITY 500 INDEX.......   1.30%         B         $ 92.83         11

EQ/EQUITY GROWTH PLUS.....   0.25%         B         $151.15         --
EQ/EQUITY GROWTH PLUS.....   0.50%         B         $147.32          2
EQ/EQUITY GROWTH PLUS.....   0.70%         B         $144.31          6
EQ/EQUITY GROWTH PLUS.....   0.80%         B         $156.62         --
EQ/EQUITY GROWTH PLUS.....   0.90%         B         $141.36         48
EQ/EQUITY GROWTH PLUS.....   0.95%         B         $140.63        133
EQ/EQUITY GROWTH PLUS.....   1.00%         B         $139.91         --
EQ/EQUITY GROWTH PLUS.....   1.10%         B         $138.47         14
EQ/EQUITY GROWTH PLUS.....   1.20%         B         $137.04        221
EQ/EQUITY GROWTH PLUS.....   1.25%         B         $ 84.79         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $ 92.65         10
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $135.06      1,844
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $134.92          2
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $133.53          1

EQ/FRANKLIN CORE BALANCED.........   0.25%         B         $104.58         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $103.19          1
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $102.10          2
EQ/FRANKLIN CORE BALANCED.........   0.80%         B         $156.72         --
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $101.01         12
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $100.74         48
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $100.47         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $ 99.93         10
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $ 99.40         87
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $ 91.27         17
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $ 97.38         13
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $ 98.65        527
EQ/FRANKLIN CORE BALANCED.........   1.35%         B         $ 98.60         --
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $ 98.07         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.00%         B         $ 82.08         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.25%         B         $140.29         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $ 80.20         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $ 79.45         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.80%         B         $152.44         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $ 78.72          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $ 78.53         36
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $151.57         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $ 87.68         14
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $ 77.62         91
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $ 76.76         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $ 77.39         16
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $ 77.11        419
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.45%         B         $ 76.72         --

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.25%         B         $135.07         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $132.83         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $131.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.80%         B         $133.76         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $129.31          4
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $128.88         19
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.00%         B         $128.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $127.58          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $126.72         17
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $101.53          9
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $110.70          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.48          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.53        100
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $125.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $124.60         --

EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $193.20         --
EQ/GAMCO SMALL COMPANY VALUE......   0.25%         B         $189.74         --
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $186.34          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                          CONTRACT                            OUTSTANDING
                                          CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                          --------- -------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.............   0.70%         B         $183.65          6
EQ/GAMCO SMALL COMPANY VALUE.............   0.80%         B         $215.26         --
EQ/GAMCO SMALL COMPANY VALUE.............   0.90%         B         $180.99         54
EQ/GAMCO SMALL COMPANY VALUE.............   0.95%         B         $180.34         82
EQ/GAMCO SMALL COMPANY VALUE.............   1.00%         B         $179.68          1
EQ/GAMCO SMALL COMPANY VALUE.............   1.10%         B         $178.38         32
EQ/GAMCO SMALL COMPANY VALUE.............   1.20%         B         $177.07        338
EQ/GAMCO SMALL COMPANY VALUE.............   1.25%         B         $112.86        123
EQ/GAMCO SMALL COMPANY VALUE.............   1.30%         B         $133.58         12
EQ/GAMCO SMALL COMPANY VALUE.............   1.34%         B         $175.27      1,484
EQ/GAMCO SMALL COMPANY VALUE.............   1.35%         B         $175.14          3
EQ/GAMCO SMALL COMPANY VALUE.............   1.45%         B         $173.86          1

EQ/GLOBAL BOND PLUS......................   0.00%         B         $133.23         --
EQ/GLOBAL BOND PLUS......................   0.25%         B         $131.17         --
EQ/GLOBAL BOND PLUS......................   0.50%         B         $129.14         --
EQ/GLOBAL BOND PLUS......................   0.70%         B         $127.52          3
EQ/GLOBAL BOND PLUS......................   0.80%         B         $118.45         --
EQ/GLOBAL BOND PLUS......................   0.90%         B         $125.93         19
EQ/GLOBAL BOND PLUS......................   0.95%         B         $125.54         68
EQ/GLOBAL BOND PLUS......................   1.00%         B         $125.14         --
EQ/GLOBAL BOND PLUS......................   1.10%         B         $124.36         31
EQ/GLOBAL BOND PLUS......................   1.20%         B         $123.57        105
EQ/GLOBAL BOND PLUS......................   1.25%         B         $123.92         67
EQ/GLOBAL BOND PLUS......................   1.30%         B         $125.64          3
EQ/GLOBAL BOND PLUS......................   1.34%         B         $122.49        382
EQ/GLOBAL BOND PLUS......................   1.35%         B         $122.41         --
EQ/GLOBAL BOND PLUS......................   1.45%         B         $121.64         --

EQ/GLOBAL MULTI-SECTOR EQUITY............   0.25%         B         $216.48         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.50%         B         $210.44          1
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $157.73         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $257.78          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.80%         B         $159.58         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $155.53         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $250.88         27
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $297.57          3
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.95%         B         $219.72         79
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.00%         B         $247.50         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.10%         B         $244.15         13
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $227.43        165
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $240.83         48
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.20%         B         $143.24         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.25%         B         $ 68.78         90
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.30%         B         $ 94.18          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.34%         B         $156.66      1,671
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.34%         B         $253.38         23
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.35%         B         $235.95          5
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.45%         B         $219.81          1

EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.50%         A         $117.75         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.70%         A         $167.34          1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX***.   0.74%         A         $ 94.38         27
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.90%         A         $178.93          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         A         $178.63         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         A         $162.73          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.34%         A         $180.33        369
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         A         $173.71          3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.45%         A         $145.18         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.25%         B         $152.56         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.50%         B         $148.33         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.70%         B         $152.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.80%         B         $107.47         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.90%         B         $151.15          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.95%         B         $147.40         61
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         B         $119.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.10%         B         $144.67         11
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         B         $145.23         66
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.25%         B         $111.11         34
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.30%         B         $111.55          2

EQ/INTERNATIONAL CORE PLUS............   0.25%         B         $ 99.54         --
EQ/INTERNATIONAL CORE PLUS............   0.50%         B         $ 96.76         --
EQ/INTERNATIONAL CORE PLUS............   0.70%         B         $106.55          3
EQ/INTERNATIONAL CORE PLUS............   0.80%         B         $145.21         --
EQ/INTERNATIONAL CORE PLUS............   0.90%         B         $103.93         28
EQ/INTERNATIONAL CORE PLUS............   0.95%         B         $126.89         44
EQ/INTERNATIONAL CORE PLUS............   1.00%         B         $102.64         --
EQ/INTERNATIONAL CORE PLUS............   1.10%         B         $101.37         14
EQ/INTERNATIONAL CORE PLUS............   1.20%         B         $100.10        233
EQ/INTERNATIONAL CORE PLUS............   1.25%         B         $ 65.68         84
EQ/INTERNATIONAL CORE PLUS............   1.30%         B         $ 76.13          4
EQ/INTERNATIONAL CORE PLUS............   1.34%         B         $ 98.36        817
EQ/INTERNATIONAL CORE PLUS............   1.35%         B         $ 98.24          1
EQ/INTERNATIONAL CORE PLUS............   1.45%         B         $120.58          1

EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         A         $ 67.65         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         A         $105.87          7
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         A         $112.99         47
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         A         $115.36         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         A         $ 98.74         28
EQ/INTERNATIONAL EQUITY INDEX.........   1.34%         A         $109.42      3,078
EQ/INTERNATIONAL EQUITY INDEX.........   1.35%         A         $109.24         24
EQ/INTERNATIONAL EQUITY INDEX.........   1.45%         A         $ 85.20          3
EQ/INTERNATIONAL EQUITY INDEX.........   0.25%         B         $ 91.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         B         $ 88.50          2
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         B         $ 90.83         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.80%         B         $148.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         B         $ 91.81         12
EQ/INTERNATIONAL EQUITY INDEX.........   0.95%         B         $ 88.04        159
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         B         $133.87         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.10%         B         $ 86.41         26
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         B         $ 85.13        273
EQ/INTERNATIONAL EQUITY INDEX.........   1.25%         B         $ 53.03         51
EQ/INTERNATIONAL EQUITY INDEX.........   1.30%         B         $ 64.09         14

EQ/INTERNATIONAL VALUE PLUS...........   0.25%         B         $ 97.03         --
EQ/INTERNATIONAL VALUE PLUS...........   0.50%         B         $ 94.32         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.70%         B         $114.36         31
EQ/INTERNATIONAL VALUE PLUS.....   0.80%         B         $143.31         --
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $111.55         44
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $110.86        102
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $110.17         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $108.80         12
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $107.44        143
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 61.80         34
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 71.39          7
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $105.58      1,495
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $105.45          9
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $114.01          1

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.25%         B         $113.16         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $110.00         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $108.93         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.80%         B         $165.48         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $104.85          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $106.01          6
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $ 97.87         15
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $104.58         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $103.17          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $100.69         29
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $101.77          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $ 72.67         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $ 81.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $125.98        282
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $ 99.71          3
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $ 97.32          1

EQ/LARGE CAP CORE PLUS..........   0.25%         B         $ 93.23         --
EQ/LARGE CAP CORE PLUS..........   0.50%         B         $ 90.63         --
EQ/LARGE CAP CORE PLUS..........   0.70%         B         $ 93.93         --
EQ/LARGE CAP CORE PLUS..........   0.80%         B         $159.86         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $ 91.62          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $ 91.05          9
EQ/LARGE CAP CORE PLUS..........   1.00%         B         $ 90.48         --
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $ 89.36          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $ 88.25         23
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $ 78.98          3
EQ/LARGE CAP CORE PLUS..........   1.30%         B         $ 86.36         --
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $ 86.71        116
EQ/LARGE CAP CORE PLUS..........   1.35%         B         $ 86.60         --
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $ 85.52         --

EQ/LARGE CAP GROWTH INDEX.......   0.25%         B         $ 77.94         --
EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $ 75.76          1
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $ 82.09          2
EQ/LARGE CAP GROWTH INDEX.......   0.80%         B         $175.31         --
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $ 80.07         18
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $ 79.57         86
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $ 79.07         --
EQ/LARGE CAP GROWTH INDEX.......   1.10%         B         $ 78.09          8
EQ/LARGE CAP GROWTH INDEX.......   1.20%         B         $ 77.12        176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $102.00         11
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $113.44          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $ 75.78      1,246
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $ 75.68          3
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $ 74.74          1

EQ/LARGE CAP GROWTH PLUS..   0.25%         B         $ 64.31         --
EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 62.52          1
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $109.43          3
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $162.59         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $ 95.36          5
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $106.50         28
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $ 89.84         73
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $105.07         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $103.64         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $ 98.18        156
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $102.24         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $ 90.03          6
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $103.61          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $149.93      1,300
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $100.16          9
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $ 94.89          5

EQ/LARGE CAP VALUE INDEX..   0.00%         B         $ 63.23         --
EQ/LARGE CAP VALUE INDEX..   0.25%         B         $ 62.25         --
EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 61.28         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 60.51          1
EQ/LARGE CAP VALUE INDEX..   0.80%         B         $170.18         --
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 59.76         19
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 59.57         32
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 59.38         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 59.01         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 58.64         69
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 49.28         33
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 54.08          2
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 58.12        448
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 58.08         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 57.72         --

EQ/LARGE CAP VALUE PLUS...   0.50%         A         $112.50         --
EQ/LARGE CAP VALUE PLUS...   0.70%         A         $101.82          9
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $ 99.31         65
EQ/LARGE CAP VALUE PLUS...   1.00%         A         $ 98.09         --
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $ 95.66         70
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $ 94.00      6,275
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $ 93.88         28
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $ 99.17          6
EQ/LARGE CAP VALUE PLUS...   0.25%         B         $114.23         --
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $111.04          2
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $100.50         22
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $101.82         --
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $159.95         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $ 98.03         16
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $103.32        242

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......   1.00%         B         $ 98.09         --
EQ/LARGE CAP VALUE PLUS.......   1.10%         B         $ 95.61          6
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 94.42        532
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 95.66         --
EQ/LARGE CAP VALUE PLUS.......   1.25%         B         $ 61.68         19
EQ/LARGE CAP VALUE PLUS.......   1.30%         B         $ 67.99         13

EQ/LORD ABBETT LARGE CAP CORE.   0.25%         B         $118.08         --
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $116.13         --
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $114.58          2
EQ/LORD ABBETT LARGE CAP CORE.   0.80%         B         $146.51         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $113.05         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $112.67         15
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $112.29         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $111.54         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $110.79         67
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $ 87.00         29
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $ 96.17          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $109.75        231
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $110.79          2
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $109.67         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $108.93         --

EQ/MFS INTERNATIONAL GROWTH...   0.25%         B         $140.14         --
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $137.81         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $135.98          3
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $163.04         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $134.16         25
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $133.71         29
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $133.26         --
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $132.37         10
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $131.48         57
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $ 81.24         23
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $ 96.94          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.19         12
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.24        328
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $130.15          1
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $129.28         --

EQ/MID CAP INDEX..............   0.25%         B         $127.74         --
EQ/MID CAP INDEX..............   0.50%         B         $124.17          1
EQ/MID CAP INDEX..............   0.70%         B         $118.58         33
EQ/MID CAP INDEX..............   0.80%         B         $193.21         --
EQ/MID CAP INDEX..............   0.90%         B         $115.90         55
EQ/MID CAP INDEX..............   0.95%         B         $115.24        108
EQ/MID CAP INDEX..............   1.00%         B         $114.58         --
EQ/MID CAP INDEX..............   1.10%         B         $113.28         26
EQ/MID CAP INDEX..............   1.20%         B         $111.98        389
EQ/MID CAP INDEX..............   1.25%         B         $ 76.82        102
EQ/MID CAP INDEX..............   1.30%         B         $ 89.87          5
EQ/MID CAP INDEX..............   1.34%         B         $110.20      2,037
EQ/MID CAP INDEX..............   1.35%         B         $110.07          2
EQ/MID CAP INDEX..............   1.45%         B         $108.81          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                             --------- -------------- ---------- -----------
EQ/MID CAP VALUE PLUS.......   0.25%         B         $165.05         --
EQ/MID CAP VALUE PLUS.......   0.50%         B         $160.44          1
EQ/MID CAP VALUE PLUS.......   0.70%         B         $127.25          6
EQ/MID CAP VALUE PLUS.......   0.80%         B         $184.63         --
EQ/MID CAP VALUE PLUS.......   0.90%         B         $123.85         35
EQ/MID CAP VALUE PLUS.......   0.90%         B         $153.26          7
EQ/MID CAP VALUE PLUS.......   0.95%         B         $155.49        121
EQ/MID CAP VALUE PLUS.......   1.00%         B         $122.18         --
EQ/MID CAP VALUE PLUS.......   1.10%         B         $120.52         12
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.52        282
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.89         26
EQ/MID CAP VALUE PLUS.......   1.25%         B         $ 75.95         27
EQ/MID CAP VALUE PLUS.......   1.30%         B         $ 87.06         10
EQ/MID CAP VALUE PLUS.......   1.34%         B         $147.16      2,260
EQ/MID CAP VALUE PLUS.......   1.35%         B         $116.48         11
EQ/MID CAP VALUE PLUS.......   1.45%         B         $114.55          1

EQ/MONEY MARKET.............   0.00%         A         $  1.00        249
EQ/MONEY MARKET.............   0.50%         A         $106.01         --
EQ/MONEY MARKET.............   0.70%         A         $133.89          1
EQ/MONEY MARKET***..........   0.74%         A         $ 47.11         32
EQ/MONEY MARKET.............   0.90%         A         $139.62         24
EQ/MONEY MARKET.............   1.00%         A         $140.46         --
EQ/MONEY MARKET.............   1.20%         A         $129.43          2
EQ/MONEY MARKET.............   1.34%         A         $  1.00         --
EQ/MONEY MARKET.............   1.35%         A         $140.20        130
EQ/MONEY MARKET.............   1.35%         A         $140.87         22
EQ/MONEY MARKET***..........   1.40%         A         $ 35.56      1,122
EQ/MONEY MARKET.............   1.45%         A         $117.06         --
EQ/MONEY MARKET.............   0.00%         B         $  1.00        216
EQ/MONEY MARKET.............   0.25%         B         $120.21         --
EQ/MONEY MARKET.............   0.50%         B         $116.87         --
EQ/MONEY MARKET.............   0.70%         B         $120.57          2
EQ/MONEY MARKET.............   0.80%         B         $ 97.79         --
EQ/MONEY MARKET.............   0.90%         B         $110.88         --
EQ/MONEY MARKET.............   0.90%         B         $122.57          1
EQ/MONEY MARKET.............   0.95%         B         $116.87        170
EQ/MONEY MARKET.............   1.00%         B         $106.14         --
EQ/MONEY MARKET.............   1.10%         B         $114.71         29
EQ/MONEY MARKET.............   1.20%         B         $  1.00        334
EQ/MONEY MARKET.............   1.20%         B         $117.54         51
EQ/MONEY MARKET.............   1.25%         B         $ 98.61         75
EQ/MONEY MARKET.............   1.30%         B         $100.81          4

EQ/MONTAG & CALDWELL GROWTH.   0.00%         B         $139.87         --
EQ/MONTAG & CALDWELL GROWTH.   0.25%         B         $137.36         --
EQ/MONTAG & CALDWELL GROWTH.   0.50%         B         $134.90         --
EQ/MONTAG & CALDWELL GROWTH.   0.70%         B         $132.95          1
EQ/MONTAG & CALDWELL GROWTH.   0.80%         B         $156.86         --
EQ/MONTAG & CALDWELL GROWTH.   0.90%         B         $131.03          7
EQ/MONTAG & CALDWELL GROWTH.   0.95%         B         $130.55         19
EQ/MONTAG & CALDWELL GROWTH.   1.00%         B         $130.08         --
EQ/MONTAG & CALDWELL GROWTH.   1.10%         B         $129.13          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $128.19        37
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $101.32        18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $111.75         3
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $126.89       203
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $126.79        --
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $125.87        --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.25%         B         $165.92        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $163.17         2
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $160.99         4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $201.48        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $158.84        45
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $158.31        44
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $157.78        --
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $156.72        24
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $155.66       218
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $101.56        95
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $120.29         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $154.20       807
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $154.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $153.06         1

EQ/MUTUAL LARGE CAP EQUITY.......   0.25%         B         $ 89.36        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $ 88.18        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $ 87.24        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.80%         B         $153.09        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $ 86.31         6
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $ 86.08        13
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $ 85.85        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $ 85.39         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $ 84.93        41
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $ 72.69         5
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $ 81.80        10
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $ 84.29       231
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B         $ 84.25        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $ 83.80        --

EQ/OPPENHEIMER GLOBAL............   0.25%         B         $100.47        --
EQ/OPPENHEIMER GLOBAL............   0.50%         B         $ 99.14        --
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $ 98.09         3
EQ/OPPENHEIMER GLOBAL............   0.80%         B         $165.40        --
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $ 97.04         8
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $ 96.78        26
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $ 96.53        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $ 96.01        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $ 95.49        94
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $ 78.50        29
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $ 90.04         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $ 94.78       346
EQ/OPPENHEIMER GLOBAL............   1.35%         B         $ 94.72        --
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $ 94.21        --

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 99.23         2
EQ/PIMCO ULTRA SHORT BOND........   1.25%         A         $ 98.88        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   0.25%         B         $115.07        --
EQ/PIMCO ULTRA SHORT BOND.....   0.50%         B         $113.17        --
EQ/PIMCO ULTRA SHORT BOND.....   0.70%         B         $111.66         5
EQ/PIMCO ULTRA SHORT BOND.....   0.80%         B         $105.59        --
EQ/PIMCO ULTRA SHORT BOND.....   0.90%         B         $110.17        27
EQ/PIMCO ULTRA SHORT BOND.....   0.95%         B         $109.80       152
EQ/PIMCO ULTRA SHORT BOND.....   1.00%         B         $109.43        --
EQ/PIMCO ULTRA SHORT BOND.....   1.10%         B         $108.70        56
EQ/PIMCO ULTRA SHORT BOND.....   1.20%         B         $107.97       156
EQ/PIMCO ULTRA SHORT BOND.....   1.25%         B         $108.99        85
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $108.36         4
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $106.95       662
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $106.88        --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $106.16        --

EQ/QUALITY BOND PLUS..........   0.50%         A         $110.81        --
EQ/QUALITY BOND PLUS..........   0.70%         A         $165.87         2
EQ/QUALITY BOND PLUS..........   0.90%         A         $183.03         9
EQ/QUALITY BOND PLUS..........   1.00%         A         $183.69        --
EQ/QUALITY BOND PLUS..........   1.20%         A         $162.62         2
EQ/QUALITY BOND PLUS..........   1.34%         A         $180.55       567
EQ/QUALITY BOND PLUS..........   1.35%         A         $190.23         6
EQ/QUALITY BOND PLUS..........   1.45%         A         $141.77        --
EQ/QUALITY BOND PLUS..........   0.25%         B         $150.06        --
EQ/QUALITY BOND PLUS..........   0.50%         B         $145.89        --
EQ/QUALITY BOND PLUS..........   0.70%         B         $149.82        --
EQ/QUALITY BOND PLUS..........   0.80%         B         $112.74        --
EQ/QUALITY BOND PLUS..........   0.90%         B         $147.68         4
EQ/QUALITY BOND PLUS..........   0.95%         B         $145.24        83
EQ/QUALITY BOND PLUS..........   1.00%         B         $117.39        --
EQ/QUALITY BOND PLUS..........   1.10%         B         $142.55        12
EQ/QUALITY BOND PLUS..........   1.20%         B         $142.03        95
EQ/QUALITY BOND PLUS..........   1.25%         B         $104.95        28
EQ/QUALITY BOND PLUS..........   1.30%         B         $105.09         3

EQ/SMALL COMPANY INDEX........   0.25%         B         $167.39        --
EQ/SMALL COMPANY INDEX........   0.50%         B         $163.21        --
EQ/SMALL COMPANY INDEX........   0.70%         B         $159.93        24
EQ/SMALL COMPANY INDEX........   0.80%         B         $191.54        --
EQ/SMALL COMPANY INDEX........   0.90%         B         $156.72        25
EQ/SMALL COMPANY INDEX........   0.95%         B         $155.93        37
EQ/SMALL COMPANY INDEX........   1.00%         B         $155.14        --
EQ/SMALL COMPANY INDEX........   1.10%         B         $153.56        12
EQ/SMALL COMPANY INDEX........   1.20%         B         $152.00       176
EQ/SMALL COMPANY INDEX........   1.25%         B         $ 86.27        61
EQ/SMALL COMPANY INDEX........   1.30%         B         $ 95.02         4
EQ/SMALL COMPANY INDEX........   1.34%         B         $149.85       854
EQ/SMALL COMPANY INDEX........   1.35%         B         $149.70         2
EQ/SMALL COMPANY INDEX........   1.45%         B         $148.17        --

EQ/T. ROWE PRICE GROWTH STOCK.   0.00%         B         $112.33        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.25%         B         $110.32        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $108.34        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $106.77        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $166.67        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $105.23        45
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $104.85        55
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $104.47        --
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $103.71        20
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $102.95       324
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $ 87.38        96
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $ 94.58         3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $101.90       915
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $101.83         2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $101.09        --

EQ/TEMPLETON GLOBAL EQUITY....   0.25%         B         $ 82.93        --
EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $ 81.83        --
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $ 80.96         1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $149.34        --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $ 80.10         8
EQ/TEMPLETON GLOBAL EQUITY....   0.95%         B         $ 79.89        17
EQ/TEMPLETON GLOBAL EQUITY....   1.00%         B         $ 79.67        --
EQ/TEMPLETON GLOBAL EQUITY....   1.10%         B         $ 79.25         6
EQ/TEMPLETON GLOBAL EQUITY....   1.20%         B         $ 78.82        75
EQ/TEMPLETON GLOBAL EQUITY....   1.25%         B         $ 67.83        12
EQ/TEMPLETON GLOBAL EQUITY....   1.30%         B         $ 75.98         9
EQ/TEMPLETON GLOBAL EQUITY....   1.34%         B         $ 78.23       247
EQ/TEMPLETON GLOBAL EQUITY....   1.35%         B         $ 78.19        --
EQ/TEMPLETON GLOBAL EQUITY....   1.45%         B         $ 77.77        --

EQ/UBS GROWTH & INCOME........   0.00%         B         $120.36        --
EQ/UBS GROWTH & INCOME........   0.25%         B         $118.20        --
EQ/UBS GROWTH & INCOME........   0.50%         B         $116.08        --
EQ/UBS GROWTH & INCOME........   0.70%         B         $114.40        --
EQ/UBS GROWTH & INCOME........   0.80%         B         $169.88        --
EQ/UBS GROWTH & INCOME........   0.90%         B         $112.75         2
EQ/UBS GROWTH & INCOME........   0.95%         B         $112.34         7
EQ/UBS GROWTH & INCOME........   1.00%         B         $111.93        --
EQ/UBS GROWTH & INCOME........   1.10%         B         $111.12         2
EQ/UBS GROWTH & INCOME........   1.20%         B         $110.31        40
EQ/UBS GROWTH & INCOME........   1.25%         B         $ 76.88        15
EQ/UBS GROWTH & INCOME........   1.30%         B         $ 85.13         2
EQ/UBS GROWTH & INCOME........   1.34%         B         $109.19       109
EQ/UBS GROWTH & INCOME........   1.35%         B         $109.11        --
EQ/UBS GROWTH & INCOME........   1.45%         B         $108.31        --

EQ/VAN KAMPEN COMSTOCK........   0.25%         B         $106.92        --
EQ/VAN KAMPEN COMSTOCK........   0.50%         B         $105.15        --
EQ/VAN KAMPEN COMSTOCK........   0.70%         B         $103.75        --
EQ/VAN KAMPEN COMSTOCK........   0.80%         B         $174.20        --
EQ/VAN KAMPEN COMSTOCK........   0.90%         B         $102.37         4
EQ/VAN KAMPEN COMSTOCK........   0.95%         B         $102.02        19
EQ/VAN KAMPEN COMSTOCK........   1.00%         B         $101.68        --
EQ/VAN KAMPEN COMSTOCK........   1.10%         B         $101.00         4
EQ/VAN KAMPEN COMSTOCK........   1.20%         B         $100.32        22
EQ/VAN KAMPEN COMSTOCK........   1.25%         B         $ 78.68         5
EQ/VAN KAMPEN COMSTOCK........   1.30%         B         $ 85.99         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                         CONTRACT                             OUTSTANDING
                                         CHARGES**   SHARE CLASS*  UNIT VALUE   (000'S)
                                         --------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..................   1.34%          B         $ 99.37       175
EQ/VAN KAMPEN COMSTOCK..................   1.35%          B         $ 99.31        --
EQ/VAN KAMPEN COMSTOCK..................   1.45%          B         $ 98.64        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.25%          B         $113.25        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.50%          B         $110.09        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%          B         $111.11         5
EQ/WELLS FARGO OMEGA GROWTH.............   0.80%          B         $165.73        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%          B         $108.38        17
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%          B         $107.71        61
EQ/WELLS FARGO OMEGA GROWTH.............   1.00%          B         $107.04        --
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%          B         $105.71        22
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%          B         $104.39       117
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%          B         $105.91        40
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%          B         $121.25         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%          B         $102.58       665
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%          B         $102.45         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%          B         $101.17        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.35        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $102.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $114.04        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.56        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $113.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.22         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $113.43         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%   SERVICE CLASS 2  $113.36        17
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.04         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%   SERVICE CLASS 2  $101.87        12
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $101.69       196
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $112.98        20
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%   SERVICE CLASS 2  $112.90        66
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%   SERVICE CLASS 2  $112.76       327
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%   SERVICE CLASS 2  $ 89.78        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.77        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%   SERVICE CLASS 2  $103.33        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.98        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.81        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.63        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.46        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%   SERVICE CLASS 2  $102.28        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%   SERVICE CLASS 2  $102.11         6

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.25%   SERVICE CLASS 2  $100.61        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%   SERVICE CLASS 2  $100.19        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.70%   SERVICE CLASS 2  $ 99.85        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%   SERVICE CLASS 2  $ 99.51        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.00%   SERVICE CLASS 2  $ 99.34        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.10%   SERVICE CLASS 2  $ 99.17         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.20%   SERVICE CLASS 2  $ 99.00        38

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.25%   SERVICE SHARES  $100.89       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $ 86.49       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $100.47       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $ 86.38       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $100.12       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.80%   SERVICE SHARES  $ 99.95       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 86.27       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 99.78       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.95%   SERVICE SHARES  $ 86.24        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.00%   SERVICE SHARES  $ 99.61       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.10%   SERVICE SHARES  $ 99.44        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 86.10       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 99.27       13
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.25%   SERVICE SHARES  $ 86.08        6
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.34%   SERVICE SHARES  $ 86.03       20
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.45%   SERVICE SHARES  $ 85.97       --

INVESCO V.I. DIVIDEND GROWTH FUND....   0.25%     SERIES II     $ 91.90       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.50%     SERIES II     $ 91.51       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.70%     SERIES II     $ 91.20       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.80%     SERIES II     $ 91.05       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.90%     SERIES II     $ 90.89       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.00%     SERIES II     $ 90.74       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.10%     SERIES II     $ 90.58       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.20%     SERIES II     $ 90.43        2

INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.25%     SERIES II     $103.59       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $101.64       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $103.15        1
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $101.37       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $102.80       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.80%     SERIES II     $102.63       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $101.10        3
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $102.45       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.95%     SERIES II     $101.03       10
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.00%     SERIES II     $102.28       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.10%     SERIES II     $102.10        4
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $100.69        2
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $101.93       30
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.25%     SERIES II     $100.62        8
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.34%     SERIES II     $100.50       60
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.45%     SERIES II     $ 87.60       --

INVESCO V.I. HIGH YIELD FUND.........   0.00%     SERIES II     $ 95.81       --
INVESCO V.I. HIGH YIELD FUND.........   0.25%     SERIES II     $ 95.66       --
INVESCO V.I. HIGH YIELD FUND.........   0.50%     SERIES II     $ 95.50       --
INVESCO V.I. HIGH YIELD FUND.........   0.70%     SERIES II     $ 95.38       --
INVESCO V.I. HIGH YIELD FUND.........   0.80%     SERIES II     $ 95.32       --
INVESCO V.I. HIGH YIELD FUND.........   0.90%     SERIES II     $ 95.26       --
INVESCO V.I. HIGH YIELD FUND.........   0.95%     SERIES II     $ 95.23        1
INVESCO V.I. HIGH YIELD FUND.........   1.00%     SERIES II     $ 95.20       --
INVESCO V.I. HIGH YIELD FUND.........   1.10%     SERIES II     $ 95.14        2
INVESCO V.I. HIGH YIELD FUND.........   1.20%     SERIES II     $ 95.08        5
INVESCO V.I. HIGH YIELD FUND.........   1.25%     SERIES II     $ 95.05        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $ 94.99       18
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $ 94.92       --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.25%     SERIES II     $102.26       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $ 87.27       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $101.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $ 87.16       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $101.48       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $101.31       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $ 87.04        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $101.13        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $ 87.02        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $100.96       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $100.79        2
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $ 86.88        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $100.62       37
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $ 86.85        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $ 86.80       39
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $ 86.74       --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.25%     SERIES II     $ 97.88       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $ 97.47       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $106.96       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $ 97.14       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $106.67       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $ 96.97       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $ 96.81       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $106.39        1
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $106.32        3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $ 96.64       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $ 96.48        2
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $ 96.31       14
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $105.96        4
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $105.89        7
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $105.76       36
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $ 85.14       --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.25%     SERIES II     $107.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $107.50       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $122.82       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $107.13       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $122.49       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.80%     SERIES II     $106.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $106.77       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $122.16       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $122.08        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $106.58       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $106.40        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $106.22        7
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $121.67        1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $121.59        3
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $121.44       18
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.45%     SERIES II     $ 88.33       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                --------- -------------- ---------- -----------
IVY FUNDS VIP ENERGY...........   0.25%   COMMON SHARES   $103.64        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $103.21        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $116.61        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $102.85        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $116.30         1
IVY FUNDS VIP ENERGY...........   0.80%   COMMON SHARES   $102.68        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $102.50        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $115.99         2
IVY FUNDS VIP ENERGY...........   0.95%   COMMON SHARES   $115.92         9
IVY FUNDS VIP ENERGY...........   1.00%   COMMON SHARES   $102.33        --
IVY FUNDS VIP ENERGY...........   1.10%   COMMON SHARES   $102.16         3
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $101.98        31
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $115.53        10
IVY FUNDS VIP ENERGY...........   1.25%   COMMON SHARES   $115.45         9
IVY FUNDS VIP ENERGY...........   1.34%   COMMON SHARES   $115.31        78
IVY FUNDS VIP ENERGY...........   1.45%   COMMON SHARES   $ 86.86        --

IVY FUNDS VIP HIGH INCOME......   0.25%   COMMON SHARES   $111.93        --
IVY FUNDS VIP HIGH INCOME......   0.50%   COMMON SHARES   $111.56        --
IVY FUNDS VIP HIGH INCOME......   0.70%   COMMON SHARES   $111.26        --
IVY FUNDS VIP HIGH INCOME......   0.80%   COMMON SHARES   $111.12        --
IVY FUNDS VIP HIGH INCOME......   0.90%   COMMON SHARES   $110.97         4
IVY FUNDS VIP HIGH INCOME......   0.95%   COMMON SHARES   $110.89        28
IVY FUNDS VIP HIGH INCOME......   1.00%   COMMON SHARES   $110.82        --
IVY FUNDS VIP HIGH INCOME......   1.10%   COMMON SHARES   $110.67        14
IVY FUNDS VIP HIGH INCOME......   1.20%   COMMON SHARES   $110.52        62
IVY FUNDS VIP HIGH INCOME......   1.25%   COMMON SHARES   $110.45        37
IVY FUNDS VIP HIGH INCOME......   1.34%   COMMON SHARES   $110.31       156
IVY FUNDS VIP HIGH INCOME......   1.45%   COMMON SHARES   $ 98.24        --

IVY FUNDS VIP MID CAP GROWTH...   0.00%   COMMON SHARES   $ 90.46        --
IVY FUNDS VIP MID CAP GROWTH...   0.25%   COMMON SHARES   $ 90.31        --
IVY FUNDS VIP MID CAP GROWTH...   0.50%   COMMON SHARES   $ 90.17        --
IVY FUNDS VIP MID CAP GROWTH...   0.70%   COMMON SHARES   $ 90.05        --
IVY FUNDS VIP MID CAP GROWTH...   0.80%   COMMON SHARES   $ 89.99        --
IVY FUNDS VIP MID CAP GROWTH...   0.90%   COMMON SHARES   $ 89.94         1
IVY FUNDS VIP MID CAP GROWTH...   0.95%   COMMON SHARES   $ 89.91         3
IVY FUNDS VIP MID CAP GROWTH...   1.00%   COMMON SHARES   $ 89.88        --
IVY FUNDS VIP MID CAP GROWTH...   1.10%   COMMON SHARES   $ 89.82         1
IVY FUNDS VIP MID CAP GROWTH...   1.20%   COMMON SHARES   $ 89.76        10
IVY FUNDS VIP MID CAP GROWTH...   1.25%   COMMON SHARES   $ 89.73         4
IVY FUNDS VIP MID CAP GROWTH...   1.34%   COMMON SHARES   $ 89.68        45
IVY FUNDS VIP MID CAP GROWTH...   1.45%   COMMON SHARES   $ 89.62        --

IVY FUNDS VIP SMALL CAP GROWTH.   0.25%   COMMON SHARES   $101.06        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $ 79.53        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $100.63        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $ 79.43        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $100.29        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.80%   COMMON SHARES   $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 79.33         1
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 99.95        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.95%   COMMON SHARES   $ 79.30         1
IVY FUNDS VIP SMALL CAP GROWTH.   1.00%   COMMON SHARES   $ 99.78        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                     --------- -------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%   COMMON SHARES   $ 99.61         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 79.17        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 99.44         9
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%   COMMON SHARES   $ 79.15         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%   COMMON SHARES   $ 79.10        19
IVY FUNDS VIP SMALL CAP GROWTH......................   1.45%   COMMON SHARES   $ 79.04        --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.25%   SERVICE SHARES  $ 93.05        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%   SERVICE SHARES  $ 92.74        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%   SERVICE SHARES  $ 92.49         3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%   SERVICE SHARES  $ 92.37        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%   SERVICE SHARES  $ 92.25        12
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%   SERVICE SHARES  $ 92.18        29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%   SERVICE SHARES  $ 92.12        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%   SERVICE SHARES  $ 92.00        15
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%   SERVICE SHARES  $ 91.87       123
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%   SERVICE SHARES  $ 91.81        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%   SERVICE SHARES  $ 91.70       285
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%   SERVICE SHARES  $ 82.12        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.25%   SERVICE CLASS   $104.51        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $104.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $108.94        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $103.72        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $108.65        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%   SERVICE CLASS   $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $103.36         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $108.36         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%   SERVICE CLASS   $108.29        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.00%   SERVICE CLASS   $103.19        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.10%   SERVICE CLASS   $103.01         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $102.84        75
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $107.92         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.25%   SERVICE CLASS   $107.85        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.34%   SERVICE CLASS   $107.72       157
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.45%   SERVICE CLASS   $ 91.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................   0.25%   SERVICE CLASS   $119.47        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.50%   SERVICE CLASS   $119.07        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.70%   SERVICE CLASS   $118.75        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.80%   SERVICE CLASS   $118.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.90%   SERVICE CLASS   $118.44         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.95%   SERVICE CLASS   $118.36         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.00%   SERVICE CLASS   $118.28        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.10%   SERVICE CLASS   $118.12         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.20%   SERVICE CLASS   $117.96         7
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.25%   SERVICE CLASS   $117.88         2
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.34%   SERVICE CLASS   $117.74        10
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.45%   SERVICE CLASS   $ 92.32        --

MFS(R) INVESTORS TRUST SERIES.......................   0.25%   SERVICE CLASS   $ 99.82        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $ 99.40        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $111.85        --
MFS(R) INVESTORS TRUST SERIES.......................   0.70%   SERVICE CLASS   $ 99.06        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.....   0.70%   SERVICE CLASS   $111.55         --
MFS(R) INVESTORS TRUST SERIES.....   0.80%   SERVICE CLASS   $ 98.89         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $ 98.72         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $111.25         --
MFS(R) INVESTORS TRUST SERIES.....   0.95%   SERVICE CLASS   $111.18          1
MFS(R) INVESTORS TRUST SERIES.....   1.00%   SERVICE CLASS   $ 98.56         --
MFS(R) INVESTORS TRUST SERIES.....   1.10%   SERVICE CLASS   $ 98.39          1
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $ 98.22         15
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $110.81          3
MFS(R) INVESTORS TRUST SERIES.....   1.25%   SERVICE CLASS   $110.73          1
MFS(R) INVESTORS TRUST SERIES.....   1.34%   SERVICE CLASS   $110.60         11
MFS(R) INVESTORS TRUST SERIES.....   1.45%   SERVICE CLASS   $ 90.30         --

MFS(R) TECHNOLOGY PORTFOLIO.......   0.25%   SERVICE CLASS   $120.43         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.50%   SERVICE CLASS   $120.03         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.70%   SERVICE CLASS   $119.71         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.80%   SERVICE CLASS   $119.55         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.90%   SERVICE CLASS   $119.39          1
MFS(R) TECHNOLOGY PORTFOLIO.......   0.95%   SERVICE CLASS   $119.31          4
MFS(R) TECHNOLOGY PORTFOLIO.......   1.00%   SERVICE CLASS   $119.23         --
MFS(R) TECHNOLOGY PORTFOLIO.......   1.10%   SERVICE CLASS   $119.07          2
MFS(R) TECHNOLOGY PORTFOLIO.......   1.20%   SERVICE CLASS   $118.91         19
MFS(R) TECHNOLOGY PORTFOLIO.......   1.25%   SERVICE CLASS   $118.83          6
MFS(R) TECHNOLOGY PORTFOLIO.......   1.34%   SERVICE CLASS   $118.68         48
MFS(R) TECHNOLOGY PORTFOLIO.......   1.45%   SERVICE CLASS   $ 92.48         --

MFS(R) UTILITIES SERIES...........   0.25%   SERVICE CLASS   $118.13         --
MFS(R) UTILITIES SERIES...........   0.50%   SERVICE CLASS   $117.74         --
MFS(R) UTILITIES SERIES...........   0.70%   SERVICE CLASS   $117.43          2
MFS(R) UTILITIES SERIES...........   0.80%   SERVICE CLASS   $117.27         --
MFS(R) UTILITIES SERIES...........   0.90%   SERVICE CLASS   $117.11          3
MFS(R) UTILITIES SERIES...........   0.95%   SERVICE CLASS   $117.03          7
MFS(R) UTILITIES SERIES...........   1.00%   SERVICE CLASS   $116.96         --
MFS(R) UTILITIES SERIES...........   1.10%   SERVICE CLASS   $116.80          4
MFS(R) UTILITIES SERIES...........   1.20%   SERVICE CLASS   $116.64         41
MFS(R) UTILITIES SERIES...........   1.25%   SERVICE CLASS   $116.56         12
MFS(R) UTILITIES SERIES...........   1.34%   SERVICE CLASS   $116.42        106
MFS(R) UTILITIES SERIES...........   1.45%   SERVICE CLASS   $ 94.91         --

MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         A         $ 93.39         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         A         $ 76.41         15
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         A         $ 93.90         49
MULTIMANAGER AGGRESSIVE EQUITY....   1.00%         A         $106.78         --
MULTIMANAGER AGGRESSIVE EQUITY....   1.20%         A         $ 81.89         21
MULTIMANAGER AGGRESSIVE EQUITY***.   1.34%         A         $ 69.95      5,698
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $120.51        729
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $126.88         27
MULTIMANAGER AGGRESSIVE EQUITY....   1.45%         A         $ 66.42          5
MULTIMANAGER AGGRESSIVE EQUITY....   0.25%         B         $ 72.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         B         $ 70.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         B         $ 75.09         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.80%         B         $166.25         --
MULTIMANAGER AGGRESSIVE EQUITY***.   0.90%         B         $ 57.71         14
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         B         $ 69.43          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......   0.95%         B         $ 72.79        84
MULTIMANAGER AGGRESSIVE EQUITY.......   1.00%         B         $137.04        --
MULTIMANAGER AGGRESSIVE EQUITY.......   1.10%         B         $ 71.44         9
MULTIMANAGER AGGRESSIVE EQUITY.......   1.20%         B         $ 66.45       170
MULTIMANAGER AGGRESSIVE EQUITY.......   1.25%         B         $ 76.41        17
MULTIMANAGER AGGRESSIVE EQUITY.......   1.30%         B         $ 88.48         4

MULTIMANAGER CORE BOND...............   0.25%         B         $159.10        --
MULTIMANAGER CORE BOND...............   0.50%         B         $155.17        --
MULTIMANAGER CORE BOND...............   0.70%         B         $133.26        --
MULTIMANAGER CORE BOND...............   0.70%         B         $152.07         1
MULTIMANAGER CORE BOND...............   0.80%         B         $119.85        --
MULTIMANAGER CORE BOND...............   0.90%         B         $131.41        --
MULTIMANAGER CORE BOND...............   0.90%         B         $149.04        13
MULTIMANAGER CORE BOND...............   0.95%         B         $148.29       115
MULTIMANAGER CORE BOND...............   1.00%         B         $147.55        --
MULTIMANAGER CORE BOND...............   1.10%         B         $146.06        28
MULTIMANAGER CORE BOND...............   1.20%         B         $128.66        --
MULTIMANAGER CORE BOND...............   1.20%         B         $144.59       110
MULTIMANAGER CORE BOND...............   1.25%         B         $126.07        82
MULTIMANAGER CORE BOND...............   1.30%         B         $124.83         5
MULTIMANAGER CORE BOND...............   1.34%         B         $142.56       487
MULTIMANAGER CORE BOND...............   1.35%         B         $142.41         3
MULTIMANAGER CORE BOND...............   1.45%         B         $140.97        --

MULTIMANAGER INTERNATIONAL EQUITY....   0.25%         B         $119.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.50%         B         $116.60        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $ 95.63        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $114.27         1
MULTIMANAGER INTERNATIONAL EQUITY....   0.80%         B         $138.81        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $ 94.29        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $112.00        12
MULTIMANAGER INTERNATIONAL EQUITY....   0.95%         B         $111.43        42
MULTIMANAGER INTERNATIONAL EQUITY....   1.00%         B         $110.87        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.10%         B         $109.76         4
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $ 87.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $108.65        51
MULTIMANAGER INTERNATIONAL EQUITY....   1.25%         B         $ 57.75         9
MULTIMANAGER INTERNATIONAL EQUITY....   1.30%         B         $ 67.11         2
MULTIMANAGER INTERNATIONAL EQUITY....   1.34%         B         $107.12       354
MULTIMANAGER INTERNATIONAL EQUITY***.   1.34%         B         $123.75        14
MULTIMANAGER INTERNATIONAL EQUITY....   1.35%         B         $107.01        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.45%         B         $105.93        --

MULTIMANAGER LARGE CAP CORE EQUITY...   0.25%         B         $111.89        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.50%         B         $109.12        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $102.47        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $106.95        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.80%         B         $155.73        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $101.05        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $103.76        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $104.81         2
MULTIMANAGER LARGE CAP CORE EQUITY...   0.95%         B         $104.29         8
MULTIMANAGER LARGE CAP CORE EQUITY...   1.00%         B         $103.76        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                    --------- -------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $102.72         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $ 98.93        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $101.68        16
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $ 75.18         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $ 83.87         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $100.25        95
MULTIMANAGER LARGE CAP CORE EQUITY.   1.35%         B         $100.15        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $ 99.14        --

MULTIMANAGER LARGE CAP VALUE.......   0.25%         B         $127.59        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $124.43        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $104.95        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $121.95         3
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $158.07        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $103.49        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $119.52         4
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $118.92        49
MULTIMANAGER LARGE CAP VALUE.......   1.00%         B         $118.32        --
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $117.13         5
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $101.33        --
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $115.95        62
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $ 73.75        10
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $ 82.97         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $114.32       279
MULTIMANAGER LARGE CAP VALUE.......   1.35%         B         $114.20        --
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $113.05        --

MULTIMANAGER MID CAP GROWTH........   0.25%         B         $119.36        --
MULTIMANAGER MID CAP GROWTH........   0.50%         B         $116.41        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $114.08         1
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $123.55        --
MULTIMANAGER MID CAP GROWTH........   0.80%         B         $183.07        --
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $111.81         6
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $121.83        --
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $111.25        41
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $110.69        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $109.57         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $108.47        64
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $113.13        --
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $ 87.26         9
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $101.26         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $106.94       437
MULTIMANAGER MID CAP GROWTH***.....   1.34%         B         $159.94         8
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $106.83        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $105.75        --

MULTIMANAGER MID CAP VALUE.........   0.25%         B         $145.56        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $141.96        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $121.55        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $139.12         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $181.17        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $119.86        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $136.35         8
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $135.66        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.......   1.00%         B         $134.98        --
MULTIMANAGER MID CAP VALUE.......   1.10%         B         $133.62         6
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $111.30        --
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $132.28        49
MULTIMANAGER MID CAP VALUE.......   1.25%         B         $ 84.09        14
MULTIMANAGER MID CAP VALUE.......   1.30%         B         $ 96.63         2
MULTIMANAGER MID CAP VALUE.......   1.34%         B         $130.42       316
MULTIMANAGER MID CAP VALUE***....   1.34%         B         $166.07         5
MULTIMANAGER MID CAP VALUE.......   1.35%         B         $130.28        --
MULTIMANAGER MID CAP VALUE.......   1.45%         B         $128.97        --

MULTIMANAGER MULTI-SECTOR BOND...   0.50%         A         $ 98.22        --
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         A         $113.93         2
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         A         $148.19        11
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         A         $159.78        --
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         A         $123.83         5
MULTIMANAGER MULTI-SECTOR BOND...   1.34%         A         $163.72       522
MULTIMANAGER MULTI-SECTOR BOND...   1.35%         A         $174.49         5
MULTIMANAGER MULTI-SECTOR BOND...   1.45%         A         $ 95.68         1
MULTIMANAGER MULTI-SECTOR BOND...   0.25%         B         $130.89        --
MULTIMANAGER MULTI-SECTOR BOND...   0.50%         B         $127.26         1
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         B         $118.98        --
MULTIMANAGER MULTI-SECTOR BOND...   0.80%         B         $122.71        --
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         B         $100.07         5
MULTIMANAGER MULTI-SECTOR BOND...   0.95%         B         $115.34        96
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         B         $134.80        --
MULTIMANAGER MULTI-SECTOR BOND...   1.10%         B         $113.20        12
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         B         $ 95.71       134
MULTIMANAGER MULTI-SECTOR BOND...   1.25%         B         $ 89.29        34
MULTIMANAGER MULTI-SECTOR BOND...   1.30%         B         $ 93.07         7

MULTIMANAGER SMALL CAP GROWTH....   0.00%         B         $118.32        --
MULTIMANAGER SMALL CAP GROWTH....   0.25%         B         $116.20        --
MULTIMANAGER SMALL CAP GROWTH....   0.50%         B         $114.12        --
MULTIMANAGER SMALL CAP GROWTH....   0.70%         B         $112.47         1
MULTIMANAGER SMALL CAP GROWTH....   0.80%         B         $170.34        --
MULTIMANAGER SMALL CAP GROWTH....   0.90%         B         $110.84         5
MULTIMANAGER SMALL CAP GROWTH....   0.95%         B         $110.44        24
MULTIMANAGER SMALL CAP GROWTH....   1.00%         B         $110.04        --
MULTIMANAGER SMALL CAP GROWTH....   1.10%         B         $109.24         3
MULTIMANAGER SMALL CAP GROWTH....   1.20%         B         $108.44        35
MULTIMANAGER SMALL CAP GROWTH....   1.25%         B         $ 73.60         5
MULTIMANAGER SMALL CAP GROWTH....   1.30%         B         $ 84.29         1
MULTIMANAGER SMALL CAP GROWTH***.   1.34%         B         $106.67        14
MULTIMANAGER SMALL CAP GROWTH....   1.34%         B         $107.34       276
MULTIMANAGER SMALL CAP GROWTH....   1.35%         B         $107.26         1
MULTIMANAGER SMALL CAP GROWTH....   1.45%         B         $106.47        --

MULTIMANAGER SMALL CAP VALUE.....   0.25%         B         $167.79        --
MULTIMANAGER SMALL CAP VALUE.....   0.50%         B         $163.11        --
MULTIMANAGER SMALL CAP VALUE.....   0.70%         B         $169.13         1
MULTIMANAGER SMALL CAP VALUE.....   0.80%         B         $187.54        --
MULTIMANAGER SMALL CAP VALUE.....   0.90%         B         $164.97        12
MULTIMANAGER SMALL CAP VALUE.....   0.95%         B         $129.37        42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                       --------- -------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................   1.00%         B         $162.93        --
MULTIMANAGER SMALL CAP VALUE..........................   1.10%         B         $160.90         2
MULTIMANAGER SMALL CAP VALUE..........................   1.20%         B         $158.90        57
MULTIMANAGER SMALL CAP VALUE..........................   1.25%         B         $ 71.74         3
MULTIMANAGER SMALL CAP VALUE..........................   1.30%         B         $ 78.35        --
MULTIMANAGER SMALL CAP VALUE***.......................   1.34%         B         $154.82        19
MULTIMANAGER SMALL CAP VALUE..........................   1.34%         B         $156.14       559
MULTIMANAGER SMALL CAP VALUE..........................   1.35%         B         $155.94         1
MULTIMANAGER SMALL CAP VALUE..........................   1.45%         B         $120.74        --

MULTIMANAGER TECHNOLOGY...............................   0.25%         B         $122.85        --
MULTIMANAGER TECHNOLOGY...............................   0.50%         B         $119.81         1
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $117.42         3
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $133.23        --
MULTIMANAGER TECHNOLOGY...............................   0.80%         B         $180.28        --
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $115.08        10
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $131.38        --
MULTIMANAGER TECHNOLOGY***............................   0.90%         B         $121.29        --
MULTIMANAGER TECHNOLOGY...............................   0.95%         B         $114.50        45
MULTIMANAGER TECHNOLOGY...............................   1.00%         B         $113.93        --
MULTIMANAGER TECHNOLOGY...............................   1.10%         B         $112.78        10
MULTIMANAGER TECHNOLOGY...............................   1.20%         B         $111.64       131
MULTIMANAGER TECHNOLOGY...............................   1.25%         B         $ 92.73        18
MULTIMANAGER TECHNOLOGY...............................   1.30%         B         $108.96         3
MULTIMANAGER TECHNOLOGY...............................   1.34%         B         $110.07       750
MULTIMANAGER TECHNOLOGY***............................   1.34%         B         $170.97         4
MULTIMANAGER TECHNOLOGY...............................   1.35%         B         $109.96         2
MULTIMANAGER TECHNOLOGY...............................   1.45%         B         $108.85         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.25%   SERVICE CLASS   $106.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.50%   SERVICE CLASS   $106.07        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.70%   SERVICE CLASS   $105.70        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.80%   SERVICE CLASS   $105.53        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.90%   SERVICE CLASS   $105.35        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.00%   SERVICE CLASS   $105.17        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.10%   SERVICE CLASS   $104.99        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.20%   SERVICE CLASS   $104.81         2

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.25%   ADVISOR CLASS   $114.35        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.50%   ADVISOR CLASS   $113.87        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.70%   ADVISOR CLASS   $113.48        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.80%   ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.90%   ADVISOR CLASS   $113.09         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.00%   ADVISOR CLASS   $112.90        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.10%   ADVISOR CLASS   $112.71        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.20%   ADVISOR CLASS   $112.52        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                               UNITS
                        CONTRACT                            OUTSTANDING
                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                        --------- -------------- ---------- -----------
TARGET 2015 ALLOCATION.   0.00%         B         $104.99        --
TARGET 2015 ALLOCATION.   0.25%         B         $103.60        --
TARGET 2015 ALLOCATION.   0.50%         B         $102.23        --
TARGET 2015 ALLOCATION.   0.70%         B         $101.14         1
TARGET 2015 ALLOCATION.   0.80%         B         $144.19        --
TARGET 2015 ALLOCATION.   0.90%         B         $100.06        14
TARGET 2015 ALLOCATION.   0.95%         B         $ 99.80         8
TARGET 2015 ALLOCATION.   1.00%         B         $ 99.53        --
TARGET 2015 ALLOCATION.   1.10%         B         $ 99.00         4
TARGET 2015 ALLOCATION.   1.20%         B         $ 98.46        22
TARGET 2015 ALLOCATION.   1.25%         B         $ 85.09        11
TARGET 2015 ALLOCATION.   1.30%         B         $ 93.48        --
TARGET 2015 ALLOCATION.   1.34%         B         $ 97.73       156
TARGET 2015 ALLOCATION.   1.35%         B         $ 97.67         1
TARGET 2015 ALLOCATION.   1.45%         B         $ 97.15        --

TARGET 2025 ALLOCATION.   0.00%         B         $101.46        --
TARGET 2025 ALLOCATION.   0.25%         B         $100.12        --
TARGET 2025 ALLOCATION.   0.50%         B         $ 98.80        --
TARGET 2025 ALLOCATION.   0.70%         B         $ 97.74         3
TARGET 2025 ALLOCATION.   0.80%         B         $151.51        --
TARGET 2025 ALLOCATION.   0.90%         B         $ 96.70        19
TARGET 2025 ALLOCATION.   0.95%         B         $ 96.44        10
TARGET 2025 ALLOCATION.   1.00%         B         $ 96.19        --
TARGET 2025 ALLOCATION.   1.10%         B         $ 95.67        13
TARGET 2025 ALLOCATION.   1.20%         B         $ 95.16        50
TARGET 2025 ALLOCATION.   1.25%         B         $ 80.89         9
TARGET 2025 ALLOCATION.   1.30%         B         $ 89.94        --
TARGET 2025 ALLOCATION.   1.34%         B         $ 94.44       202
TARGET 2025 ALLOCATION.   1.35%         B         $ 94.39        --
TARGET 2025 ALLOCATION.   1.45%         B         $ 93.88        --

TARGET 2035 ALLOCATION.   0.00%         B         $ 99.35        --
TARGET 2035 ALLOCATION.   0.25%         B         $ 98.03        --
TARGET 2035 ALLOCATION.   0.50%         B         $ 96.73        --
TARGET 2035 ALLOCATION.   0.70%         B         $ 95.70         2
TARGET 2035 ALLOCATION.   0.80%         B         $157.27        --
TARGET 2035 ALLOCATION.   0.90%         B         $ 94.68        13
TARGET 2035 ALLOCATION.   0.95%         B         $ 94.43         7
TARGET 2035 ALLOCATION.   1.00%         B         $ 94.18        --
TARGET 2035 ALLOCATION.   1.10%         B         $ 93.67        11
TARGET 2035 ALLOCATION.   1.20%         B         $ 93.17        45
TARGET 2035 ALLOCATION.   1.25%         B         $ 77.97         9
TARGET 2035 ALLOCATION.   1.30%         B         $ 87.66        --
TARGET 2035 ALLOCATION.   1.34%         B         $ 92.47       171
TARGET 2035 ALLOCATION.   1.35%         B         $ 92.42        --
TARGET 2035 ALLOCATION.   1.45%         B         $ 91.92        --

TARGET 2045 ALLOCATION.   0.00%         B         $ 96.35        --
TARGET 2045 ALLOCATION.   0.25%         B         $ 95.07        --
TARGET 2045 ALLOCATION.   0.50%         B         $ 93.82        --
TARGET 2045 ALLOCATION.   0.70%         B         $ 92.82        --
TARGET 2045 ALLOCATION.   0.80%         B         $162.44        --
TARGET 2045 ALLOCATION.   0.90%         B         $ 91.83         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
TARGET 2045 ALLOCATION................   0.95%         B         $ 91.58         5
TARGET 2045 ALLOCATION................   1.00%         B         $ 91.34        --
TARGET 2045 ALLOCATION................   1.10%         B         $ 90.85         8
TARGET 2045 ALLOCATION................   1.20%         B         $ 90.36        32
TARGET 2045 ALLOCATION................   1.25%         B         $ 74.41         3
TARGET 2045 ALLOCATION................   1.30%         B         $ 84.60        --
TARGET 2045 ALLOCATION................   1.34%         B         $ 89.68       122
TARGET 2045 ALLOCATION................   1.35%         B         $ 89.63        --
TARGET 2045 ALLOCATION................   1.45%         B         $ 89.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.25%      CLASS 2      $103.81        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%      CLASS 2      $103.37        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%      CLASS 2      $103.02        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%      CLASS 2      $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%      CLASS 2      $102.67         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%      CLASS 2      $102.49        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%      CLASS 2      $102.32         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%      CLASS 2      $102.14        63

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.00%   CLASS S SHARES  $ 83.66        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.25%   CLASS S SHARES  $ 83.52        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%   CLASS S SHARES  $ 83.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%   CLASS S SHARES  $ 83.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%   CLASS S SHARES  $ 83.23        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%   CLASS S SHARES  $ 83.18         2
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%   CLASS S SHARES  $ 83.15         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%   CLASS S SHARES  $ 83.12        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%   CLASS S SHARES  $ 83.07         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%   CLASS S SHARES  $ 83.02        17
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%   CLASS S SHARES  $ 82.99         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%   CLASS S SHARES  $ 82.94        44
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%   CLASS S SHARES  $ 82.88        --

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
**Contract charges reflect annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
***This Variable Investment Option is subject to a maximum expense limitation
   (See Note 7).


                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                AMERICAN CENTURY
                                                                    ALL ASSET   VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION*        FUND        ALLOCATION*    STRATEGY*
                                                                   -----------  ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   366,992      $ 14,865      $  4,938,646  $   387,015
  Expenses:
   Less: Asset-based charges......................................     237,564        12,372         4,682,658      367,704
   Less: Reduction for expense limitation.........................          --            --                --           --
                                                                   -----------      --------      ------------  -----------
   Net Expenses...................................................     237,564        12,372         4,682,658      367,704
                                                                   -----------      --------      ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................     129,428         2,493           255,988       19,311
                                                                   -----------      --------      ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     263,078        12,264        (4,475,318)     231,093
   Realized gain distribution from The Trusts.....................     566,880        19,622         9,297,872      458,405
                                                                   -----------      --------      ------------  -----------
  Net realized gain (loss)........................................     829,958        31,886         4,822,554      689,498
                                                                   -----------      --------      ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,112,108)      (52,670)      (38,727,822)  (1,867,333)
                                                                   -----------      --------      ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,282,150)      (20,784)      (33,905,268)  (1,177,835)
                                                                   -----------      --------      ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,152,722)     $(18,291)     $(33,649,280) $(1,158,524)
                                                                   ===========      ========      ============  ===========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,921,312       $  69,229
  Expenses:
   Less: Asset-based charges......................................     1,360,244          64,277
   Less: Reduction for expense limitation.........................            --              --
                                                                     -----------       ---------
   Net Expenses...................................................     1,360,244          64,277
                                                                     -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................       561,068           4,952
                                                                     -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,170,888          20,172
   Realized gain distribution from The Trusts.....................     2,200,640          85,969
                                                                     -----------       ---------
  Net realized gain (loss)........................................     3,371,528         106,141
                                                                     -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.    (3,341,680)       (283,295)
                                                                     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        29,848        (177,154)
                                                                     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   590,916       $(172,202)
                                                                     ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 32,759        $ 2,499,290    $  16,951  $ 27,171,376
  Expenses:
   Less: Asset-based charges......................................       22,233          2,000,223       16,605    22,372,957
   Less: Reduction for expense limitation.........................           --                 --           --    (4,947,035)
                                                                       --------        -----------    ---------  ------------
   Net Expenses...................................................       22,233          2,000,223       16,605    17,425,922
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       10,526            499,067          346     9,745,454
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        9,158           (951,441)     (59,734)  (26,377,560)
   Realized gain distribution from The Trusts.....................       25,098          3,757,085       22,731    37,842,918
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................       34,256          2,805,644      (37,003)   11,465,358
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (51,339)        (6,722,347)     (86,659)  (72,874,301)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (17,083)        (3,916,703)    (123,662)  (61,408,943)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (6,557)       $(3,417,636)   $(123,316) $(51,663,489)
                                                                       ========        ===========    =========  ============

                                                                    AXA MODERATE-   AXA TACTICAL
                                                                   PLUS ALLOCATION* MANAGER 2000*
                                                                   ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 12,094,362     $     291
  Expenses:
   Less: Asset-based charges......................................     10,597,827        13,247
   Less: Reduction for expense limitation.........................             --            --
                                                                     ------------     ---------
   Net Expenses...................................................     10,597,827        13,247
                                                                     ------------     ---------

NET INVESTMENT INCOME (LOSS)......................................      1,496,535       (12,956)
                                                                     ------------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (39,084,742)      (39,394)
   Realized gain distribution from The Trusts.....................     21,673,353        25,900
                                                                     ------------     ---------
  Net realized gain (loss)........................................    (17,411,389)      (13,494)
                                                                     ------------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (37,194,527)     (125,693)
                                                                     ------------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (54,605,916)     (139,187)
                                                                     ------------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(53,109,381)    $(152,143)
                                                                     ============     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                              AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN
                                                                   MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*
                                                                   ------------ ------------ -------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $     959    $  16,697     $  45,167        $         --
  Expenses:
   Less: Asset-based charges......................................     26,462       32,187        24,767           4,072,287
   Less: Reduction for expense limitation.........................         --           --            --                  --
                                                                    ---------    ---------     ---------        ------------
   Net Expenses...................................................     26,462       32,187        24,767           4,072,287
                                                                    ---------    ---------     ---------        ------------

NET INVESTMENT INCOME (LOSS)......................................    (25,503)     (15,490)       20,400          (4,072,287)
                                                                    ---------    ---------     ---------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (24,099)      45,006       (31,888)         14,591,389
   Realized gain distribution from The Trusts.....................     57,164       42,458        19,375          12,178,600
                                                                    ---------    ---------     ---------        ------------
  Net realized gain (loss)........................................     33,065       87,464       (12,513)         26,769,989
                                                                    ---------    ---------     ---------        ------------

  Change in unrealized appreciation (depreciation) of investments.   (372,562)    (262,625)     (527,359)        (27,399,164)
                                                                    ---------    ---------     ---------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (339,497)    (175,161)     (539,872)           (629,175)
                                                                    ---------    ---------     ---------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(365,000)   $(190,651)    $(519,472)       $ (4,701,462)
                                                                    =========    =========     =========        ============

                                                                   EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                   SMALL CAP VALUE BASIC VALUE
                                                                        CORE*        EQUITY*
                                                                   --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    19,887   $  5,146,059
  Expenses:
   Less: Asset-based charges......................................       190,041      5,238,338
   Less: Reduction for expense limitation.........................            --             --
                                                                     -----------   ------------
   Net Expenses...................................................       190,041      5,238,338
                                                                     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................      (170,154)       (92,279)
                                                                     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,245,770    (17,546,709)
   Realized gain distribution from The Trusts.....................            --             --
                                                                     -----------   ------------
  Net realized gain (loss)........................................     1,245,770    (17,546,709)
                                                                     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (2,698,932)      (571,028)
                                                                     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,453,162)   (18,117,737)
                                                                     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,623,316)  $(18,210,016)
                                                                     ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                                                       INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                                                   --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,054,047    $  90,071   $ 1,148,843   $ 30,051,149
  Expenses:
   Less: Asset-based charges......................................       726,875      306,232     2,099,567     29,478,963
   Less: Reduction for expense limitation.........................            --           --            --     (1,786,315)
                                                                     -----------    ---------   -----------   ------------
   Net Expenses...................................................       726,875      306,232     2,099,567     27,692,648
                                                                     -----------    ---------   -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................       327,172     (216,161)     (950,724)     2,358,501
                                                                     -----------    ---------   -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
   Realized gain distribution from The Trusts.....................            --           --            --             --
                                                                     -----------    ---------   -----------   ------------
  Net realized gain (loss)........................................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
                                                                     -----------    ---------   -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.       (64,453)     488,486     8,749,797     16,325,355
                                                                     -----------    ---------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,186,241)    (110,287)    5,380,628    (10,481,626)
                                                                     -----------    ---------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (859,069)   $(326,448)  $ 4,429,904   $ (8,123,125)
                                                                     ===========    =========   ===========   ============

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK
                                                                      INDEX*        VENTURE*
                                                                   ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,302,794     $    83,418
  Expenses:
   Less: Asset-based charges......................................   1,567,810         348,024
   Less: Reduction for expense limitation.........................          --              --
                                                                   -----------     -----------
   Net Expenses...................................................   1,567,810         348,024
                                                                   -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     734,984        (264,606)
                                                                   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (3,003,652)      2,525,168
   Realized gain distribution from The Trusts.....................          --              --
                                                                   -----------     -----------
  Net realized gain (loss)........................................  (3,003,652)      2,525,168
                                                                   -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.   6,541,464      (3,942,795)
                                                                   -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,537,812      (1,417,627)
                                                                   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 4,272,796     $(1,682,233)
                                                                   ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                   EQ/FRANKLIN
                                                                   EQ/EQUITY 500 EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                                      INDEX*          PLUS*          BALANCED*     ALLOCATION*
                                                                   ------------- ---------------- ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $13,189,595    $    907,398     $ 2,470,185    $   904,480
  Expenses:
   Less: Asset-based charges......................................   10,262,636       4,517,455         983,530        632,746
   Less: Reduction for expense limitation.........................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
   Net Expenses...................................................   10,262,636       4,517,455         983,530        632,746
                                                                    -----------    ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    2,926,959      (3,610,057)      1,486,655        271,734
                                                                    -----------    ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
   Realized gain distribution from The Trusts.....................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
  Net realized gain (loss)........................................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
                                                                    -----------    ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (1,949,901)     (8,979,323)        418,488     (2,398,689)
                                                                    -----------    ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,048,106     (21,268,920)     (2,326,073)    (3,162,012)
                                                                    -----------    ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 3,975,065    $(24,878,977)    $  (839,418)   $(2,890,278)
                                                                    ===========    ============     ===========    ===========

                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                   AND ACQUISITIONS* COMPANY VALUE*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $    36,411     $    279,937
  Expenses:
   Less: Asset-based charges......................................        253,735        4,663,035
   Less: Reduction for expense limitation.........................             --               --
                                                                      -----------     ------------
   Net Expenses...................................................        253,735        4,663,035
                                                                      -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................       (217,324)      (4,383,098)
                                                                      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        742,792       28,353,810
   Realized gain distribution from The Trusts.....................        724,769        4,038,676
                                                                      -----------     ------------
  Net realized gain (loss)........................................      1,467,561       32,392,486
                                                                      -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     (1,261,342)     (45,736,303)
                                                                      -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        206,219      (13,343,817)
                                                                      -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $   (11,105)    $(17,726,915)
                                                                      ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   EQ/INTERMEDIATE
                                                                   EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND
                                                                       PLUS*       SECTOR EQUITY*      INDEX*
                                                                   -------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $2,758,612     $  7,124,310     $  554,038
  Expenses:
   Less: Asset-based charges......................................      998,208        5,307,334      1,192,725
   Less: Reduction for expense limitation.........................           --               --         (5,281)
                                                                     ----------     ------------     ----------
   Net Expenses...................................................      998,208        5,307,334      1,187,444
                                                                     ----------     ------------     ----------

NET INVESTMENT INCOME (LOSS)......................................    1,760,404        1,816,976       (633,406)
                                                                     ----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      788,516      (12,023,887)       320,881
   Realized gain distribution from The Trusts.....................      284,544               --             --
                                                                     ----------     ------------     ----------
  Net realized gain (loss)........................................    1,073,060      (12,023,887)       320,881
                                                                     ----------     ------------     ----------

  Change in unrealized appreciation (depreciation) of investments.     (436,441)     (45,247,524)     4,141,063
                                                                     ----------     ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      636,619      (57,271,411)     4,461,944
                                                                     ----------     ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $2,397,023     $(55,454,435)    $3,828,538
                                                                     ==========     ============     ==========

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,894,069     $ 13,617,871     $  4,590,381
  Expenses:
   Less: Asset-based charges......................................      1,808,675        6,039,524        3,073,369
   Less: Reduction for expense limitation.........................             --               --               --
                                                                     ------------     ------------     ------------
   Net Expenses...................................................      1,808,675        6,039,524        3,073,369
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................      2,085,394        7,578,347        1,517,012
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,894,704)     (26,743,984)     (27,918,441)
   Realized gain distribution from The Trusts.....................             --               --               --
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................     (6,894,704)     (26,743,984)     (27,918,441)
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (21,642,141)     (40,823,026)     (15,263,773)
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (28,536,845)     (67,567,010)     (43,182,214)
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(26,451,451)    $(59,988,663)    $(41,665,202)
                                                                     ============     ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   490,796       $ 155,963      $ 1,070,318  $    962,880
  Expenses:
   Less: Asset-based charges......................................      615,594         194,544        1,581,992     3,153,201
   Less: Reduction for expense limitation.........................           --              --               --            --
                                                                    -----------       ---------      -----------  ------------
   Net Expenses...................................................      615,594         194,544        1,581,992     3,153,201
                                                                    -----------       ---------      -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     (124,798)        (38,581)        (511,674)   (2,190,321)
                                                                    -----------       ---------      -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,479,571)       (733,527)       4,003,589    11,477,691
   Realized gain distribution from The Trusts.....................           --         462,717               --            --
                                                                    -----------       ---------      -----------  ------------
  Net realized gain (loss)........................................   (5,479,571)       (270,810)       4,003,589    11,477,691
                                                                    -----------       ---------      -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.    2,446,530        (510,019)      (2,093,917)  (18,354,576)
                                                                    -----------       ---------      -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (3,033,041)       (780,829)       1,909,672    (6,876,885)
                                                                    -----------       ---------      -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(3,157,839)      $(819,410)     $ 1,397,998  $ (9,067,206)
                                                                    ===========       =========      ===========  ============

                                                                   EQ/LARGE CAP EQ/LARGE CAP
                                                                   VALUE INDEX* VALUE PLUS*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  509,522  $  9,962,210
  Expenses:
   Less: Asset-based charges......................................     359,550    10,017,531
   Less: Reduction for expense limitation.........................          --            --
                                                                    ----------  ------------
   Net Expenses...................................................     359,550    10,017,531
                                                                    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     149,972       (55,321)
                                                                    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,765,812   (73,868,687)
   Realized gain distribution from The Trusts.....................          --            --
                                                                    ----------  ------------
  Net realized gain (loss)........................................   1,765,812   (73,868,687)
                                                                    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.     133,059    28,991,504
                                                                    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,898,871   (44,877,183)
                                                                    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,048,843  $(44,932,504)
                                                                    ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      EQ/MFS
                                                                   EQ/LORD ABBETT  INTERNATIONAL
                                                                   LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                                   --------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   306,011   $    446,398    $  2,027,279
  Expenses:
   Less: Asset-based charges......................................       545,376        858,384       4,177,196
   Less: Reduction for expense limitation.........................            --             --              --
                                                                     -----------   ------------    ------------
   Net Expenses...................................................       545,376        858,384       4,177,196
                                                                     -----------   ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      (239,365)      (411,986)     (2,149,917)
                                                                     -----------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,069,132      6,012,328     (18,441,002)
   Realized gain distribution from The Trusts.....................            --      1,828,234              --
                                                                     -----------   ------------    ------------
  Net realized gain (loss)........................................     3,069,132      7,840,562     (18,441,002)
                                                                     -----------   ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.    (7,462,522)   (15,801,239)      9,588,070
                                                                     -----------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,393,390)    (7,960,677)     (8,852,932)
                                                                     -----------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(4,632,755)  $ (8,372,663)   $(11,002,849)
                                                                     ===========   ============    ============

                                                                   EQ/MID CAP VALUE                    EQ/MONTAG &
                                                                        PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,847,515     $    12,043      $   192,046
  Expenses:
   Less: Asset-based charges......................................      5,972,695       1,406,473          495,422
   Less: Reduction for expense limitation.........................             --              --               --
                                                                     ------------     -----------      -----------
   Net Expenses...................................................      5,972,695       1,406,473          495,422
                                                                     ------------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,125,180)     (1,394,430)        (303,376)
                                                                     ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (12,214,715)            283        3,702,704
   Realized gain distribution from The Trusts.....................             --              --               --
                                                                     ------------     -----------      -----------
  Net realized gain (loss)........................................    (12,214,715)            283        3,702,704
                                                                     ------------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    (33,642,474)        (12,801)      (2,773,412)
                                                                     ------------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (45,857,189)        (12,518)         929,292
                                                                     ------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(47,982,369)    $(1,406,948)     $   625,916
                                                                     ============     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                       GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                                   --------------- --------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    492,218     $   259,549    $   390,720    $   649,490
  Expenses:
   Less: Asset-based charges......................................     2,468,975         372,835        602,531      1,663,570
   Less: Reduction for expense limitation.........................            --              --             --             --
                                                                    ------------     -----------    -----------    -----------
   Net Expenses...................................................     2,468,975         372,835        602,531      1,663,570
                                                                    ------------     -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,976,757)       (113,286)      (211,811)    (1,014,080)
                                                                    ------------     -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    22,681,385      (1,195,134)     3,420,505        649,685
   Realized gain distribution from The Trusts.....................    14,540,207              --             --             --
                                                                    ------------     -----------    -----------    -----------
  Net realized gain (loss)........................................    37,221,592      (1,195,134)     3,420,505        649,685
                                                                    ------------     -----------    -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (54,723,297)       (265,812)    (8,792,992)    (1,512,560)
                                                                    ------------     -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (17,501,705)     (1,460,946)    (5,372,487)      (862,875)
                                                                    ------------     -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(19,478,462)    $(1,574,232)   $(5,584,298)   $(1,876,955)
                                                                    ============     ===========    ===========    ===========

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                        PLUS*           INDEX*
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,604,662     $  1,248,152
  Expenses:
   Less: Asset-based charges......................................     1,867,080        2,345,840
   Less: Reduction for expense limitation.........................            --               --
                                                                     -----------     ------------
   Net Expenses...................................................     1,867,080        2,345,840
                                                                     -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................     1,737,582       (1,097,688)
                                                                     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (4,530,559)      (4,052,125)
   Realized gain distribution from The Trusts.....................            --       15,980,526
                                                                     -----------     ------------
  Net realized gain (loss)........................................    (4,530,559)      11,928,401
                                                                     -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     2,992,344      (20,321,282)
                                                                     -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,538,215)      (8,392,881)
                                                                     -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   199,367     $ (9,490,569)
                                                                     ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                                                   ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $   574,634     $   153,338    $   325,048
  Expenses:
   Less: Asset-based charges......................................     1,876,684         403,875         269,836        301,300
   Less: Reduction for expense limitation.........................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
   Net Expenses...................................................     1,876,684         403,875         269,836        301,300
                                                                     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,876,684)        170,759        (116,498)        23,748
                                                                     -----------     -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (206,698)        644,583         920,554        929,847
   Realized gain distribution from The Trusts.....................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
  Net realized gain (loss)........................................      (206,698)        644,583         920,554        929,847
                                                                     -----------     -----------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (3,004,834)     (3,903,762)     (1,577,193)    (1,730,649)
                                                                     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (3,211,532)     (3,259,179)       (656,639)      (800,802)
                                                                     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(5,088,216)    $(3,088,420)    $  (773,137)   $  (777,054)
                                                                     ===========     ===========     ===========    ===========

                                                                                  FIDELITY(R) VIP
                                                                   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                   OMEGA GROWTH*     PORTFOLIO
                                                                   -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $         --    $   574,632
  Expenses:
   Less: Asset-based charges......................................     1,158,374        574,437
   Less: Reduction for expense limitation.........................            --             --
                                                                    ------------    -----------
   Net Expenses...................................................     1,158,374        574,437
                                                                    ------------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,158,374)           195
                                                                    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     7,571,944        551,802
   Realized gain distribution from The Trusts.....................     1,641,899             --
                                                                    ------------    -----------
  Net realized gain (loss)........................................     9,213,843        551,802
                                                                    ------------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (15,708,514)    (3,552,175)
                                                                    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (6,494,671)    (3,000,373)
                                                                    ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (7,653,045)   $(3,000,178)
                                                                    ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                    EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                                                      PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND
                                                                   --------------- ------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 15,062          $     932          $  20,972
  Expenses:
   Less: Asset-based charges......................................       4,701             34,822             18,769
   Less: Reduction for expense limitation.........................          --                 --                 --
                                                                      --------          ---------          ---------
   Net Expenses...................................................       4,701             34,822             18,769
                                                                      --------          ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      10,361            (33,890)             2,203
                                                                      --------          ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,484             60,677            (30,733)
   Realized gain distribution from The Trusts.....................          --              7,324                 --
                                                                      --------          ---------          ---------
  Net realized gain (loss)........................................       7,484             68,001            (30,733)
                                                                      --------          ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (20,496)          (474,238)           (84,427)
                                                                      --------          ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (13,012)          (406,237)          (115,160)
                                                                      --------          ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (2,651)         $(440,127)         $(112,957)
                                                                      ========          =========          =========

                                                                    INVESCO V.I.
                                                                   DIVIDEND GROWTH INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                        FUND        REAL ESTATE FUND    YIELD FUND/(1)/
                                                                   --------------- ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   --          $   411,237         $     --
  Expenses:
   Less: Asset-based charges......................................        711              105,647           10,736
   Less: Reduction for expense limitation.........................         --                   --               --
                                                                       ------          -----------         --------
   Net Expenses...................................................       (711)             105,647           10,736
                                                                       ------          -----------         --------

NET INVESTMENT INCOME (LOSS)......................................       (711)             305,590          (10,736)
                                                                       ------          -----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      1,244              (82,669)          (9,770)
   Realized gain distribution from The Trusts.....................         --                   --               --
                                                                       ------          -----------         --------
  Net realized gain (loss)........................................      1,244              (82,669)          (9,770)
                                                                       ------          -----------         --------

  Change in unrealized appreciation (depreciation) of investments.      3,223           (1,181,739)          23,496
                                                                       ------          -----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,467           (1,264,408)          13,726
                                                                       ------          -----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $3,756          $  (958,818)        $  2,990
                                                                       ======          ===========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.
                                                                   INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                                    GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                                                   ------------- -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  23,797        $   5,411           $      --
  Expenses:
   Less: Asset-based charges......................................      48,781           61,878              38,320
   Less: Reduction for expense limitation.........................          --               --                  --
                                                                     ---------        ---------           ---------
   Net Expenses...................................................      48,781           61,878              38,320
                                                                     ---------        ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................     (24,984)         (56,467)            (38,320)
                                                                     ---------        ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,638           73,751            (137,187)
   Realized gain distribution from The Trusts.....................          --               --                  --
                                                                     ---------        ---------           ---------
  Net realized gain (loss)........................................       2,638           73,751            (137,187)
                                                                     ---------        ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.    (473,546)        (595,835)           (191,054)
                                                                     ---------        ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (470,908)        (522,084)           (328,241)
                                                                     ---------        ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(495,892)       $(578,551)          $(366,561)
                                                                     =========        =========           =========

                                                                   IVY FUNDS VIP IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                                      ENERGY           INCOME        CAP GROWTH/(1)/
                                                                   ------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --      $1,384,124         $     --
  Expenses:
   Less: Asset-based charges......................................      155,398         260,290           18,174
   Less: Reduction for expense limitation.........................           --              --               --
                                                                    -----------      ----------         --------
   Net Expenses...................................................      155,398         260,290           18,174
                                                                    -----------      ----------         --------

NET INVESTMENT INCOME (LOSS)......................................     (155,398)      1,123,834          (18,174)
                                                                    -----------      ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (113,451)       (231,815)         (63,768)
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                    -----------      ----------         --------
  Net realized gain (loss)........................................     (113,451)       (231,815)         (63,768)
                                                                    -----------      ----------         --------

  Change in unrealized appreciation (depreciation) of investments.   (1,874,179)       (456,502)          67,311
                                                                    -----------      ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,987,630)       (688,317)           3,543
                                                                    -----------      ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,143,028)     $  435,517         $(14,631)
                                                                    ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    LAZARD RETIREMENT     MFS(R)
                                                                    IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL
                                                                   SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO
                                                                   ---------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   4,375        $   989,879      $   236,457
  Expenses:
   Less: Asset-based charges......................................       15,602            438,550          227,671
   Less: Reduction for expense limitation.........................           --                 --               --
                                                                      ---------        -----------      -----------
   Net Expenses...................................................       15,602            438,550          227,671
                                                                      ---------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      (11,227)           551,329            8,786
                                                                      ---------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (152,768)          (756,474)         125,112
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                      ---------        -----------      -----------
  Net realized gain (loss)........................................     (152,768)          (756,474)         125,112
                                                                      ---------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      (99,753)        (7,559,136)      (1,156,303)
                                                                      ---------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (252,521)        (8,315,610)      (1,031,191)
                                                                      ---------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(263,748)       $(7,764,281)     $(1,022,405)
                                                                      =========        ===========      ===========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                        SERIES        TRUST SERIES       PORTFOLIO
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  2,741        $  23,007         $      --
  Expenses:
   Less: Asset-based charges......................................       13,331           34,806            76,111
   Less: Reduction for expense limitation.........................           --               --                --
                                                                       --------        ---------         ---------
   Net Expenses...................................................       13,331           34,806            76,111
                                                                       --------        ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................      (10,590)         (11,799)          (76,111)
                                                                       --------        ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       16,973           56,840            46,128
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                       --------        ---------         ---------
  Net realized gain (loss)........................................       16,973           56,840            46,128
                                                                       --------        ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.      (27,650)        (180,498)         (189,026)
                                                                       --------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (10,677)        (123,658)         (142,898)
                                                                       --------        ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(21,267)       $(135,457)        $(219,009)
                                                                       ========        =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MULTIMANAGER               MULTIMANAGER
                                                                   MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER INTERNATIONAL
                                                                        SERIES        EQUITY*      CORE BOND*     EQUITY*
                                                                   ---------------- ------------  ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $302,141     $    894,017  $ 2,900,897  $  1,036,989
  Expenses:
   Less: Asset-based charges......................................      110,180        7,870,596    1,405,257       829,965
   Less: Reduction for expense limitation.........................           --       (1,542,744)          --            --
                                                                       --------     ------------  -----------  ------------
   Net Expenses...................................................      110,180        6,327,852    1,405,257       829,965
                                                                       --------     ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      191,961       (5,433,835)   1,495,640       207,024
                                                                       --------     ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       88,981       (5,894,524)   1,597,599    (7,959,375)
   Realized gain distribution from The Trusts.....................           --               --    4,051,608            --
                                                                       --------     ------------  -----------  ------------
  Net realized gain (loss)........................................       88,981       (5,894,524)   5,649,207    (7,959,375)
                                                                       --------     ------------  -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.       17,015      (27,891,336)  (2,212,270)   (4,778,334)
                                                                       --------     ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,996      (33,785,860)   3,436,937   (12,737,709)
                                                                       --------     ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $297,957     $(39,219,695) $ 4,932,577  $(12,530,685)
                                                                       ========     ============  ===========  ============

                                                                    MULTIMANAGER
                                                                   LARGE CAP CORE   MULTIMANAGER
                                                                      EQUITY*     LARGE CAP VALUE*
                                                                   -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    43,506     $   523,324
  Expenses:
   Less: Asset-based charges......................................      185,699         672,023
   Less: Reduction for expense limitation.........................           --              --
                                                                    -----------     -----------
   Net Expenses...................................................      185,699         672,023
                                                                    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (142,193)       (148,699)
                                                                    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (979,653)     (2,218,231)
   Realized gain distribution from The Trusts.....................           --              --
                                                                    -----------     -----------
  Net realized gain (loss)........................................     (979,653)     (2,218,231)
                                                                    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.      (84,016)     (1,068,708)
                                                                    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,063,669)     (3,286,939)
                                                                    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,205,862)    $(3,435,638)
                                                                    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                     MULTIMANAGER MULTIMANAGER
                                                                   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                                                                     CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                                                                   ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --      $     12,066   $ 4,804,264  $        --
  Expenses:
   Less: Asset-based charges......................................       933,646           873,511     1,545,301      606,671
   Less: Reduction for expense limitation.........................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
   Net Expenses...................................................       933,646           873,511     1,545,301      606,671
                                                                     -----------      ------------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      (933,646)         (861,445)    3,258,963     (606,671)
                                                                     -----------      ------------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (535,570)          828,915    (7,293,340)     867,034
   Realized gain distribution from The Trusts.....................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
  Net realized gain (loss)........................................      (535,570)          828,915    (7,293,340)     867,034
                                                                     -----------      ------------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.    (4,684,186)       (9,970,029)    8,758,653   (8,288,175)
                                                                     -----------      ------------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (5,219,756)       (9,141,114)    1,465,313   (7,421,141)
                                                                     -----------      ------------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(6,153,402)     $(10,002,559)  $ 4,724,276  $(8,027,812)
                                                                     ===========      ============   ===========  ===========

                                                                     MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP VALUE* TECHNOLOGY*
                                                                   ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     81,059   $         --
  Expenses:
   Less: Asset-based charges......................................      1,580,979      1,568,439
   Less: Reduction for expense limitation.........................             --             --
                                                                     ------------   ------------
   Net Expenses...................................................      1,580,979      1,568,439
                                                                     ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (1,499,920)    (1,568,439)
                                                                     ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,985,670)    15,655,902
   Realized gain distribution from The Trusts.....................             --             --
                                                                     ------------   ------------
  Net realized gain (loss)........................................     (6,985,670)    15,655,902
                                                                     ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.     (3,750,544)   (20,998,243)
                                                                     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (10,736,214)    (5,342,341)
                                                                     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(12,236,134)  $ (6,910,780)
                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                          PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                    OPPENHEIMER MAIN  COMMODITYREALRETURN(R) TARGET 2015
                                                                   STREET FUND(R) /VA   STRATEGY PORTFOLIO   ALLOCATION*
                                                                   ------------------ ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  434             $ 188,890        $   335,826
  Expenses:
   Less: Asset-based charges......................................        1,273                15,393            273,967
   Less: Reduction for expense limitation.........................           --                    --                 --
                                                                         ------             ---------        -----------
   Net Expenses...................................................        1,273                15,393            273,967
                                                                         ------             ---------        -----------

NET INVESTMENT INCOME (LOSS)......................................         (839)              173,497             61,859
                                                                         ------             ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        1,411                 7,547          1,086,663
   Realized gain distribution from The Trusts.....................           --                    --            298,872
                                                                         ------             ---------        -----------
  Net realized gain (loss)........................................        1,411                 7,547          1,385,535
                                                                         ------             ---------        -----------

  Change in unrealized appreciation (depreciation) of investments.           76              (374,355)        (2,371,761)
                                                                         ------             ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        1,487              (366,808)          (986,226)
                                                                         ------             ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $  648             $(193,311)       $  (924,367)
                                                                         ======             =========        ===========


                                                                   TARGET 2025  TARGET 2035  TARGET 2045
                                                                   ALLOCATION*  ALLOCATION*  ALLOCATION*
                                                                   -----------  -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   420,377  $   332,722  $   212,444
  Expenses:
   Less: Asset-based charges......................................     365,991      292,858      201,191
   Less: Reduction for expense limitation.........................          --           --           --
                                                                   -----------  -----------  -----------
   Net Expenses...................................................     365,991      292,858      201,191
                                                                   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      54,386       39,864       11,253
                                                                   -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     406,206       16,206      456,129
   Realized gain distribution from The Trusts.....................     160,745      125,605      100,644
                                                                   -----------  -----------  -----------
  Net realized gain (loss)........................................     566,951      141,811      556,773
                                                                   -----------  -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,192,171)  (1,629,309)  (1,738,780)
                                                                   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,625,220)  (1,487,498)  (1,182,007)
                                                                   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,570,834) $(1,447,634) $(1,170,754)
                                                                   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES   VAN ECK VIP GLOBAL
                                                                         FUND       HARD ASSETS FUND/(1)/
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 230,863          $      --
  Expenses:
   Less: Asset-based charges......................................       52,465             26,188
   Less: Reduction for expense limitation.........................           --                 --
                                                                      ---------          ---------
   Net Expenses...................................................       52,465             26,188
                                                                      ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      178,398            (26,188)
                                                                      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       17,768           (164,006)
   Realized gain distribution from The Trusts.....................       26,848                 --
                                                                      ---------          ---------
  Net realized gain (loss)........................................       44,616           (164,006)
                                                                      ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (432,475)          (464,005)
                                                                      ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (387,859)          (628,011)
                                                                      ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(209,461)         $(654,199)
                                                                      =========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       ALL ASSET ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   129,428  $    82,514
  Net realized gain (loss) on investments...........................................     829,958      312,590
  Change in unrealized appreciation (depreciation) of investments...................  (2,112,108)     556,472
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,152,722)     951,576
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,315,623    2,183,904
   Transfers between funds including guaranteed interest account, net...............   9,144,962    7,065,969
   Transfers for contract benefits and terminations.................................    (924,474)    (316,477)
   Contract maintenance charges.....................................................     (13,291)      (3,758)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  14,522,820    8,929,638
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,528        1,904
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  13,372,626    9,883,118

NET ASSETS -- BEGINNING OF PERIOD                                                     11,926,261    2,043,143
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,298,887  $11,926,261
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         154           91
  Redeemed..........................................................................         (32)         (10)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         122           81
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS II
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                     AMERICAN CENTURY VP MID
                                                                                      CAP VALUE FUND (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,493   $  2,972
  Net realized gain (loss) on investments...........................................     31,886     (1,002)
  Change in unrealized appreciation (depreciation) of investments...................    (52,670)    41,650
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (18,291)    43,620
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,212,175    351,651
   Transfers between funds including guaranteed interest account, net...............     18,918     77,518
   Transfers for contract benefits and terminations.................................    (14,978)      (571)
   Contract maintenance charges.....................................................     (1,630)       (33)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  1,214,485    428,565
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         --
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,196,694    472,185

NET ASSETS -- BEGINNING OF PERIOD                                                       472,185         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $1,668,879   $472,185
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY CLASS II
  Issued............................................................................         13          5
  Redeemed..........................................................................         (1)        (1)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         12          4
                                                                                     ==========   ========

                                                                                     AXA AGGRESSIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    255,988  $  1,298,594
  Net realized gain (loss) on investments...........................................    4,822,554   (23,470,399)
  Change in unrealized appreciation (depreciation) of investments...................  (38,727,822)   58,710,032
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (33,649,280)   36,538,227
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   73,587,795    77,955,513
   Transfers between funds including guaranteed interest account, net...............  (17,662,204)     (304,606)
   Transfers for contract benefits and terminations.................................  (21,437,803)  (20,477,833)
   Contract maintenance charges.....................................................     (859,576)     (783,346)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   33,628,212    56,389,728
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       30,001         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................        8,933    92,933,955

NET ASSETS -- BEGINNING OF PERIOD                                                     357,012,245   264,078,290
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $357,021,178  $357,012,245
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          753           948
  Redeemed..........................................................................         (501)         (472)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          252           476
                                                                                     ============  ============

UNIT ACTIVITY CLASS II
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      AXA BALANCED STRATEGY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    19,311  $    78,118
  Net realized gain (loss) on investments...........................................     689,498      158,853
  Change in unrealized appreciation (depreciation) of investments...................  (1,867,333)   1,021,645
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,158,524)   1,258,616
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  14,627,881   14,675,323
   Transfers between funds including guaranteed interest account, net...............      93,067          393
   Transfers for contract benefits and terminations.................................    (757,882)    (364,275)
   Contract maintenance charges.....................................................    (222,322)     (56,216)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  13,740,744   14,255,225
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --          839
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,582,220   15,514,680

NET ASSETS -- BEGINNING OF PERIOD                                                     21,552,013    6,037,333
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $34,134,233  $21,552,013
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          15           10
  Redeemed..........................................................................         (13)         (11)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           2           (1)
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................         128          128
  Redeemed..........................................................................         (14)          (3)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         114          125
                                                                                     ===========  ===========

                                                                                     AXA CONSERVATIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    561,068   $  1,047,713
  Net realized gain (loss) on investments...........................................    3,371,528      3,008,231
  Change in unrealized appreciation (depreciation) of investments...................   (3,341,680)     1,110,527
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................      590,916      5,166,471
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,420,787     20,458,209
   Transfers between funds including guaranteed interest account, net...............    5,399,976      8,546,606
   Transfers for contract benefits and terminations.................................  (12,445,253)    (8,992,156)
   Contract maintenance charges.....................................................     (156,438)      (119,803)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............   12,219,072     19,892,856
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   12,809,988     25,059,327

NET ASSETS -- BEGINNING OF PERIOD                                                     103,215,334     78,156,007
                                                                                     ------------   ------------

NET ASSETS -- END OF PERIOD                                                          $116,025,322   $103,215,334
                                                                                     ============   ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --             --
  Redeemed..........................................................................           --             --
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................           --             --
                                                                                     ============   ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          375            384
  Redeemed..........................................................................         (265)          (207)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................          110            177
                                                                                     ============   ============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    4,952  $    9,986
  Net realized gain (loss) on investments...........................................    106,141      33,071
  Change in unrealized appreciation (depreciation) of investments...................   (283,295)    151,772
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (172,202)    194,829
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,578,304   2,439,028
   Transfers between funds including guaranteed interest account, net...............         --          --
   Transfers for contract benefits and terminations.................................   (137,373)    (40,925)
   Contract maintenance charges.....................................................    (38,612)    (11,135)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,402,319   2,386,968
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,230,117   2,581,797

NET ASSETS -- BEGINNING OF PERIOD                                                     3,722,458   1,140,661
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $5,952,575  $3,722,458
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23          24
  Redeemed..........................................................................         (2)         (3)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         21          21
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA CONSERVATIVE STRATEGY*
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   10,526    $    7,878
  Net realized gain (loss) on investments...........................................     34,256         7,253
  Change in unrealized appreciation (depreciation) of investments...................    (51,339)       24,661
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................     (6,557)       39,792
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,337,673     1,184,693
   Transfers between funds including guaranteed interest account, net...............     64,397       (10,830)
   Transfers for contract benefits and terminations.................................    (88,795)      (11,949)
   Contract maintenance charges.....................................................    (14,579)       (2,033)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,298,696     1,159,881
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      2,002           178
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,294,141     1,199,851

NET ASSETS -- BEGINNING OF PERIOD                                                     1,475,053       275,202
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $2,769,194    $1,475,053
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         --            --
                                                                                      ==========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         13            10
  Redeemed..........................................................................         (1)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         12            10
                                                                                      ==========   ==========

                                                                                        AXA CONSERVATIVE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    499,067  $  1,178,367
  Net realized gain (loss) on investments...........................................    2,805,644    (1,704,113)
  Change in unrealized appreciation (depreciation) of investments...................   (6,722,347)   10,793,897
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (3,417,636)   10,268,151
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   32,578,576    33,435,469
   Transfers between funds including guaranteed interest account, net...............   (4,624,449)    1,669,624
   Transfers for contract benefits and terminations.................................  (13,924,755)  (13,452,907)
   Contract maintenance charges.....................................................     (331,177)     (277,426)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   13,698,195    21,374,760
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   10,280,559    31,642,911

NET ASSETS -- BEGINNING OF PERIOD                                                     149,832,548   118,189,637
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $160,113,107  $149,832,548
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          406           462
  Redeemed..........................................................................         (292)         (274)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          114           188
                                                                                     ============  ============

                                                                                      AXA GROWTH STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $      346  $    5,093
  Net realized gain (loss) on investments...........................................    (37,003)     13,941
  Change in unrealized appreciation (depreciation) of investments...................    (86,659)     86,473
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (123,316)    105,507
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         --          --
   Transfers between funds including guaranteed interest account, net...............   (197,816)    (14,458)
   Transfers for contract benefits and terminations.................................    (37,188)    (30,298)
   Contract maintenance charges.....................................................         --          --
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............   (235,004)    (44,756)
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (13)         --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (358,333)     60,751

NET ASSETS -- BEGINNING OF PERIOD                                                     1,534,907   1,474,156
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $1,176,574  $1,534,907
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         15           6
  Redeemed..........................................................................        (17)         (7)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         (2)         (1)
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                        AXA MODERATE ALLOCATION*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    9,745,454  $   19,760,573
  Net realized gain (loss) on investments...........................................     11,465,358      12,503,339
  Change in unrealized appreciation (depreciation) of investments...................    (72,874,301)    102,080,469
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................    (51,663,489)    134,344,381
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    163,460,368     168,373,011
   Transfers between funds including guaranteed interest account, net...............    (65,737,429)    (25,144,572)
   Transfers for contract benefits and terminations.................................   (148,786,418)   (141,801,279)
   Contract maintenance charges.....................................................     (2,093,925)     (1,989,790)
   Adjustments to net assets allocated to contracts in payout period................        420,767        (435,039)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............    (52,736,637)       (997,669)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,009,349       1,884,344
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (103,390,777)    135,231,056

NET ASSETS -- BEGINNING OF PERIOD                                                     1,635,507,712   1,500,276,656
                                                                                     --------------  --------------

NET ASSETS -- END OF PERIOD                                                          $1,532,116,935  $1,635,507,712
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          1,716           2,135
  Redeemed..........................................................................         (2,839)         (2,724)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................         (1,123)           (589)
                                                                                     ==============  ==============

UNIT ACTIVITY CLASS B
  Issued............................................................................            650             620
  Redeemed..........................................................................           (402)           (282)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................            248             338
                                                                                     ==============  ==============

                                                                                          AXA MODERATE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,496,535  $  3,971,306
  Net realized gain (loss) on investments...........................................  (17,411,389)  (33,276,501)
  Change in unrealized appreciation (depreciation) of investments...................  (37,194,527)  103,286,611
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (53,109,381)   73,981,416
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  137,254,300   147,688,275
   Transfers between funds including guaranteed interest account, net...............  (43,912,940)  (14,382,009)
   Transfers for contract benefits and terminations.................................  (53,235,399)  (52,014,271)
   Contract maintenance charges.....................................................   (1,726,164)   (1,611,514)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   38,379,797    79,680,481
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,729,584)  153,661,897

NET ASSETS -- BEGINNING OF PERIOD                                                     822,471,110   668,809,213
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $807,741,526  $822,471,110
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................        1,288         1,598
  Redeemed..........................................................................         (997)         (943)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          291           655
                                                                                     ============  ============

                                                                                     AXA TACTICAL MANAGER
                                                                                           2000* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (12,956) $   (970)
  Net realized gain (loss) on investments...........................................    (13,494)   17,089
  Change in unrealized appreciation (depreciation) of investments...................   (125,693)   28,751
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (152,143)   44,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    426,327   151,386
   Transfers between funds including guaranteed interest account, net...............    655,110   219,907
   Transfers for contract benefits and terminations.................................    (53,599)      (74)
   Contract maintenance charges.....................................................       (797)      (30)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  1,027,041   371,189
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        485        15
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................    875,383   416,074

NET ASSETS -- BEGINNING OF PERIOD                                                       416,074        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $1,291,457  $416,074
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23         5
  Redeemed..........................................................................        (14)       (2)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................          9         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     AXA TACTICAL MANAGER
                                                                                           400* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (25,503) $ (2,024)
  Net realized gain (loss) on investments...........................................     33,065    24,024
  Change in unrealized appreciation (depreciation) of investments...................   (372,562)   48,960
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (365,000)   70,960
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    683,441   227,103
   Transfers between funds including guaranteed interest account, net...............  1,389,074   656,415
   Transfers for contract benefits and terminations.................................    (68,432)     (239)
   Contract maintenance charges.....................................................     (1,544)      (75)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,002,539   883,204
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        454        44
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,637,993   954,208

NET ASSETS -- BEGINNING OF PERIOD                                                       954,208        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,592,201  $954,208
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         31         9
  Redeemed..........................................................................        (14)       (1)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         17         8
                                                                                     ==========  ========

                                                                                      AXA TACTICAL MANAGER
                                                                                            500* (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (15,490) $     (472)
  Net realized gain (loss) on investments...........................................     87,464      17,926
  Change in unrealized appreciation (depreciation) of investments...................   (262,625)     66,469
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (190,651)     83,923
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,266,217     677,985
   Transfers between funds including guaranteed interest account, net...............  1,458,891     455,161
   Transfers for contract benefits and terminations.................................    (25,772)     (2,468)
   Contract maintenance charges.....................................................     (2,737)       (126)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,696,599   1,130,552
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        501         198
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,506,449   1,214,673

NET ASSETS -- BEGINNING OF PERIOD                                                     1,214,673          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,721,122  $1,214,673
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         32          11
  Redeemed..........................................................................         (7)         (1)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         25          10
                                                                                     ==========  ==========

                                                                                     AXA TACTICAL MANAGER
                                                                                      INTERNATIONAL* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   20,400  $  1,633
  Net realized gain (loss) on investments...........................................    (12,513)    7,891
  Change in unrealized appreciation (depreciation) of investments...................   (527,359)   22,006
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (519,472)   31,530
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,042,809   269,201
   Transfers between funds including guaranteed interest account, net...............  1,976,267   339,220
   Transfers for contract benefits and terminations.................................    (34,783)   (2,586)
   Contract maintenance charges.....................................................     (1,699)      (25)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,982,594   605,810
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,001       700
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,464,123   638,040

NET ASSETS -- BEGINNING OF PERIOD                                                       638,040        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,102,163  $638,040
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         34         8
  Redeemed..........................................................................         (5)       (3)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         29         5
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/ALLIANCEBERNSTEIN SMALL
                                                                                             CAP GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,072,287) $ (3,448,474)
  Net realized gain (loss) on investments...........................................   26,769,989    (3,388,695)
  Change in unrealized appreciation (depreciation) of investments...................  (27,399,164)   84,838,262
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (4,701,462)   78,001,093
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,330,559    17,454,369
   Transfers between funds including guaranteed interest account, net...............  (19,286,014)   (7,880,647)
   Transfers for contract benefits and terminations.................................  (25,791,776)  (23,647,699)
   Contract maintenance charges.....................................................     (280,794)     (287,999)
   Adjustments to net assets allocated to contracts in payout period................      133,893      (394,341)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (27,894,132)  (14,756,317)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (128,635)      441,786
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (32,724,229)   63,686,562

NET ASSETS -- BEGINNING OF PERIOD                                                     323,034,156   259,347,594
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $290,309,927  $323,034,156
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          261           286
  Redeemed..........................................................................         (372)         (358)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (111)          (72)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           69            60
  Redeemed..........................................................................          (94)          (81)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (25)          (21)
                                                                                     ============  ============

                                                                                     EQ/AXA FRANKLIN SMALL CAP
                                                                                            VALUE CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (170,154) $  (139,787)
  Net realized gain (loss) on investments...........................................   1,245,770    1,850,260
  Change in unrealized appreciation (depreciation) of investments...................  (2,698,932)     831,376
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,623,316)   2,541,849
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,598,545    1,818,139
   Transfers between funds including guaranteed interest account, net...............    (463,688)     516,837
   Transfers for contract benefits and terminations.................................  (1,267,230)    (879,150)
   Contract maintenance charges.....................................................     (12,375)     (12,863)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............    (144,748)   1,442,963
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,999           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,765,065)   3,984,812

NET ASSETS -- BEGINNING OF PERIOD                                                     15,616,287   11,631,475
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $13,851,222  $15,616,287
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................          63           94
  Redeemed..........................................................................         (63)         (82)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           12
                                                                                     ===========  ===========

                                                                                      EQ/BLACKROCK BASIC VALUE
                                                                                               EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    (92,279) $    110,521
  Net realized gain (loss) on investments...........................................  (17,546,709)  (14,589,250)
  Change in unrealized appreciation (depreciation) of investments...................     (571,028)   52,989,643
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (18,210,016)   38,510,914
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   48,369,750    44,282,109
   Transfers between funds including guaranteed interest account, net...............    5,757,066    14,535,743
   Transfers for contract benefits and terminations.................................  (30,557,786)  (28,019,514)
   Contract maintenance charges.....................................................     (345,940)     (328,994)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   23,223,090    30,469,344
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    5,013,074    68,980,258

NET ASSETS -- BEGINNING OF PERIOD                                                     397,728,369   328,748,111
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $402,741,443  $397,728,369
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          513           525
  Redeemed..........................................................................         (361)         (329)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          152           196
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/BOSTON ADVISORS EQUITY
                                                                                              INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   327,172  $   581,889
  Net realized gain (loss) on investments...........................................  (1,121,788)  (5,215,382)
  Change in unrealized appreciation (depreciation) of investments...................     (64,453)  11,655,520
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (859,069)   7,022,027
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,285,363    6,952,386
   Transfers between funds including guaranteed interest account, net...............  (3,328,642)  (2,502,997)
   Transfers for contract benefits and terminations.................................  (4,199,013)  (4,020,320)
   Contract maintenance charges.....................................................     (60,420)     (60,445)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,302,712)     368,624
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           91
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,161,781)   7,390,742
NET ASSETS -- BEGINNING OF PERIOD...................................................  57,714,034   50,323,292
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $55,552,253  $57,714,034
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         131          125
  Redeemed..........................................................................        (143)        (121)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)           4
                                                                                     ===========  ===========

                                                                                        EQ/CALVERT SOCIALLY
                                                                                           RESPONSIBLE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (216,161) $  (248,423)
  Net realized gain (loss) on investments...........................................    (598,773)    (848,470)
  Change in unrealized appreciation (depreciation) of investments...................     488,486    3,264,762
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (326,448)   2,167,869
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,993,313    2,902,438
   Transfers between funds including guaranteed interest account, net...............     205,342     (580,124)
   Transfers for contract benefits and terminations.................................  (1,352,899)  (1,186,695)
   Contract maintenance charges.....................................................     (32,712)     (32,644)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,813,044    1,102,975
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,486,596    3,270,844
NET ASSETS -- BEGINNING OF PERIOD...................................................  22,221,451   18,950,607
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,708,047  $22,221,451
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          69           55
  Redeemed..........................................................................         (48)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          21           16
                                                                                     ===========  ===========

                                                                                     EQ/CAPITAL GUARDIAN RESEARCH*
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (950,724)  $   (871,641)
  Net realized gain (loss) on investments...........................................   (3,369,169)    (6,115,143)
  Change in unrealized appreciation (depreciation) of investments...................    8,749,797     28,363,259
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................    4,429,904     21,376,475
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,016,785      9,722,040
   Transfers between funds including guaranteed interest account, net...............  (11,392,385)   (10,251,960)
   Transfers for contract benefits and terminations.................................  (15,066,165)   (13,138,142)
   Contract maintenance charges.....................................................     (126,667)      (138,738)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (17,568,432)   (13,806,800)
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,138,528)     7,569,675
NET ASSETS -- BEGINNING OF PERIOD...................................................  168,820,635    161,250,960
                                                                                     ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $155,682,107   $168,820,635
                                                                                     ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          115            124
  Redeemed..........................................................................         (256)          (254)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................         (141)          (130)
                                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/COMMON STOCK INDEX*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,358,501  $    1,709,100
  Net realized gain (loss) on investments...........................................    (26,806,981)    (67,795,305)
  Change in unrealized appreciation (depreciation) of investments...................     16,325,355     346,841,756
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................     (8,123,125)    280,755,551
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     63,856,345      73,526,012
   Transfers between funds including guaranteed interest account, net...............   (109,386,927)    (96,016,346)
   Transfers for contract benefits and terminations.................................   (187,366,102)   (183,876,034)
   Contract maintenance charges.....................................................     (1,602,267)     (1,768,922)
   Adjustments to net assets allocated to contracts in payout period................      1,455,896        (544,100)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............   (233,043,055)   (208,679,390)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         11,079       3,545,595
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (241,155,101)     75,621,756
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,170,918,655   2,095,296,899
                                                                                     --------------  --------------
NET ASSETS -- END OF PERIOD......................................................... $1,929,763,554  $2,170,918,655
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................            499             517
  Redeemed..........................................................................         (1,248)         (1,266)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (749)           (749)
                                                                                     ==============  ==============
UNIT ACTIVITY CLASS B
  Issued............................................................................            108             114
  Redeemed..........................................................................           (212)           (218)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (104)           (104)
                                                                                     ==============  ==============

                                                                                         EQ/CORE BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    734,984  $  1,183,871
  Net realized gain (loss) on investments...........................................   (3,003,652)   (3,793,605)
  Change in unrealized appreciation (depreciation) of investments...................    6,541,464     8,199,275
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,272,796     5,589,541
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,494,598    12,861,740
   Transfers between funds including guaranteed interest account, net...............   (6,569,546)   (5,064,207)
   Transfers for contract benefits and terminations.................................  (12,256,257)  (11,803,369)
   Contract maintenance charges.....................................................     (130,168)     (142,831)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,461,373)   (4,148,667)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,188,577)    1,440,874
NET ASSETS -- BEGINNING OF PERIOD...................................................  127,025,290   125,584,416
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $122,836,713  $127,025,290
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          196           218
  Redeemed..........................................................................         (268)         (253)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (72)          (35)
                                                                                     ============  ============

                                                                                     EQ/DAVIS NEW YORK VENTURE*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (264,606)  $  (100,423)
  Net realized gain (loss) on investments...........................................   2,525,168         2,000
  Change in unrealized appreciation (depreciation) of investments...................  (3,942,795)    2,712,799
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................  (1,682,233)    2,614,376
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,077,018     4,747,740
   Transfers between funds including guaranteed interest account, net...............  (2,708,026)    1,412,377
   Transfers for contract benefits and terminations.................................  (2,232,387)   (2,199,672)
   Contract maintenance charges.....................................................     (22,711)      (19,205)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    (886,106)    3,941,240
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           500
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,568,339)    6,556,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  28,092,063    21,535,947
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $25,523,724   $28,092,063
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          87           143
  Redeemed..........................................................................         (97)          (92)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (10)           51
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/EQUITY 500 INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,926,959  $  2,485,755
  Net realized gain (loss) on investments...........................................    2,998,007   (15,039,948)
  Change in unrealized appreciation (depreciation) of investments...................   (1,949,901)  105,857,109
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,975,065    93,302,916
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   55,499,279    60,166,859
   Transfers between funds including guaranteed interest account, net...............  (31,444,736)  (27,044,084)
   Transfers for contract benefits and terminations.................................  (62,956,233)  (61,630,215)
   Contract maintenance charges.....................................................     (699,124)     (743,337)
   Adjustments to net assets allocated to contracts in payout period................      260,413      (161,980)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (39,340,401)  (29,412,757)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (260,409)      161,981
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (35,625,745)   64,052,140
NET ASSETS -- BEGINNING OF PERIOD...................................................  799,097,280   735,045,140
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $763,471,535  $799,097,280
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          408           461
  Redeemed..........................................................................         (548)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (140)         (112)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          234           205
  Redeemed..........................................................................         (206)         (187)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           28            18
                                                                                     ============  ============

                                                                                       EQ/EQUITY GROWTH PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (3,610,057) $ (3,465,368)
  Net realized gain (loss) on investments...........................................  (12,289,597)  (17,152,389)
  Change in unrealized appreciation (depreciation) of investments...................   (8,979,323)   66,107,196
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (24,878,977)   45,489,439
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   30,968,243    39,321,366
   Transfers between funds including guaranteed interest account, net...............  (39,447,564)  (39,585,796)
   Transfers for contract benefits and terminations.................................  (26,925,810)  (27,333,685)
   Contract maintenance charges.....................................................     (377,653)     (416,540)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (35,782,784)  (28,014,655)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        4,000         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (60,657,761)   17,480,784
NET ASSETS -- BEGINNING OF PERIOD...................................................  371,772,948   354,292,164
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $311,115,187  $371,772,948
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          253           359
  Redeemed..........................................................................         (500)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (247)         (214)
                                                                                     ============  ============

                                                                                     EQ/FRANKLIN CORE BALANCED*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,486,655   $ 1,345,710
  Net realized gain (loss) on investments...........................................  (2,744,561)   (6,048,422)
  Change in unrealized appreciation (depreciation) of investments...................     418,488    11,966,210
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................    (839,418)    7,263,498
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,361,816     7,118,759
   Transfers between funds including guaranteed interest account, net...............  (5,997,756)   (5,380,529)
   Transfers for contract benefits and terminations.................................  (7,366,572)   (7,568,023)
   Contract maintenance charges.....................................................     (76,251)      (81,589)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (7,078,763)   (5,911,382)
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --            --
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (7,918,181)    1,352,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  78,747,316    77,395,200
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $70,829,135   $78,747,316
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         129           153
  Redeemed..........................................................................        (197)         (218)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (68)          (65)
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/FRANKLIN TEMPLETON
                                                                                            ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   271,734  $   359,223
  Net realized gain (loss) on investments...........................................    (763,323)  (2,929,095)
  Change in unrealized appreciation (depreciation) of investments...................  (2,398,689)   6,503,596
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (2,890,278)   3,933,724
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,073,011    7,108,797
   Transfers between funds including guaranteed interest account, net...............  (2,306,232)  (1,803,321)
   Transfers for contract benefits and terminations.................................  (3,105,504)  (2,843,153)
   Contract maintenance charges.....................................................     (72,409)     (72,908)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     588,866    2,389,415
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,905
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,301,412)   6,326,044
NET ASSETS -- BEGINNING OF PERIOD...................................................  48,732,199   42,406,155
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $46,430,787  $48,732,199
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         136          162
  Redeemed..........................................................................        (131)        (131)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           5           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO MERGERS AND
                                                                                           ACQUISITIONS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (217,324) $  (198,696)
  Net realized gain (loss) on investments...........................................   1,467,561      389,688
  Change in unrealized appreciation (depreciation) of investments...................  (1,261,342)   1,079,315
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................     (11,105)   1,270,307
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,842,087    1,942,539
   Transfers between funds including guaranteed interest account, net...............   1,199,821    2,931,906
   Transfers for contract benefits and terminations.................................  (1,853,565)  (1,342,341)
   Contract maintenance charges.....................................................     (15,194)     (13,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,173,149    3,518,521
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,162,044    4,788,828
NET ASSETS -- BEGINNING OF PERIOD...................................................  18,671,194   13,882,366
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $19,833,238  $18,671,194
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          56           67
  Redeemed..........................................................................         (48)         (36)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           8           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO SMALL COMPANY
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,383,098) $ (2,329,199)
  Net realized gain (loss) on investments...........................................   32,392,486     1,116,049
  Change in unrealized appreciation (depreciation) of investments...................  (45,736,303)   75,552,881
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (17,726,915)   74,339,731
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   54,005,905    43,035,995
   Transfers between funds including guaranteed interest account, net...............   12,170,326    36,790,634
   Transfers for contract benefits and terminations.................................  (22,077,554)  (17,114,960)
   Contract maintenance charges.....................................................     (317,086)     (261,949)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   43,781,591    62,449,720
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       14,916         4,583
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   26,069,592   136,794,034
NET ASSETS -- BEGINNING OF PERIOD...................................................  341,922,312   205,128,278
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $367,991,904  $341,922,312
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          712           769
  Redeemed..........................................................................         (461)         (356)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          251           413
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/GLOBAL BOND PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,760,404  $ 1,167,998
  Net realized gain (loss) on investments...........................................   1,073,060   (1,741,127)
  Change in unrealized appreciation (depreciation) of investments...................    (436,441)   3,661,433
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,397,023    3,088,304
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  10,771,381   11,300,718
   Transfers between funds including guaranteed interest account, net...............   4,328,898    7,757,292
   Transfers for contract benefits and terminations.................................  (7,357,308)  (6,334,518)
   Contract maintenance charges.....................................................     (54,115)     (46,139)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   7,688,856   12,677,353
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  10,085,879   15,765,657
NET ASSETS -- BEGINNING OF PERIOD...................................................  73,540,572   57,774,915
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $83,626,451  $73,540,572
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         237          260
  Redeemed..........................................................................        (172)        (154)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          65          106
                                                                                     ===========  ===========

                                                                                     EQ/GLOBAL MULTI-SECTOR EQUITY*
                                                                                     -----------------------------
                                                                                         2011            2010
                                                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,816,976    $   (694,855)
  Net realized gain (loss) on investments...........................................  (12,023,887)    (65,208,856)
  Change in unrealized appreciation (depreciation) of investments...................  (45,247,524)    107,057,501
                                                                                      ------------   ------------
  Net Increase (decrease) in net assets from operations.............................  (55,454,435)     41,153,790
                                                                                      ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   39,436,334      50,093,936
   Transfers between funds including guaranteed interest account, net...............  (44,723,705)    (22,970,553)
   Transfers for contract benefits and terminations.................................  (32,336,934)    (33,190,130)
   Contract maintenance charges.....................................................     (397,441)       (428,960)
   Adjustments to net assets allocated to contracts in payout period................           --              --
                                                                                      ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (38,021,746)     (6,495,707)
                                                                                      ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --              --
                                                                                      ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,476,181)     34,658,083
NET ASSETS -- BEGINNING OF PERIOD...................................................  448,407,838     413,749,755
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $354,931,657    $448,407,838
                                                                                      ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --              --
  Redeemed..........................................................................           --              --
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................           --              --
                                                                                      ============   ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          387             656
  Redeemed..........................................................................         (584)           (691)
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................         (197)            (35)
                                                                                      ============   ============

                                                                                     EQ/INTERMEDIATE GOVERNMENT
                                                                                             BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (633,406) $     86,827
  Net realized gain (loss) on investments...........................................      320,881       (89,707)
  Change in unrealized appreciation (depreciation) of investments...................    4,141,063     3,186,039
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,828,538     3,183,159
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    5,864,458     7,504,412
   Transfers between funds including guaranteed interest account, net...............   (1,907,385)   (3,939,687)
   Transfers for contract benefits and terminations.................................  (10,473,148)  (11,803,394)
   Contract maintenance charges.....................................................      (91,917)     (104,283)
   Adjustments to net assets allocated to contracts in payout period................       11,208        22,156
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,596,784)   (8,320,796)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (11,941)          726
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,780,187)   (5,136,911)
NET ASSETS -- BEGINNING OF PERIOD...................................................   98,509,078   103,645,989
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 95,728,891  $ 98,509,078
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           67            61
  Redeemed..........................................................................         (102)         (100)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (35)          (39)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................           46            40
  Redeemed..........................................................................          (47)          (52)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           (1)          (12)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/INTERNATIONAL CORE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,085,394  $    799,403
  Net realized gain (loss) on investments...........................................   (6,894,704)  (16,506,522)
  Change in unrealized appreciation (depreciation) of investments...................  (21,642,141)   26,869,302
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (26,451,451)   11,162,183
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,085,847    22,066,978
   Transfers between funds including guaranteed interest account, net...............  (10,955,378)       51,216
   Transfers for contract benefits and terminations.................................  (10,226,414)   (9,291,808)
   Contract maintenance charges.....................................................     (131,741)     (131,852)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (2,227,686)   12,694,534
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        2,001            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (28,677,136)   23,856,717
NET ASSETS -- BEGINNING OF PERIOD...................................................  148,586,946   124,730,229
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $119,909,810  $148,586,946
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          271           382
  Redeemed..........................................................................         (289)         (255)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (18)          127
                                                                                     ============  ============

                                                                                       EQ/INTERNATIONAL EQUITY
                                                                                                INDEX*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   7,578,347  $  5,610,690
  Net realized gain (loss) on investments...........................................   (26,743,984)  (37,800,030)
  Change in unrealized appreciation (depreciation) of investments...................   (40,823,026)   50,509,990
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (59,988,663)   18,320,650
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    29,469,000    36,439,952
   Transfers between funds including guaranteed interest account, net...............   (35,216,042)  (34,462,621)
   Transfers for contract benefits and terminations.................................   (38,960,063)  (43,585,460)
   Contract maintenance charges.....................................................      (449,557)     (524,953)
   Adjustments to net assets allocated to contracts in payout period................       331,368      (128,298)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (44,825,294)  (42,261,380)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (307,744)      231,492
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (105,121,701)  (23,709,238)
NET ASSETS -- BEGINNING OF PERIOD...................................................   499,638,758   523,347,996
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 394,517,057  $499,638,758
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           351           421
  Redeemed..........................................................................          (649)         (730)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (298)          309
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            61            90
  Redeemed..........................................................................          (138)         (152)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (77)          (62)
                                                                                     =============  ============

                                                                                       EQ/INTERNATIONAL VALUE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,517,012  $ (1,281,221)
  Net realized gain (loss) on investments...........................................  (27,918,441)  (27,741,994)
  Change in unrealized appreciation (depreciation) of investments...................  (15,263,773)   40,646,625
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (41,665,202)   11,623,410
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,438,632    27,719,527
   Transfers between funds including guaranteed interest account, net...............  (23,588,830)  (10,551,559)
   Transfers for contract benefits and terminations.................................  (19,392,865)  (20,970,278)
   Contract maintenance charges.....................................................     (238,187)     (272,401)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,781,250)   (4,074,711)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (62,446,452)    7,548,699
NET ASSETS -- BEGINNING OF PERIOD...................................................  260,495,547   252,946,848
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $198,049,095  $260,495,547
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          263           386
  Redeemed..........................................................................         (428)         (417)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (165)          (31)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/JPMORGAN VALUE
                                                                                          OPPORTUNITIES*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (124,798) $     8,812
  Net realized gain (loss) on investments...........................................  (5,479,571)  (5,901,870)
  Change in unrealized appreciation (depreciation) of investments...................   2,446,530   10,734,949
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,157,839)   4,841,891
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,662,190    3,629,330
   Transfers between funds including guaranteed interest account, net...............  (2,161,250)     757,321
   Transfers for contract benefits and terminations.................................  (4,189,261)  (4,007,081)
   Contract maintenance charges.....................................................     (43,409)     (46,268)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (2,731,730)     333,302
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (5,889,569)   5,175,193
NET ASSETS -- BEGINNING OF PERIOD...................................................  49,156,623   43,981,430
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $43,267,054  $49,156,623
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          74           95
  Redeemed..........................................................................         (98)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (24)           8
                                                                                     ===========  ===========

                                                                                      EQ/LARGE CAP CORE PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (38,581) $   (35,190)
  Net realized gain (loss) on investments...........................................    (270,810)    (362,054)
  Change in unrealized appreciation (depreciation) of investments...................    (510,019)   2,210,061
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (819,410)   1,812,817
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,247,277    1,942,914
   Transfers between funds including guaranteed interest account, net...............  (1,348,498)     227,416
   Transfers for contract benefits and terminations.................................  (1,390,143)  (1,185,428)
   Contract maintenance charges.....................................................     (11,691)     (12,658)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,503,055)     972,244
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,322,465)   2,785,061
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,127,026   13,341,965
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $13,804,561  $16,127,026
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          26           49
  Redeemed..........................................................................         (42)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (16)          10
                                                                                     ===========  ===========

                                                                                     EQ/LARGE CAP GROWTH INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (511,674) $   (388,205)
  Net realized gain (loss) on investments...........................................    4,003,589      (287,544)
  Change in unrealized appreciation (depreciation) of investments...................   (2,093,917)   16,262,601
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    1,397,998    15,586,852
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    7,555,526     7,768,499
   Transfers between funds including guaranteed interest account, net...............   (3,109,141)   (6,312,500)
   Transfers for contract benefits and terminations.................................  (10,205,367)   (9,712,218)
   Contract maintenance charges.....................................................     (119,867)     (128,834)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,878,849)   (8,385,053)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,480,851)    7,201,799
NET ASSETS -- BEGINNING OF PERIOD...................................................  123,039,339   115,837,540
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $118,558,488  $123,039,339
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          245           219
  Redeemed..........................................................................         (320)         (346)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (75)         (127)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/LARGE CAP GROWTH
                                                                                              PLUS*(E)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,190,321) $ (2,127,883)
  Net realized gain (loss) on investments...........................................   11,477,691     7,788,621
  Change in unrealized appreciation (depreciation) of investments...................  (18,354,576)   22,078,180
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,067,206)   27,738,918
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,213,773    13,768,974
   Transfers between funds including guaranteed interest account, net...............    4,547,125   (11,276,886)
   Transfers for contract benefits and terminations.................................  (19,266,781)  (18,963,278)
   Contract maintenance charges.....................................................     (253,584)     (267,875)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,759,467)  (16,739,065)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,826,673)   10,999,853
NET ASSETS -- BEGINNING OF PERIOD...................................................  240,125,355   229,125,502
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $225,298,682  $240,125,355
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          267           166
  Redeemed..........................................................................         (281)         (286)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (14)         (120)
                                                                                     ============  ============

                                                                                        EQ/LARGE CAP VALUE
                                                                                             INDEX*(F)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   149,972  $    33,655
  Net realized gain (loss) on investments...........................................   1,765,812   (3,674,980)
  Change in unrealized appreciation (depreciation) of investments...................     133,059    5,516,930
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,048,843    1,875,605
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    (262,152)   2,514,511
   Transfers between funds including guaranteed interest account, net...............  19,592,728   (1,258,637)
   Transfers for contract benefits and terminations.................................  (1,964,190)    (913,285)
   Contract maintenance charges.....................................................     (26,809)     (15,310)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,339,577      327,279
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,097
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  19,388,420    2,204,981
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,210,170   14,005,189
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $35,598,590  $16,210,170
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         464          103
  Redeemed..........................................................................        (124)         (95)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         340            8
                                                                                     ===========  ===========

                                                                                       EQ/LARGE CAP VALUE PLUS*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     (55,321) $    365,486
  Net realized gain (loss) on investments...........................................   (73,868,687)  (98,752,917)
  Change in unrealized appreciation (depreciation) of investments...................    28,991,504   183,972,373
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (44,932,504)   85,584,942
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    46,598,894    56,669,297
   Transfers between funds including guaranteed interest account, net...............   (59,246,151)  (63,345,100)
   Transfers for contract benefits and terminations.................................   (67,903,540)  (73,254,724)
   Contract maintenance charges.....................................................      (743,624)     (850,565)
   Adjustments to net assets allocated to contracts in payout period................       576,375      (100,162)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (80,718,046)  (80,881,254)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (576,376)      100,162
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (126,226,926)    4,803,850
NET ASSETS -- BEGINNING OF PERIOD...................................................   818,631,392   813,827,542
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 692,404,466  $818,631,392
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           522           690
  Redeemed..........................................................................        (1,184)       (1,401)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (662)         (711)
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            44            59
  Redeemed..........................................................................          (186)         (219)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (142)         (160)
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/LORD ABBETT LARGE CAP
                                                                                               CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (239,365) $  (259,795)
  Net realized gain (loss) on investments...........................................   3,069,132    1,316,134
  Change in unrealized appreciation (depreciation) of investments...................  (7,462,522)   3,347,234
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (4,632,755)   4,403,573
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,509,801    5,381,373
   Transfers between funds including guaranteed interest account, net...............     308,031    8,948,931
   Transfers for contract benefits and terminations.................................  (3,161,991)  (2,171,031)
   Contract maintenance charges.....................................................     (23,102)     (15,723)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,632,739   12,143,550
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,000,016)  16,547,123
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,758,358   24,211,235
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $39,758,342  $40,758,358
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         149          180
  Redeemed..........................................................................        (122)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          27          113
                                                                                     ===========  ===========

                                                                                     EQ/MFS INTERNATIONAL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (411,986)  $  (149,776)
  Net realized gain (loss) on investments...........................................    7,840,562    (1,872,504)
  Change in unrealized appreciation (depreciation) of investments...................  (15,801,239)    9,318,680
                                                                                     ------------   -----------
  Net Increase (decrease) in net assets from operations.............................   (8,372,663)    7,296,400
                                                                                     ------------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,587,619     6,621,763
   Transfers between funds including guaranteed interest account, net...............    2,503,672     9,916,526
   Transfers for contract benefits and terminations.................................   (4,989,422)   (3,945,682)
   Contract maintenance charges.....................................................      (47,451)      (41,554)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    6,054,418    12,551,053
                                                                                     ------------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,318,245)   19,847,453
NET ASSETS -- BEGINNING OF PERIOD...................................................   65,393,608    45,546,155
                                                                                     ------------   -----------
NET ASSETS -- END OF PERIOD......................................................... $ 63,075,363   $65,393,608
                                                                                     ============   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          187           220
  Redeemed..........................................................................         (145)         (125)
                                                                                     ------------   -----------
  Net Increase (Decrease)...........................................................           42            95
                                                                                     ============   ===========

                                                                                          EQ/MID CAP INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,149,917) $ (1,557,312)
  Net realized gain (loss) on investments...........................................  (18,441,002)  (25,466,831)
  Change in unrealized appreciation (depreciation) of investments...................    9,588,070    91,991,335
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (11,002,849)   64,967,192
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   29,286,056    32,968,257
   Transfers between funds including guaranteed interest account, net...............  (24,090,472)  (19,270,304)
   Transfers for contract benefits and terminations.................................  (23,349,654)  (20,674,833)
   Contract maintenance charges.....................................................     (309,254)     (324,145)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,463,324)   (7,301,025)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (29,466,173)   57,666,167
NET ASSETS -- BEGINNING OF PERIOD...................................................  331,995,503   274,329,336
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $302,529,330  $331,995,503
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          369           482
  Redeemed..........................................................................         (525)         (550)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (156)          (68)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/MID CAP VALUE PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,125,180) $ (1,369,094)
  Net realized gain (loss) on investments...........................................  (12,214,715)  (64,350,366)
  Change in unrealized appreciation (depreciation) of investments...................  (33,642,474)  153,017,919
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (47,982,369)   87,298,459
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   31,929,188    38,706,846
   Transfers between funds including guaranteed interest account, net...............  (39,716,416)  (39,060,393)
   Transfers for contract benefits and terminations.................................  (37,536,567)  (37,208,068)
   Contract maintenance charges.....................................................     (443,235)     (494,313)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (45,767,030)  (38,055,928)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,749,399)   49,242,531
NET ASSETS -- BEGINNING OF PERIOD...................................................  493,759,782   444,517,251
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $400,010,383  $493,759,782
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          284           397
  Redeemed..........................................................................         (575)         (663)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (291)         (266)
                                                                                     ============  ============

                                                                                          EQ/MONEY MARKET*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,394,430) $ (1,557,191)
  Net realized gain (loss) on investments...........................................          283       (27,675)
  Change in unrealized appreciation (depreciation) of investments...................      (12,801)       39,117
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,406,948)   (1,545,749)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   16,272,027    15,978,480
   Transfers between funds including guaranteed interest account, net...............    3,629,649    (9,203,042)
   Transfers for contract benefits and terminations.................................  (26,709,475)  (31,727,023)
   Contract maintenance charges.....................................................     (117,391)      166,371
   Adjustments to net assets allocated to contracts in payout period................       56,063       110,200
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,869,127)  (24,675,014)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       39,106      (267,940)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (8,236,969)  (26,488,703)
NET ASSETS -- BEGINNING OF PERIOD...................................................  113,905,646   140,394,349
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $105,668,677  $113,905,646
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................        3,401           804
  Redeemed..........................................................................       (3,341)       (1,170)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           60          (366)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................        5,489           284
  Redeemed..........................................................................       (4,935)         (336)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          554           (52)
                                                                                     ============  ============

                                                                                     EQ/MONTAG & CALDWELL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (303,376)   $  (240,624)
  Net realized gain (loss) on investments...........................................   3,702,704       (221,111)
  Change in unrealized appreciation (depreciation) of investments...................  (2,773,412)     3,091,944
                                                                                      -----------   -----------
  Net Increase (decrease) in net assets from operations.............................     625,916      2,630,209
                                                                                      -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,516,418      4,717,825
   Transfers between funds including guaranteed interest account, net...............  (4,164,046)     2,702,557
   Transfers for contract benefits and terminations.................................  (3,066,552)    (2,928,496)
   Contract maintenance charges.....................................................     (25,369)       (25,167)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,739,549)     4,466,719
                                                                                      -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         511             --
                                                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (3,113,122)     7,096,928
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,464,772     33,367,844
                                                                                      -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $37,351,650    $40,464,772
                                                                                      ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          68            138
  Redeemed..........................................................................         (98)          (100)
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................         (30)            38
                                                                                      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/MORGAN STANLEY MID CAP
                                                                                               GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,976,757) $ (1,329,309)
  Net realized gain (loss) on investments...........................................   37,221,592     9,526,054
  Change in unrealized appreciation (depreciation) of investments...................  (54,723,297)   24,597,898
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (19,478,462)   32,794,643
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   34,507,323    23,705,704
   Transfers between funds including guaranteed interest account, net...............   17,605,553    32,598,308
   Transfers for contract benefits and terminations.................................  (10,879,650)   (7,651,516)
   Contract maintenance charges.....................................................     (144,445)      (98,932)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   41,088,781    48,553,564
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           171
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   21,610,319    81,348,378

NET ASSETS -- BEGINNING OF PERIOD                                                     166,176,396    84,828,018
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $187,786,715  $166,176,396
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          626           596
  Redeemed..........................................................................         (377)         (261)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          249           335
                                                                                     ============  ============

                                                                                        EQ/MUTUAL LARGE CAP
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (113,286) $   164,168
  Net realized gain (loss) on investments...........................................  (1,195,134)  (2,642,471)
  Change in unrealized appreciation (depreciation) of investments...................    (265,812)   5,403,690
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,574,232)   2,925,387
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,831,744    3,545,852
   Transfers between funds including guaranteed interest account, net...............  (3,253,882)  (2,965,886)
   Transfers for contract benefits and terminations.................................  (2,603,706)  (2,290,840)
   Contract maintenance charges.....................................................     (38,821)     (41,885)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,064,665)  (1,752,759)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,638,897)   1,172,628

NET ASSETS -- BEGINNING OF PERIOD                                                     30,621,672   29,449,044
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,982,775  $30,621,672
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          47           65
  Redeemed..........................................................................         (81)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (34)         (22)
                                                                                     ===========  ===========

                                                                                      EQ/OPPENHEIMER GLOBAL*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (211,811) $  (173,991)
  Net realized gain (loss) on investments...........................................   3,420,505     (229,922)
  Change in unrealized appreciation (depreciation) of investments...................  (8,792,992)   4,496,006
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (5,584,298)   4,092,093
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   8,234,009    5,488,568
   Transfers between funds including guaranteed interest account, net...............  13,023,849    7,265,992
   Transfers for contract benefits and terminations.................................  (3,444,318)  (1,878,710)
   Contract maintenance charges.....................................................     (34,109)     (25,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,779,431   10,850,267
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,195,133   14,942,360

NET ASSETS -- BEGINNING OF PERIOD                                                     37,232,472   22,290,112
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $49,427,605  $37,232,472
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         291          195
  Redeemed..........................................................................        (122)         (81)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         169          114
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/PIMCO ULTRA SHORT
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,014,080) $ (1,397,846)
  Net realized gain (loss) on investments...........................................      649,685    (4,458,221)
  Change in unrealized appreciation (depreciation) of investments...................   (1,512,560)    5,236,570
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,876,955)     (619,497)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   14,714,829    22,474,217
   Transfers between funds including guaranteed interest account, net...............  (20,651,270)   (7,523,129)
   Transfers for contract benefits and terminations.................................  (14,103,131)  (15,943,608)
   Contract maintenance charges.....................................................     (112,549)     (119,565)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,152,121)   (1,112,085)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.            4            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (22,029,072)   (1,731,582)

NET ASSETS -- BEGINNING OF PERIOD                                                     146,027,132   147,758,714
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $123,998,060  $146,027,132
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................            3            11
  Redeemed..........................................................................           (3)          (11)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          278           483
  Redeemed..........................................................................         (464)         (495)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (186)          (12)
                                                                                     ============  ============

                                                                                        EQ/QUALITY BOND PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,737,582  $ 14,992,888
  Net realized gain (loss) on investments...........................................   (4,530,559)   (1,768,967)
  Change in unrealized appreciation (depreciation) of investments...................    2,992,344    (5,366,276)
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................      199,367     7,857,645
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,473,979    12,963,701
   Transfers between funds including guaranteed interest account, net...............  (12,790,959)   (6,960,632)
   Transfers for contract benefits and terminations.................................  (14,867,092)  (16,651,863)
   Contract maintenance charges.....................................................     (130,282)     (150,523)
   Adjustments to net assets allocated to contracts in payout period................       31,133       103,576
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,283,221)  (10,695,741)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (174,984)     (103,576)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,258,838)   (2,941,672)

NET ASSETS -- BEGINNING OF PERIOD                                                     155,862,020   158,803,692
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $137,603,182  $155,862,020
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           74           123
  Redeemed..........................................................................         (151)         (174)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (77)          (51)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           35            68
  Redeemed..........................................................................          (67)          (77)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (32)           (9)
                                                                                     ============  ============

                                                                                       EQ/SMALL COMPANY INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,097,688) $   (498,795)
  Net realized gain (loss) on investments...........................................   11,928,401   (17,107,096)
  Change in unrealized appreciation (depreciation) of investments...................  (20,321,282)   55,486,871
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,490,569)   37,880,980
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,540,139    20,918,349
   Transfers between funds including guaranteed interest account, net...............  (13,153,005)  (10,985,874)
   Transfers for contract benefits and terminations.................................  (13,316,406)  (11,970,727)
   Contract maintenance charges.....................................................     (171,786)     (181,372)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (9,101,058)   (2,219,624)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,591,627)   35,661,356

NET ASSETS -- BEGINNING OF PERIOD                                                     194,684,520   159,023,164
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $176,092,893  $194,684,520
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          206           273
  Redeemed..........................................................................         (260)         (287)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (54)          (14)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                               STOCK*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,876,684) $ (1,424,940)
  Net realized gain (loss) on investments...........................................     (206,698)   (2,802,618)
  Change in unrealized appreciation (depreciation) of investments...................   (3,004,834)   21,153,042
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (5,088,216)   16,925,484
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,981,481    19,415,086
   Transfers between funds including guaranteed interest account, net...............    3,941,259    10,770,280
   Transfers for contract benefits and terminations.................................   (8,591,224)   (7,125,578)
   Contract maintenance charges.....................................................     (128,453)     (110,085)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   18,203,063    22,949,703
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           (86)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   13,114,847    39,875,101

NET ASSETS -- BEGINNING OF PERIOD                                                     136,782,505    96,907,404
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $149,897,352  $136,782,505
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          427           457
  Redeemed..........................................................................         (250)         (215)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          177           242
                                                                                     ============  ============

                                                                                        EQ/TEMPLETON GLOBAL
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   170,759  $    63,608
  Net realized gain (loss) on investments...........................................     644,583   (2,947,614)
  Change in unrealized appreciation (depreciation) of investments...................  (3,903,762)   4,817,139
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,088,420)   1,933,133
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,806,874    5,574,565
   Transfers between funds including guaranteed interest account, net...............  (1,373,993)  (1,472,917)
   Transfers for contract benefits and terminations.................................  (2,377,790)  (2,525,974)
   Contract maintenance charges.....................................................     (44,866)     (44,234)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,010,225    1,531,440
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,078,195)   3,464,573

NET ASSETS -- BEGINNING OF PERIOD                                                     31,442,520   27,977,947
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $29,364,325  $31,442,520
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         103          128
  Redeemed..........................................................................         (91)        (110)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          12           18
                                                                                     ===========  ===========

                                                                                      EQ/UBS GROWTH & INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (116,498) $  (117,068)
  Net realized gain (loss) on investments...........................................     920,554   (1,595,271)
  Change in unrealized appreciation (depreciation) of investments...................  (1,577,193)   4,095,661
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (773,137)   2,383,322
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,380,835    2,024,182
   Transfers between funds including guaranteed interest account, net...............  (3,261,313)    (713,746)
   Transfers for contract benefits and terminations.................................  (1,384,733)  (1,473,352)
   Contract maintenance charges.....................................................     (15,951)     (16,687)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,281,162)    (179,603)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,054,299)   2,203,719

NET ASSETS -- BEGINNING OF PERIOD                                                     22,949,341   20,745,622
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $18,895,042  $22,949,341
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          37           66
  Redeemed..........................................................................         (66)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (29)          (1)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      EQ/VAN KAMPEN COMSTOCK*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    23,748  $     4,158
  Net realized gain (loss) on investments...........................................     929,847   (1,121,223)
  Change in unrealized appreciation (depreciation) of investments...................  (1,730,649)   3,851,791
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (777,054)   2,734,726
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,927,364    2,500,256
   Transfers between funds including guaranteed interest account, net...............      84,759      651,497
   Transfers for contract benefits and terminations.................................  (1,581,923)  (1,622,479)
   Contract maintenance charges.....................................................     (19,396)     (20,574)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     410,804    1,508,700
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,823
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................    (366,250)   4,246,249

NET ASSETS -- BEGINNING OF PERIOD                                                     23,240,856   18,994,607
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $22,874,606  $23,240,856
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          51           84
  Redeemed..........................................................................         (48)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           3           17
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,158,374) $  (704,011)
  Net realized gain (loss) on investments...........................................    9,213,843    2,483,993
  Change in unrealized appreciation (depreciation) of investments...................  (15,708,514)   7,873,233
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (7,653,045)   9,653,215
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,185,988    6,729,167
   Transfers between funds including guaranteed interest account, net...............   26,529,387   15,640,317
   Transfers for contract benefits and terminations.................................   (6,523,595)  (4,666,468)
   Contract maintenance charges.....................................................      (51,974)     (40,140)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   30,139,806   17,662,876
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   22,486,761   27,316,091

NET ASSETS -- BEGINNING OF PERIOD                                                      73,856,602   46,540,511
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 96,343,363  $73,856,602
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          503          339
  Redeemed..........................................................................         (234)        (162)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          269          177
                                                                                     ============  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

                                                                                     FIDELITY(R) VIP CONTRAFUND(R)
                                                                                           PORTFOLIO (A)
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $       195    $    83,069
  Net realized gain (loss) on investments...........................................     551,802         45,719
  Change in unrealized appreciation (depreciation) of investments...................  (3,552,175)       924,926
                                                                                      -----------    -----------
  Net Increase (decrease) in net assets from operations.............................  (3,000,178)     1,053,714
                                                                                      -----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  21,337,912      3,996,556
   Transfers between funds including guaranteed interest account, net...............  37,385,903     11,905,994
   Transfers for contract benefits and terminations.................................  (1,505,651)       (56,485)
   Contract maintenance charges.....................................................     (28,218)        (1,155)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------    -----------
  Net increase (decrease) in net assets from contractowners transactions............  57,189,946     15,844,910
                                                                                      -----------    -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (217)         1,015
                                                                                      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  54,189,551     16,899,639

NET ASSETS -- BEGINNING OF PERIOD                                                     16,899,639             --
                                                                                      -----------    -----------

NET ASSETS -- END OF PERIOD                                                          $71,089,190    $16,899,639
                                                                                      ===========    ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========    ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         559            150
  Redeemed..........................................................................         (56)            (3)
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................         503            147
                                                                                      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY(R) VIP EQUITY-
                                                                                     INCOME PORTFOLIO (A)
                                                                                     ----------------------
                                                                                       2011        2010
                                                                                      --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 10,361    $  1,932
  Net realized gain (loss) on investments...........................................    7,484       1,826
  Change in unrealized appreciation (depreciation) of investments...................  (20,496)     15,561
                                                                                      --------    --------
  Net Increase (decrease) in net assets from operations.............................   (2,651)     19,319
                                                                                      --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  464,883     162,774
   Transfers between funds including guaranteed interest account, net...............   11,233      10,219
   Transfers for contract benefits and terminations.................................   (4,721)         (7)
   Contract maintenance charges.....................................................   (1,161)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------    --------
  Net increase (decrease) in net assets from contractowners transactions............  470,234     172,986
                                                                                      --------    --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       --          --
                                                                                      --------    --------

INCREASE (DECREASE) IN NET ASSETS...................................................  467,583     192,305

NET ASSETS -- BEGINNING OF PERIOD                                                     192,305          --
                                                                                      --------    --------

NET ASSETS -- END OF PERIOD                                                          $659,888    $192,305
                                                                                      ========    ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................        5           2
  Redeemed..........................................................................       (1)         --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................        4           2
                                                                                      ========    ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========    ========

                                                                                     FIDELITY(R) VIP MID CAP
                                                                                          PORTFOLIO (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (33,890) $   (2,920)
  Net realized gain (loss) on investments...........................................     68,001       7,571
  Change in unrealized appreciation (depreciation) of investments...................   (474,238)    126,514
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (440,127)    131,165
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,764,153   1,246,608
   Transfers between funds including guaranteed interest account, net...............     83,114     196,159
   Transfers for contract benefits and terminations.................................    (40,856)     (4,391)
   Contract maintenance charges.....................................................     (6,298)        (97)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,800,113   1,438,279
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,360,985   1,569,444

NET ASSETS -- BEGINNING OF PERIOD                                                     1,569,444          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,930,429  $1,569,444
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         29          13
  Redeemed..........................................................................         (3)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         26          13
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

                                                                                     GOLDMAN SACHS VIT MID
                                                                                      CAP VALUE FUND (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,203  $    432
  Net realized gain (loss) on investments...........................................    (30,733)    2,210
  Change in unrealized appreciation (depreciation) of investments...................    (84,427)   34,311
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (112,957)   36,953
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,102,293   272,613
   Transfers between funds including guaranteed interest account, net...............  2,542,017    67,440
   Transfers for contract benefits and terminations.................................    (33,710)      (86)
   Contract maintenance charges.....................................................     (1,736)      (21)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  3,608,864   339,946
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        133        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  3,496,040   376,899

NET ASSETS -- BEGINNING OF PERIOD                                                       376,899        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,872,939  $376,899
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         44         3
  Redeemed..........................................................................         (4)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         40         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. DIVIDEND
                                                                                      GROWTH FUND (D)(G)
                                                                                     ---------------------
                                                                                             2011
                                                                                     ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)......................................................       $   (711)
  Net realized gain (loss) on investments...........................................          1,244
  Change in unrealized appreciation (depreciation) of investments...................          3,223
                                                                                           --------
  Net Increase (decrease) in net assets from operations.............................          3,756
                                                                                           --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         51,211
   Transfers between funds including guaranteed interest account, net...............         88,715
   Transfers for contract benefits and terminations.................................         (4,527)
   Contract maintenance charges.....................................................           (140)
   Adjustments to net assets allocated to contracts in payout period................             --
                                                                                           --------
  Net increase (decrease) in net assets from contractowners transactions............        135,259
                                                                                           --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.              4
                                                                                           --------

INCREASE (DECREASE) IN NET ASSETS...................................................        139,019

NET ASSETS -- BEGINNING OF PERIOD                                                                --
                                                                                           --------

NET ASSETS -- END OF PERIOD                                                                $139,019
                                                                                           ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................          1,703
  Redeemed..........................................................................           (166)
                                                                                           --------
  Net Increase (Decrease)...........................................................          1,537
                                                                                           ========

                                                                                     INVESCO V.I. GLOBAL REAL INVESCO V.I. HIGH
                                                                                         ESTATE FUND (A)       YIELD FUND (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   305,590  $    2,850     $  (10,736)
  Net realized gain (loss) on investments...........................................     (82,669)     10,872         (9,770)
  Change in unrealized appreciation (depreciation) of investments...................  (1,181,739)     72,834         23,496
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................    (958,818)     86,556          2,990
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,039,903     594,921        735,429
   Transfers between funds including guaranteed interest account, net...............   7,115,173   2,964,303      2,012,185
   Transfers for contract benefits and terminations.................................    (782,570)    (11,245)       (33,464)
   Contract maintenance charges.....................................................      (4,141)       (168)          (325)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............   9,368,365   3,547,811      2,713,825
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       1,900         101            503
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   8,411,447   3,634,468      2,717,318

NET ASSETS -- BEGINNING OF PERIOD                                                      3,634,468          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $12,045,915  $3,634,468     $2,717,318
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         120          35             52
  Redeemed..........................................................................         (35)         (2)           (24)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          85          33             28
                                                                                     ===========  ==========     ==========

                                                                                     INVESCO V.I. INTERNATIONAL
                                                                                         GROWTH FUND (A)
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (24,984)   $    4,721
  Net realized gain (loss) on investments...........................................      2,638         4,023
  Change in unrealized appreciation (depreciation) of investments...................   (473,546)       74,627
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (495,892)       83,371
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  3,505,169       968,726
   Transfers between funds including guaranteed interest account, net...............  4,199,814       212,108
   Transfers for contract benefits and terminations.................................    (60,638)         (939)
   Contract maintenance charges.....................................................     (5,474)          (98)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,638,871     1,179,797
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --           500
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,142,979     1,263,668

NET ASSETS -- BEGINNING OF PERIOD                                                     1,263,668            --
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $8,406,647    $1,263,668
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         89            12
  Redeemed..........................................................................        (12)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         77            12
                                                                                      ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. MID CAP CORE
                                                                                         EQUITY FUND (A)
                                                                                     ------------------------
                                                                                        2011         2010
                                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (56,467)  $   (3,199)
  Net realized gain (loss) on investments...........................................     73,751        3,524
  Change in unrealized appreciation (depreciation) of investments...................   (595,835)      92,677
                                                                                     ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (578,551)      93,002
                                                                                     ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,909,299      402,847
   Transfers between funds including guaranteed interest account, net...............  4,132,286    1,458,668
   Transfers for contract benefits and terminations.................................   (382,395)     (15,994)
   Contract maintenance charges.....................................................     (2,906)        (151)
   Adjustments to net assets allocated to contracts in payout period................         --           --
                                                                                     ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  5,656,284    1,845,370
                                                                                     ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999           --
                                                                                     ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  5,078,732    1,938,372

NET ASSETS -- BEGINNING OF PERIOD                                                     1,938,372           --
                                                                                     ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $7,017,104   $1,938,372
                                                                                     ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --           --
  Redeemed..........................................................................         --           --
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         --           --
                                                                                     ==========   ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................         65           17
  Redeemed..........................................................................        (14)          (1)
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         51           16
                                                                                     ==========   ==========

                                                                                     INVESCO V.I. SMALL CAP
                                                                                        EQUITY FUND (A)
                                                                                     --------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (38,320)  $ (1,559)
  Net realized gain (loss) on investments...........................................   (137,187)    13,047
  Change in unrealized appreciation (depreciation) of investments...................   (191,054)    57,945
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................   (366,561)    69,433
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    880,888    154,565
   Transfers between funds including guaranteed interest account, net...............  2,614,736    564,858
   Transfers for contract benefits and terminations.................................   (166,175)    (1,255)
   Contract maintenance charges.....................................................     (1,292)       (32)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  3,328,157    718,136
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        470         30
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,962,066    787,599

NET ASSETS -- BEGINNING OF PERIOD                                                       787,599         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $3,749,665   $787,599
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY SERIES II
  Issued............................................................................         67          7
  Redeemed..........................................................................        (39)        (2)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         28          5
                                                                                     ==========   ========

                                                                                          IVY FUNDS VIP
                                                                                            ENERGY (A)
                                                                                     -----------------------
                                                                                         2011        2010
                                                                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (155,398) $   (6,506)
  Net realized gain (loss) on investments...........................................    (113,451)     78,997
  Change in unrealized appreciation (depreciation) of investments...................  (1,874,179)    275,589
                                                                                     -----------  ----------
  Net Increase (decrease) in net assets from operations.............................  (2,143,028)    348,080
                                                                                     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,092,720     621,767
   Transfers between funds including guaranteed interest account, net...............  10,942,591   2,821,791
   Transfers for contract benefits and terminations.................................    (524,613)    (32,351)
   Contract maintenance charges.....................................................      (5,330)       (182)
   Adjustments to net assets allocated to contracts in payout period................          --          --
                                                                                     -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  14,505,368   3,411,025
                                                                                     -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         384         514
                                                                                     -----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,362,724   3,759,619

NET ASSETS -- BEGINNING OF PERIOD                                                      3,759,619          --
                                                                                     -----------  ----------

NET ASSETS -- END OF PERIOD                                                          $16,122,343  $3,759,619
                                                                                     ===========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         201          36
  Redeemed..........................................................................         (87)         (7)
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................         114          29
                                                                                     ===========  ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................          --          --
  Redeemed..........................................................................          --          --
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................          --          --
                                                                                     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        IVY FUNDS VIP HIGH    IVY FUNDS VIP MID
                                                                                            INCOME (A)         CAP GROWTH (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,123,834  $   (8,823)    $  (18,174)
  Net realized gain (loss) on investments...........................................    (231,815)     24,963        (63,768)
  Change in unrealized appreciation (depreciation) of investments...................    (456,502)     74,964         67,311
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................     435,517      91,104        (14,631)
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,852,447     956,168        804,009
   Transfers between funds including guaranteed interest account, net...............  20,930,471   4,655,205      5,060,132
   Transfers for contract benefits and terminations.................................  (1,545,945)    (20,900)       (56,733)
   Contract maintenance charges.....................................................      (8,244)       (242)          (451)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............  27,228,729   5,590,231      5,806,957
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,430         369             --
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  27,666,676   5,681,704      5,792,326

NET ASSETS -- BEGINNING OF PERIOD                                                      5,681,704          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $33,348,380  $5,681,704     $5,792,326
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         353          65             71
  Redeemed..........................................................................        (105)        (12)            (7)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................         248          53             64
                                                                                     ===========  ==========     ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................          --          --             --
  Redeemed..........................................................................          --          --             --
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          --          --             --
                                                                                     ===========  ==========     ==========

                                                                                      IVY FUNDS VIP SMALL
                                                                                        CAP GROWTH (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,227) $   (850)
  Net realized gain (loss) on investments...........................................   (152,768)      531
  Change in unrealized appreciation (depreciation) of investments...................    (99,753)   39,189
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (263,748)   38,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    805,338   220,952
   Transfers between funds including guaranteed interest account, net...............  1,980,788     8,265
   Transfers for contract benefits and terminations.................................    (31,888)     (406)
   Contract maintenance charges.....................................................     (1,104)      (10)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,753,134   228,801
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,489,386   267,671

NET ASSETS -- BEGINNING OF PERIOD                                                       267,671        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,757,057  $267,671
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         45         2
  Redeemed..........................................................................        (15)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         30         2
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

                                                                                         LAZARD RETIREMENT
                                                                                      EMERGING MARKETS EQUITY
                                                                                           PORTFOLIO (C)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   551,329  $   117,468
  Net realized gain (loss) on investments...........................................    (756,474)      30,515
  Change in unrealized appreciation (depreciation) of investments...................  (7,559,136)     263,453
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (7,764,281)     411,436
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  13,915,336    1,880,872
   Transfers between funds including guaranteed interest account, net...............  24,946,858   14,162,175
   Transfers for contract benefits and terminations.................................  (1,526,257)     (55,963)
   Contract maintenance charges.....................................................     (18,599)      (1,108)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  37,317,338   15,985,976
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         168          332
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  29,553,225   16,397,744

NET ASSETS -- BEGINNING OF PERIOD                                                     16,397,744           --
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $45,950,969  $16,397,744
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         474          161
  Redeemed..........................................................................        (119)         (17)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         355          144
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     MFS(R) INTERNATIONAL VALUE
                                                                                          PORTFOLIO (A)
                                                                                     -------------------------
                                                                                         2011         2010
                                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     8,786   $  (12,861)
  Net realized gain (loss) on investments...........................................     125,112       24,590
  Change in unrealized appreciation (depreciation) of investments...................  (1,156,303)     214,831
                                                                                     -----------   ----------
  Net Increase (decrease) in net assets from operations.............................  (1,022,405)     226,560
                                                                                     -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,025,890    1,389,850
   Transfers between funds including guaranteed interest account, net...............  18,684,625    4,510,852
   Transfers for contract benefits and terminations.................................    (932,803)     (24,688)
   Contract maintenance charges.....................................................     (13,023)        (487)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  24,764,689    5,875,527
                                                                                     -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,000           --
                                                                                     -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  23,744,284    6,102,087

NET ASSETS -- BEGINNING OF PERIOD                                                      6,102,087           --
                                                                                     -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $29,846,371   $6,102,087
                                                                                     ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         289           61
  Redeemed..........................................................................         (63)          (6)
                                                                                     -----------   ----------
  Net Increase (Decrease)...........................................................         226           55
                                                                                     ===========   ==========

                                                                                       MFS(R) INVESTORS
                                                                                     GROWTH STOCK SERIES (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (10,590)  $   (540)
  Net realized gain (loss) on investments...........................................     16,973        658
  Change in unrealized appreciation (depreciation) of investments...................    (27,650)    12,697
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (21,267)    12,815
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    972,849     75,193
   Transfers between funds including guaranteed interest account, net...............  1,343,249    225,722
   Transfers for contract benefits and terminations.................................    (56,538)        --
   Contract maintenance charges.....................................................       (822)       (20)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  2,258,738    300,895
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        489         11
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,237,960    313,721

NET ASSETS -- BEGINNING OF PERIOD                                                       313,721         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $2,551,681   $313,721
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          3
  Redeemed..........................................................................         (6)        --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         19          3
                                                                                     ==========   ========

                                                                                     MFS(R) INVESTORS TRUST
                                                                                           SERIES (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,799) $   (4,556)
  Net realized gain (loss) on investments...........................................     56,840       2,081
  Change in unrealized appreciation (depreciation) of investments...................   (180,498)    109,929
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (135,457)    107,454
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,262,778     608,136
   Transfers between funds including guaranteed interest account, net...............    651,437   1,034,105
   Transfers for contract benefits and terminations.................................   (135,925)     (1,750)
   Contract maintenance charges.....................................................     (2,854)       (131)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,775,436   1,640,360
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         33         200
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,640,012   1,748,014

NET ASSETS -- BEGINNING OF PERIOD                                                     1,748,014          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,388,026  $1,748,014
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          16
  Redeemed..........................................................................         (9)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         16          16
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        MFS(R) TECHNOLOGY
                                                                                          PORTFOLIO (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (76,111) $   (3,170)
  Net realized gain (loss) on investments...........................................     46,128      25,780
  Change in unrealized appreciation (depreciation) of investments...................   (189,026)     43,770
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (219,009)     66,380
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,817,533     199,043
   Transfers between funds including guaranteed interest account, net...............  6,707,120   1,715,830
   Transfers for contract benefits and terminations.................................   (652,846)     (7,764)
   Contract maintenance charges.....................................................     (2,215)        (65)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,869,592   1,907,044
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        498          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,651,081   1,973,424

NET ASSETS -- BEGINNING OF PERIOD                                                     1,973,424          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $9,624,505  $1,973,424
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        127          21
  Redeemed..........................................................................        (63)         (5)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         64          16
                                                                                     ==========  ==========

                                                                                     MFS(R) UTILITIES SERIES (C)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                      -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   191,961    $   (3,705)
  Net realized gain (loss) on investments...........................................      88,981        10,255
  Change in unrealized appreciation (depreciation) of investments...................      17,015        60,304
                                                                                      -----------   ----------
  Net Increase (decrease) in net assets from operations.............................     297,957        66,854
                                                                                      -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,211,562       127,191
   Transfers between funds including guaranteed interest account, net...............  15,248,077     1,886,177
   Transfers for contract benefits and terminations.................................    (482,570)      (12,341)
   Contract maintenance charges.....................................................      (2,906)          (63)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                      -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  17,974,163     2,000,964
                                                                                      -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         541            --
                                                                                      -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  18,272,661     2,067,818

NET ASSETS -- BEGINNING OF PERIOD                                                      2,067,818            --
                                                                                      -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $20,340,479    $2,067,818
                                                                                      ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         195            20
  Redeemed..........................................................................         (39)           (1)
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................         156            19
                                                                                      ===========   ==========

                                                                                       MULTIMANAGER AGGRESSIVE
                                                                                             EQUITY* (B)
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (5,433,835) $ (1,058,755)
  Net realized gain (loss) on investments...........................................    (5,894,524)  (18,591,492)
  Change in unrealized appreciation (depreciation) of investments...................   (27,891,336)  110,198,763
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (39,219,695)   90,548,516
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    18,244,271    19,398,448
   Transfers between funds including guaranteed interest account, net...............   (30,747,145)    6,540,704
   Transfers for contract benefits and terminations.................................   (54,652,161)  (51,432,937)
   Contract maintenance charges.....................................................      (589,041)     (625,952)
   Adjustments to net assets allocated to contracts in payout period................       218,103      (108,151)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (67,525,973)  (26,227,888)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (672,541)      477,256
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (107,418,209)   64,797,884

NET ASSETS -- BEGINNING OF PERIOD                                                      626,849,677   562,051,793
                                                                                     -------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 519,431,468  $626,849,677
                                                                                     =============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           545           889
  Redeemed..........................................................................        (1,305)       (1,339)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (760)         (450)
                                                                                     =============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................            31           150
  Redeemed..........................................................................           (95)          (62)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (64)           88
                                                                                     =============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................            --            --
  Redeemed..........................................................................            --            --
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................            --            --
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       MULTIMANAGER CORE BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,495,640  $  1,574,439
  Net realized gain (loss) on investments...........................................    5,649,207     2,641,856
  Change in unrealized appreciation (depreciation) of investments...................   (2,212,270)      120,226
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,932,577     4,336,521
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,802,336    11,904,861
   Transfers between funds including guaranteed interest account, net...............    4,829,382    18,931,667
   Transfers for contract benefits and terminations.................................  (12,171,924)  (10,350,843)
   Contract maintenance charges.....................................................      (78,067)      (73,621)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............    3,381,727    20,412,064
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    8,314,304    24,748,585

NET ASSETS -- BEGINNING OF PERIOD                                                     111,740,450    86,991,865
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $120,054,754  $111,740,450
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          285           351
  Redeemed..........................................................................         (259)         (199)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           26           152
                                                                                     ============  ============

                                                                                            MULTIMANAGER
                                                                                        INTERNATIONAL EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    207,024  $  1,172,233
  Net realized gain (loss) on investments...........................................   (7,959,375)  (11,273,751)
  Change in unrealized appreciation (depreciation) of investments...................   (4,778,334)   13,941,930
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,530,685)    3,840,412
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,965,641     6,375,981
   Transfers between funds including guaranteed interest account, net...............   (6,022,363)   (4,793,495)
   Transfers for contract benefits and terminations.................................   (6,951,591)   (7,171,491)
   Contract maintenance charges.....................................................      (57,920)      (68,881)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,066,233)   (5,657,886)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (20,596,918)   (1,817,474)

NET ASSETS -- BEGINNING OF PERIOD                                                      73,087,307    74,904,781
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 52,490,389  $ 73,087,307
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           79           109
  Redeemed..........................................................................         (142)         (154)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (63)          (45)
                                                                                     ============  ============

                                                                                      MULTIMANAGER LARGE CAP
                                                                                           CORE EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (142,193) $  (149,837)
  Net realized gain (loss) on investments...........................................    (979,653)  (1,097,537)
  Change in unrealized appreciation (depreciation) of investments...................     (84,016)   2,640,215
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,205,862)   1,392,841
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     794,421      940,870
   Transfers between funds including guaranteed interest account, net...............    (645,992)    (935,824)
   Transfers for contract benefits and terminations.................................  (1,344,031)  (1,385,993)
   Contract maintenance charges.....................................................     (12,268)     (13,655)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,207,870)  (1,394,602)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,413,732)      (1,761)

NET ASSETS -- BEGINNING OF PERIOD                                                     15,030,613   15,032,374
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $12,616,881  $15,030,613
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          28           20
  Redeemed..........................................................................         (40)         (33)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)         (13)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       MULTIMANAGER LARGE CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (148,699) $  (213,492)
  Net realized gain (loss) on investments...........................................   (2,218,231)  (5,898,995)
  Change in unrealized appreciation (depreciation) of investments...................   (1,068,708)  12,270,656
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (3,435,638)   6,158,169
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,511,534    5,166,483
   Transfers between funds including guaranteed interest account, net...............   (5,206,177)  (4,050,653)
   Transfers for contract benefits and terminations.................................   (5,823,846)  (5,429,140)
   Contract maintenance charges.....................................................      (50,128)     (54,701)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (6,568,617)  (4,368,011)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (10,004,255)   1,790,158

NET ASSETS -- BEGINNING OF PERIOD                                                      57,460,903   55,670,745
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 47,456,648  $57,460,903
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           58           75
  Redeemed..........................................................................         (112)        (114)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (54)         (39)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (933,646) $  (864,448)
  Net realized gain (loss) on investments...........................................     (535,570)  (2,990,864)
  Change in unrealized appreciation (depreciation) of investments...................   (4,684,186)  19,385,816
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (6,153,402)  15,530,504
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,096,192    5,056,104
   Transfers between funds including guaranteed interest account, net...............   (5,636,353)  (3,044,036)
   Transfers for contract benefits and terminations.................................   (6,591,885)  (5,752,099)
   Contract maintenance charges.....................................................      (61,988)     (65,428)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (8,194,034)  (3,805,459)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,347,436)  11,725,045

NET ASSETS -- BEGINNING OF PERIOD                                                      76,175,310   64,450,265
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 61,827,874  $76,175,310
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           91          121
  Redeemed..........................................................................         (160)        (158)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (69)         (37)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (861,445) $  (328,336)
  Net realized gain (loss) on investments...........................................      828,915   (3,274,390)
  Change in unrealized appreciation (depreciation) of investments...................   (9,970,029)  17,560,417
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................  (10,002,559)  13,957,691
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,995,264    4,791,638
   Transfers between funds including guaranteed interest account, net...............   (4,467,572)   1,106,926
   Transfers for contract benefits and terminations.................................   (6,483,753)  (5,925,990)
   Contract maintenance charges.....................................................      (48,281)     (51,829)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (7,004,342)     (79,255)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (17,006,901)  13,878,436

NET ASSETS -- BEGINNING OF PERIOD                                                      74,136,826   60,258,390
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 57,129,925  $74,136,826
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          131
  Redeemed..........................................................................         (130)        (131)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (47)          --
                                                                                     ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      MULTIMANAGER MULTI-SECTOR
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  3,258,963  $  1,868,118
  Net realized gain (loss) on investments...........................................   (7,293,340)   (8,626,841)
  Change in unrealized appreciation (depreciation) of investments...................    8,758,653    13,128,936
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,724,276     6,370,213
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,840,575    11,569,863
   Transfers between funds including guaranteed interest account, net...............   (2,855,040)    2,536,422
   Transfers for contract benefits and terminations.................................  (14,246,903)  (13,731,471)
   Contract maintenance charges.....................................................     (120,600)     (131,069)
   Adjustments to net assets allocated to contracts in payout period................          (51)       16,208
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,382,019)      259,953
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           54       (16,208)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (3,657,689)    6,613,958

NET ASSETS -- BEGINNING OF PERIOD                                                     122,628,964   116,015,006
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $118,971,275  $122,628,964
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           93           116
  Redeemed..........................................................................         (133)         (129)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (40)          (13)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           102
  Redeemed..........................................................................         (117)          (74)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (16)           28
                                                                                     ============  ============

                                                                                       MULTIMANAGER SMALL CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (606,671) $  (587,147)
  Net realized gain (loss) on investments...........................................      867,034   (3,624,890)
  Change in unrealized appreciation (depreciation) of investments...................   (8,288,175)  15,038,194
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (8,027,812)  10,826,157
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,761,144    4,572,481
   Transfers between funds including guaranteed interest account, net...............   (5,773,072)  (3,037,557)
   Transfers for contract benefits and terminations.................................   (3,612,351)  (3,380,922)
   Contract maintenance charges.....................................................      (47,911)     (52,611)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (5,672,190)  (1,898,609)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,700,002)   8,927,548

NET ASSETS -- BEGINNING OF PERIOD                                                      53,029,343   44,101,795
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 39,329,341  $53,029,343
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          100
  Redeemed..........................................................................         (128)        (119)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (45)         (19)
                                                                                     ============  ===========

                                                                                       MULTIMANAGER SMALL CAP
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,499,920) $ (1,412,281)
  Net realized gain (loss) on investments...........................................   (6,985,670)  (18,347,017)
  Change in unrealized appreciation (depreciation) of investments...................   (3,750,544)   44,919,404
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,236,134)   25,160,106
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,813,250    10,588,219
   Transfers between funds including guaranteed interest account, net...............  (12,911,704)   (9,506,526)
   Transfers for contract benefits and terminations.................................  (10,581,620)  (10,628,958)
   Contract maintenance charges.....................................................     (129,776)     (146,649)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (14,809,850)   (9,693,914)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (27,045,984)   15,466,192

NET ASSETS -- BEGINNING OF PERIOD                                                     134,635,092   119,168,900
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $107,589,108  $134,635,092
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           176
  Redeemed..........................................................................         (188)         (246)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (87)          (70)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                      MULTIMANAGER TECHNOLOGY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,568,439) $ (1,481,261)
  Net realized gain (loss) on investments...........................................   15,655,902    (4,043,575)
  Change in unrealized appreciation (depreciation) of investments...................  (20,998,243)   23,048,143
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (6,910,780)   17,523,307
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,186,452    11,144,764
   Transfers between funds including guaranteed interest account, net...............   (9,959,354)   (6,137,023)
   Transfers for contract benefits and terminations.................................   (9,474,797)  (10,386,385)
   Contract maintenance charges.....................................................     (104,264)     (111,167)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (11,351,963)   (5,489,811)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,262,743)   12,033,496

NET ASSETS -- BEGINNING OF PERIOD                                                     126,391,816   114,358,320
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $108,129,073  $126,391,816
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          299           385
  Redeemed..........................................................................         (396)         (438)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (97)          (53)
                                                                                     ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

                                                                                     OPPENHEIMER MAIN STREET
                                                                                       FUND(R)/VA (A)
                                                                                     ----------------------
                                                                                       2011         2010
                                                                                      --------     -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (839)    $  (161)
  Net realized gain (loss) on investments...........................................    1,411         342
  Change in unrealized appreciation (depreciation) of investments...................       76       4,347
                                                                                      --------     -------
  Net Increase (decrease) in net assets from operations.............................      648       4,528
                                                                                      --------     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  136,585      50,485
   Transfers between funds including guaranteed interest account, net...............     (690)     (2,581)
   Transfers for contract benefits and terminations.................................   (1,597)         --
   Contract maintenance charges.....................................................     (258)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------     -------
  Net increase (decrease) in net assets from contractowners transactions............  134,040      47,904
                                                                                      --------     -------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      493           4
                                                                                      --------     -------

INCREASE (DECREASE) IN NET ASSETS...................................................  135,181      52,436

NET ASSETS -- BEGINNING OF PERIOD                                                      52,436          --
                                                                                      --------     -------

NET ASSETS -- END OF PERIOD                                                          $187,617     $52,436
                                                                                      ========     =======

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY CLASS B
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        2          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................        2          --
                                                                                      ========     =======

                                                                                     PIMCO VARIABLE INSURANCE
                                                                                     TRUST COMMODITYREALRETURN(R)
                                                                                     STRATEGY PORTFOLIO (A)
                                                                                     ---------------------------
                                                                                        2011           2010
                                                                                       ----------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  173,497      $ 15,018
  Net realized gain (loss) on investments...........................................      7,547         8,900
  Change in unrealized appreciation (depreciation) of investments...................   (374,355)       32,421
                                                                                       ----------     --------
  Net Increase (decrease) in net assets from operations.............................   (193,311)       56,339
                                                                                       ----------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,393,746       388,751
   Transfers between funds including guaranteed interest account, net...............    181,700       116,778
   Transfers for contract benefits and terminations.................................    (15,767)         (502)
   Contract maintenance charges.....................................................     (1,290)          (91)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                       ----------     --------
  Net increase (decrease) in net assets from contractowners transactions............  1,558,389       504,936
                                                                                       ----------     --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         (1)            2
                                                                                       ----------     --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,365,077       561,277

NET ASSETS -- BEGINNING OF PERIOD                                                       561,277            --
                                                                                       ----------     --------

NET ASSETS -- END OF PERIOD                                                          $1,926,354      $561,277
                                                                                       ==========     ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................         14             4
  Redeemed..........................................................................         (2)           --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         12             4
                                                                                       ==========     ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      TARGET 2015 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    61,859  $    39,044
  Net realized gain (loss) on investments...........................................   1,385,535     (549,513)
  Change in unrealized appreciation (depreciation) of investments...................  (2,371,761)   2,119,768
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (924,367)   1,609,299
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,147,529    3,703,450
   Transfers between funds including guaranteed interest account, net...............     (16,336)     611,172
   Transfers for contract benefits and terminations.................................  (1,477,091)  (1,329,761)
   Contract maintenance charges.....................................................     (15,892)     (15,462)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,638,210    2,969,399
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................     713,843    4,578,698
NET ASSETS -- BEGINNING OF PERIOD...................................................  20,504,530   15,925,832
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $21,218,373  $20,504,530
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          71           83
  Redeemed..........................................................................         (56)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          15           31
                                                                                     ===========  ===========

                                                                                      TARGET 2025 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    54,386  $    40,188
  Net realized gain (loss) on investments...........................................     566,951   (1,098,680)
  Change in unrealized appreciation (depreciation) of investments...................  (2,192,171)   3,563,709
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,570,834)   2,505,217
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,726,176    5,132,316
   Transfers between funds including guaranteed interest account, net...............    (770,150)     707,050
   Transfers for contract benefits and terminations.................................  (1,545,675)  (1,163,150)
   Contract maintenance charges.....................................................     (39,114)     (35,979)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,371,237    4,640,237
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       5,000        2,003
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,403    7,147,457
NET ASSETS -- BEGINNING OF PERIOD...................................................  27,185,342   20,037,885
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $28,990,745  $27,185,342
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          89          102
  Redeemed..........................................................................         (55)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          34           50
                                                                                     ===========  ===========

                                                                                      TARGET 2035 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    39,864  $    21,783
  Net realized gain (loss) on investments...........................................     141,811     (609,874)
  Change in unrealized appreciation (depreciation) of investments...................  (1,629,309)   2,680,639
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,447,634)   2,092,548
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,424,107    5,196,367
   Transfers between funds including guaranteed interest account, net...............    (378,722)     345,751
   Transfers for contract benefits and terminations.................................  (1,168,672)    (943,020)
   Contract maintenance charges.....................................................     (60,106)     (54,532)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,816,607    4,544,566
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   2,368,973    6,637,114
NET ASSETS -- BEGINNING OF PERIOD...................................................  21,520,565   14,883,451
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,889,538  $21,520,565
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          73           82
  Redeemed..........................................................................         (34)         (32)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          39           50
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                      TARGET 2045 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    11,253  $    (4,230)
  Net realized gain (loss) on investments...........................................     556,773     (449,615)
  Change in unrealized appreciation (depreciation) of investments...................  (1,738,780)   1,917,089
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,170,754)   1,463,244
                                                                                     -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,303,496    3,985,090
   Transfers between funds including guaranteed interest account, net...............    (230,129)    (452,007)
   Transfers for contract benefits and terminations.................................  (1,043,129)    (715,287)
   Contract maintenance charges.....................................................     (54,476)     (46,945)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   2,975,762    2,770,851
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,008    4,234,095
NET ASSETS -- BEGINNING OF PERIOD...................................................  14,276,818   10,042,723
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $16,081,826  $14,276,818
                                                                                     ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          59           53
  Redeemed..........................................................................         (27)         (23)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          32           30
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                                             VAN ECK VIP
                                                                                                             GLOBAL HARD
                                                                                      TEMPLETON GLOBAL BOND    ASSETS
                                                                                         SECURITIES FUND      FUND (H)
                                                                                     ----------------------  -----------
                                                                                        2011        2010        2011
                                                                                     ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  178,398  $   (3,766) $  (26,188)
  Net realized gain (loss) on investments...........................................     44,616       2,115    (164,006)
  Change in unrealized appreciation (depreciation) of investments...................   (432,475)     43,778    (464,005)
                                                                                     ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (209,461)     42,127    (654,199)
                                                                                     ----------  ----------  ----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  4,372,755   1,550,703   1,146,487
   Transfers between funds including guaranteed interest account, net...............    452,304     445,406   5,888,245
   Transfers for contract benefits and terminations.................................    (41,315)     (3,713)    (65,624)
   Contract maintenance charges.....................................................     (6,546)       (173)       (772)
   Adjustments to net assets allocated to contracts in payout period................         --          --          --
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  4,777,198   1,992,223   6,968,336
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         300          --
                                                                                     ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................................................  4,568,237   2,034,650   6,314,137
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,034,650          --          --
                                                                                     ----------  ----------  ----------
NET ASSETS -- END OF PERIOD......................................................... $6,602,887  $2,034,650  $6,314,137
                                                                                     ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --          --
  Redeemed..........................................................................         --          --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          --
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................         --          --          94
  Redeemed..........................................................................         --          --         (18)
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          76
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued............................................................................         51          19          --
  Redeemed..........................................................................         (5)         --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         46          19          --
                                                                                     ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-----------
(a)Units were made available on May 3, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(c)Units were made available on September 20, 2010.
(d)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(e)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(f)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
(g)Units were made available on May 2, 2011.
(h)Units were made available on May 20, 2011.
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth /(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                         PURCHASES      SALES
                                        ------------ ------------
All Asset Allocation................... $ 19,123,075 $  3,899,946
American Century VP Mid Cap Value Fund.    1,399,485      162,385
AXA Aggressive Allocation..............  111,769,799   68,557,726
AXA Balanced Strategy..................   17,710,371    3,491,911
AXA Conservative Allocation............   48,113,785   33,133,005
AXA Conservative Growth Strategy.......    2,824,209      330,969
AXA Conservative Strategy..............    1,542,264      205,942
AXA Conservative-Plus Allocation.......   55,029,018   37,074,671
AXA Growth Strategy....................    1,726,050    1,937,977
AXA Moderate Allocation................  206,883,261  210,923,177
AXA Moderate-Plus Allocation...........  201,591,872  140,042,187
AXA Tactical Manager 2000..............    2,767,756    1,727,272
AXA Tactical Manager 400...............    3,701,787    1,667,089
AXA Tactical Manager 500...............    3,605,551      881,483
AXA Tactical Manager International.....    3,565,890      542,520
EQ/AllianceBernstein Small Cap Growth..   77,941,585   97,833,296
EQ/AXA Franklin Small Cap Value Core...    5,978,803    6,290,706
EQ/BlackRock Basic Value Equity........   97,818,300   74,687,489
EQ/Boston Advisors Equity Income.......   15,358,973   16,334,513
EQ/Calvert Socially Responsible........    5,636,062    4,039,179
EQ/Capital Guardian Research...........   14,002,491   32,521,647
EQ/Common Stock Index..................   79,201,212  310,017,563
EQ/Core Bond Index.....................   24,480,657   32,207,046
EQ/Davis New York Venture..............    7,285,941    8,436,653
EQ/Equity 500 Index....................  145,069,927  181,743,778
EQ/Equity Growth PLUS..................   37,625,485   77,014,326
EQ/Franklin Core Balanced..............   15,339,263   20,931,371
EQ/Franklin Templeton Allocation.......   12,129,032   11,268,432
EQ/GAMCO Mergers and Acquisitions......    7,934,927    6,254,333
EQ/GAMCO Small Company Value...........  130,833,623   87,381,456
EQ/Global Bond PLUS....................   31,856,661   22,122,857
EQ/Global Multi-Sector Equity..........   78,274,877  114,479,647
EQ/Intermediate Government Bond Index..   18,381,231   25,623,197
EQ/International Core PLUS.............   34,295,276   34,435,567
EQ/International Equity Index..........   62,229,175   99,687,488
EQ/International Value PLUS............   36,387,412   55,651,650
EQ/JPMorgan Value Opportunities........    9,721,339   12,577,867
EQ/Large Cap Core PLUS.................    3,005,410    4,084,329
EQ/Large Cap Growth Index..............   20,013,497   26,404,020
EQ/Large Cap Growth PLUS...............   36,050,167   43,999,955
EQ/Large Cap Value Index...............   25,060,137    7,570,588
EQ/Large Cap Value PLUS................   65,987,882  147,337,625
EQ/Lord Abbett Large Cap Core..........   17,829,905   14,436,531
EQ/MFS International Growth............   28,515,575   21,044,909
EQ/Mid Cap Index.......................   44,218,234   64,831,475
EQ/Mid Cap Value PLUS..................   47,490,381   95,382,591
EQ/Money Market........................   76,258,697   84,561,852
EQ/Montag & Caldwell Growth............    8,707,159   12,749,583
EQ/Morgan Stanley Mid Cap Growth.......  120,318,341   66,666,110
EQ/Mutual Large Cap Equity.............    4,462,461    7,640,412
EQ/Oppenheimer Global..................   30,828,889   13,261,269

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
EQ/PIMCO Ultra Short Bond................................................ $ 31,290,290 $ 52,456,487
EQ/Quality Bond PLUS.....................................................   21,609,032   38,185,802
EQ/Small Company Index...................................................   48,523,682   42,741,902
EQ/T. Rowe Price Growth Stock............................................   44,620,081   28,293,702
EQ/Templeton Global Equity...............................................    9,382,187    8,201,203
EQ/UBS Growth & Income...................................................    4,213,904    7,611,564
EQ/Van Kampen Comstock...................................................    5,650,673    5,216,121
EQ/Wells Fargo Omega Growth..............................................   57,632,926   27,009,595
Fidelity(R) VIP Contrafund(R) Portfolio..................................   64,139,009    6,948,868
Fidelity(R) VIP Equity-Income Portfolio..................................      546,938       66,343
Fidelity(R) VIP Mid Cap Portfolio........................................    3,200,234      425,688
Goldman Sachs VIT Mid Cap Value Fund.....................................    4,038,627      427,560
Invesco V.I. Dividend Growth Fund........................................      150,150       15,604
Invesco V.I. Global Real Estate Fund.....................................   13,491,146    3,815,192
Invesco V.I. High Yield Fund.............................................    4,984,946    2,281,354
Invesco V.I. International Growth Fund...................................    8,785,253    1,171,366
Invesco V.I. Mid Cap Core Equity Fund....................................    7,274,688    1,673,872
Invesco V.I. Small Cap Equity Fund.......................................    8,393,370    5,103,032
Ivy Funds VIP Energy.....................................................   25,614,522   11,264,053
Ivy Funds VIP High Income................................................   40,074,014   11,718,952
Ivy Funds VIP Mid Cap Growth.............................................    6,434,228      645,445
Ivy Funds VIP Small Cap Growth...........................................    4,042,535    1,300,628
Lazard Retirement Emerging Markets Equity Portfolio......................   50,747,713   12,878,546
MFS(R) International Value Portfolio.....................................   31,950,316    7,174,841
MFS(R) Investors Growth Stock Series.....................................    3,029,528      780,880
MFS(R) Investors Trust Series............................................    2,777,500    1,013,861
MFS(R) Technology Portfolio..............................................   15,578,136    7,784,157
MFS(R) Utilities Series..................................................   22,835,845    4,669,223
Multimanager Aggressive Equity...........................................   18,031,573   91,655,395
Multimanager Core Bond...................................................   46,443,864   37,514,889
Multimanager International Equity........................................   10,874,610   18,733,819
Multimanager Large Cap Core Equity.......................................    3,170,708    4,520,771
Multimanager Large Cap Value.............................................    7,642,121   14,359,437
Multimanager Mid Cap Growth..............................................   10,809,771   19,937,451
Multimanager Mid Cap Value...............................................   12,171,682   20,037,469
Multimanager Multi-Sector Bond...........................................   29,207,205   34,330,207
Multimanager Small Cap Growth............................................    9,971,449   16,250,310
Multimanager Small Cap Value.............................................   17,024,604   33,334,374
Multimanager Technology..................................................   35,518,974   48,439,376
Oppenheimer Main Street Fund(R) /VA......................................      171,705       38,006
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    1,949,573      217,687
Target 2015 Allocation...................................................    7,844,299    5,845,358
Target 2025 Allocation...................................................    9,426,343    5,834,975
Target 2035 Allocation...................................................    7,586,867    3,604,791
Target 2045 Allocation...................................................    5,892,117    2,804,458
Templeton Global Bond Securities Fund....................................    5,629,532      646,588
Van Eck VIP Global Hard Assets Fund......................................    8,691,924    1,749,776

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

   Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

--------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH         MULTIMANAGER AGGRESIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A           2,913,236                            22,592,038
Value -- Class A          $      7.88                          $      23.83
Shares -- Class B         $ 1,049,889                          $  1,061,491
Value -- Class B          $      7.72                          $      23.38
Net Assets Before Merger   31,061,443                          $532,124,482
Net Assets After Merger   $        --                          $563,185,925

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT                          --             --           --      --

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                your account value on the last business    account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $25                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                          WITH THE GUARANTEED MINIMUM INCOME         account value
                                                                BENEFIT) - 0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater
                                                                of 6% roll-up to age 85 benefit base, as
                                                                applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                the GWBL Enhance death benefit base

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                                     UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                  UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                  ----------- ------------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (r)      $115.06             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B (r)     $112.54             --               --         --        (4.89)%
      All contract charges                               --            223         $ 25,298       1.97%          --
2010  Lowest contract charge 0.50% Class B (r)      $119.82             --               --         --        14.41%
      Highest contract charge 1.45% Class B (r)     $118.33             --               --         --        13.31%
      All contract charges                               --            101         $ 11,926       2.90%          --
2009  Lowest contract charge 0.50% Class B (r)      $104.73             --               --         --         2.75%
      Highest contract charge 1.45% Class B (r)     $104.43             --               --         --         2.47%
      All contract charges                               --             20         $  2,043       4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class II (t)     $104.57             --               --         --        (1.53)%
      Highest contract charge 1.20% Class II (t)    $103.68             --               --         --        (2.03)%
      All contract charges                               --             16         $  1,668       1.44%          --
2010  Lowest contract charge 0.90% Class II (t)     $106.06             --               --         --         6.01%
      Highest contract charge 1.20% Class II (t)    $105.83             --               --         --         5.79%
      All contract charges                               --              4         $    472       2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B          $128.63             --               --         --        (7.96)%
      Highest contract charge 1.45% Class B         $118.84             --               --         --        (8.84)%
      All contract charges                               --          2,983         $357,014       1.34%          --
2010  Lowest contract charge 0.50% Class B          $139.76             --               --         --        12.51%
      Highest contract charge 1.45% Class B         $130.37             --               --         --        11.44%
      All contract charges                               --          2,731         $357,010       1.71%          --
2009  Lowest contract charge 0.50% Class B          $124.22             --               --         --        26.65%
      Highest contract charge 1.45% Class B         $116.99             --               --         --        25.44%
      All contract charges                               --          2,255         $264,074       1.16%          --
2008  Lowest contract charge 0.50% Class B          $ 98.08             --               --         --       (39.50)%
      Highest contract charge 1.45% Class B         $ 93.26             --               --         --       (40.08)%
      All contract charges                               --          1,573         $146,691       1.79%          --
2007  Lowest contract charge 0.50% Class B          $162.11             --               --         --         5.64%
      Highest contract charge 1.45% Class B         $155.64             --               --         --         4.62%
      All contract charges                               --          1,034         $161,376       2.96%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)      $108.40             --               --         --        (3.22)%
      Highest contract charge 1.25% Class A (s)     $108.02             --               --         --        (3.37)%
      All contract charges                               --              5         $    544       1.36%          --
2010  Lowest contract charge 1.10% Class A (s)      $112.01             --               --         --         9.12%
      Highest contract charge 1.25% Class A (s)     $111.79             --               --         --         8.96%
      All contract charges                               --              3         $    350       1.92%          --
2009  Lowest contract charge 1.10% Class A (s)      $102.65             --               --         --         1.93%
      Highest contract charge 1.25% Class A (s)     $102.60             --               --         --         1.89%
      All contract charges                               --              4         $    394       2.34%          --
AXA BALANCED STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)      $115.70             --               --         --        (3.61)%
      Highest contract charge 1.30% Class B (q)     $115.55             --               --         --        (3.66)%
      All contract charges                               --            290         $ 33,585       1.36%          --
2010  Lowest contract charge 1.25% Class B (q)      $120.03             --               --         --         8.68%
      Highest contract charge 1.30% Class B (q)     $119.94             --               --         --         8.62%
      All contract charges                               --            176         $ 21,202       1.92%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                                    UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ----------- ------------------- ---------- -------------- ---------
AXA BALANCED STRATEGY (CONTINUED)
2009  Lowest contract charge 1.25% Class B (q)     $110.45             --               --         --        12.64%
      Highest contract charge 1.30% Class B (q)    $110.42             --               --         --        12.60%
      All contract charges                              --             51         $  5,642       2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $128.42             --               --         --         1.39%
      Highest contract charge 1.45% Class B        $118.65             --               --         --         0.42%
      All contract charges                              --            988         $116,023       1.76%          --
2010  Lowest contract charge 0.50% Class B         $126.66             --               --         --         6.73%
      Highest contract charge 1.45% Class B        $118.15             --               --         --         5.71%
      All contract charges                              --            878         $103,215       2.41%          --
2009  Lowest contract charge 0.50% Class B         $118.67             --               --         --         9.27%
      Highest contract charge 1.45% Class B        $111.77             --               --         --         8.24%
      All contract charges                              --            701         $ 78,154       2.54%          --
2008  Lowest contract charge 0.50% Class B         $108.60             --               --         --       (11.46)%
      Highest contract charge 1.45% Class B        $103.26             --               --         --       (12.31)%
      All contract charges                              --            539         $ 55,833       4.85%          --
2007  Lowest contract charge 0.50% Class B         $122.65             --               --         --         5.27%
      Highest contract charge 1.45% Class B        $117.75             --               --         --         4.26%
      All contract charges                              --            378         $ 44,771       5.06%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $114.67             --               --         --        (2.62)%
      Highest contract charge 1.30% Class B (q)    $114.53             --               --         --        (2.67)%
      All contract charges                              --             52         $  5,951       1.39%          --
2010  Lowest contract charge 1.25% Class B (q)     $117.76             --               --         --         7.76%
      Highest contract charge 1.30% Class B (q)    $117.67             --               --         --         7.74%
      All contract charges                              --             31         $  3,722       1.71%          --
2009  Lowest contract charge 1.25% Class B (q)     $109.28             --               --         --        10.60%
      Highest contract charge 1.30% Class B (q)    $109.22             --               --         --        10.58%
      All contract charges                              --             10         $  1,140       1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $111.12             --               --         --        (0.54)%
      Highest contract charge 1.30% Class B (q)    $110.98             --               --         --        (0.59)%
      All contract charges                              --             25         $  2,768       1.90%          --
2010  Lowest contract charge 1.25% Class B (q)     $111.72             --               --         --         5.94%
      Highest contract charge 1.30% Class B (q)    $111.64             --               --         --         5.89%
      All contract charges                              --             13         $  1,475       2.37%          --
2009  Lowest contract charge 1.25% Class B (q)     $105.46             --               --         --         5.67%
      Highest contract charge 1.30% Class B (q)    $105.43             --               --         --         5.64%
      All contract charges                              --              3         $    275       2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $127.77             --               --         --        (1.21)%
      Highest contract charge 1.45% Class B        $118.05             --               --         --        (2.15)%
      All contract charges                              --          1,358         $160,091       1.58%          --
2010  Lowest contract charge 0.50% Class B         $129.33             --               --         --         8.52%
      Highest contract charge 1.45% Class B        $120.64             --               --         --         7.49%
      All contract charges                              --          1,244         $149,815       2.16%          --
2009  Lowest contract charge 0.50% Class B         $119.17             --               --         --        13.85%
      Highest contract charge 1.45% Class B        $112.23             --               --         --        12.76%
      All contract charges                              --          1,056         $118,182       2.15%          --
2008  Lowest contract charge 0.50% Class B         $104.67             --               --         --       (19.83)%
      Highest contract charge 1.45% Class B        $ 99.53             --               --         --       (20.59)%
      All contract charges                              --            800         $ 79,752       3.64%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2007  Lowest contract charge 0.50% Class B        $130.56             --                --        --         4.96%
      Highest contract charge 1.45% Class B       $125.34             --                --        --         3.95%
      All contract charges                             --            634        $   80,092      4.08%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $108.93             --                --        --        (5.21)%
      Highest contract charge 1.25% Class A (s)   $108.55             --                --        --        (5.35)%
      All contract charges                             --             11        $    1,177      1.19%          --
2010  Lowest contract charge 1.10% Class A (s)    $114.92             --                --        --        10.72%
      Highest contract charge 1.25% Class A (s)   $114.69             --                --        --        10.56%
      All contract charges                             --             13        $    1,535      1.56%          --
2009  Lowest contract charge 1.10% Class A (s)    $103.79             --                --        --         2.87%
      Highest contract charge 1.25% Class A (s)   $103.74             --                --        --         2.84%
      All contract charges                             --             14        $    1,474      1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $102.59             --                --        --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                --        --        (3.56)%
      All contract charges                             --         17,152        $1,263,112      1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                --        --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                --        --         8.59%
      All contract charges                             --         18,275        $1,387,456      2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                --        --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                --        --        15.60%
      All contract charges                             --         18,864        $1,310,255      1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                --        --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                --        --       (25.38)%
      All contract charges                             --         19,014        $1,142,587      3.70%          --
2007  Lowest contract charge 0.50% Class A        $109.30             --                --        --         6.00%
      Highest contract charge 1.45% Class A       $144.38             --                --        --         4.99%
      All contract charges                             --         19,631        $1,586,678      3.35%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $118.42             --                --        --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                --        --        (3.65)%
      All contract charges                             --          2,171        $  261,855      1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                --        --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                --        --         8.50%
      All contract charges                             --          1,923        $  240,775      2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                --        --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                --        --        15.51%
      All contract charges                             --          1,585        $  183,180      1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                --        --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                --        --       (25.44)%
      All contract charges                             --          1,338        $  136,760      3.70%          --
2007  Lowest contract charge 0.50% Class B        $127.43             --                --        --         5.73%
      Highest contract charge 1.30% Class B       $107.96             --                --        --         4.90%
      All contract charges                             --          1,218        $  170,510      3.35%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $133.07             --                --        --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                --        --        (6.34)%
      All contract charges                             --          6,568        $  807,708      1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                --        --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                --        --         9.94%
      All contract charges                             --          6,277        $  822,427      1.82%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $126.77             --               --         --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --               --         --        20.18%
      All contract charges                             --          5,622         $668,768       1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --               --         --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --               --         --       (32.77)%
      All contract charges                             --          4,565         $452,172       2.45%          --
2007  Lowest contract charge 0.50% Class B        $153.90             --               --         --         5.85%
      Highest contract charge 1.45% Class B       $147.76             --               --         --         4.84%
      All contract charges                             --          3,480         $513,806       3.38%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.17             --               --         --       (11.18)%
      Highest contract charge 1.34% Class B (t)   $109.23             --               --         --       (11.75)%
      All contract charges                             --             12         $  1,291       0.03%          --
2010  Lowest contract charge 0.70% Class B (t)    $124.04             --               --         --        17.16%
      Highest contract charge 1.34% Class B (t)   $123.77             --               --         --        16.95%
      All contract charges                             --              3         $    416       0.08%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $109.35             --               --         --        (8.86)%
      Highest contract charge 1.34% Class B (t)   $108.41             --               --         --        (9.45)%
      All contract charges                             --             25         $  2,592       0.05%          --
2010  Lowest contract charge 0.70% Class B (t)    $119.98             --               --         --        14.37%
      Highest contract charge 1.34% Class B (t)   $119.72             --               --         --        14.17%
      All contract charges                             --              8         $    954       0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.47             --               --         --        (4.42)%
      Highest contract charge 1.34% Class B (t)   $109.53             --               --         --        (5.03)%
      All contract charges                             --             35         $  3,721       0.64%          --
2010  Lowest contract charge 0.70% Class B (t)    $115.58             --               --         --        10.26%
      Highest contract charge 1.34% Class B (t)   $115.33             --               --         --        10.06%
      All contract charges                             --             10         $  1,215       0.69%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $ 93.15             --               --         --       (16.64)%
      Highest contract charge 1.34% Class B (t)   $ 92.35             --               --         --       (17.17)%
      All contract charges                             --             34         $  3,102       2.30%          --
2010  Lowest contract charge 0.70% Class B (t)    $111.74             --               --         --         6.88%
      Highest contract charge 1.34% Class B (t)   $111.50             --               --         --         6.68%
      All contract charges                             --              5         $    638       1.76%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $118.95             --               --         --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --               --         --        (1.84)%
      All contract charges                             --          1,220         $249,306       0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --               --         --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --               --         --        31.64%
      All contract charges                             --          1,331         $276,722       0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --               --         --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --               --         --        34.04%
      All contract charges                             --          1,403         $221,353       0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --               --         --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --               --         --       (45.32)%
      All contract charges                             --          1,444         $169,875       0.01%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class A    $120.87             --               --         --        16.40%
      Highest contract charge 1.45% Class A   $155.92             --               --         --        15.28%
      All contract charges                         --          1,537         $330,250       0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $113.78             --               --         --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70             --               --         --        (1.92)%
      All contract charges                         --            255         $ 39,148       0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09             --               --         --        32.58%
      Highest contract charge 1.30% Class B   $114.91             --               --         --        31.54%
      All contract charges                         --            280         $ 44,323       0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81             --               --         --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36             --               --         --        33.93%
      All contract charges                         --            301         $ 36,400       0.15%          --
2008  Lowest contract charge 0.50% Class B    $ 64.30             --               --         --       (44.93)%
      Highest contract charge 1.30% Class B   $ 65.23             --               --         --       (45.37)%
      All contract charges                         --            318         $ 29,108       0.01%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --        16.10%
      Highest contract charge 1.30% Class B   $119.40             --               --         --        15.18%
      All contract charges                         --            353         $ 59,087       0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 92.77             --               --         --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16             --               --         --       (10.89)%
      All contract charges                         --            156         $ 13,851       0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11             --               --         --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93             --               --         --        22.47%
      All contract charges                         --            156         $ 15,611       0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39             --               --         --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78             --               --         --        26.36%
      All contract charges                         --            144         $ 11,627       1.05%          --
2008  Lowest contract charge 0.50% Class B    $ 65.36             --               --         --       (33.74)%
      Highest contract charge 1.45% Class B   $ 63.93             --               --         --       (34.37)%
      All contract charges                         --            118         $  7,589       1.02%          --
2007  Lowest contract charge 0.50% Class B    $ 98.64             --               --         --        (9.09)%
      Highest contract charge 1.45% Class B   $ 97.41             --               --         --        (9.96)%
      All contract charges                         --             66         $  6,402       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $139.47             --               --         --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42             --               --         --        (4.51)%
      All contract charges                         --          2,193         $402,728       1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66             --               --         --        11.72%
      Highest contract charge 1.45% Class B   $162.76             --               --         --        10.66%
      All contract charges                         --          2,041         $397,717       1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48             --               --         --        29.64%
      Highest contract charge 1.45% Class B   $147.09             --               --         --        28.40%
      All contract charges                         --          1,845         $328,742       2.77%          --
2008  Lowest contract charge 0.50% Class B    $ 99.88             --               --         --       (36.88)%
      Highest contract charge 1.45% Class B   $114.56             --               --         --       (37.48)%
      All contract charges                         --          1,678         $235,310       1.69%          --
2007  Lowest contract charge 0.50% Class B    $158.23             --               --         --         0.67%
      Highest contract charge 1.45% Class B   $183.24             --               --         --        (0.29)%
      All contract charges                         --          1,706         $383,188       1.08%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $114.96             --                --        --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27             --                --        --        (1.84)%
      All contract charges                         --            516        $   55,550      1.86%          --
2010  Lowest contract charge 0.50% Class B    $116.00             --                --        --        15.13%
      Highest contract charge 1.45% Class B   $109.28             --                --        --        14.03%
      All contract charges                         --            528        $   57,712      2.42%          --
2009  Lowest contract charge 0.50% Class B    $100.76             --                --        --        10.99%
      Highest contract charge 1.45% Class B   $ 95.83             --                --        --         9.92%
      All contract charges                         --            524        $   50,322      2.62%          --
2008  Lowest contract charge 0.50% Class B    $ 90.78             --                --        --       (32.64)%
      Highest contract charge 1.45% Class B   $ 87.18             --                --        --       (33.28)%
      All contract charges                         --            487        $   42,542      2.38%          --
2007  Lowest contract charge 0.50% Class B    $134.77             --                --        --         3.18%
      Highest contract charge 1.45% Class B   $130.66             --                --        --         2.18%
      All contract charges                         --            445        $   58,354      1.93%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B    $ 75.24             --                --        --        (0.24)%
      Highest contract charge 1.35% Class B   $ 76.58             --                --        --        (1.07)%
      All contract charges                         --            304        $   23,549      0.38%          --
2010  Lowest contract charge 0.50% Class B    $ 75.42             --                --        --        11.96%
      Highest contract charge 1.45% Class B   $ 99.18             --                --        --        10.89%
      All contract charges                         --            283        $   22,061      0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 67.36             --                --        --        30.24%
      Highest contract charge 1.45% Class B   $ 89.44             --                --        --        28.99%
      All contract charges                         --            267        $   18,810      0.26%          --
2008  Lowest contract charge 0.50% Class B    $ 51.72             --                --        --       (45.50)%
      Highest contract charge 1.45% Class B   $ 69.34             --                --        --       (46.02)%
      All contract charges                         --            235        $   12,828      0.29%          --
2007  Lowest contract charge 0.50% Class B    $ 94.90             --                --        --        11.57%
      Highest contract charge 1.45% Class B   $128.45             --                --        --        10.49%
      All contract charges                         --            218        $   21,860      0.24%          --
EQ/CAPITAL GUARDIAN RESEARCH (B)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $129.43             --                --        --         3.27%
      Highest contract charge 1.45% Class B   $117.85             --                --        --         2.50%
      All contract charges                         --          1,313        $  155,656      0.71%          --
2010  Lowest contract charge 0.50% Class B    $114.78             --                --        --        15.22%
      Highest contract charge 1.45% Class B   $114.98             --                --        --        14.12%
      All contract charges                         --          1,454        $  168,794      0.74%          --
2009  Lowest contract charge 0.50% Class B    $ 99.62             --                --        --        30.80%
      Highest contract charge 1.45% Class B   $100.76             --                --        --        29.56%
      All contract charges                         --          1,584        $  161,230      1.16%          --
2008  Lowest contract charge 0.50% Class B    $ 76.16             --                --        --       (39.97)%
      Highest contract charge 1.45% Class B   $ 77.77             --                --        --       (40.54)%
      All contract charges                         --          1,706        $  134,398      0.92%          --
2007  Lowest contract charge 0.50% Class B    $126.86             --                --        --         1.15%
      Highest contract charge 1.45% Class B   $130.80             --                --        --         0.18%
      All contract charges                         --          1,936        $  256,826      1.21%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 89.43             --                --        --         0.28%
      Highest contract charge 1.45% Class A   $ 95.93             --                --        --        (0.68)%
      All contract charges                         --          6,234        $1,826,842      1.45%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/COMMON STOCK INDEX (M) (CONTINUED)
2010  Lowest contract charge 0.50% Class A        $ 89.18             --                --        --        15.58%
      Highest contract charge 1.49% Class A       $311.66             --                --        --        14.67%
      All contract charges                             --          6,983        $2,055,925      1.50%          --
2009  Lowest contract charge 0.50% Class A        $ 77.16             --                --        --        28.00%
      Highest contract charge 1.49% Class A       $271.80             --                --        --        27.02%
      All contract charges                             --          7,732        $1,984,969      2.01%          --
2008  Lowest contract charge 0.50% Class A        $ 60.28             --                --        --       (43.94)%
      Highest contract charge 1.49% Class A       $213.98             --                --        --       (44.31)%
      All contract charges                             --          8,404        $1,696,532      1.74%          --
2007  Lowest contract charge 0.50% Class A        $107.52             --                --        --         3.22%
      Highest contract charge 1.49% Class A       $384.25             --                --        --         2.53%
      All contract charges                             --          9,616        $3,481,372      1.18%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 86.56             --                --        --         0.03%
      Highest contract charge 1.30% Class B       $ 84.72             --                --        --        (0.76)%
      All contract charges                             --            981        $   90,393      1.45%          --
2010  Lowest contract charge 0.50% Class B        $ 86.53             --                --        --        15.30%
      Highest contract charge 1.30% Class B       $ 85.37             --                --        --        14.38%
      All contract charges                             --          1,085        $  100,911      1.50%          --
2009  Lowest contract charge 0.50% Class B        $ 75.05             --                --        --        27.68%
      Highest contract charge 1.30% Class B       $ 74.64             --                --        --        26.68%
      All contract charges                             --          1,189        $   96,715      2.01%          --
2008  Lowest contract charge 0.50% Class B        $ 58.78             --                --        --       (44.08)%
      Highest contract charge 1.30% Class B       $ 58.92             --                --        --       (44.52)%
      All contract charges                             --          1,286        $   82,770      1.74%          --
2007  Lowest contract charge 0.50% Class B        $105.11             --                --        --         2.96%
      Highest contract charge 1.30% Class B       $106.21             --                --        --         2.14%
      All contract charges                             --          1,495        $  174,274      1.18%          --
EQ/CORE BOND INDEX (P)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $126.30             --                --        --         4.28%
      Highest contract charge 1.45% Class B       $114.67             --                --        --         3.29%
      All contract charges                             --          1,056        $  122,833      1.85%          --
2010  Lowest contract charge 0.50% Class B        $121.12             --                --        --         5.25%
      Highest contract charge 1.45% Class B       $111.02             --                --        --         4.25%
      All contract charges                             --          1,128        $  127,022      2.18%          --
2009  Lowest contract charge 0.50% Class B        $115.08             --                --        --         2.18%
      Highest contract charge 1.45% Class B       $106.50             --                --        --         1.20%
      All contract charges                             --          1,163        $  125,579      2.75%          --
2008  Lowest contract charge 0.50% Class B        $112.63             --                --        --        (9.40)%
      Highest contract charge 1.45% Class B       $105.24             --                --        --       (10.26)%
      All contract charges                             --            993        $  105,935      4.16%          --
2007  Lowest contract charge 0.50% Class B        $124.31             --                --        --         2.58%
      Highest contract charge 1.45% Class B       $117.27             --                --        --         1.60%
      All contract charges                             --          1,164        $  138,131      4.62%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (a)    $ 82.09             --                --        --        (5.13)%
      Highest contract charge 1.45% Class B (a)   $ 78.53             --                --        --        (6.03)%
      All contract charges                             --            322        $   25,523      0.30%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 86.53             --                --        --        11.19%
      Highest contract charge 1.45% Class B (a)   $ 83.57             --                --        --        10.14%
      All contract charges                             --            332        $   28,092      0.85%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B (a)    $ 77.82             --               --         --        32.01%
      Highest contract charge 1.45% Class B (a)   $ 75.88             --               --         --        30.76%
      All contract charges                             --            281         $ 21,535       1.99%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 58.95             --               --         --       (39.51)%
      Highest contract charge 1.45% Class B (a)   $ 58.03             --               --         --       (40.09)%
      All contract charges                             --            187         $ 10,886       0.78%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 97.46             --               --         --        (2.54)%
      Highest contract charge 1.45% Class B (a)   $ 96.87             --               --         --        (3.13)%
      All contract charges                             --             64         $  6,154       1.15%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $ 97.99             --               --         --         1.26%
      Highest contract charge 1.45% Class A       $106.45             --               --         --         0.29%
      All contract charges                             --          2,408         $665,749       1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77             --               --         --        14.09%
      Highest contract charge 1.45% Class A       $106.14             --               --         --        13.00%
      All contract charges                             --          2,548         $703,946       1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82             --               --         --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93             --               --         --        24.34%
      All contract charges                             --          2,660         $651,857       2.22%          --
2008  Lowest contract charge 0.50% Class A        $ 67.56             --               --         --       (37.48)%
      Highest contract charge 1.45% Class A       $ 75.54             --               --         --       (38.07)%
      All contract charges                             --          2,707         $534,905       1.87%          --
2007  Lowest contract charge 0.50% Class A        $108.06             --               --         --         4.69%
      Highest contract charge 1.45% Class A       $121.98             --               --         --         3.68%
      All contract charges                             --          2,858         $914,617       1.54%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 96.88             --               --         --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83             --               --         --         0.21%
      All contract charges                             --            937         $ 94,390       1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91             --               --         --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64             --               --         --        12.91%
      All contract charges                             --            909         $ 91,565       1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28             --               --         --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05             --               --         --        24.24%
      All contract charges                             --            891         $ 79,695       2.22%          --
2008  Lowest contract charge 0.50% Class B        $ 67.29             --               --         --       (37.64)%
      Highest contract charge 1.30% Class B       $ 66.04             --               --         --       (38.13)%
      All contract charges                             --            852         $ 61,956       1.87%          --
2007  Lowest contract charge 0.50% Class B        $107.91             --               --         --         4.43%
      Highest contract charge 1.30% Class B       $106.74             --               --         --         3.60%
      All contract charges                             --            902         $106,809       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $147.32             --               --         --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53             --               --         --        (7.55)%
      All contract charges                             --          2,304         $311,114       0.26%          --
2010  Lowest contract charge 0.50% Class B        $157.83             --               --         --        14.68%
      Highest contract charge 1.45% Class B       $144.44             --               --         --        13.59%
      All contract charges                             --          2,551         $371,771       0.29%          --
2009  Lowest contract charge 0.50% Class B        $137.63             --               --         --        27.18%
      Highest contract charge 1.45% Class B       $127.16             --               --         --        25.96%
      All contract charges                             --          2,765         $354,268       0.90%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $108.22             --               --         --       (40.59)%
      Highest contract charge 1.45% Class B       $100.95             --               --         --       (41.16)%
      All contract charges                             --          2,670         $271,576       0.99%          --
2007  Lowest contract charge 0.50% Class B        $182.16             --               --         --        13.47%
      Highest contract charge 1.45% Class B       $171.57             --               --         --        12.39%
      All contract charges                             --          2,374         $411,149       0.18%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $103.19             --               --         --        (0.42)%
      Highest contract charge 1.45% Class B       $ 98.07             --               --         --        (1.37)%
      All contract charges                             --            717         $ 70,812       3.23%          --
2010  Lowest contract charge 0.50% Class B        $103.63             --               --         --        10.75%
      Highest contract charge 1.45% Class B       $ 99.43             --               --         --         9.68%
      All contract charges                             --            785         $ 78,731       3.04%          --
2009  Lowest contract charge 0.50% Class B        $ 93.57             --               --         --        29.87%
      Highest contract charge 1.45% Class B       $ 90.65             --               --         --        28.64%
      All contract charges                             --            850         $ 77,384       5.79%          --
2008  Lowest contract charge 0.50% Class B        $ 72.05             --               --         --       (32.14)%
      Highest contract charge 1.45% Class B       $ 70.47             --               --         --       (32.79)%
      All contract charges                             --            845         $ 59,776       6.17%          --
2007  Lowest contract charge 0.50% Class B        $106.18             --               --         --         1.55%
      Highest contract charge 1.45% Class B       $104.85             --               --         --         0.57%
      All contract charges                             --            825         $ 86,650       4.64%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class B (a)    $ 80.20             --               --         --        (4.92)%
      Highest contract charge 1.34% Class B (a)   $ 77.11             --               --         --        (5.72)%
      All contract charges                             --            598         $ 46,424       1.83%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 84.35             --               --         --         9.84%
      Highest contract charge 1.45% Class B (a)   $ 81.46             --               --         --         8.79%
      All contract charges                             --            593         $ 48,725       2.10%          --
2009  Lowest contract charge 0.50% Class B (a)    $ 76.79             --               --         --        27.81%
      Highest contract charge 1.45% Class B (a)   $ 74.88             --               --         --        26.59%
      All contract charges                             --            562         $ 42,403       2.59%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 60.08             --               --         --       (37.20)%
      Highest contract charge 1.45% Class B (a)   $ 59.15             --               --         --       (37.80)%
      All contract charges                             --            501         $ 29,735       4.75%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 95.67             --               --         --        (4.33)%
      Highest contract charge 1.45% Class B (a)   $ 95.10             --               --         --        (4.90)%
      All contract charges                             --            292         $ 27,827       2.48%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $132.83             --               --         --         0.84%
      Highest contract charge 1.45% Class B       $124.60             --               --         --        (0.12)%
      All contract charges                             --            159         $ 19,826       0.18%          --
2010  Lowest contract charge 0.50% Class B        $131.72             --               --         --         9.08%
      Highest contract charge 1.45% Class B       $124.75             --               --         --         8.04%
      All contract charges                             --            151         $ 18,664       0.00%          --
2009  Lowest contract charge 0.50% Class B        $120.76             --               --         --        16.04%
      Highest contract charge 1.45% Class B       $115.47             --               --         --        14.93%
      All contract charges                             --            120         $ 13,875       0.00%          --
2008  Lowest contract charge 0.50% Class B        $104.07             --               --         --       (14.25)%
      Highest contract charge 1.45% Class B       $100.47             --               --         --       (15.07)%
      All contract charges                             --            115         $ 11,611       0.51%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $121.36             --               --         --         2.90%
      Highest contract charge 1.45% Class B   $118.30             --               --         --         1.91%
      All contract charges                         --            108         $ 12,892       0.81%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $186.34             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B   $173.86             --               --         --        (4.89)%
      All contract charges                         --          2,138         $367,988       0.08%          --
2010  Lowest contract charge 0.50% Class B    $194.05             --               --         --        31.98%
      Highest contract charge 1.45% Class B   $182.80             --               --         --        30.72%
      All contract charges                         --          1,887         $341,922       0.39%          --
2009  Lowest contract charge 0.50% Class B    $147.03             --               --         --        40.75%
      Highest contract charge 1.45% Class B   $139.84             --               --         --        39.39%
      All contract charges                         --          1,474         $205,125       0.47%          --
2008  Lowest contract charge 0.50% Class B    $104.46             --               --         --       (31.01)%
      Highest contract charge 1.45% Class B   $100.32             --               --         --       (31.66)%
      All contract charges                         --          1,113         $111,588       0.62%          --
2007  Lowest contract charge 0.50% Class B    $151.41             --               --         --         8.75%
      Highest contract charge 1.45% Class B   $146.80             --               --         --         7.70%
      All contract charges                         --            866         $127,593       0.52%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2011  Lowest contract charge 0.50% Class B    $129.14             --               --         --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --               --         --         2.89%
      All contract charges                         --            678         $ 83,622       3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --               --         --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --               --         --         4.76%
      All contract charges                         --            613         $ 73,535       2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --               --         --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --               --         --         0.49%
      All contract charges                         --            507         $ 57,768       0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --               --         --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --               --         --         4.94%
      All contract charges                         --            483         $ 54,607      19.47%          --
2007  Lowest contract charge 0.50% Class B    $109.34             --               --         --         8.76%
      Highest contract charge 1.45% Class B   $107.01             --               --         --         7.72%
      All contract charges                         --            213         $ 22,866       3.57%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $210.44             --               --         --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --               --         --       (13.59)%
      All contract charges                         --          2,138         $354,891       1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --               --         --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --               --         --         9.84%
      All contract charges                         --          2,335         $448,383       1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --               --         --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --               --         --        47.89%
      All contract charges                         --          2,370         $413,743       1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --               --         --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --               --         --       (57.97)%
      All contract charges                         --          2,129         $253,220       0.14%          --
2007  Lowest contract charge 0.50% Class B    $343.25             --               --         --        41.30%
      Highest contract charge 1.45% Class B   $372.58             --               --         --        39.95%
      All contract charges                         --          2,232         $634,802       0.00%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A    $167.34             --               --         --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --               --         --         4.03%
      All contract charges                         --            406         $ 71,034       0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --               --         --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --               --         --         2.96%
      All contract charges                         --            441         $ 74,135       1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --               --         --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --               --         --        (3.45)%
      All contract charges                         --            480         $ 78,061       1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --               --         --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --               --         --         2.35%
      All contract charges                         --            531         $ 89,495       3.33%          --
2007  Lowest contract charge 0.50% Class A    $107.06             --               --         --         6.59%
      Highest contract charge 1.45% Class A   $137.16             --               --         --         5.57%
      All contract charges                         --            554         $ 90,855       4.50%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.90% to 1.30%*
2011  Lowest contract charge 0.90% Class B    $151.15             --               --         --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --               --         --         3.94%
      All contract charges                         --            176         $ 24,234       0.59%          --
2010  Lowest contract charge 0.50% Class B    $141.57             --               --         --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --               --         --         2.87%
      All contract charges                         --            177         $ 23,904       1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --               --         --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --               --         --        (3.52)%
      All contract charges                         --            189         $ 25,089       1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --               --         --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --               --         --         2.26%
      All contract charges                         --            220         $ 30,638       3.33%          --
2007  Lowest contract charge 0.50% Class B    $136.21             --               --         --         6.32%
      Highest contract charge 1.30% Class B   $105.74             --               --         --         5.48%
      All contract charges                         --            225         $ 30,902       4.50%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --               --         --       (18.13)%
      All contract charges                         --          1,229         $119,909       2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --               --         --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --               --         --         7.64%
      All contract charges                         --          1,247         $148,586       1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --               --         --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --               --         --        33.37%
      All contract charges                         --          1,120         $124,727       3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --               --         --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --               --         --       (45.66)%
      All contract charges                         --            889         $ 75,314       1.61%          --
2007  Lowest contract charge 0.50% Class B    $145.80             --               --         --        14.65%
      Highest contract charge 1.45% Class B   $188.80             --               --         --        13.54%
      All contract charges                         --            748         $117,043       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 67.65             --               --         --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --               --         --       (13.26)%
      All contract charges                         --          3,187         $348,671       2.95%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A    $ 77.24             --               --         --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --               --         --         3.96%
      All contract charges                         --          3,485         $439,022       2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --               --         --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --               --         --        25.55%
      All contract charges                         --          3,794         $458,941       2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --               --         --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --               --         --       (51.31)%
      All contract charges                         --          3,962         $381,162       2.82%          --
2007  Lowest contract charge 0.50% Class A    $118.10             --               --         --        11.45%
      Highest contract charge 1.45% Class A   $154.56             --               --         --        10.38%
      All contract charges                         --          4,247         $838,849       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 88.50             --               --         --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --               --         --       (13.33)%
      All contract charges                         --            537         $ 44,371       2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --               --         --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --               --         --         3.86%
      All contract charges                         --            614         $ 58,834       2.46%          --
2009  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --        26.47%
      Highest contract charge 1.30% Class B   $ 71.20             --               --         --        25.46%
      All contract charges                         --            676         $ 62,696       2.69%          --
2008  Lowest contract charge 0.50% Class B    $ 76.51             --               --         --       (50.97)%
      Highest contract charge 1.30% Class B   $ 56.75             --               --         --       (51.35)%
      All contract charges                         --            744         $ 55,667       2.82%          --
2007  Lowest contract charge 0.50% Class B    $156.05             --               --         --        11.16%
      Highest contract charge 1.30% Class B   $116.66             --               --         --        10.29%
      All contract charges                         --            787         $121,942       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 94.32             --               --         --       (16.58)%
      Highest contract charge 1.45% Class B   $114.01             --               --         --       (17.38)%
      All contract charges                         --          1,878         $198,047       1.92%          --
2010  Lowest contract charge 0.50% Class B    $113.07             --               --         --         5.54%
      Highest contract charge 1.45% Class B   $138.00             --               --         --         4.54%
      All contract charges                         --          2,043         $260,491       0.77%          --
2009  Lowest contract charge 0.50% Class B    $107.14             --               --         --        29.60%
      Highest contract charge 1.45% Class B   $132.01             --               --         --        28.35%
      All contract charges                         --          2,074         $252,937       2.12%          --
2008  Lowest contract charge 0.50% Class B    $ 82.67             --               --         --       (43.28)%
      Highest contract charge 1.45% Class B   $102.85             --               --         --       (43.82)%
      All contract charges                         --          2,004         $190,748       2.24%          --
2007  Lowest contract charge 0.50% Class B    $145.75             --               --         --         9.64%
      Highest contract charge 1.45% Class B   $183.08             --               --         --         8.58%
      All contract charges                         --          2,074         $351,707       1.93%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $108.93             --               --         --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32             --               --         --        (6.60)%
      All contract charges                         --            360         $ 43,245       1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66             --               --         --        11.76%
      Highest contract charge 1.45% Class B   $104.20             --               --         --        10.70%
      All contract charges                         --            384         $ 49,132       1.33%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $104.38             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13             --               --         --        30.39%
      All contract charges                         --            376         $ 43,960       1.50%          --
2008  Lowest contract charge 0.50% Class B    $ 79.29             --               --         --       (40.07)%
      Highest contract charge 1.45% Class B   $ 72.19             --               --         --       (40.65)%
      All contract charges                         --            380         $ 34,198       1.82%          --
2007  Lowest contract charge 0.50% Class B    $132.31             --               --         --        (1.71)%
      Highest contract charge 1.45% Class B   $121.64             --               --         --        (2.65)%
      All contract charges                         --            431         $ 64,820       1.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 90.63             --               --         --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52             --               --         --        (5.63)%
      All contract charges                         --            157         $ 13,764       1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11             --               --         --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62             --               --         --        12.53%
      All contract charges                         --            173         $ 16,084       1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72             --               --         --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53             --               --         --        24.68%
      All contract charges                         --            163         $ 13,328       4.70%          --
2008  Lowest contract charge 0.50% Class B    $ 66.51             --               --         --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --               --         --       (38.32)%
      All contract charges                         --            150         $  9,852       0.37%          --
2007  Lowest contract charge 0.50% Class B    $106.78             --               --         --         3.37%
      Highest contract charge 1.45% Class B   $104.71             --               --         --         2.37%
      All contract charges                         --            146         $ 15,557       1.23%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 75.76             --               --         --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --               --         --         0.88%
      All contract charges                         --          1,553         $118,553       0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --               --         --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --               --         --        14.27%
      All contract charges                         --          1,628         $123,033       0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --               --         --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --               --         --        34.24%
      All contract charges                         --          1,755         $115,833       2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --               --         --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --               --         --       (37.20)%
      All contract charges                         --          1,741         $ 85,377       0.14%          --
2007  Lowest contract charge 0.50% Class B    $ 75.03             --               --         --        13.41%
      Highest contract charge 1.45% Class B   $ 76.91             --               --         --        12.33%
      All contract charges                         --          1,870         $145,854       0.00%          --
EQ/LARGE CAP GROWTH PLUS (X)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 62.52             --               --         --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --               --         --        (5.05)%
      All contract charges                         --          1,612         $225,271       0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --               --         --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --               --         --        12.80%
      All contract charges                         --          1,626         $240,110       0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --               --         --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --               --         --        32.89%
      All contract charges                         --          1,746         $229,113       1.30%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH PLUS (X) (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 42.68             --                --        --       (38.55)%
      Highest contract charge 1.45% Class B       $ 66.67             --                --        --       (39.13)%
      All contract charges                             --          1,840        $  181,508      0.11%          --
2007  Lowest contract charge 0.50% Class B        $ 69.45             --                --        --        15.04%
      Highest contract charge 1.45% Class B       $109.53             --                --        --        13.94%
      All contract charges                             --          1,998        $  323,002      0.34%          --
EQ/LARGE CAP VALUE INDEX (Y)
      Unit Value 0.70% to 1.45%
2011  Lowest contract charge 0.70% Class B        $ 60.51             --                --        --        (1.03)%
      Highest contract charge 1.45% Class B       $ 57.72             --                --        --        (1.77)%
      All contract charges                             --            616        $   35,596      1.82%          --
2010  Lowest contract charge 0.50% Class B        $ 61.79             --                --        --        14.04%
      Highest contract charge 1.45% Class B       $ 58.76             --                --        --        12.97%
      All contract charges                             --            276        $   16,209      1.51%          --
2009  Lowest contract charge 0.50% Class B        $ 54.18             --                --        --        18.56%
      Highest contract charge 1.45% Class B       $ 52.01             --                --        --        17.40%
      All contract charges                             --            268        $   14,005     10.00%          --
2008  Lowest contract charge 0.50% Class B        $ 45.70             --                --        --       (56.92)%
      Highest contract charge 1.45% Class B       $ 44.30             --                --        --       (57.33)%
      All contract charges                             --            198        $    8,765      1.43%          --
2007  Lowest contract charge 0.50% Class B        $106.08             --                --        --        (6.41)%
      Highest contract charge 1.45% Class B       $103.83             --                --        --        (7.29)%
      All contract charges                             --            201        $   20,937      0.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A (f)    $112.50             --                --        --        (5.28)%
      Highest contract charge 1.45% Class A (f)   $ 99.17             --                --        --        (6.18)%
      All contract charges                             --          6,453        $  607,136      1.30%          --
2010  Lowest contract charge 0.50% Class A (f)    $118.77             --                --        --        12.34%
      Highest contract charge 1.45% Class A (f)   $105.70             --                --        --        11.26%
      All contract charges                             --          7,115        $  712,720      1.35%          --
2009  Lowest contract charge 0.50% Class A (f)    $105.72             --                --        --        20.01%
      Highest contract charge 1.45% Class A (f)   $ 95.00             --                --        --        18.87%
      All contract charges                             --          7,826        $  703,519      2.43%          --
2008  Lowest contract charge 0.50% Class A (f)    $ 88.09             --                --        --       (43.29)%
      Highest contract charge 1.45% Class A (f)   $ 79.92             --                --        --       (43.83)%
      All contract charges                             --          8,288        $  607,794      3.00%          --
2007  Lowest contract charge 0.50% Class A (f)    $155.34             --                --        --        (5.17)%
      Highest contract charge 1.45% Class A (f)   $142.29             --                --        --        (5.52)%
      All contract charges                             --          9,387        $1,261,004      2.66%          --
EQ/LARGE CAP VALUE PLUS (E)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $111.04             --                --        --        (5.55)%
      Highest contract charge 1.30% Class B       $ 67.99             --                --        --        (6.30)%
      All contract charges                             --            852        $   81,786      1.30%          --
2010  Lowest contract charge 0.50% Class B        $117.56             --                --        --        12.12%
      Highest contract charge 1.30% Class B       $ 72.56             --                --        --        11.24%
      All contract charges                             --            994        $  101,850      1.35%          --
2009  Lowest contract charge 0.50% Class B        $104.86             --                --        --        19.84%
      Highest contract charge 1.30% Class B       $ 65.23             --                --        --        18.88%
      All contract charges                             --          1,154        $  106,366      2.43%          --
2008  Lowest contract charge 0.50% Class B        $ 87.50             --                --        --       (43.61)%
      Highest contract charge 1.30% Class B       $ 54.87             --                --        --       (44.06)%
      All contract charges                             --          1,368        $  124,290      3.00%          --
2007  Lowest contract charge 0.50% Class B        $155.18             --                --        --        (5.03)%
      Highest contract charge 1.30% Class B       $ 98.09             --                --        --        (5.79)%
      All contract charges                             --          1,726        $  239,219      2.66%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.13             --               --         --        (8.97)%
      Highest contract charge 1.45% Class B   $108.93             --               --         --        (9.84)%
      All contract charges                         --            367         $ 39,757       0.72%          --
2010  Lowest contract charge 0.50% Class B    $127.57             --               --         --        13.40%
      Highest contract charge 1.45% Class B   $120.82             --               --         --        12.32%
      All contract charges                         --            340         $ 40,755       0.44%          --
2009  Lowest contract charge 0.50% Class B    $112.50             --               --         --        24.89%
      Highest contract charge 1.45% Class B   $107.57             --               --         --        23.70%
      All contract charges                         --            227         $ 24,207       0.81%          --
2008  Lowest contract charge 0.50% Class B    $ 90.08             --               --         --       (31.32)%
      Highest contract charge 1.45% Class B   $ 86.96             --               --         --       (31.98)%
      All contract charges                         --            104         $  9,067       1.30%          --
2007  Lowest contract charge 0.50% Class B    $131.15             --               --         --        10.12%
      Highest contract charge 1.45% Class B   $127.84             --               --         --         9.07%
      All contract charges                         --             54         $  7,108       0.82%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $137.81             --               --         --       (11.16)%
      Highest contract charge 1.45% Class B   $129.28             --               --         --       (12.01)%
      All contract charges                         --            490         $ 63,068       0.66%          --
2010  Lowest contract charge 0.50% Class B    $155.13             --               --         --        14.37%
      Highest contract charge 1.45% Class B   $146.92             --               --         --        14.87%
      All contract charges                         --            448         $ 65,388       0.99%          --
2009  Lowest contract charge 0.50% Class B    $135.64             --               --         --        36.55%
      Highest contract charge 1.45% Class B   $127.90             --               --         --        35.26%
      All contract charges                         --            353         $ 45,543       1.34%          --
2008  Lowest contract charge 0.50% Class B    $ 99.33             --               --         --       (40.58)%
      Highest contract charge 1.45% Class B   $ 95.89             --               --         --       (41.15)%
      All contract charges                         --            269         $ 25,877       0.98%          --
2007  Lowest contract charge 0.50% Class B    $167.16             --               --         --        15.63%
      Highest contract charge 1.45% Class B   $162.94             --               --         --        14.51%
      All contract charges                         --            227         $ 37,401       0.70%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.17             --               --         --        (2.89)%
      Highest contract charge 1.45% Class B   $108.81             --               --         --        (3.82)%
      All contract charges                         --          2,759         $302,528       0.62%          --
2010  Lowest contract charge 0.50% Class B    $127.87             --               --         --        25.12%
      Highest contract charge 1.45% Class B   $113.13             --               --         --        23.93%
      All contract charges                         --          2,915         $331,992       0.76%          --
2009  Lowest contract charge 0.50% Class B    $102.20             --               --         --        35.58%
      Highest contract charge 1.45% Class B   $ 91.29             --               --         --        34.29%
      All contract charges                         --          2,983         $274,329       1.14%          --
2008  Lowest contract charge 0.50% Class B    $ 75.38             --               --         --       (49.53)%
      Highest contract charge 1.45% Class B   $ 67.98             --               --         --       (50.02)%
      All contract charges                         --          2,796         $192,207       0.92%          --
2007  Lowest contract charge 0.50% Class B    $149.37             --               --         --         7.48%
      Highest contract charge 1.45% Class B   $136.02             --               --         --         6.46%
      All contract charges                         --          2,644         $364,141       0.00%          --
EQ/MID CAP VALUE PLUS (G)(H)(I)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $160.44             --               --         --        (9.88)%
      Highest contract charge 1.45% Class B   $114.55             --               --         --       (10.74)%
      All contract charges                         --          2,799         $399,994       0.84%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (G)(H)(I) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $178.03             --               --         --        21.85%
      Highest contract charge 1.45% Class B   $128.33             --               --         --        20.69%
      All contract charges                         --          3,090         $493,736       1.01%          --
2009  Lowest contract charge 0.50% Class B    $146.11             --               --         --        35.17%
      Highest contract charge 1.45% Class B   $106.33             --               --         --        33.88%
      All contract charges                         --          3,356         $444,470       1.36%          --
2008  Lowest contract charge 0.50% Class B    $108.09             --               --         --       (39.87)%
      Highest contract charge 1.45% Class B   $ 79.42             --               --         --       (40.45)%
      All contract charges                         --          2,463         $244,404       1.43%          --
2007  Lowest contract charge 0.50% Class B    $179.75             --               --         --        (2.09)%
      Highest contract charge 1.45% Class B   $133.36             --               --         --        (3.03)%
      All contract charges                         --          2,763         $458,308       1.01%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2011  Lowest contract charge 0.00% Class A    $  1.00             --               --         --         0.00%
      Highest contract charge 1.45% Class A   $117.06             --               --         --        (1.45)%
      All contract charges                         --          1,582         $ 66,822       0.01%          --
2010  Lowest contract charge 0.50% Class A    $106.54             --               --         --        (0.40)%
      Highest contract charge 1.49% Class A   $ 35.91             --               --         --        (1.51)%
      All contract charges                         --          1,522         $ 75,400       0.06%          --
2009  Lowest contract charge 0.50% Class A    $106.97             --               --         --        (0.21)%
      Highest contract charge 1.49% Class A   $ 36.46             --               --         --        (1.43)%
      All contract charges                         --          1,888         $ 95,425       0.17%          --
2008  Lowest contract charge 0.50% Class A    $107.20             --               --         --         1.85%
      Highest contract charge 1.49% Class A   $ 36.99             --               --         --         1.04%
      All contract charges                         --          2,804         $139,434       2.82%          --
2007  Lowest contract charge 0.50% Class A    $105.25             --               --         --         4.46%
      Highest contract charge 1.49% Class A   $ 36.61             --               --         --         3.62%
      All contract charges                         --          3,066         $147,228       4.79%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2011  Lowest contract charge 0.00% Class B    $  1.00             --               --         --         0.00%
      Highest contract charge 1.30% Class B   $100.81             --               --         --        (1.28)%
      All contract charges                         --            882         $ 38,034       0.01%          --
2010  Lowest contract charge 0.50% Class B    $117.46             --               --         --        (0.49)%
      Highest contract charge 1.30% Class B   $102.12             --               --         --        (1.28)%
      All contract charges                         --            328         $ 37,487       0.06%          --
2009  Lowest contract charge 0.50% Class B    $118.04             --               --         --        (0.51)%
      Highest contract charge 1.30% Class B   $103.45             --               --         --        (1.29)%
      All contract charges                         --            380         $ 44,026       0.17%          --
2008  Lowest contract charge 0.50% Class B    $118.64             --               --         --         1.60%
      Highest contract charge 1.30% Class B   $104.80             --               --         --         0.80%
      All contract charges                         --            466         $ 55,344       2.82%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --         4.18%
      Highest contract charge 1.30% Class B   $103.97             --               --         --         3.35%
      All contract charges                         --            368         $ 44,041       4.79%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $132.95             --               --         --         2.16%
      Highest contract charge 1.45% Class B   $125.87             --               --         --         1.39%
      All contract charges                         --            295         $ 37,352       0.50%          --
2010  Lowest contract charge 0.50% Class B    $131.79             --               --         --         7.68%
      Highest contract charge 1.45% Class B   $124.15             --               --         --         6.65%
      All contract charges                         --            325         $ 40,465       0.61%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $122.39             --               --         --        29.09%
      Highest contract charge 1.45% Class B   $116.41             --               --         --        27.85%
      All contract charges                         --            287         $ 33,366       0.44%          --
2008  Lowest contract charge 0.50% Class B    $ 94.81             --               --         --       (33.23)%
      Highest contract charge 1.45% Class B   $ 91.05             --               --         --       (33.86)%
      All contract charges                         --            216         $ 19,750       0.25%          --
2007  Lowest contract charge 0.50% Class B    $141.99             --               --         --        20.21%
      Highest contract charge 1.45% Class B   $137.67             --               --         --        19.06%
      All contract charges                         --            106         $ 14,637       0.46%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.17             --               --         --        (8.16)%
      Highest contract charge 1.45% Class B   $153.06             --               --         --        (9.03)%
      All contract charges                         --          1,246         $187,783       0.26%          --
2010  Lowest contract charge 0.50% Class B    $177.66             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $168.26             --               --         --        30.38%
      All contract charges                         --            997         $166,171       0.12%          --
2009  Lowest contract charge 0.50% Class B    $134.96             --               --         --        56.28%
      Highest contract charge 1.45% Class B   $129.05             --               --         --        54.79%
      All contract charges                         --            662         $ 84,822       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 86.36             --               --         --       (47.59)%
      Highest contract charge 1.45% Class B   $ 83.37             --               --         --       (48.09)%
      All contract charges                         --            384         $ 32,050       0.00%          --
2007  Lowest contract charge 0.50% Class B    $164.77             --               --         --        21.80%
      Highest contract charge 1.45% Class B   $160.61             --               --         --        20.63%
      All contract charges                         --            286         $ 45,962       0.34%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 88.18             --               --         --        (4.93)%
      Highest contract charge 1.45% Class B   $ 83.80             --               --         --        (5.83)%
      All contract charges                         --            308         $ 25,979       0.90%          --
2010  Lowest contract charge 0.50% Class B    $ 92.75             --               --         --        11.37%
      Highest contract charge 1.45% Class B   $ 88.99             --               --         --        10.31%
      All contract charges                         --            342         $ 30,620       1.86%          --
2009  Lowest contract charge 0.50% Class B    $ 83.28             --               --         --        24.50%
      Highest contract charge 1.45% Class B   $ 80.67             --               --         --        23.31%
      All contract charges                         --            364         $ 29,448       0.19%          --
2008  Lowest contract charge 0.50% Class B    $ 66.89             --               --         --       (38.41)%
      Highest contract charge 1.45% Class B   $ 65.42             --               --         --       (39.00)%
      All contract charges                         --            351         $ 23,077       3.77%          --
2007  Lowest contract charge 0.50% Class B    $108.61             --               --         --         1.15%
      Highest contract charge 1.45% Class B   $107.25             --               --         --         0.17%
      All contract charges                         --            337         $ 36,145       0.00%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 99.14             --               --         --        (9.08)%
      Highest contract charge 1.45% Class B   $ 94.21             --               --         --        (9.94)%
      All contract charges                         --            525         $ 49,427       0.83%          --
2010  Lowest contract charge 0.50% Class B    $109.04             --               --         --        14.61%
      Highest contract charge 1.45% Class B   $104.61             --               --         --        13.51%
      All contract charges                         --            356         $ 37,232       0.66%          --
2009  Lowest contract charge 0.50% Class B    $ 95.14             --               --         --        37.92%
      Highest contract charge 1.45% Class B   $ 92.16             --               --         --        36.61%
      All contract charges                         --            242         $ 22,289       0.70%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 68.98             --               --         --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46             --               --         --       (41.61)%
      All contract charges                             --            160         $ 10,889       1.37%          --
2007  Lowest contract charge 0.50% Class B        $116.99             --               --         --         5.18%
      Highest contract charge 1.45% Class B       $115.53             --               --         --         4.17%
      All contract charges                             --            114         $ 13,151       0.37%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $ 99.23             --               --         --        (1.05)%
      Highest contract charge 1.25% Class A (s)   $ 98.88             --               --         --        (1.20)%
      All contract charges                             --              2         $    163       0.48%          --
2010  Lowest contract charge 1.10% Class A (s)    $100.28             --               --         --        (0.02)%
      Highest contract charge 1.25% Class A (s)   $100.08             --               --         --        (0.17)%
      All contract charges                             --              2         $    168       0.33%          --
2009  Lowest contract charge 1.10% Class A (s)    $100.30             --               --         --         0.30%
      Highest contract charge 1.25% Class A (s)   $100.25             --               --         --         0.25%
      All contract charges                             --              2         $    171       1.17%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $113.17             --               --         --        (0.69)%
      Highest contract charge 1.45% Class B       $106.16             --               --         --        (1.64)%
      All contract charges                             --          1,147         $123,827       0.48%          --
2010  Lowest contract charge 0.50% Class B        $113.96             --               --         --         0.34%
      Highest contract charge 1.45% Class B       $107.93             --               --         --        (0.62)%
      All contract charges                             --          1,333         $145,853       0.33%          --
2009  Lowest contract charge 0.50% Class B        $113.57             --               --         --         7.47%
      Highest contract charge 1.45% Class B       $108.60             --               --         --         6.44%
      All contract charges                             --          1,345         $147,582       1.17%          --
2008  Lowest contract charge 0.50% Class B        $105.68             --               --         --        (4.53)%
      Highest contract charge 1.45% Class B       $102.03             --               --         --        (5.44)%
      All contract charges                             --            975         $100,324       3.21%          --
2007  Lowest contract charge 0.50% Class B        $110.69             --               --         --        10.91%
      Highest contract charge 1.45% Class B       $107.90             --               --         --         9.86%
      All contract charges                             --            448         $ 48,682       3.10%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A        $165.87             --               --         --         0.75%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         0.00%
      All contract charges                             --            586         $105,659       2.46%          --
2010  Lowest contract charge 0.50% Class A        $109.76             --               --         --         5.93%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         4.93%
      All contract charges                             --            663         $119,757      10.69%          --
2009  Lowest contract charge 0.50% Class A        $103.61             --               --         --         5.75%
      Highest contract charge 1.45% Class A       $135.11             --               --         --         4.74%
      All contract charges                             --            714         $122,518       3.62%          --
2008  Lowest contract charge 0.50% Class A        $ 97.98             --               --         --        (6.79)%
      Highest contract charge 1.45% Class A       $129.00             --               --         --        (7.69)%
      All contract charges                             --            603         $ 98,734       5.15%          --
2007  Lowest contract charge 0.50% Class A        $105.12             --               --         --         4.28%
      Highest contract charge 1.45% Class A       $139.74             --               --         --         3.27%
      All contract charges                             --            691         $122,544       5.12%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $145.89             --               --         --         0.72%
      Highest contract charge 1.30% Class B       $105.09             --               --         --        (0.08)%
      All contract charges                             --            225         $ 31,270       2.46%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (O) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $144.85             --               --         --         5.71%
      Highest contract charge 1.30% Class B   $105.17             --               --         --         4.88%
      All contract charges                         --            257         $ 35,267      10.69%          --
2009  Lowest contract charge 0.50% Class B    $137.03             --               --         --         5.54%
      Highest contract charge 1.30% Class B   $100.28             --               --         --         4.70%
      All contract charges                         --            266         $ 35,438       3.62%          --
2008  Lowest contract charge 0.50% Class B    $129.84             --               --         --        (7.02)%
      Highest contract charge 1.30% Class B   $ 95.78             --               --         --        (7.74)%
      All contract charges                         --            195         $ 25,267       5.15%          --
2007  Lowest contract charge 0.50% Class B    $139.64             --               --         --         4.01%
      Highest contract charge 1.30% Class B   $103.82             --               --         --         3.18%
      All contract charges                         --            241         $ 33,892       5.12%          --
EQ/SMALL COMPANY INDEX (N)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.21             --               --         --        (4.48)%
      Highest contract charge 1.45% Class B   $148.17             --               --         --        (5.39)%
      All contract charges                         --          1,195         $175,975       0.67%          --
2010  Lowest contract charge 0.50% Class B    $170.86             --               --         --        25.19%
      Highest contract charge 1.45% Class B   $156.61             --               --         --        24.00%
      All contract charges                         --          1,249         $194,601       0.97%          --
2009  Lowest contract charge 0.50% Class B    $136.48             --               --         --        25.50%
      Highest contract charge 1.45% Class B   $126.30             --               --         --        24.30%
      All contract charges                         --          1,263         $158,989       0.00%          --
2008  Lowest contract charge 0.50% Class B    $108.75             --               --         --       (34.46)%
      Highest contract charge 1.45% Class B   $101.61             --               --         --       (35.09)%
      All contract charges                         --          1,079         $110,179       0.86%          --
2007  Lowest contract charge 0.50% Class B    $165.93             --               --         --        (2.33)%
      Highest contract charge 1.45% Class B   $156.54             --               --         --        (3.26)%
      All contract charges                         --          1,028         $162,622       1.40%          --
EQ/T. ROWE PRICE GROWTH STOCK (C)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $108.34             --               --         --        (2.43)%
      Highest contract charge 1.45% Class B   $101.09             --               --         --        (3.36)%
      All contract charges                         --          1,478         $149,894       0.00%          --
2010  Lowest contract charge 0.50% Class B    $111.04             --               --         --        15.81%
      Highest contract charge 1.45% Class B   $104.60             --               --         --        14.71%
      All contract charges                         --          1,301         $136,780       0.00%          --
2009  Lowest contract charge 0.50% Class B    $ 95.88             --               --         --        41.92%
      Highest contract charge 1.45% Class B   $ 91.19             --               --         --        40.57%
      All contract charges                         --          1,059         $ 96,907       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 67.56             --               --         --       (42.49)%
      Highest contract charge 1.45% Class B   $ 64.87             --               --         --       (43.05)%
      All contract charges                         --            804         $ 52,446       0.00%          --
2007  Lowest contract charge 0.50% Class B    $117.48             --               --         --         6.69%
      Highest contract charge 1.45% Class B   $113.91             --               --         --         5.67%
      All contract charges                         --            750         $ 86,072       0.14%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 81.83             --               --         --        (8.76)%
      Highest contract charge 1.45% Class B   $ 77.77             --               --         --        (9.62)%
      All contract charges                         --            375         $ 29,358       1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 89.69             --               --         --         7.45%
      Highest contract charge 1.45% Class B   $ 86.05             --               --         --         6.42%
      All contract charges                         --            363         $ 31,436       1.51%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $ 83.47            --               --          --        29.39%
      Highest contract charge 1.45% Class B   $ 80.86            --               --          --        28.15%
      All contract charges                         --           345          $27,972        1.63%          --
2008  Lowest contract charge 0.50% Class B    $ 64.51            --               --          --       (41.12)%
      Highest contract charge 1.45% Class B   $ 63.10            --               --          --       (41.68)%
      All contract charges                         --           291          $18,450        1.69%          --
2007  Lowest contract charge 0.50% Class B    $109.56            --               --          --         1.58%
      Highest contract charge 1.45% Class B   $108.19            --               --          --         0.60%
      All contract charges                         --           276          $29,896        0.67%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B    $114.40            --               --          --        (3.50)%
      Highest contract charge 1.34% Class B   $109.19            --               --          --        (4.12)%
      All contract charges                         --           177          $18,894        0.73%          --
2010  Lowest contract charge 0.50% Class B    $120.05            --               --          --        12.50%
      Highest contract charge 1.45% Class B   $113.09            --               --          --        11.43%
      All contract charges                         --           206          $22,949        0.73%          --
2009  Lowest contract charge 0.50% Class B    $106.71            --               --          --        31.77%
      Highest contract charge 1.45% Class B   $101.49            --               --          --        30.52%
      All contract charges                         --           207          $20,745        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 80.98            --               --          --       (40.33)%
      Highest contract charge 1.45% Class B   $ 77.76            --               --          --       (40.90)%
      All contract charges                         --           195          $15,016        1.19%          --
2007  Lowest contract charge 0.50% Class B    $135.71            --               --          --         0.66%
      Highest contract charge 1.45% Class B   $131.58            --               --          --        (0.30)%
      All contract charges                         --           204          $27,120        0.92%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $103.75            --               --          --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --               --          --        (3.40)%
      All contract charges                         --           230          $22,874        1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --               --          --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --               --          --        13.55%
      All contract charges                         --           227          $23,239        1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --               --          --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --               --          --        26.54%
      All contract charges                         --           210          $18,995        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 73.61            --               --          --       (37.26)%
      Highest contract charge 1.45% Class B   $ 71.07            --               --          --       (37.86)%
      All contract charges                         --           197          $14,153        1.92%          --
2007  Lowest contract charge 0.50% Class B    $117.33            --               --          --        (2.99)%
      Highest contract charge 1.45% Class B   $114.37            --               --          --        (3.92)%
      All contract charges                         --           199          $22,805        1.69%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $110.09            --               --          --        (6.34)%
      Highest contract charge 1.45% Class B   $101.17            --               --          --        (7.23)%
      All contract charges                         --           930          $96,316        0.00%          --
2010  Lowest contract charge 0.50% Class B    $117.54            --               --          --        16.70%
      Highest contract charge 1.45% Class B   $109.06            --               --          --        15.59%
      All contract charges                         --           661          $73,829        0.01%          --
2009  Lowest contract charge 0.50% Class B    $100.72            --               --          --        39.60%
      Highest contract charge 1.45% Class B   $ 94.35            --               --          --        38.26%
      All contract charges                         --           484          $46,515        0.19%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.15            --               --          --       (27.97)%
      Highest contract charge 1.45% Class B               $ 68.24            --               --          --       (28.66)%
      All contract charges                                     --           305          $21,123        0.58%          --
2007  Lowest contract charge 0.50% Class B                $100.16            --               --          --        10.77%
      Highest contract charge 1.45% Class B               $ 95.65            --               --          --         9.72%
      All contract charges                                     --           295          $28,671        0.00%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class 2 (t)    $102.91            --               --          --        (3.27)%
      Highest contract charge 1.45% Service Class 2 (t)   $ 89.78            --               --          --        (7.73)%
      All contract charges                                     --           650          $71,089        1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (t)    $117.81            --               --          --        12.48%
      Highest contract charge 1.34% Service Class 2 (t)   $117.57            --               --          --        12.28%
      All contract charges                                     --           147          $16,900        2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $102.63            --               --          --        (0.25)%
      Highest contract charge 1.20% Service Class 2 (t)   $102.11            --               --          --        (0.55)%
      All contract charges                                     --             6          $   659        3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $102.89            --               --          --         3.37%
      Highest contract charge 1.20% Service Class 2 (t)   $102.67            --               --          --         3.16%
      All contract charges                                     --             2          $   192        3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $ 99.51            --               --          --       (11.65)%
      Highest contract charge 1.20% Service Class 2 (t)   $ 99.00            --               --          --       (11.91)%
      All contract charges                                     --            39          $ 3,930        0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $112.63            --               --          --        13.50%
      Highest contract charge 1.20% Service Class 2 (t)   $112.39            --               --          --        13.27%
      All contract charges                                     --            13          $ 1,569        0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Shares (t)     $ 86.38            --               --          --       (11.80)%
      Highest contract charge 1.34% Service Shares (t)    $ 86.03            --               --          --       (12.14)%
      All contract charges                                     --            43          $ 3,873        1.38%          --
2010  Lowest contract charge 0.90% Service Shares (t)     $107.80            --               --          --         7.99%
      Highest contract charge 1.20% Service Shares (t)    $107.57            --               --          --         7.77%
      All contract charges                                     --             3          $   377        1.16%          --
INVESCO V.I. DIVIDEND GROWTH FUND (W)
      Unit Value 1.00% to 1.20%*
2011  Lowest contract charge 1.00% Series II (z)          $ 90.74            --               --          --        (8.50)%
      Highest contract charge 1.20% Series II (z)         $ 90.43            --               --          --        (8.63)%
      All contract charges                                     --             2          $   139        0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Series II (t)          $103.15            --               --          --        (7.20)%
      Highest contract charge 1.45% Series II (t)         $ 87.60            --               --          --       (11.03)%
      All contract charges                                     --           118          $12,045        4.79%          --
2010  Lowest contract charge 0.70% Series II (t)          $109.44            --               --          --         5.19%
      Highest contract charge 1.34% Series II (t)         $109.21            --               --          --         5.00%
      All contract charges                                     --            33          $ 3,634        1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (aa)         $ 95.38            --               --          --        (4.60)%
      Highest contract charge 1.34% Series II (aa)        $ 94.99            --               --          --        (4.97)%
      All contract charges                                     --            28          $ 2,717        0.00%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $ 87.16            --               --          --       (10.41)%
      Highest contract charge 1.34% Series II (t)        $ 86.80            --               --          --       (10.76)%
      All contract charges                                    --            89          $ 8,406        0.59%          --
2010  Lowest contract charge 0.90% Series II (t)         $109.72            --               --          --        11.11%
      Highest contract charge 1.20% Series II (t)        $109.49            --               --          --        10.89%
      All contract charges                                    --            12          $ 1,264        1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Series II (t)         $106.96            --               --          --        (6.97)%
      Highest contract charge 1.34% Series II (t)        $105.76            --               --          --        (7.75)%
      All contract charges                                    --            67          $ 7,017        0.11%          --
2010  Lowest contract charge 0.70% Series II (t)         $114.89            --               --          --         9.90%
      Highest contract charge 1.34% Series II (t)        $114.65            --               --          --         9.70%
      All contract charges                                    --            16          $ 1,938        0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $122.49            --               --          --        (1.68)%
      Highest contract charge 1.34% Series II (t)        $121.44            --               --          --        (2.31)%
      All contract charges                                    --            33          $ 3,749        0.00%          --
2010  Lowest contract charge 0.70% Series II (t)         $124.58            --               --          --        17.58%
      Highest contract charge 1.34% Series II (t)        $124.31            --               --          --        17.37%
      All contract charges                                    --             5          $   788        0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Common Shares (t)     $103.21            --               --          --        (9.53)%
      Highest contract charge 1.45% Common Shares (t)    $ 86.86            --               --          --       (12.04)%
      All contract charges                                    --           143          $16,122        0.00%          --
2010  Lowest contract charge 0.70% Common Shares (t)     $128.82            --               --          --        24.79%
      Highest contract charge 1.34% Common Shares (t)    $128.55            --               --          --        24.57%
      All contract charges                                    --            29          $ 3,760        0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (v)     $111.56            --               --          --         4.73%
      Highest contract charge 1.34% Common Shares (v)    $110.31            --               --          --         3.85%
      All contract charges                                    --           301          $33,347        6.59%          --
2010  Lowest contract charge 0.70% Common Shares (v)     $106.45            --               --          --         4.86%
      Highest contract charge 1.34% Common Shares (v)    $106.22            --               --          --         4.67%
      All contract charges                                    --            53          $ 5,682        0.00%          --
IVY FUNDS MID CAP GROWTH
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Common Shares (aa)    $ 90.05            --               --          --        (7.12)%
      Highest contract charge 1.34% Common Shares (aa)   $ 89.68            --               --          --        (7.48)%
      All contract charges                                    --            64          $ 5,792        0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (t)     $ 79.53            --               --          --       (16.05)%
      Highest contract charge 1.34% Common Shares (t)    $ 79.10            --               --          --       (16.49)%
      All contract charges                                    --            32          $ 2,757        0.35%          --
2010  Lowest contract charge 0.90% Common Shares (t)     $112.82            --               --          --        13.52%
      Highest contract charge 1.20% Common Shares (t)    $112.58            --               --          --        13.30%
      All contract charges                                    --             2          $   268        0.00%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Shares (v)    $ 92.74             --               --         --       (18.44)%
      Highest contract charge 1.45% Service Shares (v)   $ 82.12             --               --         --       (15.20)%
      All contract charges                                    --            499         $ 45,930       2.84%          --
2010  Lowest contract charge 0.50% Service Shares (v)    $113.71             --               --         --         8.60%
      Highest contract charge 1.34% Service Shares (v)   $113.40             --               --         --         8.34%
      All contract charges                                    --            144         $ 16,398       1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (t)     $108.65             --               --         --        (2.46)%
      Highest contract charge 1.34% Service Class (t)    $107.72             --               --         --        (3.09)%
      All contract charges                                    --            281         $ 29,846       1.30%          --
2010  Lowest contract charge 0.70% Service Class (t)     $111.39             --               --         --         7.84%
      Highest contract charge 1.34% Service Class (t)    $111.16             --               --         --         7.65%
      All contract charges                                    --             55         $  6,102       0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (v)     $118.75             --               --         --        (0.34)%
      Highest contract charge 1.34% Service Class (v)    $117.74             --               --         --        (0.98)%
      All contract charges                                    --             22         $  2,551       0.26%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.15             --               --         --        12.10%
      Highest contract charge 1.34% Service Class (v)    $118.90             --               --         --        11.90%
      All contract charges                                    --              3         $    314       0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2011  Lowest contract charge 0.90% Service Class (t)     $111.25             --               --         --        (3.29)%
      Highest contract charge 1.34% Service Class (t)    $110.60             --               --         --        (3.72)%
      All contract charges                                    --             32         $  3,388       0.82%          --
2010  Lowest contract charge 0.90% Service Class (t)     $115.04             --               --         --         9.34%
      Highest contract charge 1.34% Service Class (t)    $114.87             --               --         --         9.20%
      All contract charges                                    --             16         $  1,748       0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $120.03             --               --         --         0.55%
      Highest contract charge 1.45% Service Class (v)    $ 92.48             --               --         --        (3.74)%
      All contract charges                                    --             80         $  9,624       0.00%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.29             --               --         --        11.34%
      Highest contract charge 1.34% Service Class (v)    $119.04             --               --         --        11.14%
      All contract charges                                    --             16         $  1,973       0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $117.74             --               --         --         5.98%
      Highest contract charge 1.45% Service Class (v)    $ 94.91             --               --         --        (3.94)%
      All contract charges                                    --            175         $ 20,340       3.47%          --
2010  Lowest contract charge 0.70% Service Class (v)     $111.03             --               --         --         9.36%
      Highest contract charge 1.34% Service Class (v)    $110.79             --               --         --         9.16%
      All contract charges                                    --             19         $  2,068       0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A               $ 93.39             --               --         --        (6.52)%
      Highest contract charge 1.45% Class A              $ 66.42             --               --         --        (7.42)%
      All contract charges                                    --          6,544         $497,562       0.15%          --
2010  Lowest contract charge 0.50% Class A               $ 99.90             --               --         --        17.31%
      Highest contract charge 1.45% Class A              $ 71.74             --               --         --        16.19%
      All contract charges                                    --          7,304         $598,009       0.87%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (L)(U) (CONTINUED)
2009  Lowest contract charge 0.50% Class A    $ 85.16             --               --         --        36.94%
      Highest contract charge 1.45% Class A   $ 61.74             --               --         --        35.63%
      All contract charges                         --          7,754         $543,315       0.40%          --
2008  Lowest contract charge 0.50% Class A    $ 62.19             --               --         --       (46.81)%
      Highest contract charge 1.45% Class A   $ 45.52             --               --         --       (47.32)%
      All contract charges                         --          7,902         $406,785       0.49%          --
2007  Lowest contract charge 0.50% Class A    $116.93             --               --         --        11.11%
      Highest contract charge 1.45% Class A   $ 86.41             --               --         --        10.03%
      All contract charges                         --          8,900         $867,396       0.10%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 70.00             --               --         --        (6.75)%
      Highest contract charge 1.30% Class B   $ 88.48             --               --         --        (7.49)%
      All contract charges                         --            303         $ 20,908       0.15%          --
2010  Lowest contract charge 0.50% Class B    $ 75.07             --               --         --        17.02%
      Highest contract charge 1.30% Class B   $ 95.64             --               --         --        16.10%
      All contract charges                         --            367         $ 27,322       0.87%          --
2009  Lowest contract charge 0.50% Class B    $ 64.15             --               --         --        36.58%
      Highest contract charge 1.30% Class B   $ 82.38             --               --         --        35.52%
      All contract charges                         --            279         $ 17,675       0.40%          --
2008  Lowest contract charge 0.50% Class B    $ 46.97             --               --         --       (46.94)%
      Highest contract charge 1.30% Class B   $ 60.79             --               --         --       (47.37)%
      All contract charges                         --            133         $  6,081       0.49%          --
2007  Lowest contract charge 0.50% Class B    $ 88.52             --               --         --        10.83%
      Highest contract charge 1.30% Class B   $115.50             --               --         --         9.95%
      All contract charges                         --            159         $ 13,842       0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $155.17             --               --         --         5.28%
      Highest contract charge 1.45% Class B   $140.97             --               --         --         4.28%
      All contract charges                         --            844         $120,045       2.57%          --
2010  Lowest contract charge 0.50% Class B    $147.39             --               --         --         5.68%
      Highest contract charge 1.45% Class B   $135.19             --               --         --         4.66%
      All contract charges                         --            818         $111,731       2.80%          --
2009  Lowest contract charge 0.50% Class B    $139.47             --               --         --         7.77%
      Highest contract charge 1.45% Class B   $129.17             --               --         --         6.74%
      All contract charges                         --            666         $ 86,980       3.57%          --
2008  Lowest contract charge 0.50% Class B    $129.41             --               --         --         1.95%
      Highest contract charge 1.45% Class B   $121.01             --               --         --         0.98%
      All contract charges                         --            582         $ 71,497       4.88%          --
2007  Lowest contract charge 0.50% Class B    $126.94             --               --         --         5.73%
      Highest contract charge 1.45% Class B   $119.83             --               --         --         4.71%
      All contract charges                         --            594         $ 72,099       4.09%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.60             --               --         --       (18.39)%
      Highest contract charge 1.45% Class B   $105.93             --               --         --       (19.17)%
      All contract charges                         --            489         $ 52,486       1.60%          --
2010  Lowest contract charge 0.50% Class B    $142.88             --               --         --         6.42%
      Highest contract charge 1.45% Class B   $131.06             --               --         --         5.40%
      All contract charges                         --            552         $ 73,081       2.93%          --
2009  Lowest contract charge 0.50% Class B    $134.26             --               --         --        29.27%
      Highest contract charge 1.45% Class B   $124.34             --               --         --        28.04%
      All contract charges                         --            597         $ 74,900       1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                --         --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                --         --       (48.00)%
      All contract charges                         --           616          $ 60,647       1.53%          --
2007  Lowest contract charge 0.50% Class B    $197.82            --                --         --        11.87%
      Highest contract charge 1.45% Class B   $186.75            --                --         --        10.79%
      All contract charges                         --           644          $121,692       0.72%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $109.12            --                --         --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                --         --        (8.69)%
      All contract charges                         --           125          $ 12,610       0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                --         --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                --         --         9.93%
      All contract charges                         --           137          $ 15,023       0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                --         --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                --         --        30.58%
      All contract charges                         --           150          $ 15,024       1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                --         --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                --         --       (40.41)%
      All contract charges                         --           159          $ 12,192       0.51%          --
2007  Lowest contract charge 0.50% Class B    $134.47            --                --         --         4.48%
      Highest contract charge 1.45% Class B   $126.94            --                --         --         3.47%
      All contract charges                         --           173          $ 22,281       0.43%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.43            --                --         --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                --         --        (6.89)%
      All contract charges                         --           414          $ 47,447       0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                --         --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                --         --        11.51%
      All contract charges                         --           468          $ 57,445       0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                --         --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                --         --        21.09%
      All contract charges                         --           507          $ 55,659       1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                --         --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                --         --       (38.36)%
      All contract charges                         --           523          $ 47,681       1.42%          --
2007  Lowest contract charge 0.50% Class B    $154.53            --                --         --         3.12%
      Highest contract charge 1.45% Class B   $145.88            --                --         --         2.13%
      All contract charges                         --           501            73,897       1.12%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $114.08            --                --         --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                --         --        (9.22)%
      All contract charges                         --           573          $ 61,816       0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                --         --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                --         --        25.04%
      All contract charges                         --           642          $ 76,165       0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                --         --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                --         --        39.71%
      All contract charges                         --           679          $ 64,442       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                --         --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                --         --       (44.40)%
      All contract charges                         --           679          $ 46,112       0.00%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $127.03            --                --         --        11.34%
      Highest contract charge 1.45% Class B   $119.92            --                --         --        10.27%
      All contract charges                         --           730          $ 88,998       0.00%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $141.96            --                --         --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                --         --       (14.58)%
      All contract charges                         --           440          $ 57,115       0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                --         --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                --         --        23.10%
      All contract charges                         --           487          $ 74,122       0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                --         --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                --         --        42.28%
      All contract charges                         --           487          $ 60,246       3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                --         --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                --         --       (36.90)%
      All contract charges                         --           478          $ 41,835       0.45%          --
2007  Lowest contract charge 0.50% Class B    $144.72            --                --         --        (0.41)%
      Highest contract charge 1.45% Class B   $136.63            --                --         --        (1.36)%
      All contract charges                         --           514          $ 71,135       0.00%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                --         --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                --         --         3.81%
      All contract charges                         --           546          $ 88,897       3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                --         --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                --         --         5.35%
      All contract charges                         --           586          $ 92,038       2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                --         --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                --         --         8.32%
      All contract charges                         --           599          $ 89,248       4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                --         --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                --         --       (24.43)%
      All contract charges                         --           645          $ 88,735       9.05%          --
2007  Lowest contract charge 0.50% Class A    $105.59            --                --         --         2.88%
      Highest contract charge 1.45% Class A   $106.88            --                --         --         1.90%
      All contract charges                         --           749          $136,313       7.58%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $127.26            --                --         --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                --         --         3.72%
      All contract charges                         --           289          $ 29,574       3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                --         --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                --         --         5.26%
      All contract charges                         --           305          $ 30,085       2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                --         --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                --         --         8.23%
      All contract charges                         --           277          $ 26,252       4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                --         --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                --         --       (24.49)%
      All contract charges                         --           298          $ 26,227       9.05%          --
2007  Lowest contract charge 0.50% Class B    $138.16            --                --         --         2.62%
      Highest contract charge 1.30% Class B   $104.30            --                --         --         1.81%
      All contract charges                         --           384          $ 44,436       7.58%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (D)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $114.12             --               --         --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --               --         --       (16.90)%
      All contract charges                                   --            365         $ 39,106       0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --               --         --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --               --         --        25.81%
      All contract charges                                   --            410         $ 52,764       0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --               --         --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --               --         --        32.58%
      All contract charges                                   --            429         $ 43,863       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 80.00             --               --         --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --               --         --       (42.96)%
      All contract charges                                   --            416         $ 32,215       0.00%          --
2007  Lowest contract charge 0.50% Class B              $138.89             --               --         --         3.16%
      Highest contract charge 1.45% Class B             $134.67             --               --         --         2.17%
      All contract charges                                   --            439         $ 59,581       0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $163.11             --               --         --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --               --         --       (10.34)%
      All contract charges                                   --            696         $107,551       0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --               --         --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --               --         --        22.70%
      All contract charges                                   --            783         $134,605       0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --               --         --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --               --         --        24.59%
      All contract charges                                   --            853         $119,151       1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --               --         --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --               --         --       (38.77)%
      All contract charges                                   --            872         $ 97,762       0.25%          --
2007  Lowest contract charge 0.50% Class B              $187.01             --               --         --       (10.30)%
      Highest contract charge 1.45% Class B             $143.86             --               --         --       (11.16)%
      All contract charges                                   --            957         $174,548       0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $119.81             --               --         --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --               --         --        (6.20)%
      All contract charges                                   --            978         $108,102       0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --               --         --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --               --         --        16.00%
      All contract charges                                   --          1,075         $126,366       0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --               --         --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --               --         --        56.15%
      All contract charges                                   --          1,128         $114,338       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --               --         --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --               --         --       (47.85)%
      All contract charges                                   --            995         $ 64,569       0.00%          --
2007  Lowest contract charge 0.50% Class B              $130.12             --               --         --        17.63%
      Highest contract charge 1.45% Class B             $122.84             --               --         --        16.50%
      All contract charges                                   --          1,044         $129,627       0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Service Class (t)    $106.07             --               --         --        (0.80)%
      Highest contract charge 1.20% Service Class (t)   $104.81             --               --         --        (1.50)%
      All contract charges                                   --              2         $    187       0.41%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (t)    $106.41            --               --          --         7.17%
      Highest contract charge 1.20% Service Class (t)   $106.41            --               --          --         7.17%
      All contract charges                                   --            --          $    52        0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Advisor Class (t)    $113.87            --               --          --        (8.01)%
      Highest contract charge 1.20% Advisor Class (t)   $112.52            --               --          --        (8.65)%
      All contract charges                                   --            16          $ 1,926       14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (t)    $123.43            --               --          --        22.88%
      Highest contract charge 1.20% Advisor Class (t)   $123.17            --               --          --        22.63%
      All contract charges                                   --             4          $   561       11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B              $102.23            --               --          --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --               --          --        (4.13)%
      All contract charges                                   --           217          $21,215        1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --               --          --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --               --          --         9.12%
      All contract charges                                   --           202          $20,501        1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --               --          --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --               --          --        18.56%
      All contract charges                                   --           171          $15,922        4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --               --          --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --               --          --       (31.49)%
      All contract charges                                   --           128          $10,137        3.62%          --
2007  Lowest contract charge 0.50% Class B              $115.88            --               --          --         6.70%
      Highest contract charge 1.45% Class B             $114.43            --               --          --         5.68%
      All contract charges                                   --            67          $ 7,845        5.13%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $ 98.80            --               --          --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --               --          --        (5.30)%
      All contract charges                                   --           306          $28,988        1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --               --          --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --               --          --        10.32%
      All contract charges                                   --           272          $27,184        1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --               --          --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --               --          --        21.42%
      All contract charges                                   --           222          $20,037        4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --               --          --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --               --          --       (35.96)%
      All contract charges                                   --           143          $10,694        3.46%          --
2007  Lowest contract charge 0.50% Class B              $117.04            --               --          --         6.83%
      Highest contract charge 1.45% Class B             $115.57            --               --          --         5.80%
      All contract charges                                   --            80          $ 9,227        4.20%          --
TARGET 2035 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B              $ 95.70            --               --          --        (5.31)%
      Highest contract charge 1.45% Class B             $ 91.92            --               --          --        (6.03)%
      All contract charges                                   --           258          $23,880        1.44%          --
2010  Lowest contract charge 0.50% Class B              $101.96            --               --          --        12.16%
      Highest contract charge 1.45% Class B             $ 97.82            --               --          --        11.09%
      All contract charges                                   --           219          $21,513        1.41%          --
2009  Lowest contract charge 0.50% Class B              $ 90.90            --               --          --        24.93%
      Highest contract charge 1.45% Class B             $ 88.05            --               --          --        23.74%
      All contract charges                                   --           169          $14,876        4.83%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.76            --               --          --       (38.34)%
      Highest contract charge 1.45% Class B               $ 71.16            --               --          --       (38.94)%
      All contract charges                                     --            97          $ 6,992        3.39%          --
2007  Lowest contract charge 0.50% Class B                $118.01            --               --          --         6.84%
      Highest contract charge 1.45% Class B               $116.54            --               --          --         5.83%
      All contract charges                                     --            40          $ 4,736        4.13%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B                $ 92.82            --               --          --        (6.19)%
      Highest contract charge 1.45% Class B               $ 89.15            --               --          --        (6.90)%
      All contract charges                                     --           179          $16,081        1.35%          --
2010  Lowest contract charge 0.50% Class B                $ 99.81            --               --          --        12.71%
      Highest contract charge 1.45% Class B               $ 95.76            --               --          --        11.65%
      All contract charges                                     --           147          $14,276        1.25%          --
2009  Lowest contract charge 0.50% Class B                $ 88.55            --               --          --        27.14%
      Highest contract charge 1.45% Class B               $ 85.77            --               --          --        25.91%
      All contract charges                                     --           117          $10,042        4.83%          --
2008  Lowest contract charge 0.50% Class B                $ 69.65            --               --          --       (41.63)%
      Highest contract charge 1.45% Class B               $ 68.12            --               --          --       (42.18)%
      All contract charges                                     --            69          $ 4,692        2.97%          --
2007  Lowest contract charge 0.50% Class B                $119.32            --               --          --         7.26%
      Highest contract charge 1.45% Class B               $117.82            --               --          --         6.23%
      All contract charges                                     --            29          $ 3,403        3.33%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class 2 (t)            $103.02            --               --          --        (1.56)%
      Highest contract charge 1.20% Class 2 (t)           $102.14            --               --          --        (2.06)%
      All contract charges                                     --            65          $ 6,603        5.27%          --
2010  Lowest contract charge 0.90% Class 2 (t)            $104.51            --               --          --         4.37%
      Highest contract charge 1.20% Class 2 (t)           $104.29            --               --          --         4.16%
      All contract charges                                     --            19          $ 2,035        0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class S Shares (aa)    $ 83.39            --               --          --       (16.43)%
      Highest contract charge 1.34% Class S Shares (aa)   $ 82.94            --               --          --       (16.86)%
      All contract charges                                     --            76          $ 6,314        0.00%          --

   ----------
  (a)Units were made available for sale on May 18, 2007.
  (b)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (c)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (d)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (e)A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (f)Units were made available for sale on August 17, 2007.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (h)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (i)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (j)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (k)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (l)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (m)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (n)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (o)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (p)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (q)Units were made available for sale on July 10, 2009.
  (r)Units were made available for sale on September 18, 2009.
  (s)Units were made available for sale on September 30, 2009.
  (t)Units were made available on May 3, 2010.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

  (u)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
  (v)Units were made available on September 20, 2010.
  (w)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (x)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (y)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
  (z)Units were made available on May 2, 2011.
 (aa)Units were made available on May 20, 2011.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

  Report of Independent Registered Public Accounting Firm................. F-1

  Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2011 and 2010............... F-2
    Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009.................................................. F-3
    Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009..................................... F-5
    Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-6
    Consolidated Statements of Cash Flows, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-7
    Notes to Consolidated Financial Statements............................ F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 8, 2012

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                        2011        2010
                                                                                     ----------  ----------
                                                                                          (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   31,992  $   29,057
 Mortgage loans on real estate......................................................      4,281       3,571
 Equity real estate, held for the production of income..............................         99         140
 Policy loans.......................................................................      3,542       3,581
 Other equity investments...........................................................      1,707       1,618
 Trading securities.................................................................        982         506
 Other invested assets..............................................................      2,340       1,413
                                                                                     ----------  ----------
   Total investments................................................................     44,943      39,886
Cash and cash equivalents...........................................................      3,227       2,155
Cash and securities segregated, at fair value.......................................      1,280       1,110
Broker-dealer related receivables...................................................      1,327       1,389
Deferred policy acquisition costs...................................................      4,653       8,383
Goodwill and other intangible assets, net...........................................      3,697       3,702
Amounts due from reinsurers.........................................................      3,542       3,252
Loans to affiliates.................................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,547       4,606
Other assets........................................................................      5,340       5,614
Separate Accounts' assets...........................................................     86,419      92,014
                                                                                     ----------  ----------

TOTAL ASSETS........................................................................ $  166,016  $  163,156
                                                                                     ==========  ==========

LIABILITIES
Policyholders' account balances..................................................... $   26,033  $   24,654
Future policy benefits and other policyholders liabilities..........................     21,595      18,965
Broker-dealer related payables......................................................        466         369
Customers related payables..........................................................      1,889       1,770
Amounts due to reinsurers...........................................................         74          75
Short-term and long-term debt.......................................................        645         425
Loans from affiliates...............................................................      1,325       1,325
Income taxes payable................................................................      5,491       4,315
Other liabilities...................................................................      3,815       3,075
Separate Accounts' liabilities......................................................     86,419      92,014
                                                                                     ----------  ----------
   Total liabilities................................................................    147,752     146,987
                                                                                     ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2  $        2
 Capital in excess of par value.....................................................      5,743       5,593
 Retained earnings..................................................................     10,120       8,085
 Accumulated other comprehensive income (loss)......................................       (304)       (629)
                                                                                     ----------  ----------
   Total AXA Equitable's equity.....................................................     15,561      13,051
                                                                                     ----------  ----------
Noncontrolling interest.............................................................      2,703       3,118
                                                                                     ----------  ----------
   Total equity.....................................................................     18,264      16,169
                                                                                     ----------  ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  166,016  $  163,156
                                                                                     ==========  ==========


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
   Total revenues.......................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     4,680        168       115
Capitalization of deferred policy acquisition costs.....................    (1,030)      (916)     (975)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    14,537      8,426     6,321
                                                                         ---------  ---------  --------


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                          2011       2010       2009
                                                                        --------  ---------  ----------
                                                                                 (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes........ $  3,335  $   3,015   $  (3,079)
Income tax (expense) benefit...........................................   (1,022)      (707)      1,272
                                                                        --------  ---------  ----------

Earnings (loss) from continuing operations, net of income taxes........    2,313      2,308      (1,807)
Earnings (loss) from discontinued operations, net of income taxes......       --         --           3
                                                                        --------  ---------  ----------

Net earnings (loss)....................................................    2,313      2,308      (1,804)
 Less: net (earnings) loss attributable to the noncontrolling interest.      101       (235)       (359)
                                                                        --------  ---------  ----------

Net Earnings (Loss) Attributable to AXA Equitable...................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

Amounts attributable to AXA Equitable:
 Earnings (loss) from continuing operations, net of income taxes....... $  2,414  $   2,073  $   (2,166)
 Earnings (loss) from discontinued operations, net of income taxes.....       --         --           3
                                                                        --------  ---------  ----------
Net Earnings (Loss).................................................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                  2011       2010       2009
                                                                               ---------  ---------  ---------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $   2,313  $   2,308  $  (1,804)
                                                                               ---------  ---------  ---------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......       378        440      1,331
 Defined benefit plans:
   Net gain (loss) arising during year........................................      (169)      (121)       (65)
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........        94         82         65
     Amortization of net prior service credit included in net periodic cost...         1         (1)        (3)
                                                                               ---------  ---------  ---------
       Other comprehensive income (loss)--defined benefit plans...............       (74)       (40)        (3)
                                                                               ---------  ---------  ---------

Total other comprehensive income (loss), net of income taxes..................       304        400      1,328
                                                                               ---------  ---------  ---------

Comprehensive income (loss)...................................................     2,617      2,708       (476)
                                                                               ---------  ---------  ---------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....       122       (228)      (425)
                                                                               ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $   2,739  $   2,480  $    (901)
                                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest................        --         --        (54)
 Changes in capital in excess of par value.................................       150         10        453
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,743      5,593      5,583
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     8,085      6,312      8,413
 Net earnings (loss).......................................................     2,414      2,073     (2,163)
 Stockholder dividends.....................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..............        --         --         62
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................    10,120      8,085      6,312
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (629)    (1,036)    (2,236)
 Impact of implementing new accounting guidance, net of taxes..............        --         --        (62)
 Other comprehensive income (loss).........................................       325        407      1,262
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................      (304)      (629)    (1,036)
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,561     13,051     10,861
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest............         1          5         --
 Purchase of AllianceBernstein Put.........................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.............................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...............      (101)       235        359
 Dividends paid to noncontrolling interest.................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.       (21)        (7)        66
 Other changes in noncontrolling interest..................................       189        126        132
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,703      3,118      3,269
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,264  $  16,169  $  14,130
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                               2011       2010       2009
                                                                                            ---------  ---------  ---------
                                                                                                     (IN MILLIONS)
Net earnings (loss)........................................................................ $   2,313  $   2,308  $  (1,804)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       999        950      1,004
 Universal life and investment-type product policy fee income..............................    (3,312)    (3,067)    (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................       266        125     (1,353)
 (Income) loss related to derivative instruments...........................................    (2,374)       284      3,079
 Change in reinsurance recoverable with affiliate..........................................      (242)      (233)     1,486
 Investment (gains) losses, net............................................................        47        184        (54)
 Change in segregated cash and securities, net.............................................      (170)      (124)     1,587
 Change in deferred policy acquisition costs...............................................     3,650       (747)      (860)
 Change in future policy benefits..........................................................     2,110      1,136       (755)
 Change in income taxes payable............................................................       950        720     (1,223)
 Real estate asset write-off charge........................................................         5         26          3
 Change in the fair value of the reinsurance contract asset................................    (5,941)    (2,350)     2,566
 Amortization of deferred compensation.....................................................       418        178         88
 Amortization of deferred sales commission.................................................        38         47         55
 Amortization of reinsurance cost..........................................................       211        274        318
 Other depreciation and amortization.......................................................       146        161        156
 Amortization of other intangibles.........................................................        24         23         24
 Other, net................................................................................       (76)       111         18
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) operating activities........................................      (938)         6      1,417
                                                                                            ---------  ---------  ---------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........     3,435      2,753      2,058
 Sales of investments......................................................................     1,141      3,398      6,737
 Purchases of investments..................................................................    (7,970)    (7,068)    (8,995)
 Cash settlements related to derivative instruments........................................     1,429       (651)    (2,564)
 Change in short-term investments..........................................................        16        (53)       140
 Decrease in loans to affiliates...........................................................        --          3          1
 Increase in loans to affiliates...........................................................        --         --       (250)
 Investment in capitalized software, leasehold improvements and
 EDP equipment.............................................................................      (104)       (62)      (120)
 Other, net................................................................................        25        (25)         9
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) investing activities........................................    (2,028)    (1,705)    (2,984)
                                                                                            ---------  ---------  ---------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010       2009
                                                                       --------  --------  ---------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $   3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)    (2,161)
 Change in short-term financings......................................      220       (24)       (36)
 Change in collateralized pledged liabilities.........................      989      (270)       126
 Change in collateralized pledged assets..............................       99       533       (632)
 Capital contribution.................................................       --        --        439
 Shareholder dividends paid...........................................     (379)     (300)        --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)        --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)      (320)
 Other, net...........................................................        2        11        145
                                                                       --------  --------  ---------

Net cash provided by (used in) financing activities...................    4,038     2,062        956
                                                                       --------  --------  ---------

Change in cash and cash equivalents...................................    1,072       363       (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792      2,403
                                                                       --------  --------  ---------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $   1,792
                                                                       ========  ========  =========

Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $      17
                                                                       ========  ========  =========
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $      44
                                                                       ========  ========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company will adopt this guidance effective January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $1.1 billion, income taxes payable will be reduced by approximately $372 million with a corresponding reduction, net of taxes, to Retained earnings and Total equity of approximately $691 million. Upon adoption, for the year ended 2011, the Company's Earnings (loss), before income taxes would increase by approximately $822 million and Net

   Earnings (Loss) Attributable to AXA Equitable would increase by approximately $534 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's consolidated statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on the Company's cash flows.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS      GROSS
                                        AMORTIZED  UNREALIZED UNREALIZED                OTTI
                                          COST       GAINS      LOSSES   FAIR VALUE IN AOCI/ (3)/
                                        ---------- ---------- ---------- ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $   21,444 $    1,840 $      147 $   23,137 $         --
 U.S. Treasury, government and agency..      3,598        350         --      3,948           --
 States and political subdivisions.....        478         64          2        540           --
 Foreign governments...................        461         65          1        525           --
 Commercial mortgage-backed............      1,306          7        411        902           22
 Residential mortgage-backed/ (1)/.....      1,556         90         --      1,646           --
 Asset-backed/ (2)/....................        260         15         11        264            6
 Redeemable preferred stock............      1,106         38        114      1,030           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     30,209      2,469        686     31,992           28

Equity securities......................         18          1         --         19           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2011............. $   30,227 $    2,470 $      686 $   32,011 $         28
                                        ========== ========== ========== ========== ============

December 31, 2010:
Fixed Maturities:
 Corporate............................. $   20,494 $    1,348 $      110 $   21,732 $         --
 U.S. Treasury, government and agency..      1,986         18         88      1,916           --
 States and political subdivisions.....        516         11         16        511           --
 Foreign governments...................        502         59          1        560           --
 Commercial mortgage-backed............      1,473          5        375      1,103           19
 Residential mortgage-backed/ (1)/.....      1,601         67         --      1,668           --
 Asset-backed/ (2)/....................        245         13         12        246            7
 Redeemable preferred stock............      1,364         23         66      1,321           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     28,181      1,544        668     29,057           26

Equity securities......................         26         --          3         23           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2010............. $   28,207 $    1,544 $      671 $   29,080 $         26
                                        ========== ========== ========== ========== ============

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058  $   2,090
          Due in years two through five..........     8,257      8,722
          Due in years six through ten...........     9,881     10,723
          Due after ten years....................     5,785      6,615
                                                  --------- ----------
             Subtotal............................    25,981     28,150
          Commercial mortgage-backed securities..     1,306        902
          Residential mortgage-backed securities.     1,556      1,646
          Asset-backed securities................       260        264
                                                  --------- ----------
          Total.................................. $  29,103  $  30,962
                                                  ========= ==========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                         December 31,
                                                   ------------------------
                                                    2011     2010     2009
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI...............     (4)     (18)      (6)
                                                   ------  -------  -------
Total OTTI........................................ $  (36) $  (300) $  (174)
                                                   ======  =======  =======

  /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                           2011     2010
                                                                                         -------  -------
                                                                                           (IN MILLIONS)
Balances at January 1,.................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold.....      29       99
Recognized impairments on securities impaired to fair value this period/ (1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired................     (27)    (268)
Additional impairments this period on securities previously impaired....................      (5)      (8)
Increases due to passage of time on previously recorded credit losses...................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows..      --       --
                                                                                         -------  -------
Balances at December 31,................................................................ $  (332) $  (329)
                                                                                         =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                AOCI GAIN
                                                              NET                              DEFERRED           (LOSS)
                                                          UNREALIZED                            INCOME        RELATED TO NET
                                                             GAINS                                TAX           UNREALIZED
                                                          (LOSSES) ON        POLICYHOLDERS       ASSET          INVESTMENT
                                                          INVESTMENTS   DAC   LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                                         ------------  ----  -------------- --------------- -----------------
                                                                                     (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................ $        (16) $  3  $            2 $             4 $              (7)
Net investment gains (losses) arising during
  the period............................................          (32)   --              --              --               (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            5    --              --              --                 5
   Excluded from Net earnings (loss)/ (1)/..............           (4)   --              --              --                (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --     2              --              --                 2
   Deferred income taxes................................           --    --              --               8                 8
   Policyholders liabilities............................           --    --               4              --                 4
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2011.............................. $        (47) $  5  $            6 $            12 $             (24)
                                                         ============  ====  ============== =============== =================

BALANCE, JANUARY 1, 2010................................ $        (11) $  5  $           -- $             2 $              (4)
Net investment gains (losses) arising during
  the period............................................            3    --              --              --                 3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            9    --              --              --                 9
   Excluded from Net earnings (loss)/ (1)/..............          (17)   --              --              --               (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --    (2)             --              --                (2)
   Deferred income taxes................................           --    --              --               2                 2
   Policyholders liabilities............................           --    --               2              --                 2
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2010.............................. $        (16) $  3  $            2 $             4 $              (7)
                                                         ============  ====  ============== =============== =================

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                    NET                              DEFERRED        (LOSS)
                                                UNREALIZED                            INCOME     RELATED TO NET
                                                   GAINS                                TAX        UNREALIZED
                                                (LOSSES) ON          POLICYHOLDERS     ASSET       INVESTMENT
                                                INVESTMENTS    DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                               ------------  ------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2011...................... $        889  $ (135)    $     (121)  $     (223)   $        410
Net investment gains (losses) arising during
  the period..................................          915      --             --           --             915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............           23      --             --           --              23
   Excluded from Net earnings (loss)/ (1)/....            4      --             --           --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --     (81)            --           --             (81)
   Deferred income taxes......................           --      --             --         (207)           (207)
   Policyholders liabilities..................           --      --           (264)          --            (264)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2011.................... $      1,831  $ (216)    $     (385)  $     (430)   $        800
                                               ============  ======  =============  ===========  ==============

BALANCE, JANUARY 1, 2010...................... $         (6) $  (21)    $       --   $       32    $          5
Net investment gains (losses) arising during
  the period..................................          680      --             --           --             680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............          198      --             --           --             198
   Excluded from Net earnings (loss)/ (1)/....           17      --             --           --              17
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --    (114)            --           --            (114)
   Deferred income taxes......................           --      --             --         (255)           (255)
   Policyholders liabilities..................           --      --           (121)          --            (121)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2010.................... $        889  $ (135)    $     (121)  $     (223)   $        410
                                               ============  ======  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                     LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                    ---------------------  ---------------------  ---------------------
                                                 GROSS                  GROSS                  GROSS
                                               UNREALIZED             UNREALIZED             UNREALIZED
                                    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                    ---------- ----------  ---------- ----------  ---------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate.........................   $  1,910    $   (96)   $    389  $     (51)   $  2,299  $    (147)
 U.S. Treasury, government and
   agency..........................        149         --          --         --         149         --
 States and political subdivisions.         --         --          18         (2)         18         (2)
 Foreign governments...............         30         (1)          5         --          35         (1)
 Commercial mortgage-backed........         79        (27)        781       (384)        860       (411)
 Residential mortgage-backed.......         --         --           1         --           1         --
 Asset-backed......................         49         --          44        (11)         93        (11)
 Redeemable preferred stock........        341        (28)        325        (86)        666       (114)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  2,558    $  (152)   $  1,563  $    (534)   $  4,121  $    (686)
                                    ========== ==========  ========== ==========  ========== ==========

December 31, 2010:
Fixed Maturities:
 Corporate.........................   $  1,999    $   (68)   $    394  $     (42)   $  2,393  $    (110)
 U.S. Treasury, government and
   agency..........................        820        (42)        171        (46)        991        (88)
 States and political subdivisions.        225         (9)         33         (7)        258        (16)
 Foreign governments...............         77         (1)         10         --          87         (1)
 Commercial mortgage-backed........         46         (3)        936       (372)        982       (375)
 Residential mortgage-backed.......        157         --           2         --         159         --
 Asset-backed......................         23         --          65        (12)         88        (12)
 Redeemable preferred stock........        345         (7)        689        (59)      1,034        (66)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  3,692    $  (130)   $  2,300  $    (538)   $  5,992  $    (668)
                                    ========== ==========  ========== ==========  ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2011

                                           OUTSTANDING RECORDED INVESTMENT
                                NUMBER  --------------------------------------
                               OF LOANS   PRE-MODIFICATION   POST-MODIFICATION
                               -------- -------------------- -----------------
                                                    (IN MILLIONS)
Troubled debt restructurings:
 Agricultural mortgage loans.. $     -- $                 --  $             --
 Commercial mortgage loans....        2                  145               141
                               -------- -------------------- -----------------

Total......................... $      2 $                145  $            141
                               ======== ==================== =================

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                      2011     2010    2009
                                                     ------   ------  ------
                                                        (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   18    $   --  $   --
   Charge-offs.....................................     --        --      --
   Recoveries......................................     (8)       --      --
   Provision.......................................     22        18      --
                                                    ------    ------  ------
Ending Balance, December 31,....................... $   32    $   18  $   --
                                                    ======    ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   32    $   18  $   --
                                                    ======    ======  ======
   Collectively Evaluated for Impairment........... $   --    $   --  $   --
                                                    ======    ======  ======

   Loans Acquired with Deteriorated Credit Quality. $   --    $   --  $   --
                                                    ======    ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                               DEBT SERVICE COVERAGE RATIO
                                                                                 LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- -------- -------- ------- ------ --------
                                                           (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   182  $   -- $     33 $     30  $   31 $   -- $    276
 50% - 70%.........................       201     252      447      271      45     --    1,216
 70% - 90%.........................        --      41      280      318     213     --      852
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans....   $   383  $  293 $    844 $    754  $  585 $  117 $  2,976
                                    ========= ======= ======== ======== ======= ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   150  $   89 $    175 $    247  $  190 $    8 $    859
 50% - 70%.........................        68      15      101      158      82     45      469
 70% - 90%.........................        --      --       --        1      --      8        9
 90% plus..........................        --      --       --       --      --     --       --
                                    --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans..   $   218  $  104 $    276 $    406  $  272 $   61 $  1,337
                                    ========= ======= ======== ======== ======= ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   332  $   89 $    208 $    277  $  221 $    8 $  1,135
 50% - 70%.........................       269     267      548      429     127     45    1,685
 70% - 90%.........................        --      41      280      319     213      8      861
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans...............   $   601  $  397 $  1,120 $  1,160  $  857 $  178 $  4,313
                                    ========= ======= ======== ======== ======= ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2010

                                              Debt Service Coverage Ratio
                                                                               LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ------ --------
                                                          (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $    59  $   --  $   --  $   52  $   --  $   -- $    111
 50% - 70%.........................       32     109     111      72      55      --      379
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     402      61      574
                                     -------  ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans....  $   285  $  144  $  604  $  550  $  581  $  111 $  2,275
                                     =======  ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   155  $   80  $  162  $  243  $  186  $    5 $    831
 50% - 70%.........................       52      13     134     150     107      24      480
 70% - 90%.........................       --      --      --      --      --      --       --
 90% plus..........................       --      --      --      --       3      --        3
                                     -------  ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans..  $   207  $   93  $  296  $  393  $  296  $   29 $  1,314
                                     =======  ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   214  $   80  $  162  $  295  $  186  $    5 $    942
 50% - 70%.........................       84     122     245     222     162      24      859
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     405      61      577
                                     -------  ------  ------  ------  ------  ------ --------

Total Mortgage Loans...............  $   492  $  237  $  900  $  943  $  877  $  140 $  3,589
                                     =======  ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                        RECORDED
                                                                                       INVESTMENT
                                         90                            TOTAL     (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                         FINANCING            AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL CURRENT  RECEIVABLES         ACCRUING
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61 $  -- $               -- $  61 $  2,915 $      2,976 $                   --
 Agricultural........     5     1                  7    13    1,324        1,337                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
TOTAL MORTGAGE LOANS. $  66 $   1 $                7 $  74 $  4,239 $      4,313 $                    3
                      ===== ===== ================== ===== ======== ============ ======================
December 31, 2010
 Commercial.......... $  -- $  -- $               -- $  -- $  2,275 $      2,275 $                   --
 Agricultural........    --    --                  5     5    1,309        1,314                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
Total Mortgage Loans. $  -- $  -- $                5 $   5 $  3,584 $      3,589 $                    3
                      ===== ===== ================== ===== ======== ============ ======================

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                     UNPAID                         AVERAGE        INTEREST
                                      RECORDED      PRINCIPAL       RELATED        RECORDED         INCOME
                                     INVESTMENT      BALANCE       ALLOWANCE    INVESTMENT/ (1)/  RECOGNIZED
                                     ----------- --------------- -------------  ---------------  -------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           5               5            --                5             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $         5 $             5 $          --  $             5  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       202 $           202 $         (32) $           152  $           8
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $       202 $           202 $         (32) $           152  $           8
                                     =========== =============== =============  ===============  =============
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           3               3            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $         3 $             3 $          --  $            --  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       122 $           122 $         (18) $            24  $           2
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $       122 $           122 $         (18) $            24  $           2
                                     =========== =============== =============  ===============  =============

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds--third party................................... $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======


                                                                               2011     2010     2009
                                                                              ------   -----   -----
                                                                                   (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $   110  $   30
Net revenues of other limited partnership interests..........................      6        3      (5)
Interest expense--third party................................................    (21)     (22)     (7)
Other expenses...............................................................    (61)     (59)    (17)
                                                                              ------  -------  ------
Net Earnings (Loss).......................................................... $   35  $    32  $    1
                                                                              ======  =======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $    18  $    2
                                                                              ======  =======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     FAIR VALUE
                                               ----------------------- GAINS (LOSSES)
                                     NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                      AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                     --------- ----------- ----------- ---------------
                                                       (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/ (1)/
 Futures............................ $   6,443  $       --   $       2    $        (34)
 Swaps..............................       784          10          21              33
 Options............................     1,211          92          85             (20)

Interest rate contracts:/ (1)/
 Floors.............................     3,000         327          --             139
 Swaps..............................     9,826         503         317             590
 Futures............................    11,983          --          --             849
 Swaptions..........................     7,354       1,029          --             817

Other freestanding contracts:/ (1)/
 Foreign currency Contracts.........        38          --          --              --
                                                                       ---------------
NET INVESTMENT INCOME (LOSS)........                                             2,374
                                                                       ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/ (2)/....        --      10,547          --           5,941

GWBL and other features/ (3)/.......        --          --         227            (189)
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2011......... $  40,639  $   12,508   $     652    $      8,126
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                     Fair Value
                                               ----------------------- Gains (Losses)
                                     Notional     Asset     Liability    Reported In
                                      Amount   Derivatives Derivatives Earnings (Loss)
                                     --------- ----------- ----------- ---------------
                                                       (In Millions)
Freestanding derivatives:
Equity contracts:/ (1)/
 Futures............................ $   3,772   $      --    $     --     $      (815)
 Swaps..............................       734          --          27             (79)
 Options............................     1,070           5           1             (49)

Interest rate contracts:/ (1)/
 Floors.............................     9,000         326          --             157
 Swaps..............................     5,352         201         134             250
 Futures............................     5,151          --          --             289
 Swaptions..........................     4,479         171          --             (38)

Other freestanding contracts:/ (1)/
 Foreign currency contracts.........       133          --           1               1
                                                                       ---------------
 Net investment income (loss).......                                              (284)
                                                                       ---------------

Embedded derivatives:
GMIB reinsurance contracts /(2)/....        --       4,606          --           2,350

GWBL and other features /(3)/.......        --          --          38              17
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2010......... $  29,691   $   5,309    $    201     $     2,083
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------

Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)

Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                          ---------  --------- ---------  ----------
                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7  $  22,698 $     432  $   23,137
   U.S. Treasury, government and agency..        --      3,948        --       3,948
   States and political subdivisions.....        --        487        53         540
   Foreign governments...................        --        503        22         525
   Commercial mortgage-backed............        --         --       902         902
   Residential mortgage-backed/ (1)/.....        --      1,632        14       1,646
   Asset-backed/ (2)/....................        --         92       172         264
   Redeemable preferred stock............       203        813        14       1,030
                                          ---------  --------- ---------  ----------
     Subtotal............................       210     30,173     1,609      31,992
                                          ---------  --------- ---------  ----------
 Other equity investments................        66         --        77         143
 Trading securities......................       457        525        --         982
 Other invested assets:
   Short-term investments................        --        132        --         132
   Swaps.................................        --        177        (2)        175
   Futures...............................        (2)        --        --          (2)
   Options...............................        --          7        --           7
   Floors................................        --        327        --         327
   Swaptions.............................        --      1,029        --       1,029
                                          ---------  --------- ---------  ----------
     Subtotal............................        (2)     1,672        (2)      1,668
                                          ---------  --------- ---------  ----------
Cash equivalents.........................     2,475         --        --       2,475
Segregated securities....................        --      1,280        --       1,280
GMIB reinsurance contracts...............        --         --    10,547      10,547
Separate Accounts' assets................    83,672      2,532       215      86,419
                                          ---------  --------- ---------  ----------
   Total Assets.......................... $  86,878  $  36,182 $  12,446  $  135,506
                                          =========  ========= =========  ==========

LIABILITIES
GWBL and other features' liability.......        --         --       227         227
                                          ---------  --------- ---------  ----------
   Total Liabilities..................... $      --  $      -- $     227  $      227
                                          =========  ========= =========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                           Level 1   Level 2  Level 3    Total
                                          --------- --------- -------- ----------
                                                       (In Millions)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7 $  21,405 $    320 $   21,732
   U.S. Treasury, government and agency..        --     1,916       --      1,916
   States and political subdivisions.....        --       462       49        511
   Foreign governments...................        --       539       21        560
   Commercial mortgage-backed............        --        --    1,103      1,103
   Residential mortgage-backed/ (1)/.....        --     1,668       --      1,668
   Asset-backed/ (2)/....................        --        98      148        246
   Redeemable preferred stock............       207     1,112        2      1,321
                                          --------- --------- -------- ----------
     Subtotal............................       214    27,200    1,643     29,057
                                          --------- --------- -------- ----------
 Other equity investments................        77        24       73        174
 Trading securities......................       425        81       --        506
 Other invested assets:
   Short-term investments................        --       148       --        148
   Swaps.................................        --        40       --         40
   Options...............................        --         4       --          4
   Floors................................        --       326       --        326
   Swaptions.............................        --       171       --        171
                                          --------- --------- -------- ----------
     Subtotal............................        --       689       --        689
                                          --------- --------- -------- ----------
Cash equivalents.........................     1,693        --       --      1,693
Segregated securities....................        --     1,110       --      1,110
GMIB reinsurance contracts...............        --        --    4,606      4,606
Separate Accounts' assets................    89,647     2,160      207     92,014
                                          --------- --------- -------- ----------
   Total Assets.......................... $  92,056 $  31,264 $  6,529 $  129,849
                                          ========= ========= ======== ==========

LIABILITIES
GWBL and other features' liability....... $      -- $      -- $     38 $       38
                                          --------- --------- -------- ----------
   Total Liabilities..................... $      -- $      -- $     38 $       38
                                          ========= ========= ======== ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND
                                                              POLITICAL           COMMERCIAL   RESIDENTIAL
                                                                SUB-     FOREIGN  MORTGAGE-     MORTGAGE-    ASSET-
                                                  CORPORATE   DIVISIONS   GOVTS     BACKED       BACKED      BACKED
                                                 ----------  ----------  -------  ----------  ------------  --------
                                                                            (IN MILLIONS)

BALANCE, JANUARY 1, 2011........................ $      320  $       49  $    21  $    1,103  $         --  $    148
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          1          --       --           2            --        --
     Investment gains (losses), net.............         --          --       --         (30)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $        1  $       --  $    --  $      (28) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Other comprehensive income
         (loss).................................         (2)          5       (1)        (34)           (1)        2
Purchases.......................................        117          --        1          --            --        21
Issuances.......................................         --          --       --          --            --        --
Sales...........................................        (52)         (2)      --        (139)           (5)      (33)
Settlements.....................................         --          --       --          --            --        --
Transfers into Level 3/ (2)/....................        100           1        1          --            20        33
Transfers out of Level 3/ (2)/..................        (52)         --       --          --            --        --
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2011/ (1)/................ $      432  $       53  $    22  $      902  $         14  $    172
                                                 ==========  ==========  =======  ==========  ============  ========

BALANCE, JANUARY 1, 2010........................ $      466  $       47  $    21  $    1,490  $         --  $    217
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          4          --       --           2            --        --
     Investment gains (losses), net.............          6          --       --        (271)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $       10  $       --  $    --  $     (269) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
   Other comprehensive income (loss)............          3           3       --         119            --        14
 Purchases/issuances............................         22          --       --          --            --        --
 Sales/settlements..............................        (88)         (1)      --        (237)           --       (40)
 Transfers into/out of Level 3/ (2)/............        (93)         --       --          --            --       (44)
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2010/ (1)/................ $      320  $       49  $    21  $    1,103  $         --  $    148
                                                 ==========  ==========  =======  ==========  ============  ========

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                    REDEEM-                                                          GWBL
                                                     ABLE           OTHER         OTHER       GMIB      SEPARATE   AND OTHER
                                                   PREFERRED        EQUITY       INVESTED  REINSURANCE  ACCOUNTS   FEATURES
                                                     STOCK    INVESTMENTS/ (1)/   ASSETS      ASSET      ASSETS    LIABILITY
                                                  ----------  -----------------  --------  ----------- ---------  ----------
                                                                                 (IN MILLIONS)

BALANCE, JANUARY 1, 2011                          $        2  $              73  $     --  $     4,606 $     207  $       38
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        (2)          --        --          --
     Investment gains (losses), net..............         --                  1        --           --        --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        5,737        17          --
     Policyholders' benefits.....................         --                 --        --           --        --         170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $       --  $               1  $     (2) $     5,737 $      17  $      170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         (1)                 6        --           --        --          --
Purchases........................................         --                  2        --          204         4          19
Issuances........................................         --                 --        --           --        --          --
Sales............................................         (2)                (5)       --           --       (11)         --
Settlements......................................         --                 --        --           --        (2)         --
Transfers into Level 3/ (2)/.....................         15                 --        --           --        --          --
Transfers out of Level 3/ (2)/...................         --                 --        --           --        --          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------

BALANCE, DECEMBER 31, 2011....................... $       14  $              77  $     (2) $    10,547 $     215  $      227
                                                  ==========  =================  ========  =========== =========  ==========

BALANCE, JANUARY 1, 2010......................... $       12  $               2  $    300  $     2,256 $     230  $       55
 Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        --           --        --          --
     Investment gains (losses), net..............          4                 --        --           --       (22)         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        2,150        --          --
     Policyholders' benefits.....................         --                 --        --           --        --         (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $        4  $              --  $     --  $     2,150 $     (22) $      (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         --                 --        --           --        --          --
 Purchases/issuances.............................         --                 60        --          200         2          17
 Sales/settlements...............................        (14)                (1)       --           --        (8)         --
 Transfers into/out of Level 3/ (2)/.............         --                 12      (300)          --         5          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------
BALANCE, DECEMBER 31, 2010....................... $        2  $              73  $     --  $     4,606 $     207  $       38
                                                  ==========  =================  ========  =========== =========  ==========

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF           POLICY-
                                                     INCOME   (LOSSES),     REINSURANCE            HOLDERS'
                                                     (LOSS)      NET         CONTRACTS       OCI   BENEFITS
                                                   ---------- ---------- ----------------- ------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $    1  $    --
     State and political subdivisions.............         --        --               --        5       --
     Foreign governments..........................         --        --               --       (1)      --
     Commercial mortgage-backed...................         --        --               --      (40)      --
     Asset-backed.................................         --        --               --        2       --
     Other fixed maturities, available-for-sale...         --        --               --       (2)      --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  (35) $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            5,941       --       --
   Separate Accounts' assets......................         --        18               --       --       --
   GWBL and other features' liability.............         --        --               --       --     (189)
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $      18   $        5,941   $  (35) $  (189)
                                                   ========== =========   ==============   ======  =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $   10  $    --
     State and political subdivisions.............         --        --               --        2       --
     Foreign governments..........................         --        --               --        1       --
     Commercial mortgage-backed...................         --        --               --       92       --
     Asset-backed.................................         --        --               --       13       --
     Other fixed maturities, available-for-sale...         --        --               --       --       --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  118  $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            2,350       --       --
   Separate Accounts' assets......................         --       (21)              --       --       --
   GWBL and other features' liability.............         --        --               --       --       17
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $     (21)  $        2,350   $  118  $    17
                                                   ========== =========   ==============   ======  =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                 DECEMBER 31,
                                      -----------------------------------
                                            2011              2010
                                      ----------------- -----------------
                                      CARRYING  FAIR    Carrying  Fair
                                       VALUE    VALUE    Value    Value
                                      -------- -------- -------- --------
                                                 (IN MILLIONS)
Consolidated:
 Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
 Other limited partnership interests.    1,582    1,582    1,451    1,451
 Policyholders liabilities:
   Investment contracts..............    2,549    2,713    2,609    2,679
 Long-term debt......................      200      220      200      228
 Loans to affiliates.................    1,041    1,097    1,045    1,101
Closed Blocks:
 Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
 Other equity investments............        1        1        1        1
 SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts--GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
 Paid guarantee benefits.....     (249)      (58)     (307)
 Other changes in reserve....      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $      327
 Paid guarantee benefits.....         (86)
 Other changes in reserve....         164
                               ----------
Balance at December 31, 2009.         405
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         209
                               ----------
Balance at December 31, 2010.         533
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         264
                               ----------
Balance at December 31, 2011.  $      716
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN OF
                                                   PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                  ---------  --------  --------  ---------  ---------
                                                                 (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account............................... $  12,194  $    218  $    119  $     459  $  12,990
   Separate Accounts............................. $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
 Net amount at risk, gross....................... $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
 Net amount at risk, net of amounts reinsured.... $   1,642  $    879  $  2,003  $   5,964  $  10,488
 Average attained age of contractholders.........      49.2      63.3      68.7       63.9       53.3
 Percentage of contractholders over age 70.......       2.8%     27.6%     47.2%      28.5%      10.4%
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
 Account values invested in:
   General Account...............................       N/A       N/A  $     26  $     583  $     609
   Separate Accounts.............................       N/A       N/A  $  2,479  $  43,408  $  45,887
 Net amount at risk, gross.......................       N/A       N/A  $  2,039  $   9,186  $  11,225
 Net amount at risk, net of amounts reinsured....       N/A       N/A  $    603  $   2,520  $   3,123
 Weighted average years remaining until
   annuitization.................................       N/A       N/A       0.4        5.3        4.9
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies--No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  -------
                                          (IN MILLIONS)
Balance at January 1, 2009...   $        203   $      (153) $    50
 Other changes in reserves...             52           (21)      31
                                ------------   -----------  -------
Balance at December 31, 2009.            255          (174)      81
 Other changes in reserves...            120           (57)      63
                                ------------   -----------  -------
Balance at December 31, 2010.            375          (231)     144
 Other changes in reserves...             95           (31)      64
                                ------------   -----------  -------
Balance at December 31, 2011.   $        470   $      (262) $   208
                                ============   ===========  =======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011     2010     2009
                                                                    -------  -------  -------
                                                                          (IN MILLIONS)
Direct premiums.................................................... $   908  $   903  $   838
Reinsurance assumed................................................     210      213      202
Reinsurance ceded..................................................    (585)    (586)    (609)
                                                                    -------  -------  -------
Premiums........................................................... $   533  $   530  $   431
                                                                    =======  =======  =======
Universal Life and Investment-type Product Policy Fee Income Ceded. $   221  $   210  $   197
                                                                    =======  =======  =======
Policyholders' Benefits Ceded...................................... $   510  $   536  $   485
                                                                    =======  =======  =======
Interest Credited to Policyholders' Account Balances Ceded......... $    --  $    --  $    --
                                                                    =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2011  2010  2009
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  24 $  30 $  38
Incurred benefits related to prior years..    18    10     6
                                           ----- ----- -----
Total Incurred Benefits................... $  42 $  40 $  44
                                           ===== ===== =====
Benefits paid related to current year..... $  15 $  12 $  13
Benefits paid related to prior years......    24    30    34
                                           ----- ----- -----
Total Benefits Paid....................... $  39 $  42 $  47
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------

Long-term debt:
AXA Equitable:
Surplus Notes, 7.7%, due 2015                                                 200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                             2011   2010   2009
                                            ------ ------ ------
                                               (IN MILLIONS)
Investment advisory and services fees...... $  865 $  809 $  644
Distribution revenues......................    352    339    277
Other revenues--shareholder servicing fees.     92     93     90
Other revenues--other......................      6      5      7
Institutional research services............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2011      2010
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $  1,406
Actual return on plan assets.........................       77       106
Contributions........................................      672       202
Benefits paid and fees...............................     (185)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,093     1,529
PBO..................................................    2,626     2,424
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (533) $   (895)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2011     2010
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $  1,554
Unrecognized prior service cost (credit).        7        8
                                          -------- --------
 Total................................... $  1,686 $  1,562
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                   DECEMBER 31,
                                 ----------------
                                   2011     2010
                                 -------  -------
                                   (IN MILLIONS)
Fixed Maturities................    52.4%    48.5%
Equity Securities...............    36.3     37.0
Equity real estate..............     9.3     11.8
Cash and short-term investments.     2.0      2.7
                                 -------  -------
 Total..........................   100.0%   100.0%
                                 =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- -------- ------- --------
                                                 (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private real estate investment trusts.     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2010:                     ------- -------- ------- --------
                                                 (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................ $   --  $    564 $   --  $    564
 U.S. Treasury, government and agency.     --       148     --       148
 States and political subdivisions....     --         9     --         9
 Other structured debt................     --        --      6         6
Common and preferred equity...........    410         2     --       412
Mutual funds..........................    115        --     --       115
Derivatives, net......................      1         6     --         7
Private real estate investment funds..     --        --     13        13
Private investment trusts.............     --        51    163       214
Cash and cash equivalents.............      6         2     --         8
Short-term investments................      2        31     --        33
                                       ------  -------- ------  --------
 Total................................ $  534  $    813 $  182  $  1,529
                                       ======  ======== ======  ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                        PRIVATE
                                                                      REAL ESTATE  PRIVATE
                                                          FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES /(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     ---------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2011..........................   $        6      $      13  $      163 $    --  $  182
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2011.           --              3          20      --      23
 Purchases/issues...................................           --             --          --       1       1
 Sales/settlements..................................           --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2011........................   $        6      $       4  $      183 $    --  $  193
                                                       ==========      =========  ========== =======  ======
Balance at January 1, 2010..........................   $        7      $      12  $      147 $     2  $  168
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2010.           (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......           --             --          --      (2)     (2)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2010........................   $        6      $      13  $      163 $    --  $  182
                                                       ==========      =========  ========== =======  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)

2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on

   December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                           Options Outstanding
                                          -------------------------------------------------------------------------------
                                                                                                        AllianceBernstein
                                                 AXA Ordinary Shares            AXA ADRs/ (3)/            Holding Units
                                          ---------------------------       ---------------------- ----------------------
                                                             Weighted                     Weighted                  Weighted
                                             Number          Average           Number     Average     Number        Average
                                           Outstanding       Exercise        Outstanding  Exercise  Outstanding     Exercise
                                          (In Millions)       Price         (In Millions)  Price   (In Millions)     Price
                                          ------------- -------------       ------------- -------- ------------- --------
Options outstanding at January 1, 2011...        16.3   (Euro)  22.34              10.0   $  19.96        10.2   $  41.24
Options granted..........................         2.4   (Euro)  14.52                --   $     --         0.1   $  21.75
Options exercised........................          --   (Euro)     --              (0.6)  $  15.63        (0.1)  $  17.05
Options forfeited, net...................        (0.6)  (Euro)  21.59              (1.8)  $  27.24        (0.8)  $  55.66
Options expired..........................          --              --                --         --        (0.4)  $  50.59
                                            ---------                         ---------              ---------
Options Outstanding at December 31, 2011.        18.1   (Euro)  19.40               7.6   $  18.47         9.0   $  39.63
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)     --/ (2)/               $   1.70               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.74                              1.83                    6.4
                                            =========                         =========              =========
Options Exercisable at December 31, 2011.        10.9   (Euro)  25.35               7.6   $  18.48         3.3      36.65
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)   --/ (2)/                 $    1.7               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.59                              1.82                    5.6
                                            =========                         =========              =========

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                         AXA Ordinary Shares       AllianceBernstein Holding Units
                                                      -------------------------  -----------------------------------
                                                        2011     2010     2009     2011       2010          2009
                                                      -------  -------  -------  -------  ------------  ------------
Dividend yield.......................................    7.00%    6.98%   10.69%    5.40%  7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................   33.90%    36.5%    57.5%   47.30% 46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................    3.13%    2.66%    2.74%    1.90%  2.2 - 2.3%    1.6 - 2.1%
Expected life in years...............................     6.4      6.4      5.5      6.0       6.0        6.0 - 6.5
Weighted average fair value per option at grant date. $  2.49  $  3.54  $  2.57  $  5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2011...   391,761   $  29.97
Granted..........................    16,665   $  14.01
Vested...........................   117,906   $  31.64
Forfeited........................    46,948         --
                                   --------
Unvested as of December 31, 2011.   243,572   $  30.22
                                   ========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
 Gross investment income (loss)...    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011    2010    2009
                                ------  ------  -----
                                    (IN MILLIONS)
Fixed maturities............... $  (29) $ (200) $  (2)
Mortgage loans on real estate..    (14)    (18)    --
Other equity investments.......     (4)     34     53
Other..........................     --      --      3
                                ------  ------  -----
Investment Gains (Losses), Net. $  (47) $ (184) $  54
                                ======  ======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                                             2011     2010      2009
                                                                                            ------  -------  ---------
                                                                                                   (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year................................... $  379  $   (68) $  (1,271)
Changes in unrealized investment gains (losses) on investments.............................    907      835      2,494
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend
   obligation and other....................................................................   (131)     (68)        58
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................    (79)    (110)      (578)
 Deferred income tax (expense) benefit.....................................................   (199)    (217)      (705)
                                                                                            ------  -------  ---------
Total......................................................................................    757      372         (2)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest..................................................................     21        7        (66)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========
Balance, end of year comprises:
Unrealized investment gains (losses) on:
 Fixed maturities.......................................................................... $1,782  $   875  $      33
 Other equity investments..................................................................      2        2          9
                                                                                            ------  -------  ---------
 Total.....................................................................................  1,784      877         42
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend obligation and
   other...................................................................................   (270)    (139)       (71)
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................   (211)    (132)       (22)
 Deferred income tax (expense) benefit.....................................................   (418)    (219)        (2)
                                                                                            ------  -------  ---------
Total......................................................................................    765      387        (53)
Less: (Income) loss attributable to noncontrolling interest................................     13       (8)       (15)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2011     2010     2009
                               -------  -------  --------
                                     (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $    40  $   (34) $     81
 Deferred (expense) benefit...  (1,062)    (673)    1,191
                               -------  -------  --------
Total......................... $(1,022) $  (707) $  1,272
                               =======  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011      2010       2009
                                             ---------  --------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,167) $ (1,055) $   1,078
Noncontrolling interest.....................       (36)       66        105
Separate Accounts investment activity.......        83        53         72
Non-taxable investment income (loss)........         8        15         27
Adjustment of tax audit reserves............        (7)      (13)         7
State income taxes..........................         7        (5)       (12)
AllianceBernstein Federal and foreign taxes.       (13)       (3)        (6)
Tax settlement..............................        84        99         --
ACMC conversion.............................        --       135         --
Other.......................................        19         1          1
                                             ---------  --------  ---------
Income tax (expense) benefit................ $  (1,022) $   (707) $   1,272
                                             =========  ========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2011  December 31, 2010
                                         ------------------ ------------------
                                         ASSETS LIABILITIES Assets Liabilities
                                         ------ ----------- ------ -----------
                                                     (IN MILLIONS)
  Compensation and related benefits..... $  248  $     --   $  229  $     --
  Reserves and reinsurance..............     --     3,060       --       977
  DAC...................................     --     1,279       --     2,610
  Unrealized investment gains or losses.     --       418       --       259
  Investments...........................     --     1,101       --       800
  Alternative minimum tax credits.......    242        --      241        --
  Other.................................     79        --      108        --
                                         ------  --------   ------  --------
  Total................................. $  569  $  5,858   $  578  $  4,646
                                         ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                     DECEMBER 31,
                                                                                             ---------------------------
                                                                                               2011     2010      2009
                                                                                             -------  -------  ---------
                                                                                                    (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   765  $   387  $       9
Defined benefit pension plans...............................................................  (1,082)  (1,008)      (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --        (62)
                                                                                             -------  -------  ---------
Total accumulated other comprehensive income (loss).........................................    (317)    (621)    (1,021)
                                                                                             -------  -------  ---------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)       (15)
                                                                                             -------  -------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (304) $  (629) $  (1,036)
                                                                                             =======  =======  =========

   The components of OCI for the past three years follow:

                                                                                                2011    2010     2009
                                                                                               ------  ------  --------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  879  $  646  $  2,558
 (Gains) losses reclassified into net earnings (loss) during the year.........................     28     189        (2)
                                                                                               ------  ------  --------
Net unrealized gains (losses) on investments..................................................    907     835     2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................   (529)   (395)   (1,225)
                                                                                               ------  ------  --------
Change in unrealized gains (losses), net of adjustments.......................................    378     440     1,331
Change in defined benefit pension plans.......................................................    (74)    (40)       (3)
                                                                                               ------  ------  --------
Total other comprehensive income (loss), net of income taxes..................................    304     400     1,328
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............     21       7       (66)
                                                                                               ------  ------  --------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $  325  $  407  $  1,262
                                                                                               ======  ======  ========

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                   DECEMBER 31,
                                                                          -----------------------------
                                                                            2011      2010       2009
                                                                          --------  --------  ---------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $     (39)
Change in AVR............................................................     (211)     (291)       289
                                                                          --------  --------  ---------
Net change in statutory surplus, capital stock and AVR...................      613       394        250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)    (5,995)
 DAC.....................................................................   (3,650)      747        860
 Deferred income taxes...................................................     (996)   (1,006)     1,167
 Valuation of investments................................................       16       145       (659)
 Valuation of investment subsidiary......................................      590       366       (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350     (2,566)
 Pension adjustment......................................................      111        56         17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)     5,541
 Shareholder dividends paid..............................................      379       300         --
 Changes in non-admitted assets..........................................     (154)      (64)        29
 Other, net..............................................................      (10)      (55)       (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --       (195)
                                                                          --------  --------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,414  $  2,073  $  (2,163)
                                                                          ========  ========  =========

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                                2011       2010       2009
                                                             ---------  ---------  ---------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $   3,116
AVR.........................................................       220        431        722
                                                             ---------  ---------  ---------
Statutory surplus, capital stock and AVR....................     4,845      4,232      3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)    (1,464)
 DAC........................................................     4,653      8,383      7,745
 Deferred income taxes......................................    (5,744)    (4,775)    (3,705)
 Valuation of investments...................................     2,266      1,658        673
 Valuation of investment subsidiary.........................       231       (657)    (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606      2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904      3,178
 Non-admitted assets........................................       510        761      1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)    (1,525)
 Other, net.................................................      (459)      (521)      (152)
                                                             ---------  ---------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,561  $  13,051  $  10,861
                                                             =========  =========  =========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                2011       2010      2009
                             ---------  ---------  --------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance................... $  15,140  $   8,511  $    337
Investment Management/ (1)/.     2,750      2,959     2,941
Consolidation/elimination...       (18)       (29)      (36)
                             ---------  ---------  --------
Total Revenues.............. $  17,872  $  11,441  $  3,242
                             =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                             2011      2010      2009
                                                                           --------  -------- ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................. $  3,495  $  2,613 $  (3,665)
Investment Management/ (2)/...............................................     (164)      400       588
Consolidation/elimination.................................................        4         2        (2)
                                                                           --------  -------- ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes..... $  3,335  $  3,015 $  (3,079)
                                                                           ========  ======== =========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  154,207  $  152,038
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  166,016  $  163,156
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                   THREE MONTHS ENDED
                                                     ---------------------------------------------
                                                     MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                     --------  -------- ------------- ------------
                                                                     (IN MILLIONS)
2011
Total Revenues...................................... $  1,311  $  3,402 $      10,858 $      2,301
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============

2010
Total Revenues...................................... $  2,133  $  5,387 $       5,115 $     (1,194)
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


  EQUI-VEST(R) VANTAGE/SM/

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.


We offer the EQUI-VEST(R) Vantage/SM/ contract to fund certain Section 403(b) plans ("plans"). The EQUI-VEST(R) Vantage/SM/ contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(R) Vantage/SM/ contract may not currently be available in every state. Your financial professional can provide information about state availability.

We no longer offer the EQUI-VEST(R) Vantage/SM/ contract for establishing new units. We will continue to accept contributions for existing participants and new participants can continue to be enrolled in existing units.


EQUI-VEST(R) Vantage/SM/ is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(R) Vantage/SM/ contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus./(1)/


The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


We offer the EQUI-VEST(R) Vantage/SM/ contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage/SM/, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(R) Vantage/SM/ TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                              -------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.


We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST(R) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST(R) Vantage/SM/ contract. An exchange for participation in an EQUI-VEST(R) Vantage/SM/ contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.


Material differences between EQUI-VEST(R) Vantage/SM/ and the provisions of the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus include the information above as well as the following:


1. THE FOLLOWING PARAGRAPH IS ADDED TO THE "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "TAX ADVANTAGES" IN THE PROSPECTUS:
-------------

(1)This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage/SM/ product. The prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed. In this Supplement, unless otherwise stated, "you" and "your" refers to the participant.


                                                                        #235356
                                                               EV Vantage (900)

   EQUI-VEST(R)            You should be aware that electing the optional
   VANTAGE/SM/ TAX         "enhanced death benefit" may have limited usefulness
   ADVANTAGES              due to the effect of Required Minimum Distributions
                           ("RMDs"). Your required withdrawals reduce this benefit and may have the effect of eliminating your ability to utilize the entire benefit. You should consult with your tax adviser and consider whether you can satisfy your RMD from another similar qualified source prior to purchasing this benefit.

2. THE FOLLOWING IS ADDED AS A NEW HEADING TO THE "EQUI-VEST(R)
   EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE BEFORE "PAYOUT OPTIONS" IN THE PROSPECTUS:

   EQUI-VEST(R)            The contract provides a death benefit for the
   VANTAGE/SM/ DEATH       beneficiary should you die. The death benefit is
   BENEFIT PROTECTION      equal to your account value or the minimum death
                           benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.

3. THE FOLLOWING IS ADDED TO THE "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "FEES AND CHARGES" IN THE
   PROSPECTUS:


--------------------------------------------------------------------------------------
FEES AND CHARGES FOR      .   Separate account charge deducted daily on amounts
EQUI-VEST(R) VANTAGE/SM/      invested in variable investment options: Varies by
                              employer group, annual rate ranges between 0.50% --
                              0.90%.

                          . Annual administrative charge: There is no annual administrative charge.

                          .   Charge for third-party transfer (such as in the case of
                              a direct plan-to-plan transfer of the account value or
                              a contract exchange under the same 403(b) plan to an
                              "employer-designated funding vehicle" or a direct
                              rollover to another eligible retirement plan: $25
                              current ($65 maximum) per occurrence per participant.

                          .   Charges for certain optional special services.

                          .   No sales charge deducted at the time contributions are
                              made.

                          .   Withdrawal charge: We deduct a charge of up to 6% of
                              the amount withdrawn from your account value for
                              withdrawals made (or of the defaulted loan amount, if
                              applicable) in the first five contract years or
                              participation years, depending upon the employer's
                              group. The total of all withdrawal charges may not
                              exceed 8% of all contributions attributable to the
                              participant in the first five contract or participation
                              years (as applicable) that are permitted to be
                              withdrawn.

                          .   We deduct a charge designed to approximate certain
                              taxes that may be imposed on us, such as premium taxes
                              in your state. The charge is generally deducted from
                              the amount applied to an annuity payout option.

                          .   We deduct an annual charge equal to 0.15% of the
                              account value on each participation date anniversary if
                              you elect the optional enhanced death benefit.

                          .   We deduct an annuity administrative fee of $350 from
                              amounts applied to a Variable Immediate Annuity payout
                              option. This option is described in a separate
                              prospectus that is available from your financial
                              professional.

                          . Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this Supplement for details.

                          .   For variations, including variations in fees and
                              charges for certain contract owners in the State of
                              Texas, please see Appendix II.
--------------------------------------------------------------------------------------


4. VARIABLE INVESTMENT OPTIONS


The Variable Investment Options available under the contract are subject to state regulatory approval and availability under your employer's plan. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under EQUI-VEST(R) Vantage/SM/ contracts. The contracts described in the EQUI-VEST(R) Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under EQUI-VEST(R) Vantage/SM/ contracts.

5. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage/SM/ certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.


The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


-----------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------
Maximum withdrawal charge as a
percentage of the amount withdrawn
(deducted when you surrender your
certificate or make certain
withdrawals)                           6.00%

Charge if you elect a Variable
Immediate Annuity payout option
(which is described in a separate
prospectus for that option)            $350

Charge for third-party transfer or     $65 maximum per participant for each
direct rollover/(1)/                   occurrence;
                                       currently $25 per participant for
                                       each occurrence.

Special services charges

 .   Wire transfer charge/(2)/         $90 (current and maximum)

 .   Express mail charge/(2)/          $35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you have your certificate, not including under-lying trust portfolio fees and expenses.
-----------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH PARTICIPATION DATE
 ANNIVERSARY
-----------------------------------------------------------------------------
Maximum annual administrative charge   $0
-----------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------
Separate Account annual expenses/(3)/  0.50% to 0.90% (maximum)
-----------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE ACCOUNT VALUE EACH YEAR IF YOU ELECT THE
 OPTIONAL ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------
Optional enhanced death benefit        0.15%
charge (as a percentage of your
account value) is deducted annually
on each participation date anniversary
-----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
-----------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------


Total Annual Portfolio Operating Expenses for 2011 (expenses that are  Lowest Highest deducted from portfolio assets including management fees, 12b-1 fees,
service fees, and/or other expenses)/(4)/                              0.62%  1.91%
-------------------------------------------------------------------------------------

Notes:

(1)This charge will never exceed 2% of the amount disbursed or transferred.
(2)Unless you specify otherwise, this charge will be deducted from the amount you request.
(3)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(4)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio.

EXAMPLES: EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST(R) Vantage/SM/ contracts were first offered on January 14, 2002.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Supplement; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the optional enhanced death benefit has been elected; (iv) there is no waiver of the withdrawal charge; and (v) the Contract Year and Participation Year are the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



-----------------------------------------------------------------------------------------------------------------------------
                                                                                    IF YOU ANNUITIZE AT THE END OF THE
                                                                                    APPLICABLE TIME PERIOD AND SELECT A
                                          IF YOU SURRENDER YOUR CONTRACT AT THE END NON-LIFE CONTINGENT PERIOD CERTAIN
                                           OF THE APPLICABLE TIME PERIOD            ANNUITY OPTION WITH LESS THAN FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
                                          1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of
   any of the portfolios                   $922     $1,585     $2,163     $3,386     N/A      $1,585    $2,163     $3,386
-----------------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of
   any of the portfolios                   $795     $1,204     $1,522     $2,033     N/A      $1,204    $1,522     $2,033
-----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------


                                          IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                          THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------
                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of
   any of the portfolios                   $311      $950     $1,614     $3,386
----------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of
   any of the portfolios                   $175      $543     $  936     $2,033
----------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2011.

6. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


----------------------------------------------------------------------------------------
 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS             LIMITATIONS ON CONTRIBUTIONS
----------------------------------------------------------------------------------------
EQUI-VEST(R)      .   Employer Contributions:         .   For 2012, maximum amount of
VANTAGE/SM/           Contributions made by the           employer and employee
                      Employer under the Plan,            contributions is generally
                      other than those described in       the lesser of $50,000 or 100%
                      the items below.                    of compensation, with maximum
                                                          salary reduction contribution
                  .   Employer Matching                   of $17,000.
                      Contributions: Employer
                      Contributions matching Salary   .   If your employer's plan
                      Reduction Contributions under       permits and you are at least
                      the terms of the Plan.              age 50 at any time during
                                                          2012, additional salary
                  .   Qualified Non-Elective and          reduction "catch-up"
                      Qualified Matching                  contributions totalling up to
                      Contributions: Contributions        $5,500 can be made.
                      made by the Employer to meet
                      the requirements of the non-    .   All salary reduction
                      discrimination tests set            contributions (whether
                      forth in the Code.                  pre-tax or designated Roth)
                                                          may not exceed the total
                  .   Salary Reduction                    maximum for the year (for
                      Contributions (Elective             2012, $17,000 and age 50
                      Deferral Contributions):            catch-up of $5,500).
                      Contributions under a salary
                      reduction agreement that an     .   Rollover or direct transfer
                      employee enters into with the       contributions after age
                      Employer under the Plan.            70 1/2 must be net of any
                                                          required minimum
                  .   Only if plan permits,               distributions.
                      "designated Roth"
                      contributions under Section     .   Aggregate direct rollover and
                      402A of the Code.                   direct transfer contributions
                                                          must meet AXA Equitable's
                  .   Rollover Contributions:             anticipated minimum
                      Contributions of eligible           contribution requirements or
                      rollover distributions              meet minimum plan
                      directly or indirectly from         participation requirements.
                      another eligible retirement
                      arrangement.                    .   Different sources of
                                                          contributions and earnings
                  .   Non-Roth After-Tax                  may be subject to withdrawal
                      Contributions: Amounts              restrictions.
                      reported by the Employer as
                      having non-Roth after-tax       .   We currently do not accept
                      consequences under the Code.        rollovers of non-Roth
                                                          after-tax funds except as
                  .   Direct Transfer                     direct rollovers from 403(b)
                      Contributions: Amounts              plans (we separately account
                      directly transferred (either        for these rollover
                      a plan-to-plan direct               contributions).
                      transfer or contract exchange
                      under the same 403(b) plan).

                  .   Additional "catch-up"
                      contributions.
----------------------------------------------------------------------------------------


7. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage/SM/ contracts) and Annuitant HR-10.

8. THE FOLLOWING IS ADDED AS THE LAST SECTION IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

9. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Except as set forth in the following sentence, you may only withdraw amounts from your account value that are 100% vested subject to the employer's approval, plan rules and applicable laws. You may, however, transfer any non-vested account value attributable to you under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any withdrawal request you make requires contract holder approval. In addition, in many instances if you are under age 59 1/2, your ability to withdraw funds from an EQUI-VEST(R) Vantage/SM/ contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to your death, disability or severance from employment with the employer who provided the funds. Also, you may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.

10.THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT
   VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. 403(b) plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a 403(b) plan participant's cash value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST(R) Vantage/SM/ contracts" under "Charges and expenses" in this Supplement.

11.THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER
   "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN
   "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ TERMINATION OF PARTICIPATION

We may terminate your participation under the EQUI-VEST(R) Vantage/SM/ contract and pay out your account value if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage/SM/ contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage/SM/ contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST(R) Vantage/SM/ contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer, exchange or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any other manner permitted under section 403(b) of the Code and the terms of the plan. If an EQUI-VEST(R) Vantage/SM/ contract is discontinued, if and as permitted under the plan, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly roll over such amounts to another eligible retirement plan (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder's original withdrawal charge schedule.

An EQUI-VEST(R) Vantage/SM/ contract may be terminated only after all participation under the contract is terminated.

13.THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN
   NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE
   PROSPECTUS:


CHARGES UNDER EQUI-VEST(R) VANTAGE/SM/ CONTRACTS


For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us. Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. For more information, please see "Variations in charges" in "Charges and expenses" in the prospectus.


CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all certificates under the group contract. Differences in this charge are due to variations in group characteristics which may include:

..   the factors on which the mortality and expense risks charge and administration charges are based,

..   the extent to which certain administrative functions in connection with the
    TSA contracts are to be performed by us or by the contract holder,

..   the total amount of Plan assets

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage/SM/ contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER


We may deduct a charge for making a direct transfer or rollover of amounts from your certificate to a third party. A third party transfer is where you ask us to directly transfer or directly roll over funds from your certificate to an employer designated funding vehicle or any other permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval. We will deduct this charge and any withdrawal charge that applies from your account value.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If you elect the optional enhanced death benefit, we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value on the participation date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

WITHDRAWAL CHARGE FOR EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage/SM/ contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if:
(i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1)You withdraw no more than 10% of the vested account value each participation year under the contract.

(2)You have reached age 55 and retired or have severed from employment with the employer.

(3)The withdrawal is made to satisfy minimum distribution requirements.

(4)You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(5)You die and a death benefit is payable to the beneficiary.

(6)The withdrawal is made to provide an annuity from AXA Equitable requested by the employer.

(7)You qualify to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

   Written notice of claim must be given to us during the your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from your account value during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from your account value during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made under your certificate during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ACCOUNT VALUE. If a portion of your account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.

14.THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF
   DEATH BENEFIT" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ DEATH BENEFIT

The Equi-Vest(R) Vantage/SM/ contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances (including any accrued, but unpaid, interest).

EQUI-VEST(R) VANTAGE/SM/ ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the standard death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Vantage/SM/ contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).


15.THE FIRST BULLET UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) --
   CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:


  . Annual contributions made through the employer's payroll, which may include your salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer's plan.


16.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER
   "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- ROLLOVER CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:


We separately account for rollover contributions to EQUI-VEST(R) Vantage/SM/ contracts.


17.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER
   "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:


The plan may also impose withdrawal restrictions on employer contributions and related earnings.


18.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER
   "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:


We separately account for rollover contributions to EQUI-VEST(R) Vantage/SM/ contracts.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under the contract at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, 0.70% and 0.50%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) VANTAGE/SM/ CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.60 $119.19 $113.99
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       1       2       4
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       5       9      19      70     120     155
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       1       2       3      12      24      31
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       4       7      10      28      50      65
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $99.02 $116.91 $125.97 $130.82 $143.03 $150.62 $112.73 $130.72 $142.39 $137.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       3       6       9      13      15      19      33      41
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       6      16      35      59     160     246     297
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.10 $ 93.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.26 $ 96.65
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.35 $ 98.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.38 $ 86.84
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------




I-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.89 $103.19 $116.56 $128.81 $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       4       4       4       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.24 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.89 $141.57 $155.12 $158.27 $189.64 $190.15 $119.54 $154.34 $171.74 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       4       4       4       4       4       4       6
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       3       8      13      15
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.89 $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       3       3       4       4       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.38 $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      --      14      14      25      22      24      23      16
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.63 $ 95.79 $108.33 $111.98 $122.83 $125.96 $ 70.15 $ 89.22 $102.45 $102.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       6       7       8       8      13      13
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.54 $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       3       4       6       7      13      16      17
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       7       7
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.18 $ 95.23 $104.03 $107.63 $122.77 $127.68 $ 79.31 $ 98.92 $112.13 $112.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8       2      11      12      11      11      12      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.92 $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1      11      16      21      29      41      49      48
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       7       6       8      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       8       9
------------------------------------------------------------------------------------------------------------------------




                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-2

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       5       8      18      37      54
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5       7      12      19
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.54 $160.00 $196.10 $258.05 $350.50 $493.27 $208.48 $310.04 $342.45 $297.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       1       2       2       3       4       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.05 $128.60 $129.91 $130.34 $133.20 $141.06 $144.81 $140.25 $144.85 $151.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.67 $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       4       5       5       6      10      23      28
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.72 $ 90.72 $106.24 $121.39 $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       9      --      13      12      11      10      10      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.66 $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      --      10      14      20      21      36      49      44
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.17 $ 96.98 $106.52 $109.75 $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       1       1      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.12 $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQLARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.46 $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       4       6       9       9      11      14      18
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.92 $ 72.94 $ 81.41 $ 87.96 $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4      --       5       5       3       3       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1      10       6      19
------------------------------------------------------------------------------------------------------------------------




I-3 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.63 $104.15 $117.09 $122.34 $147.18 $139.21 $ 78.18 $ 93.31 $104.20 $ 98.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       1      13      18      16      15      14      17      16
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       4      10
------------------------------------------------------------------------------------------------------------------------
 EQ/MFSINTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       5      16      25
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.42 $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       1      15      19      24      25      43      54      55
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.35 $124.60 $145.52 $160.54 $178.95 $174.50  104.51 $140.70 $170.75 $153.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       5       4       4       4       6       8       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.42 $114.04 $113.89 $115.83 $119.94 $124.45 $125.93 $124.79 $123.68 $122.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       5       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4      11      27      45
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       6       8
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4       7      15      20      28      27
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.38 $129.67 $133.32 $134.77 $138.66 $143.64 $133.03 $139.83 $147.22 $147.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1       4       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.92 $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       5       6       7       8      19      26      25
------------------------------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-4

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $111.33 $114.73 $109.14 $115.97 $66.42 $ 93.88 $108.29 $105.23
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --       4      4      10      27      45
---------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      -- $107.73 $108.98 $63.91 $ 82.36 $ 88.15 $ 80.10
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --       1      1       3       7       8
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $109.34 $118.12 $133.62 $133.96 $79.61 $104.49 $117.08 $112.75
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --      1       1       2       2
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $104.60 $120.15 $116.08 $72.53 $ 92.30 $105.39 $102.37
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --       1       1      1       2       4       4
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $57.84 $79.22 $ 84.03 $ 86.57 $ 90.83 $100.21 $71.89 $ 99.96 $116.19 $108.38
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      --       2       3       2      2       3      11      17
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $106.10 $102.22
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       4
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $107.80 $ 99.78
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $110.84 $102.45
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 95.26
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $109.72 $101.13
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --               1
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $104.48 $ 96.81
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $108.80 $106.77
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $113.76 $102.50
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------





I-5 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.38 $110.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 89.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $112.82 $ 99.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.56 $ 92.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      12
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.19 $103.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.07 $118.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.09 $ 98.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.21 $119.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.95 $117.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.80 $ 65.15 $ 72.37 $ 77.61 $ 80.84 $ 89.23 $ 47.15 $ 64.14 $ 74.76 $ 69.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       2       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.20 $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       3       3       6      10      13
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.42 $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       4       5       7       8      12      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.77 $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1      --       1       2       2
------------------------------------------------------------------------------------------------------------------------





                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-6

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.44 $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       3       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.27 $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       3       3       4       4       4       6       6
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.03 $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       2       3       3       5       7       8
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.22 $ 90.15 $ 97.08 $ 99.16 $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       3       2       3       4       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.07 $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       9      10      13      12      12      13      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.89 $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       6       6       6       5       7      10      10
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6      14      14
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5      15      19
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       4      11      13
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $118.69 $ 69.01 $ 87.37 $ 98.09 $ 91.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       4       7       9
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 83.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------





I-7 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $104.67 $119.50 $114.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.32 $121.36 $130.23 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       3       5       6
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.32 $107.72 $109.58 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.31 $111.61 $114.43 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.58 $105.98 $114.42 $119.07 $130.44 $137.65 $103.23 $119.94 $130.91 $126.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       9      12      15      18      19
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $108.13 $119.93 $127.03 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       6       8      11
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.25 $ 93.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.41 $ 96.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $103.49 $ 98.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $104.53 $ 87.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.17 $123.38 $139.65 $154.63 $167.38 $193.94 $106.58 $143.59 $190.00 $187.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.46 $145.51 $160.86 $164.45 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       4       6       7
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.13 $112.92 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.32 $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------





                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-8

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.93 $106.98 $117.81 $124.08 $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       1       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 55.52 $ 82.44 $ 93.43 $ 96.76 $106.36 $109.29 $ 60.99 $ 77.72 $ 89.43 $ 89.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       5       8       9
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.78 $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       4       6       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.33 $ 58.75 $ 77.40 $ 85.90 $ 81.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.97 $ 81.20 $ 88.88 $ 92.14 $105.31 $109.75 $ 68.30 $ 85.37 $ 96.96 $ 97.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       7      12      14      19      24      30
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.15 $121.29 $133.10 $146.32 $158.85 $179.88 $106.65 $135.36 $154.92 $144.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3       5       6       7       6
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       4       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.50 $117.55 $120.71 $103.30 $119.63 $130.22 $131.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.39 $117.46 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       2       4       5       6
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.65 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       2       3
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.09 $136.39 $167.50 $220.86 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3      --      --      --       6       7       6       7       6
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.51 $127.30 $128.86 $129.55 $132.66 $140.76 $144.80 $140.52 $145.42 $152.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.13 $ 91.05 $102.71 $119.46 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.79 $ 88.31 $103.63 $118.64 $145.53 $161.45 $ 79.00 $ 99.70 $104.17 $ 90.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





I-9 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       6      10      15      22      28      31
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.73 $ 99.14 $109.16 $112.65 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.58 $ 81.90 $ 90.60 $ 96.43 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.79 $ 59.68 $ 64.24 $ 73.31 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.15 $ 82.37 $ 92.12 $ 99.73 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      --       4       4       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.57 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.19 $105.07 $118.36 $123.92 $149.38 $141.58 $ 79.67 $ 95.28 $106.61 $100.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       9      13      14      18      21      22
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.07 $118.70 $130.45 $ 89.41 $111.44 $126.12 $114.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.49 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       3
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.75 $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       8      12      22      30      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.93 $101.80 $119.13 $131.69 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       5       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.53 $110.38 $110.46 $112.56 $116.79 $121.44 $123.13 $122.26 $121.41 $120.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.81 $109.70 $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.27 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       2       4
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       1       1      --
------------------------------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-10

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.78 $105.91 $110.10 $104.91 $112.51 $112.66 $111.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.91 $129.46 $133.37 $147.47 $152.43 $144.56 $134.15 $141.29 $149.06 $149.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.10 $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       7      10      16      23      24
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.38 $115.01 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5       7      11      16      18
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.39 $118.41 $134.22 $134.84 $ 80.29 $105.59 $118.55 $114.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.74 $120.55 $116.70 $ 73.07 $ 93.17 $106.60 $103.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 58.23 $ 79.92 $ 84.94 $ 87.69 $ 92.19 $101.91 $ 73.26 $102.07 $118.88 $111.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4       5
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.24 $102.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $107.95 $100.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.99 $102.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 95.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $109.87 $101.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $104.63 $ 97.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





I-11 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $108.96 $107.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.92 $102.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.45 $111.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 90.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $112.98 $100.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.64 $ 92.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.34 $103.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.15 $118.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.23 $ 99.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.29 $119.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.03 $117.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.77 $ 69.33 $ 77.17 $ 83.12 $ 86.97 $ 95.72 $ 50.69 $ 69.09 $ 80.69 $ 75.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      13      15      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.42 $110.66 $114.16 $115.34 $118.85 $125.41 $127.60 $137.24 $144.74 $152.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.58 $104.82 $122.72 $140.68 $175.06 $195.44 $102.41 $132.11 $140.31 $114.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1      --       1       1       1
------------------------------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-12

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.92 $ 97.88 $106.59 $112.97 $127.42 $132.85 $ 79.76 $104.95 $116.24 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.60 $103.61 $117.73 $125.20 $148.35 $152.67 $ 94.83 $115.69 $129.99 $121.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.40 $ 86.89 $ 96.41 $103.76 $112.94 $125.50 $ 70.31 $ 98.99 $124.72 $114.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.18 $103.57 $118.46 $126.28 $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.67 $105.47 $113.82 $116.48 $127.15 $130.22 $ 98.92 $107.70 $114.04 $118.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.75 $122.48 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.85 $156.67 $182.19 $189.39 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.00 $ 89.23 $ 93.02 $102.78 $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       8      10       8       5       2       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       3       3
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.17 $119.00 $ 69.33 $ 87.96 $ 98.94 $ 92.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 83.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





I-13 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.73 $119.82 $115.06
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.38 $121.67 $130.82 $153.46 $162.11 $ 98.08 $124.22 $139.76 $128.63
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1       2       2       2
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.37 $108.00 $110.08 $116.51 $122.65 $108.60 $118.67 $126.66 $128.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.36 $111.89 $114.94 $124.39 $130.56 $104.67 $119.17 $129.33 $127.77
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $82.10 $ 97.33 $105.29 $109.79 $120.52 $127.43 $ 95.76 $111.49 $121.93 $118.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       2       3       5       7
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.19 $120.23 $127.61 $145.39 $153.90 $104.47 $126.77 $140.71 $133.07
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       3       5       5       6
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.39 $ 93.80
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.56 $ 97.31
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.64 $ 99.26
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.68 $ 87.43
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $52.55 $ 73.69 $ 83.58 $ 92.73 $100.58 $116.77 $ 64.30 $ 86.81 $115.09 $113.78
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $108.50 $ 98.64 $ 65.36 $ 83.39 $103.11 $ 92.77
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-14

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.81 $115.93 $127.54 $130.65 $157.18 $158.23 $ 99.88 $129.48 $144.66 $139.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.17 $113.20 $130.62 $134.77 $ 90.78 $100.76 $116.00 $114.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.22 $ 72.85 $ 75.08 $ 81.24 $ 85.06 $ 94.90 $ 51.72 $ 67.36 $ 75.42 $ 75.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.83 $ 96.60 $106.60 $112.49 $125.42 $126.86 $ 76.16 $ 99.62 $114.78 $118.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 52.86 $ 78.66 $ 89.31 $ 92.69 $102.09 $105.11 $ 58.78 $ 75.05 $ 86.63 $ 86.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.01 $111.09 $115.07 $117.03 $121.18 $124.31 $112.63 $115.08 $121.12 $126.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.46 $ 58.95 $ 77.82 $ 86.53 $ 82.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.27 $ 79.19 $ 86.86 $ 90.23 $103.33 $107.91 $ 67.29 $ 84.28 $ 95.91 $ 96.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.38 $121.84 $133.98 $147.58 $160.53 $182.16 $108.22 $137.63 $157.83 $147.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.56 $106.18 $ 72.05 $ 93.57 $103.63 $103.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.67 $ 60.08 $ 76.79 $ 84.35 $ 80.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.64 $117.94 $121.36 $104.07 $120.76 $131.72 $132.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





I-15 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.44 $117.75 $139.30 $151.41 $104.46 $147.03 $194.05 $186.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.69 $100.53 $109.34 $115.84 $117.53 $124.32 $129.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.62 $109.56 $134.82 $178.13 $242.92 $343.25 $145.67 $217.50 $241.20 $210.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.24 $122.19 $123.94 $124.85 $128.11 $136.21 $140.40 $136.52 $141.57 $148.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 61.65 $ 81.36 $ 91.97 $107.18 $127.17 $145.80 $ 80.00 $107.72 $117.07 $ 96.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.95 $ 84.67 $ 99.56 $114.22 $140.38 $156.05 $ 76.51 $ 96.76 $101.30 $ 88.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.51 $ 79.64 $ 96.39 $106.30 $132.94 $145.75 $ 82.67 $107.14 $113.07 $ 94.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.07 $ 98.51 $108.69 $112.39 $134.61 $132.31 $ 79.29 $104.38 $116.66 $110.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.03 $ 77.76 $ 86.19 $ 91.93 $103.30 $106.78 $ 66.51 $ 83.72 $ 95.11 $ 90.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQLARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.22 $ 54.21 $ 58.46 $ 66.85 $ 66.16 $ 75.03 $ 47.58 $ 64.48 $ 74.39 $ 75.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 35.99 $ 46.31 $ 51.89 $ 56.29 $ 60.37 $ 69.45 $ 42.68 $ 57.27 $ 65.22 $ 62.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.62 $113.34 $106.08 $ 45.70 $ 54.18 $ 61.79 $ 61.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.18 $114.24 $128.95 $135.28 $163.40 $155.18 $ 87.50 $104.86 $117.56 $111.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.21 $119.10 $131.15 $ 90.08 $112.50 $127.57 $116.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-16

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.64 $144.57 $167.16 $ 99.33 $135.64 $155.13 $137.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.73 $102.49 $118.33 $125.23 $138.97 $149.37 $ 75.38 $102.20 $127.87 $124.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.25 $126.30 $148.09 $164.04 $183.59 $179.75 $108.09 $146.11 $178.03 $160.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.22 $105.29 $105.58 $107.81 $112.08 $116.77 $118.64 $118.04 $117.46 $116.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.85 $109.97 $118.12 $141.99 $ 94.81 $122.39 $131.79 $134.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.44 $135.28 $164.77 $ 86.36 $134.96 $177.66 $163.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.38 $108.61 $ 66.89 $ 83.28 $ 92.75 $ 88.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.23 $116.99 $ 68.98 $ 95.14 $109.04 $ 99.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.91 $ 99.80 $110.69 $105.68 $113.57 $113.96 $113.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.40 $124.04 $128.05 $129.96 $134.25 $139.64 $129.84 $137.03 $144.85 $145.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.28 $119.41 $139.82 $145.04 $169.88 $165.93 $108.75 $136.48 $170.86 $163.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.43 $115.29 $110.11 $117.48 $ 67.56 $ 95.88 $111.04 $108.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





I-17 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      -- $107.86 $109.56 $64.51 $ 83.47 $ 89.69 $ 81.83
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $109.44 $118.70 $134.82 $135.71 $80.98 $106.71 $120.05 $116.08
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $104.88 $120.95 $117.33 $73.61 $ 94.05 $107.82 $105.15
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $56.66 $77.91 $ 82.98 $ 85.83 $ 90.42 $100.16 $72.15 $100.72 $117.54 $110.09
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $106.39 $102.91
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $108.10 $100.47
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $111.15 $103.15
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 95.50
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $110.03 $101.82
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $104.77 $ 97.47
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $109.11 $107.50
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $114.08 $103.21
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-18

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.52 $111.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 90.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.13 $100.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.71 $ 92.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.49 $104.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.23 $119.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $102.37 $ 99.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.37 $120.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.10 $117.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 46.48 $ 63.60 $ 70.93 $ 76.37 $ 79.87 $ 88.52 $ 46.97 $ 64.15 $ 75.07 $ 70.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.64 $111.11 $114.85 $116.28 $120.06 $126.94 $129.41 $139.47 $147.39 $155.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.74 $105.24 $123.46 $141.82 $176.83 $197.82 $103.86 $134.26 $142.88 $116.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





I-19 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.08 $ 98.27 $107.24 $113.89 $128.70 $134.47 $ 80.89 $106.66 $118.37 $109.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.76 $104.03 $118.45 $126.22 $149.85 $154.53 $ 96.17 $117.57 $132.37 $124.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.53 $ 87.24 $ 96.99 $104.60 $114.09 $127.03 $ 71.31 $100.60 $127.00 $116.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.33 $103.99 $119.18 $127.30 $145.32 $144.72 $ 92.21 $132.45 $164.62 $141.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.03 $111.01 $120.03 $123.08 $134.63 $138.16 $105.16 $114.73 $121.72 $127.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.80 $122.78 $134.64 $138.89 $ 80.00 $107.09 $136.02 $114.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.77 $148.68 $173.24 $180.45 $208.48 $187.01 $115.62 $145.43 $180.17 $163.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.12 $ 89.59 $ 93.59 $103.61 $110.62 $130.12 $ 68.52 $108.02 $126.51 $119.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.60 $115.88 $ 80.16 $ 95.96 $105.72 $102.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.56 $117.04 $ 75.68 $ 92.77 $103.33 $ 98.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.45 $118.01 $ 72.76 $ 90.90 $101.96 $ 96.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.24 $119.32 $ 69.65 $ 88.55 $ 99.81 $ 93.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-20

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



--------------------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------
                                         2002 2003 2004 2005 2006 2007 2008 2009 2010  2011
--------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --   --   --  $83.39
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --   --   --      --
--------------------------------------------------------------------------------------------



I-21 APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) VANTAGE/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


----------------------------------------------------------------------------------------------------------------------------
                                   CONTRACT TYPE/SERIES/
 STATE   FEATURES AND BENEFITS     EFFECTIVE DATE            AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------
FLORIDA  See "Your right to        All contract types        If you reside in the state of Florida and you are age 65 or
         cancel within a certain                             older at the time the contract is issued, you may cancel
         number of days" in                                  your variable annuity contract and return it to us within 21
         "Contract features and                              days from the date that you receive it. You will receive an
         benefits"                                           unconditional refund equal to the cash surrender value
                                                             provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the
                                                             contract.
                                                             If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.
         See "Withdrawal charge"                             If you are age 65 or older at the time your contract is
         in "Charges and expenses"                           issued, the applicable withdrawal charge will not exceed 10%
                                                             of the amount withdrawn. In addition, no charge will apply after the end of the 10th contract year or 10 years after a contribution is made, whichever is later.
----------------------------------------------------------------------------------------------------------------------------
TEXAS    See "Separate Account     EQUI-VEST(R) TSA          Total Separate Account A annual expenses and the annual
         charge" for EQUI-VEST(R)  Vantage/SM/ certificates  expenses of the Trusts when added together are not permitted
         Vantage/SM/ in this       issued on or after        to exceed 2.75% (except for the Multimanager Aggressive
         EQUI-VEST(R) Vantage/SM/  August 1, 2002            Equity, AXA Moderate Allocation, EQ/Common Stock Index and
         Supplement.                                         EQ/Money Market options which are not permitted to exceed
                                   For TSA Vantage           1.75%) unless the Teacher Retirement System of Texas permits
                                   certificates issued to    a higher rate.
                                   employees of public
                                   school districts and
                                   open enrollment charter
                                   schools (grades K-12)
                                   who are participants in
                                   the TSA plan, the
                                   providers of which are
                                   subject to the 403(b)
                                   Certification Rules of
                                   the Teacher Retirement
                                   System of the State of
                                   Texas, and who enroll
                                   and contribute to the
                                   TSA contracts through a
                                   salary reduction
                                   agreement
         See "Withdrawal Charge                              The withdrawal charge equals up to 6.00% of the amount
         for EQUI-VEST(R)                                    withdrawn from your account value (or of the defaulted loan
         Vantage/SM/" contracts                              amount, if applicable) in the first five contract or
         in section 14 of this                               participation years, as applicable.
         Supplement.
                                                                   Participant/
                                                                  contract year                       Charge
                                                                  -------------                       ------
                                                                        1                             6.00%
                                                                        2                             5.75%
                                                                        3                             5.50%
                                                                        4                             5.25%
                                                                        5                             5.00%
                                                                   6 and later                        0.00%
----------------------------------------------------------------------------------------------------------------------------



     APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR
II-1 VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
                                       CONTRACT TYPE/SERIES/
 STATE       FEATURES AND BENEFITS     EFFECTIVE DATE            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------------------
TEXAS        EQUI-VEST(R) Vantage/SM/                            Not available.
(CONTINUED)  enhanced death benefit

             See the SAI for
             condensed financial
             Information.
--------------------------------------------------------------------------------------------------------------------------------

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                            APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR
                                VARIATIONS OF CERTAIN FEATURES AND BENEFITS II-2

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


TSA ADVANTAGE/SM/
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.


We offer the series 600 TSA Advantage/SM/ contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in
Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under
Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage/SM/ contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage/SM/ contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage/SM/ contract may not currently be available in your state. Your financial professional can provide information about state availability.


Currently, no new units will be permitted to enroll in the series 600 TSA Advantage/SM/ product. New participants, however, can be enrolled into existing TSA Advantage/SM/ units.


For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage/SM/ is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between AXA Equitable and an employer sponsoring a 403(b) plan that uses an EQUI-VEST(R) TSA Advantage/SM/ contract as a funding vehicle for plan assets, AXA Equitable may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST(R) TSA Advantage/SM/ contract issued to a participant of that employer's 403(b) plan.


See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST(R) TSA Advantage/SM/ contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to the EQUI-VEST(R) series 100 and 200 TSA contracts, except for certain material differences. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under TSA Advantage/SM/ contracts. The contracts described in the EQUI-VEST(R) Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under TSA Advantage/SM/ contracts.

Material differences between TSA Advantage/SM/ and the provisions of the EQUI-VEST(R) TSA series 100 and 200 contracts described in the prospectus include the information above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)


                                                                        #235360
                                                                     Series 600

THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" IN "FEES AND CHARGES" IN THE PROSPECTUS:



-----------------------------------------------------------------------------------------------
FEES AND CHARGES UNDER SERIES 600  .   Daily charge on amounts invested in variable investment
                                       options for mortality and expense risks and other
                                       expenses at a current annual rate of 1.20% (2% maximum).

                                   .   Annual administrative charge: $30 ($65 maximum)
                                       currently or, if less, 2% of the account value, less
                                       any amount withdrawn during the contract year.

                                   .   Charge for third-party transfer (such as in the case of
                                       a direct rollover to a traditional IRA contract) or
                                       exchange (if your contract is exchanged for a 403(b)(1)
                                       contract issued by another insurance company): none
                                       currently ($65 maximum).

                                   .   Charges for certain optional special services.

                                   .   No sales charge deducted at the time you make
                                       contributions.

                                   .   Withdrawal charge: We deduct a charge equal to 6% of
                                       the amount withdrawn or the defaulted loan amount in
                                       the first six contract years. The total of all
                                       withdrawal charges assessed may not exceed 8% of all
                                       contributions made in the first six contract years.
                                       Under certain circumstances, the withdrawal charge will
                                       not apply. They are discussed in "Charges and expenses"
                                       later in this Supplement.

                                   .   We deduct a charge designed to approximate certain
                                       taxes that may be imposed on us, such as premium taxes
                                       in your state. The charge is generally deducted from
                                       the amount applied to an annuity payout option.

                                   .   We deduct an annuity administrative fee of $350 from
                                       amounts applied to a Variable Immediate Annuity payout
                                       option. This option is described in a separate
                                       prospectus that is available from your financial
                                       professional.

                                   .   Annual expenses of the Trusts' portfolios are
                                       calculated as a percentage of the average daily net
                                       assets invested in each portfolio. Please see "Fee
                                       table" later in this Supplement for details.

Fee table

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the series 600 TSA Advantage/SM/ contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.


The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

EQUI-VEST(R) SERIES 600 CONTRACTS


-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-------------------------------------------------------------------------------
Maximum withdrawal charge as a          6.00%
percentage of the amount withdrawn
(deducted if you surrender your
contract or make certain
withdrawals)/(1)/
-------------------------------------------------------------------------------
Charge if you elect a Variable          $350
Immediate Annuity payout option
(which is described in a separate
prospectus for that option)
-------------------------------------------------------------------------------
Charge for third-party transfer or      $65 maximum per occurrence;
exchange/(2)/                           currently, none
-------------------------------------------------------------------------------
Special services charges

 .   Wire transfer charge/(3)/          $90 (current and maximum)

 .   Express mail charge/(3)/           $35 (current and maximum)
-------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Annual administrative charge            $65 maximum (currently $30) or, if
                                        less, 2% of your account value, less
                                        any amount previously withdrawn
                                        during the contract year
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------


Separate account annual expenses:                            Maximum  Current

Mortality and expense risk/(4)/                              1.75%    0.95%

Other expenses                                               0.25%    0.25%
                                                             -----    -----
Total Separate Account A annual expenses                     2.00%    1.20%
------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
----------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS
----------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2011           Lowest Highest
(expenses that are deducted from portfolio assets including  0.62%  1.91%
management fees, 12b-1 fees, service fees, and/or other
expenses)/(5)/
---------------------------------------------------------------------------
Notes:


(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charge for series 600 contracts" in "Charges and expenses" later in this Supplement.
(2)This charge will never exceed 2% of the amount disbursed or transferred.
(3)Unless you specify otherwise, this charge will be deducted from the amount you request.
(4)A portion of this charge is for providing the death benefit.
(5)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio.

EXAMPLES: EQUI-VEST(R) SERIES 600 CONTRACTS


These examples are intended to help you compare the cost of investing in the series 600 TSA Advantage/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2011, which results in an estimated annual charge of 0.0811% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Supplement (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



--------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU ANNUITIZE AT THE END OF THE
                                                                               APPLICABLE TIME PERIOD, AND SELECT A
                                                                               NON-LIFE CONTINGENT PERIOD CERTAIN
                                         IF YOU SURRENDER YOUR CONTRACT AT      ANNUITY OPTION WITH LESS THAN
                                         THE END OF THE APPLICABLE TIME PERIOD           FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                           1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios      $963    $1,820    $2,690    $4,344    N/A     $1,820   $2,690    $4,344
--------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the portfolios      $835    $1,445    $2,081    $3,127    N/A     $1,445   $2,081    $3,127
--------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------


                                          IF YOU DO NOT SURRENDER YOUR
                                           CONTRACT AT THE END OF THE
                                             APPLICABLE TIME PERIOD
------------------------------------------------------------------------
PORTFOLIO NAME                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios      $419  $1,266  $2,128   $4,344
------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the portfolios      $283  $  869  $1,480   $3,127
------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2011.

Charges and expenses


THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS:


--------------------------------------------------------------------------------


CHARGES UNDER SERIES 600 CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00% . We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage/SM/ contracts. If your account value on such date is $25,000 or more for TSA Advantage/SM/ contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.


We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage/SM/ contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST/SM/ contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

There currently is no third-party transfer charge for series 600 contracts (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company). We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.


                                                       CHARGES AND EXPENSES  5

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:

..   The annuitant retires under the terms of the 403(b) plan, or separates from service;

..   The annuitant reaches age 59 1/2 and completes at least five contract years;

..   The annuitant dies and a death benefit is payable to the beneficiary;

..   We receive a properly completed election form providing for the account value to be used to buy a life annuity;

..   The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59 1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age
    59 1/2;

..   The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

..   A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

..   The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

..   We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

..   The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

..   The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.

6   CHARGES AND EXPENSES

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31.
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.51 $118.72 $113.20
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       3      18      52
-----------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $105.83 $103.68
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       4      15
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.19 $120.60 $128.76 $149.99 $157.32 $ 94.51 $118.85 $132.78 $121.35
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       1      12      32      83     150     183     240     367     480
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.19 $107.05 $108.35 $113.87 $119.03 $104.64 $113.55 $120.34 $121.15
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       2      31      42      55     100     129     137     165     181
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.18 $110.91 $113.14 $121.57 $126.70 $100.86 $114.02 $122.87 $120.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       3      21      44      80     145     141     173     238     290
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $96.39 $113.46 $121.88 $126.19 $137.55 $144.41 $107.76 $124.58 $135.28 $130.46
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      488     503     565     647     699     821     794     826     994   1,170
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.00 $119.18 $125.60 $142.10 $149.35 $100.67 $121.30 $133.69 $125.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       2      50     122     290     487     554     652     867   1,047
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $106.03 $ 96.15
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       5      11
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $103.13 $ 98.08
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       7      16
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.88 $ 92.69
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       2       5
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $104.17 $ 86.39
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       3      12
-----------------------------------------------------------------------------------------------------------------------




                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31.
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.72 $101.26 $114.03 $125.63 $135.30 $155.98 $ 85.28 $114.32 $150.51 $147.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       206     238     247     253     245     215     191     181     168     149
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.27 $ 97.73 $ 64.30 $ 81.46 $100.02 $ 89.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      10      15      15      17      15
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.12 $141.44 $154.51 $158.36 $187.75 $187.68 $117.63 $151.42 $169.26 $162.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       183     219     284     294     276     266     237     251      30      44
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.01 $112.23 $128.59 $131.73 $ 88.11 $ 97.11 $111.01 $109.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      50      67      72      68      68      74      80
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.23 $ 79.94 $ 81.81 $ 87.90 $ 91.38 $101.24 $ 54.79 $ 70.85 $ 78.76 $ 78.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       6       8       9      12      12      15      21      39
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.55 $104.65 $114.66 $120.15 $133.03 $133.60 $ 79.64 $103.44 $118.34 $121.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       130     142     147     147     143     370     316     277     243     210
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.46 $ 92.29 $104.06 $107.24 $117.28 $119.90 $ 66.57 $ 84.41 $ 96.63 $ 95.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       905   1,026   1,206   1,254   1,179   1,018     858     780     690     612
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.19 $109.48 $112.60 $113.71 $116.91 $119.09 $107.14 $108.70 $113.61 $117.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        45      72      95     130     144     159     122     139     130     120
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.03 $ 58.27 $ 76.38 $ 84.34 $ 79.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      19      36      56      67
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.94 $ 91.12 $100.33 $103.49 $117.68 $122.02 $ 75.56 $ 93.97 $106.19 $106.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       451     536     628     666     652     649     588     572     574     578
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.57 $119.93 $130.94 $143.22 $154.70 $174.30 $102.82 $129.84 $147.86 $137.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47     133     180     241     295     326     334     315     275     221
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.34 $105.20 $ 70.88 $ 91.41 $100.52 $ 99.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      22     149     134     120     113      87
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.25 $ 59.39 $ 75.38 $ 82.21 $ 77.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      69      87      86      85      91
------------------------------------------------------------------------------------------------------------------------




I-2 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31.
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.14 $116.57 $119.10 $101.40 $116.85 $126.55 $126.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       5      12      21      18      17      19      17
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.27 $116.74 $137.07 $148.00 $101.39 $141.70 $185.71 $177.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       7      62      80     128     143     181     264     338
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.53 $ 99.66 $107.62 $113.22 $114.06 $119.80 $123.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      14      37      73      76     101     105
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.32 $125.29 $153.09 $200.85 $271.98 $381.60 $160.80 $238.40 $262.52 $227.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        54      69      95     144     180     196     162     167     176     165
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.45 $126.60 $127.50 $127.54 $129.94 $137.19 $140.41 $135.57 $139.60 $145.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       193     185     163     153     138     124     110      90      76      66
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.97 $ 89.06 $ 99.97 $115.69 $136.30 $155.16 $ 84.53 $113.03 $121.97 $100.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      31      75      97     121     116     128     167     224     233
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.53 $ 86.19 $100.63 $114.63 $139.89 $154.42 $ 75.18 $ 94.40 $ 98.13 $ 85.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       272     302     335     398     454     488     436     384     331     273
------------------------------------------------------------------------------------------------------------------------
 EQ/ INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.88 $ 96.00 $115.37 $126.34 $156.89 $170.79 $ 96.19 $123.78 $129.72 $107.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        74      85     120     197     231     237     198     175     164     143
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.16 $ 95.42 $104.53 $107.33 $127.65 $124.59 $ 74.13 $ 96.91 $107.54 $100.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      35      38      39      39      38      31      26      29      29
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.44 $ 80.11 $ 88.18 $ 93.39 $104.21 $106.95 $ 66.14 $ 82.67 $ 93.27 $ 88.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      31      32      31      28      26      26      22      25      23
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.97 $ 58.38 $ 62.52 $ 70.99 $ 69.76 $ 78.56 $ 49.46 $ 66.57 $ 76.26 $ 77.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       383     362     311     281     249     223     194     188     179     176
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.23 $ 76.94 $ 85.62 $ 92.23 $ 98.21 $112.19 $ 68.46 $ 91.21 $103.14 $ 98.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       265     250     232     215     178     167     153     147     145     156
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.44 $112.35 $104.42 $ 44.66 $ 52.58 $ 59.54 $ 58.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       6      41      49      27      28      30      69
------------------------------------------------------------------------------------------------------------------------




                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31.
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.81 $102.78 $115.20 $120.01 $143.93 $135.72 $ 75.99 $ 90.43 $100.67 $ 94.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       173     235     340     396     471   1,183     917     756     639     532
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.72 $117.71 $128.70 $ 87.77 $108.85 $122.57 $110.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       5      10      13      40      65      67
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.10 $142.89 $164.04 $ 96.79 $131.24 $149.04 $131.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      14      40      40      42      49      57
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.93 $ 97.80 $112.12 $117.83 $129.84 $138.57 $ 69.43 $ 93.48 $116.13 $111.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       195     301     399      --     494     531     504     465     434     389
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.98 $ 98.72 $114.94 $126.42 $140.50 $136.59 $ 81.55 $109.46 $132.44 $118.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       261     291     333     377     382     349     268     368     333     282
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.77 $112.05 $111.56 $113.12 $116.78 $120.81 $121.87 $120.40 $118.97 $117.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       107      83      75      68     103     133     101      61      49      51
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.69 $109.03 $116.29 $138.79 $ 92.02 $117.96 $126.12 $128.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       6       5      11      33      40      47      37
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.86 $133.70 $161.70 $ 84.15 $130.59 $170.69 $155.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      12      34      47      85     149     218
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.15 $107.60 $ 65.81 $ 81.35 $ 89.97 $ 84.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      73      71      61      51      41
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.99 $115.91 $ 67.86 $ 92.93 $105.76 $ 95.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      17      29      36      52      94
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.44 $ 98.64 $108.63 $102.98 $109.89 $109.49 $107.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      35      56      73     145     198     180     156
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.90 $127.77 $130.97 $131.99 $135.39 $139.83 $129.11 $135.29 $142.01 $142.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       158     142     135     136     130     124      94     123     108      95
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.65 $117.68 $136.81 $140.93 $163.91 $158.96 $103.45 $128.91 $160.25 $152.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      59     104     133     167     193     185     195     188     176
------------------------------------------------------------------------------------------------------------------------




I-4 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31.
                                         ----------------------------------------------------------------------------
                                          2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $111.26 $114.31 $108.40 $114.84 $65.57 $ 92.41 $106.26 $102.95
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --       2      26      30     152    155     200     266     324
---------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      -- $107.63 $108.55 $63.47 $ 81.54 $ 87.00 $ 78.82
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      11      54     43      51      65      75
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $109.27 $117.68 $132.73 $132.66 $78.60 $102.84 $114.89 $110.31
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      21      46      65     64      57      52      40
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $104.39 $119.54 $115.14 $71.73 $ 91.00 $103.59 $100.32
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --       9      23      32     24      24      27      22
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $57.25 $78.17 $ 82.67 $ 84.92 $ 88.82 $ 97.69 $69.88 $ 96.86 $112.25 $104.39
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       16     26      53      44      38      41     47      60      85     117
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $105.87 $101.69
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      46     196
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $102.67 $102.11
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --       2       6
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $112.39 $ 99.00
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      13      38
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $107.57 $ 99.27
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --       3      13
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVIDEND GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 90.43
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $109.26 $100.69
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --       1       2
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $109.49 $100.62
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      11      37
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $104.26 $ 96.31
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --       4      14
---------------------------------------------------------------------------------------------------------------------




                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-5

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31.
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $108.58 $106.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2       7
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.52 $101.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      10      31
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.27 $110.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      10      62
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $112.58 $ 99.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2       9
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.45 $ 91.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      29     123
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.97 $102.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      15      75
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $118.95 $117.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       7
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $101.87 $ 98.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       8      15
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.10 $118.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       4      19
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.84 $116.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       5      41
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.01 $ 63.88 $ 70.75 $ 75.63 $ 78.55 $ 86.44 $ 45.54 $ 61.76 $ 71.76 $ 66.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        95     106     123     122     112      98      84     166     203     170
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.88 $109.55 $112.44 $113.04 $115.90 $121.67 $123.17 $131.81 $138.30 $144.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        83     100     106     121     111     108      95      97     127     110
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.18 $103.76 $120.87 $137.87 $170.70 $189.61 $ 98.85 $126.88 $134.08 $108.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      31      62      71      89      88      80      70      63      51
------------------------------------------------------------------------------------------------------------------------




I-6 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31.
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.54 $ 96.89 $104.99 $110.72 $124.24 $128.89 $ 76.99 $100.80 $111.08 $101.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      31      33      31      29      30      27      23      19      16
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.20 $102.57 $115.96 $122.70 $144.66 $148.12 $ 91.53 $111.11 $124.21 $115.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32      39      51      62      86      93      86      77      69      62
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.08 $ 86.02 $ 94.96 $101.69 $110.13 $121.76 $ 67.87 $ 95.07 $119.18 $108.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      94     125     122     116     107      96      92      79      64
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.80 $102.53 $116.68 $123.75 $140.28 $138.72 $ 87.76 $125.17 $154.48 $132.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      66      91      89      85      82      69      66      62      49
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.96 $ 88.34 $ 94.85 $ 96.58 $104.90 $106.89 $ 80.78 $ 87.51 $ 92.20 $ 95.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        69     130     179     218     218     211     154     139     144     134
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.62 $121.73 $132.55 $135.77 $ 77.65 $103.21 $130.17 $108.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      26      50      72      59      50      42      35
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.91 $153.26 $177.32 $183.41 $210.41 $187.41 $115.05 $143.69 $176.76 $158.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      54     102     120     127     112      94      85      70      57
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.71 $ 88.33 $ 91.63 $100.73 $106.79 $124.72 $ 65.21 $102.08 $118.71 $111.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      31     130     128     124     126     121     131     140     131
------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET(R)/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $106.41 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $123.17 $112.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       4      15
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.37 $114.81 $ 78.86 $ 93.74 $102.55 $ 98.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      11      13      18      22
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.32 $115.96 $ 74.45 $ 90.62 $100.22 $ 95.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      15      24      33      39      50
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.21 $116.92 $ 71.58 $ 88.79 $ 98.89 $ 93.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       7      14      22      32      45
------------------------------------------------------------------------------------------------------------------------




                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-7

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



----------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31.
                                         -----------------------------------------------------------------
                                         2002 2003 2004 2005  2006    2007    2008   2009   2010    2011
----------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --  $110.99 $118.22 $68.52 $86.50 $ 96.81 $ 90.36
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --       5      9     12      19      32
----------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --       --      --     --     -- $104.29 $102.14
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --       --      --     --     --      19      63
----------------------------------------------------------------------------------------------------------





  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                 212-554-1234

I-8 APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


EQUI-VEST(R) VANTAGE/SM/ Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.


We offer the EQUI-VEST(R) Vantage/SM/ contract to fund the ACTS Program ("the plan").


The EQUI-VEST(R) Vantage/SM/ ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST(R) Vantage/SM/ ACTS contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus./(1)/


The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


We offer the EQUI-VEST(R) Vantage/SM/ ACTS contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage/SM/ ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST(R) Vantage/SM/ ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                              -------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST(R) Vantage/SM/ ACTS and the provisions of the EQUI-VEST(R) Series 100 and 200 contracts described in the prospectus include the information above as well as the following:



        FOR USE WITH THE ADDITIONAL CONTRIBUTIONS TAX-SHELTERED PROGRAM


----------

(1)This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage/SM/ ACTS product. The prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed.


                                                                        #235364

1. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" IN THE PROSPECTUS:


-------------------------------------------------------------------------------------------
FEES AND CHARGES FOR           .   Separate account charge deducted daily on amounts
EQUI-VEST(R) VANTAGE/SM/ ACTS      invested in variable investment op- tions: 0.70%.

                               .   Annual administrative charge: There is no annual
                                   administrative charge.

                               .   Charge for third-party transfer (such as in the case of
                                   a direct plan-to-plan transfer of the account value or
                                   a contract exchange under the same 403(b) plan to an
                                   employer- designated funding vehicle or a direct
                                   rollover to another eligible retirement plan: $25
                                   cur- rent ($65 maximum) per occurrence per participant.

                               .   Charges for certain optional special services.

                               .   No sales charge deducted at the time contributions are
                                   made.

                               .   Withdrawal charge: There is no withdrawal charge.

                               .   Annual expenses of EQ Advisors Trust and AXA Premier
                                   VIP Trust (the "Trusts") portfolios are calculated as a
                                   percentage of the average daily net assets invested in
                                   each portfolio. Please see "Fee table" later in this
                                   Supplement.
-------------------------------------------------------------------------------------------


2. PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC indirectly receives 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Allocation portfolios and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.


---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 -- CLASS B SHARES                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                     AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION   Seeks long-term capital appreciation and cur-    AXA Equitable Funds Management
                          rent income.                                        Group, LLC
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                           AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY       Seeks to achieve long-term capital appreciation.    . Bridgeway Capital Management, Inc.
  RESPONSIBLE                                                                 . Calvert Investment Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX     Seeks to achieve a total return before expenses     . AllianceBernstein L.P.
                          that approximates the total return performance
                          of the Russell 3000 Index, including reinvest-
                          ment of dividends, at a risk level consistent
                          with that of the Russell 3000 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX        Seeks to achieve a total return before expenses     AXA Equitable Funds Management
                          that approximates the total return performance         Group, LLC
                          of the Barclays Immediate U.S. Government/          SSgA Funds Management, Inc.
                          Credit Index, including reinvestment of divi-
                          dends, at a risk level consistent with that of the
                          Barclays Immediate U.S. Government/Credit
                          Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX       Seeks to achieve a total return before expenses     AllianceBernstein L.P.
                          that approximates the total return performance
                          of the S&P 500 Index, including reinvestment of
                          dividends, at a risk level consistent with that of
                          the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE    Seeks to provide current income and long-term       AXA Equitable Funds Management
  PLUS                    growth of income, accompanied by growth of             Group, LLC
                          capital with an emphasis on risk-adjusted re-       BlackRock Investment Management,
                          turns and managing volatility in the portfolio.        LLC
                                                                              Northern Cross, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS   Seeks to achieve long term growth of capital        AllianceBernstein L.P.
                          with an emphasis on risk-adjusted returns and       AXA Equitable Funds Management
                          managing volatility in the portfolio.                  Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX          Seeks to achieve a total return before expenses     SSgA Funds Management, Inc.
                          that approximates the total return performance
                          of the S&P Mid Cap 400 Index, including re-
                          investment of dividends, at a risk level con-
                          sistent with that of the S&P Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET           Seeks to obtain a high level of current income,     The Dreyfus Corporation
                          preserve its assets and maintain liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX    Seeks to replicate as closely as possible (before   AllianceBernstein L.P.
                          the deduction of Portfolio expenses) the total
                          return of the Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH   Seeks to achieve long-term capital appreciation     T. Rowe Price Associates, Inc.
  STOCK                   and secondarily, income.
---------------------------------------------------------------------------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

3. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage/SM/ ACTS certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.

-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-------------------------------------------------------------------------------
Withdrawal charge as a percentage of    0%
the amount withdrawn (deducted when
you surrender your certificate or
make certain withdrawals)

Charge if you elect a Variable          $350
Immediate Annuity payout option
(which is described in a separate
prospectus for that option)

Charge for third-party transfer or      $65 maximum per participant for each
direct rollover/(1)/                    occurrence; currently $25 per
                                        participant for each occurrence.
Special services charges

 .   Wire transfer charge/(2)/          $90 (current and maximum)

 .   Express mail charge/(2)/           $35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including underlying trust portfolio fees and expenses.





-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Maximum annual administrative charge    $0
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------
Separate account annual expenses/(3)/   0.70%
-------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011 (expenses that are  Lowest Highest deducted from portfolio assets including management fees, 12b-1 fees,
service fees, and/or other expenses)/(4)/                              0.62%  1.16%
-------------------------------------------------------------------------------------

Notes:

(1)This charge will never exceed 2% of the amount disbursed or transferred.
(2)Unless you specify otherwise, this charge will be deducted from the amount you request.
(3)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(4)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the AXA Moderate Allocation portfolio.


EXAMPLES: EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage/SM/ ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------------------------------
                               IF YOU ANNUITIZE AT THE                    IF YOU SURRENDER OR DO NOT SURRENDER YOUR CONTRACT AT
                               END OF THE APPLICABLE TIME PERIOD          THE END OF THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                 1 YEAR     3 YEARS     5 YEARS    10 YEARS 1 YEAR       3 YEARS       5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   portfolios                   N/A        $954       $1,388      $2,594   $195         $604         $1,038        $2,244
-------------------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   portfolios                   N/A        $781       $1,095      $1,985   $139         $431         $  745        $1,635
-------------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2011.


4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


-----------------------------------------------------------------------------------------
 CONTRACT TYPE    SOURCE OF CONTRIBUTIONS             LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------------------
EQUI-VEST(R)       .   Salary Reduction                .   For 2012, maximum amount of
VANTAGE/SM/ ACTS       Contributions (Elective             employer and employee
                       Deferral Contributions):            contributions is generally
                       Contributions under a salary        the lesser of $50,000 or 100%
                       reduc- tion agreement that an       of compensation with maxi-
                       employee enters into with the       mum salary reduction
                       Employer under the Plan,            contribution of $17,000.
                       including designated Roth
                       contributions under Section     .   If your employer's plan
                       402A of the Code.                   permits and you are at least
                                                           age 50 at any time during
                   .   Additional "catch-up"               2012, additional salary
                       contributions.                      reduction "catch-up"
                                                           contributions total- ling up
                   .   Rollover Contributions:             to $5,500 can be made.
                       Contributions of eligible
                       rollover distributions          .   All salary reduction
                       directly or indirectly from         contributions (whether
                       another eligible retirement         pre-tax or designated Roth)
                       arrangement.                        may not exceed the total
                                                           maximum for the year (for
                   .   Direct Transfer                     2012, $17,000 and age 50
                       Contributions: Amounts              catch-up of $5,500).
                       directly transferred (either
                       a plan-to-plan direct           .   Rollover or direct transfer
                       transfer or a contract              contributions after age
                       exchange under the same             70 1/2 must be net of
                       403(b) plan).                       required minimum
                                                           dis- tributions.

                                                       .   Different sources of
                                                           contributions and earnings
                                                           may be subject to withdrawal
                                                           restrictions.
-----------------------------------------------------------------------------------------


5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable accumulation annuities in which a participant has an interest would then total more than $2,500,000.

6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage/SM/ ACTS contracts) and Annuitant-Owned HR-10.

7. THE FINAL PARAGRAPH UNDER "GUARANTEED INTEREST OPTION," IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:


The minimum yearly guaranteed interest rate for 2012 is equal to 1.50%. Your lifetime minimum guaranteed interest rate is 1.50%. The minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current rates will never be less than the minimum yearly guaranteed interest rate.


8. THE SECTION "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS DOES NOT APPLY TO EQUI-VEST(R) VANTAGE/SM/ ACTS AND IS DELETED IN ITS ENTIRETY. A NEW SECTION IS ADDED AS FOLLOWS:

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

9. THE SEVENTH BULLET UNDER "TRANSFERRING YOUR ACCOUNT VALUE" IN "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

   (b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

..   We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

10.A NEW SUBSECTION IS ADDED IMMEDIATELY AFTER THE CHART UNDER "WITHDRAWING
   YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AS FOLLOWS:

RESTRICTIONS ON WITHDRAWALS FROM THE GUARANTEED INTEREST OPTION:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

   These limitations are more fully described in your participation certificate.

11.THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER
   "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN
   "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ ACTS TERMINATION OF PARTICIPATION

We may terminate the participant's participation under the EQUI-VEST(R) Vantage/SM/ ACTS contract and pay that participant the account value under the certificate if:

(1)the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2)a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3)a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4)the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage/SM/ ACTS contract is terminated by us.

   We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant's participation under the contract.

   The contract holder may discontinue an EQUI-VEST(R) Vantage/SM/ ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. If and as permitted by the plan, and subject to the annual withdrawal restriction from the guaranteed interest option, the participant may withdraw any portion of the account value under the certificate and:
   (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly roll over such amounts to another eligible retirement plan; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us.

   An EQUI-VEST(R) Vantage/SM/ ACTS contract may be terminated only after all participation under the contract is terminated.

13.THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN
   NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE
   PROSPECTUS:


CHARGES UNDER EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.70% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant's participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST/SM/ Vantage/SM/ ACTS contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER


We deduct a charge for a third-party transfer or direct rollover, such as in the case of (i) a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to another employer-designated funding vehicle or (ii) a direct rollover to another eligible retirement plan. This charge is currently $25 ($65 maximum) per occurrence per participant. We will deduct this charge and any withdrawal charge that applies from your account value.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


14.THE SECOND PARAGRAPH IN "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" UNDER
   "WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS AMENDED IN THE FOLLOWING MANNER:

The phrase in the first sentence of the paragraph "or to your account balance attributable to employer contributions" is deleted in its entirety.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.58 $105.98 $114.42 $119.07 $130.44 $137.64 $103.23 $119.94 $130.91 $126.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       9      12      15      18      19
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.32 $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $109.29 $ 60.99 $ 77.72 $ 89.43 $ 89.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       5       8       9
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.78 $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       4       6       7       8
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.97 $ 81.20 $ 88.88 $ 92.14 $105.31 $109.75 $ 68.30 $ 85.37 $ 96.96 $ 97.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       7      12      14      19      24      30
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       6      10      15      22      28      31
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.19 $105.07 $118.36 $123.92 $149.38 $141.58 $ 79.67 $ 95.28 $106.61 $100.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       9      13      14      18      21      22
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.75 $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       9      12      22      30      33
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.53 $110.38 $110.46 $112.56 $116.79 $121.44 $123.13 $122.26 $121.41 $120.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------




I-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $82.10 $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       4       7      10      16      23      24
-----------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      -- $116.72 $ 66.99 $ 94.88 $109.66 $106.77
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       5       7      11      16      18
-----------------------------------------------------------------------------------------------------------------------







  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-2

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


EQUI-VEST(R) TSA contracts (Series 200)/(1)/ offered to Employees of certain non-profit organizations within the State of Oregon
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.


We offer the EQUI-VEST(R) series 200 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts are available only when an employer
(i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.


This Supplement describes the material differences between the series 200 contracts described in the prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under Modified Oregon TSA Contracts. The series 200 contracts described in the prospectus include Class IA shares of certain Trusts, which are not offered under Modified Oregon TSA Contracts.

For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I/(1)/, and certificate numbers 11934T/(1)/ and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

THE FIRST BULLET IN "FEES AND CHARGES" UNDER "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" SECTION IN THE PROSPECTUS HAS BEEN MODIFIED FOR OREGON TSA CONTRACTS, AS FOLLOWS:


We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.
-------------
(1)For in-force contracts, your contract series may be Series 100.


                      FOR USE ONLY IN THE STATE OF OREGON


                                                                         235368

Fee table

--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
-------------------------------------------------------------------------------
Withdrawal charge as a percentage of    0%
the amount withdrawn (deducted if you
surrender your contract or make
certain withdrawals).

The withdrawal charge is waived; therefore all references in the prospectus to "withdrawal charge" or "10% free withdrawal amount" are deleted in their entirety.

Charge if you elect a Variable          $350
Immediate Annuity payout option
(which is described in a separate
prospectus for that option).

Special services charges

 .   Wire transfer charge/(1)/          $90 (current and maximum)

 .   Express mail charge/(1)/           $35 (current and maximum)
-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Annual administrative charge:           $0
The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------

Separate account annual expenses:

Mortality and expense risks/(2)/        0.65%

Other expenses/(3)/                     0.25%

TOTAL SEPARATE ACCOUNT A ANNUAL         0.90%
EXPENSES/(4)/
-------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011 (expenses that are deducted from  Lowest Highest portfolio assets including management fees, 12b-1 fees, service fees, and/or other
expenses)/(5)/                                                                       0.62%  1.91%
---------------------------------------------------------------------------------------------------

Notes:

(1)Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)A portion of this charge is for providing the death benefit.
(3)This charge is for financial accounting and other administrative services relating to the contract.
(4)Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of 0.90%.
(5)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the EQ/AllianceBernstein Dynamic Wealth Strategies portfolio.


2   FEE TABLE

THE SECTION ENTITLED "CHARGES UNDER THE CONTRACTS" UNDER "CHARGES AND EXPENSES"
SECTION IN THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

                                                                  FEE TABLE  3

CONDENSED FINANCIAL INFORMATION

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



-----------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $104.60 $119.19 $113.99
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       1       2       4
-----------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       1       5       9      19      70     120     155
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       1       2       3      12      24      31
-----------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       2       4       7      10      28      50      65
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $86.02 $101.79 $110.51 $115.21 $126.31 $133.43 $100.17 $116.47 $127.21 $123.38
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       24      25      24      23      22      19      17      15      15      15
-----------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       3       6      16      35      59     160     246     297
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $119.90 $109.05
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $115.50 $110.17
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $123.95 $109.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      --      -- $111.66 $ 92.90
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $73.89 $103.19 $116.56 $128.81 $139.15 $160.90 $ 88.24 $118.65 $156.68 $154.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2       3       3       4       4       4       4       4       4       4
-----------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $103.24 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1       2       3       3
-----------------------------------------------------------------------------------------------------------------------




4   FEE TABLE

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.89 $141.57 $155.12 $158.27 $189.64 $190.15 $119.54 $154.34 $171.74 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       4       4       4       4       4       4       6
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       3       8      13      15
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.89 $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       3       3       4       4       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.38 $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       7       2      14      14      25      22      24      23      16
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.75 $ 85.60 $ 96.80 $100.06 $109.76 $112.55 $ 62.69 $ 79.72 $ 91.54 $ 91.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        51      52      53      50      43      29      25      23      22      20
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.54 $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       3       4       6       7      13      16      17
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       7       7
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.18 $ 95.23 $104.03 $107.63 $122.77 $127.68 $ 79.31 $ 98.92 $112.13 $112.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8       7      11      12      11      11      12      14      14
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.92 $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       3      11      16      21      29      41      49      48
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       7       6       8      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6       8       9
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       4
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       5       8      18      37      54
------------------------------------------------------------------------------------------------------------------------


                                                                  FEE TABLE  5

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5       7      12      19
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.54 $160.00 $196.10 $258.05 $350.50 $493.27 $208.48 $310.04 $342.45 $297.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       2       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.05 $128.60 $129.91 $130.34 $133.20 $141.06 $144.81 $140.25 $144.85 $151.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       3       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.67 $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       4       5       5       6      10      23      28
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.72 $ 90.72 $106.24 $121.39 $148.60 $164.52 $ 80.34 $101.19 $105.51 $ 91.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       9      10      13      12      11      10      10      12      12
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.66 $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       1      10      14      20      21      36      49      44
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.17 $ 96.98 $106.56 $109.75 $130.93 $128.17 $ 76.49 $100.30 $111.64 $104.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.12 $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.46 $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       1       4       6       9       9      11      14      18
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.92 $ 72.94 $ 81.41 $ 87.96 $ 93.95 $107.65 $ 65.89 $ 88.06 $ 99.88 $ 95.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       5       5       3       3       3       5       5
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1      10       6      19
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.63 $104.15 $117.09 $122.34 $147.18 $139.22 $ 78.18 $ 93.31 $104.20 $ 98.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       2      13      18      16      15      14      17      16
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       4      10
------------------------------------------------------------------------------------------------------------------------


6   FEE TABLE

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       5      16      25
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.42 $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       2      15      19      24      25      43      54      55
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.35 $124.60 $145.52 $160.54 $178.95 $174.50 $104.51 $140.70 $170.75 $153.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       4       4       4       6       8       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.51 $103.17 $103.03 $104.78 $108.50 $112.59 $113.93 $112.89 $111.89 $110.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       1       1       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       5       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4      11      27      45
------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       6       6
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       6       8
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       7      15      20      28      27
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.38 $129.67 $133.32 $134.77 $138.66 $143.64 $133.03 $139.83 $147.22 $147.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       4       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.92 $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       6       7       8      19      26      25
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4       4      10      27      45
------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       3       7       8
------------------------------------------------------------------------------------------------------------------------


                                                                  FEE TABLE  7

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31
                                         ----------------------------------------------------------------------------
                                          2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $109.34 $118.12 $133.62 $133.96 $79.61 $104.49 $117.08 $112.75
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --      1       1       2       2
---------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $104.60 $120.15 $116.08 $72.53 $ 92.30 $105.39 $102.37
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --       1       1      1       2       4       4
---------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $57.84 $79.22 $ 84.03 $ 86.57 $ 90.83 $100.21 $71.89 $ 99.96 $116.19 $108.38
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      --       2       3       2      2       3      11      17
---------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $117.74 $113.43
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --       1       7
---------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $107.80 $ 99.78
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $110.84 $102.45
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 95.26
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $109.72 $101.13
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $114.82 $106.39
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       1
---------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $124.50 $122.16
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --      --
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $128.73 $115.99
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       2
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      -- $106.38 $110.97
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       4
---------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --      --      --      --     --      --      -- $ 89.94
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      --      --      --     --      --      --       1
---------------------------------------------------------------------------------------------------------------------


8   FEE TABLE

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $112.82 $ 99.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $113.56 $ 92.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2      12
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $111.32 $108.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       5
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.07 $118.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $115.04 $111.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $119.21 $119.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $110.95 $117.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 39.17 $ 53.42 $ 59.44 $ 63.86 $ 66.63 $ 73.67 $ 39.00 $ 53.16 $ 62.06 $ 57.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        34      35      35      34      29      21      20      19      19      14
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.20 $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       2       3       3       6      10      13
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.42 $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       4       5       7       8      12      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.77 $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1      --       1       2       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.44 $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       3       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.27 $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       3       3       4       4       4       6       6
------------------------------------------------------------------------------------------------------------------------


                                                                  FEE TABLE  9

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2011 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.03 $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       2       2       3       3       5       7       8
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.22 $ 90.15 $ 97.08 $ 99.16 $108.02 $110.41 $ 83.70 $ 90.94 $ 96.10 $100.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       3       2       3       4       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.07 $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      --       9      10      13      12      12      13      12
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.89 $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       6       6       6       5       7      10      10
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       6      14      14
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5      15      19
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       4      11      13
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $111.10 $118.69 $ 69.01 $ 87.37 $ 98.09 $ 91.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       4       7       9
------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 83.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------





  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

10  FEE TABLE

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(R) TSA series 100 and 200 certificates and contracts and EDC series 200 contracts (the "Modified Contracts") for the Douglas County School
District, Colorado.
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for the Douglas County School District, Colorado. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 certificates/ contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.


B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:


   1. The next to last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced with the following:

      . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "Withdrawal charge for series 100 and 200 contracts,""For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:


      No withdrawal charge applies under TSA or EDC contracts if:

      .   The annuitant separates from service at any time;

      . The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

      . The annuitant makes a withdrawal to satisfy minimum distribution requirements;

      . The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code;

      . We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

      . The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

          -- its main function is to provide skilled, intermediate or custodial nursing care;
          -- it provides continuous room and board to three or more persons;
          -- it is supervised by a registered nurse or licensed practical nurse; -- it keeps daily medical records of each patient;
          -- it controls and records all medications dispensed; and -- its primary service is other than to provide housing for residents.

 For use with TSA and EDC certificates/contracts of the Douglas County School
                              District, Colorado

                                                                        #235372

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:


   1. The following sentence is added at the end of the first bullet in "Fees and charges" under the "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" in the prospectus: For series 100 and 200 Modified Contracts only, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

   2. The following footnote(+) is added to "Maximum total Separate Account A annual expenses" under "Fee table" in the prospectus:


    /(+)/For Modified Contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge or other expenses).

   3. The section entitled, "Charges under the contracts" under "Charges and expenses" is modified as follows:

          MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph (including the chart) of this section:

          We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

          CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

          We deduct a daily charge from the net assets in each variable investment option to reimburse us for the cost of financial accounting services we provide under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each of the variable investment options.


D. CONDENSED FINANCIAL INFORMATION. The unit values and number of units outstanding shown below as of December 31, 2011 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.


EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.60 $119.19 $113.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       4
----------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       9      19      70     120     155
----------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3      12      24      31
----------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      28      50      65
----------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $163.61 $176.72 $183.99 $201.66 $212.90 $159.75 $185.70 $202.78 $196.64
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      46      56      60      67      64     113     166     198
----------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       6      16      35      59     160     246     297
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.90 $109.05
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.50 $110.17
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $123.95 $109.88
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.66 $ 92.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $143.04 $161.98 $179.44 $194.31 $225.25 $123.85 $166.93 $220.99 $218.13
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7      11      11      12      10      11      12      14
----------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       3
----------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $144.90 $158.78 $161.99 $194.11 $194.62 $122.36 $157.97 $175.97 $168.80
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       9       9      12      12      22      40      54
----------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3       8      13      15
----------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       3       3       4       4       5       5
----------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8      14      14      25      22      24      23      16
----------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $175.55 $199.03 $206.24 $226.80 $233.16 $130.18 $165.98 $191.06 $190.83
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        44      45      65      65      67      57      62      63      58
----------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       4       6       7      13      16      17
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       7       7
----------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $173.95 $190.50 $197.59 $225.93 $235.57 $146.69 $183.42 $208.43 $210.20
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      14      23      26      28      27      42      54      58
----------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      11      16      21      29      41      49      48
----------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7       6       8      12      12
----------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       8       9
----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4
----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       8      18      37      54
----------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5       7      12      19
----------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $165.33 $217.56 $295.50 $415.87 $175.77 $261.39 $288.71 $250.88
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       6       9       9      13      21      27
----------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $149.21 $151.11 $151.99 $155.73 $165.32 $170.15 $165.19 $171.04 $178.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       3       3       3       4       3       3       4
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       5       5       6      10      23      28
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $109.44 $128.49 $147.18 $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      20      28      31      36      35      45      47      47
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6      10      14      20      21      36      49      44
----------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.05 $107.74 $109.96 $132.37 $129.59 $ 77.34 $101.41 $112.88 $106.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       5       5       7       5       6       6       6
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       3       5       5
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.08 $ 68.69 $ 78.93 $ 80.07
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       6       9       9      11      14      18
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.47 $ 90.93 $ 87.96 $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7      25      26      26      24      23      24      28
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1      10       6      19
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.15 $117.09 $122.34 $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       7      13      18      22      61      63      66      65
----------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       4      10
----------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       5      16      25
----------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6      15      19      24      25      43      54      55
----------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $100.68 $117.59 $129.73 $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      15      16      19      14      31      36      35
----------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------
   Unit value                            $127.81 $127.96 $130.47 $135.41 $140.86 $142.90 $142.03 $140.88 $139.62
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2      19      19      26      27      25      23      24
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       5       7
----------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4      11      27      45
----------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       6       6
----------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       6       8
----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      15      20      28      27
----------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $157.69 $162.53 $164.70 $169.90 $176.45 $163.80 $172.52 $182.03 $183.03
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       4       6       4       8       9       9
----------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       6       7       8      19      26      25
----------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4       4      10      27      45
----------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       3       7       8
----------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.34 $118.12 $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2
----------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.60 $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       4       4
----------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.22 $ 84.03 $ 86.57 $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       3       2       2       3      11      17
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



-------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                         2003 2004 2005 2006 2007 2008 2009  2010    2011
-------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $117.74 $113.43
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        1       7
-------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $107.80 $ 99.78
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --
-------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $110.84 $102.45
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --
-------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 95.26
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --
-------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $109.72 $101.13
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1
-------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $114.82 $106.39
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1
-------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $124.50 $122.16
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --
-------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $128.73 $115.99
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       2
-------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $106.38 $110.97
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       4
-------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --       -- $ 89.94
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --       1
-------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $112.82 $ 99.95
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --       --      --
-------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                             --   --   --   --   --   --   --  $113.56 $ 92.25
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --   --   --   --   --        2      12
-------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.32 $108.36
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.07 $118.44
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.04 $111.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.21 $119.39
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $110.95 $117.11
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.37 $ 96.18 $103.39 $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      50      54      53      52      38      44      50      49
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       3       6      10      13
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       5       7       8      12      12
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1      --       1       2       2
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       4       4       4       4
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       3       3       4       4       4       6       6
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       3       3       5       7       8
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $130.87 $141.28 $144.66 $157.99 $161.88 $123.02 $134.01 $141.96 $148.19
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       4       4       5       4       5       8      11
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       3       2       3       4       5
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       9      10      13      12      12      13      12
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       6       6       6       5       7      10      10
----------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6      14      14
----------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      15      19
----------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       4      11      13
----------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $118.69 $ 69.01 $ 87.37 $ 98.09 $ 91.83
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       4       7       9
----------------------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 83.18
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2
----------------------------------------------------------------------------------------------------------------





Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus).


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


EQUI-VEST(R) TSA series 200 certificates and contracts (the "Modified TSA Contracts") for Froedtert Memorial Lutheran Hospital
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Froedtert Memorial Lutheran Hospital. The Modified Contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.


B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" is deleted in its entirety and replaced by the following:

      . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.


   2. In the section "Charges and expenses" of the prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the sentence "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" and bullet thereunder are deleted in their entirety FOR THE MODIFIED TSA CONTRACTS ONLY, and replaced by the following:


In addition to the foregoing exceptions, no withdrawal charge applies for the Modified TSA Contracts if:

   .   the participant has retired from employment;

   .   the participant has separated from service at any time;

   . the participant has qualified to receive Social Security benefits as certified by the Social Security Administration, or is totally disabled as defined in the contract;

   . The amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9), applicable after the participant turns age 70 1/2);

   . The employer certifies to us that the amount withdrawn is defined as a "hardship withdrawal" pursuant to applicable Treasury Regulations.

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:


   1. The first bullet in "Fees and charges" under the "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" in the prospectus is modified as follows:


      . For series 200 Modified TSA Contracts, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.


   2. The following footnote (+) is added to "Maximum total Separate Account A annual expenses " under "Fee table" in the prospectus:


          (+) For the Modified TSA contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge).

                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE,WISCONSIN

                                                                        #235376

3. Under "Charges under the contracts" in the "Charges and expenses" section of the prospectus, the following changes are made:


      The chart under "Mortality and expense risks charge" is replaced by the following:

              ---------------------------------------------------
                        EQ/COMMON STOCK INDEX  ALL OTHER VARIABLE
                       EQ/MONEY MARKET OPTIONS INVESTMENT OPTIONS
              ---------------------------------------------------
                                Series               Series
                                 200                  200
                       ------------------------------------------
              Current           0.65%                0.65%
              Maximum           1.24%                1.09%
              ---------------------------------------------------

4. CONDENSED FINANCIAL INFORMATION


The unit values and number of units outstanding shown below as of December 31, 2011 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.


EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.60 $119.19 $113.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       4
----------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $109.27 $121.06 $129.64 $151.47 $159.36 $ 96.03 $121.13 $135.74 $124.42
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       5       9      19      70     120     155
----------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $102.27 $107.45 $109.09 $115.00 $120.57 $106.32 $115.72 $123.01 $124.22
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3      12      24      31
----------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.26 $111.33 $113.91 $122.77 $128.34 $102.48 $116.20 $125.60 $123.59
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      28      50      65
----------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $163.61 $176.72 $183.99 $201.66 $212.90 $159.75 $185.70 $202.78 $196.64
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      46      56      60      67      64     113     166     198
----------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $108.08 $119.63 $126.46 $143.50 $151.29 $102.29 $123.62 $136.66 $128.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       6      16      35      59     160     246     297
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.90 $109.05
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.50 $110.17
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $123.95 $109.88
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.66 $ 92.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $143.04 $161.98 $179.44 $194.31 $225.25 $123.85 $166.93 $220.99 $218.13
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7      11      11      12      10      11      12      14
----------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.37 $ 98.12 $ 64.76 $ 82.29 $101.33 $ 90.80
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       3
----------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $144.90 $158.78 $161.99 $194.11 $194.62 $122.36 $157.97 $175.79 $168.80
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       9       9      12      12      22      40      54
----------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.08 $112.64 $129.46 $133.03 $ 89.25 $ 98.66 $113.13 $111.67
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3       8      13      15
----------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.01 $ 83.16 $ 89.61 $ 93.45 $103.84 $ 56.37 $ 73.12 $ 81.53 $ 81.02
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       3       3       4       4       5       5
----------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $106.04 $116.55 $122.50 $136.03 $137.03 $ 81.94 $106.74 $122.49 $126.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8      14      14      25      22      24      23      16
----------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $175.55 $199.03 $206.24 $226.80 $233.16 $130.18 $165.98 $191.06 $190.83
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        44      45      65      65      67      57      62      63      58
----------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $110.17 $113.65 $115.13 $118.73 $121.31 $109.47 $111.40 $116.78 $121.28
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       4       6       7      13      16      17
----------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 97.21 $ 58.56 $ 77.00 $ 85.28 $ 80.58
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       7       7
----------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $173.95 $190.50 $197.59 $225.93 $235.57 $146.69 $183.42 $208.43 $210.20
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      14      23      26      28      27      42      54      58
----------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $120.75 $132.24 $145.08 $157.18 $177.63 $105.11 $133.13 $152.06 $141.36
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      11      16      21      29      41      49      48
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.43 $105.62 $ 71.38 $ 92.33 $101.84 $101.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7       6       8      12      12
----------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 95.43 $ 59.69 $ 75.98 $ 83.12 $ 78.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6       8       9
----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.35 $117.15 $120.07 $102.54 $118.51 $128.75 $129.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       4
----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.34 $117.17 $137.99 $149.46 $102.70 $143.97 $189.25 $180.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       5       8      18      37      54
----------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 97.60 $100.03 $108.35 $114.34 $115.54 $121.72 $125.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5       7      12      19
----------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $134.89 $165.33 $217.56 $295.50 $415.87 $175.77 $261.39 $288.71 $250.88
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       6       9       9      13      21      27
----------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $149.21 $151.11 $151.99 $155.73 $165.32 $170.15 $165.19 $171.04 $178.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       3       3       3       4       3       3       4
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.25 $101.61 $117.94 $139.38 $159.14 $ 86.97 $116.64 $126.25 $103.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       5       5       6      10      23      28
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $109.44 $128.49 $147.18 $180.59 $200.46 $ 98.14 $123.91 $129.53 $112.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      20      28      31      36      35      45      47      47
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.27 $117.26 $128.80 $160.43 $175.18 $ 98.96 $127.74 $134.27 $111.55
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6      10      14      20      21      36      49      44
----------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.05 $107.74 $109.96 $132.37 $129.59 $ 77.34 $101.41 $112.88 $106.01
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       5       5       7       5       6       6       6
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.18 $ 89.62 $ 95.21 $106.56 $109.70 $ 68.05 $ 85.32 $ 96.54 $ 91.62
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       3       5       5
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.16 $ 63.54 $ 72.38 $ 71.34 $ 80.58 $ 50.89 $ 68.69 $ 78.93 $ 80.07
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       6       9       9      11      14      18
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.47 $ 90.93 $ 87.96 $104.93 $120.23 $ 73.59 $ 98.35 $111.55 $106.50
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7      25      26      26      24      23      24      28
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.52 $112.77 $105.13 $ 45.11 $ 53.26 $ 60.50 $ 59.76
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1      10       6      19
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.15 $117.09 $122.34 $147.18 $139.36 $ 78.71 $ 94.08 $105.27 $ 99.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       7      13      18      22      61      63      66      65
----------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.93 $118.30 $129.75 $ 88.75 $110.40 $124.69 $113.05
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       4      10
----------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.34 $143.61 $165.37 $ 97.87 $133.11 $151.63 $134.16
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       5      16      25
----------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.80 $113.60 $119.75 $132.35 $141.69 $ 71.21 $ 96.16 $119.83 $115.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6      15      19      24      25      43      54      55
----------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $100.68 $117.59 $129.73 $144.61 $141.01 $ 84.45 $113.69 $137.98 $123.85
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      15      16      19      14      31      36      35
----------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------
   Unit value                            $127.81 $127.96 $130.47 $135.41 $140.86 $142.90 $142.03 $140.88 $139.62
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2      19      19      26      27      25      23      24
----------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.76 $109.43 $117.07 $140.16 $ 93.21 $119.84 $128.52 $131.03
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       5       7
----------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.11 $134.38 $163.01 $ 85.09 $132.45 $173.65 $158.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4      11      27      45
----------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.25 $108.03 $ 66.27 $ 82.17 $ 91.15 $ 86.31
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       6       6
----------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.10 $116.38 $ 68.34 $ 93.87 $107.16 $ 97.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       6       8
----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.64 $ 99.13 $109.51 $104.14 $111.46 $111.38 $110.17
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      15      20      28      27
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                           -----------------------------------------------------------------------
                                            2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                              $157.69 $162.53 $164.70 $169.90 $176.45 $163.80 $172.52 $182.03 $183.03
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           2       3       5       4       6       4       8       9       9
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                              $118.42 $138.09 $142.68 $166.44 $161.92 $105.69 $132.11 $164.72 $156.72
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       2       5       6       7       8      19      26      25
------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $111.33 $114.73 $109.14 $115.97 $ 66.42 $ 93.88 $108.29 $105.23
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --       4       4      10      27      45
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      -- $107.73 $108.98 $ 63.91 $ 82.36 $ 88.15 $ 80.10
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       3       7       8
------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                                   -- $109.34 $118.12 $133.62 $133.96 $ 79.61 $104.49 $117.08 $112.75
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      -- $104.60 $120.15 $116.08 $ 72.53 $ 92.30 $105.39 $102.37
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --       1       1       1       2       4       4
------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                              $ 79.22 $ 84.03 $ 86.57 $ 90.83 $100.21 $ 71.89 $ 99.96 $116.19 $108.38
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           1       1       2       3       2       2       3      11      17
------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $117.74 $113.43
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --       1       7
------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $107.80 $ 99.78
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $110.84 $102.45
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      --      -- $ 95.26
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $109.72 $101.13
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                                   --      --      --      --      --      --      -- $114.82 $106.39
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $124.50 $122.16
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $128.73 $115.99
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $106.38 $110.97
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       4
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $ 89.94
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $112.82 $ 99.95
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $113.56 $ 92.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2      12
----------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $111.32 $108.36
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.07 $118.44
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $115.04 $111.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $119.21 $119.39
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --              --      --      --      --      -- $110.95 $117.11
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --              --      --      --      --      --      --       3
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.37 $ 96.18 $103.39 $107.97 $119.48 $ 63.29 $ 86.31 $100.86 $ 93.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      50      54      53      52      38      44      50      49
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $110.22 $113.47 $114.42 $117.67 $123.90 $125.82 $135.05 $142.14 $149.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       3       6      10      13
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2003    2004    2005    2006    2007    2008    2009    2010    2011
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.39 $121.98 $139.55 $173.31 $193.09 $100.97 $130.00 $137.79 $112.00
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       5       7       8      12      12
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.48 $105.95 $112.07 $126.14 $131.25 $ 78.64 $103.27 $114.16 $104.81
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1      --       1       2       2
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $103.20 $117.02 $124.20 $146.87 $150.84 $ 93.50 $113.84 $127.65 $119.52
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       4       4       4       4
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.54 $ 95.83 $102.93 $111.81 $123.99 $ 69.33 $ 97.40 $122.48 $111.81
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       3       3       4       4       4       6       6
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $103.15 $117.75 $125.26 $142.42 $141.27 $ 89.64 $128.24 $158.75 $136.35
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       3       3       5       7       8
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $130.87 $141.28 $144.66 $157.99 $161.88 $123.02 $134.01 $141.96 $148.19
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       4       4       5       4       5       8      11
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.70 $122.18 $133.44 $137.10 $ 78.65 $104.86 $132.65 $110.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       3       2       3       4       5
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $155.30 $180.23 $186.98 $215.15 $192.22 $118.36 $148.28 $182.96 $164.97
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       9      10      13      12      12      13      12
----------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.87 $ 92.46 $101.96 $108.42 $127.01 $ 66.61 $104.59 $122.00 $115.08
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4       6       6       6       5       7      10      10
----------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.47 $115.27 $ 79.42 $ 94.68 $103.90 $100.06
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       6      14      14
----------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.42 $116.42 $ 74.97 $ 91.54 $101.54 $ 96.70
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      15      19
----------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.31 $117.39 $ 72.08 $ 89.69 $100.20 $ 94.68
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       4      11      13
----------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------
                                         2003 2004 2005  2006    2007    2008   2009   2010   2011
---------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $111.10 $118.69 $69.01 $87.37 $98.09 $91.83
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --      1      4      7      9
---------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------
   Unit value                             --   --   --       --      --     --     --     -- $83.18
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       --      --     --     --     --      2
---------------------------------------------------------------------------------------------------



Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus).




                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE,WISCONSIN

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012, TO THE MAY 1, 2012 PROSPECTUS FOR
EQUI-VEST(R) EMPLOYER SPONSORED RETIREMENT PLANS


EQUI-VEST(R) TSA contracts (Series 100) for New York City Housing Development Corporation
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST(R) Series 100 contracts described in the prospectus. The contract is no longer available for new participants.

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived, therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.


B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.


   1. Under "Fees and charges" in EQUI-VEST(R) in Employer-Sponsored Retirement Plans at a glance -- key features, the following is added after the first sentence under "Withdrawal charge" in the prospectus:


      -- NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.


   2. The following chart is added under the chart in "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" under "Charges and expenses," in the prospectus:


      FOR NY HOUSING TSA CONTRACTS.

                      -----------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      -----------------------------------
                        1 through 5             6%
                      -----------------------------------
                        6 and later             0
                      -----------------------------------

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.


   The following footnote (+), is added to "Maximum total Separate Account A annual expenses" under "Fee table," in the prospectus:


   + For NY Housing TSA contracts in series 100, the current "Mortality and expense risk charge" is 0.45% and the current "Other expenses" is 0.25%, resulting in the current "Total Separate Account A annual expenses" of 0.70%.

D. CONDENSED FINANCIAL INFORMATION



                  FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.


                                                                         235381

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                             2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
---------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      -- $104.67 $119.50 $114.52
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $106.20 $104.57
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $109.32 $121.36 $130.23 $152.46 $160.73 $ 97.05 $122.66 $137.73 $126.51
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       2       3       5       6
---------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $102.32 $107.72 $109.58 $115.75 $121.61 $107.45 $117.19 $124.82 $126.30
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $104.31 $111.61 $114.43 $123.58 $129.44 $103.57 $117.67 $127.45 $125.66
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       2       2       3
---------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $114.03 $135.22 $146.36 $152.68 $167.68 $177.39 $133.37 $155.35 $169.97 $165.16
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       2       2       2      --       2       3       8      11      10
---------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $108.13 $119.93 $127.03 $144.44 $152.59 $103.37 $125.19 $138.67 $130.88
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --       1       1       1       2       6       8      11
---------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $119.98 $109.35
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $115.58 $110.47
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $124.04 $110.17
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $111.74 $ 93.15
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 88.17 $112.59 $127.76 $141.82 $153.88 $178.75 $ 98.47 $133.00 $176.42 $174.49
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       2       1       2       2       2       2       3       3       3
---------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $108.44 $ 98.38 $ 65.06 $ 82.84 $102.22 $ 91.78
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                             2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
---------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $112.46 $146.51 $160.86 $164.45 $197.45 $198.37 $124.97 $161.67 $180.26 $173.44
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1       4       6       7
---------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      -- $107.13 $112.92 $130.03 $133.89 $ 90.01 $ 99.70 $114.56 $113.30
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       1       2       1
---------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 64.32 $ 81.73 $ 84.06 $ 90.77 $ 94.85 $105.61 $ 57.45 $ 74.66 $ 83.42 $ 83.06
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --       1       1       1       2       3       3
---------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $106.98 $117.81 $124.08 $138.06 $139.36 $ 83.50 $108.99 $125.33 $129.43
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       1       1       1       1       1       1       2       2       2
---------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 82.37 $122.63 $139.31 $144.65 $159.38 $164.19 $ 91.86 $117.35 $135.36 $135.46
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      16      15      12      --      --      13      20      22      22
---------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $107.78 $110.63 $114.36 $116.07 $119.94 $122.80 $111.04 $113.23 $118.93 $123.77
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --       1       2       3       4       6       7       8
---------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      -- $ 97.33 $ 58.75 $ 77.40 $ 85.90 $ 81.33
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 95.38 $121.36 $133.18 $138.41 $158.58 $165.68 $103.38 $129.53 $147.48 $149.04
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       5       5       5       6       5       8      11      14      20
---------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 93.15 $121.29 $133.10 $146.32 $158.85 $179.88 $106.65 $135.36 $154.92 $144.31
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --       3       5       6       7       6
---------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $104.50 $105.90 $ 71.71 $ 92.95 $102.73 $102.10
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --       5       4       2       2       2
---------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      -- $ 95.55 $ 59.88 $ 76.39 $ 83.73 $ 79.45
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      -- $105.50 $117.55 $120.71 $103.30 $119.63 $130.22 $131.06
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      -- $113.39 $117.46 $138.61 $150.43 $103.58 $145.49 $191.63 $183.65
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --       2       2       4       5       6
---------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                             2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
---------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      -- $ 97.65 $100.28 $108.84 $115.09 $116.53 $123.01 $127.52
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       2       1       2       3
---------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $136.39 $167.50 $220.86 $300.59 $423.88 $179.52 $267.50 $296.06 $257.78
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       3       5      --      --       6       7       6       7       6
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $135.05 $137.32 $139.35 $140.44 $144.18 $153.38 $158.17 $153.88 $159.65 $167.34
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       1
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $ 91.05 $102.71 $119.46 $141.46 $161.85 $ 88.62 $119.10 $129.17 $106.55
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --       1      --      --      --       2       3       3
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 75.04 $100.91 $118.71 $136.25 $167.52 $186.32 $ 91.40 $115.64 $121.12 $105.87
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --       1       3      --      --       5       5      12       7
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 77.18 $ 98.13 $118.54 $130.47 $162.83 $178.16 $100.84 $130.43 $137.38 $114.36
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --       2       2       6      10      15      22      28      31
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 78.73 $ 99.14 $109.16 $112.65 $134.65 $132.08 $ 78.99 $103.78 $115.75 $108.93
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1      --
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 67.58 $ 81.90 $ 90.60 $ 96.43 $108.15 $111.57 $ 69.35 $ 87.12 $ 98.78 $ 93.93
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $136.42 $ 59.68 $ 64.24 $ 73.31 $ 72.40 $ 81.95 $ 51.86 $ 70.14 $ 80.76 $ 82.09
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       2
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $ 82.37 $ 92.12 $ 99.43 $106.74 $122.55 $ 75.16 $100.65 $114.39 $109.43
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       4       4       4       4       3       2       3       3       3
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      -- $106.57 $113.05 $105.61 $ 45.40 $ 53.72 $ 61.14 $ 60.51
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       1
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 82.19 $105.07 $118.36 $123.92 $149.38 $141.72 $ 80.21 $ 96.07 $107.70 $101.82
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       1       2       5       9       4       4       7      10       9
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      -- $106.07 $118.70 $130.45 $ 89.41 $111.44 $126.12 $114.58
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       2
---------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                             2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
---------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      -- $115.49 $144.09 $166.26 $ 98.60 $134.37 $153.37 $135.98
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       1       2       3
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 69.75 $ 99.46 $114.60 $121.04 $134.05 $143.79 $ 72.41 $ 97.99 $122.35 $118.58
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --       2       5       9      12      22      30      33
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 76.93 $101.80 $119.13 $131.69 $147.09 $143.72 $ 86.25 $116.35 $141.49 $127.25
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --       1       1       1       1       5       6       6
---------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $120.47 $120.61 $120.99 $123.61 $128.55 $134.00 $136.21 $135.65 $134.83 $133.89
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --       1      12      --       1       1
---------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      -- $104.81 $109.70 $117.59 $141.07 $ 94.01 $121.11 $130.14 $132.95
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       1
---------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      -- $124.27 $134.83 $163.89 $ 85.72 $133.70 $175.64 $160.99
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       2       2       4
---------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $107.32 $108.32 $ 66.58 $ 82.72 $ 91.95 $ 87.24
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --       2       1       1       1      --
---------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $110.17 $116.68 $ 68.66 $ 94.50 $108.09 $ 98.09
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       3
---------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      -- $ 99.78 $ 99.47 $110.10 $104.91 $112.51 $112.66 $111.66
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1       3       5       5
---------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 80.26 $140.62 $145.23 $147.47 $152.43 $158.62 $147.55 $155.71 $164.63 $165.87
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1       1       2       2
---------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $118.92 $138.95 $143.86 $168.15 $163.91 $107.21 $134.28 $167.76 $159.93
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --       2       4       7      10      16      23      24
---------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      -- $111.38 $115.01 $109.62 $116.72 $ 66.99 $ 94.88 $109.66 $106.77
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --       5       7      11      16      18
---------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $107.79 $109.27 $ 64.21 $ 82.91 $ 88.92 $ 80.96
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --       1       1       1       1       1
---------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                            ----------------------------------------------------------------------------
                                             2002   2003   2004    2005    2006    2007    2008   2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     -- $109.39 $118.41 $134.22 $134.84 $80.29 $105.59 $118.55 $114.40
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --       2      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      -- $104.74 $120.55 $116.70 $73.07 $ 93.17 $106.60 $103.75
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
    Unit value                              $58.23 $79.92 $ 84.94 $ 87.69 $ 92.19 $101.91 $73.26 $102.07 $118.88 $111.11
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --      1       3       4       5
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $117.81 $113.73
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $103.03 $102.98
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $112.79 $ 99.85
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $107.95 $100.12
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. DIVIDEND GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      --      -- $ 91.20
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $110.99 $102.80
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $109.87 $101.48
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $114.89 $106.67
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $124.58 $122.49
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
    Unit value                                  --     --      --      --      --      --     --      -- $128.82 $116.30
------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)         --     --      --      --      --      --     --      --      --       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                             2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
---------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $106.45 $111.26
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $112.98 $100.29
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $113.64 $ 92.49
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       3
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $111.39 $108.65
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $119.14 $118.75
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $115.12 $111.55
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $119.29 $119.71
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1      --
---------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $111.03 $117.43
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       2
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   -- $ 69.15 $ 77.17 $ 83.12 $ 86.97 $ 96.44 $ 51.19 $ 69.95 $ 81.90 $ 76.41
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      10      10      13      --       8      11      17      19      15
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $107.42 $110.66 $114.16 $115.34 $118.85 $125.41 $127.60 $137.24 $144.74 $152.07
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       1
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 78.58 $104.82 $122.72 $140.68 $175.06 $195.44 $102.41 $132.11 $140.31 $114.27
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --       1       1      --       1       1       1
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 76.92 $ 97.88 $106.59 $112.97 $127.42 $132.85 $ 79.76 $104.95 $116.24 $106.95
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --       1      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 79.60 $103.61 $117.73 $125.20 $148.35 $152.67 $ 94.83 $115.69 $129.99 $121.95
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1       2       3       3
---------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                             2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 62.40 $ 86.89 $ 96.41 $103.76 $112.95 $125.50 $ 70.31 $ 98.99 $124.72 $114.08
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       1       1       1
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 74.18 $103.57 $118.46 $126.28 $143.86 $142.98 $ 90.91 $130.33 $161.66 $139.12
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 81.14 $ 99.00 $107.10 $109.88 $120.25 $123.46 $ 94.01 $102.61 $108.92 $113.93
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --       1       1       1       2
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      -- $114.75 $122.48 $134.04 $138.00 $ 79.32 $105.97 $134.32 $112.47
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $114.85 $156.67 $182.19 $189.39 $218.37 $195.49 $120.62 $151.41 $187.20 $169.13
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------
    Unit value                              $ 57.00 $ 89.23 $ 93.02 $102.78 $109.51 $128.56 $ 67.56 $106.29 $124.23 $117.42
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --       8      20       8      10       8       5       2       3       3
---------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET(R)/VA
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $106.78 $105.70
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $123.60 $113.48
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $108.53 $115.58 $ 79.79 $ 95.32 $104.80 $101.14
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --       1       1
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $109.49 $116.73 $ 75.33 $ 92.15 $102.43 $ 97.74
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --       2       3       3
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $110.38 $117.70 $ 72.42 $ 90.29 $101.07 $ 95.70
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --       2
---------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      -- $111.17 $119.00 $ 69.33 $ 87.96 $ 98.94 $ 92.82
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
    Unit value                                   --      --      --      --      --      --      --      -- $104.65 $103.02
---------------------------------------------------------------------------------------------------------------------------
    Number of units outstanding (000's)          --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus).







  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012, TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 100 and 200 TSA contracts to participants in the TSA plan for the Detroit Board of Education. The contract is no longer available for new participants. This Supplement describes the material differences between the Series 100 and 200 TSA plan for the Detroit Board of Education and the EQUI-VEST(R) Series 100 and 200 TSA contracts described in the prospectus.


..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

          FOR USE ONLY WITH DETROIT BOARD OF EDUCATION TSA CONTRACTS EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
  Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235384

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


For Employees of Allegheny County, Pennsylvania

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the prospectus, except that the withdrawal charge and annual administrative charge applicable to the Modified EDC Contracts will be as follows:


..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified EDC
    Contract is as follows:

                      -----------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      -----------------------------------
                            1                   6%
                            2                   5
                            3                   4
                            4                   3
                            5                   2
                            6+                  0
                      -----------------------------------


This table replaces the table in the prospectus under "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."


No withdrawal charge will apply in the event of the:

   -- Death

   -- Disability

   -- Separation from service from Allegheny County

   -- Retirement of the participant.


..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)



  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235387

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


EQUI-VEST(R) TSA series 200 certificates and contracts (the ''Modified TSA Contracts'') for Broward County Public Schools, Florida
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools, Florida. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.


B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:


   1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced by the following:


      Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.


   2. In the section ''Charges and expenses'' of the prospectus, under ''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts'' the following is added after the bullet under the heading ''No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:'' FOR THE MODIFIED TSA CONTRACTS ONLY:


      NO WITHDRAWAL CHARGE APPLIES FOR THE MODIFIED TSA CONTRACTS IF:

      (1)the participant has retired from employment;

      (2)the participant has separated from service at any time;

      (3)the participant has reached age 59 1/2;

      (4)the amount withdrawn is intended to satisfy the minimum distribution requirements;

      (5)the employer certifies to us that the amount withdrawn is a ''hardship withdrawal'' pursuant to applicable Treasury Regulations;

      (6)the participant is disabled (special federal income definition);

      (7)we receive proof satisfactory to us that the participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

      (8)the amount withdrawn is attributable to contributions that were made prior to 1/1/1989, and any earnings credited on such contributions prior to 1/1/1989;

      (9)the participant is rolling over funds as a result of one of the distributable events in (1), (2), (3) and (6) above and (10) below for spousal beneficiaries only, or rollover of unrestricted funds in (8) from EQUI-VEST(R) to another third-party provider; (10) the participant dies and a death benefit is payable to the beneficiary;

     (11)the withdrawal is made to purchase a payout annuity from AXA Equitable.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234
                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                    BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA

                                                                        #235389

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers a modified version of its EQUI-VEST(R) Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(R) Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the prospectus include the following:


..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA
    Agreement is as follows:

                      ------------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      ------------------------------------
                             1                 6%
                             2                 5
                             3                 4
                             4                 3
                             5                 2
                             6+                0
                      ------------------------------------

This table replaces the EQUI-VEST(R) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

..   EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the withdrawal charge section in "Charges and expenses" has been revised to add the following waivers:

   No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

   -- The annuitant has separated from service, or

   -- The annuitant makes a withdrawal at any time and qualifies to receive
      Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

   -- The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.


..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)



                     FOR USE ONLY IN THE STATE OF ILLINOIS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235391

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable will offer its EQUI-VEST(R) Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST(R) Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Contract and the TSA provisions described in the prospectus include the following:


..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA
    Contract is as follows:

                      ------------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      ------------------------------------
                             1                 6%
                             2                 5
                             3                 4
                             4                 3
                             5                 2
                             6+                0
                      ------------------------------------


This table replaces the EQUI-VEST(R) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses" in the prospectus.


..   EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the withdrawal charge section in "Charges and expenses" has been revised as follows:

   No charge will be applied to any amount withdrawn from the TSA Contract if:

   -- the annuitant has separated from service, or

   -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

   -- the annuitant makes a withdrawal at any time and qualifies to receive
      Social Security disability benefits as certified by the Social Security Administration or any successor agency or

   -- the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than AXA Equitable.


..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

..   LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans, see "Loans from qualified plans and TSAs" under "Tax information" in the prospectus.


                     FOR USE ONLY IN THE STATE OF MARYLAND

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235393

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012, TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) SERIES 200 EMPLOYER-SPONSORED RETIREMENT PLANS
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the ''Modified EDC Agreement'') only to participants in the EDC plan for Wayne County, Michigan. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST(R) Series 200 EDC contracts described in the prospectus.


1. EXCEPTIONS TO THE WITHDRAWAL CHARGE. In ''Charges and expenses'' under the section titled, ''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,'' in ''Withdrawal charge for series 100 and 200 contracts,'' the following exceptions are added:

 .   the Participant retires pursuant to terms of the Plan; or

 .   the Participant separates from service; or

 . the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and approved by the Plan; or

 . we receive proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

 . the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

     Written notice of claim must be given to us during the Participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either
     (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

     The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the contract was issued or if the condition began within the 12 month period following the issuance of the contract.


2. ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, ''Annual administrative charge,'' under ''Charges under the contracts,'' in the prospectus:


   For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)


           FOR USE ONLY WITHIN WAYNE COUNTY, MICHIGAN EDC CONTRACTS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         235395

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012, TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) SERIES 200 EMPLOYER-SPONSORED RETIREMENT PLANS


EQUI-VEST(R) TSA and EDC contracts (Series 200)
Offered to Certain Public School Employees Within the State of Virginia
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 200 EDC and TSA contracts, modified as described below, (the "Modified EDC and TSA Agreement") only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. The contract is no longer available for new participants. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts.


..   ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

   "For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year."


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)





       FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                         235397

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


For Employees of Employers Associated with Real Living Network
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), to employees of employers associated with Real Living Network, a real estate brokerage firm, on the basis described in the prospectus, except that the withdrawal charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under ''Withdrawal charge for series 100 and 200 contracts'' under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.


The annual administrative charge is waived.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)





  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235399

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


EQUI-VEST(R) TSA series 100 and 200 certificates and contracts (the "Modified Contracts") to the employees for the School District of Philadelphia in the State of Pennsylvania.
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to employees in the School District of Philadelphia 403(b) Plan in the State of Pennsylvania. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus. The contract is no longer available for new participants. Material differences between the Modified Contracts and the TSA provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.


B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:


   1. The next to last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced with the following:

      . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "Withdrawal charge for series 100 and 200 contracts,""For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:"


   3. FOR THE MODIFIED CONTRACTS ONLY

      No withdrawal charge applies under TSA contracts if:

      .   The participant separates from service at any time;

      . The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

      . The participant makes a withdrawal to satisfy minimum distribution requirements;

      . The participant elects a withdrawal that qualifies as a hardship withdrawal under the Internal Revenue Code;

      . We receive proof satisfactory to us (including certification by a licensed physician) that the participant's life expectancy is six months or less;

      . The participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

          -- its main function is to provide skilled, intermediate or custodial nursing care;

          -- it provides continuous room and board to three or more persons;

          -- it is supervised by a registered nurse or licensed practical nurse;

          -- it keeps daily medical records of each patient;

          -- it controls and records all medications dispensed;

          -- its primary service is other than to provide housing for residents; or

      . The participant dies and a death benefit is payable to the beneficiary.

                                                                        #235401

FOR USE WITH TSA CERTIFICATES/CONTRACTS OF THE SCHOOL DISTRICT OF PHILADELPHIA
                                 PENNSYLVANIA

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)





  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


EQUI-VEST(R) TSA series 100 and 200 certificates and contracts and EDC series 200 contracts (the ''Modified Contracts'') for the Charlotte-Mecklenberg Public Schools, North Carolina.
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for Charlotte-Mecklenberg Public Schools, North Carolina. This contract is no longer available for new participants. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to ''annual administrative charge'' or ''administrative charge'' are deleted in their entirety.


B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in ''Additional features'' under ''EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features'' is deleted in its entirety and replaced with the following:


      . Waiver of withdrawal charge under certain circumstances and contracts. See ''Charges and expenses'' later in this prospectus.

   2. In the section ''Charges and expenses'' of the prospectus, under ''Withdrawal charge for series 100 and 200 contracts,''''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,'' the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:


       No withdrawal charge applies under TSA or EDC contracts if:

      .   The annuitant separates from service at any time;

      . The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

      .   The annuitant retires from employment;

      . The annuitant makes a withdrawal to satisfy minimum distribution requirements; or

      . The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuitities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuitites, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)


 FOR USE WITH TSA AND EDC CERTIFICATES/CONTRACTS OF THE CHARLOTTE-MECKLENBERG
                                PUBLIC SCHOOLS
                                NORTH CAROLINA

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235403

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     (a)    Resolutions of the Board of Directors of The Equitable
                       Life Assurance Society of the United States
                       ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                       Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

         2.     Not applicable.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii) Second Amendment dated as of January 1, 2012 to the
                        Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement
                        (File No. 2-30070) on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File No. 2-30070) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(ii) Second Amendment dated as of January 1, 2004 to General
                        Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(iii)Third Amendment dated as of July 19, 2004 to General
                        Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv) Fourth Amendment dated as of November 1, 2004 to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

               (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii) Seventh Amendment dated as of February 15, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.     (a)    Form of Group Annuity Contract No. 11929 CI, amendments
                       and endorsements thereto; Application for Group Annuity
                       Contract; Form of Certificate No. 119331; Form of Group
                       Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group
                       Annuity Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH;
                       Form of Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate
                       No. 11935P; Form of Group Annuity Contract No. 11938
                       C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                       No. 11937C NQ, endorsements and amendments thereto; Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I; previously filed with this Registration Statement No. 2-30070 on
                       April 24, 1995, refiled electronically on July 10, 1998.

                (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on
                       December 21, 1987, refiled electronically on July 10,
                       1998.

                (d)    Form of Individual Annuity Contracts No. 92CTRA,
                       No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement
                       No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (h) Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed on December 20, 2001.

                (i) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (j) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (k) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                (l) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                (m) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (n) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (o) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (p) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (q) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (r) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (s) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                (t) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                (u) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (v) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (w) Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (x) Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (y) Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

                (z) Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

                (a)(a) Form of Endorsement for series 200 EDC plans,
                       No. 2002EDC(10/02), previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                (b)(b) Form of Endorsement for series 100 EDC plans,
                       No. 2002EDC-100, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on
                       April 17, 2003.

                (c)(c) Form of Group Annuity Contract for series 200 EDCA
                       contracts, No. 2002EDCA, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                (d)(d) Form of Endorsement for Series 300 Contracts,
                       No. 2003PRO-RATA, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (e)(e) Form of Endorsement for All Series Contracts,
                       No. 2003GIARATE, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (f)(f) Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (g)(g) Form of Endorsement applicable to EGTRRA-SEP,
                       No. 2003ENSEP, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (h)(h) Form of Endorsement applicable to EGTRRA-SIMPLE IRA,
                       No. 2003ENSIMI, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (i)(i) Form of Group Annuity Contract for NJ ACTS TSA
                       No. 203-TSAGAC403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (j)(j) Form of Group Annuity Certificate for NJ ACTS TSA
                       No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (k)(k) Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (l)(l) Form of Group Flexible Premium Deferred Variable Annuity
                       Contract, No. 2004EDCGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (m)(m) Form of Group Flexible Premium Deferred Variable Annuity
                       Contract, No. 2004TSAGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (n)(n) Form of Flexible Premium Deferred Variable Annuity
                       Certificate No. 2004EDCCERT-A, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (o)(o) Form of Flexible Premium Deferred Variable Annuity
                       Certificate No. 2004EDCCERT-B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (p)(p) Form of Data Pages for EQUI-VEST Strategies,
                       No. 2004EDCCERT-A/B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (q)(q) Form of TSA 403(B) Group Annuity Contract Application
                       for EQUI-VEST Strategies, No. 2004/403(B), previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (r)(r) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form,
                       No. 2004 EDC STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (s)(s) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form,
                       No. 2004 TSA STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (t)(t) Form of Endorsement for Vantage ACTS re: Unallocated
                       Account, No. 2005EN-NJACT, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (u)(u) Form of Endorsement for EDC re: Amendment to Amount of
                       Annuity Benefits section, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (v)(v) Form of Endorsement Applicable to TSA Contracts,
                       No. 2004TSA, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (w)(w) Form of Endorsement for 403(b) arrangement TSA Elective
                       Deferral previously filed with this Registration Statement File No. 2-30070 on April 21, 2006.

                (x)(x) 2006 Form of Conversion Endorsement to EQUI-VEST At
                       Retirement incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

                (y)(y) Endorsement Applicable to Designated Roth Contributions
                       to Contracts Funding Governmental Employer Plans (2011EDCROTH-I), filed herewith.

                (z)(z) Endorsement Applicable to Designated Roth Contributions
                       to Contracts Funding Governmental Employer Plans (2011EDCROTH-100), filed herewith.

         5.     (a)    Forms of Applications and Requests for Enrollment for
                       Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10,
                       1998.

                (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

         6.     (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593) on April 24,
                       2012.

                (b)(i) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File
                No. 2-30070 on April 25, 2001.

         8.(a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

               (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

               (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the
                        Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

                (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                        Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC filed herewith.

                (d) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, filed herewith.

                (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities

                        LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File
                        No. 333-178750) filed on December 23, 2011.

                (h) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File
                        No. 333-160951) filed on November 16, 2009.

                (i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (i)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File
                        No. 333-178750) filed on December 23, 2011.

         9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

Item 25.  Directors and Officers of AXA Equitable.

          Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS

*Andrea M. Nitzan                   Executive Vice President
                                    (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge           Executive Vice President,
                                    Chief Investment Officer,
                                    Treasurer and interim Chief Financial
                                    Officer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Executive Vice President

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and
                                    Chief Marketing Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-178750) on Form N-4, filed December 23, 2011.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 27. Number of Contractowners

         As of March 31, 2012, there were 748,456 Qualified Contract Owners and 28,878 Non-Qualified Contract Owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                     (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                          (ii) any person made or threatened to be made a party
                               to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                          (iii)the related expenses of any such person in any
                               of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
------------------                  --------------------------------------

*Andrew J. McMahon                  Director, Chairman of the Board and Chief
                                    Financial Protection & Wealth Management
                                    Officer

*Christine Nigro                    President and Director

*Manish Agarwal                     Director

*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Vice Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President

*David M. Kahal                     Senior Vice President

*George Papazicos                   Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

*Patricia Roy                       Chief Compliance Officer

*Maurya Keating                     Vice President and Chief Broker Dealer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)(1)(vii) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 24th day of April, 2012.


                                      SEPARATE ACCOUNT A OF
                                      AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (Registrant)

                                      By: AXA Equitable Life Insurance Company
                                                     (Depositor)

                                      By:  /s/ Dodie Kent
                                           ----------------------------------
                                           Dodie Kent
                                           Vice President and Associate General
                                           Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2012.

                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                           (Depositor)

                                   By:  /s/ Dodie Kent
                                        -----------------------------------
                                        Dodie Kent
                                        Vice President and Associate General
                                        Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Bertrand Poupart-Lafarge                Executive Vice President, Chief
                                         Investment Officer, Treasurer and
                                         interim Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson              Danny L. Hale        Ramon de Oliveira
Henri de Castries         Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne             Peter S. Kraus       Ezra Suleiman
Charlynn Goins            Andrew J. McMahon    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 24, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ----------

4(y)(y)      Endorsement Applicable to Designated Roth
             Contributions (2011EDCROTH-I)                           EX-99.4yy

4(z)(z)      Endorsement Applicable to Designated Roth
             Contributions (2011EDCROTH-100)                         EX-99.4zz

8 (c )(i)    Amendment No. 1 among AIM Variable Insurance Funds,
             AIM Distributors, Inc., AXA Equitable Life Insurance
             Company, AXA Advisors and AXA Distributors              EX-99.8ci

8 (d)        Amended and Restated Participation Agreement among
             Variable Insurance Products Funds, Fidelity
             Distributors Corporation and AXA Equitable Life
             Insurance Company.                                      EX-99.8d

9            Opinion and Consent of Counsel                          EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)        Powers of Attorney                                      EX-99.10b